UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: September 28, 2018

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (49.1%)	Value
Consumer Discretionary (6.4%)
9,382	Amazon.com, Inc.[a]	$18,792,146
27,775	American Axle & Manufacturing Holdings, Inc.[a]	484,396
300	AOKI Holdings, Inc.	4,102
300	Aoyama Trading Company, Ltd.	9,214
5,729	Aptiv plc	480,663
1,360	Ascent Capital Group, Inc.[a]	2,407
500	Autobacs Seven Company, Ltd.	8,580
433	Berkeley Group Holdings plc	20,744
1,721	Booking Holdings, Inc.[a]	3,414,464
20,450	BorgWarner, Inc.	874,851
5,000	Bridgestone Corporation	188,967
12,133	Bright Horizons Family Solutions, Inc.[a]	1,429,753
4,757	Bunzl plc	149,552
15,433	Burlington Stores, Inc.[a]	2,514,344
36,809	Carnival Corporation	2,347,310
10,845	CBS Corporation	623,045
2,101	Century Casinos, Inc.[a]	15,673
26,415	Chico’s FAS, Inc.	229,018
24,302	Children’s Place, Inc.	3,105,796
2,000	Chipotle Mexican Grill, Inc.[a]	909,040
400	Chiyoda Company, Ltd.	7,883
187	Cie Generale des Etablissements Michelin	22,320
54,200	Comcast Corporation	1,919,222
62,687	Core-Mark Holding Company, Inc.	2,128,851
77,403	Crocs, Inc.[a]	1,647,910
3,292	CSS Industries, Inc.	46,845
3,013	Culp, Inc.	72,915
700	DCM Holdings Company, Ltd.	6,360
17,149	DISH Network Corporation[a]	613,248
25,286	Dollar Tree, Inc.[a]	2,062,073
30,196	Duluth Holdings, Inc.[a,b]	949,966
2,045	Emerald Expositions Events, Inc.	33,702
11,183	Expedia Group, Inc.	1,459,158
22,115	Extended Stay America, Inc.	447,386
11,793	Five Below, Inc.[a]	1,533,798
24,479	G-III Apparel Group, Ltd.[a]	1,179,643
22,999	Habit Restaurants, Inc.[a]	366,834
29,130	Harley-Davidson, Inc.	1,319,589
1,093	Haverty Furniture Companies, Inc.	24,155
770	Hemisphere Media Group, Inc.[a]	10,742
8,688	Home Depot, Inc.	1,799,719
6,300	Honda Motor Company, Ltd.	189,732
2,191	Inchcape plc	19,078
5,634	International Speedway Corporation	246,769
280	Ipsos SA	8,573
46,740	ITV plc	95,928
12	Kering SA	6,436
30,494	Las Vegas Sands Corporation	1,809,209
1,238	Laureate Education, Inc.[a]	19,115
544	Liberty Latin America, Ltd.[a]	11,337
7,802	Liberty Media Corporation - Liberty SiriusXM[a]	338,997
2,962	Liberty SiriusXM Group[a]	128,669
8,936	LKQ Corporation[a]	283,003
27,970	Lowe’s Companies, Inc.	3,211,515
3,725	Lululemon Athletica, Inc.[a]	605,275
2,499	Magna International, Inc.	131,272
8,578	McDonald’s Corporation	1,435,014
2,204	Mediaset Espana Comunicacion SA	16,046
40,861	Michaels Companies, Inc.[a]	663,174
6,734	Modine Manufacturing Company[a]	100,337
9,982	Netflix, Inc.[a]	3,734,566
39,340	Newell Brands, Inc.	798,602

Shares	Common Stock (49.1%)	Value
Consumer Discretionary (6.4%) - continued
34,095	News Corporation, Class A	$449,713
16,497	News Corporation, Class B	224,359
497	Next plc	35,569
2,400	NHK Spring Company, Ltd.	24,959
39,823	NIKE, Inc.	3,373,805
20,900	Nissan Motor Company, Ltd.	195,572
26,660	Norwegian Cruise Line Holdings, Ltd.[a]	1,531,084
67,036	Nutrisystem, Inc.	2,483,684
1,664	O’Reilly Automotive, Inc.[a]	577,940
16,084	Oxford Industries, Inc.	1,450,777
2,764	Peugeot SA	74,561
15,113	Planet Fitness, Inc.[a]	816,555
781	Playa Hotels and Resorts NVa	7,521
300	Plenus Company, Ltd.[b]	4,889
8,970	Polaris Industries, Inc.	905,522
1,150	ProSiebenSat.1 Media AG	29,794
5,090	PVH Corporation	734,996
3,825	RHa,b	501,113
14,596	Ross Stores, Inc.	1,446,464
39	RTL Group SA	2,782
900	Sangetsu Company, Ltd.	17,660
1,300	Sankyo Company, Ltd.	50,855
13,200	Sekisui House, Ltd.	201,290
3,581	Seven West Media, Ltd.[a]	2,584
500	SHIMAMURA Company, Ltd.	47,429
41,303	Six Flags Entertainment Corporation	2,883,775
4,833	Stamps.com, Inc.[a]	1,093,225
1,800	Sumitomo Rubber Industries, Ltd.	27,029
1,385	Super Retial Group, Ltd.	8,876
100	Takara Standard Company, Ltd.	1,751
8,910	Tapestry, Inc.	447,906
36,976	Toll Brothers, Inc.	1,221,317
11,805	Tower International, Inc.	357,101
3,300	Toyoda Gosei Company, Ltd.	81,498
2,800	TV Asahi Holdings Corporation	53,814
4,179	Ulta Beauty, Inc.[a]	1,178,979
3,685	Vail Resorts, Inc.	1,011,238
4,299	VF Corporation	401,742
3,225	Whirlpool Corporation	382,969
11,075	Wingstop, Inc.	756,090
660	Wolters Kluwer NV	41,144
21,172	Zumiez, Inc.[a]	557,882

	Total	92,806,844

Consumer Staples (1.4%)
28,007	Altria Group, Inc.	1,689,102
36,375	Archer-Daniels-Midland Company	1,828,571
500	Arcs Company, Ltd.	13,556
8,832	Casey’s General Stores, Inc.	1,140,300
109,272	Cott Corporation	1,764,743
18,990	e.l.f. Beauty, Inc.[a,b]	241,743
3,912	Empire Company, Ltd.	71,295
671	ForFarmers BV	7,591
81,118	Hain Celestial Group, Inc.[a]	2,199,920
3,429	Imperial Brands plc	119,323
2,738	Inter Parfums, Inc.	176,464
10,400	Japan Tobacco, Inc.	271,578
11,145	John B. Sanfilippo & Son, Inc.	795,530
4,650	Kimberly-Clark Corporation	528,426
3,987	Koninklijke Ahold Delhaize NV	91,472
47,609	Kroger Company	1,385,898
173	Loblaw Companies, Ltd.	8,888
17,803	MGP Ingredients, Inc.	1,406,081
100	Ministop Company, Ltd.	1,921
6,317	Molson Coors Brewing Company	388,496

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (49.1%)	Value
Consumer Staples (1.4%) - continued
12,137	Monster Beverage Corporation[a]	$707,344
100	NH Foods, Ltd.	3,694
15,834	PepsiCo, Inc.	1,770,241
847	Seneca Foods Corporation[a]	28,544
2,551	SpartanNash Company	51,173
1,489	Swedish Match AB	76,111
29,725	Turning Point Brands, Inc.	1,232,399
2,906	Unilever NV	161,646
4,237	Unilever plc	232,757
13,344	Wal-Mart Stores, Inc.	1,253,135
2,945	Wesfarmers, Ltd.	106,047

	Total	19,753,989

Energy (2.4%)
11,312	Abraxas Petroleum Corporation[a]	26,357
35,640	Anadarko Petroleum Corporation	2,402,492
3,665	Andeavor	562,577
52,202	Archrock, Inc.	636,864
759	BP plc	5,818
149,480	Callon Petroleum Company[a]	1,792,265
23,349	Chevron Corporation	2,855,116
1,431	Comstock Resources, Inc.[a]	11,992
8,007	Concho Resources, Inc.[a]	1,223,069
15,618	Denbury Resources, Inc.[a]	96,832
349	Eni SPA	6,578
10,081	EQT Corporation	445,883
2,720	Era Group, Inc.[a]	33,592
138,719	Euronav NV	1,206,855
4,814	Exterran Corporation[a]	127,715
22,396	Exxon Mobil Corporation	1,904,108
19,654	Forum Energy Technologies, Inc.[a]	203,419
106	Gaztransport Et Technigaz SA	8,037
73,197	Gran Tierra Energy, Inc.[a]	279,613
24,544	Halliburton Company	994,768
15,809	Helix Energy Solutions Group, Inc.[a]	156,193
7,989	HollyFrontier Corporation	558,431
1,249	Keane Group, Inc.[a]	15,450
99,271	Marathon Oil Corporation	2,311,029
9,550	Marathon Petroleum Corporation	763,713
5,587	Nabors Industries, Ltd.	34,416
9,706	Newpark Resources, Inc.[a]	100,457
51,467	Nine Energy Service, Inc.[a]	1,573,861
13,117	Northern Oil and Gas, Inc.[a]	52,468
1,575	OMV AG	88,356
8,426	ONEOK, Inc.	571,199
42,710	Parsley Energy, Inc.[a]	1,249,267
77,944	Patterson-UTI Energy, Inc.	1,333,622
1,272	Petrofac, Ltd.	10,696
5,149	Phillips 66	580,395
4,557	Pioneer Energy Services Corporation[a]	13,443
12,866	Pioneer Natural Resources Company	2,241,129
53,234	Ring Energy, Inc.[a]	527,549
316	Royal Dutch Shell plc, Class A	10,835
7,144	Royal Dutch Shell plc, Class B	250,088
2,428	Sanchez Energy Corporation[a]	5,584
12,330	SM Energy Company	388,765
33,375	Talos Energy, Inc.[a]	1,095,368
23,304	TechnipFMC plc	728,250
7,991	Teekay Tankers, Ltd.	7,894
1,492	Total SA	97,011
1,492	Total SA, DRIP[a,c]	64
183,601	Transocean, Ltd.[a]	2,561,234
15,722	Unit Corporation[a]	409,715
2,131	W&T Offshore, Inc.[a]	20,543
248,010	Weatherford International plc[a]	672,107
5,154	Whiting Petroleum Corporation[a]	273,368

Shares	Common Stock (49.1%)	Value
Energy (2.4%) - continued
47,789	WPX Energy, Inc.[a]	$961,515

	Total	34,487,965

Financials (8.0%)
445	Aareal Bank AG	18,555
5,705	Affiliated Managers Group, Inc.	779,988
16,533	Aflac, Inc.	778,208
693	AG Mortgage Investment Trust, Inc.	12,599
47	Allianz SE	10,461
13,050	Allstate Corporation	1,288,035
23,450	Ally Financial, Inc.	620,252
4,195	American Express Company	446,726
20,017	American Financial Group, Inc.	2,221,286
10,780	American International Group, Inc.	573,927
9,700	Ameris Bancorp	443,290
728	Anima Holding SPA[d]	3,567
8,128	Arch Capital Group, Ltd.[a]	242,296
19,211	Argo Group International Holdings, Ltd.	1,211,254
6,180	Arthur J. Gallagher & Company	460,039
68,318	Assured Guaranty, Ltd.	2,885,069
466	ASX, Ltd.	21,435
5,663	Australia & New Zealand Banking Group, Ltd.	115,280
5,406	Banca Monte dei Paschi di Siena SPA[a,b]	14,036
1,641	Banco de Sabadell SA	2,537
39,246	BancorpSouth Bank	1,283,344
256,493	Bank of America Corporation	7,556,284
737	Bank of Marin Bancorp	61,834
527	Bank of New York Mellon Corporation	26,872
11,686	Bank OZK	443,601
3,030	BankFinancial Corporation	48,298
2,282	Bankinter SA	20,962
2,855	Barclays plc	6,332
5,895	Berkshire Hathaway, Inc.[a]	1,262,178
26,050	Blackstone Group, LP	991,984
16,538	Boston Private Financial Holdings, Inc.	225,744
51,912	BrightSphere Investment Group	643,709
18,928	Brown & Brown, Inc.	559,701
23,361	CaixaBank SA	106,244
19,704	Capital One Financial Corporation	1,870,501
12,328	Cathay General Bancorp	510,872
15,588	Central Pacific Financial Corporation	411,991
1,885	Cherry Hill Mortgage Investment Corporation	34,118
6,040	Chubb, Ltd.	807,186
5,178	CI Financial Corporation	82,221
2,344	Cincinnati Financial Corporation	180,043
100,314	Citigroup, Inc.	7,196,526
1,543	CNO Financial Group, Inc.	32,742
3,021	CNP Assurances	72,823
47,084	CoBiz Financial, Inc.	1,042,440
12,380	Comerica, Inc.	1,116,676
8,464	Community Trust Bancorp, Inc.	392,306
760	Direct Line Insurance Group plc	3,208
16,153	Discover Financial Services	1,234,897
7,029	DnB ASA	147,922
32,401	Dynex Capital, Inc.	206,718
27,530	E*TRADE Financial Corporation[a]	1,442,297
17,983	East West Bancorp, Inc.	1,085,634
3,592	Ellington Residential Mortgage REIT	40,554
6,915	Employers Holdings, Inc.	313,249
14,619	Enterprise Financial Services Corporation	775,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (49.1%)	Value
Financials (8.0%) - continued
16,949	Essent Group, Ltd.[a]	$749,993
1,365	Euronext NVd	89,688
1,324	FBL Financial Group, Inc.	99,631
58,887	Fifth Third Bancorp	1,644,125
4,114	Financial Institutions, Inc.	129,180
4,298	Finecobank Banca Fineco SPA	57,313
8,745	First American Financial Corporation	451,155
6,843	First Busey Corporation	212,475
10,361	First Commonwealth Financial Corporation	167,227
11,751	First Defiance Financial Corporation	353,823
1,800	First Financial Corporation	90,360
59,038	First Hawaiian, Inc.	1,603,472
30,202	First Interstate BancSystem, Inc.	1,353,050
887	First Merchants Corporation	39,906
424	First Mid-Illinois Bancshares, Inc.	17,100
3,325	First Midwest Bancorp, Inc.	88,412
997	First of Long Island Corporation	21,685
6,975	First Republic Bank	669,600
13,682	FlexiGroup, Ltd.	18,933
1,274	Genworth MI Canada, Inc.	42,008
22,531	Goldman Sachs Group, Inc.	5,052,351
8,285	Great Southern Bancorp, Inc.	458,575
42,259	Hamilton Lane, Inc.	1,871,228
22,754	Hancock Whitney Corporation	1,081,953
1,111	Hanmi Financial Corporation	27,664
887	Hannover Rueckversicherung SE	125,198
1,236	Hanover Insurance Group, Inc.	152,485
28,710	Hartford Financial Services Group, Inc.	1,434,352
378	Heartland Financial USA, Inc.	21,943
77,084	Heritage Commerce Corporation	1,150,093
5,812	Hometrust Bancshares, Inc.[a]	169,420
17,090	Horace Mann Educators Corporation	767,341
6,144	Horizon Bancorp, Inc.	121,344
19,731	Houlihan Lokey, Inc.	886,514
8,091	HSBC Holdings plc	70,597
97,561	Huntington Bancshares, Inc.	1,455,610
17,759	IBERIABANK Corporation	1,444,695
6,371	Independent Bank Corporation	150,674
5,073	Interactive Brokers Group, Inc.	280,588
21,685	Intercontinental Exchange, Inc.	1,623,990
15,930	Invesco, Ltd.	364,478
91,851	Investment Technology Group, Inc.	1,989,493
12,405	J.P. Morgan Chase & Company	1,399,780
20,863	Jefferies Financial Group, Inc.	458,151
18,464	Kemper Corporation	1,485,429
245,987	KeyCorp	4,892,681
14,377	Ladder Capital Corporation	243,546
3,170	Lakeland Bancorp, Inc.	57,218
23,474	Loews Corporation	1,179,099
750	Markel Corporation[a]	891,367
3,978	MarketAxess Holdings, Inc.	710,033
900	Matsui Securities Company, Ltd.	9,458
74,645	Medibank Private, Ltd.	156,958
1,095	Mercantile Bank Corporation	36,540
32,673	Meridian Bancorp, Inc.	555,441
17,190	MetLife, Inc.	803,117
10,318	MidWestOne Financial Group, Inc.	343,693
30,500	Mizuho Financial Group, Inc.	53,155
15,887	Morgan Stanley	739,858
121	Nasdaq, Inc.	10,382
8,195	National Bank Holdings Corporation	308,542
1,540	National Bank of Canada	76,914
38	National Western Life Group, Inc.	12,130
558	NBT Bancorp, Inc.	21,416

Shares	Common Stock (49.1%)	Value
Financials (8.0%) - continued
916	Northern Trust Corporation	$93,551
2,674	Old Second Bancorp, Inc.	41,313
10,546	PacWest Bancorp	502,517
411	Paragon Banking Group plc	2,563
625	Pargesa Holding SA	50,215
98	Park National Corporation	10,345
56,725	PCSB Financial Corporation	1,153,786
2,249	Peapack-Gladstone Financial Corporation	69,472
740	Peoples Bancorp, Inc.	25,922
13,217	Primerica, Inc.	1,593,309
840	Principal Financial Group, Inc.	49,216
27,201	Provident Financial Services, Inc.	667,785
5,620	Prudential Financial, Inc.	569,418
5,379	QCR Holdings, Inc.	219,732
24,450	Radian Group, Inc.	505,381
974	Raymond James Financial, Inc.	89,657
11,233	Sandy Spring Bancorp, Inc.	441,569
67,731	Santander Consumer USA Holdings Inc.	1,357,329
62,695	Seacoast Banking Corporation of Florida[a]	1,830,694
500	Senshu Ikeda Holdings, Inc.	1,677
94,154	SLM Corporation[a]	1,049,817
17,701	State Auto Financial Corporation	540,589
11,390	State Street Corporation	954,254
52,591	Sterling Bancorp	1,157,002
24,656	Stifel Financial Corporation	1,263,867
472	Sun Life Financial, Inc.	18,765
7,766	SVB Financial Group[a]	2,413,906
28,273	Synchrony Financial	878,725
53,388	Synovus Financial Corporation	2,444,636
5,479	TD Ameritrade Holding Corporation	289,456
1,150	Territorial Bancorp, Inc.	33,982
64	Topdanmark AS	2,925
3,480	TriCo Bancshares	134,398
28,843	TrustCo Bank Corporation	245,165
16,760	U.S. Bancorp	885,096
24,654	United Community Banks, Inc.	687,600
9,957	United Financial Bancorp, Inc.	167,576
577	United Fire Group, Inc.	29,294
6,560	Unum Group	256,299
2,358	Washington Trust Bancorp, Inc.	130,397
11,064	Wells Fargo & Company	581,524
4,390	Western Alliance Bancorp[a]	249,747
6,178	Wintrust Financial Corporation	524,759
14,001	WSFS Financial Corporation	660,147
62,020	Zions Bancorporation	3,110,303

	Total	115,416,699

Health Care (6.9%)
954	ABIOMED, Inc.[a]	429,061
9,088	Aerie Pharmaceuticals, Inc.[a]	559,366
5,180	Aetna, Inc.	1,050,763
258	Alkermes plc[a]	10,950
5,693	AmerisourceBergen Corporation	525,008
8,111	Amgen, Inc.	1,681,329
539	Amplifon SPA	11,950
2,108	Ardelyx, Inc.[a]	9,170
5,193	Arena Pharmaceuticals, Inc.[a]	238,982
7,614	Asterias Biotherapeutics, Inc.[a]	9,898
134	Atrion Corporation	93,103
10,370	Baxter International, Inc.	799,423
6,259	Becton, Dickinson and Company	1,633,599
8,940	Biogen, Inc.[a]	3,158,591
14,992	BioMarin Pharmaceutical, Inc.[a]	1,453,774

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (49.1%)	Value
Health Care (6.9%) - continued
1,460	Bio-Techne Corporation	$298,001
754	Bruker Corporation	25,221
3,142	Cardinal Health, Inc.	169,668
13,030	Cardiovascular Systems, Inc.[a]	509,994
46,106	Catalent, Inc.[a]	2,100,128
15,049	Celgene Corporation[a]	1,346,735
2,333	Charles River Laboratories International, Inc.[a]	313,882
9,540	Concert Pharmaceuticals, Inc.[a]	141,574
21,930	CVS Health Corporation	1,726,330
19,749	Danaher Corporation	2,145,926
12,530	Dexcom, Inc.[a]	1,792,291
13,426	Edwards Lifesciences Corporation[a]	2,337,467
2,797	Eli Lilly and Company	300,146
3,181	Epizyme, Inc.[a]	33,719
18,564	Evolent Health, Inc.[a]	527,218
1,248	Exelixis, Inc.[a]	22,115
12,692	Express Scripts Holding Company[a]	1,205,867
455	FibroGen, Inc.[a]	27,641
50,138	GenMark Diagnostics, Inc.[a]	368,514
271	Genomic Health, Inc.[a]	19,030
52	Gerresheimer AG	4,390
14,674	Gilead Sciences, Inc.	1,132,980
1,993	GlaxoSmithKline plc	39,969
18,030	GlaxoSmithKline plc ADR	724,265
73,376	Halozyme Therapeutics, Inc.[a]	1,333,242
4,843	Heska Corporation[a]	548,760
3,908	Hill-Rom Holdings, Inc.	368,915
4,660	Illumina, Inc.[a]	1,710,500
9,833	Immunomedics, Inc.[a]	204,821
4,976	Inogen, Inc.[a]	1,214,741
15,114	Intersect ENT, Inc.[a]	434,528
4,194	Intra-Cellular Therapies, Inc.[a]	91,010
2,643	Intuitive Surgical, Inc.[a]	1,517,082
6,970	Jazz Pharmaceuticals, Inc.[a]	1,171,866
23,352	Johnson & Johnson	3,226,546
600	KYORIN Holdings, Inc.	12,400
29,706	LHC Group, Inc.[a]	3,059,421
72	LNA Sante	4,466
3,562	Magellan Health Services, Inc.[a]	256,642
1,895	Medpace Holdings, Inc.[a]	113,529
34,238	Medtronic plc	3,367,992
37,340	Merck & Company, Inc.	2,648,900
12,052	Merit Medical Systems, Inc.[a]	740,595
400	Miraca Holdings, Inc.	10,406
22,465	Mylan NVa	822,219
43,729	Myriad Genetics, Inc.[a]	2,011,534
2,421	National Healthcare Corporation	182,471
13,399	Neurocrine Biosciences, Inc.[a]	1,647,407
3,051	Neuronetics, Inc.[a]	97,815
15,205	Nevro Corporation[a]	866,685
2,861	Novartis AG	246,270
6,371	Novo Nordisk AS	299,852
11,190	Novocure, Ltd.[a]	586,356
33,450	NuVasive, Inc.[a]	2,374,281
32,016	Omnicell, Inc.[a]	2,301,950
87,226	Optinose, Inc.[a,b]	1,084,219
14,769	PerkinElmer, Inc.	1,436,581
9,710	Perrigo Company plc	687,468
81,300	Pfizer, Inc.	3,582,891
5,561	Prothena Corporation plc[a]	72,738
9,455	Ra Medical Systems, Inc.[a]	172,081
998	Roche Holding AG	241,332
1,789	Sage Therapeutics, Inc.[a]	252,696
23,242	Syneos Health, Inc.[a]	1,198,125
31,669	Tactile Systems Technology, Inc.[a]	2,250,082

Shares	Common Stock (49.1%)	Value
Health Care (6.9%) - continued
13,815	Teleflex, Inc.	$3,676,033
12,611	Thermo Fisher Scientific, Inc.	3,078,093
29,943	UnitedHealth Group, Inc.	7,966,036
13,560	Universal Health Services, Inc.	1,733,510
19,550	Valeant Pharmaceuticals International, Inc.[a]	501,849
16,783	Veeva Systems, Inc.[a]	1,827,165
14,780	Vertex Pharmaceuticals, Inc.[a]	2,848,697
6,574	West Pharmaceutical Services, Inc.	811,692
41,270	Wright Medical Group NVa	1,197,655
31,767	Zoetis, Inc.	2,908,587

	Total	99,978,770

Industrials (7.1%)
6,197	Acco Brands Corporation	70,026
2,775	ACS Actividades de Construccion y Servicios, SAa	117,862
3,250	Acuity Brands, Inc.	510,900
9,370	Advanced Disposal Services, Inc.[a]	253,740
7,232	AECOM[a]	236,197
3,050	Aegion Corporation[a]	77,409
17,759	Aerojet Rocketdyne Holdings, Inc.[a]	603,628
19,946	AGCO Corporation	1,212,517
348	Aircastle, Ltd.	7,625
343	Altra Industrial Motion Corporation	14,166
18,882	AMETEK, Inc.	1,493,944
10,292	ASGN, Inc.[a]	812,348
182	Atlantia SPA	3,776
4,592	Atlas Copco AB, Class A	132,058
4,127	Atlas Copco AB, Class B	109,957
11,594	Boeing Company	4,311,809
7,150	Brink’s Company	498,712
8,746	BWX Technologies, Inc.	546,975
27,758	Casella Waste Systems, Inc.[a]	862,163
18,355	Caterpillar, Inc.	2,798,954
10,049	CBIZ, Inc.[a]	238,161
282	CIA De Distribucion Integral	7,245
10,440	Colfax Corporation[a]	376,466
6,897	Comfort Systems USA, Inc.	388,991
12,683	Costamare, Inc.	82,313
9,949	Crane Company	978,484
309	CSW Industrials, Inc.[a]	16,593
55,084	CSX Corporation	4,078,970
229	Cummins, Inc.	33,450
5,968	Curtiss-Wright Corporation	820,123
23,500	Delta Air Lines, Inc.	1,359,005
9,323	Dycom Industries, Inc.[a]	788,726
15,581	EMCOR Group, Inc.	1,170,289
12,907	Emerson Electric Company	988,418
23,628	Encore Wire Corporation	1,183,763
1,310	ESCO Technologies, Inc.	89,145
5,238	Federal Signal Corporation	140,274
514	Ferguson plc	43,599
3,782	Forrester Research, Inc.	173,594
9,117	Fortune Brands Home and Security, Inc.	477,366
941	Franklin Electric Company, Inc.	44,462
4,682	General Dynamics Corporation	958,499
6,552	General Electric Company	73,972
14,819	Genesee & Wyoming, Inc.[a]	1,348,381
286	Global Brass and Copper Holdings, Inc.	10,553
551	GMS, Inc.[a]	12,783
3,371	Gorman-Rupp Company	123,041
15,072	Granite Construction, Inc.	688,790
6,312	GWA Group, Ltd.	14,233

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (49.1%)	Value
Industrials (7.1%) - continued
21,836	Healthcare Services Group, Inc.[b]	$886,978
15,503	Heico Corporation	1,435,733
490	Hillenbrand, Inc.	25,627
2,000	Hino Motors, Ltd.	21,900
146	Hochtief AG	24,203
36,548	Honeywell International, Inc.	6,081,587
3,451	Hubbell, Inc.	460,950
5,225	Huntington Ingalls Industries, Inc.	1,338,018
848	Hyster-Yale Materials Handling, Inc.	52,177
1,078	ICF International, Inc.	81,335
800	Inaba Denki Sangyo Company, Ltd.	35,324
16,586	Ingersoll-Rand plc	1,696,748
20,158	Interface, Inc.	470,689
12,278	Jacobs Engineering Group, Inc.	939,267
10,204	JB Hunt Transport Services, Inc.	1,213,664
8,772	KAR Auction Services, Inc.	523,601
89,600	KeyW Holding Corporation[a]	775,936
5,340	Kforce, Inc.	200,784
31,353	Kirby Corporation[a]	2,578,784
11,112	Korn/Ferry International	547,155
6,130	L3 Technologies, Inc.	1,303,361
6,461	Lincoln Electric Holdings, Inc.	603,716
11,727	Lindsay Corporation	1,175,514
1,837	Lockheed Martin Corporation	635,529
15,700	Masco Corporation	574,620
11,444	Masonite International Corporation[a]	733,560
18,471	Mercury Systems, Inc.[a]	1,021,816
10,596	Milacron Holdings Corporation[a]	214,569
500	Mitsuboshi Belting, Ltd.	13,201
501	Monadelphous Group, Ltd.	5,820
3,538	Moog, Inc.	304,162
153,790	MRC Global, Inc.[a]	2,886,638
2,596	Mueller Industries, Inc.	75,232
2,456	National Express Group plc	12,491
34,977	NCI Building Systems, Inc.[a]	529,902
111,386	Nexeo Solutions, Inc.[a]	1,364,478
2,000	Nitto Kogyo Corporation	36,986
1,000	Nobina ABd	7,144
16,641	Norfolk Southern Corporation	3,003,700
740	Northgate plc	4,010
7,250	Old Dominion Freight Line, Inc.	1,169,135
131	Orion Group Holdings, Inc.[a]	989
21,149	Oshkosh Corporation	1,506,655
5,690	PageGroup plc	42,401
3,222	Parker Hannifin Corporation	592,622
69,950	Primoris Services Corporation	1,736,159
3,681	Radiant Logistics, Inc.[a]	21,755
15,397	Raven Industries, Inc.	704,413
1,289	Resources Connection, Inc.	21,397
176	Rockwool International AS	75,308
6,158	Roper Industries, Inc.	1,824,061
133	Rush Enterprises, Inc.	5,228
1,197	Sandvik AB	21,192
536	Schindler Holding AG, Participation Certificate	133,762
811	Schneider Electric SE	65,121
7	SGS SA	18,431
800	ShinMaywa Industries, Ltd.	10,843
17,758	SiteOne Landscape Supply, Inc.[a]	1,337,888
5,229	SKF AB	102,891
1,487	Smiths Group plc	28,952
83,155	Southwest Airlines Company	5,193,030
2,240	SP Plus Corporation[a]	81,760
321	Spirax-Sarco Engineering plc	30,496
6,284	SPX Corporation[a]	209,320
1,977	SPX FLOW, Inc.[a]	102,804

Shares	Common Stock (49.1%)	Value
Industrials (7.1%) - continued
1,668	Standex International Corporation	$173,889
10,400	Sumitomo Electric Industries, Ltd.	163,193
200	Taikisha, Ltd.	6,532
24,730	Terex Corporation	986,974
800	Toppan Forms Company, Ltd.	7,692
3,500	Toppan Printing Company, Ltd.	56,192
39,468	TPI Composites, Inc.[a]	1,126,811
1,708	Transcontinental, Inc.	30,282
1,430	TransDigm Group, Inc.[a]	532,389
8,276	TransUnion	608,948
11,754	TriMas Corporation[a]	357,322
600	Tsubakimoto Chain Company	27,778
440	UniFirst Corporation	76,406
17,150	United Continental Holdings, Inc.[a]	1,527,379
6,586	United Parcel Service, Inc.	768,915
9,152	United Rentals, Inc.[a]	1,497,267
14,390	United Technologies Corporation	2,011,866
42,085	Univar, Inc.[a]	1,290,326
3,635	Universal Truckload Services, Inc.	133,768
7,932	Valmont Industries, Inc.	1,098,582
20,685	Verisk Analytics, Inc.[a]	2,493,577
1,525	Vinci SA	145,088
7,896	WABCO Holdings, Inc.[a]	931,254
17,140	WageWorks, Inc.[a]	732,735
45,875	Waste Connections, Inc.	3,659,449
3,245	Watsco, Inc.	577,935
23,687	Willdan Group, Inc.[a]	804,411
400	Yuasa Trading Company, Ltd.	14,362

	Total	102,159,299

Information Technology (13.1%)
4,265	2U, Inc.[a]	320,685
1,506	Adobe Systems, Inc.[a]	406,545
41,619	Advanced Micro Devices, Inc.[a]	1,285,611
27,091	Agilent Technologies, Inc.	1,910,999
29,360	Akamai Technologies, Inc.[a]	2,147,684
5,100	Alliance Data Systems Corporation	1,204,416
7,741	Alphabet, Inc., Class Aa	9,344,006
2,943	Alphabet, Inc., Class Ca	3,512,382
1,649	Amadeus IT Holding SA	152,844
8,109	Ambarella, Inc.[a,b]	313,656
1,882	American Software, Inc.	22,829
34,901	Amphenol Corporation	3,281,392
49,476	Apple, Inc.	11,168,712
11,254	Applied Materials, Inc.	434,967
7,386	Arista Networks, Inc.[a]	1,963,642
12,168	Arrow Electronics, Inc.[a]	897,025
2,322	Atkore International Group, Inc.[a]	61,603
6,170	Atlassian Corporation plc[a]	593,184
19,367	Autodesk, Inc.[a]	3,023,382
8,138	Automatic Data Processing, Inc.	1,226,071
12,332	Belden, Inc.	880,628
11,781	Benchmark Electronics, Inc.	275,675
44,129	Blackline, Inc.[a]	2,491,965
47,946	Booz Allen Hamilton Holding Corporation	2,379,560
582	Broadcom, Ltd.	143,597
1,700	Canon, Inc.	53,906
1,424	Capgemini SA	179,278
1,787	Carsales.com, Ltd.	18,676
4,583	CDW Corporation	407,520
9,000	CEVA, Inc.[a]	258,750
3,442	CGI Group, Inc.[a]	221,925
86,308	Ciena Corporation[a]	2,696,262
177,192	Cisco Systems, Inc.	8,620,391
42,374	Clearway Energy, Inc.	806,801

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (49.1%)	Value
Information Technology (13.1%) - continued
8,825	Cognex Corporation	$492,611
1,021	Cognizant Technology Solutions Corporation	78,770
6,072	CoreLogic, Inc.[a]	300,018
279	CSG Systems International, Inc.	11,199
14,345	Descartes Systems Group, Inc.[a]	486,295
58,354	Dolby Laboratories, Inc.	4,083,029
200	Electronic Arts, Inc.[a]	24,098
2,900	Endurance International Group Holdings, Inc.[a]	25,520
5,911	Envestnet, Inc.[a]	360,275
4,220	Euronet Worldwide, Inc.[a]	422,928
21,869	EVERTEC, Inc.	527,043
574	ExlService Holdings, Inc.[a]	37,999
43,753	Facebook, Inc.[a]	7,195,618
1,667	Fidelity National Information Services, Inc.	181,820
14,964	Fiserv, Inc.[a]	1,232,734
38,321	Flextronics International, Ltd.[a]	502,772
35,440	FLIR Systems, Inc.	2,178,497
19,912	Fortinet, Inc.[a]	1,837,280
18,010	Global Payments, Inc.	2,294,474
25,755	Guidewire Software, Inc.[a]	2,601,513
964	Halma plc	18,149
4,827	IAC/InterActiveCorporation[a]	1,046,107
30,351	Keysight Technologies, Inc.[a]	2,011,664
10,500	Konica Minolta Holdings, Inc.	111,741
230	Kulicke and Soffa Industries, Inc.	5,483
6,130	Lam Research Corporation	929,921
5,237	Liberty Tripadvisor Holdings, Inc.[a]	77,769
41,693	M/A-COM Technology Solutions Holdings, Inc.[a,b]	858,876
1,259	ManTech International Corporation	79,695
41,038	MasterCard, Inc.	9,135,469
7,870	Maxim Integrated Products, Inc.	443,789
106,783	Microsoft Corporation	12,212,772
2,939	MoneyGram International, Inc.[a]	15,724
22,809	Monolithic Power Systems, Inc.	2,863,214
2,276	Monotype Imaging Holdings, Inc.	45,975
37,495	National Instruments Corporation	1,812,133
1,100	NEC Networks & System Integration Corporation	25,510
19,685	New Relic, Inc.[a]	1,854,918
8,691	Nice, Ltd. ADR[a]	994,859
6,869	Novanta, Inc.[a]	469,840
13,377	NVIDIA Corporation	3,759,205
64,411	Oracle Corporation	3,321,031
7,090	Palo Alto Networks, Inc.[a]	1,597,093
70,386	PayPal Holdings, Inc.[a]	6,182,706
9,410	Pegasystems, Inc.	589,066
27,433	Plexus Corporation[a]	1,605,105
21,251	Proofpoint, Inc.[a]	2,259,619
32,327	Q2 Holdings, Inc.[a]	1,957,400
82,801	Quantenna Communications, Inc.[a]	1,527,678
25,896	Red Hat, Inc.[a]	3,529,107
6,598	RELX plc	138,801
5,850	RELX plc	122,904
13,544	Rogers Corporation[a]	1,995,302
6,895	Rudolph Technologies, Inc.[a]	168,583
300	Ryoyo Electro Corporation	4,638
47,713	SailPoint Technologies Holdings, Inc.[a]	1,623,196
51,709	Salesforce.com, Inc.[a]	8,223,282
1,354	ScanSource, Inc.[a]	54,025
733	Seagate Technology plc	34,708
84,669	Sequans Communications SA ADR[a,b]	120,230
9,931	ServiceNow, Inc.[a]	1,942,802

Shares	Common Stock (49.1%)	Value
Information Technology (13.1%) - continued
5,700	Shinko Electric Industries Company, Ltd.	$47,973
33	Siltronic AG	4,036
6,823	SS&C Technologies Holdings, Inc.	387,751
26,479	Synopsys, Inc.[a]	2,611,094
544	TE Connectivity, Ltd.	47,834
12,173	Teradata Corporation[a]	459,044
14,076	Teradyne, Inc.	520,530
20,079	Texas Instruments, Inc.	2,154,276
100	Tokyo Seimitsu Company, Ltd.	2,607
368	Trimble, Inc.[a]	15,993
27,800	Twitter, Inc.[a]	791,188
9,263	Tyler Technologies, Inc.[a]	2,269,991
1,491	Ultimate Software Group, Inc.[a]	480,385
4,849	Universal Display Corporation[b]	571,697
11,288	Verint Systems, Inc.[a]	565,529
1,117	VeriSign, Inc.[a]	178,854
53,876	Virtusa Corporation[a]	2,893,680
55,423	Visa, Inc.	8,318,438
48,502	Xilinx, Inc.	3,888,405
18,697	Zix Corporation[a]	103,768

	Total	189,664,224

Materials (1.5%)
14,490	Alcoa Corporation[a]	585,396
6,522	Balchem Corporation	731,051
10,725	Ball Corporation	471,793
2,794	BASF SE	247,920
7,880	BHP Billiton plc	171,955
4,535	BHP Billiton, Ltd.	112,971
748	Canfor Corporation[a]	13,945
20,345	Celanese Corporation	2,319,330
16,160	CF Industries Holdings, Inc.	879,750
859	Coeur Mining, Inc.[a]	4,579
6,259	Continental Building Products, Inc.[a]	235,025
4,500	Daicel Corporation	52,272
10,490	Eastman Chemical Company	1,004,103
3,221	Evonik Industries AG	115,199
8,150	Ferroglobe Representation & Warranty Insurance Trust[a,c]	1
10,923	Freeport-McMoRan, Inc.	152,048
152	Fuchs Petrolub SE	8,482
2,064	Granges AB	24,580
269	Hexpol AB	2,960
400	Hitachi Chemical Company, Ltd.	8,140
500	Hokuetsu Corporation	2,723
5,930	Innospec, Inc.	455,128
3,468	International Paper Company	170,452
800	JSR Corporation	14,935
2,925	Kadant, Inc.	315,461
222	Koppers Holdings, Inc.[a]	6,915
4,600	Kuraray Company, Ltd.	69,154
2,000	Kyoei Steel, Ltd.	39,004
6,520	Martin Marietta Materials, Inc.	1,186,314
10,471	Mercer International, Inc.	175,913
1,631	Methanex Corporation	129,012
3,769	Minerals Technologies, Inc.	254,784
3,027	Mondi plc	82,879
8,279	Myers Industries, Inc.	192,487
931	Navigator Company SA	4,562
16,293	Newmont Mining Corporation	492,049
2,000	Nippon Kayaku Company, Ltd.	23,785
1,400	Nippon Light Metal Holdings Company, Ltd.	3,129
7,000	Nippon Steel & Sumitomo Metal Corporation	148,069

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (49.1%)	Value
Materials (1.5%) - continued
7,586	Nucor Corporation	$481,332
737	Olympic Steel, Inc.	15,381
23,426	OMNOVA Solutions, Inc.[a]	230,746
27,800	Owens-Illinois, Inc.[a]	522,362
1,977	Packaging Corporation of America	216,857
12,992	Reliance Steel & Aluminum Company	1,108,088
13	Rio Tinto, Ltd.	739
16,220	RPM International, Inc.	1,053,327
3,972	Ryerson Holding Corporation[a]	44,884
5,437	Sandfire Resources NL	29,167
100	Sanyo Special Steel Company, Ltd.	2,440
8,879	Schweitzer-Mauduit International, Inc.	340,155
21,622	Scotts Miracle-Gro Company	1,702,300
24,728	Sensient Technologies Corporation	1,891,939
2,896	Sonoco Products Company	160,728
1,406	SSAB AB, Class A	7,057
18,570	Steel Dynamics, Inc.	839,178
555	Stepan Company	48,291
500	Taiheiyo Cement Corporation	15,681
200	Taiyo Holdings Company, Ltd.	7,718
1,400	Toagosei Company, Ltd.	16,153
5,258	Trinseo SA	411,701
200	Ube Industries, Ltd.	5,441
7,237	United States Lime & Minerals, Inc.	571,361
5,459	UPM-Kymmene Oyj	214,096
24,495	WestRock Company	1,309,013
5,390	Worthington Industries, Inc.	233,710
300	Yamato Kogyo Company, Ltd.	9,303

	Total	22,397,403

Real Estate (1.3%)
4,000	Alexandria Real Estate Equities, Inc.	503,160
6,450	Americold Realty Trust	161,379
5,413	Ares Commercial Real Estate Corporation	75,620
27,424	Armada Hoffler Properties, Inc.	414,377
534	Artis Real Estate Investment Trust	4,858
6,993	Ashford Hospitality Trust, Inc.	44,685
1,271	Bluerock Residential Growth REIT, Inc.	12,456
1,208	Breaemar Hotels & Resorts, Inc.	14,218
37,230	Brixmor Property Group, Inc.	651,897
5,700	Camden Property Trust	533,349
15,097	Catchmark Timber Trust, Inc.	172,559
43,775	Cedar Realty Trust, Inc.	203,991
10,197	Chatham Lodging Trust	213,015
3,165	City Office REIT, Inc.	39,942
40,724	Cousins Properties, Inc.	362,036
14,504	CyrusOne, Inc.	919,554
500	Daito Trust Construction Company, Ltd.	64,433
4,250	Digital Realty Trust, Inc.	478,040
18,289	Douglas Emmett, Inc.	689,861
18,200	Duke Realty Corporation	516,334
11,962	Empire State Realty Trust, Inc.	198,689
857	First Industrial Realty Trust, Inc.	26,910
4,210	Franklin Street Properties Corporation	33,638
619	Gaming and Leisure Properties, Inc.	21,820
1,028	Getty Realty Corporation	29,360
815	Gladstone Commercial Corporation	15,607
5,000	Hang Lung Properties, Ltd.	9,754
15,208	Highwoods Properties, Inc.	718,730
200	Hitachi High-Technologies Corporation	6,906

Shares	Common Stock (49.1%)	Value
Real Estate (1.3%) - continued
10,953	Hospitality Properties Trust	$315,885
26,248	Host Hotels & Resorts, Inc.	553,833
66,490	Hudson Pacific Properties, Inc.	2,175,553
12,000	Hysan Development Company, Ltd.	60,601
33,955	InfraREIT, Inc.	718,148
33,101	Monmouth Real Estate Investment Corporation	553,449
13,898	National Storage Affiliates Trust	353,565
3,445	One Liberty Properties, Inc.	95,702
2,700	Outfront Media, Inc.	53,865
4,592	Paramount Group, Inc.	69,293
22,124	Physicians Realty Trust	373,011
333	Quebecor, Inc.	6,677
975	RE/MAX Holdings, Inc.	43,241
41,545	Retail Properties of America, Inc.	506,434
3,000	Road King Infrastructure, Ltd.	5,138
1,172	Saul Centers, Inc.	65,632
8,994	SBA Communications Corporation[a]	1,444,706
168,603	Spirit Realty Capital, Inc.	1,358,940
548	St. Joe Company[a]	9,206
1,500	Swire Pacific, Ltd.	16,427
24,873	Terreno Realty Corporation	937,712
14,004	Urstadt Biddle Properties, Inc.	298,145
47,042	Weyerhaeuser Company	1,518,045
8,600	Wing Tai Holdings, Ltd.	12,269

	Total	18,682,655

Telecommunications Services (0.3%)
25,423	AT&T, Inc.	853,704
341	Freenet AG	8,187
24,665	KCOM Group plc	30,155
2,100	NTT DOCOMO, Inc.	56,443
56,452	ORBCOMM, Inc.[a]	613,069
7,695	Telenor ASA	150,481
387	Telephone & Data Systems, Inc.	11,776
59,128	Verizon Communications, Inc.	3,156,844

	Total	4,880,659

Utilities (0.7%)
18,401	AES Corporation	257,614
2,095	Artesian Resources Corporation	77,054
5,082	Clearway Energy, Inc.	97,829
1,640	Consolidated Water Company, Ltd.	22,714
10,330	Edison International, Inc.	699,135
5,125	Enagas SA	138,135
6,900	Entergy Corporation	559,797
16,830	MDU Resources Group, Inc.	432,363
1,127	Middlesex Water Company	54,569
12,630	New Jersey Resources Corporation	582,243
3,721	NorthWestern Corporation	218,274
5,900	Osaka Gas Company, Ltd.	115,207
39,633	PG&E Corporation[a]	1,823,514
21,494	PNM Resources, Inc.	847,938
9,717	Portland General Electric Company	443,192
12,300	Public Service Enterprise Group, Inc.	649,317
8,225	Southwest Gas Holdings, Inc.	650,022
975	Spire, Inc.	71,711
29,015	UGI Corporation	1,609,752
704	Unitil Corporation	35,834

	Total	9,386,214

	Total Common Stock (cost $527,686,666)	709,614,721

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Registered Investment Companies (37.1%)	Value
Affiliated Equity Holdings (34.5%)
6,308,837	Thrivent Core International Equity Fund	$63,466,905
4,921,627	Thrivent Core Low Volatility Equity Fund[a]	54,383,977
3,831,301	Thrivent Large Cap Stock Portfolio	54,889,518
3,492,261	Thrivent Large Cap Value Portfolio	67,676,517
3,959,672	Thrivent Mid Cap Stock Portfolio	80,380,944
13,049,795	Thrivent Partner Worldwide Allocation Portfolio	130,413,124
2,267,681	Thrivent Small Cap Stock Portfolio	48,344,689

	Total	499,555,674

Affiliated Fixed Income Holdings (1.6%)
1,949,499	Thrivent High Yield Portfolio	9,234,388
502,155	Thrivent Income Portfolio	4,925,439
975,120	Thrivent Limited Maturity Bond Portfolio	9,538,229

	Total	23,698,056

Equity Funds/Exchange Traded Funds (1.0%)
356	iShares Core S&P Mid Cap ETF	71,659
655	iShares Core S&P Small-Cap ETF	57,142
8,129	iShares Russell 2000 Growth Index Fund	1,748,385
8,516	iShares Russell 2000 Index Fund	1,435,372
3,744	ProShares Ultra S&P 500[b]	477,435
19,757	SPDR S&P 500 ETF Trust	5,743,755
21,953	SPDR S&P Biotech ETF[b]	2,104,634
6,877	SPDR S&P Health Care Equipment ETF	603,869
17,278	SPDR S&P Retail ETF[b]	881,524
12,432	Vanguard REIT ETF	1,003,014

	Total	14,126,789

	Total Registered Investment Companies (cost $470,274,936)	537,380,519

Principal Amount	Long-Term Fixed Income (2.6%)	Value
Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
$21,487	2.666%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[e]	10,054
	Residential Asset Securitization Trust
42,541	2.596%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[e]	9,653
	Sequoia Mortgage Trust
80,204	4.012%, 9/20/2046, Ser. 2007-1, Class 4A1[e]	66,532
	WaMu Mortgage Pass Through Certificates
33,033	3.864%, 9/25/2036, Ser. 2006-AR10, Class 1A2[e]	31,943
51,705	3.483%, 10/25/2036, Ser. 2006-AR12, Class 1A1[e]	50,121

	Total	168,303

Mortgage-Backed Securities (1.2%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,840,000	4.000%, 10/1/2048[f]	1,857,881

Principal Amount	Long-Term Fixed Income (2.6%)	Value
Mortgage-Backed Securities (1.2%) - continued
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$1,200,000	5.000%, 10/1/2048[f]	$1,259,719
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,475,000	3.500%, 10/1/2048[f]	6,371,873
4,690,000	4.000%, 10/1/2048[f]	4,735,680
3,555,000	4.500%, 10/1/2048[f]	3,667,344

	Total	17,892,497

U.S. Government and Agencies (1.4%)
	U.S. Treasury Bonds
290,000	2.250%, 11/15/2027	271,467
5,000,000	2.875%, 5/15/2028	4,925,195
120,000	3.000%, 5/15/2042	116,208
2,413,000	2.500%, 5/15/2046	2,103,269
	U.S. Treasury Bonds, TIPS
521,620	0.375%, 1/15/2027	498,140
1,339,247	0.375%, 7/15/2027	1,279,957
	U.S. Treasury Notes
2,500,000	0.750%, 2/15/2019	2,485,254
360,000	1.000%, 10/15/2019	353,883
825,000	1.500%, 10/31/2019	814,655
650,000	1.750%, 11/30/2019	642,992
665,000	1.375%, 9/30/2020	646,427
1,215,000	1.125%, 8/31/2021	1,155,626
940,000	2.000%, 11/30/2022	905,778
500,000	2.125%, 7/31/2024	477,149
2,100,000	2.250%, 11/15/2024	2,012,719
1,870,000	2.125%, 11/30/2024	1,778,911

	Total	20,467,630

	Total Long-Term Fixed Income (cost $39,230,782)	38,528,430

Shares	Collateral Held for Securities Loaned (0.6%)	Value
8,236,283	Thrivent Cash Management Trust	8,236,283

	Total Collateral Held for Securities Loaned (cost $8,236,283)	8,236,283

Shares or Principal Amount	Short-Term Investments (12.4%)	Value
	Federal Home Loan Bank Discount Notes
5,400,000	1.910%, 10/4/2018[g,h]	5,399,050
700,000	1.940%, 10/19/2018[g,h]	699,261
1,900,000	1.981%, 10/24/2018[g,h]	1,897,439
4,600,000	1.988%, 10/30/2018[g,h]	4,592,180
700,000	2.100%, 11/28/2018[g,h]	697,575
1,100,000	2.100%, 11/29/2018[g,h]	1,096,124
2,000,000	2.110%, 11/30/2018[g,h]	1,992,834

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (12.4%)	Value
	Thrivent Core Short-Term Reserve Fund
16,221,134	2.340%	$162,211,336

	Total Short-Term Investments (cost $178,585,033)	178,585,799

	Total Investments (cost $1,224,013,700) 101.8%	$1,472,345,752

	Other Assets and Liabilities, Net (1.8%)	(26,219,395)

	Total Net Assets 100.0%	$1,446,126,357

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $100,399 or 0.0% of total net assets.

e

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Portfolio as of September 28, 2018:

Securities Lending Transactions
Common Stock	$8,031,533

Total lending	$8,031,533
Gross amount payable upon return of collateral for securities loaned	$8,236,283

Net amounts due to counterparty	$204,750

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
DRIP	-	Dividend Reinvestment Plan
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:
LIBOR 1M	-	ICE Libor USD Rate 1 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	92,806,844	91,151,273	1,655,571	–
Consumer Staples	19,753,989	18,588,110	1,165,879	–
Energy	34,487,965	34,010,482	477,419	64
Financials	115,416,699	114,014,749	1,401,950	–
Health Care	99,978,770	99,107,735	871,035	–
Industrials	102,159,299	100,588,974	1,570,325	–
Information Technology	189,664,224	188,561,236	1,102,988	–
Materials	22,397,403	20,942,943	1,454,459	1
Real Estate	18,682,655	18,495,592	187,063	–
Telecommunications Services	4,880,659	4,635,393	245,266	–
Utilities	9,386,214	9,132,872	253,342	–
Registered Investment Companies
Affiliated Equity Holdings	381,704,792	381,704,792	–	–
Affiliated Fixed Income Holdings	23,698,056	23,698,056	–	–
Equity Funds/Exchange Traded Funds	14,126,789	14,126,789	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	168,303	–	168,303	–
Mortgage-Backed Securities	17,892,497	–	17,892,497	–
U.S. Government and Agencies	20,467,630	–	20,467,630	–
Short-Term Investments	16,374,463	–	16,374,463	–

Subtotal Investments in Securities	$1,184,047,251	$1,118,758,996	$65,288,190	$65

Other Investments *	Total
Affiliated Registered Investment Companies	117,850,882
Short-Term Investments	162,211,336
Collateral Held for Securities Loaned	8,236,283

Subtotal Other Investments	$288,298,501

Total Investments at Value	$1,472,345,752

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,346,917	5,346,917	–	–

Total Asset Derivatives	$5,346,917	$5,346,917	$–	$–

Liability Derivatives
Futures Contracts	1,205,626	1,205,626	–	–

Total Liability Derivatives	$1,205,626	$1,205,626	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

The following table presents Aggressive Allocation Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $15,975,872 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 5-Yr. U.S. Treasury Note	24	December 2018	$2,723,324	($23,887)
CBOT U.S. Long Bond	12	December 2018	1,737,602	(51,602)
CME E-mini S&P 500 Index	2,014	December 2018	292,816,385	1,126,915
CME Ultra Long Term U.S. Treasury Bond	8	December 2018	1,282,526	(48,276)
ICE mini MSCI EAFE Index	630	December 2018	61,381,677	846,573
ICE US mini MSCI Emerging Markets Index	943	December 2018	48,340,980	1,152,375

Total Futures Long Contracts			$408,282,494	$3,002,098

CBOT 10-Yr. U.S. Treasury Note	(19)	December 2018	($2,290,181)	$33,338
CBOT 2-Yr. U.S. Treasury Note	(23)	December 2018	(4,863,352)	16,461
CME E-mini NASDAQ 100 Index	(714)	December 2018	(108,235,109)	(1,081,861)
CME E-mini Russell 2000 Index	(387)	December 2018	(33,290,717)	380,237
CME E-mini S&P Mid-Cap 400 Index	(725)	December 2018	(148,615,654)	1,788,654
Ultra 10-Yr. U.S. Treasury Note	(1)	December 2018	(128,364)	2,364

Total Futures Short Contracts			($297,423,377)	$1,139,193

Total Futures Contracts			$110,859,117	$4,141,291

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Equity Holdings
Core International Equity	$63,845	$–	$–	6,309	$63,467	4.4%
Core Low Volatility Equity*	–	49,000	–	4,922	54,384	3.7
Large Cap Stock	51,228	3,662	–	3,831	54,890	3.8
Large Cap Value	62,811	3,260	–	3,492	67,677	4.7
Mid Cap Stock	76,124	5,986	–	3,960	80,381	5.6
Partner Worldwide Allocation	135,609	7,456	–	13,050	130,413	9.0
Small Cap Stock	47,197	3,768	3,347	2,268	48,345	3.3

Total Affiliated Equity Holdings	436,814				499,557	34.5

Affiliated Fixed Income Holdings
High Yield Portfolio	9,066	389	–	1,949	9,234	0.6
Income	5,010	170	–	502	4,925	0.3
Limited Maturity Bond	9,448	172	–	975	9,538	0.7

Total Affiliated Fixed Income Holdings	23,524				23,697	1.6

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	143,103	188,030	168,922	16,221	162,211	11.2

Total Affiliated Short-Term Investments	143,103				162,211	11.2

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	39,610	70,551	101,925	8,236	8,236	0.6

Total Collateral Held for Securities Loaned	39,610				8,236	0.6

Total Value	$643,051				$693,701

*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Equity Holdings
Core International Equity	$–	$(379)	–	$–
Core Low Volatility Equity*	–	5,384	–	–
Large Cap Stock	–	–	3,016	645
Large Cap Value	–	1,605	2,411	849
Mid Cap Stock	–	(1,728)	5,726	260
Partner Worldwide Allocation	–	(12,652)	3,834	3,623
Small Cap Stock	332	394	3,578	190
Affiliated Fixed Income Holdings
High Yield Portfolio	–	(220)	–	389
Income	–	(254)	37	132
Limited Maturity Bond	–	(82)	–	172
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	–	–	–	2,361

Total Income from Affiliated Investments				$8,621

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	158

Total Affiliated Income from Securities Loaned, Net				$158

Total Value	$332	$(7,932)	$18,602

*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (15.3%)[a]	Value
Basic Materials (0.6%)
	Big River Steel, LLC, Term Loan
$420,750	7.386%, (LIBOR 3M + 5.000%), 8/23/2023[b]	$426,535
	CONSOL Mining Corporation, Term Loan
406,925	8.250%, (LIBOR 1M + 6.000%), 11/28/2022[b]	415,063
	Contura Energy, Inc., Term Loan
732,803	7.300%, (LIBOR 2M + 5.000%), 3/17/2024[b,c]	730,971
	Coronado Australian Holdings Property, Ltd., Term Loan
85,028	8.886%, (LIBOR 3M + 6.500%), 3/29/2025[b]	85,772
310,988	8.886%, (LIBOR 3M + 6.500%), 3/29/2025[b]	313,710
	Starfruit US Holdco, LLC, Term Loan
235,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,d,e]	235,898
	Tronox Finance, LLC, Term Loan
282,055	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	283,053

	Total	2,491,002

Capital Goods (0.7%)
	Advanced Disposal Services, Inc., Term Loan
376,012	4.413%, (LIBOR 1W + 2.250%), 11/10/2023[b]	377,234
	Ball Metalpack, LLC, Term Loan
209,475	6.742%, (LIBOR 1M + 4.500%), 7/31/2025[b]	211,308
	Flex Acquisition Company, Inc. Term Loan
320,000	5.751%, (LIBOR 1M + 3.250%), 6/22/2025[b]	320,640
	GFL Environmental, Inc., Term Loan
31,492	0.000%, (LIBOR 3M + 2.750%), 5/31/2025[b,d,e]	31,505
252,874	5.136%, (LIBOR 3M + 2.750%), 5/31/2025[b]	252,981
	Navistar, Inc., Term Loan
771,125	5.640%, (LIBOR 1M + 3.500%), 11/6/2024[b]	774,980
	Sotera Health Holdings, LLC, Term Loan
0	5.242%, (LIBOR 1M + 3.000%), 5/15/2022[b]	0
	Vertiv Group Corporation, Term Loan
1,123,174	6.313%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,126,914

	Total	3,095,562

Communications Services (4.0%)
	Altice Financing SA, Term Loan
478,937	4.492%, (LIBOR 1M + 2.750%), 7/15/2025[b]	478,339
1,165,000	6.158%, (LIBOR 1M + 4.000%), 1/31/2026[b]	1,154,806
	Altice France SA, Term Loan
345,625	4.992%, (LIBOR 1M + 2.750%), 7/31/2025[b]	336,984
	CBS Radio, Inc., Term Loan
129,025	4.962%, (LIBOR 1M + 2.750%), 11/17/2024[b]	127,873

Principal Amount	Bank Loans (15.3%)[a]	Value
Communications Services (4.0%) - continued
	CenturyLink, Inc., Term Loan
$1,210,850	4.992%, (LIBOR 1M + 2.750%), 1/31/2025[b]	$1,202,071
	Charter Communications Operating, LLC, Term Loan
377,150	4.250%, (LIBOR 1M + 2.000%), 4/30/2025[b]	377,621
	CSC Holdings, LLC, Term Loan
636,938	4.408%, (LIBOR 1M + 2.250%), 7/17/2025[b]	636,670
	Frontier Communications Corporation, Term Loan
775,188	6.000%, (LIBOR 1M + 3.750%), 6/15/2024[b]	758,591
	Gray Television, Inc., Term Loan
370,934	4.354%, (LIBOR 1M + 2.250%), 2/7/2024[b]	371,598
	HCP Acquisition, LLC, Term Loan
618,528	5.242%, (LIBOR 1M + 3.000%), 5/16/2024[b,d,e]	619,301
	Intelsat Jackson Holdings SA, Term Loan
490,000	5.980%, (LIBOR 1M + 3.750%), 11/27/2023[b]	491,700
	Level 3 Financing, Inc., Term Loan
1,275,000	4.432%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,278,366
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
965,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	947,514
195,000	9.089%, (LIBOR 3M + 6.750%), 7/7/2023[b]	181,350
	Mediacom Illinois, LLC, Term Loan
343,275	3.920%, (LIBOR 1W + 1.750%), 2/15/2024[b]	342,132
	NEP/NCP Holdco, Inc., Term Loan
1,025,060	5.492%, (LIBOR 1M + 3.250%), 7/21/2022[b]	1,024,629
	Radiate Holdco, LLC, Term Loan
1,568,060	5.242%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,564,956
	Sprint Communications, Inc., Term Loan
1,428,250	4.750%, (LIBOR 1M + 2.500%), 2/2/2024[b]	1,431,821
	Syniverse Holdings, Inc., Term Loan
203,975	7.148%, (LIBOR 1M + 5.000%), 3/9/2023[b]	204,569
	TNS, Inc., Term Loan
288,500	6.320%, (LIBOR 3M + 4.000%), 8/14/2022[b]	289,042
	Unitymedia Finance, LLC, Term Loan
360,000	4.408%, (LIBOR 1M + 2.250%), 1/15/2026[b]	360,248
	Univision Communications, Inc., Term Loan
1,001,788	4.992%, (LIBOR 1M + 2.750%), 3/15/2024[b]	973,488
	Virgin Media Bristol, LLC, Term Loan
960,000	4.658%, (LIBOR 1M + 2.500%), 1/15/2026[b]	961,421

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (15.3%)[a]	Value
Communications Services (4.0%) - continued
	WideOpenWest Finance, LLC, Term Loan
$596,970	5.408%, (LIBOR 1M + 3.250%), 8/19/2023[b]	$584,034
	Windstream Services, LLC, Term Loan
203,959	6.160%, (LIBOR 1M + 4.000%), 3/30/2021[b]	194,951

	Total	16,894,075

Consumer Cyclical (2.2%)
	Boyd Gaming Corporation, Term Loan
296,260	4.417%, (LIBOR 1W + 2.250%), 9/15/2023[b]	297,641
	Burlington Coat Factory Warehouse Corporation, Term Loan
624,016	4.720%, (LIBOR 1M + 2.500%), 11/17/2024[b]	627,916
	Cengage Learning Acquisitions, Term Loan
932,316	6.415%, (LIBOR 1M + 4.250%), 6/7/2023[b]	868,219
	Eldorado Resorts, Inc., Term Loan
217,743	4.408%, (LIBOR 2M + 2.250%), 4/17/2024[b]	218,651
	Four Seasons Hotels, Ltd., Term Loan
570,644	4.242%, (LIBOR 1M + 2.000%), 11/30/2023[b]	570,735
	Golden Entertainment, Inc., Term Loan
1,061,975	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b]	1,064,630
170,000	9.250%, (LIBOR 1M + 7.000%), 10/20/2025[b]	171,912
	Golden Nugget, Inc., Term Loan
838,807	4.952%, (LIBOR 1M + 2.750%), 10/4/2023[b]	841,668
	Mohegan Gaming and Entertainment, Term Loan
909,777	6.242%, (LIBOR 1M + 4.000%), 10/13/2023[b]	857,138
	Neiman Marcus Group, LLC, Term Loan
333,255	5.370%, (LIBOR 1M + 3.250%), 10/25/2020[b]	309,171
	Scientific Games International, Inc., Term Loan
1,592,000	5.034%, (LIBOR 2M + 2.750%), 8/14/2024[b]	1,589,023
	Seminole Hard Rock Entertainment, Inc., Term Loan
43,182	5.087%, (LIBOR 3M + 2.750%), 5/14/2020[b]	43,290
	Stars Group Holdings BV, Term Loan
1,022,438	5.886%, (LIBOR 3M + 3.500%), 7/10/2025[b]	1,031,435
	Tenneco, Inc.,Term Loan
650,000	0.000%, (LIBOR 3M + 2.750%), 10/1/2025[b,d,e]	650,409

	Total	9,141,838

Principal Amount	Bank Loans (15.3%)[a]	Value
Consumer Non-Cyclical (2.8%)
	Air Medical Group Holdings, Inc., Term Loan
$1,791,463	5.383%, (LIBOR 1M + 3.250%), 4/28/2022[b]	$1,762,351
	Albertson’s, LLC, Term Loan
1,055,119	4.992%, (LIBOR 1M + 2.750%), 8/25/2021[b]	1,055,995
730,194	5.311%, (LIBOR 3M + 3.000%), 6/22/2023[b]	729,967
	Anmeal Pharmaceuticals LLC, Term Loan
638,252	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	643,639
	Bausch Health Companies, Inc., Term Loan
1,184,625	5.104%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,190,228
	CHS/Community Health Systems, Inc., Term Loan
559,433	5.563%, (LIBOR 3M + 3.250%), 1/27/2021[b]	551,796
	Endo Luxembourg Finance Company I SARL., Term Loan
992,338	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	998,332
	Energizer Holdings, Inc., Term Loan
320,000	0.000%, (LIBOR 3M + 2.250%), 6/21/2025[b,d,e]	321,002
	Grifols Worldwide Operations USA, Inc., Term Loan
595,925	4.417%, (LIBOR 1W + 2.250%), 1/31/2025[b]	598,940
	JBS USA LUX SA, Term Loan
1,196,775	4.837%, (LIBOR 3M + 2.500%), 10/30/2022[b]	1,199,097
	Libbey Glass, Inc., Term Loan
298,974	5.133%, (LIBOR 1M + 3.000%), 4/9/2021[b]	298,041
	McGraw-Hill Global Education Holdings, LLC, Term Loan
786,823	6.242%, (LIBOR 1M + 4.000%), 5/4/2022[b]	762,888
	Ortho-Clinical Diagnostics, Term Loan
1,282,050	5.492%, (LIBOR 1M + 3.250%), 6/1/2025[b]	1,286,217
	Revlon Consumer Products Corporation, Term Loan
536,784	5.813%, (LIBOR 3M + 3.500%), 9/7/2023[b]	408,493

	Total	11,806,986

Energy (0.5%)
	Calpine Corporation, Term Loan
603,760	4.890%, (LIBOR 3M + 2.500%), 1/15/2024[b]	603,633
	Consolidated Energy Finance SA, Term Loan
399,000	4.633%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	397,504
	Houston Fuel Oil Terminal Company, LLC, Term Loan
972,562	5.000%, (LIBOR 1M + 2.750%), 6/26/2025[b]	972,864

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (15.3%)[a]	Value
Energy (0.5%) - continued
	MEG Energy Corporation, Term Loan
$72,150	5.750%, (LIBOR 1M + 3.500%), 12/31/2023[b]	$72,258
	Pacific Drilling SA, Term Loan
569,713	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	249,249

	Total	2,295,508

Financials (2.6%)
	Air Methods Corporation, Term Loan
1,130,956	5.886%, (LIBOR 3M + 3.500%), 4/21/2024[b]	1,028,288
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,162,087	4.165%, (LIBOR 1M + 2.000%), 1/15/2025[b]	1,165,492
	Cyxtera DC Holdings, Inc., Term Loan
192,563	5.110%, (LIBOR 1M + 3.000%), 5/1/2024[b]	192,803
105,000	9.360%, (LIBOR 1M + 7.250%), 5/1/2025[b]	104,913
	Digicel International Finance, Ltd., Term Loan
957,746	5.570%, (LIBOR 3M + 3.250%), 5/10/2024[b]	906,267
	DJO Finance, LLC, Term Loan
195,558	5.540%, (LIBOR 3M + 3.250%), 6/7/2020[b]	195,437
	Genworth Holdings, Inc., Term Loan
174,563	6.648%, (LIBOR 1M + 4.500%), 3/7/2023[b]	178,382
	GGP Nimbus LP, Term Loan
1,055,000	4.742%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,049,947
	Grizzly Acquisitions, Inc., Term Loan
270,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,c,d,e]	270,675
	Harland Clarke Holdings Corporation, Term Loan
868,205	7.136%, (LIBOR 3M + 4.750%), 11/3/2023[b]	832,392
	Ineos US Finance, LLC, Term Loan
1,315,063	4.242%, (LIBOR 1M + 2.000%), 3/31/2024[b]	1,317,075
	MoneyGram International, Inc., Term Loan
649,847	5.636%, (LIBOR 3M + 3.250%), 3/28/2020[b]	633,061
	Sable International Finance, Ltd., Term Loan
1,705,000	5.492%, (LIBOR 1M + 3.250%), 1/31/2026[b]	1,711,632
	TransUnion, LLC, Term Loan
638,550	4.242%, (LIBOR 1M + 2.000%), 4/9/2023[b]	639,591
	Tronox Finance, LLC, Term Loan
650,895	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	653,199

	Total	10,879,154

Technology (1.1%)
	First Data Corporation, Term Loan
1,620,000	4.212%, (LIBOR 1M + 2.000%), 4/26/2024[b]	1,621,150

Principal Amount	Bank Loans (15.3%)[a]	Value
Technology (1.1%) - continued
	Micron Technology Inc., Term Loan
$825,776	4.000%, (LIBOR 1M + 1.750%), 4/26/2022[b]	$828,014
	Plantronics, Inc., Term Loan
650,000	4.742%, (LIBOR 1M + 2.500%), 7/2/2025[b]	652,034
	Rackspace Hosting, Inc., Term Loan
745,563	5.348%, (LIBOR 3M + 3.000%), 11/3/2023[b]	735,080
	SS&C Technologies Holdings Europe SARL, Term Loan
236,025	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	236,174
	SS&C Technologies, Inc., Term Loan
608,052	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	608,436

	Total	4,680,888

Transportation (0.3%)
	Arctic LNG Carriers, Ltd., Term Loan
1,234,375	6.742%, (LIBOR 1M + 4.500%), 5/18/2023[b]	1,237,461
	OSG Bulk Ships, Inc., Term Loan
78,121	6.770%, (LIBOR 3M + 4.250%), 8/5/2019[b]	77,292

	Total	1,314,753

Utilities (0.5%)
	Core and Main, LP, Term Loan
491,287	5.317%, (LIBOR 3M + 3.000%), 8/1/2024[b]	492,722
	EnergySolutions, LLC, Term Loan
349,125	6.136%, (LIBOR 3M + 3.750%), 5/11/2025[b]	351,307
	GIP III Stetson I, LP, Term Loan
485,000	6.583%, (LIBOR 3M + 4.250%), 7/18/2025[b]	487,275
	Talen Energy Supply, LLC, Term Loan
413,491	6.242%, (LIBOR 1M + 4.000%), 7/6/2023[b]	415,157
	TerraForm Power Operating, LLC, Term Loan
318,396	4.242%, (LIBOR 1M + 2.000%), 11/8/2022[b]	319,192

	Total	2,065,653

	Total Bank Loans (cost $65,179,771)	64,665,419

Shares	Common Stock (49.2%)	Value
Consumer Discretionary (7.6%)
3,132	Amazon.com, Inc.[h]	6,273,396
40,702	American Axle & Manufacturing Holdings, Inc.[h]	709,843
1,900	AOKI Holdings, Inc.	25,979
1,600	Aoyama Trading Company, Ltd.	49,139
3,000	Autobacs Seven Company, Ltd.	51,478
2,362	Berkeley Group Holdings plc	113,156
1,047	Booking Holdings, Inc.[h]	2,077,248
27,400	Bridgestone Corporation	1,035,542
25,947	Bunzl plc	815,731
3,980	Burlington Stores, Inc.[h]	648,422
20,060	Caesars Entertainment Corporation[h]	205,615
53,116	Carnival Corporation	3,387,207
587	Charter Communications, Inc.[h]	191,292

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (49.2%)	Value
Consumer Discretionary (7.6%) - continued
2,400	Chiyoda Company, Ltd.	$47,301
998	Cie Generale des Etablissements Michelin	119,117
3,800	DCM Holdings Company, Ltd.	34,528
2,205	DISH Network Corporation[h]	78,851
7,541	Dollar Tree, Inc.[h]	614,968
22,095	General Motors Company	743,939
34,600	Honda Motor Company, Ltd.	1,042,023
11,968	Inchcape plc	104,211
1,462	Ipsos SA	44,765
255,376	ITV plc	524,128
66	Kering SA	35,399
21,000	Las Vegas Sands Corporation	1,245,930
13,693	Magna International, Inc.	719,293
11,834	Mediaset Espana Comunicacion SA	86,154
3,392	Netflix, Inc.[h]	1,269,049
2,592	Next plc	185,500
13,000	NHK Spring Company, Ltd.	135,192
19,222	NIKE, Inc.	1,628,488
115,000	Nissan Motor Company, Ltd.	1,076,116
12,185	Nutrisystem, Inc.	451,454
14,881	Peugeot SA	401,425
1,600	Plenus Company, Ltd.[i]	26,073
6,263	ProSiebenSat.1 Media AG	162,262
214	RTL Group SA	15,264
4,600	Sangetsu Company, Ltd.	90,263
6,800	Sankyo Company, Ltd.	266,011
72,000	Sekisui House, Ltd.	1,097,946
19,505	Seven West Media, Ltd.[h]	14,075
3,100	SHIMAMURA Company, Ltd.	294,062
8,060	Six Flags Entertainment Corporation	562,749
9,600	Sumitomo Rubber Industries, Ltd.	144,156
7,535	Super Retial Group, Ltd.	48,289
800	Takara Standard Company, Ltd.	14,006
18,767	Toll Brothers, Inc.	619,874
18,000	Toyoda Gosei Company, Ltd.	444,533
14,800	TV Asahi Holdings Corporation	284,443
6,751	Walt Disney Company	789,462
29,210	Wendy’s Company	500,659
800	Whirlpool Corporation	95,000
3,503	Wolters Kluwer NV	218,377

	Total	31,859,383

Consumer Staples (2.7%)
25,520	Altria Group, Inc.	1,539,111
2,800	Arcs Company, Ltd.	75,916
1,680	Bunge, Ltd.	115,433
38,901	Cott Corporation	628,251
21,294	Empire Company, Ltd.	388,078
3,555	ForFarmers BV	40,220
18,739	Imperial Brands plc	652,083
56,800	Japan Tobacco, Inc.	1,483,236
21,748	Koninklijke Ahold Delhaize NV	498,954
32,800	Kroger Company	954,808
948	Loblaw Companies, Ltd.	48,705
800	Ministop Company, Ltd.	15,364
900	NH Foods, Ltd.	33,248
17,086	Philip Morris International, Inc.	1,393,192
8,110	Swedish Match AB	414,545
12,020	Turning Point Brands, Inc.	498,349
15,848	Unilever NV	881,542
23,177	Unilever plc	1,273,215
16,062	Wesfarmers, Ltd.	578,381

	Total	11,512,631

Shares	Common Stock (49.2%)	Value
Energy (2.3%)
4,148	BP plc	$31,794
3,947	Contura Energy, Inc.[h,i]	312,800
1,903	Eni SPA	35,871
571	Gaztransport Et Technigaz SA	43,291
16,089	Halliburton Company	652,087
24,460	Marathon Petroleum Corporation	1,956,066
8,588	OMV AG	481,778
16,139	Parsley Energy, Inc.[h]	472,066
6,928	Petrofac, Ltd.	58,256
15,386	Pioneer Natural Resources Company	2,680,087
1,716	Royal Dutch Shell plc, Class A	58,839
39,037	Royal Dutch Shell plc, Class B	1,366,559
16,600	TechnipFMC plc	518,750
8,147	Total SA	529,724
8,147	Total SA, DRIP[c,h]	349
808	Whiting Petroleum Corporation[h]	42,856
27,180	WPX Energy, Inc.[h]	546,862

	Total	9,788,035

Financials (5.3%)
2,430	Aareal Bank AG	101,322
259	Allianz SE	57,645
3,936	Anima Holding SPA[j]	19,287
58,550	Apollo Investment Corporation	318,512
13,615	Arch Capital Group, Ltd.[h]	405,863
27,323	Ares Capital Corporation	469,682
5,370	Arthur J. Gallagher & Company	399,743
14,800	Assured Guaranty, Ltd.	625,004
2,466	ASX, Ltd.	113,429
30,810	Australia & New Zealand Banking Group, Ltd.	627,191
29,412	Banca Monte dei Paschi di Siena SPA[h,i]	76,364
8,969	Banco de Sabadell SA	13,865
11,401	Bank of America Corporation	335,873
12,284	Bankinter SA	112,839
15,334	Barclays plc	34,011
4,980	BOK Financial Corporation	484,454
127,638	CaixaBank SA	580,487
27,957	CI Financial Corporation	443,927
31,596	Citigroup, Inc.	2,266,697
16,474	CNP Assurances	397,117
4,157	Direct Line Insurance Group plc	17,546
38,339	DnB ASA	806,825
26,901	E*TRADE Financial Corporation[h]	1,409,343
14,410	Essent Group, Ltd.[h]	637,642
7,434	Euronext NVj	488,453
23,477	Finecobank Banca Fineco SPA	313,063
66,501	FlexiGroup, Ltd.	92,022
7,129	Genworth MI Canada, Inc.[i]	235,067
7,126	Goldman Sachs Group, Inc.	1,597,934
4,798	Hannover Rueckversicherung SE	677,229
44,132	HSBC Holdings plc	385,071
7,245	IBERIABANK Corporation	589,381
27,588	KeyCorp	548,725
304	Markel Corporation[h]	361,301
5,200	Matsui Securities Company, Ltd.	54,646
406,348	Medibank Private, Ltd.	854,438
164,200	Mizuho Financial Group, Inc.	286,168
8,325	National Bank of Canada	415,783
2,245	Paragon Banking Group plc	14,003
3,446	Pargesa Holding SA	276,865
16,164	Santander Consumer USA Holdings Inc.	323,927
2,600	Senshu Ikeda Holdings, Inc.	8,719
17,937	State Street Corporation	1,502,762

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (49.2%)	Value
Financials (5.3%) - continued
2,564	Sun Life Financial, Inc.	$101,933
36,624	Synchrony Financial	1,138,274
353	Topdanmark AS	16,134
20,100	United Community Banks, Inc.	560,589
2,650	Wells Fargo & Company	139,284
10,295	Zions Bancorporation	516,294

	Total	22,252,733

Health Care (5.4%)
15,960	Acadia Healthcare Company, Inc.[h]	561,792
2,939	Amplifon SPA	65,160
2,268	Anthem, Inc.	621,545
24,702	BioMarin Pharmaceutical, Inc.[h]	2,395,353
15,065	Celgene Corporation[h]	1,348,167
1,971	Danaher Corporation	214,169
286	Gerresheimer AG	24,145
22,850	Gilead Sciences, Inc.	1,764,248
10,857	GlaxoSmithKline plc	217,735
38,973	GlaxoSmithKline plc ADR	1,565,545
919	Illumina, Inc.[h]	337,328
4,900	Jazz Pharmaceuticals, Inc.[h]	823,837
3,600	KYORIN Holdings, Inc.	74,399
381	LNA Sante	23,631
28,731	Medtronic plc	2,826,268
2,200	Miraca Holdings, Inc.	57,231
15,670	Novartis AG	1,348,850
34,801	Novo Nordisk AS	1,637,912
5,463	Roche Holding AG	1,321,038
3,249	Teleflex, Inc.	864,526
11,325	Teva Pharmaceutical Industries, Ltd. ADR	243,941
14,510	UnitedHealth Group, Inc.	3,860,240
3,704	Waters Corporation[h]	721,095

	Total	22,918,155

Industrials (5.2%)
15,155	ACS Actividades de Construccion y Servicios, SAh	643,675
997	Atlantia SPA	20,684
25,111	Atlas Copco AB, Class A	722,147
22,339	Atlas Copco AB, Class B	595,183
4,340	Boeing Company	1,614,046
8,435	Brink’s Company	588,341
9,775	Caterpillar, Inc.	1,490,590
1,540	CIA De Distribucion Integral	39,564
35,229	CSX Corporation	2,608,708
8,126	Dycom Industries, Inc.[h]	687,460
2,684	Ferguson plc	227,663
32,976	GWA Group, Ltd.	74,359
11,400	Hino Motors, Ltd.	124,828
801	Hochtief AG	132,786
12,719	Honeywell International, Inc.	2,116,442
2,500	Huntington Ingalls Industries, Inc.	640,200
4,000	Inaba Denki Sangyo Company, Ltd.	176,618
16,500	Jacobs Engineering Group, Inc.	1,262,250
8,463	Kirby Corporation[h]	696,082
8,557	Masonite International Corporation[h]	548,504
3,000	Mitsuboshi Belting, Ltd.	79,205
2,721	Monadelphous Group, Ltd.	31,609
12,813	National Express Group plc	65,164
10,600	Nitto Kogyo Corporation	196,024
5,470	Nobina ABj	39,079
3,906	Northgate plc	21,169
8,240	Oshkosh Corporation	587,018
30,251	PageGroup plc	225,423
953	Rockwool International AS	407,774

Shares	Common Stock (49.2%)	Value
Industrials (5.2%) - continued
6,425	Sandvik AB	$113,750
2,919	Schindler Holding AG, Participation Certificate	728,456
4,434	Schneider Electric SE	356,037
39	SGS SA	102,684
4,500	ShinMaywa Industries, Ltd.	60,993
28,127	SKF AB	553,454
7,986	Smiths Group plc	155,490
1,693	Spirax-Sarco Engineering plc	160,839
56,700	Sumitomo Electric Industries, Ltd.	889,718
1,500	Taikisha, Ltd.	48,987
4,200	Toppan Forms Company, Ltd.	40,381
20,000	Toppan Printing Company, Ltd.	321,099
600	Toshiba Machine Company, Ltd.	13,415
9,315	Transcontinental, Inc.	165,148
3,200	Tsubakimoto Chain Company	148,148
8,315	Vinci SA	791,087
5,397	WABCO Holdings, Inc.[h]	636,522
1,700	Yuasa Trading Company, Ltd.	61,039

	Total	22,009,842

Information Technology (10.5%)
8,574	Advanced Micro Devices, Inc.[h]	264,851
7,600	Akamai Technologies, Inc.[h]	555,940
1,417	Alphabet, Inc., Class Ah	1,710,432
1,620	Alphabet, Inc., Class Ch	1,933,421
9,003	Amadeus IT Holding SA	834,478
22,049	Apple, Inc.	4,977,341
9,240	Autodesk, Inc.[h]	1,442,456
7,612	Belden, Inc.	543,573
12,300	Blackline, Inc.[h]	694,581
9,700	Canon, Inc.	307,583
7,707	Capgemini SA	970,294
9,746	Carsales.com, Ltd.	101,854
18,777	CGI Group, Inc.[h]	1,210,660
15,975	Ciena Corporation[h]	499,059
72,947	Cisco Systems, Inc.	3,548,871
12,200	Dolby Laboratories, Inc.	853,634
3,348	F5 Networks, Inc.[h]	667,658
12,236	Facebook, Inc.[h]	2,012,333
5,262	Halma plc	99,067
100	Hirose Electric Company, Ltd.	10,923
1,306	Intel Corporation	61,761
19,791	Juniper Networks, Inc.	593,136
57,300	Konica Minolta Holdings, Inc.	609,784
1,230	Kulicke and Soffa Industries, Inc.	29,323
574	Lam Research Corporation	87,076
42,490	Lattice Semiconductor Corporation[h]	339,920
7,250	MasterCard, Inc.	1,613,922
11,700	Micron Technology, Inc.[h]	529,191
30,716	Microsoft Corporation	3,512,989
5,900	NEC Networks & System Integration Corporation	136,826
5,264	New Relic, Inc.[h]	496,027
1,584	NVIDIA Corporation	445,136
1,869	NXP Semiconductors NV	159,799
31,996	PayPal Holdings, Inc.[h]	2,810,529
1,367	Red Hat, Inc.[h]	186,295
36,244	RELX plc	762,456
31,906	RELX plc	670,319
2,100	Ryoyo Electro Corporation	32,466
9,220	Salesforce.com, Inc.[h]	1,466,257
3,914	Seagate Technology plc	185,328
30,900	Shinko Electric Industries Company, Ltd.	260,062
180	Siltronic AG	22,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (49.2%)	Value
Information Technology (10.5%) - continued
2,967	TE Connectivity, Ltd.	$260,888
1,000	Tokyo Seimitsu Company, Ltd.	26,067
13,624	Twitter, Inc.[h]	387,739
22,675	Visa, Inc.	3,403,291
26,746	Xilinx, Inc.	2,144,227

	Total	44,471,835

Materials (2.5%)
1,620	Ashland Global Holdings, Inc.	135,853
15,121	BASF SE	1,341,733
42,521	BHP Billiton plc	927,881
24,547	BHP Billiton, Ltd.	611,489
4,049	Canfor Corporation[h]	75,485
5,469	Crown Holdings, Inc.[h]	262,512
24,200	Daicel Corporation	281,108
1,559	Eagle Materials, Inc.	132,889
17,542	Evonik Industries AG	627,388
2,710	FMC Corporation	236,258
831	Fuchs Petrolub SE	46,372
10,782	Granges AB	128,400
1,470	Hexpol AB	16,176
2,300	Hitachi Chemical Company, Ltd.	46,804
2,700	Hokuetsu Corporation	14,704
4,400	JSR Corporation	82,143
25,100	Kuraray Company, Ltd.	377,341
10,600	Kyoei Steel, Ltd.[i]	206,721
8,826	Methanex Corporation	698,137
16,545	Mondi plc	453,000
4,998	Navigator Company SA	24,488
3,695	Neenah, Inc.	318,878
11,300	Nippon Kayaku Company, Ltd.	134,387
7,900	Nippon Light Metal Holdings Company, Ltd.	17,654
38,100	Nippon Steel & Sumitomo Metal Corporation	805,916
3,420	Packaging Corporation of America	375,140
74	Rio Tinto, Ltd.	4,209
29,432	Sandfire Resources NL	157,888
500	Sanyo Special Steel Company, Ltd.	12,198
4,200	Sensient Technologies Corporation	321,342
7,674	SSAB AB, Class A	38,518
3,000	Taiheiyo Cement Corporation	94,089
1,500	Taiyo Holdings Company, Ltd.	57,888
6,800	Toagosei Company, Ltd.	78,459
1,100	Ube Industries, Ltd.	29,927
29,829	UPM-Kymmene Oyj	1,169,861
10,156	Verso Corporation[h]	341,953
1,300	Yamato Kogyo Company, Ltd.	40,315

	Total	10,725,504

Real Estate (5.9%)
1,800	Acadia Realty Trust	50,454
696	Agree Realty Corporation	36,972
1,500	Alexander & Baldwin, Inc.	34,035
7,691	Alexandria Real Estate Equities, Inc.	967,451
1,000	American Assets Trust, Inc.	37,290
3,050	American Campus Communities, Inc.	125,538
9,790	American Tower Corporation	1,422,487
3,450	Apartment Investment & Management Company	152,248
1,050	Armada Hoffler Properties, Inc.	15,865
2,832	Artis Real Estate Investment Trust	25,762
3,950	AvalonBay Communities, Inc.	715,542
4,885	Boston Properties, Inc.	601,295
9,633	Camden Property Trust	901,360
1,800	CareTrust REIT, Inc.	31,878

Shares	Common Stock (49.2%)	Value
Real Estate (5.9%) - continued
1,700	Cedar Realty Trust, Inc.	$7,922
1,000	Chatham Lodging Trust	20,890
1,324	Chesapeake Lodging Trust	42,461
300	Community Healthcare Trust, Inc.	9,294
2,650	CoreCivic, Inc.	64,474
750	CoreSite Realty Corporation	83,355
2,200	Corporate Office Properties Trust	65,626
9,342	Cousins Properties, Inc.	83,050
13,045	Crown Castle International Corporation	1,452,300
3,600	CyrusOne, Inc.	228,240
2,900	Daito Trust Construction Company, Ltd.	373,711
4,414	DiamondRock Hospitality Company	51,511
7,604	Digital Realty Trust, Inc.	855,298
3,500	Douglas Emmett, Inc.	132,020
31,693	Duke Realty Corporation	899,130
1,300	Easterly Government Properties, Inc.	25,181
764	EastGroup Properties, Inc.	73,054
1,419	EPR Properties	97,074
2,401	Equinix, Inc.	1,039,369
8,250	Equity Residential	546,645
1,435	Essex Property Trust, Inc.	354,029
2,800	Extra Space Storage, Inc.	242,592
1,600	Federal Realty Investment Trust	202,352
2,800	First Industrial Realty Trust, Inc.	87,920
1,500	Four Corners Property Trust, Inc.	38,535
2,750	GEO Group, Inc.	69,190
700	Getty Realty Corporation	19,992
1,600	Global Net Lease, Inc.	33,360
2,200	Government Properties Income Trust	24,838
25,000	Hang Lung Properties, Ltd.	48,770
10,500	HCP, Inc.	276,360
2,700	Healthcare Realty Trust, Inc.	79,002
800	Hersha Hospitality Trust	18,136
2,300	Highwoods Properties, Inc.	108,698
1,400	Hitachi High-Technologies Corporation	48,340
3,600	Hospitality Properties Trust	103,824
32,271	Host Hotels & Resorts, Inc.	680,918
61,000	Hysan Development Company, Ltd.	308,054
1,900	Independence Realty Trust, Inc.	20,007
6,200	Iron Mountain, Inc.	214,024
1,500	iSTAR Financial, Inc.	16,755
2,100	JBG SMITH Properties	77,343
2,300	Kilroy Realty Corporation	164,887
9,474	Kimco Realty Corporation	158,595
1,800	Kite Realty Group Trust	29,970
1,803	Lamar Advertising Company	140,273
2,470	LaSalle Hotel Properties	85,437
4,100	Liberty Property Trust	173,225
1,015	Life Storage, Inc.	96,587
800	LTC Properties, Inc.	35,288
2,400	Macerich Company	132,696
2,000	Mack-Cali Realty Corporation	42,520
8,100	Medical Properties Trust, Inc.	120,771
2,502	Mid-America Apartment Communities, Inc.	250,650
3,400	National Retail Properties, Inc.	152,388
1,240	National Storage Affiliates Trust	31,546
4,350	Omega Healthcare Investors, Inc.	142,549
1,500	Pennsylvania REIT	14,190
1,270	PotlatchDeltic Corporation	52,007
18,356	Prologis, Inc.	1,244,353
400	PS Business Parks, Inc.	50,836
4,392	Public Storage, Inc.	885,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (49.2%)	Value
Real Estate (5.9%) - continued
1,821	Quebecor, Inc.	$36,514
1,700	Ramco-Gershenson Properties Trust	23,120
2,800	Rayonier, Inc. REIT	94,668
6,293	Realty Income Corporation	358,009
10,905	Regency Centers Corporation	705,226
2,450	Retail Opportunity Investments Corporation	45,742
19,000	Road King Infrastructure, Ltd.	32,538
3,946	Sabra Health Care REIT, Inc.	91,232
200	Saul Centers, Inc.	11,200
2,550	SBA Communications Corporation[h]	409,607
5,271	Senior Housing Property Trust	92,559
8,745	Simon Property Group, Inc.	1,545,679
2,000	SL Green Realty Corporation	195,060
2,352	Summit Hotel Properties, Inc.	31,823
6,000	Swire Pacific, Ltd.	65,709
2,052	Tanger Factory Outlet Centers, Inc.	46,950
1,300	Taubman Centers, Inc.	77,779
5,900	UDR, Inc.	238,537
3,600	Uniti Group, Inc.	72,540
200	Universal Health Realty Income Trust	14,882
2,300	Urban Edge Properties	50,784
600	Urstadt Biddle Properties, Inc.	12,774
7,900	Ventas, Inc.	429,602
5,511	Vornado Realty Trust	402,303
4,100	Washington Prime Group, Inc.	29,930
2,600	Weingarten Realty Investors	77,376
8,274	Welltower, Inc.	532,184
16,700	Weyerhaeuser Company	538,909
44,700	Wing Tai Holdings, Ltd.	63,770

	Total	24,673,154

Telecommunications Services (0.5%)
1,857	Freenet AGi	44,582
136,496	KCOM Group plc	166,879
11,000	NTT DOCOMO, Inc.	295,653
42,442	Telenor ASA	829,980
19,216	Zayo Group Holdings, Inc.[h]	667,180

	Total	2,004,274

Utilities (1.3%)
1,008	Alpha Natural Resources Holdings, Inc.[h]	37,548
3,794	ANR, Inc.[h]	142,275
27,956	Enagas SA	753,503
14,323	MDU Resources Group, Inc.	367,958
32,000	Osaka Gas Company, Ltd.	624,851
56,502	PG&E Corporation[h]	2,599,657
10,933	PNM Resources, Inc.	431,307
18,382	Vistra Energy Corporation[h]	457,344

	Total	5,414,443

	Total Common Stock (cost $173,278,244)	207,629,989

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Asset-Backed Securities (3.1%)
	Apidos CLO XVIII
225,000	5.597%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,b	224,996
	Babson CLO, Ltd.
475,000	4.970%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class D*,b	472,084

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Asset-Backed Securities (3.1%) - continued
	Bellemeade Re, Ltd.
$400,000	3.816%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,j	$402,005
600,000	3.566%, (LIBOR 1M + 1.350%), 8/25/2028, Ser. 2018-2A, Class M1Bb,j	603,582
	BlueMountain CLO, Ltd.
525,000	5.539%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,b	525,059
	Business Jet Securities, LLC
495,834	4.447%, 6/15/2033, Ser. 2018-2, Class Aj	496,602
	CLUB Credit Trust
5,540	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	5,540
	College Ave Student Loans, LLC
291,503	3.866%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1*,b	297,472
	Earnest Student Loan Program, LLC
173,845	2.680%, 7/25/2035, Ser. 2016-C, Class A2[j]	169,137
	First Horizon ABS Trust
8,631	2.376%, (LIBOR 1M + 0.160%), 10/25/2034, Ser. 2006-HE1, Class Ab,k	8,570
	Foundation Finance Trust
313,803	3.300%, 7/15/2033, Ser. 2017-1A, Class A*	311,132
	GMAC Mortgage Corporation Loan Trust
114,125	2.716%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,k]	123,397
	Harley Marine Financing, LLC
470,250	5.682%, 5/15/2043, Ser. 2018-1A, Class A2*	464,367
	IndyMac Seconds Asset-Backed Trust
177,291	2.556%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,k	105,296
	J.P. Morgan Mortgage Acquisition Trust
149,867	4.262%, 3/25/2047, Ser. 2007-HE1, Class AF4[l]	107,363
	Lehman XS Trust
132,772	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bl	121,452
	Lendmark Funding Trust
350,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Aj	348,013
	Madison Park Funding XIV, Ltd.
500,000	5.598%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,b	500,476
	Merrill Lynch Mortgage Investors Trust
324,451	3.982%, 6/25/2035, Ser. 2005-A5, Class M1[b]	321,181
	Oak Hill Advisors Residential Loan Trust
342,534	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1*,l	337,369

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Asset-Backed Securities (3.1%) - continued
	Octagon Investment Partners XX, Ltd.
$350,000	5.888%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,b	$350,114
	OHA Credit Funding 1, Ltd.
390,000	4.089%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2*,b,c,e	390,000
	OZLM Funding II, Ltd.
785,000	3.700%, (LIBOR 3M + 1.500%), 7/15/2031, Ser. 2012-2A, Class A1BR*,b	784,991
	Pretium Mortgage Credit Partners, LLC
156,278	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[j,l]	155,503
	Sound Point CLO X, Ltd.
400,000	5.048%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DR*,b	399,986
	Sound Point CLO XXI, Ltd.
800,000	3.848%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1B*,b,c,e	800,000
	Spirit Master Funding, LLC
695,822	4.360%, 12/20/2047, Ser. 2017-1A, Class A*	691,908
	THL Credit Wind River CLO, Ltd.
350,000	5.198%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	349,991
1,250,000	3.848%, (LIBOR 3M + 1.450%), 10/22/2031, Ser. 2014-3A, Class A2R2*,b,c,e	1,250,000
	Vantage Data Centers Issuer, LLC
596,500	4.072%, 2/16/2043, Ser. 2018-1A, Class A2[j]	596,907
	Vericrest Opportunity Loan Transferee
156,478	3.250%, 6/25/2047, Ser. 2017-NPL7, Class A1[j,l]	155,439
	Vericrest Opportunity Loan Trust LXV, LLC
436,828	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[j,l]	435,497
	Wachovia Asset Securitization, Inc.
326,868	2.356%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,b,k	309,958
	Wells Fargo Home Equity Trust
260,570	2.716%, (LIBOR 1M + 0.500%), 4/25/2034, Ser. 2004-1, Class M1[b]	256,004

	Total	12,871,391

Basic Materials (0.5%)
	Alcoa Nederland Holding BV
90,000	6.750%, 9/30/2024[j]	95,175
	Anglo American Capital plc
86,000	4.125%, 9/27/2022[j]	85,958
	ArcelorMittal SA
119,000	6.125%, 6/1/2025	129,291
	BWAY Holding Company
175,000	5.500%, 4/15/2024[j]	172,041

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Basic Materials (0.5%) - continued
	CF Industries, Inc.
$195,000	3.450%, 6/1/2023[i]	$187,931
	Dow Chemical Company
86,000	8.550%, 5/15/2019	88,920
	E.I. du Pont de Nemours and Company
86,000	2.200%, 5/1/2020	84,888
	FMG Resources Property, Ltd.
180,000	5.125%, 5/15/2024[j]	174,735
	Kinross Gold Corporation
44,000	5.125%, 9/1/2021	45,210
	LyondellBasell Industries NV
80,000	5.000%, 4/15/2019	80,401
	Packaging Corporation of America
63,000	2.450%, 12/15/2020	61,773
	Peabody Securities Finance Corporation
170,000	6.375%, 3/31/2025[j]	172,763
	Platform Specialty Products Corporation
120,000	5.875%, 12/1/2025[j]	118,412
	Sherwin-Williams Company
85,000	2.250%, 5/15/2020	83,752
	Syngenta Finance NV
71,000	3.933%, 4/23/2021[j]	70,800
	Trinseo Materials Operating SCA
180,000	5.375%, 9/1/2025[j]	173,529
	United States Steel Corporation
200,000	6.250%, 3/15/2026	198,250
	Xstrata Finance Canada, Ltd.
66,000	4.950%, 11/15/2021[j]	68,020

	Total	2,091,849

Capital Goods (0.8%)
	Ashtead Capital, Inc.
150,000	4.125%, 8/15/2025[j]	142,500
	Bombardier, Inc.
100,000	7.500%, 3/15/2025[j]	103,125
	Building Materials Corporation of America
280,000	6.000%, 10/15/2025[j]	286,300
	Caterpillar Financial Services Corporation
65,000	1.850%, 9/4/2020	63,423
	Cemex SAB de CV
300,000	5.700%, 1/11/2025[j]	305,250
	Cintas Corporation No. 2
64,000	2.900%, 4/1/2022	62,423
	CNH Industrial Capital, LLC
64,000	4.875%, 4/1/2021	65,589
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	190,760
	General Electric Company
283,000	5.000%, 1/21/2021[b,m]	275,890
	H&E Equipment Services, Inc.
185,000	5.625%, 9/1/2025	184,537
	Lockheed Martin Corporation
65,000	2.500%, 11/23/2020	64,092
	Owens-Brockway Glass Container, Inc.
225,000	5.000%, 1/15/2022[j]	226,969
	Reynolds Group Issuer, Inc.
340,000	5.125%, 7/15/2023[j]	338,130

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Capital Goods (0.8%) - continued
	Rockwell Collins, Inc.
$41,000	2.800%, 3/15/2022	$39,894
	Roper Industries, Inc.
71,000	2.050%, 10/1/2018	71,000
	Textron Financial Corporation
500,000	4.049%, (LIBOR 3M + 1.735%), 2/15/2042[b,j]	436,250
	United Rentals North America, Inc.
290,000	5.500%, 7/15/2025	295,800
	United Technologies Corporation
78,000	3.950%, 8/16/2025	77,505

	Total	3,229,437

Collateralized Mortgage Obligations (2.8%)
	AJAX Mortgage Loan Trust
265,999	3.470%, 4/25/2057, Ser. 2017-A, Class A*,l	264,277
	Alternative Loan Trust 2007-6
190,153	5.750%, 4/25/2047, Ser. 2007-6, Class A4	163,933
	Banc of America Alternative Loan Trust
287,211	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	257,412
	Banc of America Mortgage Securities, Inc.
76,851	4.373%, 9/25/2035, Ser. 2005-H, Class 2A1[b]	74,502
	Bear Stearns ARM Trust
119,492	3.648%, 1/25/2034, Ser. 2003-8, Class 5Ab	117,367
	CIM Trust
416,560	5.000%, 12/25/2057, Ser. 2018-R3, Class A1*,b	432,222
	COLT Mortgage Loan Trust
65,815	2.750%, 9/25/2046, Ser. 2016-2, Class A1*,b	65,565
	Countrywide Alternative Loan Trust
325,049	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	211,569
	Countrywide Asset-Backed Certificates
163,811	2.716%, (LIBOR 1M + 0.500%), 7/25/2034, Ser. 2004-2, Class 3A4[b]	154,078
	Countrywide Home Loan Mortgage Pass Through Trust
198,681	3.628%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	176,988
232,301	4.110%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	221,832
	Countrywide Home Loans, Inc.
533,040	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	454,574
	Credit Suisse First Boston Mortgage Securities Corporation
158,215	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	156,340
	Deutsche Alt-A Securities, Inc.,
	Mortgage Loan Trust
219,429	3.446%, 8/25/2035, Ser. 2005-AR1, Class 2A3[b]	182,041
329,528	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	350,022

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Collateralized Mortgage Obligations (2.8%) - continued
$262,322	2.615%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	$252,469
	Federal Home Loan Mortgage Corporation - REMIC
1,274,594	3.000%, 5/15/2027, Ser. 4046, Class GIn	99,729
868,007	3.000%, 4/15/2033, Ser. 4203, Class DIn	74,413
	Federal National Mortgage Association - REMIC
1,284,854	3.000%, 7/25/2027, Ser. 2012-74, Class AIn	102,953
1,627,271	3.000%, 7/25/2027, Ser. 2012-73, Class DIn	142,134
1,815,085	3.000%, 12/25/2027, Ser. 2012-139, Class DIn	149,975
2,482,473	3.000%, 1/25/2028, Ser. 2012-147, Class EIn	208,545
	GMAC Mortgage Corporation Loan Trust
140,067	3.802%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	133,379
	GMACM Mortgage Loan Trust
91,809	4.289%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	88,961
	Impac Secured Assets Trust
476,445	2.456%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	397,501
	IndyMac INDA Mortgage Loan Trust
180,559	3.898%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	178,485
	IndyMac INDX Mortgage Loan Trust
409,912	3.785%, 10/25/2035, Ser. 2005-AR19, Class A1[b]	369,512
435,507	2.426%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	408,205
	J.P. Morgan Alternative Loan Trust
442,421	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	387,686
	Master Asset Securitization Trust
539,602	2.716%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	256,913
	Merrill Lynch Mortgage Investors Trust
334,287	6.250%, 8/25/2036, Ser. 2006-AF1, Class AF2A	242,488
	MortgageIT Trust
467,623	2.416%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	415,122
	Preston Ridge Partners Mortgage Trust, LLC
121,056	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,l	121,001
203,231	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,l	201,732
	RCO 2017-INV1 Trust
389,901	3.197%, 11/25/2052, Ser. 2017-INV1, Class A*,b	393,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Collateralized Mortgage Obligations (2.8%) - continued
	Residential Accredit Loans, Inc. Trust
$225,479	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	$218,708
323,516	2.766%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	256,649
177,248	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	164,975
	Residential Funding Mortgage Security I Trust
363,667	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	343,954
	Structured Adjustable Rate Mortgage Loan Trust
145,726	4.200%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	134,766
233,377	4.421%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	187,431
	Structured Asset Mortgage Investments, Inc.
558,153	2.526%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	533,611
	Toorak Mortgage Corporation, Ltd.
500,000	4.336%, 8/25/2021, Ser. 2018-1, Class A1*,l	502,227
	WaMu Mortgage Pass Through Certificates
37,871	5.000%, 11/25/2018, Ser. 2003-S12, Class 3A	37,810
116,993	2.901%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	110,195
385,360	2.725%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	362,078
196,582	2.585%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	184,080
	Wells Fargo Mortgage Backed Securities Trust
157,243	3.964%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	159,848
178,555	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	174,603
253,166	4.302%, 7/25/2036, Ser. 2006-AR10, Class 2A1[b]	252,217
141,837	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	141,358
126,115	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	125,730

	Total	11,797,678

Commercial Mortgage-Backed Securities (0.1%)
	Wells Fargo Commercial Mortgage Trust
450,000	3.290%, 5/15/2048, Ser. 2015-C28, Class A3	442,282

	Total	442,282

Communications Services (1.6%)
	Altice US Finance I Corporation
200,000	5.500%, 5/15/2026[j]	199,400
	AMC Networks, Inc.
300,000	5.000%, 4/1/2024	295,500

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Communications Services (1.6%) - continued
	America Movil SAB de CV
$71,000	5.000%, 10/16/2019	$72,403
	American Tower Corporation
65,000	2.800%, 6/1/2020	64,387
	AT&T, Inc.
86,000	5.875%, 10/1/2019	88,441
44,000	5.200%, 3/15/2020	45,283
	British Sky Broadcasting Group plc
102,000	2.625%, 9/16/2019[j]	101,508
	CCOH Safari, LLC
305,000	5.750%, 2/15/2026[j]	306,144
	CenturyLink, Inc.
230,000	6.450%, 6/15/2021	238,625
	Charter Communications Operating, LLC
78,000	3.579%, 7/23/2020	78,047
32,000	4.464%, 7/23/2022	32,530
36,000	4.500%, 2/1/2024	36,151
	Clear Channel Worldwide Holdings, Inc.
290,000	6.500%, 11/15/2022	295,907
	Comcast Corporation
88,000	1.625%, 1/15/2022	82,844
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	34,909
44,000	3.150%, 7/15/2023	42,394
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[j]	19,458
	Digicel, Ltd.
257,936	6.000%, 4/15/2021*,i	239,236
	Discovery Communications, LLC
43,000	2.200%, 9/20/2019	42,664
85,000	2.950%, 3/20/2023	81,420
	DISH Network Corporation, Convertible
560,000	3.375%, 8/15/2026	534,109
	GCI Liberty, Inc., Convertible
291,000	1.750%, 9/30/2046[j]	319,823
	IAC FinanceCo, Inc., Convertible
319,000	0.875%, 10/1/2022[j]	474,119
	Intelsat Jackson Holdings SA
100,000	8.500%, 10/15/2024[j]	100,875
	Level 3 Financing, Inc.
190,000	5.250%, 3/15/2026	186,922
	Liberty Media Corporation, Convertible
399,000	1.000%, 1/30/2023	466,268
	Meredith Corporation
90,000	6.875%, 2/1/2026[j]	92,250
	Moody’s Corporation
44,000	2.750%, 12/15/2021	43,032
	Neptune Finco Corporation
100,000	10.875%, 10/15/2025[j]	116,125
	Netflix, Inc.
200,000	4.875%, 4/15/2028[j]	188,000
	Nexstar Escrow Corporation
154,000	5.625%, 8/1/2024[j]	150,727
	Sprint Corporation
290,000	7.625%, 2/15/2025	307,545
	Twitter, Inc., Convertible
221,000	0.250%, 6/15/2024[j]	193,536
	Verizon Communications, Inc.
102,000	2.946%, 3/15/2022	100,369

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Communications Services (1.6%) - continued
$81,000	3.414%, (LIBOR 3M + 1.100%), 5/15/2025[b]	$81,703
	Viacom, Inc.
65,000	4.250%, 9/1/2023	65,481
100,000	5.875%, 2/28/2057[b]	97,846
	Windstream Services, LLC
140,000	8.625%, 10/31/2025[j]	134,400
	World Wrestling Entertainment, Inc., Convertible
170,000	3.375%, 12/15/2023[j]	657,701

	Total	6,708,082

Consumer Cyclical (1.2%)
	Allison Transmission, Inc.
305,000	5.000%, 10/1/2024[j]	303,475
	American Honda Finance Corporation
66,000	2.000%, 2/14/2020	65,127
	BMW US Capital, LLC
80,000	1.500%, 4/11/2019[j]	79,500
	Brookfield Residential Properties, Inc.
200,000	6.125%, 7/1/2022[j]	200,000
	Caesars Entertainment Corporation, Convertible
81,000	5.000%, 10/1/2024	131,916
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	258,726
	D.R. Horton, Inc.
60,000	2.550%, 12/1/2020	58,769
	Delphi Jersey Holdings plc
195,000	5.000%, 10/1/2025[j]	183,544
	Ford Motor Credit Company, LLC
86,000	2.262%, 3/28/2019	85,702
87,000	2.597%, 11/4/2019	86,304
64,000	3.336%, 3/18/2021	63,091
	General Motors Financial Company, Inc.
64,000	2.650%, 4/13/2020	63,332
40,000	3.189%, (LIBOR 3M + 0.850%), 4/9/2021[b]	40,153
64,000	4.375%, 9/25/2021	65,134
43,000	3.150%, 6/30/2022	41,830
	Home Depot, Inc.
65,000	2.625%, 6/1/2022	63,620
	Hyundai Capital America
43,000	2.550%, 4/3/2020[j]	42,277
43,000	2.750%, 9/18/2020[j]	42,159
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[j]	268,905
	KB Home
189,000	4.750%, 5/15/2019	190,181
	L Brands, Inc.
245,000	6.694%, 1/15/2027[j]	229,075
	Landry’s, Inc.
160,000	6.750%, 10/15/2024[j]	162,301
	Lennar Corporation
65,000	2.950%, 11/29/2020	63,456
20,000	4.125%, 1/15/2022	19,876
19,000	4.875%, 12/15/2023	19,166
265,000	4.500%, 4/30/2024	259,488
	Live Nation Entertainment, Inc.
110,000	5.375%, 6/15/2022[j]	111,375
100,000	5.625%, 3/15/2026[j]	101,000

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Consumer Cyclical (1.2%) - continued
	Macy’s Retail Holdings, Inc.
$16,000	3.875%, 1/15/2022	$15,952
25,000	2.875%, 2/15/2023	23,671
	McDonald’s Corporation
86,000	2.625%, 1/15/2022	83,659
	MGM Resorts International
170,000	6.000%, 3/15/2023	175,950
185,000	5.750%, 6/15/2025	185,370
	Navistar International Corporation
185,000	6.625%, 11/1/2025[j]	192,400
	New Red Finance, Inc.
185,000	4.250%, 5/15/2024[j]	175,589
	Nissan Motor Acceptance Corporation
66,000	2.000%, 3/8/2019[j]	65,792
	Prime Security Services Borrower, LLC
191,000	9.250%, 5/15/2023[j]	204,275
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	59,355
	Six Flags Entertainment Corporation
150,000	4.875%, 7/31/2024[j]	146,925
	Visa, Inc.
65,000	2.200%, 12/14/2020	63,872
	Volkswagen Group of America Finance, LLC
60,000	2.450%, 11/20/2019[j]	59,439
	Wabash National Corporation
195,000	5.500%, 10/1/2025[j]	186,225
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[j]	302,523

	Total	5,240,479

Consumer Non-Cyclical (1.1%)
	Abbott Laboratories
88,000	2.550%, 3/15/2022	85,421
66,000	3.400%, 11/30/2023	65,719
	AbbVie, Inc.
88,000	2.500%, 5/14/2020	87,002
44,000	2.900%, 11/6/2022	42,737
	Albertsons Companies, LLC
220,000	6.625%, 6/15/2024	211,475
	Amgen, Inc.
84,000	3.875%, 11/15/2021	85,201
85,000	2.650%, 5/11/2022	82,541
	Anheuser-Busch InBev Finance, Inc.
65,000	2.650%, 2/1/2021	64,068
90,000	3.603%, (LIBOR 3M + 1.260%), 2/1/2021[b]	92,371
44,000	3.300%, 2/1/2023	43,439
	Anheuser-Busch InBev Worldwide, Inc.
82,000	3.500%, 1/12/2024	81,126
	BAT Capital Corporation
43,000	2.297%, 8/14/2020[j]	42,137
44,000	2.764%, 8/15/2022[j]	42,392
	Bayer U.S. Finance II, LLC
79,000	3.500%, 6/25/2021[j]	78,811
	Becton, Dickinson and Company
86,000	3.125%, 11/8/2021	84,627
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	41,395
	Bunge, Ltd. Finance Corporation
65,000	3.500%, 11/24/2020	64,794

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Cardinal Health, Inc.
$44,000	1.948%, 6/14/2019	$43,754
44,000	2.616%, 6/15/2022	42,068
	CVS Health Corporation
86,000	3.350%, 3/9/2021	85,836
44,000	2.750%, 12/1/2022	42,427
129,000	3.700%, 3/9/2023	128,423
	Energizer Gamma Acquisition, Inc.
200,000	6.375%, 7/15/2026[j]	206,750
	Envision Healthcare Corporation
295,000	5.125%, 7/1/2022[j]	302,228
	Express Scripts Holding Company
44,000	4.750%, 11/15/2021	45,410
	Forest Laboratories, LLC
21,000	4.875%, 2/15/2021[j]	21,620
	Halfmoon Parent, Inc.
75,000	4.125%, 11/15/2025[j]	74,760
	HCA, Inc.
227,936	4.750%, 5/1/2023	232,210
115,000	4.500%, 2/15/2027	112,988
	Iron Mountain, Inc.
122,936	6.000%, 8/15/2023	126,087
	J.M. Smucker Company
42,000	2.200%, 12/6/2019	41,566
	JBS USA, LLC
290,000	5.750%, 6/15/2025[j]	282,388
	Kellogg Company
78,000	3.125%, 5/17/2022	76,842
	Kraft Heinz Foods Company
85,000	5.375%, 2/10/2020	87,414
41,000	4.000%, 6/15/2023	41,071
	Kroger Company
43,000	2.800%, 8/1/2022	41,569
	Maple Escrow Subsidiary, Inc.
82,000	3.551%, 5/25/2021[j]	81,851
	Mead Johnson Nutrition Company
65,000	3.000%, 11/15/2020	64,770
	Medtronic Global Holdings SCA
86,000	1.700%, 3/28/2019	85,602
	Mondelez International Holdings
	Netherlands BV
65,000	2.000%, 10/28/2021[j]	62,089
	Mylan NV
41,000	3.150%, 6/15/2021	40,359
	Mylan, Inc.
37,000	3.125%, 1/15/2023[j]	35,298
	Newell Rubbermaid, Inc.
55,000	3.150%, 4/1/2021	54,116
	Pernod Ricard SA
35,000	5.750%, 4/7/2021[j]	36,826
	Perrigo Finance Unlimited Company
77,000	4.375%, 3/15/2026	75,410
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024	210,000
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	34,927
	Shire Acquisitions Investments Ireland Designated Activity Company
86,000	2.400%, 9/23/2021	83,089
	Smithfield Foods, Inc.
66,000	2.700%, 1/31/2020[j]	64,981
	Teva Pharmaceutical Finance IV, LLC
21,000	2.250%, 3/18/2020	20,377

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Teva Pharmaceutical Finance Netherlands III BV
$65,000	2.200%, 7/21/2021	$61,076
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	200,000
	Zimmer Biomet Holdings, Inc.
63,000	3.089%, (LIBOR 3M + 0.750%), 3/19/2021[b]	63,058
	Zoetis, Inc.
65,000	3.450%, 11/13/2020	65,272

	Total	4,669,768

Energy (1.4%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[j]	181,050
	Anadarko Petroleum Corporation
60,000	8.700%, 3/15/2019	61,508
17,000	4.850%, 3/15/2021	17,468
17,000	3.450%, 7/15/2024	16,361
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	202,500
	BP Capital Markets plc
44,000	2.315%, 2/13/2020	43,593
172,000	2.520%, 9/19/2022	166,158
	Buckeye Partners, LP
100,000	2.650%, 11/15/2018	99,983
	Canadian Natural Resources, Ltd.
43,000	2.950%, 1/15/2023	41,454
	Canadian Oil Sands, Ltd.
43,000	9.400%, 9/1/2021[j]	48,569
	Cenovus Energy, Inc.
43,000	3.800%, 9/15/2023	42,086
	Cheniere Corpus Christi Holdings, LLC
170,000	7.000%, 6/30/2024	186,150
	Cheniere Energy Partners, LP
235,000	5.625%, 10/1/2026[j]	236,692
	Chesapeake Energy Corporation
100,000	7.000%, 10/1/2024	100,000
	Continental Resources, Inc.
34,000	5.000%, 9/15/2022	34,493
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	206,500
	Diamondback Energy, Inc.
220,000	4.750%, 11/1/2024	220,275
	Enbridge, Inc.
42,000	2.900%, 7/15/2022	40,732
	Encana Corporation
66,000	3.900%, 11/15/2021	66,279
	Energy Transfer Equity, LP
290,000	5.500%, 6/1/2027	300,962
	Energy Transfer Partners, LP
65,000	4.150%, 10/1/2020	65,843
41,000	4.200%, 9/15/2023	41,318
	Enterprise Products Operating, LLC
200,000	5.250%, 8/16/2077[b]	186,671
	EOG Resources, Inc.
65,000	2.625%, 3/15/2023	62,623
	EQT Corporation
88,000	8.125%, 6/1/2019	90,860
42,000	3.000%, 10/1/2022	40,699
	EQT Midstream Partners, LP
56,000	4.750%, 7/15/2023	56,771

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Energy (1.4%) - continued
	Exxon Mobil Corporation
$80,000	1.708%, 3/1/2019	$79,748
	Hess Corporation
41,000	3.500%, 7/15/2024	38,743
	Kinder Morgan Energy Partners, LP
43,000	9.000%, 2/1/2019	43,839
88,000	3.450%, 2/15/2023	86,271
	Marathon Oil Corporation
44,000	2.700%, 6/1/2020	43,428
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	65,043
	MEG Energy Corporation
163,000	6.375%, 1/30/2023[j]	148,330
	MPLX, LP
66,000	4.500%, 7/15/2023	67,656
	Nabors Industries, Inc., Convertible
170,000	0.750%, 1/15/2024	132,244
	ONEOK Partners, LP
40,000	3.800%, 3/15/2020	40,161
	Parsley Energy, LLC
80,000	5.625%, 10/15/2027[j]	80,200
	PBF Holding Company, LLC
145,000	7.250%, 6/15/2025	152,250
	Petrobras Global Finance BV
22,000	8.375%, 5/23/2021	23,936
	Petroleos Mexicanos
42,000	6.375%, 2/4/2021	44,037
	Plains All American Pipeline, LP
94,000	5.000%, 2/1/2021	96,119
	Sabine Pass Liquefaction, LLC
43,000	6.250%, 3/15/2022	46,213
43,000	5.625%, 4/15/2023	45,704
300,000	5.625%, 3/1/2025	319,840
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[j]	64,486
	Southwestern Energy Company
185,000	7.500%, 4/1/2026	193,788
	SRC Energy, Inc.
90,000	6.250%, 12/1/2025	84,600
	Sunoco Logistics Partners Operations, LP
65,000	4.400%, 4/1/2021	66,116
	Sunoco, LP
100,000	5.875%, 3/15/2028[j]	96,000
	Tallgrass Energy Partners, LP
275,000	5.500%, 1/15/2028[j]	277,406
	Transocean Guardian, Ltd.
200,000	5.875%, 1/15/2024[j]	201,750
	Weatherford International, Ltd.
50,000	4.500%, 4/15/2022	43,750
75,000	8.250%, 6/15/2023[i]	70,875
	Western Gas Partners, LP
44,000	4.000%, 7/1/2022	43,800
	Whiting Petroleum Corporation, Convertible
182,000	1.250%, 4/1/2020	174,547
	Williams Partners, LP
88,000	4.000%, 11/15/2021	88,802
	WPX Energy, Inc.
130,000	5.750%, 6/1/2026	131,625

	Total	5,948,905

Financials (3.5%)
	ACE INA Holdings, Inc.
65,000	2.875%, 11/3/2022	63,613

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Financials (3.5%) - continued
	AIG Global Funding
$86,000	2.150%, 7/2/2020[j]	$84,333
	Air Lease Corporation
83,000	2.500%, 3/1/2021	81,072
	Aircastle, Ltd.
51,000	5.000%, 4/1/2023	52,366
	American Express Company
40,000	3.375%, 5/17/2021	40,019
	American Express Credit Corporation
43,000	2.678%, (LIBOR 3M + 0.330%), 5/3/2019[b]	43,058
43,000	2.200%, 3/3/2020	42,517
65,000	3.382%, (LIBOR 3M + 1.050%), 9/14/2020[b]	65,962
	Ares Capital Corporation
86,000	3.875%, 1/15/2020	86,338
	Athene Global Funding
60,000	4.000%, 1/25/2022[j]	60,119
	Australia & New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[b,j,m]	103,500
	Banco Santander SA
200,000	6.375%, 5/19/2019[b,m]	198,338
	Bank of America Corporation
43,000	2.369%, 7/21/2021[b]	42,245
86,000	2.328%, 10/1/2021[b]	84,130
84,000	2.738%, 1/23/2022[b]	82,600
82,000	3.499%, 5/17/2022[b]	81,949
80,000	3.550%, 3/5/2024[b]	79,062
38,000	3.864%, 7/23/2024[b]	37,990
	Bank of Montreal
55,000	1.500%, 7/18/2019	54,426
66,000	2.100%, 6/15/2020	64,924
	Bank of New York Mellon Corporation
88,000	2.600%, 2/7/2022	85,841
	Bank of Nova Scotia
41,000	2.788%, (LIBOR 3M + 0.440%), 4/20/2021[b]	41,130
64,000	2.700%, 3/7/2022	62,434
	Barclays plc
200,000	7.750%, 9/15/2023[b,m]	200,500
62,000	4.338%, 5/16/2024[b]	61,234
	BB&T Corporation
86,000	2.150%, 2/1/2021	83,935
	BNP Paribas SA
300,000	7.625%, 3/30/2021[b,j,m]	315,000
	Capital One Financial Corporation
43,000	2.500%, 5/12/2020	42,464
129,000	3.050%, 3/9/2022	126,106
	CBOE Holdings, Inc.
66,000	1.950%, 6/28/2019	65,595
	Central Fidelity Capital Trust I
135,000	3.339%, (LIBOR 3M + 1.000%), 4/15/2027[b]	128,250
	CIT Group, Inc.
185,000	4.750%, 2/16/2024	185,370
	Citigroup, Inc.
88,000	2.450%, 1/10/2020	87,244
88,000	2.650%, 10/26/2020	86,820
104,000	2.350%, 8/2/2021	100,765
43,000	2.750%, 4/25/2022	41,765
43,000	3.027%, (LIBOR 3M + 0.690%), 10/27/2022[b]	43,021
83,000	3.142%, 1/24/2023[b]	81,405
295,000	5.950%, 1/30/2023[b,m]	301,555

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount		Long-Term Fixed Income (23.6%)	Value
Financials (3.5%) - continued
		CNA Financial Corporation
$75,000		5.750%, 8/15/2021	$79,362
		Commonwealth Bank of Australia
86,000		2.250%, 3/10/2020[j]	84,899
		Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
86,000		3.950%, 11/9/2022	85,442
		Credit Agricole SA
43,000		3.375%, 1/10/2022[j]	42,180
95,000		8.125%, 12/23/2025[b,j,m]	104,497
		Credit Suisse Group AG
56,000		7.500%, 7/17/2023[b,j,m]	57,610
255,000		7.500%, 12/11/2023[b,j,m]	268,372
		Credit Suisse Group Funding Guernsey, Ltd.
132,000		3.800%, 9/15/2022	131,258
		Credit Suisse Group Funding, Ltd.
88,000		3.125%, 12/10/2020	87,285
		DDR Corporation
61,000		4.625%, 7/15/2022	62,360
		Deutsche Bank AG
43,000		2.700%, 7/13/2020	42,120
129,000		4.250%, 10/14/2021	128,407
		Digital Realty Trust, LP
65,000		2.750%, 2/1/2023	62,069
		Discover Bank
28,000		8.700%, 11/18/2019	29,515
82,000		3.100%, 6/4/2020	81,481
		Fidelity National Financial, Inc.
57,000		5.500%, 9/1/2022	60,529
		Fifth Third Bancorp
65,000		2.600%, 6/15/2022	62,582
		Goldman Sachs Group, Inc.
86,000		5.375%, 5/10/2020[b,m]	87,720
64,000		2.600%, 12/27/2020	62,970
88,000		5.250%, 7/27/2021	92,126
65,000		3.484%, (LIBOR 3M + 1.170%), 11/15/2021[b]	65,743
88,000		3.000%, 4/26/2022	86,231
59,000		2.876%, 10/31/2022[b]	57,564
43,000		3.366%, (LIBOR 3M + 1.050%), 6/5/2023[b]	43,514
		GS Finance Corporation, Convertible
891,000		0.500%, 6/23/2025[c]	911,297
		Hartford Financial Services Group, Inc.
75,000		4.439%, (LIBOR 3M + 2.125%), 2/12/2047[b,j]	70,500
		HCP, Inc.
88,000		3.750%, 2/1/2019	88,046
		Hospitality Properties Trust
60,000		4.250%, 2/15/2021	60,444
		HSBC Holdings plc
128,000		3.400%, 3/8/2021	127,685
88,000		6.875%, 6/1/2021[b,m]	91,080
125,000		6.375%, 9/17/2024[b,m]	123,943
		Huntington Bancshares, Inc.
80,000		3.150%, 3/14/2021	79,304
		Icahn Enterprises, LP
75,000		6.750%, 2/1/2024	76,781
90,00	0	6.375%, 12/15/2025	90,338
		ILFC E-Capital Trust II
445,000		5.030%, (H15T30Y + 1.800%), 12/21/2065[b,j]	402,725

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Financials (3.5%) - continued
	International Lease Finance Corporation
$88,000	4.625%, 4/15/2021	$89,780
88,000	5.875%, 8/15/2022	93,070
	J.P. Morgan Chase & Company
65,000	3.001%, (LIBOR 3M + 0.680%), 6/1/2021[b]	65,362
100,000	4.625%, 11/1/2022[b,m]	94,875
164,000	2.972%, 1/15/2023	159,697
64,000	2.776%, 4/25/2023[b]	62,156
89,000	3.572%, (LIBOR 3M + 1.230%), 10/24/2023[b]	90,773
	KeyCorp
68,000	2.300%, 12/13/2018	67,977
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[j]	36,023
	Lincoln National Corporation
55,000	6.250%, 2/15/2020	57,001
50,000	4.669%, (LIBOR 3M + 2.358%), 5/17/2066[b]	46,844
	Lloyds Banking Group plc
90,000	6.657%, 5/21/2037[b,j,m]	91,744
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[b,j,m]	182,500
	MGIC Investment Corporation, Convertible
207,000	9.000%, 4/1/2063[j]	277,455
	Mitsubishi UFJ Financial Group, Inc.
44,000	2.998%, 2/22/2022	43,051
83,000	3.455%, 3/2/2023	81,909
	Morgan Stanley
88,000	2.800%, 6/16/2020	87,306
86,000	5.500%, 7/28/2021	90,520
89,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2022[b]	90,245
43,000	2.750%, 5/19/2022	41,707
10,000	4.875%, 11/1/2022	10,359
84,000	3.125%, 1/23/2023	81,818
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	201,900
	National City Corporation
56,000	6.875%, 5/15/2019	57,443
	Nomura Holdings, Inc.
56,000	2.750%, 3/19/2019	56,022
	Park Aerospace Holdings, Ltd.
180,000	5.500%, 2/15/2024[j]	184,275
	PNC Bank NA
86,000	2.450%, 11/5/2020	84,570
	Preferred Term Securities XXIII, Ltd.
456,902	2.534%, (LIBOR 3M + 0.200%), 12/22/2036*,b	431,477
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[j]	294,631
	Realty Income Corporation
64,000	5.750%, 1/15/2021	66,914
	Regions Financial Corporation
55,000	3.200%, 2/8/2021	54,742
41,000	3.800%, 8/14/2023	40,778
	Reinsurance Group of America, Inc.
64,000	4.700%, 9/15/2023	65,724
	Royal Bank of Canada
87,000	2.125%, 3/2/2020	86,086
	Royal Bank of Scotland Group plc
290,000	7.500%, 8/10/2020[b,m]	296,888
63,000	8.625%, 8/15/2021[b,m]	67,489

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Financials (3.5%) - continued
$185,000	5.125%, 5/28/2024	$185,098
320,000	7.348%, 9/30/2031[b,m]	400,400
	Santander UK Group Holdings plc
86,000	2.875%, 8/5/2021	83,694
	Simon Property Group, LP
65,000	2.500%, 9/1/2020	64,146
90,000	2.500%, 7/15/2021	88,092
	Societe Generale SA
300,000	8.000%, 9/29/2025[b,j,m]	316,257
	Standard Chartered plc
13,000	2.100%, 8/19/2019[j]	12,892
	State Street Capital Trust IV
516,000	3.334%, (LIBOR 3M + 1.000%), 6/15/2047[b]	461,820
	State Street Corporation
65,000	3.222%, (LIBOR 3M + 0.900%), 8/18/2020[b]	65,886
	Sumitomo Mitsui Financial Group, Inc.
86,000	2.934%, 3/9/2021	84,837
43,000	2.784%, 7/12/2022	41,616
	SunTrust Banks, Inc.
55,000	2.900%, 3/3/2021	54,368
	Synchrony Financial
43,000	3.000%, 8/15/2019	42,913
30,000	3.578%, (LIBOR 3M + 1.230%), 2/3/2020[b]	30,195
	Toronto-Dominion Bank
65,000	3.262%, (LIBOR 3M + 0.930%), 12/14/2020[b]	65,979
51,000	2.550%, 1/25/2021	50,235
	UBS Group Funding Jersey, Ltd.
86,000	3.000%, 4/15/2021[j]	84,718
	UnitedHealth Group, Inc.
65,000	3.350%, 7/15/2022	64,900
	USB Realty Corporation
256,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,j,m]	229,760
	Vantiv, LLC
200,000	4.375%, 11/15/2025[j]	190,000
	Ventas Realty, LP
41,000	3.100%, 1/15/2023	39,805
	Wachovia Capital Trust II
50,000	2.839%, (LIBOR 3M + 0.500%), 1/15/2027[b]	46,125
	Wells Fargo & Company
50,000	2.100%, 7/26/2021	48,143
43,000	2.625%, 7/22/2022	41,524
89,000	3.452%, (LIBOR 3M + 1.110%), 1/24/2023[b]	90,111
60,000	3.572%, (LIBOR 3M + 1.230%), 10/31/2023[b]	61,188
	Welltower, Inc.
64,000	4.950%, 1/15/2021	65,635

	Total	14,618,422

Mortgage-Backed Securities (5.8%)
	Antler Mortgage Trust
825,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1*,c	824,835
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
285,176	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	289,876

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Mortgage-Backed Securities (5.8%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$368	9.000%, 4/1/2025	$399
2,602	8.000%, 6/1/2027	2,897
1,239	8.000%, 8/1/2030	1,428
3,180,000	4.000%, 10/1/2048[e]	3,210,904
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,000,000	5.000%, 10/1/2048[e]	3,149,297
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
46	10.500%, 8/1/2020	46
462	8.000%, 11/1/2026	500
3,536	8.500%, 4/1/2030	4,113
5,375,000	3.500%, 10/1/2048[e]	5,289,392
4,535,000	4.000%, 10/1/2048[e]	4,579,171
5,750,000	4.500%, 10/1/2048[e]	5,931,709
	Government National Mortgage Association 30-Yr. Pass Through
743	9.000%, 12/15/2026	835
	GSAA Home Equity Trust
76,740	4.560%, 8/25/2034, Ser. 2004-10, Class M2[l]	76,830
	Merrill Lynch Alternative Note Asset Trust
769,557	2.366%, (LIBOR 1M + 0.150%), 1/25/2037, Ser. 2007-A1, Class A2Bb	344,376
	Radnor RE, Ltd.
525,000	4.916%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2*,b	530,861

	Total	24,237,469

Technology (1.0%)
	Alliance Data Systems Corporation
195,000	5.375%, 8/1/2022[j]	196,463
	Apple, Inc.
86,000	2.850%, 5/6/2021	85,565
85,000	2.688%, (LIBOR 3M + 0.350%), 5/11/2022[b]	85,897
86,000	2.400%, 1/13/2023	82,991
	Baidu, Inc.
43,000	3.000%, 6/30/2020	42,607
	Broadcom Corporation
86,000	2.650%, 1/15/2023	81,181
85,000	3.625%, 1/15/2024	82,433
	Carbonite, Inc., Convertible
162,000	2.500%, 4/1/2022	243,000
	Citrix Systems, Inc., Convertible
195,000	0.500%, 4/15/2019	299,499
	Cypress Semiconductor Corporation, Convertible
44,000	4.500%, 1/15/2022	55,294
	Diamond 1 Finance Corporation
55,000	3.480%, 6/1/2019[j]	55,140
88,000	5.450%, 6/15/2023[j]	92,433
	Equinix, Inc.
200,000	5.750%, 1/1/2025	205,250
	Fidelity National Information Services, Inc.
37,000	3.625%, 10/15/2020	37,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Technology (1.0%) - continued
	Harland Clarke Holdings Corporation
$175,000	8.375%, 8/15/2022[j]	$167,781
	Hewlett Packard Enterprise Company
111,000	3.600%, 10/15/2020	111,524
	Intel Corporation
65,000	3.100%, 7/29/2022	64,559
	Intel Corporation, Convertible
209,000	3.250%, 8/1/2039	479,655
	Marvell Technology Group, Ltd.
41,000	4.200%, 6/22/2023	40,788
	Microchip Technology, Inc., Convertible
119,000	1.625%, 2/15/2027	126,672
	Micron Technology, Inc., Convertible
195,000	3.000%, 11/15/2043	302,194
	Microsoft Corporation
88,000	2.400%, 2/6/2022	85,946
	NetApp, Inc.
65,000	2.000%, 9/27/2019	64,422
	NXP BV
235,000	3.875%, 9/1/2022[j]	232,650
	ON Semiconductor Corporation, Convertible
91,000	1.625%, 10/15/2023	102,174
	Oracle Corporation
65,000	2.500%, 5/15/2022	63,253
	Red Hat, Inc., Convertible
40,000	0.250%, 10/1/2019	73,894
	Seagate HDD Cayman
95,000	4.750%, 1/1/2025	91,050
	Splunk, Inc., Convertible
210,000	0.500%, 9/15/2023[j]	216,771
	Verint Systems, Inc., Convertible
61,000	1.500%, 6/1/2021	62,826
	Vishay Intertechnology, Inc., Convertible
268,000	2.250%, 6/15/2025[j]	249,159
	VMware, Inc.
42,000	2.300%, 8/21/2020	41,171

	Total	4,221,442

Transportation (0.2%)
	Air Canada Pass Through Trust
19,447	3.875%, 3/15/2023[j]	19,058
	American Airlines Pass Through Trust
37,318	4.950%, 1/15/2023	38,238
	Avis Budget Car Rental, LLC
90,000	5.125%, 6/1/2022[j]	92,374
	Delta Air Lines, Inc.
64,000	2.875%, 3/13/2020	63,478
41,368	4.950%, 11/23/2020	41,626
	J.B. Hunt Transport Services, Inc.
65,000	3.300%, 8/15/2022	63,742
	Ryder System, Inc.
75,000	3.500%, 6/1/2021	74,929
	Union Pacific Corporation
62,000	3.750%, 7/15/2025	61,978
	United Airlines Pass Through Trust
65,000	3.700%, 12/1/2022	64,174
	United Continental Holdings, Inc.
185,000	4.250%, 10/1/2022	183,150
	XPO Logistics, Inc.
150,000	6.500%, 6/15/2022[j]	154,875

	Total	857,622

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Utilities (0.5%)
	Alabama Power Company
$44,000	2.450%, 3/30/2022	$42,634
	Ameren Corporation
65,000	2.700%, 11/15/2020	64,126
	Berkshire Hathaway Energy Company
96,000	2.400%, 2/1/2020	95,204
	Calpine Corporation
95,000	5.375%, 1/15/2023	89,300
	CenterPoint Energy, Inc.
43,000	2.500%, 9/1/2022	41,090
	Consolidated Edison, Inc.
44,000	2.000%, 3/15/2020	43,262
	Dominion Energy, Inc.
86,000	2.579%, 7/1/2020	84,881
	DTE Energy Company
96,000	2.400%, 12/1/2019	95,106
	Duke Energy Corporation
86,000	2.400%, 8/15/2022	82,262
	Dynegy, Inc.
160,000	7.375%, 11/1/2022	166,429
	Edison International
43,000	2.125%, 4/15/2020	42,160
	Emera U.S. Finance, LP
25,000	2.150%, 6/15/2019	24,839
	Eversource Energy
43,000	2.500%, 3/15/2021	42,238
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	53,091
65,000	2.950%, 1/15/2020	64,821
	FirstEnergy Corporation
66,000	2.850%, 7/15/2022	63,790
	Fortis, Inc.
60,000	2.100%, 10/4/2021	57,316
	NextEra Energy Capital Holdings, Inc.
55,000	2.300%, 4/1/2019	54,894
	NiSource, Inc.
56,000	3.650%, 6/15/2023[j]	55,289
250,000	5.650%, 6/15/2023[b,j,m]	247,500
	Pinnacle West Capital Corporation
42,000	2.250%, 11/30/2020	40,934
	PPL Capital Funding, Inc.
60,000	3.500%, 12/1/2022	59,382
	PSEG Power, LLC
55,000	3.000%, 6/15/2021	54,144
	Sempra Energy
25,000	2.400%, 3/15/2020	24,660
	Southern California Edison Company
20,000	2.400%, 2/1/2022	19,275
	Southern Company
50,000	1.850%, 7/1/2019	49,624
43,000	2.350%, 7/1/2021	41,693
	TerraForm Power Operating, LLC
190,000	5.000%, 1/31/2028[j]	176,700
	TransCanada Trust
255,000	5.875%, 8/15/2076[b]	260,419

	Total	2,237,063

	Total Long-Term Fixed Income (cost $98,593,062)	99,171,889

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Registered Investment Companies (7.6%)	Value
Affiliated Fixed Income Holdings (6.2%)
2,840,501	Thrivent Core Emerging Markets Debt Fund	$26,246,231

	Total	26,246,231

Equity Funds/Exchange Traded Funds (0.8%)
13,850	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	181,435
3,498	Altaba, Inc.[h]	238,284
16,861	BlackRock Resources & Commodities Strategy Trust	152,929
45,133	Materials Select Sector SPDR Fund[i]	2,614,555
9,731	SPDR S&P Homebuilders ETF[i]	374,060

	Total	3,561,263

Fixed Income Funds/Exchange Traded Funds (0.6%)
82,771	Aberdeen Asia-Pacific Income Fund, Inc.	342,672
31,438	Invesco Senior Loan ETF	728,418
79,271	MFS Intermediate Income Trust	298,059
63,832	Templeton Global Income Fund	390,652
32,560	Western Asset Emerging Markets Debt Fund, Inc.	436,955
50,785	Western Asset High Income Opportunity Fund, Inc.	241,737

	Total	2,438,493

	Total Registered Investment Companies (cost $33,690,597)	32,245,987

Shares	Preferred Stock (0.7%)	Value
Consumer Staples (0.1%)
12,800	CHS, Inc., 7.100%[b,m]	345,344

	Total	345,344

Energy (0.1%)
23,708	Crestwood Equity Partners, LP, 9.250%[m]	227,597
13,450	NuStar Logistics, LP, 9.073%[b]	339,612

	Total	567,209

Financials (0.5%)
3,174	Agribank FCB, 6.875%[b,m]	326,922
2,485	CoBank ACB, 6.250%[b,m]	258,440
6,957	Federal National Mortgage Association, 0.000%[h,m]	38,333
380	First Tennessee Bank NA, 3.750%[b,j,m]	292,600
8,400	GMAC Capital Trust I, 8.099%[b]	220,920
5,800	Morgan Stanley, 7.125%[b,m]	162,922
420	Wells Fargo & Company, Convertible, 7.500%[i],m	542,170

	Total	1,842,307

Real Estate (<0.1%)
2,906	Colony Capital, Inc., 8.75%[m]	74,452

	Total	74,452

	Total Preferred Stock (cost $2,753,316)	2,829,312

Shares	Collateral Held for Securities Loaned (0.9%)	Value
3,970,508	Thrivent Cash Management Trust	$3,970,508

	Total Collateral Held for Securities Loaned (cost $3,970,508)	3,970,508

Shares or Principal Amount	Short-Term Investments (9.3%)	Value
	Federal Home Loan Bank Discount Notes
300,000	1.910%, 10/4/2018[o,p]	299,947
600,000	1.983%, 10/24/2018[o,p]	599,191
300,000	2.110%, 11/30/2018[o,p]	298,925
	Thrivent Core Short-Term Reserve Fund
3,804,025	2.340%	38,040,248

	Total Short-Term Investments (cost $39,238,252)	39,238,311

	Total Investments (cost $416,703,750) 106.6%	$449,751,415

	Other Assets and Liabilities, Net (6.6%)	(27,945,711)

	Total Net Assets 100.0%	$421,805,704

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h	Non-income producing security.
i	All or a portion of the security is on loan.
j

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $21,399,703 or 5.1% of total net assets.

k	All or a portion of the security is insured or guaranteed.
l

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 28, 2018.

m	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
n

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Portfolio as of September 28, 2018 was $12,122,398 or 2.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 28, 2018.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$265,969
Antler Mortgage Trust, 7/25/2022	9/21/2018	824,990
Apidos CLO XVIII, 7/22/2026	4/4/2017	225,000
Babson CLO, Ltd., 7/20/2029	5/18/2018	475,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	525,120
CIM Trust, 12/25/2057	4/23/2018	432,210
CLUB Credit Trust, 4/17/2023	6/14/2017	5,541
College Ave Student Loans, LLC, 11/26/2046	7/11/2017	291,503
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	66,179
Digicel, Ltd., 4/15/2021	8/19/2013	254,333
Foundation Finance Trust, 7/15/2033	12/6/2017	313,757
Harley Marine Financing, LLC, 5/15/2043	5/9/2018	470,245
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	500,000
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	342,533
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	350,000
OHA Credit Funding 1, Ltd., 10/20/2030	8/24/2018	390,000
OZLM Funding II, Ltd., 7/30/2031	8/17/2018	785,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	456,902
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	121,056
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	203,211
Radnor RE, Ltd., 3/25/2028	3/13/2018	525,000
RCO 2017-INV1 Trust, 11/25/2052	11/6/2017	389,895
Sound Point CLO X, Ltd., 1/20/2028	6/5/2018	400,000
Sound Point CLO XXI, Ltd., 10/26/2031	8/29/2018	800,000
Spirit Master Funding, LLC, 12/20/2047	1/23/2018	699,182
THL Credit Wind River CLO, Ltd., 10/22/2031	9/21/2018	1,250,000
Toorak Mortgage Corporation, Ltd., 8/25/2021	8/3/2018	499,999
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	326,868

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of September 28, 2018:

Securities Lending Transactions
Common Stock	$2,992,074
Taxable Debt Security	465,066
Preferred Stock	387,264
Total lending	$3,844,404
Gross amount payable upon return of collateral for securities loaned	$3,970,508
Net amounts due to counterparty	$126,104

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
DRIP	-	Dividend Reinvestment Plan
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,491,002	–	1,760,031	730,971
Capital Goods	3,095,562	–	3,095,562	–
Communications Services	16,894,075	–	16,894,075	–
Consumer Cyclical	9,141,838	–	9,141,838	–
Consumer Non-Cyclical	11,806,986	–	11,806,986	–
Energy	2,295,508	–	1,898,004	397,504
Financials	10,879,154	–	10,608,479	270,675
Technology	4,680,888	–	4,680,888	–
Transportation	1,314,753	–	1,314,753	–
Utilities	2,065,653	–	2,065,653	–
Common Stock
Consumer Discretionary	31,859,383	22,812,739	9,046,644	–
Consumer Staples	11,512,631	5,129,144	6,383,487	–
Energy	9,788,035	7,181,574	2,606,112	349
Financials	22,252,733	14,631,284	7,621,449	–
Health Care	22,918,155	18,148,054	4,770,101	–
Industrials	22,009,842	13,476,163	8,533,679	–
Information Technology	44,471,835	38,416,984	6,054,851	–
Materials	10,725,504	2,822,962	7,902,542	–
Real Estate	24,673,154	23,669,986	1,003,168	–
Telecommunications Services	2,004,274	667,180	1,337,094	–
Utilities	5,414,443	4,036,089	1,378,354	–
Long-Term Fixed Income
Asset-Backed Securities	12,871,391	–	10,431,391	2,440,000
Basic Materials	2,091,849	–	2,091,849	–
Capital Goods	3,229,437	–	3,229,437	–
Collateralized Mortgage Obligations	11,797,678	–	11,797,678	–
Commercial Mortgage-Backed Securities	442,282	–	442,282	–
Communications Services	6,708,082	–	6,708,082	–
Consumer Cyclical	5,240,479	–	5,240,479	–
Consumer Non-Cyclical	4,669,768	–	4,669,768	–
Energy	5,948,905	–	5,948,905	–
Financials	14,618,422	–	13,707,125	911,297
Mortgage-Backed Securities	24,237,469	–	23,412,634	824,835
Technology	4,221,442	–	4,221,442	–
Transportation	857,622	–	857,622	–
Utilities	2,237,063	–	2,237,063	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	3,561,263	3,561,263	–	–
Fixed Income Funds/Exchange Traded Funds	2,438,493	2,438,493	–	–
Preferred Stock
Consumer Staples	345,344	345,344	–	–
Energy	567,209	567,209	–	–
Financials	1,842,307	964,345	877,962	–
Real Estate	74,452	74,452	–	–
Short-Term Investments	1,198,063	–	1,198,063	–

Subtotal Investments in Securities	$381,494,428	$158,943,265	$216,975,532	$5,575,631

Other Investments*	Total
Affiliated Registered Investment Companies	26,246,231
Short-Term Investments	38,040,248
Collateral Held for Securities Loaned	3,970,508

Subtotal Other Investments	$68,256,987

Total Investments at Value	$449,751,415

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	49,379	49,379	–	–

Total Asset Derivatives	$49,379	$49,379	$–	$–

Liability Derivatives
Futures Contracts	300,199	300,199	–	–

Total Liability Derivatives	$300,199	$300,199	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $1,198,063 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	56	December 2018	$6,745,992	($94,242)
CBOT 5-Yr. U.S. Treasury Note	29	December 2018	3,290,684	(28,863)
CBOT U.S. Long Bond	5	December 2018	704,079	(1,579)
CME E-mini S&P 500 Index	44	December 2018	6,403,911	17,888
CME Ultra Long Term U.S. Treasury Bond	10	December 2018	1,603,158	(60,346)

Total Futures Long Contracts			$18,747,824	($167,142)

CBOT 2-Yr. U.S. Treasury Note	(44)	December 2018	($9,303,803)	$31,491
CME E-mini S&P 500 Index	(90)	December 2018	(13,020,331)	(115,169)

Total Futures Short Contracts			($22,324,134)	($83,678)

Total Futures Contracts			($3,576,310)	($250,820)

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$11,054	$16,444	$–	2,841	$26,246	6.2%

Total Affiliated Fixed Income Holdings	11,054				26,246	6.2

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	34,181	86,227	82,368	3,804	38,040	9.0

Total Affiliated Short-Term Investments	34,181				38,040	9.0

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	5,088	52,938	54,055	3,971	3,971	0.9

Total Collateral Held for Securities Loaned	5,088				3,971	0.9

Total Value	$50,323				$68,257

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(1,252)	–	$747
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	–	–	–	560

Total Income from Affiliated Investments				$1,307

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	30

Total Affiliated Income from Securities Loaned, Net				$30

Total Value	$–	$(1,252)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (12.6%)[a]	Value
Basic Materials (0.6%)
	Big River Steel, LLC, Term Loan
$559,350	7.386%, (LIBOR 3M + 5.000%), 8/23/2023[b]	$567,041
	Chemours Company, Term Loan
442,775	4.000%, (LIBOR 1M + 1.750%), 4/3/2025[b]	443,054
	CONSOL Mining Corporation, Term Loan
545,875	8.250%, (LIBOR 1M + 6.000%), 11/28/2022[b]	556,792
	Contura Energy, Inc., Term Loan
937,417	7.300%, (LIBOR 2M + 5.000%), 3/17/2024[b,c]	935,074
	Coronado Australian Holdings Property, Ltd., Term Loan
115,260	8.886%, (LIBOR 3M + 6.500%), 3/29/2025[b]	116,268
421,562	8.886%, (LIBOR 3M + 6.500%), 3/29/2025[b]	425,251
	Peabody Energy Corporation, Term Loan
626,850	4.992%, (LIBOR 1M + 2.750%), 3/31/2025[b]	627,634
	Starfruit US Holdco, LLC, Term Loan
470,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,d,e]	471,795
	Tronox Finance, LLC, Term Loan
378,073	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	379,412

	Total	4,522,321

Capital Goods (0.6%)
	Advanced Disposal Services, Inc., Term Loan
501,349	4.413%, (LIBOR 1W + 2.250%), 11/10/2023[b]	502,979
	Ball Metalpack, LLC, Term Loan
139,650	6.742%, (LIBOR 1M + 4.500%), 7/31/2025[b]	140,872
	GFL Environmental, Inc., Term Loan
38,122	0.000%, (LIBOR 3M + 2.750%), 5/31/2025[b,d,e]	38,137
306,111	5.136%, (LIBOR 3M + 2.750%), 5/31/2025[b]	306,240
	Navistar, Inc., Term Loan
1,019,875	5.640%, (LIBOR 1M + 3.500%), 11/6/2024[b]	1,024,974
	Sotera Health Holdings, LLC, Term Loan
846,233	5.242%, (LIBOR 1M + 3.000%), 5/15/2022[b]	846,935
	Vertiv Group Corporation, Term Loan
1,437,973	6.313%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,442,762

	Total	4,302,899

Communications Services (3.4%)
	Altice Financing SA, Term Loan
612,250	4.492%, (LIBOR 1M + 2.750%), 7/15/2025[b]	611,485
1,720,000	6.158%, (LIBOR 1M + 4.000%), 1/31/2026[b]	1,704,950
	Altice France SA, Term Loan
444,375	4.992%, (LIBOR 1M + 2.750%), 7/31/2025[b]	433,266

Principal Amount	Bank Loans (12.6%)[a]	Value
Communications Services (3.4%) - continued
	CenturyLink, Inc., Term Loan
$1,667,400	4.992%, (LIBOR 1M + 2.750%), 1/31/2025[b]	$1,655,311
	Charter Communications Operating, LLC, Term Loan
1,007,387	4.250%, (LIBOR 1M + 2.000%), 4/30/2025[b]	1,008,647
	CSC Holdings, LLC, Term Loan
814,687	4.408%, (LIBOR 1M + 2.250%), 7/17/2025[b]	814,345
	Frontier Communications Corporation, Term Loan
1,031,938	6.000%, (LIBOR 1M + 3.750%), 6/15/2024[b]	1,009,844
	Gray Television, Inc., Term Loan
463,668	4.354%, (LIBOR 1M + 2.250%), 2/7/2024[b]	464,498
	HCP Acquisition, LLC, Term Loan
851,260	5.242%, (LIBOR 1M + 3.000%), 5/16/2024[b,d,e]	852,324
	Intelsat Jackson Holdings SA, Term Loan
810,000	5.980%, (LIBOR 1M + 3.750%), 11/27/2023[b]	812,811
	Level 3 Financing, Inc., Term Loan
1,600,000	4.432%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,604,224
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,235,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	1,212,622
245,000	9.089%, (LIBOR 3M + 6.750%), 7/7/2023[b]	227,850
	Mediacom Illinois, LLC, Term Loan
462,675	3.920%, (LIBOR 1W + 1.750%), 2/15/2024[b]	461,134
	NEP/NCP Holdco, Inc., Term Loan
1,280,950	5.492%, (LIBOR 1M + 3.250%), 7/21/2022[b]	1,280,412
	Radiate Holdco, LLC, Term Loan
2,103,980	5.242%, (LIBOR 1M + 3.000%), 2/1/2024[b]	2,099,814
	SBA Senior Finance II, LLC, Term Loan
663,338	4.250%, (LIBOR 1M + 2.000%), 4/11/2025[b]	663,868
	Sprint Communications, Inc., Term Loan
1,792,700	4.750%, (LIBOR 1M + 2.500%), 2/2/2024[b]	1,797,182
	Syniverse Holdings, Inc., Term Loan
278,600	7.148%, (LIBOR 1M + 5.000%), 3/9/2023[b]	279,411
	TNS, Inc., Term Loan
767,703	6.320%, (LIBOR 3M + 4.000%), 8/14/2022[b]	769,146
	Unitymedia Finance, LLC, Term Loan
960,000	4.408%, (LIBOR 1M + 2.250%), 1/15/2026[b]	960,662
	Univision Communications, Inc., Term Loan
1,402,406	4.992%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,362,788

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (12.6%)[a]	Value
Communications Services (3.4%) - continued
	Virgin Media Bristol, LLC, Term Loan
$1,275,000	4.658%, (LIBOR 1M + 2.500%), 1/15/2026[b]	$1,276,887
	WideOpenWest Finance, LLC, Term Loan
765,270	5.408%, (LIBOR 1M + 3.250%), 8/19/2023[b]	748,686
	Windstream Services, LLC, Term Loan
283,553	6.160%, (LIBOR 1M + 4.000%), 3/30/2021[b]	271,029

	Total	24,383,196

Consumer Cyclical (1.9%)
	Boyd Gaming Corporation, Term Loan
378,301	4.417%, (LIBOR 1W + 2.250%), 9/15/2023[b]	380,064
	Burlington Coat Factory Warehouse Corporation, Term Loan
847,801	4.720%, (LIBOR 1M + 2.500%), 11/17/2024[b]	853,100
	Cengage Learning Acquisitions, Term Loan
1,161,734	6.415%, (LIBOR 1M + 4.250%), 6/7/2023[b]	1,081,865
	Eldorado Resorts, Inc., Term Loan
277,128	4.408%, (LIBOR 2M + 2.250%), 4/17/2024[b]	278,283
	Four Seasons Hotels, Ltd., Term Loan
779,053	4.242%, (LIBOR 1M + 2.000%), 11/30/2023[b]	779,178
	Golden Entertainment, Inc., Term Loan
1,414,313	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b]	1,417,848
225,000	9.250%, (LIBOR 1M + 7.000%), 10/20/2025[b]	227,531
	Golden Nugget, Inc., Term Loan
1,116,784	4.952%, (LIBOR 1M + 2.750%), 10/4/2023[b]	1,120,592
	KAR Auction Services, Inc., Term Loan
330,973	4.938%, (LIBOR 3M + 2.500%), 3/9/2023[b]	332,353
	Men’s Warehouse, Inc., Term Loan
427,850	5.604%, (LIBOR 1M + 3.500%), 4/9/2025[b]	428,654
	Mohegan Gaming and Entertainment, Term Loan
1,173,132	6.242%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,105,255
	Neiman Marcus Group, LLC, Term Loan
437,708	5.370%, (LIBOR 1M + 3.250%), 10/25/2020[b]	406,075
	Scientific Games International, Inc., Term Loan
2,189,000	5.034%, (LIBOR 2M + 2.750%), 8/14/2024[b]	2,184,907
	Seminole Hard Rock Entertainment, Inc., Term Loan
302,771	5.087%, (LIBOR 3M + 2.750%), 5/14/2020[b]	303,528

Principal Amount	Bank Loans (12.6%)[a]	Value
Consumer Cyclical (1.9%) - continued
	Stars Group Holdings BV, Term Loan
$1,441,388	5.886%, (LIBOR 3M + 3.500%), 7/10/2025[b]	$1,454,072
	Tenneco, Inc.,Term Loan
460,000	0.000%, (LIBOR 3M + 2.750%), 10/1/2025[b,d,e]	460,290
	Wyndham Hotels & Resorts, Inc., Term Loan
535,000	3.992%, (LIBOR 1M + 1.750%), 5/30/2025[b]	536,450

	Total	13,350,045

Consumer Non-Cyclical (2.2%)
	Air Medical Group Holdings, Inc., Term Loan
2,223,200	5.383%, (LIBOR 1M + 3.250%), 4/28/2022[b]	2,187,073
243,162	6.415%, (LIBOR 1M + 4.250%), 3/14/2025[b]	242,049
	Albertson’s, LLC, Term Loan
798,149	4.992%, (LIBOR 1M + 2.750%), 8/25/2021[b]	798,811
702,869	5.381%, (LIBOR 3M + 3.000%), 12/21/2022[b]	703,003
952,427	5.311%, (LIBOR 3M + 3.000%), 6/22/2023[b]	952,131
	Anmeal Pharmaceuticals LLC, Term Loan
877,597	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	885,004
	Bausch Health Companies, Inc., Term Loan
1,701,375	5.104%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,709,422
	CHS/Community Health Systems, Inc., Term Loan
746,378	5.563%, (LIBOR 3M + 3.250%), 1/27/2021[b]	736,190
	Endo Luxembourg Finance Company I SARL., Term Loan
1,349,783	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,357,936
	Grifols Worldwide Operations USA, Inc., Term Loan
748,600	4.417%, (LIBOR 1W + 2.250%), 1/31/2025[b]	752,388
	JBS USA LUX SA, Term Loan
1,694,200	4.837%, (LIBOR 3M + 2.500%), 10/30/2022[b]	1,697,487
	Libbey Glass, Inc., Term Loan
266,477	5.133%, (LIBOR 1M + 3.000%), 4/9/2021[b]	265,645
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,054,224	6.242%, (LIBOR 1M + 4.000%), 5/4/2022[b]	1,022,154
	MPH Acquisition Holdings, LLC, Term Loan
750,221	5.136%, (LIBOR 3M + 2.750%), 6/7/2023[b]	751,587
	Ortho-Clinical Diagnostics, Term Loan
970,200	5.492%, (LIBOR 1M + 3.250%), 6/1/2025[b]	973,353

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (12.6%)[a]	Value
Consumer Non-Cyclical (2.2%) - continued
	Revlon Consumer Products Corporation, Term Loan
$699,296	5.813%, (LIBOR 3M + 3.500%), 9/7/2023[b]	$532,165

	Total	15,566,398

Energy (0.6%)
	Calpine Corporation, Term Loan
796,765	4.890%, (LIBOR 3M + 2.500%), 1/15/2024[b]	796,597
	Consolidated Energy Finance SA, Term Loan
468,825	4.633%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	467,067
	Houston Fuel Oil Terminal Company, LLC, Term Loan
1,376,550	5.000%, (LIBOR 1M + 2.750%), 6/26/2025[b]	1,376,977
	McDermott Technology (Americas), Inc., Term Loan
1,283,550	7.242%, (LIBOR 1M + 5.000%), 5/10/2025[b]	1,300,929
	MEG Energy Corporation, Term Loan
90,650	5.750%, (LIBOR 1M + 3.500%), 12/31/2023[b]	90,786
	Pacific Drilling SA, Term Loan
574,500	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	251,344

	Total	4,283,700

Financials (2.0%)
	Air Methods Corporation, Term Loan
1,450,574	5.886%, (LIBOR 3M + 3.500%), 4/21/2024[b]	1,318,891
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,456,350	4.165%, (LIBOR 1M + 2.000%), 1/15/2025[b]	1,460,617
	Cyxtera DC Holdings, Inc., Term Loan
217,250	5.110%, (LIBOR 1M + 3.000%), 5/1/2024[b]	217,522
135,000	9.360%, (LIBOR 1M + 7.250%), 5/1/2025[b]	134,888
	Digicel International Finance, Ltd., Term Loan
1,320,002	5.570%, (LIBOR 3M + 3.250%), 5/10/2024[b]	1,249,052
	DJO Finance, LLC, Term Loan
181,283	5.540%, (LIBOR 3M + 3.250%), 6/7/2020[b]	181,170
	Genworth Holdings, Inc., Term Loan
239,400	6.648%, (LIBOR 1M + 4.500%), 3/7/2023[b]	244,638
	GGP Nimbus LP, Term Loan
1,320,000	4.742%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,313,677
	Grizzly Acquisitions, Inc., Term Loan
750,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,c,d,e]	751,875
	Harland Clarke Holdings Corporation, Term Loan
1,197,406	7.136%, (LIBOR 3M + 4.750%), 11/3/2023[b]	1,148,013

Principal Amount	Bank Loans (12.6%)[a]	Value
Financials (2.0%) - continued
	Ineos US Finance, LLC, Term Loan
$1,741,837	4.242%, (LIBOR 1M + 2.000%), 3/31/2024[b]	$1,744,502
	MoneyGram International, Inc., Term Loan
815,240	5.636%, (LIBOR 3M + 3.250%), 3/28/2020[b]	794,183
	Sable International Finance, Ltd., Term Loan
2,345,000	5.492%, (LIBOR 1M + 3.250%), 1/31/2026[b]	2,354,122
	TransUnion, LLC, Term Loan
841,500	4.242%, (LIBOR 1M + 2.000%), 4/9/2023[b]	842,872
	Tronox Finance, LLC, Term Loan
872,477	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	875,565

	Total	14,631,587

Technology (0.8%)
	First Data Corporation, Term Loan
2,150,000	4.212%, (LIBOR 1M + 2.000%), 4/26/2024[b]	2,151,526
	Micron Technology Inc., Term Loan
542,227	4.000%, (LIBOR 1M + 1.750%), 4/26/2022[b]	543,696
	Plantronics, Inc., Term Loan
450,000	4.742%, (LIBOR 1M + 2.500%), 7/2/2025[b]	451,409
	Rackspace Hosting, Inc., Term Loan
1,175,645	5.348%, (LIBOR 3M + 3.000%), 11/3/2023[b]	1,159,115
	SS&C Technologies Holdings Europe SARL, Term Loan
324,852	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	325,057
	SS&C Technologies, Inc., Term Loan
836,889	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	837,417

	Total	5,468,220

Transportation (0.2%)
	Arctic LNG Carriers, Ltd., Term Loan
1,624,438	6.742%, (LIBOR 1M + 4.500%), 5/18/2023[b]	1,628,499
	OSG Bulk Ships, Inc., Term Loan
190,068	6.770%, (LIBOR 3M + 4.250%), 8/5/2019[b]	188,049

	Total	1,816,548

Utilities (0.3%)
	Core and Main, LP, Term Loan
640,163	5.317%, (LIBOR 3M + 3.000%), 8/1/2024[b]	642,032
	EnergySolutions, LLC, Term Loan
433,912	6.136%, (LIBOR 3M + 3.750%), 5/11/2025[b]	436,624
	GIP III Stetson I, LP, Term Loan
320,000	6.583%, (LIBOR 3M + 4.250%), 7/18/2025[b]	321,501
	Talen Energy Supply, LLC, Term Loan
526,704	6.242%, (LIBOR 1M + 4.000%), 7/6/2023[b]	528,827

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (12.6%)[a]	Value
Utilities (0.3%) - continued
	TerraForm Power Operating, LLC, Term Loan
$397,995	4.242%, (LIBOR 1M + 2.000%), 11/8/2022[b]	$398,990

	Total	2,327,974

	Total Bank Loans (cost $91,192,554)	90,652,888

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Asset-Backed Securities (6.2%)
	Apidos CLO XVIII
650,000	5.597%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,b	649,988
	Apidos CLO XXIV
1,570,000	3.603%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2016-24A, Class A1BR*,b,c	1,570,000
	Babson CLO, Ltd.
1,400,000	4.970%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class D*,b	1,391,404
	Bellemeade Re, Ltd.
1,200,000	3.816%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,h	1,206,016
2,000,000	3.566%, (LIBOR 1M + 1.350%), 8/25/2028, Ser. 2018-2A, Class M1Bb,h	2,011,940
	BlueMountain CLO, Ltd.
1,400,000	5.539%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,b	1,400,158
	Business Jet Securities, LLC
1,747,226	4.447%, 6/15/2033, Ser. 2018-2, Class Ah	1,749,931
	CLUB Credit Trust
15,236	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	15,235
	Foundation Finance Trust
854,241	3.300%, 7/15/2033, Ser. 2017-1A, Class A*	846,969
	GSAA Home Equity Trust
794,824	2.486%, (LIBOR 1M + 0.270%), 7/25/2037, Ser. 2007-7, Class A4[b]	759,401
	Harley Marine Financing, LLC
1,336,500	5.682%, 5/15/2043, Ser. 2018-1A, Class A2*	1,319,780
	J.P. Morgan Mortgage Acquisition Trust
1,124,001	4.262%, 3/25/2047, Ser. 2007-HE1, Class AF4[i]	805,220
	Lehman XS Trust
796,630	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bi	728,713
	Lendmark Funding Trust
1,600,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Ah	1,590,918
	Madison Park Funding XIV, Ltd.
1,450,000	5.598%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,b	1,451,380

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Asset-Backed Securities (6.2%) - continued
	Merrill Lynch Mortgage Investors Trust
$914,362	3.982%, 6/25/2035, Ser. 2005-A5, Class M1[b]	$905,147
	Myers Park CLO, Ltd.
1,425,000	3.819%, (LIBOR 3M + 1.400%), 10/20/2030, Ser. 2018-1A, Class A2*,b,c	1,423,219
	Neuberger Berman CLO XIV, Ltd.
437,500	5.989%, (LIBOR 3M + 3.650%), 1/28/2030, Ser. 2013-14A, Class DR*,b	439,125
	Neuberger Berman CLO, Ltd.
475,000	5.997%, (LIBOR 3M + 3.650%), 4/22/2029, Ser. 2014-17A, Class DR*,b	476,709
	Oak Hill Advisors Residential Loan Trust
1,027,600	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1*,i	1,012,106
	Octagon Investment Partners XX, Ltd.
975,000	5.888%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,b	975,319
	OHA Credit Funding 1, Ltd.
1,215,000	4.089%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2*,b,c,e	1,215,000
	OZLM Funding II, Ltd.
2,435,000	3.700%, (LIBOR 3M + 1.500%), 7/15/2031, Ser. 2012-2A, Class A1BR*,b	2,434,973
	Preston Ridge Partners Mortgage Trust, LLC
1,386,713	3.750%, 4/25/2023, Ser. 2018-1A, Class A1*,b	1,375,814
	Pretium Mortgage Credit Partners, LLC
781,390	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[h,i]	777,517
1,434,636	3.700%, 3/27/2033, Ser. 2018-NPL2, Class A1[h,i]	1,424,677
	Renaissance Home Equity Loan Trust
305,760	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[i]	216,281
860,309	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[i]	530,116
	Sound Point CLO X, Ltd.
1,150,000	5.048%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DR*,b	1,149,961
	Sound Point CLO XXI, Ltd.
2,400,000	3.848%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1B*,b,c,e	2,400,000
	Spirit Master Funding, LLC
1,888,660	4.360%, 12/20/2047, Ser. 2017-1A, Class A*	1,878,035
	THL Credit Wind River CLO, Ltd.
1,250,000	5.198%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	1,249,969
3,750,000	3.848%, (LIBOR 3M + 1.450%), 10/22/2031, Ser. 2014-3A, Class A2R2*,b,c,e	3,750,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Asset-Backed Securities (6.2%) - continued
	Vericrest Opportunity Loan Transferee
$581,206	3.250%, 6/25/2047, Ser. 2017-NPL7, Class A1[h,i]	$577,344
1,400,000	4.704%, 8/25/2048, Ser. 2018-NPL5, Class A1Bh,i	1,392,374
	Vericrest Opportunity Loan Trust LXV, LLC
1,456,094	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[h,i]	1,451,657

	Total	44,552,396

Basic Materials (1.4%)
	Alcoa Nederland Holding BV
735,000	6.750%, 9/30/2024[h]	777,263
	Anglo American Capital plc
216,000	4.125%, 9/27/2022[h]	215,895
775,000	4.750%, 4/10/2027[h]	755,197
	ArcelorMittal SA
509,000	6.125%, 6/1/2025[j]	553,017
	BWAY Holding Company
760,000	5.500%, 4/15/2024[h]	747,148
	CF Industries, Inc.
860,000	3.450%, 6/1/2023[j]	828,825
	Dow Chemical Company
64,000	8.550%, 5/15/2019	66,173
	E.I. du Pont de Nemours and Company
216,000	2.200%, 5/1/2020	213,208
	First Quantum Minerals, Ltd.
322,000	7.000%, 2/15/2021[h]	318,378
	FMG Resources Property, Ltd.
795,000	5.125%, 5/15/2024[h,j]	771,746
	Kinross Gold Corporation
108,000	5.125%, 9/1/2021	110,970
	LyondellBasell Industries NV
64,000	5.000%, 4/15/2019	64,321
	Packaging Corporation of America
164,000	2.450%, 12/15/2020	160,804
	Peabody Securities Finance Corporation
745,000	6.375%, 3/31/2025[h]	757,106
	Platform Specialty Products Corporation
545,000	5.875%, 12/1/2025[h]	537,790
	Sherwin-Williams Company
216,000	2.250%, 5/15/2020	212,827
	Steel Dynamics, Inc.
645,000	5.000%, 12/15/2026	641,775
	Syngenta Finance NV
200,000	3.933%, 4/23/2021[h]	199,438
	Trinseo Materials Operating SCA
820,000	5.375%, 9/1/2025[h]	790,521
	United States Steel Corporation
1,100,000	6.250%, 3/15/2026	1,090,375
	Xstrata Finance Canada, Ltd.
163,000	4.950%, 11/15/2021[h]	167,989

	Total	9,980,766

Capital Goods (1.9%)
	AECOM
1,105,000	5.875%, 10/15/2024	1,170,350
	Ashtead Capital, Inc.
670,000	4.125%, 8/15/2025[h]	636,500

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Capital Goods (1.9%) - continued
	Bombardier, Inc.
$725,000	7.500%, 3/15/2025[h]	$747,656
	Building Materials Corporation of America
785,000	6.000%, 10/15/2025[h]	802,662
	Caterpillar Financial Services Corporation
161,000	1.850%, 9/4/2020	157,093
	Cemex SAB de CV
775,000	5.700%, 1/11/2025[h]	788,562
	Cintas Corporation No. 2
162,000	2.900%, 4/1/2022	158,009
	CNH Industrial Capital, LLC
165,000	4.875%, 4/1/2021	169,096
	Crown Americas Capital Corporation IV
730,000	4.500%, 1/15/2023	732,920
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	445,875
	Flex Acquisition Company, Inc.
875,000	7.875%, 7/15/2026[h]	864,063
	General Electric Company
620,000	5.000%, 1/21/2021[b,k]	604,423
	H&E Equipment Services, Inc.
860,000	5.625%, 9/1/2025	857,850
	L3 Technologies, Inc.
280,000	4.950%, 2/15/2021	287,974
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	69,022
	Owens-Brockway Glass Container, Inc.
1,070,000	5.000%, 1/15/2022[h]	1,079,363
	Reynolds Group Issuer, Inc.
1,125,000	5.125%, 7/15/2023[h]	1,118,813
	Rockwell Collins, Inc.
112,000	2.800%, 3/15/2022	108,979
	Roper Technologies, Inc.
270,000	2.800%, 12/15/2021	263,835
	Standard Industries, Inc.
185,000	5.500%, 2/15/2023[h]	187,081
	Textron Financial Corporation
1,350,000	4.049%, (LIBOR 3M + 1.735%), 2/15/2042[b,h]	1,177,875
	Textron, Inc.
137,000	7.250%, 10/1/2019	142,172
	United Rentals North America, Inc.
780,000	5.500%, 7/15/2025	795,600
	United Technologies Corporation
237,000	3.950%, 8/16/2025	235,496

	Total	13,601,269

Collateralized Mortgage Obligations (7.0%)
	Adjustable Rate Mortgage Trust
632,856	4.464%, 11/25/2035, Ser. 2005-9, Class 1A4[b]	607,816
	AJAX Mortgage Loan Trust
721,997	3.470%, 4/25/2057, Ser. 2017-A, Class A*,i	717,324
	Alternative Loan Trust
636,104	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	545,109
	American Home Mortgage Investment Trust
1,311,393	6.750%, 12/25/2036, Ser. 2006-3, Class 3A2	595,771

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Collateralized Mortgage Obligations (7.0%) - continued
	Banc of America Alternative Loan Trust
$234,398	2.716%, (LIBOR 1M + 0.500%), 4/25/2035, Ser. 2005-3, Class 1CB1[b]	$210,165
567,369	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	508,501
	Bear Stearns Adjustable Rate Mortgage Trust
101,132	4.730%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	102,290
	CIM Trust
1,157,112	5.000%, 12/25/2057, Ser. 2018-R3, Class A1*,b	1,200,615
	Citicorp Mortgage Securities Trust
191,241	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	184,098
	Citigroup Mortgage Loan Trust, Inc.
213,845	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	214,530
425,436	3.898%, 3/25/2037, Ser. 2007-AR4, Class 2A1Ab	358,469
	COLT Mortgage Loan Trust
230,351	2.750%, 9/25/2046, Ser. 2016-2, Class A1*,b	229,476
	Countrywide Alternative Loan Trust
147,237	2.616%, (LIBOR 1M + 0.400%), 2/25/2035, Ser. 2005-J1, Class 5A1[b]	141,618
425,942	3.776%, 10/25/2035, Ser. 2005-43, Class 1A1[b]	417,162
306,470	4.026%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	269,068
231,267	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	221,322
142,259	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	118,224
361,165	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	235,077
106,073	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	101,492
496,771	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	417,364
	Countrywide Home Loan Mortgage Pass Through Trust
582,798	3.628%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	519,164
655,604	4.110%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	626,060
	Countrywide Home Loans, Inc.
1,665,748	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	1,420,543
	CSMC Mortgage-Backed Trust
545,549	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	465,081
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
173,046	2.416%, (LIBOR 1M + 0.200%), 11/25/2035, Ser. 2005-5, Class 2A1[b]	116,360
355,100	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	377,184

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Collateralized Mortgage Obligations (7.0%) - continued
$582,938	2.615%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	$561,043
	Federal Home Loan Mortgage Corporation
2,608,276	2.500%, 12/15/2022, Ser. 4155, Class AIl	103,007
1,088,027	2.500%, 5/15/2027, Ser. 4106, Class HIl	67,915
1,376,798	2.500%, 2/15/2028, Ser. 4162, Class AIl	104,657
4,158,492	2.500%, 3/15/2028, Ser. 4177, Class EIl	321,818
2,065,901	3.000%, 4/15/2028, Ser. 4193, Class AIl	171,090
1,997,629	3.000%, 2/15/2033, Ser. 4170, Class IGl	222,124
	Federal Home Loan Mortgage Corporation - REMIC
4,016,331	3.000%, 5/15/2027, Ser. 4046, Class GIl	314,254
4,568,740	3.000%, 7/15/2027, Ser. 4074, Class IOl	380,657
3,045,398	2.500%, 2/15/2028, Ser. 4161, Class UIl	215,192
2,494,266	3.000%, 4/15/2033, Ser. 4203, Class DIl	213,830
	Federal National Mortgage Association
1,852,876	2.500%, 2/25/2028, Ser. 2013-46, Class CIl	120,780
1,443,912	3.000%, 4/25/2028, Ser. 2013-30, Class DIl	140,369
1,743,207	3.500%, 1/25/2033, Ser. 2012-150, Class YIl	222,757
	Federal National Mortgage Association - REMIC
4,175,775	3.000%, 7/25/2027, Ser. 2012-74, Class AIl	334,597
6,702,135	3.000%, 7/25/2027, Ser. 2012-73, Class DIl	585,398
4,303,315	3.500%, 9/25/2027, Ser. 2012-98, Class YIl	425,727
5,445,254	3.000%, 12/25/2027, Ser. 2012-139, Class DIl	449,924
7,624,738	3.000%, 1/25/2028, Ser. 2012-147, Class EIl	640,530
	First Horizon Alternative Mortgage Securities Trust
420,112	3.976%, 3/25/2035, Ser. 2005-AA2, Class 1A1[b]	400,997
452,015	4.144%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	443,087
542,344	6.000%, (LIBOR 1M + 1.000%), 8/25/2036, Ser. 2006-FA4, Class 1A4[b]	440,574
	First Horizon Mortgage Pass-Through Trust
408,239	4.330%, 8/25/2037, Ser. 2007-AR2, Class 1A2[b]	337,121
	GMAC Mortgage Corporation Loan Trust
747,025	3.802%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	711,355

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Collateralized Mortgage Obligations (7.0%) - continued
	Government National Mortgage Association
$1,419,035	4.000%, 1/16/2027, Ser. 2012-3, Class IOl	$123,939
	Greenpoint Mortgage Funding Trust
478,387	2.416%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	426,698
	Homeward Opportunities Fund Trust
950,351	3.766%, 6/25/2048, Ser. 2018-1, Class A1*,b	950,363
	Impac Secured Assets Trust
1,367,190	2.456%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	1,140,653
	IndyMac IMJA Mortgage Loan Trust
540,047	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	420,860
	IndyMac INDX Mortgage Loan Trust
1,639,647	3.785%, 10/25/2035, Ser. 2005-AR19, Class A1[b]	1,478,049
1,258,131	2.426%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	1,179,259
	J.P. Morgan Alternative Loan Trust
720,162	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	631,066
	J.P. Morgan Mortgage Trust
144,179	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	156,206
607,932	3.835%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	551,527
601,839	4.249%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	526,306
520,734	2.596%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[b]	286,222
280,256	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	165,112
	Lehman Mortgage Trust
269,589	2.966%, (LIBOR 1M + 0.750%), 12/25/2035, Ser. 2005-2, Class 3A1[b]	211,270
	Master Asset Securitization Trust
863,363	2.716%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	411,061
	MASTR Alternative Loans Trust
133,705	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	134,951
300,810	2.666%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	140,747
	Merrill Lynch Alternative Note Asset Trust
406,019	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	321,421
	MortgageIT Trust
1,346,754	2.416%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	1,195,551

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Collateralized Mortgage Obligations (7.0%) - continued
	Oaktown Re II, Ltd.
$2,000,000	3.766%, (LIBOR 1M + 1.550%), 7/25/2028, Ser. 2018-1A, Class M1*,b	$2,002,504
	Preston Ridge Partners Mortgage Trust, LLC
380,462	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,i	380,290
609,693	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,i	605,195
	Radnor RE, Ltd.
1,250,000	3.616%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1*,b	1,252,081
	RCO 2017-INV1 Trust
1,299,670	3.197%, 11/25/2052, Ser. 2017-INV1, Class A*,b	1,311,708
	Residential Accredit Loans, Inc. Trust
390,252	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	378,532
577,758	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	535,565
1,101,333	2.766%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	873,699
472,663	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	439,933
821,903	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	751,400
503,640	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	472,997
212,824	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	193,624
	Residential Asset Securitization Trust
590,685	6.200%, 8/25/2022, Ser. 2007-A8, Class 3A1[b]	493,373
333,948	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	342,882
723,201	2.596%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[b]	164,104
	Residential Funding Mortgage Security I Trust
567,775	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	536,999
	Sequoia Mortgage Trust
1,122,859	4.012%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	931,453
	Structured Adjustable Rate Mortgage Loan Trust
21,119	4.163%, 12/25/2034, Ser. 2004-18, Class 5Ab	20,868
402,002	4.200%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	371,768
220,249	4.421%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	176,888
	Structured Asset Mortgage Investments, Inc.
942,591	2.526%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	901,146
	Toorak Mortgage Corporation, Ltd.
1,750,000	4.336%, 8/25/2021, Ser. 2018-1, Class A1*,i	1,757,796

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Collateralized Mortgage Obligations (7.0%) - continued
	WaMu Mortgage Pass Through Certificates
$686,775	3.770%, 8/25/2036, Ser. 2006-AR8, Class 3A2[b]	$651,073
834,078	2.901%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	785,612
66,711	3.914%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	63,335
1,024,144	2.805%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	945,363
1,027,626	2.725%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	965,542
907,883	2.268%, (COF 11 + 1.250%), 3/25/2047, Ser. 2007-OA2, Class 2Ab	863,810
	Washington Mutual Mortgage Pass Through Certificates
516,220	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	495,186
770,122	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	482,015
377,318	2.765%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR11, Class 3A1Ab	353,757
	Wells Fargo Mortgage Backed Securities Trust
556,965	4.302%, 7/25/2036, Ser. 2006-AR10, Class 2A1[b]	554,878
170,205	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	169,630

	Total	50,524,953

Commercial Mortgage-Backed Securities (0.2%)
	Cascade Funding Mortgage Trust
1,419,981	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1*,c	1,419,966

	Total	1,419,966

Communications Services (3.0%)
	Altice US Finance I Corporation
725,000	5.500%, 5/15/2026[h]	722,825
	AMC Networks, Inc.
1,080,000	5.000%, 4/1/2024	1,063,800
	American Tower Corporation
60,000	2.800%, 6/1/2020	59,434
98,000	3.450%, 9/15/2021	97,582
	AT&T, Inc.
104,000	5.875%, 10/1/2019	106,952
108,000	5.200%, 3/15/2020	111,149
	British Sky Broadcasting Group plc
110,000	3.125%, 11/26/2022[h]	107,741
	CCO Holdings, LLC
1,000,000	5.875%, 4/1/2024[h]	1,021,250
	CenturyLink, Inc.
400,000	6.450%, 6/15/2021	415,000
	Charter Communications Operating, LLC
311,000	3.579%, 7/23/2020	311,186
35,000	4.464%, 7/23/2022	35,580
120,000	4.500%, 2/1/2024	120,504

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Communications Services (3.0%) - continued
	Clear Channel Worldwide Holdings, Inc.
$1,070,000	6.500%, 11/15/2022	$1,091,796
	Comcast Corporation
216,000	1.625%, 1/15/2022	203,346
	Crown Castle International Corporation
140,000	3.400%, 2/15/2021	139,637
800,000	5.250%, 1/15/2023	838,399
109,000	3.150%, 7/15/2023	105,021
	CSC Holdings, LLC
80,000	5.500%, 4/15/2027[h]	77,830
	Digicel, Ltd.
760,000	6.000%, 4/15/2021*,j	704,900
	Discovery Communications, LLC
108,000	2.200%, 9/20/2019	107,157
216,000	2.950%, 3/20/2023	206,903
	DISH Network Corporation, Convertible
929,000	3.375%, 8/15/2026	886,049
	GCI Liberty, Inc., Convertible
791,000	1.750%, 9/30/2046[h]	869,346
	IAC FinanceCo, Inc., Convertible
692,000	0.875%, 10/1/2022[h]	1,028,497
	Intelsat Jackson Holdings SA
475,000	8.500%, 10/15/2024[h]	479,156
	Level 3 Communications, Inc.
475,000	5.375%, 1/15/2024	475,826
	Level 3 Financing, Inc.
280,000	5.375%, 5/1/2025	280,000
435,000	5.250%, 3/15/2026	427,953
	Liberty Media Corporation, Convertible
794,000	1.000%, 1/30/2023	927,862
	Meredith Corporation
870,000	6.875%, 2/1/2026[h]	891,750
	Moody’s Corporation
108,000	2.750%, 12/15/2021	105,624
	Neptune Finco Corporation
512,000	10.875%, 10/15/2025[h]	594,560
	Netflix, Inc.
905,000	4.875%, 4/15/2028[h]	850,700
	Nexstar Escrow Corporation
556,000	5.625%, 8/1/2024[h]	544,185
	Orange SA
185,000	1.625%, 11/3/2019	182,184
	Quebecor Media, Inc.
635,000	5.750%, 1/15/2023	653,256
	Sprint Corporation
760,000	7.625%, 2/15/2025	805,980
	Twitter, Inc., Convertible
387,000	0.250%, 6/15/2024[h]	338,907
	Verizon Communications, Inc.
67,000	2.946%, 3/15/2022	65,929
220,000	3.125%, 3/16/2022	217,834
219,000	3.414%, (LIBOR 3M + 1.100%), 5/15/2025[b]	220,900
	Viacom, Inc.
161,000	4.250%, 9/1/2023	162,191
270,000	5.875%, 2/28/2057[b,j]	264,185
	Virgin Media Secured Finance plc
755,000	5.250%, 1/15/2026[h]	738,231
	Windstream Services, LLC
645,000	8.625%, 10/31/2025[h]	619,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Communications Services (3.0%) - continued
	World Wrestling Entertainment, Inc., Convertible
$396,000	3.375%, 12/15/2023[h]	$1,532,056

	Total	21,810,353

Consumer Cyclical (2.7%)
	Allison Transmission, Inc.
1,115,000	5.000%, 10/1/2024[h]	1,109,425
	American Honda Finance Corporation
162,000	2.000%, 2/14/2020	159,857
	BMW US Capital, LLC
145,000	1.500%, 4/11/2019[h]	144,093
	Brookfield Residential Properties, Inc.
730,000	6.125%, 7/1/2022[h]	730,000
	Caesars Entertainment Corporation, Convertible
142,000	5.000%, 10/1/2024	231,259
	D.R. Horton, Inc.
160,000	2.550%, 12/1/2020	156,718
	Daimler Finance North America, LLC
150,000	2.891%, (LIBOR 3M + 0.550%), 5/4/2021[b,h]	150,514
	Delphi Jersey Holdings plc
925,000	5.000%, 10/1/2025[h]	870,656
	Ford Motor Credit Company, LLC
216,000	2.262%, 3/28/2019	215,252
210,000	1.897%, 8/12/2019	207,743
95,000	2.597%, 11/4/2019	94,240
162,000	3.336%, 3/18/2021	159,699
	General Motors Financial Company, Inc.
162,000	2.650%, 4/13/2020	160,310
110,000	3.189%, (LIBOR 3M + 0.850%), 4/9/2021[b]	110,420
162,000	4.375%, 9/25/2021	164,870
108,000	3.150%, 6/30/2022	105,062
	Home Depot, Inc.
110,000	2.000%, 4/1/2021	107,230
65,000	2.625%, 6/1/2022	63,620
	Hyundai Capital America
108,000	2.550%, 4/3/2020[h]	106,185
108,000	2.750%, 9/18/2020[h]	105,888
	Jaguar Land Rover Automotive plc
200,000	4.125%, 12/15/2018[h]	200,260
383,000	5.625%, 2/1/2023[h]	377,255
	L Brands, Inc.
570,000	5.625%, 2/15/2022	575,871
	Landry’s, Inc.
740,000	6.750%, 10/15/2024[h]	750,641
	Lennar Corporation
161,000	2.950%, 11/29/2020	157,176
65,000	4.125%, 1/15/2022	64,596
59,000	4.875%, 12/15/2023	59,516
1,180,000	4.500%, 4/30/2024	1,155,456
	Live Nation Entertainment, Inc.
520,000	5.375%, 6/15/2022[h]	526,500
470,000	5.625%, 3/15/2026[h]	474,700
	Macy’s Retail Holdings, Inc.
45,000	3.875%, 1/15/2022	44,865
67,000	2.875%, 2/15/2023	63,440
	McDonald’s Corporation
216,000	2.625%, 1/15/2022	210,120

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Consumer Cyclical (2.7%) - continued
	MGM Resorts International
$775,000	6.000%, 3/15/2023	$802,125
875,000	5.750%, 6/15/2025	876,750
	Navistar International Corporation
855,000	6.625%, 11/1/2025[h]	889,200
	New Red Finance, Inc.
800,000	4.250%, 5/15/2024[h]	759,304
	Nissan Motor Acceptance Corporation
162,000	2.000%, 3/8/2019[h]	161,488
	Prime Security Services Borrower, LLC
827,000	9.250%, 5/15/2023[h]	884,477
	PulteGroup, Inc.
1,105,000	4.250%, 3/1/2021	1,107,763
	Ralph Lauren Corporation
70,000	2.625%, 8/18/2020	69,248
	Royal Caribbean Cruises, Ltd.
750,000	5.250%, 11/15/2022	789,231
	Six Flags Entertainment Corporation
770,000	4.875%, 7/31/2024[h]	754,215
	Starbucks Corporation
115,000	2.100%, 2/4/2021	112,242
	Toll Brothers Finance Corporation
124,000	4.000%, 12/31/2018	123,901
	Visa, Inc.
70,000	2.200%, 12/14/2020	68,786
	Volkswagen Group of America Finance, LLC
150,000	2.450%, 11/20/2019[h]	148,596
	Wabash National Corporation
920,000	5.500%, 10/1/2025[h]	878,600
	Yum! Brands, Inc.
1,105,000	5.000%, 6/1/2024[h]	1,096,027

	Total	19,335,390

Consumer Non-Cyclical (2.6%)
	Abbott Laboratories
216,000	2.550%, 3/15/2022	209,670
162,000	3.400%, 11/30/2023	161,311
	AbbVie, Inc.
216,000	2.500%, 5/14/2020	213,551
108,000	2.900%, 11/6/2022	104,900
	Albertsons Companies, LLC
1,000,000	6.625%, 6/15/2024	961,250
	Amgen, Inc.
225,000	3.875%, 11/15/2021	228,217
216,000	2.650%, 5/11/2022	209,751
	Anheuser-Busch InBev Finance, Inc.
410,000	2.650%, 2/1/2021	404,121
120,000	3.603%, (LIBOR 3M + 1.260%), 2/1/2021[b]	123,161
108,000	3.300%, 2/1/2023	106,622
	Anheuser-Busch InBev Worldwide, Inc.
224,000	3.500%, 1/12/2024	221,614
	BAT Capital Corporation
109,000	2.297%, 8/14/2020[h]	106,813
110,000	2.764%, 8/15/2022[h]	105,980
	Bayer U.S. Finance II, LLC
235,000	3.500%, 6/25/2021[h]	234,438
	Bayer U.S. Finance, LLC
220,000	2.375%, 10/8/2019[h]	218,546
	Becton, Dickinson and Company
216,000	3.125%, 11/8/2021	212,552

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Boston Scientific Corporation
$35,000	6.000%, 1/15/2020	$36,221
	Bunge, Ltd. Finance Corporation
70,000	3.500%, 11/24/2020	69,778
	Cardinal Health, Inc.
110,000	1.948%, 6/14/2019	109,384
110,000	2.616%, 6/15/2022	105,170
	CVS Health Corporation
218,000	3.350%, 3/9/2021	217,585
108,000	2.750%, 12/1/2022	104,138
327,000	3.700%, 3/9/2023	325,537
	Energizer Gamma Acquisition, Inc.
950,000	6.375%, 7/15/2026[h]	982,063
	Envision Healthcare Corporation
750,000	5.125%, 7/1/2022[h]	768,375
	Express Scripts Holding Company
108,000	4.750%, 11/15/2021	111,461
	Forest Laboratories, LLC
53,000	4.875%, 2/15/2021[h]	54,564
	Halfmoon Parent, Inc.
235,000	4.125%, 11/15/2025[h]	234,248
	HCA, Inc.
430,000	5.250%, 6/15/2026	442,363
575,000	4.500%, 2/15/2027	564,938
	Iron Mountain, Inc.
665,000	4.875%, 9/15/2027[h]	609,306
	J.M. Smucker Company
110,000	2.200%, 12/6/2019	108,863
	JBS USA, LLC
390,000	5.875%, 7/15/2024[h]	384,150
780,000	5.750%, 6/15/2025[h]	759,525
	Kellogg Company
220,000	3.125%, 5/17/2022	216,733
	Kraft Heinz Foods Company
210,000	5.375%, 2/10/2020	215,963
112,000	4.000%, 6/15/2023	112,195
	Kroger Company
110,000	2.800%, 8/1/2022	106,338
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	4,968
	Maple Escrow Subsidiary, Inc.
224,000	3.551%, 5/25/2021[h]	223,594
	Mead Johnson Nutrition Company
70,000	3.000%, 11/15/2020	69,752
	Medtronic Global Holdings SCA
216,000	1.700%, 3/28/2019	215,001
	Molson Coors Brewing Company
185,000	1.450%, 7/15/2019	182,832
	Mondelez International Holdings Netherlands BV
162,000	2.000%, 10/28/2021[h]	154,745
	Mylan NV
112,000	3.150%, 6/15/2021	110,249
	Mylan, Inc.
111,000	3.125%, 1/15/2023[h]	105,895
	Newell Rubbermaid, Inc.
95,000	3.150%, 4/1/2021	93,474
	PepsiCo, Inc.
210,000	2.867%, ( LIBOR 3M + 0.530%), 10/6/2021[b]	212,760
	Pernod Ricard SA
190,000	5.750%, 4/7/2021[h]	199,913
	Perrigo Finance Unlimited Company
254,000	4.375%, 3/15/2026	248,756

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Pinnacle Foods, Inc.
$500,000	5.875%, 1/15/2024	$525,000
	Post Holdings, Inc.
760,000	5.500%, 3/1/2025[h]	753,920
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	34,927
	Shire Acquisitions Investments Ireland Designated Activity Company
225,000	1.900%, 9/23/2019	222,599
216,000	2.400%, 9/23/2021	208,688
	Simmons Foods, Inc.
840,000	5.750%, 11/1/2024[h]	643,650
	Smithfield Foods, Inc.
162,000	2.700%, 1/31/2020[h]	159,498
	Teleflex, Inc.
725,000	4.875%, 6/1/2026	717,750
	Tenet Healthcare Corporation
1,005,000	8.125%, 4/1/2022	1,059,069
	Teva Pharmaceutical Finance IV, LLC
55,000	2.250%, 3/18/2020	53,369
	Teva Pharmaceutical Finance Netherlands III BV
200,000	2.200%, 7/21/2021	187,926
	TreeHouse Foods, Inc.
510,000	4.875%, 3/15/2022	510,000
	Tyson Foods, Inc.
98,000	4.500%, 6/15/2022	100,904
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[h]	417,688
	VRX Escrow Corporation
800,000	6.125%, 4/15/2025[h]	760,840
	Zimmer Biomet Holdings, Inc.
167,000	3.089%, (LIBOR 3M + 0.750%), 3/19/2021[b]	167,155
	Zoetis, Inc.
161,000	3.450%, 11/13/2020	161,675

	Total	18,967,992

Energy (2.9%)
	Alliance Resource Operating Partners, LP
760,000	7.500%, 5/1/2025[h]	809,400
	Anadarko Petroleum Corporation
77,000	8.700%, 3/15/2019	78,936
60,000	4.850%, 3/15/2021	61,652
60,000	3.450%, 7/15/2024	57,744
	Antero Resources Corporation
260,000	5.125%, 12/1/2022	263,250
500,000	5.625%, 6/1/2023	511,875
	BP Capital Markets plc
108,000	2.315%, 2/13/2020	107,001
442,000	2.520%, 9/19/2022	426,989
	Buckeye Partners, LP
98,000	2.650%, 11/15/2018	97,983
	Canadian Natural Resources, Ltd.
110,000	2.950%, 1/15/2023	106,044
	Canadian Oil Sands, Ltd.
108,000	9.400%, 9/1/2021[h]	121,988
	Cenovus Energy, Inc.
108,000	3.800%, 9/15/2023	105,705
	Cheniere Corpus Christi Holdings, LLC
800,000	7.000%, 6/30/2024	876,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Energy (2.9%) - continued
	Cheniere Energy Partners, LP
$1,120,000	5.625%, 10/1/2026[h]	$1,128,064
	Chesapeake Energy Corporation
465,000	7.000%, 10/1/2024	465,000
	Continental Resources, Inc.
86,000	5.000%, 9/15/2022	87,247
	Crestwood Midstream Partners, LP
510,000	6.250%, 4/1/2023	526,575
	Enbridge, Inc.
110,000	2.900%, 7/15/2022	106,678
	Encana Corporation
190,000	3.900%, 11/15/2021	190,804
	Energy Transfer Equity, LP
780,000	5.500%, 6/1/2027	809,484
	Energy Transfer Partners, LP
165,000	4.150%, 10/1/2020	167,139
112,000	4.200%, 9/15/2023	112,868
	Enterprise Products Operating, LLC
345,000	5.250%, 8/16/2077[b]	322,008
	EOG Resources, Inc.
180,000	2.625%, 3/15/2023	173,417
	EQT Corporation
62,000	8.125%, 6/1/2019	64,015
110,000	3.000%, 10/1/2022	106,594
	EQT Midstream Partners, LP
177,000	4.750%, 7/15/2023	179,438
	Exxon Mobil Corporation
140,000	1.708%, 3/1/2019	139,558
	Hess Corporation
112,000	3.500%, 7/15/2024	105,835
	Kinder Morgan Energy Partners, LP
109,000	9.000%, 2/1/2019	111,126
216,000	3.450%, 2/15/2023	211,756
	Marathon Oil Corporation
108,000	2.700%, 6/1/2020	106,595
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	70,047
110,000	5.125%, 3/1/2021	114,103
	MEG Energy Corporation
250,000	6.375%, 1/30/2023[h]	227,500
	MPLX, LP
162,000	4.500%, 7/15/2023	166,064
	Nabors Industries, Inc.
430,000	5.750%, 2/1/2025[h]	412,103
	Nabors Industries, Inc., Convertible
360,000	0.750%, 1/15/2024	280,046
	ONEOK Partners, LP
107,000	3.800%, 3/15/2020	107,432
	Parsley Energy, LLC
360,000	5.625%, 10/15/2027[h]	360,900
	PBF Holding Company, LLC
625,000	7.250%, 6/15/2025	656,250
	Petrobras Global Finance BV
50,000	8.375%, 5/23/2021	54,400
	Petroleos Mexicanos
108,000	6.375%, 2/4/2021	113,239
	Plains All American Pipeline, LP
247,000	5.000%, 2/1/2021	252,567
	Regency Energy Partners, LP
730,000	5.000%, 10/1/2022	755,958
	Sabine Pass Liquefaction, LLC
108,000	6.250%, 3/15/2022	116,070
108,000	5.625%, 4/15/2023	114,793
775,000	5.625%, 3/1/2025	826,252

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Energy (2.9%) - continued
	Schlumberger Holdings Corporation
$180,000	3.000%, 12/21/2020[h]	$178,575
	Sinopec Group Overseas Development, Ltd.
210,000	1.750%, 9/29/2019[h]	206,442
	Southwestern Energy Company
840,000	7.500%, 4/1/2026[j]	879,900
	SRC Energy, Inc.
680,000	6.250%, 12/1/2025	639,200
	Sunoco Logistics Partners Operations, LP
175,000	4.400%, 4/1/2021	178,005
	Sunoco, LP
305,000	5.500%, 2/15/2026[h]	294,630
460,000	5.875%, 3/15/2028[h]	441,600
	Tallgrass Energy Partners, LP
750,000	4.750%, 10/1/2023[h]	749,775
600,000	5.500%, 1/15/2028[h]	605,250
	Transocean Guardian, Ltd.
885,000	5.875%, 1/15/2024[h]	892,744
	Weatherford International, Ltd.
236,000	4.500%, 4/15/2022[j]	206,500
551,000	8.250%, 6/15/2023[j]	520,695
	Western Gas Partners, LP
110,000	4.000%, 7/1/2022	109,500
	Whiting Petroleum Corporation, Convertible
562,000	1.250%, 4/1/2020	538,987
	Williams Partners, LP
215,000	4.500%, 11/15/2023	218,919
	WPX Energy, Inc.
610,000	5.750%, 6/1/2026	617,625

	Total	20,644,839

Financials (6.7%)
	ACE INA Holdings, Inc.
70,000	2.875%, 11/3/2022	68,507
	Aegon NV
720,000	3.021%, (USISDA 10Y + 0.100%), 1/15/2019[b,k]	580,648
	AIG Global Funding
220,000	2.150%, 7/2/2020[h]	215,737
	Air Lease Corporation
220,000	2.500%, 3/1/2021	214,890
	Aircastle, Ltd.
178,000	5.000%, 4/1/2023	182,769
	Ally Financial, Inc.
600,000	3.750%, 11/18/2019	597,750
350,000	4.125%, 3/30/2020	351,312
	American Express Company
112,000	3.375%, 5/17/2021	112,054
	American Express Credit Corporation
108,000	2.678%, (LIBOR 3M + 0.330%), 5/3/2019[b]	108,146
108,000	2.200%, 3/3/2020	106,787
200,000	3.382%, (LIBOR 3M + 1.050%), 9/14/2020[b]	202,959
	Ares Capital Corporation
218,000	3.875%, 1/15/2020	218,858
	Athene Global Funding
165,000	4.000%, 1/25/2022[h]	165,326
	Australia & New Zealand Banking Group, Ltd.
235,000	6.750%, 6/15/2026[b,h,j,k]	243,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Financials (6.7%) - continued
	Banco Bilbao Vizcaya Argentaria SA
$200,000	6.125%, 11/16/2027[b,k]	$179,750
	Banco Santander SA
1,000,000	6.375%, 5/19/2019[b,k]	991,690
	Bank of America Corporation
108,000	2.369%, 7/21/2021[b]	106,103
218,000	2.328%, 10/1/2021[b]	213,261
218,000	2.738%, 1/23/2022[b]	214,368
224,000	3.499%, 5/17/2022[b]	223,861
200,000	3.004%, 12/20/2023[b]	194,041
218,000	3.550%, 3/5/2024[b]	215,444
118,000	3.864%, 7/23/2024[b]	117,968
	Bank of Montreal
185,000	1.500%, 7/18/2019	183,068
163,000	2.100%, 6/15/2020	160,342
	Bank of New York Mellon Corporation
216,000	2.600%, 2/7/2022	210,702
	Bank of Nova Scotia
112,000	2.788%, (LIBOR 3M + 0.440%), 4/20/2021[b]	112,356
162,000	2.700%, 3/7/2022	158,035
	Barclays Bank plc
100,000	5.140%, 10/14/2020	102,466
	Barclays plc
450,000	7.750%, 9/15/2023[b,k]	451,125
200,000	4.338%, 5/16/2024[b]	197,529
	BB&T Corporation
220,000	2.150%, 2/1/2021	214,717
	BNP Paribas SA
350,000	7.625%, 3/30/2021[b,h,k]	367,500
	BNZ International Funding, Ltd.
250,000	3.312%, (LIBOR 3M + 0.980%), 9/14/2021[b,h]	253,428
	Capital One Financial Corporation
108,000	2.500%, 5/12/2020	106,653
324,000	3.050%, 3/9/2022	316,731
	Capital One NA
210,000	2.400%, 9/5/2019	208,866
	CBOE Holdings, Inc.
165,000	1.950%, 6/28/2019	163,988
	Central Fidelity Capital Trust I
445,000	3.339%, (LIBOR 3M + 1.000%), 4/15/2027[b]	422,750
	CIT Group, Inc.
925,000	5.000%, 8/15/2022	945,350
	Citigroup, Inc.
200,000	2.050%, 6/7/2019	199,018
216,000	2.450%, 1/10/2020	214,144
216,000	2.650%, 10/26/2020	213,103
97,000	2.350%, 8/2/2021	93,982
108,000	2.750%, 4/25/2022	104,899
108,000	3.027%, (LIBOR 3M + 0.690%), 10/27/2022[b]	108,053
218,000	3.142%, 1/24/2023[b]	213,810
945,000	5.950%, 1/30/2023[b,k]	965,998
	Citizens Bank NA
250,000	2.200%, 5/26/2020	245,157
	CNA Financial Corporation
250,000	5.750%, 8/15/2021	264,541
	Commonwealth Bank of Australia
216,000	2.250%, 3/10/2020[h]	213,236
	Compass Bank
250,000	3.500%, 6/11/2021	248,719

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Financials (6.7%) - continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
$216,000	3.950%, 11/9/2022	$214,597
	Credit Agricole SA
108,000	3.375%, 1/10/2022[h]	105,941
270,000	8.125%, 12/23/2025[b,h,k]	296,992
	Credit Suisse Group AG
575,000	7.500%, 7/17/2023[b,h,k]	591,531
600,000	7.500%, 12/11/2023[b,h,k]	631,464
	Credit Suisse Group Funding Guernsey, Ltd.
325,000	3.800%, 9/15/2022	323,172
	Credit Suisse Group Funding, Ltd.
216,000	3.125%, 12/10/2020	214,245
	DDR Corporation
165,000	4.625%, 7/15/2022	168,679
	Deutsche Bank AG
108,000	2.700%, 7/13/2020	105,789
324,000	4.250%, 10/14/2021	322,510
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	97,083
	Digital Realty Trust, LP
165,000	2.750%, 2/1/2023	157,560
	Discover Bank
43,000	8.700%, 11/18/2019	45,327
218,000	3.100%, 6/4/2020	216,620
	Fidelity National Financial, Inc.
180,000	5.500%, 9/1/2022	191,144
	Fifth Third Bancorp
164,000	2.600%, 6/15/2022	157,899
	Five Corners Funding Trust
275,000	4.419%, 11/15/2023[h]	282,162
	Goldman Sachs Group, Inc.
216,000	5.375%, 5/10/2020[b,k]	220,320
162,000	2.600%, 12/27/2020	159,392
216,000	5.250%, 7/27/2021	226,127
160,000	3.484%, (LIBOR 3M + 1.170%), 11/15/2021[b]	161,828
216,000	3.000%, 4/26/2022	211,658
164,000	2.876%, 10/31/2022[b]	160,008
108,000	3.366%, (LIBOR 3M + 1.050%), 6/5/2023[b]	109,291
	GS Finance Corporation, Convertible
1,975,000	0.500%, 6/23/2025[c]	2,019,990
	Guardian Life Global Funding
200,000	2.000%, 4/26/2021[h]	193,592
	HCP, Inc.
64,000	3.750%, 2/1/2019	64,034
	Hospitality Properties Trust
80,000	4.250%, 2/15/2021	80,593
	HSBC Holdings plc
324,000	3.400%, 3/8/2021	323,203
216,000	6.875%, 6/1/2021[b,k]	223,560
210,000	3.837%, (LIBOR 3M + 1.500%), 1/5/2022[b]	215,500
250,000	6.375%, 9/17/2024[b,k]	247,885
	Huntington Bancshares, Inc.
140,000	3.150%, 3/14/2021	138,783
	Icahn Enterprises, LP
325,000	6.750%, 2/1/2024	332,719
430,000	6.375%, 12/15/2025	431,613
	ILFC E-Capital Trust II
1,560,000	5.030%, (H15T30Y + 1.800%), 12/21/2065[b,h]	1,411,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Financials (6.7%) - continued
	ING Groep NV
$225,000	4.100%, 10/2/2023[e]	$224,814
	International Lease Finance Corporation
216,000	4.625%, 4/15/2021	220,369
216,000	5.875%, 8/15/2022	228,445
	J.P. Morgan Chase & Company
161,000	3.001%, (LIBOR 3M + 0.680%), 6/1/2021[b]	161,896
210,000	2.295%, 8/15/2021	204,149
605,000	4.625%, 11/1/2022[b,k]	573,994
440,000	2.972%, 1/15/2023	428,456
162,000	2.776%, 4/25/2023[b]	157,333
215,000	3.572%, (LIBOR 3M + 1.230%), 10/24/2023[b]	219,284
	KeyBank NA
250,000	1.600%, 8/22/2019	247,398
	Liberty Mutual Group, Inc.
25,000	5.000%, 6/1/2021[h]	25,731
525,000	10.750%, 6/15/2058*,b	790,125
	Lincoln National Corporation
185,000	6.250%, 2/15/2020	191,729
235,000	4.669%, (LIBOR 3M + 2.358%), 5/17/2066[b]	220,167
	Lloyds Bank plc
750,000	12.000%, 12/16/2024[b,h,k]	916,906
	Lloyds Banking Group plc
215,000	3.000%, 1/11/2022	209,298
800,000	6.413%, 10/1/2035[b,h,k]	809,000
710,000	6.657%, 5/21/2037[b,h,k]	723,760
	Macquarie Bank, Ltd.
250,000	6.125%, 3/8/2027[b,h,k]	228,125
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[h]	1,008,175
	MetLife, Inc.
95,000	9.250%, 4/8/2038[h]	127,775
	MGIC Investment Corporation, Convertible
505,000	9.000%, 4/1/2063[h]	676,883
	Mitsubishi UFJ Financial Group, Inc.
250,000	3.394%, (LIBOR 3M + 1.060%), 9/13/2021[b]	253,989
108,000	2.998%, 2/22/2022	105,670
220,000	3.455%, 3/2/2023	217,107
	Mizuho Financial Group, Inc.
250,000	3.474%, (LIBOR 3M + 1.140%), 9/13/2021[b]	254,141
	Morgan Stanley
210,000	2.800%, 6/16/2020	208,343
200,000	2.500%, 4/21/2021	195,391
216,000	5.500%, 7/28/2021	227,353
216,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2022[b]	219,021
108,000	2.750%, 5/19/2022	104,753
64,000	4.875%, 11/1/2022	66,295
218,000	3.125%, 1/23/2023	212,337
	MPT Operating Partnership, LP
510,000	5.500%, 5/1/2024	514,845
	National City Corporation
86,000	6.875%, 5/15/2019	88,216
	Nomura Holdings, Inc.
85,000	2.750%, 3/19/2019	85,033
	Park Aerospace Holdings, Ltd.
860,000	5.500%, 2/15/2024[h]	880,425

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Financials (6.7%) - continued
	PNC Bank NA
$216,000	2.450%, 11/5/2020	$212,409
	Quicken Loans, Inc.
1,160,000	5.750%, 5/1/2025[h]	1,158,550
	Realty Income Corporation
162,000	5.750%, 1/15/2021	169,376
	Regions Financial Corporation
90,000	3.200%, 2/8/2021	89,578
112,000	3.800%, 8/14/2023	111,394
	Reinsurance Group of America, Inc.
162,000	4.700%, 9/15/2023	166,364
	Royal Bank of Canada
216,000	2.125%, 3/2/2020	213,730
	Royal Bank of Scotland Group plc
470,000	7.500%, 8/10/2020[b,k]	481,163
364,000	8.625%, 8/15/2021[b,k]	389,935
880,000	5.125%, 5/28/2024	880,465
230,000	7.348%, 9/30/2031[b,k]	287,788
	Santander UK Group Holdings plc
210,000	2.875%, 8/5/2021	204,369
	Simon Property Group, LP
285,000	2.500%, 9/1/2020	281,256
120,000	2.500%, 7/15/2021	117,457
	Societe Generale SA
900,000	8.000%, 9/29/2025[b,h,k]	948,771
	Standard Chartered plc
210,000	3.452%, (LIBOR 3M + 1.130%), 8/19/2019[b,h]	211,504
	State Street Capital Trust IV
1,138,000	3.334%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,018,510
	State Street Corporation
70,000	3.222%, (LIBOR 3M + 0.900%), 8/18/2020[b]	70,954
	Sumitomo Mitsui Financial Group, Inc.
216,000	2.934%, 3/9/2021	213,079
215,000	4.007%, (LIBOR 3M + 1.680%), 3/9/2021[b]	221,292
108,000	2.784%, 7/12/2022	104,524
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[h]	249,303
	SunTrust Banks, Inc.
95,000	2.900%, 3/3/2021	93,909
	Synchrony Financial
108,000	3.000%, 8/15/2019	107,782
25,000	3.578%, (LIBOR 3M + 1.230%), 2/3/2020[b]	25,162
94,000	3.750%, 8/15/2021	93,356
	Toronto-Dominion Bank
70,000	3.262%, (LIBOR 3M + 0.930%), 12/14/2020[b]	71,054
295,000	2.550%, 1/25/2021	290,576
	UBS Group Funding Jersey, Ltd.
216,000	3.000%, 4/15/2021[h]	212,781
	UnitedHealth Group, Inc.
70,000	3.350%, 7/15/2022	69,892
	USB Realty Corporation
1,495,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,h,k]	1,341,763
	Ventas Realty, LP
112,000	3.100%, 1/15/2023	108,736
	Wachovia Capital Trust II
220,000	2.839%, (LIBOR 3M + 0.500%), 1/15/2027[b]	202,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Financials (6.7%) - continued
	Wells Fargo & Company
$205,000	2.100%, 7/26/2021	$197,385
110,000	2.625%, 7/22/2022	106,224
216,000	3.452%, (LIBOR 3M + 1.110%), 1/24/2023[b]	218,696
250,000	3.572%, (LIBOR 3M + 1.230%), 10/31/2023[b]	254,950
	Welltower, Inc.
162,000	4.950%, 1/15/2021	166,138
	Westpac Banking Corporation
275,000	3.172%, (LIBOR 3M + 0.850%), 8/19/2021[b]	278,897

	Total	48,409,084

Mortgage-Backed Securities (7.7%)
	Antler Mortgage Trust
2,400,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1*,c	2,399,520
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,188,234	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	1,207,817
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
9,650,000	4.000%, 10/1/2048[e]	9,743,782
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,800,000	5.000%, 10/1/2048[e]	8,188,172
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,925,000	3.500%, 10/1/2048[e]	3,862,486
8,050,000	4.000%, 10/1/2048[e]	8,128,407
18,475,000	4.500%, 10/1/2048[e]	19,058,839
	Merrill Lynch Alternative Note Asset Trust
2,415,441	2.366%, (LIBOR 1M + 0.150%), 1/25/2037, Ser. 2007-A1, Class A2Bb	1,080,907
	Radnor RE, Ltd.
1,700,000	4.916%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2*,b	1,718,979

	Total	55,388,909

Technology (1.7%)
	Alliance Data Systems Corporation
420,000	5.375%, 8/1/2022[h]	423,150
	Apple, Inc.
217,000	2.850%, 5/6/2021	215,902
216,000	2.688%, (LIBOR 3M + 0.350%), 5/11/2022[b]	218,279
217,000	2.400%, 1/13/2023	209,408
	Baidu, Inc.
109,000	3.000%, 6/30/2020	108,003
	Broadcom Corporation
222,000	2.650%, 1/15/2023	209,559
222,000	3.625%, 1/15/2024	215,294
	Carbonite, Inc., Convertible
284,000	2.500%, 4/1/2022	426,000
	Citrix Systems, Inc., Convertible
340,000	0.500%, 4/15/2019	522,204

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Technology (1.7%) - continued
	CommScope Technologies Finance, LLC
$780,000	6.000%, 6/15/2025[h]	$804,960
	Cypress Semiconductor Corporation, Convertible
446,000	4.500%, 1/15/2022	560,477
	Diamond 1 Finance Corporation
205,000	3.480%, 6/1/2019[h]	205,521
216,000	5.450%, 6/15/2023[h]	226,881
	Equinix, Inc.
675,000	5.750%, 1/1/2025	692,719
	Fidelity National Information Services, Inc.
40,000	3.625%, 10/15/2020	40,216
275,000	2.250%, 8/15/2021	265,535
	Harland Clarke Holdings Corporation
800,000	8.375%, 8/15/2022[h]	767,000
	Hewlett Packard Enterprise Company
268,000	3.600%, 10/15/2020	269,265
	Intel Corporation
160,000	1.700%, 5/19/2021	154,554
70,000	3.100%, 7/29/2022	69,525
	Intel Corporation, Convertible
491,000	3.250%, 8/1/2039	1,126,845
	Marvell Technology Group, Ltd.
112,000	4.200%, 6/22/2023	111,422
	Microchip Technology, Inc., Convertible
181,000	1.625%, 2/15/2027	192,670
	Micron Technology, Inc., Convertible
450,000	3.000%, 11/15/2043	697,372
	Microsoft Corporation
216,000	2.400%, 2/6/2022	210,958
	NetApp, Inc.
164,000	2.000%, 9/27/2019	162,541
	NXP BV
565,000	3.875%, 9/1/2022[h]	559,350
	ON Semiconductor Corporation, Convertible
227,000	1.625%, 10/15/2023	254,873
	Oracle Corporation
60,000	2.500%, 5/15/2022	58,388
	Plantronics, Inc.
800,000	5.500%, 5/31/2023[h]	796,000
	Red Hat, Inc., Convertible
99,000	0.250%, 10/1/2019	182,888
	Seagate HDD Cayman
435,000	4.750%, 1/1/2025	416,915
	Splunk, Inc., Convertible
450,000	0.500%, 9/15/2023[h]	464,510
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	58,925
	Verint Systems, Inc., Convertible
136,000	1.500%, 6/1/2021	140,070
	Vishay Intertechnology, Inc., Convertible
479,000	2.250%, 6/15/2025[h]	445,325
	VMware, Inc.
108,000	2.300%, 8/21/2020	105,869

	Total	12,589,373

Transportation (0.4%)
	American Airlines Pass Through Trust
57,311	4.950%, 1/15/2023	58,722

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Transportation (0.4%) - continued
	Avis Budget Car Rental, LLC
$395,000	5.125%, 6/1/2022[h]	$405,418
	Delta Air Lines, Inc.
162,000	2.875%, 3/13/2020	160,680
29,145	4.950%, 11/23/2020	29,327
	J.B. Hunt Transport Services, Inc.
70,000	3.300%, 8/15/2022	68,645
	Ryder System, Inc.
238,000	3.500%, 6/1/2021	237,774
	Union Pacific Corporation
168,000	3.750%, 7/15/2025	167,940
	United Airlines Pass Through Trust
70,000	3.700%, 12/1/2022	69,111
	United Continental Holdings, Inc.
845,000	4.250%, 10/1/2022	836,550
	XPO Logistics, Inc.
529,000	6.500%, 6/15/2022[h]	546,193

	Total	2,580,360

Utilities (1.0%)
	Alabama Power Company
108,000	2.450%, 3/30/2022	104,648
	Ameren Corporation
70,000	2.700%, 11/15/2020	69,058
	Berkshire Hathaway Energy Company
320,000	2.400%, 2/1/2020	317,347
	Calpine Corporation
560,000	6.000%, 1/15/2022[h]	566,020
420,000	5.375%, 1/15/2023	394,800
	CenterPoint Energy, Inc.
110,000	2.500%, 9/1/2022	105,114
	Consolidated Edison, Inc.
108,000	2.000%, 3/15/2020	106,189
	Dominion Energy, Inc.
216,000	2.579%, 7/1/2020	213,190
	Duke Energy Corporation
216,000	2.400%, 8/15/2022	206,612
	Dynegy, Inc.
700,000	7.375%, 11/1/2022	728,126
	Edison International
108,000	2.125%, 4/15/2020	105,890
	Emera U.S. Finance, LP
116,000	2.150%, 6/15/2019	115,251
	Eversource Energy
109,000	2.500%, 3/15/2021	107,068
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	89,847
162,000	2.950%, 1/15/2020	161,554
	FirstEnergy Corporation
163,000	2.850%, 7/15/2022	157,543
	Fortis, Inc.
180,000	2.100%, 10/4/2021	171,949
	NextEra Energy Capital Holdings, Inc.
95,000	2.300%, 4/1/2019	94,817
	NiSource, Inc.
178,000	3.650%, 6/15/2023[h]	175,741
1,170,000	5.650%, 6/15/2023[b,h,k]	1,158,300
	Pinnacle West Capital Corporation
110,000	2.250%, 11/30/2020	107,207
	PPL Capital Funding, Inc.
260,000	3.500%, 12/1/2022	257,322
	PSEG Power, LLC
100,000	3.000%, 6/15/2021	98,443
	Southern Company
200,000	1.850%, 7/1/2019	198,495

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Utilities (1.0%) - continued
$108,000	2.350%, 7/1/2021	$104,717
	TerraForm Power Operating, LLC
895,000	5.000%, 1/31/2028[h]	832,350
	TransCanada Trust
545,000	5.875%, 8/15/2076[b]	556,581

	Total	7,304,179

	Total Long-Term Fixed Income (cost $325,057,280)	327,109,829

Shares	Common Stock (29.5%)	Value
Consumer Discretionary (4.3%)
3,055	Amazon.com, Inc.[m]	6,119,165
36,606	American Axle & Manufacturing
	Holdings, Inc.[m]	638,409
1,700	AOKI Holdings, Inc.	23,244
1,500	Aoyama Trading Company, Ltd.	46,068
2,700	Autobacs Seven Company, Ltd.	46,330
2,149	Berkeley Group Holdings plc	102,952
1,155	Booking Holdings, Inc.[m]	2,291,520
24,800	Bridgestone Corporation	937,279
23,615	Bunzl plc	742,416
3,590	Burlington Stores, Inc.[m]	584,883
62,485	Caesars Entertainment Corporation[m]	640,471
51,457	Carnival Corporation	3,281,413
1,006	Charter Communications, Inc.[m]	327,835
2,200	Chiyoda Company, Ltd.	43,359
909	Cie Generale des Etablissements
	Michelin	108,494
3,500	DCM Holdings Company, Ltd.	31,802
3,963	DISH Network Corporation[m]	141,717
6,774	Dollar Tree, Inc.[m]	552,420
21,408	General Motors Company	720,807
31,500	Honda Motor Company, Ltd.	948,662
10,893	Inchcape plc	94,850
1,330	Ipsos SA	40,723
232,309	ITV plc	476,786
60	Kering SA	32,181
20,300	Las Vegas Sands Corporation	1,204,399
28	Lear Corporation	4,060
12,462	Magna International, Inc.	654,629
10,770	Mediaset Espana Comunicacion SA	78,408
3,207	Netflix, Inc.[m]	1,199,835
2,358	Next plc	168,754
11,900	NHK Spring Company, Ltd.	123,752
18,709	NIKE, Inc.	1,585,026
104,700	Nissan Motor Company, Ltd.	979,734
11,002	Nutrisystem, Inc.	407,624
13,544	Peugeot SA	365,359
1,500	Plenus Company, Ltd.[j]	24,444
5,700	ProSiebenSat.1 Media AG	147,676
195	RTL Group SA	13,909
4,200	Sangetsu Company, Ltd.	82,414
6,200	Sankyo Company, Ltd.	242,540
65,500	Sekisui House, Ltd.	998,826
17,752	Seven West Media, Ltd.[m]	12,810
2,800	SHIMAMURA Company, Ltd.	265,604
7,229	Six Flags Entertainment Corporation	504,729
8,700	Sumitomo Rubber Industries, Ltd.	130,642
6,867	Super Retial Group, Ltd.	44,008
800	Takara Standard Company, Ltd.	14,006
16,813	Toll Brothers, Inc.	555,333
16,400	Toyoda Gosei Company, Ltd.	405,019
13,500	TV Asahi Holdings Corporation	259,458
6,534	Walt Disney Company	764,086

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (29.5%)	Value
Consumer Discretionary (4.3%) - continued
26,370	Wendy’s Company	$451,982
700	Whirlpool Corporation	83,125
3,188	Wolters Kluwer NV	198,740

	Total	30,944,717

Consumer Staples (1.5%)
24,709	Altria Group, Inc.	1,490,200
2,500	Arcs Company, Ltd.	67,782
3,719	Bunge, Ltd.	255,533
34,928	Cott Corporation	564,087
19,378	Empire Company, Ltd.	353,159
3,236	ForFarmers BV	36,611
17,047	Imperial Brands plc	593,204
51,700	Japan Tobacco, Inc.	1,350,058
19,793	Koninklijke Ahold Delhaize NV	454,101
31,800	Kroger Company	925,698
869	Loblaw Companies, Ltd.	44,646
800	Ministop Company, Ltd.	15,364
800	NH Foods, Ltd.	29,554
16,574	Philip Morris International, Inc.	1,351,444
7,381	Swedish Match AB	377,282
10,820	Turning Point Brands, Inc.	448,597
14,279	Unilever NV	794,266
21,013	Unilever plc	1,154,337
14,472	Wesfarmers, Ltd.	521,127

	Total	10,827,050

Energy (1.8%)
3,775	BP plc	28,935
3,232	Contura Energy, Inc.[j,m]	256,136
33,500	Enbridge, Inc.	1,081,715
1,732	Eni SPA	32,647
53,700	Enterprise Products Partners, LP	1,542,801
520	Gaztransport Et Technigaz SA	39,425
15,598	Halliburton Company	632,187
23,700	Marathon Petroleum Corporation	1,895,289
7,816	OMV AG	438,470
14,527	Parsley Energy, Inc.[m]	424,915
6,305	Petrofac, Ltd.	53,018
14,960	Pioneer Natural Resources Company	2,605,882
1,562	Royal Dutch Shell plc, Class A	53,559
35,529	Royal Dutch Shell plc, Class B	1,243,755
14,900	TechnipFMC plc	465,625
7,415	Total SA	482,128
7,415	Total SA, DRIP[c,m]	318
1,410	Whiting Petroleum Corporation[m]	74,786
46,700	Williams Companies, Inc.	1,269,773
24,404	WPX Energy, Inc.[m]	491,008

	Total	13,112,372

Financials (3.7%)
2,211	Aareal Bank AG	92,191
236	Allianz SE	52,526
3,559	Anima Holding SPA[h]	17,439
226,730	Apollo Investment Corporation	1,233,411
12,212	Arch Capital Group, Ltd.[m]	364,040
132,494	Ares Capital Corporation	2,277,572
4,830	Arthur J. Gallagher & Company	359,545
13,300	Assured Guaranty, Ltd.	561,659
2,244	ASX, Ltd.	103,217
28,082	Australia & New Zealand Banking Group, Ltd.	571,657
26,766	Banca Monte dei Paschi di Siena SPA[j,m]	69,495
8,158	Banco de Sabadell SA	12,611
27,380	Bank of America Corporation	806,615

Shares	Common Stock (29.5%)	Value
Financials (3.7%) - continued
11,180	Bankinter SA	$102,698
13,955	Barclays plc	30,953
4,480	BOK Financial Corporation	435,814
116,109	CaixaBank SA	528,054
25,585	CI Financial Corporation	406,262
30,617	Citigroup, Inc.	2,196,464
14,993	CNP Assurances	361,416
3,781	Direct Line Insurance Group plc	15,959
34,892	DnB ASA	734,285
26,025	E*TRADE Financial Corporation[m]	1,363,450
13,000	Essent Group, Ltd.[m]	575,250
6,766	Euronext NVh	444,562
21,367	Finecobank Banca Fineco SPA	284,927
62,505	FlexiGroup, Ltd.	86,493
6,489	Genworth MI Canada, Inc.	213,964
6,959	Goldman Sachs Group, Inc.	1,560,486
131,929	Golub Capital BDC, Inc.	2,473,669
4,367	Hannover Rueckversicherung SE	616,394
40,165	HSBC Holdings plc	350,457
6,556	IBERIABANK Corporation	533,331
24,897	KeyCorp	495,201
270	Markel Corporation[m]	320,892
4,700	Matsui Securities Company, Ltd.	49,391
369,826	Medibank Private, Ltd.	777,642
152,500	Mizuho Financial Group, Inc.	265,777
7,573	National Bank of Canada	378,225
2,046	Paragon Banking Group plc	12,761
3,136	Pargesa Holding SA	251,958
14,684	Santander Consumer USA Holdings Inc.	294,267
2,300	Senshu Ikeda Holdings, Inc.	7,713
17,379	State Street Corporation	1,456,013
2,345	Sun Life Financial, Inc.	93,226
35,462	Synchrony Financial	1,102,159
321	Topdanmark AS	14,671
18,200	United Community Banks, Inc.	507,598
5,888	Wells Fargo & Company	309,473
9,191	Zions Bancorporation	460,929

	Total	26,634,762

Health Care (3.3%)
14,360	Acadia Healthcare Company, Inc.[m]	505,472
2,682	Amplifon SPA	59,462
5,463	Anthem, Inc.	1,497,135
23,880	BioMarin Pharmaceutical, Inc.[m]	2,315,644
14,597	Celgene Corporation[m]	1,306,285
4,235	Danaher Corporation	460,175
260	Gerresheimer AG	21,950
22,130	Gilead Sciences, Inc.	1,708,657
9,882	GlaxoSmithKline plc	198,182
37,736	GlaxoSmithKline plc ADR	1,515,855
2,109	Illumina, Inc.[m]	774,130
4,400	Jazz Pharmaceuticals, Inc.[m]	739,772
3,300	KYORIN Holdings, Inc.	68,199
346	LNA Sante	21,460
27,754	Medtronic plc	2,730,161
2,000	Miraca Holdings, Inc.	52,028
14,255	Novartis AG	1,227,048
31,674	Novo Nordisk AS	1,490,739
4,951	Roche Holding AG	1,197,228
2,917	Teleflex, Inc.	776,185
26,030	Teva Pharmaceutical Industries, Ltd. ADR	560,686
13,947	UnitedHealth Group, Inc.	3,710,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (29.5%)	Value
Health Care (3.3%) - continued
3,332	Waters Corporation[m]	$648,674

	Total	23,585,587

Industrials (2.9%)
13,793	ACS Actividades de Construccion y Servicios, SAm	585,827
907	Atlantia SPA	18,817
22,900	Atlas Copco AB, Class A	658,563
20,331	Atlas Copco AB, Class B	541,683
4,200	Boeing Company	1,561,980
7,466	Brink’s Company	520,753
9,466	Caterpillar, Inc.	1,443,470
1,402	CIA De Distribucion Integral	36,019
34,140	CSX Corporation	2,528,067
8,990	Dycom Industries, Inc.[m]	760,554
2,443	Ferguson plc	207,221
30,000	GWA Group, Ltd.	67,648
10,400	Hino Motors, Ltd.	113,878
729	Hochtief AG	120,850
12,476	Honeywell International, Inc.	2,076,006
2,200	Huntington Ingalls Industries, Inc.	563,376
3,600	Inaba Denki Sangyo Company, Ltd.	158,957
16,000	Jacobs Engineering Group, Inc.	1,224,000
7,611	Kirby Corporation[m]	626,005
7,697	Masonite International Corporation[m]	493,378
2,500	Mitsuboshi Belting, Ltd.	66,004
2,481	Monadelphous Group, Ltd.	28,821
11,657	National Express Group plc	59,285
9,700	Nitto Kogyo Corporation	179,380
5,012	Nobina ABh	35,807
3,555	Northgate plc	19,267
7,460	Oshkosh Corporation	531,450
27,536	PageGroup plc	205,192
869	Rockwool International AS	371,831
5,847	Sandvik AB	103,517
2,653	Schindler Holding AG, Participation Certificate	662,074
4,034	Schneider Electric SE	323,918
35	SGS SA	92,153
4,100	ShinMaywa Industries, Ltd.	55,572
25,596	SKF AB	503,652
7,268	Smiths Group plc	141,510
1,540	Spirax-Sarco Engineering plc	146,304
51,900	Sumitomo Electric Industries, Ltd.	814,398
1,400	Taikisha, Ltd.	45,721
3,800	Toppan Forms Company, Ltd.	36,535
18,000	Toppan Printing Company, Ltd.	288,989
400	Toshiba Machine Company, Ltd.	8,944
8,478	Transcontinental, Inc.	150,309
3,000	Tsubakimoto Chain Company	138,889
7,589	Vinci SA	722,016
4,875	WABCO Holdings, Inc.[m]	574,957
1,600	Yuasa Trading Company, Ltd.	57,449

	Total	20,670,996

Information Technology (6.3%)
20,570	Advanced Micro Devices, Inc.[m]	635,407
6,800	Akamai Technologies, Inc.[m]	497,420
1,370	Alphabet, Inc., Class Am	1,653,700
1,569	Alphabet, Inc., Class Cm	1,872,554
8,194	Amadeus IT Holding SA	759,492
21,400	Apple, Inc.	4,830,836
8,900	Autodesk, Inc.[m]	1,389,379
6,846	Belden, Inc.	488,873
11,000	Blackline, Inc.[m]	621,170
8,900	Canon, Inc.	282,215

Shares	Common Stock (29.5%)	Value
Information Technology (6.3%) - continued
7,015	Capgemini SA	$883,173
8,870	Carsales.com, Ltd.	92,699
17,090	CGI Group, Inc.[m]	1,101,889
14,364	Ciena Corporation[m]	448,731
70,721	Cisco Systems, Inc.	3,440,577
10,840	Dolby Laboratories, Inc.	758,475
3,041	F5 Networks, Inc.[m]	606,436
11,710	Facebook, Inc.[m]	1,925,827
4,789	Halma plc	90,162
100	Hirose Electric Company, Ltd.	10,923
2,897	Intel Corporation	136,999
17,802	Juniper Networks, Inc.	533,526
52,200	Konica Minolta Holdings, Inc.	555,510
1,120	Kulicke and Soffa Industries, Inc.	26,701
1,430	Lam Research Corporation	216,931
38,220	Lattice Semiconductor Corporation[m]	305,760
7,100	MasterCard, Inc.	1,580,531
31,400	Micron Technology, Inc.[m]	1,420,222
29,770	Microsoft Corporation	3,404,795
4,800	NEC Networks & System Integration Corporation	111,316
4,713	New Relic, Inc.[m]	444,106
3,696	NVIDIA Corporation	1,038,650
5,113	NXP Semiconductors NV	437,161
31,000	PayPal Holdings, Inc.[m]	2,723,040
2,938	Red Hat, Inc.[m]	400,391
29,038	RELX plc	610,065
32,986	RELX plc	693,918
1,900	Ryoyo Electro Corporation	29,374
8,990	Salesforce.com, Inc.[m]	1,429,680
3,563	Seagate Technology plc	168,708
28,100	Shinko Electric Industries Company, Ltd.	236,496
164	Siltronic AG	20,056
2,700	TE Connectivity, Ltd.	237,411
900	Tokyo Seimitsu Company, Ltd.	23,460
17,704	Twitter, Inc.[m]	503,856
21,920	Visa, Inc.	3,289,973
25,933	Xilinx, Inc.	2,079,049

	Total	45,047,623

Materials (1.3%)
1,460	Ashland Global Holdings, Inc.	122,436
13,787	BASF SE	1,223,364
39,093	BHP Billiton plc	853,076
22,340	BHP Billiton, Ltd.	556,511
3,685	Canfor Corporation[m]	68,699
4,919	Crown Holdings, Inc.[m]	236,112
22,000	Daicel Corporation	255,553
1,403	Eagle Materials, Inc.	119,592
15,965	Evonik Industries AG	570,986
2,440	FMC Corporation	212,719
757	Fuchs Petrolub SE	42,243
9,808	Granges AB	116,801
1,337	Hexpol AB	14,713
2,000	Hitachi Chemical Company, Ltd.	40,699
2,400	Hokuetsu Corporation	13,070
4,200	JSR Corporation	78,409
22,900	Kuraray Company, Ltd.	344,268
9,700	Kyoei Steel, Ltd.	189,169
8,032	Methanex Corporation	635,331
15,060	Mondi plc	412,341
4,548	Navigator Company SA	22,283
3,324	Neenah, Inc.	286,861
10,200	Nippon Kayaku Company, Ltd.	121,305

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (29.5%)	Value
Materials (1.3%) - continued
7,100	Nippon Light Metal Holdings Company, Ltd.	$15,866
34,600	Nippon Steel & Sumitomo Metal Corporation	731,882
3,080	Packaging Corporation of America	337,845
67	Rio Tinto, Ltd.	3,810
26,786	Sandfire Resources NL	143,694
500	Sanyo Special Steel Company, Ltd.	12,198
3,770	Sensient Technologies Corporation	288,443
6,984	SSAB AB, Class A	35,055
2,800	Taiheiyo Cement Corporation	87,816
1,400	Taiyo Holdings Company, Ltd.	54,029
6,300	Toagosei Company, Ltd.	72,690
1,000	Ube Industries, Ltd.	27,207
27,152	UPM-Kymmene Oyj	1,064,872
9,002	Verso Corporation[m]	303,097
1,200	Yamato Kogyo Company, Ltd.	37,213

	Total	9,752,258

Real Estate (3.5%)
1,900	Acadia Realty Trust	53,257
746	Agree Realty Corporation	39,628
1,600	Alexander & Baldwin, Inc.	36,304
7,275	Alexandria Real Estate Equities, Inc.	915,122
1,000	American Assets Trust, Inc.	37,290
3,200	American Campus Communities, Inc.	131,712
10,430	American Tower Corporation	1,515,479
3,700	Apartment Investment & Management Company	163,281
1,100	Armada Hoffler Properties, Inc.	16,621
2,577	Artis Real Estate Investment Trust	23,443
4,000	AvalonBay Communities, Inc.	724,600
5,027	Boston Properties, Inc.	618,773
9,030	Camden Property Trust	844,937
1,900	CareTrust REIT, Inc.	33,649
1,800	Cedar Realty Trust, Inc.	8,388
1,000	Chatham Lodging Trust	20,890
1,401	Chesapeake Lodging Trust	44,930
400	Community Healthcare Trust, Inc.	12,392
2,800	CoreCivic, Inc.	68,124
850	CoreSite Realty Corporation	94,469
2,400	Corporate Office Properties Trust	71,592
9,890	Cousins Properties, Inc.	87,922
13,437	Crown Castle International Corporation	1,495,941
3,750	CyrusOne, Inc.	237,750
2,600	Daito Trust Construction Company, Ltd.	335,052
4,718	DiamondRock Hospitality Company	55,059
8,100	Digital Realty Trust, Inc.	911,088
3,700	Douglas Emmett, Inc.	139,564
29,711	Duke Realty Corporation	842,901
1,400	Easterly Government Properties, Inc.	27,118
754	EastGroup Properties, Inc.	72,097
1,466	EPR Properties	100,289
2,492	Equinix, Inc.	1,078,762
8,700	Equity Residential	576,462
1,515	Essex Property Trust, Inc.	373,766
2,900	Extra Space Storage, Inc.	251,256
1,700	Federal Realty Investment Trust	214,999
2,900	First Industrial Realty Trust, Inc.	91,060
1,550	Four Corners Property Trust, Inc.	39,819
2,850	GEO Group, Inc.	71,706
700	Getty Realty Corporation	19,992
1,750	Global Net Lease, Inc.	36,487
2,300	Government Properties Income Trust	25,967

Shares	Common Stock (29.5%)	Value
Real Estate (3.5%) - continued
23,000	Hang Lung Properties, Ltd.	$44,868
11,100	HCP, Inc.	292,152
2,950	Healthcare Realty Trust, Inc.	86,317
800	Hersha Hospitality Trust	18,136
2,400	Highwoods Properties, Inc.	113,424
1,300	Hitachi High-Technologies Corporation	44,887
3,800	Hospitality Properties Trust	109,592
32,791	Host Hotels & Resorts, Inc.	691,890
55,000	Hysan Development Company, Ltd.	277,754
2,000	Independence Realty Trust, Inc.	21,060
6,650	Iron Mountain, Inc.	229,558
1,600	iSTAR Financial, Inc.	17,872
2,190	JBG SMITH Properties	80,658
2,400	Kilroy Realty Corporation	172,056
10,044	Kimco Realty Corporation	168,137
1,900	Kite Realty Group Trust	31,635
1,969	Lamar Advertising Company	153,188
2,600	LaSalle Hotel Properties	89,934
4,300	Liberty Property Trust	181,675
1,091	Life Storage, Inc.	103,820
900	LTC Properties, Inc.	39,699
2,550	Macerich Company	140,989
2,100	Mack-Cali Realty Corporation	44,646
8,600	Medical Properties Trust, Inc.	128,226
2,649	Mid-America Apartment Communities, Inc.	265,377
3,600	National Retail Properties, Inc.	161,352
1,303	National Storage Affiliates Trust	33,148
4,650	Omega Healthcare Investors, Inc.	152,381
1,600	Pennsylvania REIT	15,136
1,370	PotlatchDeltic Corporation	56,102
19,047	Prologis, Inc.	1,291,196
425	PS Business Parks, Inc.	54,013
4,542	Public Storage, Inc.	915,803
1,656	Quebecor, Inc.	33,206
1,800	Ramco-Gershenson Properties Trust	24,480
3,000	Rayonier, Inc. REIT	101,430
6,643	Realty Income Corporation	377,920
10,490	Regency Centers Corporation	678,388
2,600	Retail Opportunity Investments Corporation	48,542
17,000	Road King Infrastructure, Ltd.	29,113
4,180	Sabra Health Care REIT, Inc.	96,642
200	Saul Centers, Inc.	11,200
2,750	SBA Communications Corporation[m]	441,733
5,575	Senior Housing Property Trust	97,897
8,752	Simon Property Group, Inc.	1,546,916
2,100	SL Green Realty Corporation	204,813
2,398	Summit Hotel Properties, Inc.	32,445
5,500	Swire Pacific, Ltd.	60,233
2,179	Tanger Factory Outlet Centers, Inc.	49,856
1,380	Taubman Centers, Inc.	82,565
6,300	UDR, Inc.	254,709
3,900	Uniti Group, Inc.	78,585
200	Universal Health Realty Income Trust	14,882
2,500	Urban Edge Properties	55,200
700	Urstadt Biddle Properties, Inc.	14,903
8,350	Ventas, Inc.	454,073
5,740	Vornado Realty Trust	419,020
4,400	Washington Prime Group, Inc.	32,120
2,800	Weingarten Realty Investors	83,328
8,724	Welltower, Inc.	561,128
17,600	Weyerhaeuser Company	567,952

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (29.5%)	Value
Real Estate (3.5%) - continued
40,700	Wing Tai Holdings, Ltd.	$58,063

	Total	25,297,961

Telecommunications Services (0.2%)
1,690	Freenet AGj	40,573
120,060	KCOM Group plc	146,785
10,000	NTT DOCOMO, Inc.	268,776
38,557	Telenor ASA	754,006
17,284	Zayo Group Holdings, Inc.[m]	600,100

	Total	1,810,240

Utilities (0.7%)
825	Alpha Natural Resources Holdings, Inc.[m]	30,731
3,106	ANR, Inc.[m]	116,475
25,443	Enagas SA	685,770
12,821	MDU Resources Group, Inc.	329,372
29,000	Osaka Gas Company, Ltd.	566,271
54,700	PG&E Corporation[m]	2,516,747
9,834	PNM Resources, Inc.	387,951
16,490	Vistra Energy Corporation[m]	410,271

	Total	5,043,588

	Total Common Stock (cost $183,244,746)	212,727,154

Shares	Registered Investment Companies (6.3%)	Value
Affiliated Fixed Income Holdings (4.8%)
3,764,621	Thrivent Core Emerging Markets Debt Fund	34,785,099

	Total	34,785,099

Equity Funds/Exchange Traded Funds (0.8%)
9,211	Altaba, Inc.[m]	627,453
43,737	Materials Select Sector SPDR Fund[j]	2,533,684
9,429	SPDR S&P Homebuilders ETF[j]	362,451
25,000	Vanguard High Dividend Yield ETF	2,177,250

	Total	5,700,838

Fixed Income Funds/Exchange Traded Funds (0.7%)
69,000	Invesco Senior Loan ETF	1,598,730
39,325	Vanguard Short-Term Corporate Bond ETF	3,073,642

	Total	4,672,372

	Total Registered Investment Companies (cost $45,718,801)	45,158,309

Shares	Preferred Stock (1.4%)	Value
Consumer Staples (0.2%)
26,000	CHS, Inc., 6.750%[b,k]	681,980
31,200	CHS, Inc., 7.100%[b,k]	841,776

	Total	1,523,756

Energy (0.3%)
118,336	Crestwood Equity Partners, LP, 9.250%[k]	1,136,025
36,975	NuStar Logistics, LP, 9.073%[b]	933,619

	Total	2,069,644

Financials (0.8%)
6,475	Agribank FCB, 6.875%[b,k]	666,925
8,650	CoBank ACB, 6.250%[b,k]	899,600
16,623	Federal National Mortgage Association, 0.000%[k,m]	91,593

Shares	Preferred Stock (1.4%)	Value
Financials (0.8%) - continued
635	First Tennessee Bank NA, 3.750%[b,h,k]	$488,950
29,050	GMAC Capital Trust I, 8.099%[b]	764,015
22,200	Morgan Stanley, 7.125%[b,k]	623,598
1,699	Wells Fargo & Company, Convertible, 7.500%[j,k]	2,193,205

	Total	5,727,886

Real Estate (0.1%)
25,525	Colony Capital, Inc., 8.75%[k]	653,951

	Total	653,951

	Total Preferred Stock (cost $9,792,351)	9,975,237

Shares	Collateral Held for Securities Loaned (1.1%)	Value
8,253,510	Thrivent Cash Management Trust	8,253,510

	Total Collateral Held for Securities Loaned (cost $8,253,510)	8,253,510

Shares or Principal Amount	Short-Term Investments (12.7%)	Value
	Federal Home Loan Bank Discount Notes
600,000	1.990%, 10/30/2018[n,o]	598,980
1,200,000	2.020%, 11/6/2018[n,o]	1,197,420
1,000,000	2.100%, 11/28/2018[n,o]	996,536
200,000	2.110%, 11/30/2018[n,o]	199,283
	Thrivent Core Short-Term Reserve Fund
8,830,540	2.340%	88,305,404

	Total Short-Term Investments (cost $91,297,590)	91,297,623

	Total Investments (cost $754,556,832) 109.0%	$785,174,550

	Other Assets and Liabilities, Net (9.0%)	(65,014,580)

	Total Net Assets 100.0%	$720,159,970

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $85,319,263 or 11.8% of total net assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 28, 2018.

j	All or a portion of the security is on loan.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

m	Non-income producing security.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Portfolio as of September 28, 2018 was $44,616,017 or 6.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 28, 2018.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$721,917
Antler Mortgage Trust, 7/25/2022	9/21/2018	2,399,971
Apidos CLO XVIII, 7/22/2026	4/4/2017	650,000
Apidos CLO XXIV, 10/20/2030	8/23/2018	1,570,000
Babson CLO, Ltd., 7/20/2029	5/18/2018	1,400,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,400,308
Cascade Funding Mortgage Trust, 6/25/2048	6/29/2018	1,419,963
CIM Trust, 12/25/2057	4/23/2018	1,200,582
CLUB Credit Trust, 4/17/2023	6/14/2017	15,236
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	231,626
Digicel, Ltd., 4/15/2021	6/9/2014	771,164
Foundation Finance Trust, 7/15/2033	12/6/2017	854,118
Harley Marine Financing, LLC, 5/15/2043	5/9/2018	1,336,486
Homeward Opportunities Fund Trust, 6/25/2048	7/31/2018	950,347
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	538,592
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,450,000
Myers Park CLO, Ltd., 10/20/2030	8/16/2018	1,425,000
Neuberger Berman CLO XIV, Ltd., 1/28/2030	5/21/2018	441,783
Neuberger Berman CLO, Ltd., 4/22/2029	5/24/2018	480,110
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	1,027,600
Oaktown Re II, Ltd., 7/25/2028	7/19/2018	2,000,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	975,000
OHA Credit Funding 1, Ltd., 10/20/2030	8/24/2018	1,215,000
OZLM Funding II, Ltd., 7/30/2031	8/17/2018	2,435,000

Security	Acquisition Date	Cost
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	$380,462
Preston Ridge Partners Mortgage Trust, LLC, 4/25/2023	4/26/2018	1,380,419
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	609,634
Radnor RE, Ltd., 3/25/2028	6/25/2018	1,250,764
Radnor RE, Ltd., 3/25/2028	3/13/2018	1,700,000
RCO 2017-INV1 Trust, 11/25/2052	11/6/2017	1,299,649
Sound Point CLO X, Ltd., 1/20/2028	6/5/2018	1,150,000
Sound Point CLO XXI, Ltd., 10/26/2031	8/29/2018	2,400,000
Spirit Master Funding, LLC, 12/20/2047	1/23/2018	1,897,780
THL Credit Wind River CLO, Ltd., 10/22/2031	9/21/2018	3,750,000
Toorak Mortgage Corporation, Ltd., 8/25/2021	8/3/2018	1,749,998

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of September 28, 2018:

Securities Lending Transactions
Common Stock	$2,001,128
Taxable Debt Security	3,930,278
Preferred Stock	2,065,408

Total lending	$7,996,814
Gross amount payable upon return of collateral for securities loaned	$8,253,510

Net amounts due to counterparty	$256,696

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
DRIP	-	Dividend Reinvestment Plan
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
COF 11	-	11th District Cost of Funds
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,522,321	–	3,587,247	935,074
Capital Goods	4,302,899	–	4,302,899	–
Communications Services	24,383,196	–	24,383,196	–
Consumer Cyclical	13,350,045	–	13,350,045	–
Consumer Non-Cyclical	15,566,398	–	15,566,398	–
Energy	4,283,700	–	3,816,633	467,067
Financials	14,631,587	–	13,879,712	751,875
Technology	5,468,220	–	5,468,220	–
Transportation	1,816,548	–	1,816,548	–
Utilities	2,327,974	–	2,327,974	–
Long-Term Fixed Income
Asset-Backed Securities	44,552,396	–	34,194,177	10,358,219
Basic Materials	9,980,766	–	9,980,766	–
Capital Goods	13,601,269	–	13,601,269	–
Collateralized Mortgage Obligations	50,524,953	–	50,524,953	–
Commercial Mortgage-Backed Securities	1,419,966	–	–	1,419,966
Communications Services	21,810,353	–	21,810,353	–
Consumer Cyclical	19,335,390	–	19,335,390	–
Consumer Non-Cyclical	18,967,992	–	18,967,992	–
Energy	20,644,839	–	20,644,839	–
Financials	48,409,084	–	46,389,094	2,019,990
Mortgage-Backed Securities	55,388,909	–	52,989,389	2,399,520
Technology	12,589,373	–	12,589,373	–
Transportation	2,580,360	–	2,580,360	–
Utilities	7,304,179	–	7,304,179	–
Common Stock
Consumer Discretionary	30,944,717	22,713,468	8,231,249	–
Consumer Staples	10,827,050	5,035,559	5,791,491	–
Energy	13,112,372	10,740,117	2,371,937	318
Financials	26,634,762	19,687,838	6,946,924	–
Health Care	23,585,587	19,249,291	4,336,296	–
Industrials	20,670,996	12,903,996	7,767,000	–
Information Technology	45,047,623	39,546,875	5,500,748	–
Materials	9,752,258	2,542,436	7,209,822	–
Real Estate	25,297,961	24,391,342	906,619	–
Telecommunications Services	1,810,240	600,100	1,210,140	–
Utilities	5,043,588	3,791,547	1,252,041	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	4,672,372	4,672,372	–	–
Equity Funds/Exchange Traded Funds	5,700,838	5,700,838	–	–
Preferred Stock
Consumer Staples	1,523,756	1,523,756	–	–
Energy	2,069,644	2,069,644	–	–
Financials	5,727,886	3,672,411	2,055,475	–
Real Estate	653,951	653,951	–	–
Short-Term Investments	2,992,219	–	2,992,219	–

Subtotal Investments in Securities	$653,830,537	$179,495,541	$455,982,967	$18,352,029

Other Investments *	Total
Affiliated Registered Investment Companies	34,785,099
Short-Term Investments	88,305,404
Collateral Held for Securities Loaned	8,253,510

Subtotal Other Investments	$131,344,013

Total Investments at Value	$785,174,550

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	58,378	58,378	–	–

Total Asset Derivatives	$58,378	$58,378	$–	$–

Liability Derivatives
Futures Contracts	808,694	808,694	–	–

Total Liability Derivatives	$808,694	$808,694	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $2,992,219 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	222	December 2018	$26,642,539	($273,102)
CBOT 5-Yr. U.S. Treasury Note	65	December 2018	7,375,671	(64,694)
CBOT U.S. Long Bond	56	December 2018	8,076,932	(208,932)
CME E-mini S&P 500 Index	77	December 2018	11,198,380	39,770
CME Ultra Long Term U.S. Treasury Bond	1	December 2018	160,316	(6,034)

Total Futures Long Contracts			$53,453,838	($512,992)

CBOT 2-Yr. U.S. Treasury Note	(26)	December 2018	($5,497,702)	$18,608
CME E-mini S&P 500 Index	(200)	December 2018	(28,934,068)	(255,932)

Total Futures Short Contracts			($34,431,770)	($237,324)

Total Futures Contracts			$19,022,068	($750,316)

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$20,769	$15,857	$–	3,765	$34,785	4.8%

Total Affiliated Fixed Income Holdings	20,769				34,785	4.8

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	90,958	190,046	192,699	8,831	88,305	12.3

Total Affiliated Short-Term Investments	90,958				88,305	12.3

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	2,212	88,410	82,368	8,254	8,254	1.1

Total Collateral Held for Securities Loaned	2,212				8,254	1.1

Total Value	$113,939				$131,344

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(1,841)	–	$1,018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	–	–	–	1,450

Total Income from Affiliated Investments				$2,468

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	36

Total Affiliated Income from Securities Loaned, Net				$36

Total Value	$–	$(1,841)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (100.4%)	Value
Asset-Backed Securities (1.8%)
	Bayview Koitere Fund Trust
$185,203	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Aa,b	$185,733
	Brazos Higher Education Authority, Inc.
393,273	3.185%, (LIBOR 3M + 0.850%), 7/25/2029, Ser. 2011-2, Class A2[b]	396,379
	First Horizon ABS Trust
10,788	2.376%, (LIBOR 1M + 0.160%), 10/25/2034, Ser. 2006-HE1, Class Ab,c	10,712
	GMAC Mortgage Corporation Loan Trust
114,125	2.716%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,c]	123,397
	IndyMac Seconds Asset-Backed Trust
236,387	2.556%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,c	140,395
	SBA Small Business Investment Companies
2,000,000	3.548%, 9/10/2028, Ser. 2018-10B, Class 1	1,997,904
	Wachovia Asset Securitization, Inc.
435,824	2.356%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,b,c	413,278

	Total	3,267,798

Collateralized Mortgage Obligations (1.0%)
	Seasoned Credit Risk Transfer Trust
1,964,776	2.500%, 8/25/2056, Ser. 2017-2, Class HAc,d	1,891,983

	Total	1,891,983

Commercial Mortgage-Backed Securities (10.7%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certficates
1,000,000	3.650%, 2/25/2028, Ser. K075, Class A2[b]	1,006,639
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
2,000,000	2.334%, (LIBOR 1M + 0.220%), 7/25/2020, Ser. KP04, Class AG1[b,c]	2,001,058
1,379,432	2.776%, 3/25/2023, Ser. K724, Class A1[c]	1,362,296
1,451,433	2.414%, (LIBOR 1M + 0.300%), 11/25/2024, Ser. KF41, Class Ab,c	1,448,745
1,750,000	3.430%, 1/25/2027, Ser. K063, Class A2[b]	1,739,177
2,000,000	3.900%, 4/25/2028, Ser. K076, Class A2[c]	2,046,701
	Federal National Mortgage Association
875,000	3.640%, 6/1/2028	868,303
355,000	3.710%, 7/1/2028	354,162

Principal Amount	Long-Term Fixed Income (100.4%)	Value
Commercial Mortgage-Backed Securities (10.7%) - continued
	Federal National Mortgage Association - ACES
$1,888,202	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[b]	$1,906,304
1,500,000	3.346%, 3/25/2024, Ser. 2014-M4, Class A2[b]	1,498,323
1,818,935	2.469%, (LIBOR 1M + 0.400%), 10/25/2024, Ser. 2017-M13, Class FAb	1,816,842
1,250,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	1,190,511
	FRESB Multifamily Mortgage Pass- Through Trust
1,987,403	2.950%, 8/25/2027, Ser. 2017-SB40, Class A10Fb,c	1,912,941

	Total	19,152,002

Consumer Cyclical (0.9%)
	Board of Trustees of The Leland Stanford Junior University
425,000	3.563%, 6/1/2044	395,319
	California Institute of Technology
250,000	4.700%, 11/1/2111	255,208
	Dartmouth College
125,000	3.760%, 6/1/2043	118,805
	Massachusetts Institute of Technology
375,000	4.678%, 7/1/2114	401,768
	President and Fellows of Harvard College
375,000	3.619%, 10/1/2037	363,878

	Total	1,534,978

Energy (0.1%)
	Petroleos Mexicanos
210,000	2.378%, 4/15/2025	204,556

	Total	204,556

Financials (2.7%)
	Bank Nederlandse Gemeenten NV
2,000,000	2.401%, (LIBOR 3M + 0.070%), 3/11/2022[a,b]	2,002,620
	North American Development Bank
400,000	2.300%, 10/10/2018	400,025
	Oesterreichische Kontrollbank AG
2,000,000	2.875%, 9/7/2021	1,989,560
	Preferred Term Securities XXIII, Ltd.
456,902	2.534%, (LIBOR 3M + 0.200%), 12/22/2036*,b	431,477

	Total	4,823,682

Foreign Government (9.2%)
	African Development Bank
2,000,000	3.000%, 9/20/2023	1,988,295
	CPPIB Capital, Inc.
2,000,000	3.125%, 9/25/2023[a]	1,992,174
	Development Bank of Japan, Inc.
750,000	2.125%, 9/1/2022[a]	716,075
	European Investment Bank
2,000,000	2.500%, 3/15/2023	1,948,907
	Export Development Canada
2,000,000	2.500%, 1/24/2023	1,951,989
	Export-Import Bank of Korea
200,000	2.250%, 1/21/2020	197,499

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (100.4%)	Value
Foreign Government (9.2%) - continued
	Inter-American Development Bank
$500,000	3.000%, 10/4/2023	$497,462
1,000,000	3.125%, 9/18/2028	991,218
400,000	4.375%, 1/24/2044	464,128
	Jordan Government International Bond
500,000	2.503%, 10/30/2020	495,351
	Kommunalbanken AS
2,000,000	2.500%, 1/11/2023[a]	1,949,196
	Mexico Government International Bond
250,000	3.600%, 1/30/2025	242,750
	Poland Government International Bond
250,000	4.000%, 1/22/2024	254,894
	Province of Quebec
400,000	7.500%, 7/15/2023	470,643
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[a]	491,013
2,000,000	2.375%, 2/15/2023[a]	1,942,920

	Total	16,594,514

Mortgage-Backed Securities (30.4%)
	Federal Home Loan Mortgage Corporation - REMIC
1,272,097	3.000%, 5/15/2045, Ser. 4631, Class PA	1,241,780
1,366,071	3.000%, 3/15/2047, Ser. 4734, Class JA	1,331,906
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,062,500	4.000%, 10/1/2048[e]	6,121,417
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,647,912	3.000%, 3/15/2045, Ser. 4741, Class GA	1,611,506
	Federal National Mortgage Association - REMIC
689,227	3.000%, 6/25/2046, Ser. 2017-58, Class P	670,986
1,971,323	3.500%, 12/25/2047, Ser. 2018-41, Class PB	1,953,441
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
487,500	3.500%, 10/1/2033[e]	490,006
3,400,000	5.000%, 10/1/2048[e]	3,569,203
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
46	10.500%, 8/1/2020	46
1,052	8.000%, 4/1/2030	1,221
13,345,000	3.500%, 10/1/2048[e]	13,132,454
14,137,500	4.000%, 10/1/2048[e]	14,275,199
10,100,000	4.500%, 10/1/2048[e]	10,419,176
	Government National Mortgage Association 30-Yr. Pass Through
850	9.000%, 9/15/2024	910

	Total	54,819,251

Principal Amount	Long-Term Fixed Income (100.4%)	Value
U.S. Government and Agencies (43.6%)
	Federal Farm Credit Bank
$1,000,000	2.268%, (LIBOR 1M + 0.120%), 11/13/2018[b]	$1,000,271
400,000	2.210%, 8/1/2024	380,572
	Federal Home Loan Bank
3,000,000	2.375%, 3/30/2020	2,981,487
	Federal Home Loan Mortgage Corporation
350,000	6.750%, 3/15/2031	468,411
	Federal National Mortgage Association
650,000	2.500%, 4/13/2021	643,368
2,500,000	2.875%, 9/12/2023	2,481,883
800,000	1.875%, 9/24/2026	724,968
500,000	5.960%, 9/11/2028	611,927
100,000	6.250%, 5/15/2029	126,042
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	211,057
	Tennessee Valley Authority
2,500,000	2.250%, 3/15/2020	2,481,463
1,625,000	5.250%, 9/15/2039	1,989,936
	U.S. Treasury Bonds
2,050,000	2.250%, 11/15/2027	1,918,992
300,000	5.500%, 8/15/2028	362,191
2,500,000	5.250%, 11/15/2028	2,974,121
1,225,000	3.000%, 5/15/2042	1,186,288
3,095,000	2.500%, 5/15/2046	2,697,728
	U.S. Treasury Bonds, TIPS
7,151,480	0.500%, 1/15/2028	6,865,421
6,263,760	0.875%, 2/15/2047	5,988,171
	U.S. Treasury Notes
1,000,000	1.000%, 3/15/2019	993,750
6,000,000	0.875%, 9/15/2019	5,900,859
5,625,000	1.750%, 11/30/2019	5,564,355
1,500,000	1.375%, 12/15/2019	1,476,563
2,500,000	1.375%, 2/15/2020	2,454,199
1,350,000	1.875%, 12/15/2020	1,322,314
1,000,000	2.250%, 7/31/2021	982,891
5,095,000	1.125%, 8/31/2021	4,846,022
1,500,000	1.875%, 7/31/2022	1,443,340
725,000	2.000%, 11/30/2022	698,605
750,000	2.125%, 7/31/2024	715,723
7,600,000	2.250%, 11/15/2024	7,284,125
2,825,000	2.125%, 11/30/2024	2,687,392
100,000	2.875%, 7/31/2025	99,164
	U.S.Treasury Notes, TIPS
2,072,440	0.125%, 4/15/2022	2,013,802
4,058,160	0.625%, 4/15/2023	4,006,270

	Total	78,583,671

	Total Long-Term Fixed Income (cost $182,912,128)	180,872,435

Shares or Principal Amount	Short-Term Investments (26.1%)	Value
	Federal Farm Credit Bank Discount Notes
1,000,000	2.000%, 10/17/2018[f]	999,062
	Federal Home Loan Bank Discount Notes
1,000,000	2.085%, 10/17/2018[f]	999,062

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (26.1%)	Value
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	2.040%, 11/14/2018[f,g]	$997,372
1,000,000	2.095%, 11/20/2018[f]	997,014
	Thrivent Core Short-Term Reserve Fund
4,306,683	2.340%	43,066,832

	Total Short-Term Investments (cost $47,059,156)	47,059,342

	Total Investments (cost $229,971,284) 126.5%	$227,931,777

	Other Assets and Liabilities, Net (26.5%)	(47,801,232)

	Total Net Assets 100.0%	$180,130,545

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $9,279,731 or 5.2% of total net assets.

b

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	All or a portion of the security is insured or guaranteed.
d

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 28, 2018.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Government Bond Portfolio as of September 28, 2018 was $844,755 or 0.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 28, 2018.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	$456,902
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	435,824

    Definitions:

ACES	-	Alternative Credit Enhancement Securities
REMIC	-	Real Estate Mortgage Investment Conduit
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Government Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	3,267,798	–	3,267,798	–
Collateralized Mortgage Obligations	1,891,983	–	1,891,983	–
Commercial Mortgage-Backed Securities	19,152,002	–	19,152,002	–
Consumer Cyclical	1,534,978	–	1,534,978	–
Energy	204,556	–	204,556	–
Financials	4,823,682	–	4,823,682	–
Foreign Government	16,594,514	–	16,594,514	–
Mortgage-Backed Securities	54,819,251	–	54,819,251	–
U.S. Government and Agencies	78,583,671	–	78,583,671	–
Short-Term Investments	3,992,510	–	3,992,510	–

Subtotal Investments in Securities	$184,864,945	$–	$184,864,945	$–

Other Investments *	Total
Short-Term Investments	43,066,832
Subtotal Other Investments	$43,066,832

Total Investments at Value	$227,931,777

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	65,845	65,845	–	–

Total Asset Derivatives	$65,845	$65,845	$–	$–

Liability Derivatives
Futures Contracts	165,824	165,824	–	–

Total Liability Derivatives	$165,824	$165,824	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

The following table presents Government Bond Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $199,474 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	52	December 2018	$6,237,698	($61,073)
CBOT 5-Yr. U.S. Treasury Note	19	December 2018	2,142,903	(5,848)
CBOT U.S. Long Bond	23	December 2018	3,330,403	(98,903)
Total Futures Long Contracts			$11,711,004	($165,824)

CBOT 2-Yr. U.S. Treasury Note	(92)	December 2018	($19,453,408)	$65,845
Total Futures Short Contracts			($19,453,408)	$65,845

Total Futures Contracts			($7,742,404)	($99,979)

Reference Description:

CBOT	-	Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Government Bond Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$11,030	$101,499	$69,462	4,307	$43,067	23.9%
Total Affiliated Short-Term Investments	11,030				43,067	23.9

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	12,705	12,705	–	–	–
Total Collateral Held for Securities Loaned	–				–	–

Total Value	$11,030				$43,067

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$733
Total Income from Affiliated Investments				$733

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	4
Total Affiliated Income from Securities Loaned, Net				$4

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Basic Materials (0.6%)
	Contura Energy, Inc., Term Loan
$3,373,750	7.300%, (LIBOR 2M + 5.000%), 3/17/2024[b,c]	$3,365,316
	Starfruit US Holdco, LLC, Term Loan
1,604,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,d,e]	1,610,127

	Total	4,975,443

Capital Goods (0.2%)
	Vertiv Group Corporation, Term Loan
1,729,957	6.313%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,735,718

	Total	1,735,718

Communications Services (0.8%)
	Frontier Communications Corporation, Term Loan
4,221,562	6.000%, (LIBOR 1M + 3.750%), 6/15/2024[b]	4,131,179
	Univision Communications, Inc., Term Loan
3,201,251	4.992%, (LIBOR 1M + 2.750%), 3/15/2024[b]	3,110,815

	Total	7,241,994

Consumer Cyclical (0.5%)
	Cengage Learning Acquisitions, Term Loan
4,160,088	6.415%, (LIBOR 1M + 4.250%), 6/7/2023[b]	3,874,082

	Total	3,874,082

Consumer Non-Cyclical (0.2%)
	Revlon Consumer Products Corporation, Term Loan
2,326,524	5.813%, (LIBOR 3M + 3.500%), 9/7/2023[b]	1,770,484

	Total	1,770,484

	Total Bank Loans (cost $19,766,881)	19,597,721

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
1,585,421	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[f]	1,121,457

	Total	1,121,457

Basic Materials (8.2%)
	Alcoa Nederland Holding BV
1,575,000	6.750%, 9/30/2024[g]	1,665,562
	Alcoa, Inc.
1,605,000	5.125%, 10/1/2024	1,615,818
	Anglo American Capital plc
4,205,000	4.750%, 4/10/2027[g]	4,097,553
	ArcelorMittal SA
1,014,000	6.125%, 6/1/2025	1,101,689
	Big River Steel, LLC
3,610,000	7.250%, 9/1/2025[g]	3,826,600
	BWAY Holding Company
2,670,000	5.500%, 4/15/2024[g]	2,624,850
	Cleveland-Cliffs, Inc.
3,205,000	5.750%, 3/1/2025	3,116,862

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Basic Materials (8.2%) - continued
	Consolidated Energy Finance SA
$2,670,000	6.875%, 6/15/2025[g]	$2,773,462
	First Quantum Minerals, Ltd.
2,140,000	7.000%, 2/15/2021[g]	2,115,925
2,675,000	7.250%, 4/1/2023[g]	2,547,937
2,140,000	6.875%, 3/1/2026[g]	1,942,050
	Grinding Media, Inc.
3,500,000	7.375%, 12/15/2023[g]	3,642,590
	Hexion, Inc.
2,565,000	6.625%, 4/15/2020	2,411,100
1,600,000	10.375%, 2/1/2022[g]	1,556,000
	Hudbay Minerals, Inc.
375,000	7.250%, 1/15/2023[g]	385,354
750,000	7.625%, 1/15/2025[g]	774,375
	Krayton Polymers, LLC
2,675,000	7.000%, 4/15/2025[g]	2,748,563
	Mercer International, Inc.
3,215,000	5.500%, 1/15/2026	3,150,700
	Midwest Vanadium, Pty. Ltd.
3,197,756	11.500%, 2/15/2018*,h,i	9,913
	Novelis Corporation
1,570,000	6.250%, 8/15/2024[g]	1,601,400
2,240,000	5.875%, 9/30/2026[g]	2,186,800
	OCI NV
750,000	6.625%, 4/15/2023[g]	776,250
	Olin Corporation
3,210,000	5.000%, 2/1/2030	3,001,350
	Peabody Securities Finance Corporation
3,180,000	6.000%, 3/31/2022[g]	3,231,675
	Platform Specialty Products Corporation
3,500,000	5.875%, 12/1/2025[g]	3,453,695
	Starfruit US Holdco, LLC
2,137,000	8.000%, 10/1/2026[e,g]	2,166,384
	Trinseo Materials Operating SCA
3,200,000	5.375%, 9/1/2025[g]	3,084,960
	Tronox Finance plc
3,210,000	5.750%, 10/1/2025[g]	2,977,275
	United States Steel Corporation
2,135,000	6.875%, 8/15/2025	2,180,369
2,650,000	6.250%, 3/15/2026	2,626,813

	Total	69,393,874

Capital Goods (10.1%)
	Abengoa Abnewco 2 SAU
3,823,457	0.236%,PIK 1.264%, 9/29/2022[g,j]	726,457
	ABG Orphan Holdco SARL
287,192	2.211%,PIK 11.789%, 2/28/2021[g,j]	305,670
274,270	4.902%,PIK 9.098%, 2/28/2021[g,j]	292,630
	Advanced Disposal Services, Inc.
3,155,000	5.625%, 11/15/2024[g]	3,189,673
	AECOM
1,065,000	5.875%, 10/15/2024	1,127,984
1,590,000	5.125%, 3/15/2027	1,550,409
	Arconic, Inc.
1,605,000	5.900%, 2/1/2027	1,633,264
	Ardagh Packaging Finance plc
4,190,000	7.250%, 5/15/2024[g]	4,383,787
3,720,000	6.000%, 2/15/2025[g]	3,653,040
	BBA US Holdings, Inc.
540,000	5.375%, 5/1/2026[g]	542,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Capital Goods (10.1%) - continued
	Berry Global, Inc.
$1,740,000	4.500%, 2/15/2026[g]	$1,653,000
	Berry Plastics Corporation
6,370,000	5.125%, 7/15/2023	6,438,477
	Bombardier, Inc.
2,945,000	7.500%, 3/15/2025[g]	3,037,031
	BWAY Holding Company
3,205,000	7.250%, 4/15/2025[g]	3,124,554
	Cemex SAB de CV
2,750,000	5.700%, 1/11/2025[g]	2,798,125
2,670,000	6.125%, 5/5/2025[g]	2,753,437
	Crown Cork & Seal Company, Inc.
3,210,000	7.375%, 12/15/2026	3,490,875
	Flex Acquisition Company, Inc.
3,205,000	6.875%, 1/15/2025[g]	3,060,775
1,300,000	7.875%, 7/15/2026[g]	1,283,750
	GFL Environmental, Inc.
3,210,000	7.000%, 6/1/2026[g]	3,101,662
	H&E Equipment Services, Inc.
4,971,000	5.625%, 9/1/2025	4,958,572
	Herc Rentals, Inc.
3,592,000	7.750%, 6/1/2024[g]	3,865,208
	James Hardie International Finance Designated Activity Company
1,600,000	5.000%, 1/15/2028[g]	1,512,000
	Jeld-Wen, Inc.
2,670,000	4.875%, 12/15/2027[g]	2,433,038
	Masonite International Corporation
2,828,000	5.625%, 3/15/2023[g]	2,891,630
	New Enterprise Stone & Lime Company, Inc.
2,145,000	6.250%, 3/15/2026[g]	2,161,088
	Owens-Brockway Glass Container, Inc.
3,070,000	5.875%, 8/15/2023[g]	3,158,263
	Reynolds Group Issuer, Inc.
2,175,000	5.125%, 7/15/2023[g]	2,163,038
	Ritchie Bros. Auctioneers, Inc.
1,455,000	5.375%, 1/15/2025[g]	1,454,273
	Summit Materials, LLC
2,650,000	6.125%, 7/15/2023	2,687,577
2,135,000	5.125%, 6/1/2025[g]	2,001,563
	U.S. Concrete, Inc.
2,880,000	6.375%, 6/1/2024	2,913,696
	United Rentals North America, Inc.
1,060,000	5.500%, 7/15/2025	1,081,200
2,620,000	5.875%, 9/15/2026	2,688,775
	Waste Pro USA, Inc.
1,000,000	5.500%, 2/15/2026[g]	977,500

	Total	85,094,046

Communications Services (14.0%)
	AMC Networks, Inc.
3,100,000	5.000%, 4/1/2024	3,053,500
	Block Communications, Inc.
3,720,000	6.875%, 2/15/2025[g]	3,813,000
	CBS Radio, Inc.
1,835,000	7.250%, 11/1/2024[g,k]	1,763,398
	CCO Holdings, LLC
5,500,000	5.875%, 4/1/2024[g]	5,616,875
	CCOH Safari, LLC
2,500,000	5.750%, 2/15/2026[g]	2,509,375
	Cengage Learning, Inc.
1,705,000	9.500%, 6/15/2024[g]	1,468,431

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Communications Services (14.0%) - continued
	CenturyLink, Inc.
$2,145,000	7.500%, 4/1/2024[k]	$2,292,469
	Clear Channel Worldwide Holdings, Inc.
3,195,000	6.500%, 11/15/2022	3,260,082
	Digicel Group, Ltd.
1,765,000	8.250%, 9/30/2020[g]	1,345,812
	Digicel, Ltd.
5,750,000	6.000%, 4/15/2021*,k	5,333,125
	Embarq Corporation
2,670,000	7.995%, 6/1/2036	2,663,325
	Frontier Communications Corporation
1,875,000	10.500%, 9/15/2022	1,662,881
	Gray Television, Inc.
3,560,000	5.875%, 7/15/2026[g]	3,528,850
	Intelsat Jackson Holdings SA
8,570,000	5.500%, 8/1/2023	7,901,540
	Level 3 Financing, Inc.
5,510,000	5.375%, 5/1/2025	5,510,000
1,700,000	5.250%, 3/15/2026	1,672,460
	McGraw-Hill Global Education Holdings, LLC
3,145,000	7.875%, 5/15/2024[g,k]	2,818,706
	Meredith Corporation
4,150,000	6.875%, 2/1/2026[g]	4,253,750
	Neptune Finco Corporation
4,733,000	10.875%, 10/15/2025[g]	5,496,196
	Qualitytech, LP
3,740,000	4.750%, 11/15/2025[g]	3,581,761
	SFR Group SA
2,710,000	6.250%, 5/15/2024[g]	2,678,158
2,620,000	7.375%, 5/1/2026[g]	2,622,751
	Sinclair Television Group, Inc.
1,570,000	5.875%, 3/15/2026[g]	1,530,907
2,140,000	5.125%, 2/15/2027[g,k]	1,968,800
	Sprint Communications, Inc.
5,130,000	6.000%, 11/15/2022	5,232,600
	Sprint Corporation
15,495,000	7.625%, 2/15/2025	16,432,448
	T-Mobile USA, Inc.
3,450,000	6.000%, 4/15/2024	3,577,650
	VeriSign, Inc.
2,630,000	4.750%, 7/15/2027	2,563,461
	Virgin Media Secured Finance plc
1,170,000	5.250%, 1/15/2026[g]	1,144,014
1,050,000	5.500%, 8/15/2026[g]	1,039,500
	Windstream Services, LLC
3,880,000	8.625%, 10/31/2025[g]	3,724,800
	WMG Acquisition Corporation
2,675,000	5.500%, 4/15/2026[g]	2,654,938
	Zayo Group, LLC
3,925,000	6.375%, 5/15/2025	4,078,154

	Total	118,793,717

Consumer Cyclical (13.6%)
	Allison Transmission, Inc.
3,835,000	5.000%, 10/1/2024[g]	3,815,825
	AMC Entertainment Holdings, Inc.
4,670,000	5.750%, 6/15/2025[k]	4,469,190
	American Axle & Manufacturing, Inc.
4,268,000	6.250%, 4/1/2025[k]	4,250,288
	Brookfield Residential Properties, Inc.
3,960,000	6.125%, 7/1/2022[g]	3,960,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Consumer Cyclical (13.6%) - continued
	Choice Hotels International, Inc.
$3,445,000	5.750%, 7/1/2022	$3,634,475
	Cinemark USA, Inc.
4,475,000	4.875%, 6/1/2023	4,402,281
	Dana Financing Luxembourg SARL
3,925,000	6.500%, 6/1/2026[g]	3,999,771
	Delphi Jersey Holdings plc
4,415,000	5.000%, 10/1/2025[g]	4,155,619
	Hanesbrands, Inc.
4,145,000	4.875%, 5/15/2026[g]	3,963,656
	Hilton Escrow Issuer, LLC
4,280,000	4.250%, 9/1/2024	4,142,184
	KAR Auction Services, Inc.
2,670,000	5.125%, 6/1/2025[g]	2,589,900
	KB Home
2,000,000	8.000%, 3/15/2020	2,115,200
	L Brands, Inc.
1,860,000	5.625%, 2/15/2022	1,879,158
1,413,000	6.694%, 1/15/2027[g]	1,321,155
	Landry’s, Inc.
3,700,000	6.750%, 10/15/2024[g]	3,753,206
	Lennar Corporation
3,710,000	4.125%, 1/15/2022	3,686,961
1,525,000	4.500%, 4/30/2024	1,493,280
1,590,000	4.750%, 5/30/2025	1,550,250
	Live Nation Entertainment, Inc.
3,265,000	4.875%, 11/1/2024[g]	3,207,862
530,000	5.625%, 3/15/2026[g]	535,300
	Mattamy Group Corporation
3,180,000	6.875%, 12/15/2023[g]	3,199,875
1,070,000	6.500%, 10/1/2025[g]	1,037,900
	MGM Resorts International
3,500,000	5.750%, 6/15/2025	3,507,000
	Navistar International Corporation
3,500,000	6.625%, 11/1/2025[g]	3,640,000
	New Red Finance, Inc.
2,410,000	5.000%, 10/15/2025[g]	2,307,599
	PGT Escrow Issuer, Inc.
2,675,000	6.750%, 8/1/2026[g]	2,775,312
	Prime Security Services Borrower, LLC
2,635,000	9.250%, 5/15/2023[g]	2,818,132
	RHP Hotel Properties, LP
790,000	5.000%, 4/15/2021	791,975
960,000	5.000%, 4/15/2023	960,403
	Rite Aid Corporation
1,070,000	6.125%, 4/1/2023[g]	958,988
	Scientific Games International, Inc.
2,190,000	6.625%, 5/15/2021	2,179,050
2,650,000	10.000%, 12/1/2022	2,807,861
2,000,000	5.000%, 10/15/2025[g]	1,900,000
	Seminole Indian Tribe of Florida
2,100,000	7.804%, 10/1/2020*	2,121,000
	ServiceMaster Company, LLC
2,670,000	5.125%, 11/15/2024[g]	2,636,251
	Six Flags Entertainment Corporation
5,355,000	4.875%, 7/31/2024[g]	5,245,223
	Stars Group Holdings BV
2,550,000	7.000%, 7/15/2026[g]	2,630,810
	Station Casinos, LLC
530,000	5.000%, 10/1/2025[g]	507,634
	Studio City Finance, Ltd.
2,665,000	8.500%, 12/1/2020[g,k]	2,671,663
	Tunica-Biloxi Gaming Authority
6,051,624	3.780%, 12/15/2020*	1,618,809

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Consumer Cyclical (13.6%) - continued
	Wabash National Corporation
$3,750,000	5.500%, 10/1/2025[g]	$3,581,250
	Wyndham Destinations, Inc.
1,110,000	4.500%, 4/1/2027	1,046,175
	Yum! Brands, Inc.
2,090,000	5.250%, 6/1/2026[g]	2,086,343

	Total	115,954,814

Consumer Non-Cyclical (10.0%)
	Air Medical Merger Sub Corporation
3,190,000	6.375%, 5/15/2023[g]	2,863,025
	Albertsons Companies, LLC
4,170,000	6.625%, 6/15/2024	4,008,412
	Alliance One International, Inc.
3,100,000	9.875%, 7/15/2021[k]	3,010,875
	Cott Holdings, Inc.
2,138,000	5.500%, 4/1/2025[g]	2,087,222
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[g]	4,218,800
	HCA, Inc.
2,645,000	6.500%, 2/15/2020	2,746,171
4,810,000	5.875%, 3/15/2022	5,098,600
2,035,000	4.750%, 5/1/2023	2,073,156
3,705,000	5.375%, 2/1/2025	3,779,100
	JBS USA, LLC
3,250,000	5.875%, 7/15/2024[g]	3,201,250
3,470,000	5.750%, 6/15/2025[g]	3,378,912
	Mallinckrodt International Finance SA
2,005,000	5.625%, 10/15/2023[g,k]	1,774,425
	MPH Acquisition Holdings, LLC
4,190,000	7.125%, 6/1/2024[g]	4,355,505
	Pilgrim’s Pride Corporation
3,215,000	5.750%, 3/15/2025[g]	3,094,437
	Post Holdings, Inc.
1,590,000	5.500%, 3/1/2025[g]	1,577,280
3,210,000	5.000%, 8/15/2026[g]	3,035,216
	Simmons Foods, Inc.
3,695,000	5.750%, 11/1/2024[g]	2,831,294
	Spectrum Brands, Inc.
4,280,000	5.750%, 7/15/2025	4,322,800
	Teleflex, Inc.
2,525,000	5.250%, 6/15/2024	2,597,089
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,351,563
530,000	7.500%, 1/1/2022[g]	553,188
	Teva Pharmaceutical Finance Netherlands III BV
2,945,000	3.150%, 10/1/2026	2,450,700
	Transocean Pontus, Ltd.
535,000	6.125%, 8/1/2025[g]	543,688
	Valeant Pharmaceuticals International, Inc.
1,590,000	5.625%, 12/1/2021[g]	1,584,038
7,910,000	5.500%, 3/1/2023[g]	7,609,420
2,675,000	5.875%, 5/15/2023[g]	2,596,756
2,680,000	8.500%, 1/31/2027[g]	2,814,000
	VPII Escrow Corporation
3,170,000	7.500%, 7/15/2021[g]	3,229,438

	Total	84,786,360

Energy (16.2%)
	Alliance Resource Operating Partners, LP
2,670,000	7.500%, 5/1/2025[g]	2,843,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Energy (16.2%) - continued
	Antero Resources Corporation
$1,585,000	5.125%, 12/1/2022	$1,604,812
2,640,000	5.625%, 6/1/2023	2,702,700
	California Resources Corporation
5,890,000	8.000%, 12/15/2022[g,k]	5,617,587
	Centennial Resource Production, LLC
5,085,000	5.375%, 1/15/2026[g]	5,059,575
	Cheniere Corpus Christi Holdings, LLC
6,910,000	7.000%, 6/30/2024	7,566,450
	Cheniere Energy Partners, LP
3,875,000	5.625%, 10/1/2026[g]	3,902,900
	Chesapeake Energy Corporation
1,100,000	7.000%, 10/1/2024	1,100,000
4,281,000	8.000%, 1/15/2025[k]	4,417,992
	CrownRock Finance, Inc.
3,750,000	5.625%, 10/15/2025[g]	3,670,312
	Diamondback Energy, Inc.
3,210,000	4.750%, 11/1/2024	3,214,012
	Endeavor Energy Resources, LP
650,000	5.500%, 1/30/2026[g]	650,000
2,675,000	5.750%, 1/30/2028[g]	2,675,000
	Energy Transfer Equity, LP
2,280,000	4.250%, 3/15/2023	2,265,750
4,245,000	5.500%, 6/1/2027	4,405,461
	EnLink Midstream Partners, LP
2,675,000	4.150%, 6/1/2025	2,535,593
	Ensco plc
3,740,000	4.500%, 10/1/2024	3,211,725
	Genesis Energy, LP
2,680,000	6.750%, 8/1/2022	2,733,600
	Hornbeck Offshore Services, Inc.
535,000	5.875%, 4/1/2020	417,300
1,070,000	5.000%, 3/1/2021	786,450
	MEG Energy Corporation
2,290,000	6.375%, 1/30/2023[g]	2,083,900
	Murphy Oil Corporation
1,310,000	6.875%, 8/15/2024	1,386,597
1,870,000	5.750%, 8/15/2025	1,899,739
	Nabors Industries, Inc.
3,200,000	5.750%, 2/1/2025[g]	3,066,813
	Noble Holding International, Ltd.
3,210,000	7.750%, 1/15/2024	3,185,925
	Pacific Drilling First Lien Escrow Issuer, Ltd.
3,500,000	8.375%, 10/1/2023[g]	3,613,750
	Pacific Drilling Second Lien Escrow Issuer, Ltd.
500,000	11.000%, PIK 12.000%, 4/1/2024[g,j]	540,000
	Parsley Energy, LLC
3,200,000	5.625%, 10/15/2027[g]	3,208,000
	Plains All American Pipeline, LP
3,205,000	4.650%, 10/15/2025	3,237,326
	Precision Drilling Corporation
1,180,000	7.750%, 12/15/2023	1,247,850
1,350,000	5.250%, 11/15/2024	1,289,250
1,070,000	7.125%, 1/15/2026[g]	1,099,425
	Rowan Companies, Inc.
3,475,000	4.875%, 6/1/2022	3,340,344
	Sanchez Energy Corporation
2,670,000	7.250%, 2/15/2023[g,k]	2,629,950
	SESI, LLC
4,280,000	7.750%, 9/15/2024	4,365,600

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Energy (16.2%) - continued
	SM Energy Company
$2,675,000	5.000%, 1/15/2024	$2,614,812
535,000	6.625%, 1/15/2027	553,056
	Southwestern Energy Company
4,285,000	7.500%, 4/1/2026	4,488,538
	Sunoco, LP
2,675,000	4.875%, 1/15/2023[g]	2,648,250
1,090,000	5.500%, 2/15/2026[g]	1,052,940
	Tallgrass Energy Partners, LP
3,250,000	4.750%, 10/1/2023[g]	3,249,025
4,340,000	5.500%, 1/15/2028[g]	4,377,975
	Targa Resources Partners, LP
2,140,000	5.125%, 2/1/2025	2,150,700
	Tesoro Logistics, LP
2,000,000	5.250%, 1/15/2025	2,048,360
	Transocean, Inc.
1,070,000	7.500%, 1/15/2026[g]	1,104,775
3,745,000	7.500%, 4/15/2031[k]	3,567,113
	Weatherford International, Ltd.
2,355,000	4.500%, 4/15/2022	2,060,625
	Whiting Petroleum Corporation
3,210,000	6.625%, 1/15/2026	3,338,400
	Williams Companies, Inc.
2,680,000	4.550%, 6/24/2024	2,722,049
	WPX Energy, Inc.
3,210,000	8.250%, 8/1/2023	3,643,350

	Total	137,195,206

Financials (8.7%)
	Ally Financial, Inc.
4,170,000	4.125%, 3/30/2020	4,185,638
4,000,000	5.750%, 11/20/2025[k]	4,130,000
	ASP AMC Merger Sub, Inc.
5,200,000	8.000%, 5/15/2025[g]	3,952,000
	Avolon Holdings Funding, Ltd.
1,070,000	5.500%, 1/15/2023[g]	1,086,050
2,670,000	5.125%, 10/1/2023[g]	2,693,363
	Barclays plc
800,000	7.750%, 9/15/2023[b,l]	802,000
	Centene Escrow Corporation
4,440,000	6.125%, 2/15/2024	4,673,100
	CIT Group, Inc.
1,429,000	5.000%, 8/15/2022	1,460,438
1,251,000	5.000%, 8/1/2023	1,276,145
1,740,000	4.750%, 2/16/2024	1,743,480
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%, 8/1/2021[g]	3,796,800
	Genworth Holdings, Inc.
2,360,000	4.900%, 8/15/2023	2,041,400
	Icahn Enterprises, LP
2,125,000	6.000%, 8/1/2020	2,163,611
1,870,000	6.250%, 2/1/2022	1,916,750
	Iron Mountain, Inc.
2,140,000	5.750%, 8/15/2024	2,117,530
	MPT Operating Partnership, LP
3,010,000	5.500%, 5/1/2024	3,038,595
1,340,000	5.000%, 10/15/2027	1,295,740
	Navient Corporation
3,000,000	5.500%, 1/25/2023	2,992,500
	Park Aerospace Holdings, Ltd.
1,605,000	5.250%, 8/15/2022[g]	1,621,050
4,285,000	4.500%, 3/15/2023[g]	4,183,231
1,995,000	5.500%, 2/15/2024[g]	2,042,381

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Financials (8.7%) - continued
	Quicken Loans, Inc.
$4,015,000	5.750%, 5/1/2025[g]	$4,009,981
	Royal Bank of Scotland Group plc
3,100,000	5.125%, 5/28/2024	3,101,637
	Springleaf Finance Corporation
2,670,000	6.875%, 3/15/2025	2,668,665
	Synchrony Financial
4,280,000	3.950%, 12/1/2027	3,877,817
	VEREIT Operating Partnership, LP
3,955,000	4.875%, 6/1/2026	3,989,160
	Wand Merger Corporation
2,900,000	8.125%, 7/15/2023[g]	3,037,170

	Total	73,896,232

Foreign Government (0.3%)
	Argentina Government International Bond
3,180,000	6.875%, 1/26/2027	2,703,000

	Total	2,703,000

Technology (5.5%)
	Alliance Data Systems Corporation
6,880,000	5.375%, 8/1/2022[g]	6,931,600
	Anixter, Inc.
2,455,000	5.125%, 10/1/2021	2,497,962
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[g]	4,927,800
	Diamond Finance Corporation
2,680,000	7.125%, 6/15/2024[g]	2,878,588
	First Data Corporation
1,910,000	7.000%, 12/1/2023[g]	1,988,787
	Harland Clarke Holdings Corporation
4,020,000	8.375%, 8/15/2022[g]	3,854,175
	Inception Merger Sub, Inc.
5,345,000	8.625%, 11/15/2024[g,k]	5,204,694
	Iron Mountain, Inc.
3,745,000	5.250%, 3/15/2028[g]	3,473,488
	Nielsen Company SARL
3,210,000	5.000%, 2/1/2025[g,k]	3,145,800
	Plantronics, Inc.
2,390,000	5.500%, 5/31/2023[g]	2,378,050
	Seagate HDD Cayman
4,540,000	4.750%, 1/1/2025	4,351,252
	Western Digital Corporation
5,000,000	4.750%, 2/15/2026	4,835,375

	Total	46,467,571

Transportation (1.2%)
	Hertz Corporation
2,135,000	7.625%, 6/1/2022[g]	2,108,312
	United Continental Holdings, Inc.
3,000,000	4.250%, 10/1/2022	2,970,000
	XPO Logistics, Inc.
3,533,000	6.500%, 6/15/2022[g]	3,647,822
1,570,000	6.125%, 9/1/2023[g]	1,626,913

	Total	10,353,047

Utilities (3.5%)
	AES Corporation
2,675,000	4.500%, 3/15/2023	2,681,687
2,462,000	5.500%, 4/15/2025	2,523,550
	Covanta Holding Corporation
1,850,000	6.375%, 10/1/2022	1,889,313
1,600,000	5.875%, 7/1/2025	1,616,000

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Utilities (3.5%) - continued
	Dynegy, Inc.
$3,745,000	8.125%, 1/30/2026[g]	$4,124,181
	Electricite de France SA
2,500,000	5.250%, 1/29/2023[b,g,l]	2,500,000
	NGPL Pipeco, LLC
3,210,000	4.875%, 8/15/2027[g]	3,193,950
	NRG Energy, Inc.
1,600,000	6.250%, 5/1/2024	1,664,000
1,680,000	7.250%, 5/15/2026	1,828,126
	Talen Energy Supply, LLC
2,140,000	6.500%, 6/1/2025	1,647,800
	TerraForm Power Operating, LLC
2,140,000	4.250%, 1/31/2023[g]	2,091,850
2,940,000	5.000%, 1/31/2028[g]	2,734,200
	Vistra Operations Company, LLC
1,204,000	5.500%, 9/1/2026[g]	1,217,545

	Total	29,712,202

	Total Long-Term Fixed Income (cost $784,089,243)	775,471,526

Shares	Preferred Stock (0.7%)	Value
Energy (0.3%)
224,011	Crestwood Equity Partners, LP, 9.250%[l]	2,150,506

	Total	2,150,506

Financials (0.4%)
53,000	Federal National Mortgage Association, 0.000%[l,m]	292,030
2,673	Wells Fargo & Company, Convertible, 7.500%[k,l]	3,450,522

	Total	3,742,552

	Total Preferred Stock (cost $6,128,268)	5,893,058

Shares	Registered Investment Companies (0.5%)	Value
Equity Funds/Exchange Traded Funds (0.5%)
28,896	Energy Select Sector SPDR Fund	2,188,583
58,250	SPDR S&P Oil & Gas Exploration & Production ETF[k]	2,521,642

	Total	4,710,225

	Total Registered Investment Companies (cost $3,739,251)	4,710,225

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
569	Lear Corporation	82,505

	Total	82,505

Industrials (<0.1%)
930,630	Abengoa SA, Class Am	16,208
9,928,936	Abengoa SA, Class Bm	34,584

	Total	50,792

Materials (<0.1%)
275	WestRock Company	14,696

	Total	14,696

	Total Common Stock (cost $382,108)	147,993

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Collateral Held for Securities Loaned (6.6%)	Value
55,726,477	Thrivent Cash Management Trust	$55,726,477

	Total Collateral Held for Securities Loaned (cost $55,726,477)	55,726,477

Shares or Principal Amount	Short-Term Investments (3.8%)	Value
	Thrivent Core Short-Term Reserve Fund
3,189,385	2.340%	31,893,848

	Total Short-Term Investments (cost $31,893,849)	31,893,848

	Total Investments (cost $901,726,077) 105.3%	$893,440,848

	Other Assets and Liabilities, Net (5.3%)	(45,013,705)

	Total Net Assets 100.0%	$848,427,143

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 28, 2018.

g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $418,453,175 or 49.3% of total net assets.

h	Defaulted security. Interest is not being accrued.
i	In bankruptcy. Interest is not being accrued.
j

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of September 28, 2018.

k	All or a portion of the security is on loan.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m	Non-income producing security.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Portfolio as of September 28, 2018 was $9,082,847 or 1.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 28, 2018.

Security	Acquisition Date	Cost
Digicel, Ltd., 4/15/2021	3/19/2013	$5,691,834
Midwest Vanadium, Pty. Ltd., 2/15/2019	2/9/2011	3,028,997
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	2,048,147
Tunica-Biloxi Gaming Authority, 12/15/2020	11/8/2005	5,058,065

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of September 28, 2018:

Securities Lending Transactions
Common Stock	$2,393,937
Taxable Debt Security	47,947,965
Preferred Stock	3,227,200
Total lending	$53,569,102
Gross amount payable upon return of collateral for securities loaned	$55,726,477
Net amounts due to counterparty	$2,157,375

Definitions:

ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,975,443	–	1,610,127	3,365,316
Capital Goods	1,735,718	–	1,735,718	–
Communications Services	7,241,994	–	7,241,994	–
Consumer Cyclical	3,874,082	–	3,874,082	–
Consumer Non-Cyclical	1,770,484	–	1,770,484	–
Long-Term Fixed Income
Asset-Backed Securities	1,121,457	–	1,121,457	–
Basic Materials	69,393,874	–	69,393,874	–
Capital Goods	85,094,046	–	85,094,046	–
Communications Services	118,793,717	–	118,793,717	–
Consumer Cyclical	115,954,814	–	115,954,814	–
Consumer Non-Cyclical	84,786,360	–	84,786,360	–
Energy	137,195,206	–	137,195,206	–
Financials	73,896,232	–	73,896,232	–
Foreign Government	2,703,000	–	2,703,000	–
Technology	46,467,571	–	46,467,571	–
Transportation	10,353,047	–	10,353,047	–
Utilities	29,712,202	–	29,712,202	–
Preferred Stock
Energy	2,150,506	2,150,506	–	–
Financials	3,742,552	3,742,552	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	4,710,225	4,710,225	–	–
Common Stock
Consumer Discretionary	82,505	82,505	–	–
Industrials	50,792	–	50,792	–
Materials	14,696	14,696	–	–

Subtotal Investments in Securities	$805,820,523	$10,700,484	$791,754,723	$3,365,316

Other Investments *	Total
Short-Term Investments	31,893,848
Collateral Held for Securities Loaned	55,726,477

Subtotal Other Investments	$87,620,325

Total Investments at Value	$893,440,848

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$34,775	$164,111	$166,992	3,189	$31,894	3.8%
Total Affiliated Short-Term Investments	34,775				31,894	3.8

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	335	192,993	137,602	55,726	55,726	6.6
Total Collateral Held for Securities Loaned	335				55,726	6.6

Total Value	$35,110				$87,620

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$479
Total Income from Affiliated Investments				$479

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	415
Total Affiliated Income from Securities Loaned, Net				$415

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Basic Materials (0.1%)
	Big River Steel, LLC, Term Loan
$242,550	7.386%, (LIBOR 3M + 5.000%), 8/23/2023[b]	$245,885
	Contura Energy, Inc., Term Loan
214,131	7.300%, (LIBOR 2M + 5.000%), 3/17/2024[b,c]	213,595
	MRC Global (US), Inc., Term Loan
258,697	5.242%, (LIBOR 1M + 3.000%), 9/20/2024[b,c]	260,314
	Tronox Finance, LLC, Term Loan
217,542	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	218,312

	Total	938,106

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
459,032	4.413%, (LIBOR 1W + 2.250%), 11/10/2023[b]	460,524
	Ball Metalpack, LLC, Term Loan
99,750	6.742%, (LIBOR 1M + 4.500%), 7/31/2025[b]	100,623
	Sotera Health Holdings, LLC, Term Loan
321,898	5.242%, (LIBOR 1M + 3.000%), 5/15/2022[b]	322,165
	Vertiv Group Corporation, Term Loan
629,599	6.313%, (LIBOR 3M + 4.000%), 11/15/2023[b]	631,696

	Total	1,515,008

Communications Services (0.6%)
	Altice Financing SA, Term Loan
510,000	6.158%, (LIBOR 1M + 4.000%), 1/31/2026[b]	505,537
	Altice France SA, Term Loan
197,500	4.992%, (LIBOR 1M + 2.750%), 7/31/2025[b]	192,563
	CenturyLink, Inc., Term Loan
749,762	4.992%, (LIBOR 1M + 2.750%), 1/31/2025[b]	744,326
	Frontier Communications Corporation, Term Loan
444,375	6.000%, (LIBOR 1M + 3.750%), 6/15/2024[b]	434,861
	HCP Acquisition, LLC, Term Loan
356,244	5.242%, (LIBOR 1M + 3.000%), 5/16/2024[b,d,e]	356,690
	Intelsat Jackson Holdings SA, Term Loan
300,000	5.980%, (LIBOR 1M + 3.750%), 11/27/2023[b]	301,041
	Level 3 Financing, Inc., Term Loan
800,000	4.432%, (LIBOR 1M + 2.250%), 2/22/2024[b]	802,112
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
675,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	662,769
	NEP/NCP Holdco, Inc., Term Loan
531,879	5.492%, (LIBOR 1M + 3.250%), 7/21/2022[b]	531,656
	Radiate Holdco, LLC, Term Loan
987,481	5.242%, (LIBOR 1M + 3.000%), 2/1/2024[b]	985,526

Principal Amount	Bank Loans (2.0%)[a]	Value
Communications Services (0.6%) - continued
	Sprint Communications, Inc., Term Loan
$950,525	4.750%, (LIBOR 1M + 2.500%), 2/2/2024[b]	$952,901
	TNS, Inc., Term Loan
352,068	6.320%, (LIBOR 3M + 4.000%), 8/14/2022[b]	352,729
	Univision Communications, Inc., Term Loan
1,569,876	4.992%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,525,527
	Virgin Media Bristol, LLC, Term Loan
580,000	4.658%, (LIBOR 1M + 2.500%), 1/15/2026[b]	580,858
	WideOpenWest Finance, LLC, Term Loan
331,650	5.408%, (LIBOR 1M + 3.250%), 8/19/2023[b]	324,463
	Windstream Services, LLC, Term Loan
248,731	6.160%, (LIBOR 1M + 4.000%), 3/30/2021[b]	237,745

	Total	9,491,304

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
387,320	4.720%, (LIBOR 1M + 2.500%), 11/17/2024[b]	389,741
	Cengage Learning Acquisitions, Term Loan
829,810	6.415%, (LIBOR 1M + 4.250%), 6/7/2023[b]	772,761
	Golden Entertainment, Inc., Term Loan
610,388	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b]	611,913
	Golden Nugget, Inc., Term Loan
502,309	4.952%, (LIBOR 1M + 2.750%), 10/4/2023[b]	504,022
	Scientific Games International, Inc., Term Loan
895,500	5.034%, (LIBOR 2M + 2.750%), 8/14/2024[b]	893,825
	Stars Group Holdings BV, Term Loan
207,480	5.886%, (LIBOR 3M + 3.500%), 7/10/2025[b]	209,306
	Tenneco, Inc., Term Loan
300,000	0.000%, (LIBOR 3M + 2.750%), 10/1/2025[b,d,e]	300,189

	Total	3,681,757

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
784,075	5.383%, (LIBOR 1M + 3.250%), 4/28/2022[b]	771,334
193,538	6.415%, (LIBOR 1M + 4.250%), 3/14/2025[b]	192,651
	Albertson’s, LLC, Term Loan
188,468	4.992%, (LIBOR 1M + 2.750%), 8/25/2021[b]	188,625
283,565	5.381%, (LIBOR 3M + 3.000%), 12/21/2022[b]	283,619

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Consumer Non-Cyclical (0.4%) - continued
$514,310	5.311%, (LIBOR 3M + 3.000%), 6/22/2023[b]	$514,151
	Anmeal Pharmaceuticals LLC, Term Loan
349,044	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	351,990
	Bausch Health Companies, Inc., Term Loan
570,375	5.104%, (LIBOR 1M + 3.000%), 6/1/2025[b]	573,073
	CHS/Community Health Systems, Inc., Term Loan
404,007	5.563%, (LIBOR 3M + 3.250%), 1/27/2021[b]	398,492
	Endo Luxembourg Finance Company I SARL., Term Loan
537,287	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	540,532
	JBS USA LUX SA, Term Loan
792,925	4.837%, (LIBOR 3M + 2.500%), 10/30/2022[b]	794,463
	McGraw-Hill Global Education Holdings, LLC, Term Loan
745,240	6.242%, (LIBOR 1M + 4.000%), 5/4/2022[b]	722,570
	MPH Acquisition Holdings, LLC, Term Loan
399,526	5.136%, (LIBOR 3M + 2.750%), 6/7/2023[b]	400,253
	Revlon Consumer Products Corporation, Term Loan
295,477	5.813%, (LIBOR 3M + 3.500%), 9/7/2023[b]	224,858

	Total	5,956,611

Energy (<0.1%)
	Houston Fuel Oil Terminal Company, LLC, Term Loan
448,875	5.000%, (LIBOR 1M + 2.750%), 6/26/2025[b]	449,014

	Total	449,014

Financials (0.3%)
	Air Methods Corporation, Term Loan
639,236	5.886%, (LIBOR 3M + 3.500%), 4/21/2024[b]	581,206
	Avolon TLB Borrower 1 US, LLC, Term Loan
468,825	4.165%, (LIBOR 1M + 2.000%), 1/15/2025[b]	470,199
	DTZ U.S. Borrower, LLC, Term Loan
300,000	5.492%, (LIBOR 1M + 3.250%), 8/21/2025[b]	301,125
	GGP Nimbus LP, Term Loan
425,000	4.742%, (LIBOR 1M + 2.500%), 8/24/2025[b]	422,964
	Harland Clarke Holdings Corporation, Term Loan
512,383	7.136%, (LIBOR 3M + 4.750%), 11/3/2023[b]	491,248
	Ineos US Finance, LLC, Term Loan
183,613	4.242%, (LIBOR 1M + 2.000%), 3/31/2024[b]	183,893

Principal Amount	Bank Loans (2.0%)[a]	Value
Financials (0.3%) - continued
	Sable International Finance, Ltd., Term Loan
$975,000	5.492%, (LIBOR 1M + 3.250%), 1/31/2026[b]	$978,793
	Tronox Finance, LLC, Term Loan
502,020	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	503,797

	Total	3,933,225

Technology (0.1%)
	First Data Corporation, Term Loan
975,000	4.212%, (LIBOR 1M + 2.000%), 4/26/2024[b]	975,692
	Plantronics, Inc., Term Loan
600,000	4.742%, (LIBOR 1M + 2.500%), 7/2/2025[b]	601,878
	Rackspace Hosting, Inc., Term Loan
538,497	5.348%, (LIBOR 3M + 3.000%), 11/3/2023[b]	530,926

	Total	2,108,496

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
711,000	6.742%, (LIBOR 1M + 4.500%), 5/18/2023[b]	712,778

	Total	712,778

Utilities (<0.1%)
	GIP III Stetson I, LP, Term Loan
225,000	6.583%, (LIBOR 3M + 4.250%), 7/18/2025[b]	226,055

	Total	226,055

	Total Bank Loans (cost $29,153,525)	29,012,354

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Asset-Backed Securities (2.3%)
	Babson CLO, Ltd.
3,250,000	3.486%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,b	3,250,130
3,900,000	4.970%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class D*,b	3,876,054
	Cent CLO 22, Ltd.
3,200,000	3.753%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,b	3,202,099
	Delta Air Lines, Inc.
1,497,035	4.250%, 7/30/2023	1,494,104
	GMAC Mortgage Corporation Loan Trust
456,501	2.716%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,f]	493,588
	IndyMac Seconds Asset-Backed Trust
354,582	2.556%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,f	210,593
	Magnetite XII, Ltd.
3,200,000	3.242%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR*,b	3,199,987

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Asset-Backed Securities (2.3%) - continued
	Octagon Investment Partners XVI, Ltd.
$2,600,000	3.736%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2R*,b	$2,599,774
	PPM CLO, Ltd.
2,100,000	3.643%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class A*,b	2,097,583
	Renaissance Home Equity Loan Trust
1,811,910	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[g]	1,281,665
	Shackleton CLO, Ltd.
2,150,000	3.509%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1*,b	2,149,837
	Sound Point CLO X, Ltd.
3,200,000	5.048%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DR*,b	3,199,891
	Symphony CLO XV, Ltd.
3,200,000	3.516%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,b	3,201,043
	THL Credit Wind River CLO, Ltd.
3,200,000	5.198%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	3,199,920

	Total	33,456,268

Basic Materials (4.5%)
	Alcoa, Inc.
640,000	5.125%, 10/1/2024	644,314
	Anglo American Capital plc
3,200,000	3.625%, 9/11/2024[h]	3,045,759
5,100,000	4.750%, 4/10/2027[h]	4,969,683
	ArcelorMittal SA
3,180,000	6.125%, 6/1/2025[i]	3,455,001
	Braskem America Finance Company
950,000	7.125%, 7/22/2041[h]	1,096,395
	Braskem Netherlands Finance BV
5,500,000	4.500%, 1/10/2028[h]	5,234,625
	Cleveland-Cliffs, Inc.
640,000	5.750%, 3/1/2025	622,400
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,616,910
1,920,000	3.000%, 11/15/2022	1,871,132
	First Quantum Minerals, Ltd.
640,000	6.500%, 3/1/2024[h]	585,600
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[h]	3,176,120
2,880,000	4.000%, 3/27/2027[h]	2,701,994
	International Paper Company
2,240,000	3.000%, 2/15/2027	2,055,614
	Kinross Gold Corporation
640,000	5.950%, 3/15/2024	652,800
5,220,000	4.500%, 7/15/2027	4,665,636
	Krayton Polymers, LLC
640,000	7.000%, 4/15/2025[h]	657,600
	LyondellBasell Industries NV
1,900,000	6.000%, 11/15/2021	2,017,290
	Novelis Corporation
640,000	5.875%, 9/30/2026[h]	624,800
	Packaging Corporation of America
2,700,000	2.450%, 12/15/2020	2,647,389

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Basic Materials (4.5%) - continued
	Syngenta Finance NV
$3,175,000	4.441%, 4/24/2023[h]	$3,155,087
	Teck Resources, Ltd.
6,420,000	6.125%, 10/1/2035	6,757,050
	Tronox Finance plc
640,000	5.750%, 10/1/2025[h]	593,600
	Vale Overseas, Ltd.
406,000	4.375%, 1/11/2022	409,045
1,920,000	6.250%, 8/10/2026	2,104,128
1,900,000	6.875%, 11/21/2036	2,209,700
	Westlake Chemical Corporation
3,200,000	3.600%, 8/15/2026	3,008,020
	WestRock Company
1,270,000	3.750%, 3/15/2025[h]	1,247,667
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,248,390
	Yara International ASA
50,000	7.875%, 6/11/2019[h]	51,619

	Total	66,125,368

Capital Goods (2.7%)
	AECOM
615,000	5.875%, 10/15/2024	651,371
615,000	5.125%, 3/15/2027	599,687
	Ashtead Capital, Inc.
640,000	4.125%, 8/15/2025[h]	608,000
	BAE Systems plc
1,970,000	4.750%, 10/11/2021[h]	2,033,448
	Berry Global, Inc.
960,000	4.500%, 2/15/2026[h]	912,000
	CNH Industrial Capital, LLC
2,560,000	4.875%, 4/1/2021	2,623,547
	CNH Industrial NV
3,175,000	3.850%, 11/15/2027	3,002,502
	Crown Cork & Seal Company, Inc.
640,000	7.375%, 12/15/2026	696,000
	General Electric Capital Corporation
3,200,000	3.334%, (LIBOR 3M + 1.000%), 3/15/2023[b]	3,223,984
	Jeld-Wen, Inc.
640,000	4.625%, 12/15/2025[h]	590,400
	L3 Technologies, Inc.
1,280,000	4.950%, 2/15/2021	1,316,455
	Northrop Grumman Corporation
2,250,000	3.250%, 1/15/2028	2,115,748
	Owens-Brockway Glass Container, Inc.
1,000,000	5.875%, 8/15/2023[h]	1,028,750
	Republic Services, Inc.
3,170,000	3.550%, 6/1/2022	3,168,808
	Roper Technologies, Inc.
1,920,000	3.125%, 11/15/2022	1,875,065
2,240,000	3.800%, 12/15/2026	2,176,835
	Spirit AeroSystems, Inc.
3,200,000	3.134%, (LIBOR 3M + 0.800%), 6/15/2021[b]	3,206,917
	Textron, Inc.
1,280,000	4.300%, 3/1/2024	1,292,284
630,000	3.875%, 3/1/2025	619,122
2,560,000	3.650%, 3/15/2027	2,448,300
	United Rentals North America, Inc.
625,000	5.500%, 7/15/2025	637,500
	United Technologies Corporation
1,925,000	3.950%, 8/16/2025	1,912,783

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Capital Goods (2.7%) - continued
$3,825,000	4.450%, 11/16/2038	$3,793,577

	Total	40,533,083

Collateralized Mortgage Obligations (0.2%)
	Countrywide Alternative Loan Trust
1,392,214	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	1,332,088
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,457,344	2.615%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	1,402,608
	Wachovia Mortgage Loan Trust, LLC
716,675	3.917%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	650,793

	Total	3,385,489

Communications Services (8.5%)
	21st Century Fox America, Inc.
1,900,000	7.625%, 11/30/2028	2,398,365
2,105,000	6.400%, 12/15/2035	2,679,429
2,300,000	6.150%, 2/15/2041	2,927,881
	American Tower Corporation
3,500,000	3.450%, 9/15/2021	3,485,082
2,560,000	3.125%, 1/15/2027	2,327,867
	AT&T, Inc.
3,190,000	4.450%, 4/1/2024	3,245,192
3,850,000	3.514%, (LIBOR 3M + 1.180%), 6/12/2024[b]	3,867,325
1,240,000	3.400%, 5/15/2025	1,180,020
5,120,000	4.250%, 3/1/2027	5,051,066
2,643,000	4.300%, 2/15/2030[h]	2,539,987
3,190,000	4.300%, 12/15/2042	2,758,227
	Block Communications, Inc.
640,000	6.875%, 2/15/2025[h]	656,000
	CCO Holdings, LLC
640,000	5.500%, 5/1/2026[h]	632,800
	Charter Communications Operating, LLC
1,920,000	4.464%, 7/23/2022	1,951,810
5,675,000	6.484%, 10/23/2045	6,092,787
	Comcast Corporation
1,920,000	3.375%, 8/15/2025	1,853,021
605,000	6.400%, 5/15/2038	715,446
3,200,000	4.650%, 7/15/2042	3,161,351
	Cox Communications, Inc.
3,200,000	3.350%, 9/15/2026[h]	2,971,021
560,000	4.800%, 2/1/2035[h]	522,030
2,405,000	4.700%, 12/15/2042[h]	2,126,760
	Crown Castle International Corporation
960,000	3.400%, 2/15/2021	957,508
4,160,000	5.250%, 1/15/2023	4,359,674
2,200,000	3.150%, 7/15/2023	2,119,681
	Digicel, Ltd.
640,000	6.000%, 4/15/2021*,i	593,600
	Discovery Communications, LLC
1,830,000	3.500%, 6/15/2022[h]	1,800,633
1,600,000	4.900%, 3/11/2026	1,641,410
3,840,000	5.200%, 9/20/2047	3,762,259
	Gray Television, Inc.
640,000	5.125%, 10/15/2024[h]	618,400
	Interpublic Group of Companies, Inc.
3,200,000	3.750%, 10/1/2021	3,206,216

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Communications Services (8.5%) - continued
	Level 3 Financing, Inc.
$640,000	5.250%, 3/15/2026	$629,632
	Meredith Corporation
640,000	6.875%, 2/1/2026[h]	656,000
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,331,243
940,000	3.650%, 11/1/2024	913,054
	Outdoor Americas Capital, LLC
640,000	5.625%, 2/15/2024	647,040
	SES Global Americas Holdings GP
3,180,000	2.500%, 3/25/2019[h]	3,171,966
	Sprint Communications, Inc.
645,000	7.000%, 3/1/2020[h]	669,188
	Sprint Corporation
960,000	7.125%, 6/15/2024	997,200
	Telecom Italia Capital SA
1,498,000	7.721%, 6/4/2038	1,587,880
	Telecom Italia SPA
3,200,000	5.303%, 5/30/2024[h]	3,108,000
	Telefonica Emisiones SAU
3,200,000	4.665%, 3/6/2038	3,002,607
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	3,830,407
	Time Warner Entertainment Company, LP
1,720,000	8.375%, 3/15/2023	1,990,444
	Time Warner, Inc.
1,210,000	4.750%, 3/29/2021	1,246,522
	Verizon Communications, Inc.
2,740,000	3.500%, 11/1/2024	2,702,866
4,400,000	3.414%, (LIBOR 3M + 1.100%), 5/15/2025[b]	4,438,166
1,920,000	5.250%, 3/16/2037	2,044,614
3,830,000	4.862%, 8/21/2046	3,830,643
5,457,000	4.522%, 9/15/2048	5,192,533
	Viacom, Inc.
4,500,000	6.875%, 4/30/2036	5,117,693
	Virgin Media Secured Finance plc
640,000	5.250%, 1/15/2026[h]	625,786
	Vodafone Group plc
2,150,000	5.000%, 5/30/2038	2,119,175
	Zayo Group, LLC
640,000	5.750%, 1/15/2027[h]	641,280

	Total	125,696,787

Consumer Cyclical (4.2%)
	Amazon.com, Inc.
4,480,000	4.050%, 8/22/2047	4,376,350
	American Axle & Manufacturing, Inc.
640,000	6.250%, 4/1/2025[i]	637,344
	Cinemark USA, Inc.
640,000	4.875%, 6/1/2023	629,600
	Daimler Finance North America, LLC
1,900,000	2.891%, (LIBOR 3M + 0.550%), 5/4/2021[b,h]	1,906,506
	Dana, Inc.
640,000	6.000%, 9/15/2023	658,400
	Ford Motor Credit Company, LLC
1,700,000	2.597%, 11/4/2019	1,686,402
1,900,000	3.470%, 4/5/2021	1,876,861
3,200,000	2.979%, 8/3/2022	3,034,853
2,575,000	4.250%, 9/20/2022	2,551,320
1,850,000	3.096%, 5/4/2023	1,734,918

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Consumer Cyclical (4.2%) - continued
	General Motors Company
$3,200,000	3.227%, (LIBOR 3M + 0.900%), 9/10/2021[b]	$3,198,794
1,230,000	5.000%, 4/1/2035	1,148,539
	General Motors Financial Company, Inc.
3,100,000	3.450%, 4/10/2022	3,050,790
2,510,000	4.000%, 1/15/2025	2,429,956
	Hanesbrands, Inc.
640,000	4.625%, 5/15/2024[h]	622,000
	Hilton Escrow Issuer, LLC
640,000	4.250%, 9/1/2024	619,392
	Home Depot, Inc.
960,000	2.125%, 9/15/2026	859,939
3,180,000	4.250%, 4/1/2046	3,243,411
	Hyundai Capital America
1,850,000	3.000%, 3/18/2021[h]	1,807,432
3,850,000	2.450%, 6/15/2021[h]	3,703,771
	Hyundai Capital Services, Inc.
1,920,000	3.000%, 3/6/2022[h]	1,856,142
	L Brands, Inc.
620,000	5.625%, 2/15/2022	626,386
	Lennar Corporation
2,005,000	2.950%, 11/29/2020	1,957,381
1,900,000	4.125%, 1/15/2022	1,888,201
1,900,000	4.500%, 4/30/2024	1,860,480
	Live Nation Entertainment, Inc.
1,280,000	4.875%, 11/1/2024[h]	1,257,600
	Macy’s Retail Holdings, Inc.
500,000	3.875%, 1/15/2022	498,499
775,000	2.875%, 2/15/2023[i]	733,816
1,900,000	6.790%, 7/15/2027	2,040,420
1,275,000	6.700%, 9/15/2028	1,335,605
	Mattamy Group Corporation
640,000	6.500%, 10/1/2025[h]	620,800
	McDonald’s Corporation
3,175,000	4.450%, 3/1/2047	3,112,602
	MGM Growth Properties Operating Partnership, LP
640,000	4.500%, 9/1/2026	604,800
	Scientific Games International, Inc.
640,000	5.000%, 10/15/2025[h]	608,000
	Six Flags Entertainment Corporation
640,000	4.875%, 7/31/2024[h]	626,880
	Visa, Inc.
2,860,000	3.150%, 12/14/2025	2,771,968
	Yum! Brands, Inc.
640,000	5.000%, 6/1/2024[h]	634,803

	Total	62,810,961

Consumer Non-Cyclical (10.1%)
	Abbott Laboratories
5,120,000	3.750%, 11/30/2026	5,103,848
1,440,000	4.750%, 11/30/2036	1,530,900
2,500,000	6.000%, 4/1/2039	2,972,233
1,920,000	4.900%, 11/30/2046	2,082,377
	AbbVie, Inc.
4,460,000	3.200%, 5/14/2026	4,151,441
3,150,000	4.500%, 5/14/2035	3,022,138
	Albertsons Companies, LLC
640,000	6.625%, 6/15/2024	615,200
	Anheuser-Busch InBev Finance, Inc.
6,550,000	3.650%, 2/1/2026	6,355,792
3,210,000	4.700%, 2/1/2036	3,210,473

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Consumer Non-Cyclical (10.1%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$1,275,000	3.500%, 1/12/2024	$1,261,416
3,825,000	4.000%, 4/13/2028	3,768,139
5,100,000	4.600%, 4/15/2048	4,932,208
	BAT Capital Corporation
960,000	2.297%, 8/14/2020[h]	940,740
3,200,000	3.222%, 8/15/2024[h]	3,049,207
	Baxalta, Inc.
1,511,000	4.000%, 6/23/2025	1,494,366
	Bayer U.S. Finance II, LLC
4,450,000	4.875%, 6/25/2048[h]	4,316,389
	Bayer U.S. Finance II, LLC
1,280,000	4.250%, 12/15/2025[h]	1,270,367
	Becton, Dickinson and Company
3,120,000	3.125%, 11/8/2021	3,070,188
1,920,000	3.363%, 6/6/2024	1,854,498
1,920,000	3.734%, 12/15/2024	1,879,862
3,850,000	3.700%, 6/6/2027	3,680,714
	Boston Scientific Corporation
2,660,000	3.375%, 5/15/2022	2,631,504
	Bunge, Ltd. Finance Corporation
1,920,000	3.500%, 11/24/2020	1,913,922
	Campbell Soup Company
3,200,000	3.950%, 3/15/2025	3,092,767
	Celgene Corporation
1,910,000	3.250%, 8/15/2022	1,883,386
	Constellation Brands, Inc.
640,000	3.500%, 5/9/2027	597,542
	CVS Health Corporation
1,870,000	4.750%, 12/1/2022	1,936,507
3,175,000	4.100%, 3/25/2025	3,165,137
1,600,000	3.875%, 7/20/2025	1,575,788
5,000,000	4.780%, 3/25/2038	4,961,061
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[h]	2,644,371
	H. J. Heinz Company
1,860,000	5.200%, 7/15/2045	1,816,072
	Halfmoon Parent, Inc.
3,200,000	4.125%, 11/15/2025[h]	3,189,764
3,200,000	4.800%, 8/15/2038[h]	3,195,003
	HCA, Inc.
640,000	4.750%, 5/1/2023	652,000
	Imperial Tobacco Finance plc
2,190,000	3.750%, 7/21/2022[h]	2,179,785
	JBS USA, LLC
630,000	7.250%, 6/1/2021[h]	639,450
	Kellogg Company
2,550,000	3.125%, 5/17/2022	2,512,136
	Kraft Heinz Foods Company
1,280,000	3.000%, 6/1/2026	1,167,806
	Kroger Company
3,200,000	2.650%, 10/15/2026[i]	2,853,603
	Mallinckrodt International Finance SA
640,000	5.625%, 10/15/2023[h,i]	566,400
	Maple Escrow Subsidiary, Inc.
1,250,000	3.551%, 5/25/2021[h]	1,247,733
	Mylan, Inc.
1,920,000	3.125%, 1/15/2023[h]	1,831,689
2,240,000	4.550%, 4/15/2028[h]	2,176,678
	Nestle Holdings, Inc.
3,850,000	3.900%, 9/24/2038[h]	3,763,873
	Newell Rubbermaid, Inc.
2,700,000	3.850%, 4/1/2023	2,642,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Consumer Non-Cyclical (10.1%) - continued
	Pernod Ricard SA
$3,130,000	5.750%, 4/7/2021[h]	$3,293,310
	Perrigo Finance Unlimited Company
1,450,000	4.375%, 3/15/2026	1,420,065
3,200,000	4.900%, 12/15/2044	2,885,714
	Pilgrim’s Pride Corporation
960,000	5.875%, 9/30/2027[h]	907,200
	Reckitt Benckiser Treasury Services plc
2,880,000	2.750%, 6/26/2024[h]	2,729,135
	Reynolds American, Inc.
1,560,000	5.850%, 8/15/2045	1,694,222
	Shire Acquisitions Investments Ireland Designated Activity Company
3,200,000	2.875%, 9/23/2023	3,051,599
	Smithfield Foods, Inc.
7,500,000	2.650%, 10/3/2021[h]	7,148,150
	Tenet Healthcare Corporation
640,000	4.500%, 4/1/2021	636,800
	Teva Pharmaceutical Finance Netherlands III BV
3,150,000	6.000%, 4/15/2024	3,198,029
	Thermo Fisher Scientific, Inc.
3,830,000	3.000%, 4/15/2023	3,712,390
1,280,000	2.950%, 9/19/2026	1,186,725
	Tyson Foods, Inc.
1,280,000	3.550%, 6/2/2027	1,207,447
	Valeant Pharmaceuticals International, Inc.
640,000	5.875%, 5/15/2023[h]	621,280
	VPII Escrow Corporation
640,000	7.500%, 7/15/2021[h]	652,000

	Total	149,742,779

Energy (10.0%)
	Anadarko Petroleum Corporation
3,050,000	3.450%, 7/15/2024	2,935,323
3,200,000	5.550%, 3/15/2026	3,400,023
	Andeavor Logistics, LP
2,550,000	3.500%, 12/1/2022	2,510,325
	BP Capital Markets plc
2,490,000	3.814%, 2/10/2024	2,518,732
1,590,000	3.119%, 5/4/2026	1,515,528
2,560,000	3.017%, 1/16/2027	2,406,789
	California Resources Corporation
640,000	8.000%, 12/15/2022[h,i]	610,400
	Canadian Natural Resources, Ltd.
1,600,000	3.850%, 6/1/2027	1,557,451
1,600,000	6.250%, 3/15/2038	1,886,360
	Centennial Resource Production, LLC
640,000	5.375%, 1/15/2026[h]	636,800
	Cheniere Corpus Christi Holdings, LLC
960,000	5.125%, 6/30/2027	963,600
	Continental Resources, Inc.
3,200,000	4.375%, 1/15/2028	3,174,183
	Diamondback Energy, Inc.
1,260,000	4.750%, 11/1/2024	1,261,575
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	3,999,517
1,280,000	4.700%, 11/1/2042	1,201,665
	Enbridge Energy Partners, LP
2,550,000	5.200%, 3/15/2020	2,612,792

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Energy (10.0%) - continued
$1,920,000	7.375%, 10/15/2045	$2,534,143
	Enbridge, Inc.
1,600,000	3.700%, 7/15/2027[i]	1,544,502
	Energy Transfer Equity, LP
935,000	5.500%, 6/1/2027	970,343
	Energy Transfer Partners, LP
4,480,000	4.200%, 4/15/2027	4,325,332
3,200,000	6.000%, 6/15/2048	3,406,849
	Eni SPA
2,550,000	4.000%, 9/12/2023[h]	2,522,000
	EnLink Midstream Partners, LP
1,280,000	4.150%, 6/1/2025	1,213,293
960,000	4.850%, 7/15/2026	930,402
	Ensco plc
640,000	7.750%, 2/1/2026	635,200
	Enterprise Products Operating, LLC
2,490,000	3.700%, 2/15/2026	2,450,975
3,200,000	4.875%, 8/16/2077[b]	3,040,938
	EQT Corporation
1,280,000	3.000%, 10/1/2022	1,240,364
4,400,000	3.900%, 10/1/2027	4,120,997
	EQT Midstream Partners, LP
2,700,000	4.750%, 7/15/2023	2,737,189
	Hess Corporation
1,280,000	3.500%, 7/15/2024	1,209,549
	Kerr-McGee Corporation
3,200,000	6.950%, 7/1/2024	3,602,670
	Kinder Morgan Energy Partners, LP
3,175,000	5.000%, 8/15/2042	3,106,827
	Kinder Morgan, Inc.
1,280,000	5.000%, 2/15/2021[h]	1,320,492
3,175,000	5.200%, 3/1/2048	3,233,298
	Marathon Oil Corporation
3,200,000	4.400%, 7/15/2027	3,198,173
	Marathon Petroleum Corporation
3,220,000	6.500%, 3/1/2041	3,763,250
	MPLX, LP
2,550,000	4.875%, 6/1/2025	2,633,624
1,920,000	5.200%, 3/1/2047	1,921,120
	Murphy Oil Corporation
640,000	5.750%, 8/15/2025	650,178
	Nabors Industries, Inc.
640,000	5.750%, 2/1/2025[h]	613,362
	NiSource Finance Corporation
1,920,000	4.375%, 5/15/2047	1,830,486
	Noble Energy, Inc.
1,280,000	5.050%, 11/15/2044	1,238,132
	ONEOK Partners, LP
3,500,000	3.800%, 3/15/2020	3,514,119
	Petrobras Global Finance BV
4,480,000	5.299%, 1/27/2025	4,184,320
	Petroleos Mexicanos
960,000	5.375%, 3/13/2022	988,800
1,920,000	4.625%, 9/21/2023	1,902,720
	Phillips 66
1,950,000	3.900%, 3/15/2028	1,922,330
	Plains All American Pipeline, LP
2,700,000	5.000%, 2/1/2021	2,760,856
3,200,000	3.650%, 6/1/2022	3,160,305
	Precision Drilling Corporation
640,000	7.125%, 1/15/2026[h]	657,600
	Regency Energy Partners, LP
4,140,000	5.000%, 10/1/2022	4,287,216
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	2,049,836

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Energy (10.0%) - continued
	Schlumberger Holdings Corporation
$1,920,000	4.000%, 12/21/2025[h]	$1,918,916
	Sempra Energy
3,200,000	3.250%, 6/15/2027	2,981,417
	SM Energy Company
1,280,000	5.000%, 1/15/2024	1,251,200
	Southwestern Energy Company
640,000	7.750%, 10/1/2027[i]	675,200
	Suncor Energy, Inc.
1,920,000	3.600%, 12/1/2024	1,902,041
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,125,217
	Sunoco, LP
640,000	5.500%, 2/15/2026[h]	618,240
	Tallgrass Energy Partners, LP
640,000	5.500%, 1/15/2028[h]	645,600
	Tesoro Corporation
2,560,000	4.750%, 12/15/2023	2,642,064
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019	1,915,288
	TransCanada Trust
1,280,000	5.300%, 3/15/2077[b]	1,217,600
	Transocean, Inc.
640,000	7.500%, 1/15/2026[h]	660,800
	Williams Companies, Inc.
3,200,000	7.500%, 1/15/2031	3,884,304
	Williams Partners, LP
1,930,000	4.500%, 11/15/2023	1,965,183
1,600,000	3.750%, 6/15/2027	1,526,860
	Woodside Finance, Ltd.
3,130,000	3.650%, 3/5/2025[h]	3,013,714

	Total	148,556,497

Financials (27.2%)
	Aegon NV
2,600,000	3.021%, (USISDA 10Y + 0.100%), 1/15/2019[b,j]	2,096,786
	AerCap Ireland Capital, Ltd.
3,200,000	5.000%, 10/1/2021	3,291,347
960,000	3.950%, 2/1/2022	957,160
	Aflac, Inc.
2,560,000	4.000%, 10/15/2046	2,359,121
	Air Lease Corporation
2,510,000	3.750%, 2/1/2022	2,514,192
1,260,000	4.250%, 9/15/2024	1,253,363
	Ally Financial, Inc.
640,000	4.125%, 2/13/2022	639,200
	American International Group, Inc.
2,700,000	4.200%, 4/1/2028	2,670,048
3,130,000	4.500%, 7/16/2044	2,933,703
	Ares Capital Corporation
3,190,000	4.875%, 11/30/2018	3,199,889
3,132,000	3.875%, 1/15/2020	3,144,324
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,132,954
	Athene Holding, Ltd.
4,500,000	4.125%, 1/12/2028	4,202,127
	Avolon Holdings Funding, Ltd.
640,000	5.500%, 1/15/2023[h]	649,600
640,000	5.125%, 10/1/2023[h]	645,600
	AXA SA
2,580,000	8.600%, 12/15/2030	3,354,000
	Banco Bilbao Vizcaya Argentaria SA
4,200,000	6.125%, 11/16/2027[b,i,j]	3,774,750

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Financials (27.2%) - continued
	Banco Santander SA
$2,000,000	6.375%, 5/19/2019[b,j]	$1,983,380
1,800,000	4.379%, 4/12/2028	1,701,658
	Bank of America Corporation
1,920,000	2.328%, 10/1/2021[b]	1,878,259
1,900,000	3.499%, 5/17/2022[b]	1,898,825
1,000,000	4.100%, 7/24/2023	1,017,924
3,649,000	3.004%, 12/20/2023[b]	3,540,280
2,830,000	4.200%, 8/26/2024	2,842,679
2,860,000	6.500%, 10/23/2024[b,j]	3,088,800
3,200,000	4.000%, 1/22/2025	3,156,582
2,750,000	3.950%, 4/21/2025	2,691,382
1,270,000	3.875%, 8/1/2025	1,261,787
3,200,000	3.093%, 10/1/2025[b]	3,047,529
1,270,000	6.300%, 3/10/2026[b,j]	1,368,425
3,200,000	3.705%, 4/24/2028[b]	3,078,505
2,550,000	4.271%, 7/23/2029[b]	2,544,600
3,110,000	4.750%, 4/21/2045	3,123,031
	Bank of Montreal
1,900,000	2.797%, (LIBOR 3M + 0.460%), 4/13/2021[b]	1,907,600
	Bank of Nova Scotia
3,200,000	3.125%, 4/20/2021	3,183,322
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[h]	2,175,703
	Barclays plc
2,800,000	4.338%, 5/16/2024[b]	2,765,402
1,280,000	4.836%, 5/9/2028	1,203,101
	Boston Properties, LP
3,200,000	2.750%, 10/1/2026	2,896,908
	BPCE SA
1,920,000	3.000%, 5/22/2022[h]	1,855,928
1,265,000	5.700%, 10/22/2023[h]	1,318,411
2,190,000	5.150%, 7/21/2024[h]	2,226,812
	Capital One Financial Corporation
3,800,000	3.450%, 4/30/2021	3,795,674
3,190,000	4.200%, 10/29/2025	3,115,583
	Centene Escrow Corporation
640,000	6.125%, 2/15/2024	673,600
	CIT Group, Inc.
320,000	4.125%, 3/9/2021	321,040
320,000	5.250%, 3/7/2025	326,400
	Citigroup, Inc.
1,900,000	3.142%, 1/24/2023[b]	1,863,484
2,560,000	3.751%, (LIBOR 3M + 1.430%), 9/1/2023[b]	2,620,497
4,370,000	4.400%, 6/10/2025	4,360,400
3,305,000	5.500%, 9/13/2025	3,519,324
1,910,000	3.700%, 1/12/2026	1,852,389
2,490,000	4.450%, 9/29/2027	2,459,803
2,560,000	3.887%, 1/10/2028[b]	2,483,645
2,550,000	4.650%, 7/23/2048	2,575,040
	Citizens Bank NA
2,560,000	2.550%, 5/13/2021	2,493,891
1,280,000	2.650%, 5/26/2022	1,230,597
	Citizens Financial Group, Inc.
1,280,000	2.375%, 7/28/2021	1,234,812
	CNA Financial Corporation
1,870,000	7.250%, 11/15/2023	2,112,426
	Commerzbank AG
3,200,000	8.125%, 9/19/2023[h]	3,648,473
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,290,000	11.000%, 6/30/2019[b,h,j]	1,361,595

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Financials (27.2%) - continued
	CoreStates Capital III
$2,440,000	2.884%, (LIBOR 3M + 0.570%), 2/15/2027[b,h]	$2,269,200
	Credit Agricole SA
1,280,000	3.375%, 1/10/2022[h]	1,255,591
	Credit Suisse Group AG
3,200,000	3.574%, 1/9/2023[h]	3,135,358
3,950,000	7.500%, 7/17/2023[b,h,j]	4,063,562
	Credit Suisse Group Funding, Ltd.
4,400,000	3.750%, 3/26/2025	4,242,008
	DDR Corporation
3,175,000	4.625%, 7/15/2022	3,245,794
	Deutsche Bank AG
2,560,000	2.700%, 7/13/2020	2,507,596
3,800,000	4.875%, 12/1/2032[b]	3,376,490
	Digital Realty Trust, LP
2,700,000	2.750%, 2/1/2023	2,578,262
	Discover Bank
2,540,000	3.100%, 6/4/2020	2,523,917
4,490,000	4.682%, 8/9/2028[b]	4,443,843
	Discover Bank of Greenwood Delaware
1,635,000	4.200%, 8/8/2023	1,640,329
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,248,637
	Fidelity National Financial, Inc.
1,250,000	5.500%, 9/1/2022	1,327,391
	Five Corners Funding Trust
5,110,000	4.419%, 11/15/2023[h]	5,243,088
	Glitnir HoldCo ehf., Convertible
362	Zero Coupon, 12/31/2030[c]	0
	Goldman Sachs Group, Inc.
3,275,000	5.250%, 7/27/2021	3,428,540
2,100,000	2.876%, 10/31/2022[b]	2,048,882
1,920,000	2.908%, 6/5/2023[b]	1,857,221
2,190,000	4.000%, 3/3/2024	2,195,570
4,450,000	3.850%, 7/8/2024	4,422,811
2,490,000	4.250%, 10/21/2025	2,466,131
1,920,000	5.300%, 11/10/2026[b,j]	1,920,960
2,560,000	3.500%, 11/16/2026	2,428,161
3,760,000	5.150%, 5/22/2045	3,831,500
	Hartford Financial Services Group, Inc.
3,230,000	5.125%, 4/15/2022	3,387,051
	HCP, Inc.
3,400,000	4.250%, 11/15/2023	3,408,829
	Host Hotels & Resorts, LP
1,240,000	4.000%, 6/15/2025	1,201,717
	HSBC Holdings plc
1,280,000	6.875%, 6/1/2021[b,j]	1,324,800
3,200,000	3.322%, (LIBOR 3M + 1.000%), 5/18/2024[b]	3,194,321
2,560,000	4.300%, 3/8/2026	2,547,463
1,600,000	6.000%, 5/22/2027[b,j]	1,534,800
1,920,000	4.041%, 3/13/2028[b]	1,848,527
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,053,003
	Icahn Enterprises, LP
640,000	6.375%, 12/15/2025	642,400
	ILFC E-Capital Trust II
2,230,000	5.030%, (H15T30Y + 1.800%), 12/21/2065[b,h]	2,018,150
	ING Groep NV
4,500,000	4.100%, 10/2/2023[e]	4,496,285

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Financials (27.2%) - continued
	International Lease Finance Corporation
$2,560,000	5.875%, 8/15/2022	$2,707,493
	Intesa Sanpaolo SPA
3,175,000	3.125%, 7/14/2022[h]	2,952,349
	J.P. Morgan Chase & Company
1,280,000	2.295%, 8/15/2021	1,244,336
2,500,000	2.972%, 1/15/2023	2,434,411
2,560,000	6.000%, 8/1/2023[b,i,j]	2,659,200
3,190,000	3.572%, (LIBOR 3M + 1.230%), 10/24/2023[b]	3,253,556
1,270,000	6.750%, 2/1/2024[b,j]	1,385,887
3,800,000	3.900%, 7/15/2025	3,796,984
3,200,000	2.950%, 10/1/2026	2,971,430
2,600,000	3.882%, 7/24/2038[b]	2,428,311
3,150,000	5.500%, 10/15/2040	3,594,368
	Kilroy Realty, LP
2,550,000	4.250%, 8/15/2029	2,475,741
	Kimco Realty Corporation
5,100,000	3.300%, 2/1/2025	4,837,066
	Liberty Mutual Group, Inc.
1,935,000	4.950%, 5/1/2022[h]	2,003,802
1,910,000	4.850%, 8/1/2044[h]	1,907,478
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	1,917,246
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,195,899
	Lloyds Bank plc
1,910,000	4.650%, 3/24/2026	1,875,899
	Lloyds Banking Group plc
3,800,000	4.375%, 3/22/2028	3,704,649
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[h]	857,500
	MetLife, Inc.
2,250,000	9.250%, 4/8/2038[h]	3,026,250
	Mitsubishi UFJ Financial Group, Inc.
1,950,000	3.455%, 3/2/2023	1,924,357
	Mizuho Financial Group, Inc.
2,560,000	3.663%, 2/28/2027	2,467,646
	Morgan Stanley
3,400,000	5.500%, 1/26/2020	3,501,521
2,550,000	2.500%, 4/21/2021	2,491,239
2,560,000	2.625%, 11/17/2021	2,488,807
3,205,000	4.875%, 11/1/2022	3,319,925
3,190,000	3.742%, (LIBOR 3M + 1.400%), 10/24/2023[b]	3,277,951
1,870,000	4.000%, 7/23/2025	1,862,894
1,280,000	3.125%, 7/27/2026	1,191,881
2,510,000	4.350%, 9/8/2026	2,488,746
1,570,000	4.300%, 1/27/2045	1,510,275
	MPT Operating Partnership, LP
640,000	5.000%, 10/15/2027	618,861
	Nationwide Building Society
2,490,000	3.900%, 7/21/2025[h]	2,462,451
1,920,000	4.000%, 9/14/2026[h]	1,798,482
	Nordea Bank AB
1,890,000	5.500%, 9/23/2019[b,h,j]	1,885,275
	Peachtree Corners Funding Trust
2,800,000	3.976%, 2/15/2025[h]	2,718,419
	Preferred Term Securities XXIII, Ltd.
2,132,208	2.534%, (LIBOR 3M + 0.200%), 12/22/2036*,b	2,013,559
	Prudential Financial, Inc.
1,957,000	3.935%, 12/7/2049	1,756,043

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Financials (27.2%) - continued
	Realty Income Corporation
$3,830,000	3.875%, 7/15/2024	$3,814,371
	Regency Centers, LP
2,560,000	3.600%, 2/1/2027	2,429,069
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	1,995,834
	Royal Bank of Scotland Group plc
2,490,000	7.500%, 8/10/2020[b,j]	2,549,138
1,920,000	8.625%, 8/15/2021[b,j]	2,056,800
2,560,000	3.498%, 5/15/2023[b]	2,480,153
2,560,000	3.875%, 9/12/2023	2,487,310
	Santander UK Group Holdings plc
2,500,000	4.750%, 9/15/2025[h]	2,436,793
	Santander UK plc
1,700,000	3.125%, 1/8/2021	1,676,793
	Standard Chartered plc
3,250,000	3.558%, (LIBOR 3M + 1.150%), 1/20/2023[b,e,h]	3,258,515
	State Street Capital Trust IV
1,920,000	3.334%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,718,400
	SunTrust Banks, Inc.
1,910,000	2.900%, 3/3/2021	1,888,065
	Synchrony Financial
3,850,000	3.950%, 12/1/2027	3,488,223
	UBS Group Funding Jersey, Ltd.
1,600,000	2.650%, 2/1/2022[h]	1,546,385
2,490,000	4.125%, 9/24/2025[h]	2,473,282
	UBS Group Funding Switzerland AG
2,560,000	4.253%, 3/23/2028[h]	2,540,537
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,563,339
	UnitedHealth Group, Inc.
3,200,000	2.950%, 10/15/2027	2,995,592
1,240,000	4.750%, 7/15/2045	1,325,005
	USB Realty Corporation
1,900,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,h,j]	1,705,250
	Ventas Realty, LP
1,280,000	3.500%, 2/1/2025	1,221,654
1,920,000	3.850%, 4/1/2027	1,849,545
3,200,000	4.000%, 3/1/2028	3,086,690
	Wells Fargo & Company
3,160,000	5.875%, 6/15/2025[b,j]	3,323,972
2,560,000	3.000%, 4/22/2026	2,381,060
5,110,000	3.000%, 10/23/2026	4,739,027
	Welltower, Inc.
950,000	4.950%, 1/15/2021	974,268
2,200,000	4.000%, 6/1/2025	2,169,650

	Total	402,164,765

Foreign Government (1.8%)
	Argentina Government International Bond
3,150,000	5.625%, 1/26/2022	2,841,300
3,175,000	7.500%, 4/22/2026	2,825,750
1,920,000	6.875%, 1/26/2027	1,632,000
	Bahrain Government International Bond
5,100,000	7.000%, 10/12/2028[h]	5,051,040
	Dominican Republic Government International Bond
950,000	6.000%, 7/19/2028[h]	966,008

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Foreign Government (1.8%) - continued
	Mexico Government International Bond
$3,800,000	4.600%, 1/23/2046	$3,543,500
	Qatar Government International Bond
1,900,000	4.500%, 4/23/2028[h]	1,955,100
2,500,000	5.103%, 4/23/2048[h]	2,600,000
	Saudi Arabia Government International Bond
3,200,000	4.000%, 4/17/2025[h]	3,201,600
1,250,000	4.500%, 4/17/2030[h]	1,255,625

	Total	25,871,923

Mortgage-Backed Securities (4.5%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
9,302,500	4.000%, 10/1/2048[e]	9,392,905
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
4,172,500	3.500%, 10/1/2033[e]	4,193,942
5,000,000	5.000%, 10/1/2048[e]	5,248,828
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
18,900,000	3.500%, 10/1/2048[e]	18,598,980
14,077,500	4.000%, 10/1/2048[e]	14,214,615
15,225,000	4.500%, 10/1/2048[e]	15,706,134

	Total	67,355,404

Technology (3.8%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,347,424
3,200,000	4.500%, 2/23/2036	3,436,558
1,920,000	3.750%, 9/12/2047	1,797,429
	Applied Materials, Inc.
1,280,000	3.300%, 4/1/2027	1,231,927
	Broadcom Corporation
1,600,000	3.625%, 1/15/2024	1,551,671
2,550,000	3.875%, 1/15/2027	2,404,933
1,910,000	3.500%, 1/15/2028	1,734,520
	Diamond 1 Finance Corporation
2,560,000	4.420%, 6/15/2021[h]	2,597,927
1,920,000	5.450%, 6/15/2023[h]	2,016,721
3,800,000	6.020%, 6/15/2026[h]	4,046,796
	DXC Technology Company
2,560,000	4.750%, 4/15/2027	2,619,195
	Harland Clarke Holdings Corporation
640,000	8.375%, 8/15/2022[h]	613,600
	Hewlett Packard Enterprise Company
2,560,000	4.400%, 10/15/2022	2,628,923
	Intel Corporation
2,870,000	4.100%, 5/19/2046	2,832,719
	Iron Mountain, Inc.
1,280,000	5.250%, 3/15/2028[h]	1,187,200
	Marvell Technology Group, Ltd.
1,600,000	4.200%, 6/22/2023	1,591,745
1,900,000	4.875%, 6/22/2028	1,908,903
	Microsoft Corporation
2,560,000	3.450%, 8/8/2036	2,438,744
1,920,000	4.250%, 2/6/2047	2,012,448
	Oracle Corporation
3,200,000	4.300%, 7/8/2034	3,264,396
3,200,000	4.000%, 7/15/2046	3,044,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Technology (3.8%) - continued
	Texas Instruments, Inc.
$3,200,000	4.150%, 5/15/2048	$3,204,202
	VMware, Inc.
2,880,000	2.300%, 8/21/2020	2,823,180
	Western Digital Corporation
960,000	4.750%, 2/15/2026	928,392

	Total	56,264,111

Transportation (0.8%)
	Aircastle, Ltd.
3,215,000	4.400%, 9/25/2023	3,214,691
	Burlington Northern Santa Fe, LLC
2,500,000	4.700%, 9/1/2045	2,648,393
3,200,000	4.050%, 6/15/2048	3,108,097
	Delta Air Lines, Inc.
814,814	4.950%, 11/23/2020	819,906
	Hertz Corporation
640,000	7.625%, 6/1/2022[h]	632,000
	United Airlines Pass Through Trust
1,318,652	3.750%, 9/3/2026	1,306,903
	XPO Logistics, Inc.
640,000	6.125%, 9/1/2023[h]	663,200

	Total	12,393,190

U.S. Government and Agencies (4.9%)
	U.S. Treasury Bonds
8,400,000	2.250%, 11/15/2027	7,863,187
9,500,000	2.750%, 2/15/2028	9,265,098
7,750,000	2.875%, 5/15/2028	7,634,053
9,000,000	2.875%, 8/15/2028	8,863,594
30,850,000	2.750%, 11/15/2047	28,224,135
3,000,000	3.125%, 5/15/2048	2,958,633
	U.S. Treasury Notes
7,130,000	2.125%, 12/31/2022	6,899,110

	Total	71,707,810

Utilities (6.8%)
	AEP Transmission Company, LLC
4,480,000	3.100%, 12/1/2026	4,259,243
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,506,831
	Baltimore Gas and Electric Company
2,560,000	2.400%, 8/15/2026	2,308,901
	Berkshire Hathaway Energy Company
2,575,000	4.450%, 1/15/2049[h]	2,563,852
	Calpine Corporation
640,000	5.875%, 1/15/2024[h]	644,800
	CenterPoint Energy, Inc.
4,160,000	2.500%, 9/1/2022	3,975,204
	CMS Energy Corporation
2,560,000	3.450%, 8/15/2027	2,452,553
	Consolidated Edison Company of New York, Inc.
1,280,000	2.900%, 12/1/2026	1,189,451
	Covanta Holding Corporation
640,000	5.875%, 7/1/2025	646,400
	Duke Energy Corporation
3,840,000	2.650%, 9/1/2026	3,470,122
3,840,000	3.150%, 8/15/2027	3,569,259
3,200,000	3.750%, 9/1/2046	2,807,726
	Electricite de France SA
3,200,000	5.250%, 1/29/2023[b,h,j]	3,200,000
	Exelon Corporation
1,600,000	3.497%, 6/1/2022	1,571,905

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Utilities (6.8%) - continued
$3,120,000	3.950%, 6/15/2025	$3,109,842
1,910,000	3.400%, 4/15/2026	1,826,754
	Exelon Generation Company, LLC
2,560,000	4.250%, 6/15/2022	2,597,686
	FirstEnergy Corporation
1,280,000	3.900%, 7/15/2027	1,244,494
1,300,000	4.850%, 7/15/2047	1,320,289
	FirstEnergy Transmission, LLC
3,150,000	5.450%, 7/15/2044[h]	3,433,899
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,074,841
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,576,835
	Oncor Electric Delivery Company, LLC
2,490,000	3.750%, 4/1/2045	2,350,587
	Pacific Gas and Electric Company
1,270,000	2.950%, 3/1/2026	1,154,977
1,900,000	3.300%, 12/1/2027	1,736,035
1,900,000	3.950%, 12/1/2047	1,647,113
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	3,784,650
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,171,993
3,190,000	3.950%, 3/15/2024	3,180,137
	San Diego Gas and Electric Company
3,200,000	4.150%, 5/15/2048	3,130,783
	South Carolina Electric & Gas Company
7,635,000	5.100%, 6/1/2065	7,633,424
	Southern California Edison Company
5,350,000	4.125%, 3/1/2048	5,105,169
	Southern Company
7,630,000	3.250%, 7/1/2026	7,113,015
1,920,000	5.500%, 3/15/2057[b]	1,946,071
	TerraForm Power Operating, LLC
640,000	5.000%, 1/31/2028[h]	595,200
	Vistra Operations Company, LLC
640,000	5.500%, 9/1/2026[h]	647,200

	Total	100,547,241

	Total Long-Term Fixed Income (cost $1,386,841,599)	1,366,611,676

Shares	Registered Investment Companies (0.9%)	Value
Fixed Income Funds/Exchange Traded Funds (0.9%)
117,500	iShares J.P. Morgan USD Emerging Markets Bond ETF	12,667,675

	Total	12,667,675

	Total Registered Investment Companies (cost $12,769,865)	12,667,675

Shares	Preferred Stock (0.3%)	Value
Financials (0.3%)
22,500	CoBank ACB, 6.250%[b,j]	2,340,000
88,200	Morgan Stanley, 7.125%[b,j]	2,477,538

	Total	4,817,538

	Total Preferred Stock (cost $4,452,690)	4,817,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (<0.1%)	Value
Financials (<0.1%)
2,247	Glitnir HoldCo ehf.[c,k]	$0

	Total	0

	Total Common Stock (cost $–)	0

Shares	Collateral Held for Securities Loaned (1.0%)	Value
14,335,084	Thrivent Cash Management Trust	14,335,084

	Total Collateral Held for Securities Loaned (cost $14,335,084)	14,335,084

Shares or Principal Amount	Short-Term Investments (8.4%)	Value
	Federal Home Loan Bank Discount Notes
800,000	1.980%, 10/24/2018[l,m]	798,922
	Thrivent Core Short-Term Reserve Fund
12,401,238	2.340%	124,012,375

	Total Short-Term Investments (cost $124,811,275)	124,811,297

	Total Investments (cost $1,572,364,038) 104.9%	$1,552,255,624

	Other Assets and Liabilities, Net (4.9%)	(72,544,360)

	Total Net Assets 100.0%	$1,479,711,264

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	All or a portion of the security is insured or guaranteed.
g

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 28, 2018.

h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $229,588,987 or 15.5% of total net assets.

i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Portfolio as of September 28, 2018 was $29,383,557 or 2.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 28, 2018.

Security	Acquisition Date	Cost
Babson CLO, Ltd., 7/20/2029	5/18/2018	$3,900,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	3,250,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	3,200,000
Digicel, Ltd., 4/15/2021	9/26/2017	632,898
Magnetite XII, Ltd., 10/15/2031	8/14/2018	3,200,000
Octagon Investment Partners XVI, Ltd., 7/17/2030	6/15/2018	2,600,000
PPM CLO, Ltd., 7/15/2031	7/2/2018	2,097,480
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	2,132,208
Shackleton CLO, Ltd., 7/15/2031	7/12/2018	2,150,000
Sound Point CLO X, Ltd., 1/20/2028	6/5/2018	3,200,000
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	3,200,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of September 28, 2018:

Securities Lending Transactions

Taxable Debt Security	$13,848,663

Total lending	$13,848,663
Gross amount payable upon return of collateral for securities loaned	$14,335,084

Net amounts due to counterparty	$486,421

    Definitions:

CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
Ser.	-	Series

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	938,106	–	464,197	473,909
Capital Goods	1,515,008	–	1,515,008	–
Communications Services	9,491,304	–	9,491,304	–
Consumer Cyclical	3,681,757	–	3,681,757	–
Consumer Non-Cyclical	5,956,611	–	5,956,611	–
Energy	449,014	–	449,014	–
Financials	3,933,225	–	3,933,225	–
Technology	2,108,496	–	2,108,496	–
Transportation	712,778	–	712,778	–
Utilities	226,055	–	226,055	–
Long-Term Fixed Income
Asset-Backed Securities	33,456,268	–	33,456,268	–
Basic Materials	66,125,368	–	66,125,368	–
Capital Goods	40,533,083	–	40,533,083	–
Collateralized Mortgage Obligations	3,385,489	–	3,385,489	–
Communications Services	125,696,787	–	125,696,787	–
Consumer Cyclical	62,810,961	–	62,810,961	–
Consumer Non-Cyclical	149,742,779	–	149,742,779	–
Energy	148,556,497	–	148,556,497	–
Financials^	402,164,765	–	402,164,765	–
Foreign Government	25,871,923	–	25,871,923	–
Mortgage-Backed Securities	67,355,404	–	67,355,404	–
Technology	56,264,111	–	56,264,111	–
Transportation	12,393,190	–	12,393,190	–
U.S. Government and Agencies	71,707,810	–	71,707,810	–
Utilities	100,547,241	–	100,547,241	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	12,667,675	12,667,675	–	–
Preferred Stock
Financials	4,817,538	2,477,538	2,340,000	–
Common Stock
Financials^	0	–	–	0
Short-Term Investments	798,922	–	798,922	–

Subtotal Investments in Securities	$1,413,908,165	$15,145,213	$1,398,289,043	$473,909

Other Investments *	Total

Short-Term Investments	124,012,375
Collateral Held for Securities Loaned	14,335,084

Subtotal Other Investments	$138,347,459

Total Investments at Value	$1,552,255,624

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	915,821	915,821	–	–

Total Asset Derivatives	$915,821	$915,821	$–	$–

Liability Derivatives
Futures Contracts	885,827	885,827	–	–

Total Liability Derivatives	$885,827	$885,827	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

The following table presents Income Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $798,922 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT U.S. Long Bond	206	December 2018	$29,828,827	($885,827)

Total Futures Long Contracts			$29,828,827	($885,827)

CBOT 10-Yr. U.S. Treasury Note	(432)	December 2018	($51,803,914)	$490,414
CBOT 5-Yr. U.S. Treasury Note	(437)	December 2018	(49,577,663)	425,407

Total Futures Short Contracts			($101,381,577)	$915,821

Total Futures Contracts			($71,552,750)	$29,994

Reference Description:

CBOT	- Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$79,440	$321,299	$276,727	12,401	$124,012	8.4%
Total Affiliated Short-Term Investments	79,440				124,012	8.4

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	3,438	90,262	79,365	14,335	14,335	1.0
Total Collateral Held for Securities Loaned	3,438				14,335	1.0

Total Value	$82,878				$138,347

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$1,746

Total Income from Affiliated Investments				$1,746

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	97

Total Affiliated Income from Securities Loaned, Net				$97

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (20.4%)
75,102	Amazon.com, Inc.[a]	$150,429,306
15,165	Booking Holdings, Inc.[a]	30,087,360
323,730	Carnival Corporation	20,644,262
262,163	Las Vegas Sands Corporation	15,554,131
70,508	McDonald’s Corporation	11,795,283
89,595	Netflix, Inc.[a]	33,520,177
345,655	NIKE, Inc.	29,283,892

	Total	291,314,411

Consumer Staples (1.9%)
240,034	Altria Group, Inc.	14,476,450
418,354	Kroger Company	12,178,285

	Total	26,654,735

Energy (1.8%)
187,176	Anadarko Petroleum Corporation	12,617,534
73,151	Pioneer Natural Resources Company	12,742,173

	Total	25,359,707

Financials (6.3%)
1,048,048	Bank of America Corporation	30,875,494
241,645	Citigroup, Inc.	17,335,612
131,166	Goldman Sachs Group, Inc.	29,412,664
649,379	KeyCorp	12,916,149

	Total	90,539,919

Health Care (11.6%)
55,041	Becton, Dickinson and Company	14,365,701
37,235	Biogen, Inc.[a]	13,155,498
136,695	Celgene Corporation[a]	12,232,835
66,513	Danaher Corporation	7,227,303
71,730	Edwards Lifesciences Corporation[a]	12,488,193
40,141	Illumina, Inc.[a]	14,734,155
22,767	Intuitive Surgical, Inc.[a]	13,068,258
48,358	Thermo Fisher Scientific, Inc.	11,803,221
154,759	UnitedHealth Group, Inc.	41,172,084
64,843	Vertex Pharmaceuticals, Inc.[a]	12,497,840
145,141	Zoetis, Inc.	13,289,110

	Total	166,034,198

Industrials (9.1%)
70,020	Boeing Company	26,040,438
157,705	Caterpillar, Inc.	24,048,436
290,228	CSX Corporation	21,491,383
149,918	Honeywell International, Inc.	24,946,355
103,290	Norfolk Southern Corporation	18,643,845
248,237	Southwest Airlines Company	15,502,401

	Total	130,672,858

Information Technology (46.9%)
63,848	Alphabet, Inc., Class Aa	77,069,644
12,649	Alphabet, Inc., Class Ca	15,096,202
311,696	Apple, Inc.	70,362,255
166,806	Autodesk, Inc.[a]	26,040,085
344,675	Cisco Systems, Inc.	16,768,439
365,926	Facebook, Inc.[a]	60,180,190
279,777	MasterCard, Inc.	62,281,158
590,807	Microsoft Corporation	67,570,596
118,040	NVIDIA Corporation	33,171,601
630,968	PayPal Holdings, Inc.[a]	55,424,229
138,792	Red Hat, Inc.[a]	18,914,574
457,432	Salesforce.com, Inc.[a]	72,745,411
494,770	Visa, Inc.	74,260,029

Shares	Common Stock (98.0%)	Value
Information Technology (46.9%) - continued
239,371	Xilinx, Inc.	$19,190,373

	Total	669,074,786

	Total Common Stock (cost $847,373,178)	1,399,650,614

Shares or Principal Amount	Short-Term Investments (2.0%)	Value
	Federal Home Loan Bank Discount Notes
250,000	1.930%, 10/10/2018[b,c]	249,868
	Thrivent Core Short-Term Reserve Fund
2,833,985	2.340%	28,339,845

	Total Short-Term Investments (cost $28,589,698)	28,589,713

	Total Investments (cost $875,962,876) 100.0%	$1,428,240,327

	Other Assets and Liabilities, Net (<0.1%)	(470,916)

	Total Net Assets 100.0%	$1,427,769,411

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	291,314,411	291,314,411	–	–
Consumer Staples	26,654,735	26,654,735	–	–
Energy	25,359,707	25,359,707	–	–
Financials	90,539,919	90,539,919	–	–
Health Care	166,034,198	166,034,198	–	–
Industrials	130,672,858	130,672,858	–	–
Information Technology	669,074,786	669,074,786	–	–
Short-Term Investments	249,868	–	249,868	–

Subtotal Investments in Securities	$1,399,900,482	$1,399,650,614	$249,868	$–

Other Investments *	Total
Short-Term Investments	28,339,845

Subtotal Other Investments	$28,339,845

Total Investments at Value	$1,428,240,327

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$31,705	$155,570	$158,935	2,834	$28,340	2.0%
Total Affiliated Short-Term Investments	31,705				28,340	2.0

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	66,465	6,608	73,073	–	–	–
Total Collateral Held for Securities Loaned	66,465				–	–

Total Value	$98,170				$28,340

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 -9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$286
Total Income from Affiliated Investments				$286

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1
Total Affiliated Income from Securities Loaned, Net				$1

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (99.3%)	Value
Consumer Discretionary (13.2%)
3,179	Advance Auto Parts, Inc.	$535,121
17,677	Amazon.com, Inc.[a]	35,407,031
11,370	Aptiv plc	953,943
1,145	AutoZone, Inc.[a]	888,176
10,530	Best Buy Company, Inc.	835,661
2,068	Booking Holdings, Inc.[a]	4,102,912
8,481	BorgWarner, Inc.	362,817
7,646	CarMax, Inc.[a]	570,927
17,432	Carnival Corporation	1,111,639
14,663	CBS Corporation	842,389
7,953	Charter Communications, Inc.[a]	2,591,724
1,049	Chipotle Mexican Grill, Inc.[a]	476,791
197,176	Comcast Corporation	6,982,002
14,746	D.R. Horton, Inc.	621,986
5,315	Darden Restaurants, Inc.	590,975
6,701	Discovery Communications, Inc., Class Aa,b	214,432
14,668	Discovery Communications, Inc., Class Ca	433,879
9,831	DISH Network Corporation[a]	351,557
10,914	Dollar General Corporation	1,192,900
10,210	Dollar Tree, Inc.[a]	832,625
5,189	Expedia Group, Inc.	677,061
5,072	Foot Locker, Inc.	258,571
168,059	Ford Motor Company	1,554,546
9,317	Gap, Inc.	268,795
4,776	Garmin, Ltd.	334,559
54,466	General Motors Company	1,833,870
6,301	Genuine Parts Company	626,319
10,297	Goodyear Tire & Rubber Company	240,847
8,982	H&R Block, Inc.	231,286
15,474	Hanesbrands, Inc.	285,186
7,147	Harley-Davidson, Inc.	323,759
4,882	Hasbro, Inc.	513,196
11,996	Hilton Worldwide Holdings, Inc.	969,037
49,530	Home Depot, Inc.	10,260,139
16,554	Interpublic Group of Companies, Inc.	378,590
7,224	Kohl’s Corporation	538,549
10,415	L Brands, Inc.	315,574
5,637	Leggett & Platt, Inc.	246,844
11,748	Lennar Corporation	548,514
13,299	LKQ Corporation[a]	421,179
35,295	Lowe’s Companies, Inc.	4,052,572
13,155	Macy’s, Inc.	456,873
12,745	Marriott International, Inc.	1,682,722
14,771	Mattel, Inc.[a]	231,905
33,713	McDonald’s Corporation	5,639,848
21,517	MGM Resorts International	600,539
6,436	Michael Kors Holdings, Ltd.[a]	441,252
2,723	Mohawk Industries, Inc.[a]	477,478
18,666	Netflix, Inc.a	6,983,511
20,855	Newell Brands, Inc.	423,356
16,457	News Corporation, Class A	217,068
5,228	News Corporation, Class B	71,101
55,076	NIKE, Inc.	4,666,039
5,043	Nordstrom, Inc.	301,622
8,876	Norwegian Cruise Line Holdings, Ltd.[a]	509,749
9,759	Omnicom Group, Inc.	663,807
3,517	O’Reilly Automotive, Inc.[a]	1,221,524
11,280	PulteGroup, Inc.	279,406
3,309	PVH Corporation	477,820
2,390	Ralph Lauren Corporation	328,744
16,258	Ross Stores, Inc.	1,611,168
7,274	Royal Caribbean Cruises, Ltd.	945,184
3,535	Sherwin-Williams Company	1,609,167

Shares	Common Stock (99.3%)	Value
Consumer Discretionary (13.2%) - continued
2,429	Snap-On, Inc.	$445,964
59,253	Starbucks Corporation	3,367,941
12,358	Tapestry, Inc.	621,237
22,891	Target Corporation	2,019,215
4,374	Tiffany & Company	564,115
26,925	TJX Companies, Inc.	3,016,139
5,240	Tractor Supply Company	476,211
4,601	TripAdvisor, Inc.[a]	234,973
18,858	Twenty-First Century Fox, Inc., Class B	864,074
45,258	Twenty-First Century Fox, Inc., Class A	2,096,803
2,455	Ulta Beauty, Inc.[a]	692,605
7,985	Under Armour, Inc., Class Aa	169,442
8,088	Under Armour, Inc., Class Ca	157,392
14,057	VF Corporation	1,313,627
15,156	Viacom, Inc.	511,667
63,837	Walt Disney Company	7,465,099
2,770	Whirlpool Corporation	328,938
3,636	Wynn Resorts, Ltd.	461,990
13,879	Yum! Brands, Inc.	1,261,740

	Total	140,687,535

Consumer Staples (6.7%)
81,265	Altria Group, Inc.	4,901,092
24,010	Archer-Daniels-Midland Company	1,206,983
7,297	Brown-Forman Corporation	368,863
8,261	Campbell Soup Company[b]	302,600
10,507	Church & Dwight Company, Inc.	623,801
5,561	Clorox Company	836,430
164,437	Coca-Cola Company	7,595,345
37,455	Colgate-Palmolive Company	2,507,612
16,897	Conagra Brands, Inc.	573,991
7,214	Constellation Brands, Inc.	1,555,483
18,833	Costco Wholesale Corporation	4,423,495
20,302	Coty, Inc.	254,993
9,617	Estee Lauder Companies, Inc.	1,397,543
25,457	General Mills, Inc.	1,092,614
5,999	Hershey Company	611,898
11,596	Hormel Foods Corporation	456,882
4,878	J.M. Smucker Company	500,532
10,723	Kellogg Company	750,825
15,000	Kimberly-Clark Corporation	1,704,600
25,650	Kraft Heinz Company	1,413,572
34,901	Kroger Company	1,015,968
5,208	McCormick & Company, Inc.	686,154
7,946	Molson Coors Brewing Company	488,679
63,335	Mondelez International, Inc.	2,720,872
17,637	Monster Beverage Corporation[a]	1,027,884
60,879	PepsiCo, Inc.	6,806,272
66,745	Philip Morris International, Inc.	5,442,387
107,970	Procter & Gamble Company	8,986,343
20,580	Sysco Corporation	1,507,485
12,779	Tyson Foods, Inc.	760,734
36,618	Walgreens Boots Alliance, Inc.	2,669,452
62,117	Wal-Mart Stores, Inc.	5,833,408

	Total	71,024,792

Energy (6.0%)
22,116	Anadarko Petroleum Corporation	1,490,840
5,970	Andeavor	916,395
16,410	Apache Corporation	782,265
17,880	Baker Hughes, Inc.	604,880
19,386	Cabot Oil & Gas Corporation	436,573
82,965	Chevron Corporation	10,144,960
4,098	Cimarex Energy Company	380,868

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (99.3%)	Value
Energy (6.0%) - continued
8,161	Concho Resources, Inc.[a]	$1,246,593
50,240	ConocoPhillips	3,888,576
22,473	Devon Energy Corporation	897,572
24,855	EOG Resources, Inc.	3,170,752
10,830	EQT Corporation	479,011
183,324	Exxon Mobil Corporation	15,586,207
37,612	Halliburton Company	1,524,414
4,675	Helmerich & Payne, Inc.	321,500
11,243	Hess Corporation	804,774
7,580	HollyFrontier Corporation	529,842
81,461	Kinder Morgan, Inc.	1,444,304
36,633	Marathon Oil Corporation	852,816
19,832	Marathon Petroleum Corporation	1,585,965
16,404	National Oilwell Varco, Inc.	706,684
8,576	Newfield Exploration Companya	247,246
20,802	Noble Energy, Inc.	648,814
32,881	Occidental Petroleum Corporation	2,701,832
17,651	ONEOK, Inc.	1,196,561
18,021	Phillips 66	2,031,327
7,318	Pioneer Natural Resources Company	1,274,722
59,475	Schlumberger, Ltd.	3,623,217
18,636	TechnipFMC plc	582,375
18,502	Valero Energy Corporation	2,104,603
50,901	Williams Companies, Inc.	1,383,998

	Total	63,590,486

Financials (13.2%)
2,332	Affiliated Managers Group, Inc.	318,831
33,241	Aflac, Inc.	1,564,654
15,093	Allstate Corporation	1,489,679
30,662	American Express Company	3,265,196
38,545	American International Group, Inc.	2,052,136
6,210	Ameriprise Financial, Inc.	916,969
10,499	Aon plc	1,614,536
7,827	Arthur J. Gallagher & Company	582,642
2,262	Assurant, Inc.	244,183
400,772	Bank of America Corporation	11,806,743
39,838	Bank of New York Mellon Corporation	2,031,340
33,481	BB&T Corporation	1,625,168
84,412	Berkshire Hathaway, Inc.[a]	18,073,453
5,296	BlackRock, Inc.	2,496,164
4,115	Brighthouse Financial, Inc.[a]	182,048
20,886	Capital One Financial Corporation	1,982,708
4,830	Cboe Global Markets, Inc.	463,487
51,558	Charles Schwab Corporation	2,534,076
20,000	Chubb, Ltd.	2,672,800
6,414	Cincinnati Financial Corporation	492,659
109,487	Citigroup, Inc.	7,854,597
20,814	Citizens Financial Group, Inc.	802,796
14,621	CME Group, Inc.	2,488,640
7,382	Comerica, Inc.	665,856
14,984	Discover Financial Services	1,145,527
11,333	E*TRADE Financial Corporation[a]	593,736
1,759	Everest Re Group, Ltd.	401,879
29,433	Fifth Third Bancorp	821,769
13,686	Franklin Resources, Inc.	416,191
15,083	Goldman Sachs Group, Inc.	3,382,212
15,378	Hartford Financial Services Group, Inc.	768,285
47,445	Huntington Bancshares, Inc.	707,879
24,871	Intercontinental Exchange, Inc.	1,862,589
17,637	Invesco, Ltd.	403,535
145,248	J.P. Morgan Chase & Company	16,389,784
13,019	Jefferies Financial Group, Inc.	285,897
45,585	KeyCorp	906,686
9,391	Lincoln National Corporation	635,395

Shares	Common Stock (99.3%)	Value
Financials (13.2%) - continued
11,243	Loews Corporation	$564,736
6,236	M&T Bank Corporation	1,026,071
21,786	Marsh & McLennan Companies, Inc.	1,802,138
43,647	MetLife, Inc.	2,039,188
7,168	Moody’s Corporation	1,198,490
58,527	Morgan Stanley	2,725,602
3,822	MSCI, Inc.	678,061
5,019	Nasdaq, Inc.	430,630
9,080	Northern Trust Corporation	927,340
14,937	People’s United Financial, Inc.	255,721
20,159	PNC Financial Services Group, Inc.	2,745,454
11,437	Principal Financial Group, Inc.	670,094
25,006	Progressive Corporation	1,776,426
18,034	Prudential Financial, Inc.	1,827,205
5,574	Raymond James Financial, Inc.	513,087
48,225	Regions Financial Corporation	884,929
10,791	S&P Global, Inc.	2,108,454
15,690	State Street Corporation	1,314,508
19,958	SunTrust Banks, Inc.	1,332,995
2,274	SVB Financial Group[a]	706,827
30,464	Synchrony Financial	946,821
10,397	T. Rowe Price Group, Inc.	1,135,145
4,534	Torchmark Corporation	393,052
11,605	Travelers Companies, Inc.	1,505,285
66,996	U.S. Bancorp	3,538,059
9,498	Unum Group	371,087
188,304	Wells Fargo & Company	9,897,258
5,661	Willis Towers Watson plc	797,861
8,464	Zions Bancorporation	424,470

	Total	141,479,719

Health Care (14.8%)
75,276	Abbott Laboratories	5,522,247
65,070	AbbVie, Inc.	6,154,321
1,813	ABIOMED, Inc.[a]	815,397
14,045	Aetna, Inc.	2,849,028
9,554	Alexion Pharmaceuticals, Inc.[a]	1,328,102
3,097	Align Technology, Inc.[a]	1,211,608
13,816	Allergan plc	2,631,672
6,985	AmerisourceBergen Corporation	644,157
28,029	Amgen, Inc.	5,810,131
10,958	Anthem, Inc.	3,003,040
21,153	Baxter International, Inc.	1,630,685
11,474	Becton, Dickinson and Company	2,994,714
8,721	Biogen, Inc.[a]	3,081,217
59,245	Boston Scientific Corporationa	2,280,932
70,182	Bristol-Myers Squibb Company	4,356,899
13,340	Cardinal Health, Inc.	720,360
30,350	Celgene Corporation[a]	2,716,021
8,810	Centene Corporation[a]	1,275,512
13,535	Cerner Corporation[a]	871,789
10,446	CIGNA Corporation	2,175,380
2,104	Cooper Companies, Inc.	583,124
43,652	CVS Health Corporation	3,436,285
26,395	Danaher Corporation	2,868,081
5,994	DaVita, Inc.[a]	429,350
9,765	Dentsply Sirona, Inc.	368,531
9,051	Edwards Lifesciences Corporation[a]	1,575,779
41,013	Eli Lilly and Company	4,401,105
5,201	Envision Healthcare Corporation[a]	237,842
24,119	Express Scripts Holding Company[a]	2,291,546
55,830	Gilead Sciences, Inc.	4,310,634
11,999	HCA Healthcare, Inc.	1,669,301
6,613	Henry Schein, Inc.[a]	562,303
11,723	Hologic, Inc.[a]	480,409
5,911	Humana, Inc.	2,000,992

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (99.3%)	Value
Health Care (14.8%) - continued
3,729	IDEXX Laboratories, Inc.[a]	$930,982
6,313	Illumina, Inc.[a]	2,317,250
7,553	Incyte Corporation[a]	521,761
4,865	Intuitive Surgical, Inc.[a]	2,792,510
7,016	IQVIA Holding, Inc.[a]	910,256
116,169	Johnson & Johnson	16,051,071
4,393	Laboratory Corporation of America Holdings[a]	762,976
8,676	McKesson Corporation	1,150,871
58,146	Medtronic plc	5,719,822
115,514	Merck & Company, Inc.	8,194,563
1,089	Mettler-Toledo International, Inc.[a]	663,179
22,132	Mylan NVa	810,031
6,918	Nektar Therapeutics[a]	421,721
4,751	PerkinElmer, Inc.	462,130
5,529	Perrigo Company plc	391,453
253,831	Pfizer, Inc.	11,186,332
5,832	Quest Diagnostics, Inc.	629,331
3,322	Regeneron Pharmaceuticals, Inc.[a]	1,342,221
6,129	ResMed, Inc.	706,919
13,800	Stryker Corporation	2,451,984
17,275	Thermo Fisher Scientific, Inc.	4,216,482
41,262	UnitedHealth Group, Inc.	10,977,342
3,741	Universal Health Services, Inc.	478,249
3,928	Varian Medical Systems, Inc.[a]	439,661
10,942	Vertex Pharmaceuticals, Inc.[a]	2,108,961
3,364	Waters Corporation[a]	654,904
2,114	Wellcare Health Plans, Inc.[a]	677,516
8,728	Zimmer Biomet Holdings, Inc.	1,147,470
20,776	Zoetis, Inc.	1,902,251

	Total	158,308,693

Industrials (9.6%)
25,492	3M Company	5,371,419
6,230	A.O. Smith Corporation	332,495
5,292	Alaska Air Group, Inc.	364,407
4,077	Allegion plc	369,254
17,891	American Airlines Group, Inc.	739,435
9,944	AMETEK, Inc.	786,769
18,244	Arconic, Inc.	401,551
23,130	Boeing Company	8,602,047
5,979	C.H. Robinson Worldwide, Inc.	585,464
25,672	Caterpillar, Inc.	3,914,723
3,712	Cintas Corporation	734,271
8,676	Copart, Inc.[a]	447,074
35,331	CSX Corporation	2,616,261
6,651	Cummins, Inc.	971,512
13,924	Deere & Company	2,093,195
27,711	Delta Air Lines, Inc.	1,602,527
6,642	Dover Corporation	588,016
18,777	Eaton Corporation plc	1,628,529
27,054	Emerson Electric Company	2,071,795
5,165	Equifax, Inc.	674,394
7,500	Expeditors International of Washington, Inc.	551,475
12,351	Fastenal Company	716,605
10,557	FedEx Corporation	2,542,020
5,618	Flowserve Corporation	307,248
6,036	Fluor Corporation	350,692
13,171	Fortive Corporation	1,108,998
6,266	Fortune Brands Home and Security, Inc.	328,088
11,861	General Dynamics Corporation	2,428,184
372,923	General Electric Company	4,210,301
5,097	Harris Corporation	862,463
32,071	Honeywell International, Inc.	5,336,614

Shares	Common Stock (99.3%)	Value
Industrials (9.6%) - continued
1,911	Huntington Ingalls Industries, Inc.	$489,369
15,291	IHS Markit, Ltd.[a]	825,102
13,091	Illinois Tool Works, Inc.	1,847,402
10,648	Ingersoll-Rand plc	1,089,290
5,175	Jacobs Engineering Group, Inc.	395,888
3,676	JB Hunt Transport Services, Inc.	437,224
39,769	Johnson Controls International plc	1,391,915
4,405	Kansas City Southern	498,998
3,370	L3 Technologies, Inc.	716,529
10,667	Lockheed Martin Corporation	3,690,355
13,331	Masco Corporation	487,915
14,378	Nielsen Holdings plc	397,696
12,132	Norfolk Southern Corporation	2,189,826
7,487	Northrop Grumman Corporation	2,376,149
15,107	PACCAR, Inc.	1,030,146
5,709	Parker Hannifin Corporation	1,050,056
6,970	Pentair, Ltd.	302,150
6,424	Quanta Services, Inc.[a]	214,433
12,335	Raytheon Company	2,549,151
9,574	Republic Services, Inc.	695,647
5,305	Robert Half International, Inc.	373,366
5,392	Rockwell Automation, Inc.	1,011,108
7,052	Rockwell Collins, Inc.	990,595
4,233	Rollins, Inc.	256,901
4,430	Roper Industries, Inc.	1,312,210
22,903	Southwest Airlines Company	1,430,292
6,625	Stanley Black & Decker, Inc.	970,165
3,674	Stericycle, Inc.[a]	215,590
10,994	Textron, Inc.	785,741
2,093	TransDigm Group, Inc.[a]	779,224
32,022	Union Pacific Corporation	5,214,142
10,120	United Continental Holdings, Inc.[a]	901,287
29,609	United Parcel Service, Inc.	3,456,851
3,589	United Rentals, Inc.[a]	587,160
31,948	United Technologies Corporation	4,466,650
6,670	Verisk Analytics, Inc.[a]	804,069
2,188	W.W. Grainger, Inc.	782,013
17,080	Waste Management, Inc.	1,543,349
7,726	Xylem, Inc.	617,076

	Total	102,810,856

Information Technology (26.2%)
27,613	Accenture plc	4,699,733
32,684	Activision Blizzard, Inc.	2,718,982
21,146	Adobe Systems, Inc.[a]	5,708,363
35,378	Advanced Micro Devices, Inc.[a]	1,092,826
13,739	Agilent Technologies, Inc.	969,149
7,327	Akamai Technologies, Inc.[a]	535,970
2,070	Alliance Data Systems Corporation	488,851
12,943	Alphabet, Inc., Class Aa	15,623,236
13,329	Alphabet, Inc., Class Ca	15,907,762
12,943	Amphenol Corporation	1,216,901
15,926	Analog Devices, Inc.	1,472,518
3,607	ANSYS, Inc.[a]	673,355
197,957	Apple, Inc.	44,686,813
43,284	Applied Materials, Inc.	1,672,927
2,044	Arista Networks, Inc.[a]	543,418
9,408	Autodesk, Inc.[a]	1,468,683
18,915	Automatic Data Processing, Inc.	2,849,734
18,694	Broadcom, Ltd.	4,612,371
5,063	Broadridge Financial Solutions, Inc.	668,063
13,416	CA, Inc.	592,316
12,105	Cadence Design Systems, Inc.[a]	548,599
197,922	Cisco Systems, Inc.	9,628,905
5,528	Citrix Systems, Inc.[a]	614,492

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (99.3%)	Value
Information Technology (26.2%) - continued
25,158	Cognizant Technology Solutions Corporation	$1,940,940
35,653	Corning, Inc.	1,258,551
12,228	DXC Technology Company	1,143,562
39,691	eBay, Inc.[a]	1,310,597
13,175	Electronic Arts, Inc.[a]	1,587,456
2,624	F5 Networks, Inc.[a]	523,278
104,435	Facebook, Inc.[a]	17,175,380
14,213	Fidelity National Information Services, Inc.	1,550,212
17,580	Fiserv, Inc.[a]	1,448,240
3,841	FleetCor Technologies, Inc.[a]	875,133
5,892	FLIR Systems, Inc.	362,181
3,917	Gartner, Inc.[a]	620,844
6,850	Global Payments, Inc.	872,690
65,565	Hewlett Packard Enterprise Company	1,069,365
70,476	HP, Inc.	1,816,166
200,087	Intel Corporation	9,462,114
39,525	International Business Machines Corporation	5,976,575
11,200	Intuit, Inc.	2,546,880
1,613	IPG Photonics Corporation[a]	251,741
14,993	Juniper Networks, Inc.	449,340
6,693	KLA-Tencor Corporation	680,745
7,044	Lam Research Corporation	1,068,575
39,368	MasterCard, Inc.	8,763,710
10,092	Microchip Technology, Inc.	796,360
49,796	Micron Technology, Inc.[a]	2,252,273
330,813	Microsoft Corporation	37,835,083
6,962	Motorola Solutions, Inc.	906,035
11,504	NetApp, Inc.	988,079
26,064	NVIDIA Corporation	7,324,505
122,407	Oracle Corporation	6,311,305
13,729	Paychex, Inc.	1,011,141
51,257	PayPal Holdings, Inc.[a]	4,502,415
5,430	Qorvo, Inc.[a]	417,513
60,383	QUALCOMM, Inc.	4,349,387
7,628	Red Hat, Inc.[a]	1,039,544
32,767	Salesforce.com, Inc.[a]	5,210,936
12,326	Seagate Technology plc	583,636
7,818	Skyworks Solutions, Inc.	709,171
26,687	Symantec Corporation	567,899
6,398	Synopsys, Inc.[a]	630,907
4,912	Take-Two Interactive Software, Inc.[a]	677,807
15,034	TE Connectivity, Ltd.	1,321,940
42,033	Texas Instruments, Inc.	4,509,721
7,124	Total System Services, Inc.	703,424
28,117	Twitter, Inc.[a]	800,210
4,122	VeriSign, Inc.[a]	660,015
76,693	Visa, Inc.	11,510,852
12,849	Western Digital Corporation	752,180
19,783	Western Union Company	377,064
9,186	Xerox Corporation	247,838
10,881	Xilinx, Inc.	872,330

	Total	279,617,812

Materials (2.3%)
9,412	Air Products and Chemicals, Inc.	1,572,275
4,756	Albemarle Corporation	474,554
3,779	Avery Dennison Corporation	409,455
14,997	Ball Corporation	659,718
10,021	CF Industries Holdings, Inc.	545,543
99,647	DowDuPont, Inc.	6,408,298
6,129	Eastman Chemical Company	586,668
11,149	Ecolab, Inc.	1,747,940
5,776	FMC Corporation	503,552

Shares	Common Stock (99.3%)	Value
Materials (2.3%) - continued
57,853	Freeport-McMoRan, Inc.	$805,314
3,389	International Flavors & Fragrances, Inc.	471,478
17,780	International Paper Company	873,887
13,805	LyondellBasell Industries NV	1,415,150
2,703	Martin Marietta Materials, Inc.	491,811
15,060	Mosaic Company	489,149
22,906	Newmont Mining Corporation	691,761
13,659	Nucor Corporation	866,663
4,052	Packaging Corporation of America	444,464
10,706	PPG Industries, Inc.	1,168,346
12,340	Praxair, Inc.	1,983,408
6,920	Sealed Air Corporation	277,838
5,675	Vulcan Materials Company	631,060
11,011	WestRock Company	588,428

	Total	24,106,760

Real Estate (2.6%)
4,421	Alexandria Real Estate Equities, Inc.	556,118
18,964	American Tower Corporation	2,755,469
6,756	Apartment Investment & Management Company	298,142
5,934	AvalonBay Communities, Inc.	1,074,944
6,628	Boston Properties, Inc.	815,840
12,983	CBRE Group, Inc.[a]	572,550
17,811	Crown Castle International Corporation	1,982,899
8,843	Digital Realty Trust, Inc.	994,661
15,331	Duke Realty Corporation	434,940
3,411	Equinix, Inc.	1,476,588
15,810	Equity Residential	1,047,571
2,835	Essex Property Trust, Inc.	699,423
5,414	Extra Space Storage, Inc.	469,069
3,144	Federal Realty Investment Trust	397,622
20,173	HCP, Inc.	530,953
31,832	Host Hotels & Resorts, Inc.	671,655
12,084	Iron Mountain, Inc.	417,140
18,244	Kimco Realty Corporation	305,405
4,661	Macerich Company	257,707
4,886	Mid-America Apartment Communities, Inc.	489,479
27,019	Prologis, Inc.	1,831,618
6,434	Public Storage, Inc.	1,297,287
12,211	Realty Income Corporation	694,684
6,329	Regency Centers Corporation	409,296
4,946	SBA Communications Corporation[a]	794,476
13,298	Simon Property Group, Inc.	2,350,421
3,796	SL Green Realty Corporation	370,224
11,490	UDR, Inc.	464,541
15,299	Ventas, Inc.	831,960
7,430	Vornado Realty Trust	542,390
15,972	Welltower, Inc.	1,027,319
32,505	Weyerhaeuser Company	1,048,936

	Total	27,911,327

Telecommunications Services (1.9%)
311,423	AT&T, Inc.	10,457,584
42,154	CenturyLink, Inc.	893,665
177,412	Verizon Communications, Inc.	9,472,027

	Total	20,823,276

Utilities (2.8%)
28,399	AES Corporation	397,586
9,940	Alliant Energy Corporation	423,146
10,462	Ameren Corporation	661,408

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (99.3%)	Value
Utilities (2.8%) - continued
21,148	American Electric Power Company, Inc.	$1,498,970
7,645	American Water Works Company, Inc.	672,531
18,526	CenterPoint Energy, Inc.	512,244
12,131	CMS Energy Corporation	594,419
13,342	Consolidated Edison, Inc.	1,016,527
28,020	Dominion Energy, Inc.	1,969,246
7,792	DTE Energy Company	850,341
30,099	Duke Energy Corporation	2,408,522
13,990	Edison International, Inc.	946,843
7,765	Entergy Corporation	629,974
11,645	Evergy, Inc.	639,543
13,607	Eversource Energy	836,014
41,451	Exelon Corporation	1,809,751
19,249	FirstEnergy Corporation	715,485
20,243	NextEra Energy, Inc.	3,392,727
14,486	NiSource, Inc.	360,991
12,845	NRG Energy, Inc.	480,403
22,174	PG&E Corporation[a]	1,020,226
4,806	Pinnacle West Capital Corporation	380,539
30,015	PPL Corporation	878,239
21,693	Public Service Enterprise Group, Inc.	1,145,174
6,124	SCANA Corporation	238,162
11,342	Sempra Energy	1,290,153
43,437	Southern Company	1,893,853
13,549	WEC Energy Group, Inc.	904,531
21,849	Xcel Energy, Inc.	1,031,491

	Total	29,599,039

	Total Common Stock (cost $601,505,405)	1,059,960,295

Shares	Collateral Held for Securities Loaned (<0.1%)	Value
489,950	Thrivent Cash Management Trust	489,950

	Total Collateral Held for Securities Loaned (cost $489,950)	489,950

Shares or Principal Amount	Short-Term Investments (0.7%)	Value
	Federal Home Loan Bank Discount Notes
250,000	1.980%, 10/23/2018[c,d]	249,678
200,000	1.960%, 10/24/2018[c,d]	199,730
300,000	1.990%, 10/30/2018[c,d]	299,490
500,000	2.100%, 11/28/2018[c,d]	498,268
	Thrivent Core Short-Term Reserve Fund
586,236	2.340%	5,862,355

	Total Short-Term Investments (cost $7,109,489)	7,109,521

	Total Investments (cost $609,104,844) 100.0%	$1,067,559,766

	Other Assets and Liabilities, Net (<0.1%)	(31,316)

	Total Net Assets 100.0%	$1,067,528,450

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of September 28, 2018:

Securities Lending Transactions

Common Stock	$476,788

Total lending	$476,788
Gross amount payable upon return of collateral for securities loaned	$489,950

Net amounts due to counterparty	$13,162

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	140,687,535	140,687,535	–	–
Consumer Staples	71,024,792	71,024,792	–	–
Energy	63,590,486	63,590,486	–	–
Financials	141,479,719	141,479,719	–	–
Health Care	158,308,693	158,308,693	–	–
Industrials	102,810,856	102,810,856	–	–
Information Technology	279,617,812	279,617,812	–	–
Materials	24,106,760	24,106,760	–	–
Real Estate	27,911,327	27,911,327	–	–
Telecommunications Services	20,823,276	20,823,276	–	–
Utilities	29,599,039	29,599,039	–	–
Short-Term Investments	1,247,166	–	1,247,166	–

Subtotal Investments in Securities	$1,061,207,461	$1,059,960,295	$1,247,166	$–

Other Investments *	Total
Short-Term Investments	5,862,355
Collateral Held for Securities Loaned	489,950

Subtotal Other Investments	$6,352,305

Total Investments at Value	$1,067,559,766

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	12,787	12,787	–	–

Total Asset Derivatives	$12,787	$12,787	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Index Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $1,247,166 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME E-mini S&P 500 Index	44	December 2018	$6,409,013	$12,787
Total Futures Long Contracts			$6,409,013	$12,787
Total Futures Contracts			$6,409,013	$12,787

Reference Description:

CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$15,428	$59,743	$69,309	586	$5,862	0.6%
Total Affiliated Short-Term Investments	15,428				5,862	0.6

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	15,094	12,372	26,976	490	490	<0.1
Total Collateral Held for Securities Loaned	15,094				490	<0.1

Total Value	$30,522				$6,352

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$263
Total Income from Affiliated Investments				$263

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	5
Total Affiliated Income from Securities Loaned, Net				$5

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (90.4%)	Value
Consumer Discretionary (14.6%)
25,166	Amazon.com, Inc.[a]	$50,407,498
11,400	AOKI Holdings, Inc.	155,874
9,900	Aoyama Trading Company, Ltd.	304,047
11,299	Aptiv plc	947,986
17,900	Autobacs Seven Company, Ltd.	307,152
14,154	Berkeley Group Holdings plc	678,076
4,274	Booking Holdings, Inc.[a]	8,479,616
163,600	Bridgestone Corporation	6,183,015
155,547	Bunzl plc	4,890,141
98,822	Carnival Corporation	6,301,879
43,600	CBS Corporation	2,504,820
14,500	Chiyoda Company, Ltd.	285,776
5,974	Cie Generale des Etablissements Michelin	713,031
232,787	Comcast Corporation	8,242,988
23,100	DCM Holdings Company, Ltd.	209,893
57,865	Harley-Davidson, Inc.	2,621,285
207,200	Honda Motor Company, Ltd.	6,240,089
71,600	Inchcape plc	623,453
8,758	Ipsos SA	268,159
1,525,520	ITV plc	3,130,945
397	Kering SA	212,933
65,700	Las Vegas Sands Corporation	3,897,981
96,744	Lowe’s Companies, Inc.	11,108,146
81,925	Magna International, Inc.	4,303,520
17,800	McDonald’s Corporation	2,977,762
71,026	Mediaset Espana Comunicacion SA	517,084
24,249	Netflix, Inc.[a]	9,072,278
15,579	Next plc	1,114,935
78,400	NHK Spring Company, Ltd.	815,311
38,377	NIKE, Inc.	3,251,299
687,600	Nissan Motor Company, Ltd.	6,434,239
89,254	Peugeot SA	2,407,689
10,000	Plenus Company, Ltd.[b]	162,959
37,545	ProSiebenSat.1 Media AG	972,716
1,284	RTL Group SA	91,583
27,300	Sangetsu Company, Ltd.	535,692
40,600	Sankyo Company, Ltd.	1,588,245
430,800	Sekisui House, Ltd.	6,569,379
116,927	Seven West Media, Ltd.[a]	84,375
18,700	SHIMAMURA Company, Ltd.	1,773,855
57,200	Sumitomo Rubber Industries, Ltd.	858,931
45,116	Super Retial Group, Ltd.	289,129
5,200	Takara Standard Company, Ltd.	91,037
107,900	Toyoda Gosei Company, Ltd.	2,664,728
89,200	TV Asahi Holdings Corporation	1,714,348
21,018	Wolters Kluwer NV	1,310,260

	Total	168,316,137

Consumer Staples (4.2%)
36,000	Altria Group, Inc.	2,171,160
16,400	Arcs Company, Ltd.	444,648
127,672	Empire Company, Ltd.	2,326,790
21,277	ForFarmers BV	240,718
111,943	Imperial Brands plc	3,895,410
340,000	Japan Tobacco, Inc.	8,878,523
27,178	Kimberly-Clark Corporation	3,088,508
130,368	Koninklijke Ahold Delhaize NV	2,990,969
102,000	Kroger Company	2,969,220
5,646	Loblaw Companies, Ltd.	290,070
5,200	Ministop Company, Ltd.	99,869
5,700	NH Foods, Ltd.	210,572
48,622	Swedish Match AB	2,485,329
94,527	Unilever NV	5,258,044
138,878	Unilever plc	7,629,185
26,194	Wal-Mart Stores, Inc.	2,459,879

Shares	Common Stock (90.4%)	Value
Consumer Staples (4.2%) - continued
95,805	Wesfarmers, Ltd.	$3,449,870

	Total	48,888,764

Energy (4.9%)
104,790	Anadarko Petroleum Corporation	7,063,894
24,831	BP plc	190,324
92,296	Chevron Corporation	11,285,955
11,389	Eni SPA	214,678
19,894	EQT Corporation	879,912
3,418	Gaztransport Et Technigaz SA	259,141
175,337	Halliburton Company	7,106,409
169,578	Marathon Oil Corporation	3,947,776
33,200	Marathon Petroleum Corporation	2,655,004
51,481	OMV AG	2,888,032
41,531	Petrofac, Ltd.	349,226
13,400	Phillips 66	1,510,448
17,272	Pioneer Natural Resources Company	3,008,610
10,287	Royal Dutch Shell plc, Class A	352,727
234,710	Royal Dutch Shell plc, Class B	8,216,437
48,736	Total SA	3,168,849
48,736	Total SA, DRIP[a,c]	2,087
1,362,699	Weatherford International plc[a,b]	3,692,914

	Total	56,792,423

Financials (13.2%)
14,569	Aareal Bank AG	607,476
38,700	Aflac, Inc.	1,821,609
1,556	Allianz SE	346,314
21,366	American International Group, Inc.	1,137,526
23,346	Anima Holding SPA[d]	114,397
14,794	ASX, Ltd.	680,479
184,494	Australia & New Zealand Banking Group, Ltd.	3,755,693
175,629	Banca Monte dei Paschi di Siena SPA[a,b]	455,998
53,578	Banco de Sabadell SA	82,826
614,226	Bank of America Corporation	18,095,098
73,674	Bankinter SA	676,756
92,062	Barclays plc	204,197
165,752	Blackstone Group, LP	6,311,836
762,463	CaixaBank SA	3,467,620
21,860	Capital One Financial Corporation	2,075,170
37,515	Chubb, Ltd.	5,013,505
166,741	CI Financial Corporation	2,647,666
263,598	Citigroup, Inc.	18,910,520
98,753	CNP Assurances	2,380,507
33,043	Comerica, Inc.	2,980,479
24,834	Direct Line Insurance Group plc	104,820
229,815	DnB ASA	4,836,342
44,570	Euronext NVd	2,928,484
116,016	Fifth Third Bancorp	3,239,167
140,454	Finecobank Banca Fineco SPA	1,872,939
429,454	FlexiGroup, Ltd.	594,267
43,220	Genworth MI Canada, Inc.[b]	1,425,107
64,836	Goldman Sachs Group, Inc.	14,538,825
28,745	Hannover Rueckversicherung SE	4,057,306
264,552	HSBC Holdings plc	2,308,331
239,386	Huntington Bancshares, Inc.	3,571,639
41,089	J.P. Morgan Chase & Company	4,636,483
220,916	KeyCorp	4,394,019
31,200	Matsui Securities Company, Ltd.	327,873
2,435,836	Medibank Private, Ltd.	5,121,892
123,720	MetLife, Inc.	5,780,198
1,001,300	Mizuho Financial Group, Inc.	1,745,068
49,372	National Bank of Canada	2,465,829
13,422	Paragon Banking Group plc	83,716

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (90.4%)	Value
Financials (13.2%) - continued
20,736	Pargesa Holding SA	$1,666,009
11,155	Prudential Financial, Inc.	1,130,225
15,100	Senshu Ikeda Holdings, Inc.	50,637
62,554	State Street Corporation	5,240,774
15,367	Sun Life Financial, Inc.	610,920
146,854	Synchrony Financial	4,564,222
2,108	Topdanmark AS	96,344
63,700	U.S. Bancorp	3,363,997

	Total	152,521,105

Health Care (10.7%)
19,970	Aetna, Inc.	4,050,914
17,614	Amplifon SPA	390,515
13,500	Becton, Dickinson and Company	3,523,500
25,476	Biogen, Inc.[a]	9,000,926
54,238	Celgene Corporation[a]	4,853,759
85,537	CVS Health Corporation	6,733,473
12,726	Danaher Corporation	1,382,807
9,320	Edwards Lifesciences Corporation[a]	1,622,612
25,066	Express Scripts Holding Company[a]	2,381,521
1,713	Gerresheimer AG	144,614
21,900	Gilead Sciences, Inc.	1,690,899
65,090	GlaxoSmithKline plc	1,305,369
80,162	GlaxoSmithKline plc ADR	3,220,107
5,217	Illumina, Inc.[a]	1,914,952
2,958	Intuitive Surgical, Inc.[a]	1,697,892
57,015	Johnson & Johnson	7,877,762
21,800	KYORIN Holdings, Inc.	450,529
2,275	LNA Sante	141,101
33,705	Medtronic plc	3,315,561
180,062	Merck & Company, Inc.	12,773,598
13,600	Miraca Holdings, Inc.	353,790
93,593	Novartis AG	8,056,341
208,187	Novo Nordisk AS	9,798,336
220,391	Pfizer, Inc.	9,712,631
32,740	Roche Holding AG	7,917,038
6,284	Thermo Fisher Scientific, Inc.	1,533,799
54,492	UnitedHealth Group, Inc.	14,497,052
8,424	Vertex Pharmaceuticals, Inc.[a]	1,623,642
18,855	Zoetis, Inc.	1,726,364

	Total	123,691,404

Industrials (11.2%)
90,669	ACS Actividades de Construccion y Servicios, SAa	3,850,967
5,957	Atlantia SPA	123,588
150,181	Atlas Copco AB, Class A	4,318,935
133,866	Atlas Copco AB, Class B	3,566,619
37,148	Boeing Company	13,815,341
26,964	Caterpillar, Inc.	4,111,740
9,217	CIA De Distribucion Integral	236,795
146,713	CSX Corporation	10,864,098
146,516	Delta Air Lines, Inc.	8,473,020
16,146	Ferguson plc	1,369,542
197,964	GWA Group, Ltd.	446,398
68,400	Hino Motors, Ltd.	748,968
4,806	Hochtief AG	796,716
75,670	Honeywell International, Inc.	12,591,488
25,000	Inaba Denki Sangyo Company, Ltd.	1,103,865
19,658	Ingersoll-Rand plc	2,011,013
19,000	Mitsuboshi Belting, Ltd.	501,634
16,294	Monadelphous Group, Ltd.	189,282
76,893	National Express Group plc	391,062
63,600	Nitto Kogyo Corporation	1,176,144
32,771	Nobina ABd	234,124
79,596	Norfolk Southern Corporation	14,367,078

Shares	Common Stock (90.4%)	Value
Industrials (11.2%) - continued
23,378	Northgate plc	$126,699
181,669	PageGroup plc	1,353,755
5,705	Rockwool International AS	2,441,080
38,542	Sandvik AB	682,358
17,413	Schindler Holding AG, Participation Certificate	4,345,528
26,492	Schneider Electric SE	2,127,226
233	SGS SA	613,473
27,300	ShinMaywa Industries, Ltd.	370,026
169,125	SKF AB	3,327,869
47,828	Smiths Group plc	931,226
52,658	Southwest Airlines Company	3,288,492
10,170	Spirax-Sarco Engineering plc	966,177
339,400	Sumitomo Electric Industries, Ltd.	5,325,753
9,200	Taikisha, Ltd.	300,454
25,300	Toppan Forms Company, Ltd.	243,245
121,500	Toppan Printing Company, Ltd.	1,950,674
3,800	Toshiba Machine Company, Ltd.	84,964
55,840	Transcontinental, Inc.	990,002
19,800	Tsubakimoto Chain Company	916,668
35,952	United Parcel Service, Inc.	4,197,396
25,181	United Technologies Corporation	3,520,556
49,840	Vinci SA	4,741,765
11,700	Yuasa Trading Company, Ltd.	420,094

	Total	128,553,897

Information Technology (21.9%)
19,324	Alphabet, Inc., Class Aa	23,325,614
12,516	Alphabet, Inc., Class Ca	14,937,471
53,866	Amadeus IT Holding SA	4,992,777
129,133	Apple, Inc.	29,150,483
27,521	Autodesk, Inc.[a]	4,296,303
58,500	Canon, Inc.	1,855,009
46,214	Capgemini SA	5,818,238
58,421	Carsales.com, Ltd.	610,550
112,567	CGI Group, Inc.[a]	7,257,833
440,347	Cisco Systems, Inc.	21,422,882
92,045	Facebook, Inc.[a]	15,137,721
31,544	Halma plc	593,878
200	Hirose Electric Company, Ltd.	21,846
343,600	Konica Minolta Holdings, Inc.	3,656,575
7,438	Kulicke and Soffa Industries, Inc.	177,322
39,505	MasterCard, Inc.	8,794,208
270,868	Microsoft Corporation	30,979,173
33,400	NEC Networks & System Integration Corporation	774,575
14,976	NVIDIA Corporation	4,208,556
97,203	Oracle Corporation	5,011,787
110,516	PayPal Holdings, Inc.[a]	9,707,725
57,258	Red Hat, Inc.[a]	7,803,120
217,191	RELX plc	4,568,994
191,263	RELX plc	4,018,280
12,500	Ryoyo Electro Corporation	193,250
107,204	Salesforce.com, Inc.[a]	17,048,652
23,515	Seagate Technology plc	1,113,435
184,900	Shinko Electric Industries Company, Ltd.	1,556,162
1,083	Siltronic AG	132,440
17,781	TE Connectivity, Ltd.	1,563,483
21,733	Texas Instruments, Inc.	2,331,734
6,400	Tokyo Seimitsu Company, Ltd.	166,826
110,440	Visa, Inc.	16,575,940
30,576	Xilinx, Inc.	2,451,278

	Total	252,254,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (90.4%)	Value
Materials (5.9%)
47,643	Alcoa Corporation[a]	$1,924,777
90,778	BASF SE	8,055,015
256,445	BHP Billiton plc	5,596,068
147,090	BHP Billiton, Ltd.	3,664,153
24,265	Canfor Corporation[a]	452,368
31,824	CF Industries Holdings, Inc.	1,732,499
144,600	Daicel Corporation	1,679,681
69,745	Eastman Chemical Company	6,675,991
105,161	Evonik Industries AG	3,761,072
4,986	Fuchs Petrolub SE	278,233
65,042	Granges AB	774,569
8,812	Hexpol AB	96,968
13,800	Hitachi Chemical Company, Ltd.	280,823
16,300	Hokuetsu Corporation	88,766
27,600	JSR Corporation	515,258
150,500	Kuraray Company, Ltd.	2,262,544
63,500	Kyoei Steel, Ltd.	1,238,376
52,889	Methanex Corporation[b]	4,183,520
99,362	Mondi plc	2,720,520
29,921	Navigator Company SA	146,600
67,800	Nippon Kayaku Company, Ltd.	806,321
47,300	Nippon Light Metal Holdings Company, Ltd.	105,699
228,100	Nippon Steel & Sumitomo Metal Corporation	4,824,919
444	Rio Tinto, Ltd.	25,252
176,370	Sandfire Resources NL	946,140
3,400	Sanyo Special Steel Company, Ltd.	82,948
46,004	SSAB AB, Class A	230,909
18,400	Taiheiyo Cement Corporation	577,078
9,300	Taiyo Holdings Company, Ltd.	358,904
43,700	Toagosei Company, Ltd.	504,217
6,900	Ube Industries, Ltd.	187,726
179,883	UPM-Kymmene Oyj	7,054,818
108,251	WestRock Company	5,784,933
7,500	Yamato Kogyo Company, Ltd.	232,584

	Total	67,850,249

Real Estate (0.5%)
16,862	Artis Real Estate Investment Trust	153,392
17,600	Daito Trust Construction Company, Ltd.	2,268,042
149,000	Hang Lung Properties, Ltd.	290,667
8,700	Hitachi High-Technologies Corporation	300,396
370,000	Hysan Development Company, Ltd.	1,868,524
10,881	Quebecor, Inc.	218,184
115,000	Road King Infrastructure, Ltd.	196,942
35,500	Swire Pacific, Ltd.	388,780
269,300	Wing Tai Holdings, Ltd.	384,189

	Total	6,069,116

Telecommunications Services (1.3%)
11,127	Freenet AGb	267,131
812,486	KCOM Group plc	993,342
65,600	NTT DOCOMO, Inc.	1,763,169
253,669	Telenor ASA	4,960,657
127,951	Verizon Communications, Inc.	6,831,304

	Total	14,815,603

Utilities (2.0%)
57,980	Edison International, Inc.	3,924,087
167,589	Enagas SA	4,517,057
191,300	Osaka Gas Company, Ltd.	3,735,437

Shares	Common Stock (90.4%)	Value
Utilities (2.0%) - continued
237,932	PG&E Corporation[a]	$10,947,251

	Total	23,123,832

	Total Common Stock (cost $789,337,624)	1,042,876,650

Shares	Collateral Held for Securities Loaned (0.6%)	Value
6,065,874	Thrivent Cash Management Trust	6,065,874

	Total Collateral Held for Securities Loaned (cost $6,065,874)	6,065,874

Shares or Principal Amount	Short-Term Investments (9.5%)	Value
	Federal Home Loan Bank Discount Notes
800,000	1.910%, 10/4/2018[e,f]	799,859
6,300,000	1.930%, 10/10/2018[e,f]	6,296,674
3,300,000	1.993%, 10/24/2018[e,f]	3,295,552
4,700,000	1.990%, 10/30/2018[e,f]	4,692,010
2,200,000	2.020%, 11/6/2018[e,f]	2,195,270
700,000	2.100%, 11/28/2018[e,f]	697,575
	Thrivent Core Short-Term Reserve Fund
9,180,931	2.340%	91,809,306

	Total Short-Term Investments (cost $109,785,616)	109,786,246

	Total Investments (cost $905,189,114) 100.5%	$1,158,728,770

	Other Assets and Liabilities, Net (0.5%)	(5,392,631)

	Total Net Assets 100.0%	$1,153,336,139

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $3,277,005 or 0.3% of total net assets.

e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Portfolio as of September 28, 2018:

Securities Lending Transactions

Common Stock	$5,568,325

Total lending	$5,568,325
Gross amount payable upon return of collateral for securities loaned	$6,065,874

Net amounts due to counterparty	$497,549

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
DRIP	-	Dividend Reinvestment Plan

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	168,316,137	114,117,058	54,199,079	–
Consumer Staples	48,888,764	10,688,767	38,199,997	–
Energy	56,792,423	41,150,922	15,639,414	2,087
Financials	152,521,105	106,805,292	45,715,813	–
Health Care	123,691,404	95,133,771	28,557,633	–
Industrials	128,553,897	77,240,222	51,313,675	–
Information Technology	252,254,120	216,036,887	36,217,233	–
Materials	67,850,249	20,301,720	47,548,529	–
Real Estate	6,069,116	–	6,069,116	–
Telecommunications Services	14,815,603	6,831,304	7,984,299	–
Utilities	23,123,832	14,871,338	8,252,494	–
Short-Term Investments	17,976,940	–	17,976,940	–

Subtotal Investments in Securities	$1,060,853,590	$703,177,281	$357,674,222	$2,087

Other Investments *	Total
Short-Term Investments	91,809,306
Collateral Held for Securities Loaned	6,065,874

Subtotal Other Investments	$97,875,180

Total Investments at Value	$1,158,728,770

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,851,105	2,851,105	–	–

Total Asset Derivatives	$2,851,105	$2,851,105	$–	$–

Liability Derivatives
Futures Contracts	605,279	605,279	–	–

Total Liability Derivatives	$605,279	$605,279	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

The following table presents Large Cap Stock Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $17,976,940 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
ICE mini MSCI EAFE Index	988	December 2018	$96,262,267	$1,327,433
ICE US mini MSCI Emerging Markets Index	1,247	December 2018	63,925,123	1,523,672

Total Futures Long Contracts			$160,187,390	$2,851,105

CME E-mini S&P 500 Index	(473)	December 2018	($68,429,071)	($605,279)

Total Futures Short Contracts			($68,429,071)	($605,279)

Total Futures Contracts			$91,758,319	$2,245,826

Reference Description:

CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$54,990	$398,082	$361,263	9,181	$91,809	8.0%
Total Affiliated Short-Term Investments	54,990				91,809	8.0

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	5,612	135,197	134,743	6,066	6,066	0.6
Total Collateral Held for Securities Loaned	5,612				6,066	0.6

Total Value	$60,602				$97,875

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$1,642

Total Income from Affiliated Investments				$1,642

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	131

Total Affiliated Income from Securities Loaned, Net				$131

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (98.8%)	Value
Consumer Discretionary (8.4%)
106,990	Aptiv plc	$8,976,461
202,454	CBS Corporation	11,630,982
1,011,070	Comcast Corporation	35,801,989
543,348	Harley-Davidson, Inc.	24,613,664
521,730	Lowe’s Companies, Inc.	59,905,039

	Total	140,928,135

Consumer Staples (2.0%)
86,800	Kimberly-Clark Corporation	9,863,952
248,921	Wal-Mart Stores, Inc.	23,376,171

	Total	33,240,123

Energy (10.3%)
267,400	Anadarko Petroleum Corporation	18,025,434
430,175	Chevron Corporation	52,601,799
188,119	EQT Corporation	8,320,503
457,950	Halliburton Company	18,560,714
1,398,901	Marathon Oil Corporation	32,566,415
179,270	Marathon Petroleum Corporation	14,336,222
67,150	Phillips 66	7,569,148
84,920	Pioneer Natural Resources Company	14,792,215
2,515,350	Weatherford International plc[a,b]	6,816,599

	Total	173,589,049

Financials (24.9%)
275,640	Aflac, Inc.	12,974,375
201,150	American International Group, Inc.	10,709,226
2,574,627	Bank of America Corporation	75,848,511
485,950	Blackstone Group, LP	18,504,976
206,080	Capital One Financial Corporation	19,563,174
112,730	Chubb, Ltd.	15,065,237
938,900	Citigroup, Inc.	67,356,686
230,930	Comerica, Inc.	20,829,886
1,098,430	Fifth Third Bancorp	30,668,166
141,250	Goldman Sachs Group, Inc.	31,673,900
547,250	Huntington Bancshares, Inc.	8,164,970
205,750	J.P. Morgan Chase & Company	23,216,830
320,640	MetLife, Inc.	14,980,301
104,850	Prudential Financial, Inc.	10,623,402
212,470	State Street Corporation	17,800,737
527,381	Synchrony Financial	16,391,001
312,610	U.S. Bancorp	16,508,934
177,090	Zions Bancorporation	8,881,064

	Total	419,761,376

Health Care (17.4%)
96,750	Aetna, Inc.	19,625,737
87,850	Biogen, Inc.[b]	31,038,284
409,170	CVS Health Corporation	32,209,862
236,737	Express Scripts Holding Company[b]	22,492,382
231,220	Gilead Sciences, Inc.	17,852,496
336,450	GlaxoSmithKline plc ADR	13,515,197
191,350	Johnson & Johnson	26,438,830
315,590	Medtronic plc	31,044,588
696,550	Merck & Company, Inc.	49,413,257
601,950	Pfizer, Inc.	26,527,937
84,547	UnitedHealth Group, Inc.	22,492,884

	Total	292,651,454

Industrials (11.0%)
67,800	Boeing Company	25,214,820
198,100	CSX Corporation	14,669,305
438,410	Delta Air Lines, Inc.	25,353,250
176,603	Honeywell International, Inc.	29,386,739
210,700	Ingersoll-Rand plc	21,554,610
94,780	Norfolk Southern Corporation	17,107,790

Shares	Common Stock (98.8%)	Value
Industrials (11.0%) - continued
122,974	United Parcel Service, Inc.	$14,357,215
268,500	United Technologies Corporation	37,538,985

	Total	185,182,714

Information Technology (14.5%)
19,030	Alphabet, Inc., Class Cb	22,711,734
93,250	Apple, Inc.	21,050,255
1,818,340	Cisco Systems, Inc.	88,462,241
538,160	Microsoft Corporation	61,549,359
549,590	Oracle Corporation	28,336,860
206,140	Texas Instruments, Inc.	22,116,761

	Total	244,227,210

Materials (4.0%)
271,180	Alcoa Corporation[b]	10,955,672
301,500	CF Industries Holdings, Inc.	16,413,660
195,721	Eastman Chemical Company	18,734,414
407,450	WestRock Company	21,774,128

	Total	67,877,874

Telecommunications Services (3.5%)
1,102,944	Verizon Communications, Inc.	58,886,180

	Total	58,886,180

Utilities (2.8%)
192,800	Edison International, Inc.	13,048,704
739,387	PG&E Corporation[b]	34,019,196

	Total	47,067,900

	Total Common Stock (cost $1,132,213,103)	1,663,412,015

Shares	Collateral Held for Securities Loaned (0.4%)	Value
7,168,500	Thrivent Cash Management Trust	7,168,500

	Total Collateral Held for Securities Loaned (cost $7,168,500)	7,168,500

Shares or Principal Amount	Short-Term Investments (1.2%)	Value
	Thrivent Core Short-Term Reserve Fund
1,991,640	2.340%	19,916,397

	Total Short-Term Investments (cost $19,916,397)	19,916,397

	Total Investments (cost $1,159,298,000) 100.4%	$1,690,496,912

	Other Assets and Liabilities, Net (0.4%)	(6,258,083)

	Total Net Assets 100.0%	$1,684,238,829

a	All or a portion of the security is on loan.
b	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of September 28, 2018:

Securities Lending Transactions

Common Stock	$6,475,545
Total lending	$6,475,545
Gross amount payable upon return of collateral for securities loaned	$7,168,500
Net amounts due to counterparty	$692,955

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of September 28, 2018:

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	140,928,135	140,928,135	–	–
Consumer Staples	33,240,123	33,240,123	–	–
Energy	173,589,049	173,589,049	–	–
Financials	419,761,376	419,761,376	–	–
Health Care	292,651,454	292,651,454	–	–
Industrials	185,182,714	185,182,714	–	–
Information Technology	244,227,210	244,227,210	–	–
Materials	67,877,874	67,877,874	–	–
Telecommunications Services	58,886,180	58,886,180	–	–
Utilities	47,067,900	47,067,900	–	–

Subtotal Investments in Securities	$1,663,412,015	$1,663,412,015	$–	$–

Other Investments *	Total
Short-Term Investments	19,916,397
Collateral Held for Securities Loaned	7,168,500

Subtotal Other Investments	$27,084,897

Total Investments at Value	$1,690,496,912

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$27,243	$50,485	$57,812	1,992	$19,916	1.2%
Total Affiliated Short-Term Investments	27,243				19,916	1.2

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	42	118,777	111,650	7,169	7,169	0.4
Total Collateral Held for Securities Loaned	42				7,169	0.4

Total Value	$27,285				$27,085

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$311
Total Income from Affiliated Investments				$311

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	36
Total Affiliated Income from Securities Loaned, Net				$36

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (0.7%)[a]	Value
Basic Materials (<0.1%)
	Big River Steel, LLC, Term Loan
$74,250	7.386%, (LIBOR 3M + 5.000%), 8/23/2023[b]	$75,271
	MRC Global (US), Inc., Term Loan
69,649	5.242%, (LIBOR 1M + 3.000%), 9/20/2024[b,c]	70,084

	Total	145,355

Capital Goods (<0.1%)
	Advanced Disposal Services, Inc., Term Loan
139,799	4.413%, (LIBOR 1W + 2.250%), 11/10/2023[b]	140,254

	Total	140,254

Communications Services (0.2%)
	Frontier Communications Corporation, Term Loan
138,250	6.000%, (LIBOR 1M + 3.750%), 6/15/2024[b]	135,290
	Intelsat Jackson Holdings SA, Term Loan
95,000	5.980%, (LIBOR 1M + 3.750%), 11/27/2023[b]	95,330
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
180,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	176,738
	NEP/NCP Holdco, Inc., Term Loan
162,519	5.492%, (LIBOR 1M + 3.250%), 7/21/2022[b]	162,450
	Radiate Holdco, LLC, Term Loan
302,695	5.242%, (LIBOR 1M + 3.000%), 2/1/2024[b]	302,096
	TNS, Inc., Term Loan
107,576	6.320%, (LIBOR 3M + 4.000%), 8/14/2022[b]	107,779
	Univision Communications, Inc., Term Loan
1,147,347	4.992%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,114,934
	WideOpenWest Finance, LLC, Term Loan
101,970	5.408%, (LIBOR 1M + 3.250%), 8/19/2023[b]	99,760

	Total	2,194,377

Consumer Cyclical (0.1%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
120,499	4.720%, (LIBOR 1M + 2.500%), 11/17/2024[b]	121,253
	Cengage Learning Acquisitions, Term Loan
449,074	6.415%, (LIBOR 1M + 4.250%), 6/7/2023[b]	418,200
	Golden Entertainment, Inc., Term Loan
188,575	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b]	189,046

Principal Amount	Bank Loans (0.7%)[a]	Value
Consumer Cyclical (0.1%) - continued
	Seminole Hard Rock Entertainment, Inc., Term Loan
$460,750	5.087%, (LIBOR 3M + 2.750%), 5/14/2020[b]	$461,902

	Total	1,190,401

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
223,312	5.383%, (LIBOR 1M + 3.250%), 4/28/2022[b]	219,684
79,400	6.415%, (LIBOR 1M + 4.250%), 3/14/2025[b]	79,036
	Bausch Health Companies, Inc., Term Loan
156,000	5.104%, (LIBOR 1M + 3.000%), 6/1/2025[b]	156,738
	Endo Luxembourg Finance Company I SARL., Term Loan
164,171	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	165,162
	JBS USA LUX SA, Term Loan
300,425	4.837%, (LIBOR 3M + 2.500%), 10/30/2022[b]	301,008
	McGraw-Hill Global Education Holdings, LLC, Term Loan
211,733	6.242%, (LIBOR 1M + 4.000%), 5/4/2022[b]	205,293
	MPH Acquisition Holdings, LLC, Term Loan
124,297	5.136%, (LIBOR 3M + 2.750%), 6/7/2023[b]	124,523
	Revlon Consumer Products Corporation, Term Loan
83,719	5.813%, (LIBOR 3M + 3.500%), 9/7/2023[b]	63,710

	Total	1,315,154

Energy (0.1%)
	Pacific Drilling SA, Term Loan
1,163,363	0.000%, (PRIME + 4.500%), 6/3/2018[b,d,e]	508,971

	Total	508,971

Financials (0.1%)
	GGP Nimbus LP, Term Loan
115,000	4.742%, (LIBOR 1M + 2.500%), 8/24/2025[b]	114,449
	Harland Clarke Holdings Corporation, Term Loan
156,562	7.136%, (LIBOR 3M + 4.750%), 11/3/2023[b]	150,104
	Sable International Finance, Ltd., Term Loan
300,000	5.492%, (LIBOR 1M + 3.250%), 1/31/2026[b]	301,167

	Total	565,720

Technology (0.1%)
	First Data Corporation, Term Loan
300,000	4.212%, (LIBOR 1M + 2.000%), 4/26/2024[b]	300,213
	Plantronics, Inc., Term Loan
80,000	4.742%, (LIBOR 1M + 2.500%), 7/2/2025[b]	80,251

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (0.7%)[a]	Value
Technology (0.1%) - continued
	Rackspace Hosting, Inc., Term Loan
$167,974	5.348%, (LIBOR 3M + 3.000%), 11/3/2023[b]	$165,612

	Total	546,076

	Total Bank Loans (cost $7,321,683)	6,606,308

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Asset-Backed Securities (27.0%)
	Apidos CLO XVIII
3,600,000	3.467%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,b	3,600,353
	Ares XXXVII CLO, Ltd.
3,400,000	3.509%, (LIBOR 3M + 1.170%), 10/15/2030, Ser. 2015-4A, Class A1R*,b	3,401,367
	ARI Fleet Lease Trust
2,594,671	1.910%, 4/15/2026, Ser. 2017-A, Class A2[f]	2,578,299
	Ascentium Equipment Receivables, LLC
2,250,000	3.210%, 9/11/2023, Ser. 2018-1A, Class A3[f]	2,244,073
	Assurant CLO III, Ltd.
4,500,000	3.389%, (LIBOR 3M + 1.230%), 10/20/2031, Ser. 2018-2A, Class A*,b	4,499,842
	Babson CLO, Ltd.
3,760,000	3.486%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,b	3,760,150
	Bank of the West Auto Trust
2,500,000	2.110%, 1/15/2023, Ser. 2017-1, Class A3[f]	2,456,440
	Barclays Dryrock Issuance Trust
2,250,000	1.520%, 5/16/2022, Ser. 2016-1, Class A	2,228,006
	Bayview Opportunity Master Fund Trust
3,003,796	3.500%, 6/28/2057, Ser. 2017-SPL5, Class Ab,f	2,985,441
	BCC Funding XIV, LLC
1,153,665	2.200%, 2/20/2019, Ser. 2018-1A, Class A1[f]	1,153,293
2,400,000	2.960%, 6/20/2023, Ser. 2018-1A, Class A2[f]	2,388,105
	Betony CLO, Ltd.
3,425,000	3.189%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1*,b	3,421,250
	BlueMountain CLO, Ltd.
4,000,000	3.479%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,b	4,000,408
	Brazos Higher Education Authority, Inc.
1,449,258	3.111%, (LIBOR 3M + 0.800%), 2/25/2030, Ser. 2011-1, Class A2[b]	1,458,328
	Business Jet Securities, LLC
849,941	4.335%, 2/15/2033, Ser. 2018-1, Class Af	851,024

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Asset-Backed Securities (27.0%) - continued
	Canadian Pacer Auto Receivables Trust
$2,000,000	2.050%, 3/19/2021, Ser. 2017-1A, Class A3*	$1,985,410
	CBAM CLO, Ltd.
4,000,000	3.518%, (LIBOR 3M + 1.120%), 10/20/2029, Ser. 2018-8A, Class A1*,b,c,g	4,000,000
	CCG Receivables Trust
3,000,000	2.500%, 6/16/2025, Ser. 2018-1, Class A2[f]	2,981,222
	Cent CLO 22, Ltd.
3,750,000	3.753%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,b	3,752,460
	Chesapeake Funding II, LLC
1,743,433	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[f]	1,735,780
	Citibank Credit Card Issuance Trust
5,100,000	2.503%, (LIBOR 1M + 0.370%), 8/8/2024, Ser. 2017- A7, Class A7[b]	5,109,542
	Commonbond Student Loan Trust
345,383	3.200%, 6/25/2032, Ser. 2015-A, Class A*	342,527
1,640,273	2.550%, 5/25/2041, Ser. 2017-AGS, Class A1[f]	1,585,563
4,334,672	2.716%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,f]	4,340,760
	Conn Funding II, LP
334,758	2.730%, 7/15/2020, Ser. 2017-B, Class Af	334,714
	CoreVest American Finance Trust
2,385,229	3.804%, 6/15/2051, Ser. 2018-1, Class Af	2,386,765
	Credit Acceptance Auto Loan Trust
2,200,000	3.470%, 5/17/2027, Ser. 2018-2A, Class Af	2,198,329
	DRB Prime Student Loan Trust
1,496,301	4.116%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1*,b	1,534,860
474,621	1.750%, 5/27/2042, Ser. 2017-A, Class A2Af	473,445
	Earnest Student Loan Program, LLC
2,266,272	2.650%, 1/25/2041, Ser. 2017-A, Class A2[f]	2,218,243
	Edlinc Student Loan Funding Trust
810,397	5.096%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,b	820,035
	Fifth Third Auto Trust
1,425,000	1.800%, 2/15/2022, Ser. 2017-1, Class A3	1,407,143
	Ford Credit Auto Owner Trust
3,575,000	2.260%, 11/15/2025, Ser. 2014-1, Class Af	3,563,350
	Garrison BSL CLO, Ltd.
4,000,000	3.341%, (LIBOR 3M + 0.970%), 7/17/2028, Ser. 2018-1A, Class A1*,b	3,974,456

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Asset-Backed Securities (27.0%) - continued
	GM Financial Consumer Automobile Receivables Trust
$4,221,685	2.080%, 1/19/2021, Ser. 2018-1, Class A2A	$4,206,894
	GMAC Mortgage Corporation Loan Trust
136,950	2.716%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,h]	148,076
444,774	5.750%, 10/25/2036, Ser. 2006-HE3, Class A2[b]	449,422
	GoldenTree Loan Opportunities IX, Ltd.
3,500,000	3.709%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,b	3,501,046
	GoldenTree Loan Opportunities, Ltd.
3,000,000	3.698%, (LIBOR 3M + 1.300%), 10/29/2029, Ser. 2014-9A, Class AJR2*,b,c,g	3,000,000
	Golub Capital Partners, Ltd.
6,000,000	3.548%, (LIBOR 3M + 1.150%), 10/20/2028, Ser. 2018-39A, Class A1*,b,c,g	6,000,000
	GreatAmerica Leasing Receivables Funding, LLC
2,000,000	2.060%, 6/22/2020, Ser. 2017-1, Class A3[f]	1,990,254
	Kubota Credit Owner Trust
2,258,429	1.500%, 7/15/2020, Ser. 2016-1A, Class A3[f]	2,239,741
	Lendmark Funding Trust
1,250,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Af	1,230,964
	Madison Park Funding XIV, Ltd.
3,700,000	3.468%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,b	3,700,363
	Marlette Funding Trust
524,544	2.827%, 3/15/2024, Ser. 2017-1A, Class Af	524,519
3,078,444	2.610%, 3/15/2028, Ser. 2018-1A, Class Af	3,069,167
2,656,974	3.060%, 7/17/2028, Ser. 2018-2A, Class Af	2,656,042
5,396,150	3.200%, 9/15/2028, Ser. 2018-3A, Class Af	5,395,209
	Mercedes-Benz Auto Lease Trust
3,366,345	2.200%, 4/15/2020, Ser. 2018-A, Class A2	3,359,642
	Mill City Mortgage Loan Trust
3,528,794	3.500%, 5/25/2058, Ser. 2018-2, Class A1[b,f]	3,501,586
	MMAF Equipment Finance, LLC
789,662	1.730%, 5/18/2020, Ser. 2017-AA, Class A2[f]	787,678
	Mortgage Equity Conversion Asset Trust
3,441,984	3.070%, (CMT 1Y + 0.490%), 1/25/2042, Ser. 2007-FF1, Class A*,b,c	3,215,157
3,352,345	3.060%, (CMT 1Y + 0.470%), 2/25/2042, Ser. 2007-FF2, Class A*,b,c	3,124,721

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Asset-Backed Securities (27.0%) - continued
	Nationstar HECM Loan Trust
$1,212,436	2.038%, 9/25/2027, Ser. 2017-2A, Class A1[b,f]	$1,203,722
	Navient Student Loan Trust
5,250,000	2.966%, (LIBOR 1M + 0.750%), 7/25/2066, Ser. 2017-1A, Class A2[b,f]	5,274,785
2,800,000	2.816%, (LIBOR 1M + 0.600%), 7/26/2066, Ser. 2017-3A, Class A2[b,f]	2,819,859
	NCUA Guaranteed Notes
807,815	2.483%, (LIBOR 1M + 0.350%), 12/7/2020, Ser. 2010-A1, Class Ab	808,768
	Neuberger Berman CLO, Ltd.
3,000,000	3.527%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,b	3,004,359
	NextGear Floorplan Master Owner Trust
4,000,000	2.560%, 10/17/2022, Ser. 2017-2A, Class A2[f]	3,944,086
	Northstar Education Finance, Inc.
1,411,932	2.916%, (LIBOR 1M + 0.700%), 12/26/2031, Ser. 2012-1, Class Ab,f	1,418,595
	NRZ Excess Spread-Collateralized Notes Series
2,042,582	3.193%, 1/25/2023, Ser. 2018-PLS1, Class A*	2,031,541
	Octagon Investment Partners XX, Ltd.
3,500,000	3.468%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,b	3,503,552
	OZLM VIII, Ltd.
3,500,000	3.466%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,b	3,500,381
	PFS Financing Corporation
3,200,000	2.463%, (LIBOR 1M + 0.400%), 2/15/2022, Ser. 2018-A, Class Ab,f	3,199,735
	Prestige Auto Receivables Trust
264,545	1.460%, 7/15/2020, Ser. 2016-2A, Class A2[f]	264,401
	Pretium Mortgage Credit Partners, LLC
2,650,138	4.125%, 8/27/2033, Ser. 2018-NPL3, Class A1[f,i]	2,647,442
	Prosper Marketplace Issuance Trust
777,302	2.410%, 9/15/2023, Ser. 2017-2A, Class Af	776,443
2,177,763	3.110%, 6/17/2024, Ser. 2018-1A, Class Af	2,177,762
5,000,000	3.350%, 10/15/2024, Ser. 2018-2A, Class Af	4,997,035
	Race Point IX CLO, Ltd.
1,375,000	3.549%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,b	1,379,118
	Renaissance Home Equity Loan Trust
3,052,125	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[i]	2,117,267
1,149,238	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[i]	618,197

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Asset-Backed Securities (27.0%) - continued
	Santander Retail Auto Lease Trust
$3,550,000	2.220%, 1/20/2021, Ser. 2017-A, Class A3[f]	$3,514,686
	Securitized Term Auto Receivables Trust
3,940,868	1.890%, 8/25/2020, Ser. 2017-1A, Class A3[f]	3,922,623
	SLM Student Loan Trust
3,392,708	2.616%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	3,340,694
1,709,165	2.736%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	1,713,240
	SoFi Consumer Loan Program Trust
2,647,208	2.930%, 4/26/2027, Ser. 2018-2, Class A1[f]	2,641,624
	SoFi Consumer Loan Program, LLC
1,091,702	2.770%, 5/25/2026, Ser. 2017-3, Class Af	1,081,723
4,630,176	3.200%, 8/25/2027, Ser. 2018-3, Class A1[f]	4,629,487
	SoFi Professional Loan Program, LLC
864,810	2.420%, 3/25/2030, Ser. 2015-A, Class A2[f]	852,260
223,148	1.480%, 5/26/2031, Ser. 2016-C, Class A2Af	222,722
988,916	2.510%, 8/25/2033, Ser. 2015-C, Class A2[f]	968,597
750,951	3.066%, (LIBOR 1M + 0.850%), 7/25/2039, Ser. 2016-E, Class A1[b,f]	754,414
	Sound Point CLO XX, Ltd.
4,000,000	3.436%, (LIBOR 3M + 1.100%), 7/26/2031, Ser. 2018-2A, Class A*,b	3,999,544
	Springleaf Funding Trust
3,650,000	2.900%, 11/15/2029, Ser. 2016-AA, Class Af	3,640,178
	Synchrony Credit Card Master Note Trust
1,500,000	3.470%, 5/15/2026, Ser. 2018-2, Class A	1,498,974
	Upstart Securitization Trust
645,573	2.639%, 6/20/2024, Ser. 2017-1, Class A*	644,585
1,254,198	3.015%, 8/20/2025, Ser. 2018-1, Class Af	1,253,954
5,000,000	3.330%, 12/22/2025, Ser. 2018-2, Class Af	5,000,844
	Vericrest Opportunity Loan Transferee
2,500,000	4.213%, 8/25/2048, Ser. 2018-NPL5, Class A1Af,i	2,495,142
	Vericrest Opportunity Loan Trust LXV, LLC
1,941,458	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[f,i]	1,935,542
	Verizon Owner Trust
5,500,000	2.060%, 4/20/2022, Ser. 2017-3A, Class A1Af	5,415,881
	Voya CLO 3, Ltd.
3,760,000	3.055%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2014-3A, Class A1R*,b	3,746,840

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Asset-Backed Securities (27.0%) - continued
	Wachovia Asset Securitization, Inc.
$544,779	2.356%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,b,h	$516,597
	Wheels SPV 2, LLC
2,209,765	1.880%, 4/20/2026, Ser. 2017-1A, Class A2[f]	2,191,081
	World Financial Network Credit Card Master Trust
4,100,000	1.980%, 6/15/2023, Ser. 2017-B, Class A	4,066,208

	Total	243,605,952

Basic Materials (0.5%)
	Georgia-Pacific, LLC
2,470,000	2.539%, 11/15/2019[f]	2,451,014
	Glencore Funding, LLC
1,500,000	3.000%, 10/27/2022[f]	1,437,600
	Kinross Gold Corporation
1,000,000	5.950%, 3/15/2024	1,020,000

	Total	4,908,614

Capital Goods (0.8%)
	Lockheed Martin Corporation
1,500,000	2.500%, 11/23/2020	1,479,041
	Northrop Grumman Corporation
2,000,000	2.550%, 10/15/2022	1,926,735
	Roper Technologies, Inc.
500,000	2.800%, 12/15/2021	488,583
1,250,000	3.650%, 9/15/2023	1,241,512
	Siemens Financieringsmaatschappij NV
2,000,000	2.944%, (LIBOR 3M + 0.610%), 3/16/2022[b,f]	2,020,607

	Total	7,156,478

Collateralized Mortgage Obligations (5.8%)
	Angel Oak Mortgage Trust I, LLC
2,487,907	3.258%, 4/27/2048, Ser. 2018-1, Class A1[b,f]	2,487,675
4,318,242	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,f]	4,318,071
	Arroyo Mortgage Trust
3,156,785	3.763%, 4/25/2048, Ser. 2018-1, Class A1[b,f]	3,157,755
	Bayview Opportunity Master Fund Trust
2,150,631	3.500%, 5/28/2069, Ser. 2017-RT5, Class Ab,f	2,132,055
	Bear Stearns Adjustable Rate Mortgage Trust
424,350	4.730%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	429,210
	Bellemeade Re, Ltd.
4,000,000	3.166%, (LIBOR 1M + 0.950%), 8/25/2028, Ser. 2018-2A, Class M1Ab,f	4,005,242
	Civic Mortgage, LLC
2,136,200	3.892%, 6/25/2022, Ser. 2018-1, Class A1[f]	2,136,248
	COLT Mortgage Loan Trust
1,449,092	2.614%, 5/27/2047, Ser. 2017-1, Class A1*,b	1,438,069

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Collateralized Mortgage Obligations (5.8%) - continued
$1,791,043	2.930%, 2/25/2048, Ser. 2018-1, Class A1[b,f]	$1,781,867
	Countrywide Alternative Loan Trust
346,321	5.500%, 11/25/2035, Ser. 2005-49CB, Class A1	338,242
375,028	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	358,901
662,959	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	634,328
	Countrywide Home Loans, Inc.
827,303	3.821%, 9/20/2036, Ser. 2006-HYB5, Class 2A1[b]	713,999
	Deephaven Residential Mortgage Trust
853,987	2.725%, 12/26/2046, Ser. 2017-1A, Class A1*,b	850,797
1,181,586	2.577%, 10/25/2047, Ser. 2017-3A, Class A1[b,f]	1,171,156
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
2,040,282	2.615%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	1,963,651
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
772,231	2.250%, 6/25/2025, Ser. 2010-58, Class PT	767,768
	Homeward Opportunities Fund Trust
3,326,230	3.766%, 6/25/2048, Ser. 2018-1, Class A1*,b	3,326,270
	J.P. Morgan Alternative Loan Trust
1,463,187	3.731%, 3/25/2036, Ser. 2006-A1, Class 2A1[b]	1,325,864
	J.P. Morgan Mortgage Trust
184,092	4.249%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	160,988
	Master Asset Securitization Trust
971,283	2.716%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	462,443
	Radnor RE, Ltd.
3,300,000	3.616%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1*,b	3,305,493
	Residential Accredit Loans, Inc. Trust
2,477,999	2.766%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	1,965,822
	Residential Asset Securitization Trust
662,583	5.750%, 2/25/2036, Ser. 2005-A15, Class 5A1	486,320
	Structured Adjustable Rate Mortgage Loan Trust
2,693	4.163%, 12/25/2034, Ser. 2004-18, Class 5Ab	2,661
	Structured Asset Securities Corporation Trust
953,675	5.500%, 12/25/2034, Ser. 2005-10, Class 3A1	954,901
	Toorak Mortgage Corporation, Ltd.
2,500,000	4.336%, 8/25/2021, Ser. 2018-1, Class A1*,i	2,511,138

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Collateralized Mortgage Obligations (5.8%) - continued
	Towd Point Mortgage Trust
$3,793,248	2.816%, (LIBOR 1M + 0.600%), 2/25/2057, Ser. 2017-5, Class A1[b,f]	$3,796,648
	Wachovia Mortgage Loan Trust, LLC
434,349	3.917%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	394,420
	WaMu Mortgage Pass Through Certificates
2,557,386	2.725%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	2,402,884
1,506,164	2.585%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	1,410,371
	Wells Fargo Mortgage Backed Securities Trust
695,147	5.500%, 8/25/2035, Ser. 2005-6, Class A12	710,158
449,391	3.964%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	456,837

	Total	52,358,252

Commercial Mortgage-Backed Securities (3.8%)
	Cold Storage Trust
5,150,000	3.158%, (LIBOR 1M + 1.000%), 4/15/2024, Ser. 2017-ICE3, Class A*,b	5,162,793
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
5,300,000	2.334%, (LIBOR 1M + 0.220%), 7/25/2020, Ser. KP04, Class AG1[b,h]	5,302,803
3,991,440	2.414%, (LIBOR 1M + 0.300%), 11/25/2024, Ser. KF41, Class Ab,h	3,984,050
	Federal National Mortgage Association - ACES
3,068,329	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[b]	3,097,743
2,728,401	2.469%, (LIBOR 1M + 0.400%), 10/25/2024, Ser. 2017-M13, Class FAb	2,725,261
	Federal National Mortgage Association - Connecticut Avenue Securities
3,103,934	2.966%, (LIBOR 1M + 0.750%), 12/25/2030, Ser. 2018-C04, Class 2M1[b]	3,108,544
	Invitation Homes 2017-SFR2 Trust
1,988,858	3.008%, (LIBOR 1M + 0.850%), 12/17/2036, Ser. 2017-SFR2, Class Ab,f	1,993,826
	Wells Fargo Commercial Mortgage Trust
5,704,010	2.819%, 8/15/2050, Ser. 2014-LC16, Class A2	5,698,441
3,575,000	2.632%, 5/15/2048, Ser. 2015-NXS1, Class A2	3,557,477

	Total	34,630,938

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Communications Services (2.2%)
	American Tower Corporation
$2,200,000	3.450%, 9/15/2021	$2,190,623
	AT&T, Inc.
1,735,000	3.316%, (LIBOR 3M + 0.930%), 6/30/2020[b]	1,752,287
1,000,000	3.200%, 3/1/2022	984,978
2,000,000	3.209%, (LIBOR 3M + 0.890%), 2/15/2023[b,f]	1,981,902
	Charter Communications Operating, LLC
1,000,000	3.579%, 7/23/2020	1,000,599
1,000,000	4.464%, 7/23/2022	1,016,568
	Cox Communications, Inc.
1,500,000	3.150%, 8/15/2024[f]	1,421,188
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	249,351
1,000,000	2.250%, 9/1/2021	960,503
1,000,000	3.200%, 9/1/2024	951,053
	Discovery Communications, LLC
2,000,000	2.950%, 3/20/2023	1,915,772
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,249,569
	Omnicom Group, Inc.
1,242,000	3.625%, 5/1/2022	1,234,789
	SES Global Americas Holdings GP
1,375,000	2.500%, 3/25/2019[f]	1,371,526
	Vodafone Group plc
2,000,000	3.329%, (LIBOR 3M + 0.990%), 1/16/2024[b]	2,004,868

	Total	20,285,576

Consumer Cyclical (2.1%)
	Alibaba Group Holding, Ltd.
500,000	2.800%, 6/6/2023	481,351
	BMW US Capital, LLC
1,550,000	1.500%, 4/11/2019[f]	1,540,308
1,500,000	2.747%, (LIBOR 3M + 0.410%), 4/12/2021[b,f]	1,504,960
	Daimler Finance North America, LLC
2,000,000	2.871%, (LIBOR 3M + 0.530%), 5/5/2020[b,f]	2,005,824
1,000,000	3.181%, (LIBOR 3M + 0.840%), 5/4/2023[b,f]	1,003,947
	Ford Motor Credit Company, LLC
1,000,000	3.656%, (LIBOR 3M + 1.270%), 3/28/2022[b]	998,681
1,000,000	3.549%, (LIBOR 3M + 1.235%), 2/15/2023[b]	994,452
	General Motors Financial Company, Inc.
1,800,000	3.267%, (LIBOR 3M + 0.930%), 4/13/2020[b]	1,811,203
3,500,000	3.696%, (LIBOR 3M + 1.310%), 6/30/2022[b]	3,537,241
	Home Depot, Inc.
1,900,000	4.400%, 4/1/2021	1,954,734
	Hyundai Capital Services, Inc.
1,000,000	3.000%, 3/6/2022[f]	966,740
1,500,000	3.000%, 8/29/2022[f]	1,443,410
	Ralph Lauren Corporation
275,000	2.625%, 8/18/2020	272,044

	Total	18,514,895

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Consumer Non-Cyclical (5.1%)
	Anheuser-Busch InBev Finance, Inc.
$2,290,000	3.603%, (LIBOR 3M + 1.260%), 2/1/2021[b]	$2,350,323
1,415,000	3.300%, 2/1/2023	1,396,943
	Anheuser-Busch InBev Worldwide, Inc.
1,000,000	3.077%, (LIBOR 3M + 0.740%), 1/12/2024[b]	1,004,518
	BAT Capital Corporation
2,000,000	3.194%, (LIBOR 3M + 0.880%), 8/15/2022[b,f]	2,015,820
	Bayer U.S. Finance, LLC
1,250,000	2.375%, 10/8/2019[f]	1,241,736
2,000,000	3.344%, (LIBOR 3M + 1.010%), 12/15/2023[b,f]	2,003,410
	Becton, Dickinson and Company
1,000,000	3.261%, (LIBOR 3M + 0.875%), 12/29/2020[b]	1,001,482
2,050,000	3.125%, 11/8/2021	2,017,271
	Boston Scientific Corporation
1,875,000	6.000%, 1/15/2020	1,940,392
	Cargill, Inc.
1,000,000	3.250%, 3/1/2023[f]	986,248
	Church & Dwight Company, Inc.
1,400,000	2.450%, 12/15/2019	1,389,511
	CK Hutchison International, Ltd.
2,000,000	2.750%, 3/29/2023[f]	1,907,028
	Constellation Brands, Inc.
1,000,000	2.700%, 5/9/2022	964,126
500,000	3.200%, 2/15/2023	484,255
	CVS Caremark Corporation
1,000,000	4.000%, 12/5/2023	1,001,790
	CVS Health Corporation
1,750,000	3.700%, 3/9/2023	1,742,172
	General Mills, Inc.
1,500,000	3.346%, (LIBOR 3M + 1.010%), 10/17/2023[b]	1,511,334
	Halfmoon Parent, Inc.
500,000	3.224%, (LIBOR 3M + 0.890%), 7/15/2023[b,f]	500,023
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,509,734
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[f]	1,493,004
	Kraft Heinz Foods Company
1,500,000	3.161%, (LIBOR 3M + 0.820%), 8/10/2022[b]	1,507,815
	Laboratory Corporation of America Holdings
1,485,000	2.625%, 2/1/2020	1,475,622
	Mead Johnson Nutrition Company
1,000,000	3.000%, 11/15/2020	996,456
	Merck & Company, Inc.
1,825,000	2.716%, (LIBOR 3M + 0.375%), 2/10/2020[b]	1,832,234
	Mondelez International, Inc.
1,858,000	2.863%, (LIBOR 3M + 0.520%), 2/1/2019[b]	1,860,494
	Mylan, Inc.
1,220,000	3.125%, 1/15/2023[f]	1,163,886
	Newell Rubbermaid, Inc.
1,100,000	3.150%, 4/1/2021	1,082,326
	PepsiCo, Inc.
1,185,000	2.867%, (LIBOR 3M + 0.530%), 10/6/2021[b]	1,200,575

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Consumer Non-Cyclical (5.1%) - continued
	Perrigo Finance Unlimited Company
$500,000	3.900%, 12/15/2024	$483,078
	Reynolds American, Inc.
530,000	3.250%, 6/12/2020	528,900
	Smithfield Foods, Inc.
780,000	2.700%, 1/31/2020[f]	767,954
2,000,000	2.650%, 10/3/2021[f]	1,906,173
	Teva Pharmaceutical Finance Netherlands III BV
1,000,000	6.000%, 4/15/2024	1,015,247
	Zimmer Biomet Holdings, Inc.
1,500,000	3.089%, (LIBOR 3M + 0.750%), 3/19/2021[b]	1,501,389

	Total	45,783,269

Energy (3.8%)
	Andeavor Logistics, LP
500,000	3.500%, 12/1/2022	492,221
	BP Capital Markets plc
1,600,000	1.676%, 5/3/2019	1,590,780
1,500,000	2.989%, (LIBOR 3M + 0.650%), 9/19/2022[b]	1,523,310
	Cenovus Energy, Inc.
1,000,000	3.000%, 8/15/2022	957,791
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,645,875
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,244,776
	Enbridge, Inc.
1,000,000	2.900%, 7/15/2022	969,804
	Encana Corporation
1,000,000	3.900%, 11/15/2021	1,004,233
	Energy Transfer Partners, LP
1,660,000	4.200%, 9/15/2023	1,672,861
	EOG Resources, Inc.
1,025,000	2.625%, 3/15/2023	987,513
	EQT Corporation
1,000,000	3.000%, 10/1/2022	969,034
	EQT Midstream Partners, LP
1,500,000	4.750%, 7/15/2023	1,520,661
	Exxon Mobil Corporation
2,100,000	1.708%, 3/1/2019	2,093,378
1,785,000	2.693%, (LIBOR 3M + 0.370%), 3/6/2022[b]	1,799,901
	Hess Corporation
2,000,000	3.500%, 7/15/2024	1,889,920
	Marathon Oil Corporation
1,000,000	2.800%, 11/1/2022	960,965
	Marathon Petroleum Corporation
1,325,000	3.400%, 12/15/2020	1,325,884
	NiSource Finance Corporation
1,000,000	2.650%, 11/17/2022	954,159
	Petrobras Global Finance BV
442,000	6.125%, 1/17/2022	456,299
	Petroleos Mexicanos
1,300,000	5.981%, (LIBOR 3M + 3.650%), 3/11/2022[b]	1,379,391
1,529,500	2.378%, 4/15/2025	1,489,848
	Plains All American Pipeline, LP
2,000,000	3.850%, 10/15/2023	1,969,111
	Shell International Finance BV
1,735,000	2.788%, (LIBOR 3M + 0.450%), 5/11/2020[b]	1,746,267

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Energy (3.8%) - continued
	Sinopec Group Overseas Development, Ltd.
$1,325,000	1.750%, 9/29/2019[f]	$1,302,548
	Transcontinental Gas Pipe Line Company, LLC
600,000	7.850%, 2/1/2026	730,588
	Williams Partners, LP
1,325,000	3.600%, 3/15/2022	1,317,003

	Total	33,994,121

Financials (17.9%)
	ABN AMRO Bank NV
1,900,000	2.450%, 6/4/2020[f]	1,871,295
	AerCap Ireland Capital Designated Activity Company and AerCap Global Aviation Trust
1,000,000	3.300%, 1/23/2023	963,266
	Aflac, Inc.
1,850,000	2.400%, 3/16/2020	1,832,546
	American Express Credit Corporation
2,580,000	2.887%, (LIBOR 3M + 0.550%), 3/18/2019[b]	2,584,974
850,000	3.382%, (LIBOR 3M + 1.050%), 9/14/2020[b]	862,576
	American International Group, Inc.
1,150,000	3.300%, 3/1/2021	1,147,339
	Ares Capital Corporation
1,400,000	4.875%, 11/30/2018	1,404,340
1,250,000	3.875%, 1/15/2020	1,254,919
	Athene Global Funding
2,000,000	3.566%, (LIBOR 3M + 1.230%), 7/1/2022[b,f]	2,036,272
	Banco Santander SA
800,000	3.457%, (LIBOR 3M + 1.120%), 4/12/2023[b]	801,579
	Bank of America Corporation
2,200,000	3.207%, (LIBOR 3M + 0.870%), 4/1/2019[b]	2,209,186
1,500,000	2.987%, (LIBOR 3M + 0.650%), 10/1/2021[b]	1,509,030
1,185,000	3.508%, (LIBOR 3M + 1.160%), 1/20/2023[b]	1,205,042
1,500,000	3.342%, (LIBOR 3M + 1.000%), 4/24/2023[b]	1,519,980
500,000	2.816%, 7/21/2023[b]	483,080
1,100,000	6.100%, 3/17/2025[b,j]	1,153,625
1,500,000	3.111%, (LIBOR 3M + 0.770%), 2/5/2026[b]	1,474,594
	Bank of New York Mellon Corporation
675,000	4.500%, 6/20/2023[b,j]	648,000
	Barclays plc
1,250,000	3.250%, 1/12/2021	1,233,151
1,000,000	3.684%, 1/10/2023	973,641
2,000,000	3.695%, (LIBOR 3M + 1.380%), 5/16/2024[b]	1,989,535
	BB&T Corporation
1,520,000	3.054%, (LIBOR 3M + 0.715%), 1/15/2020[b]	1,530,074
	BNZ International Funding, Ltd.
1,000,000	3.012%, (LIBOR 3M + 0.700%), 2/21/2020[b,f]	1,006,859
1,325,000	3.312%, (LIBOR 3M + 0.980%), 9/14/2021[b,f]	1,343,170

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Financials (17.9%) - continued
	BPCE SA
$1,000,000	3.530%, (LIBOR 3M + 1.220%), 5/22/2022[b,f]	$1,009,770
	Capital One Financial Corporation
2,000,000	3.098%, (LIBOR 3M + 0.760%), 5/12/2020[b]	2,013,465
	Capital One NA
1,000,000	3.163%, (LIBOR 3M + 0.820%), 8/8/2022[b]	1,001,557
1,500,000	3.489%, (LIBOR 3M + 1.150%), 1/30/2023[b]	1,516,379
	Citigroup, Inc.
1,840,000	3.109%, (LIBOR 3M + 0.770%), 4/8/2019[b]	1,845,989
1,500,000	3.295%, (LIBOR 3M + 0.960%), 4/25/2022[b]	1,514,952
1,725,000	3.751%, (LIBOR 3M + 1.430%), 9/1/2023[b]	1,765,764
2,000,000	3.412%, (LIBOR 3M + 1.100%), 5/17/2024[b]	2,015,904
	CNA Financial Corporation
3,000,000	5.875%, 8/15/2020	3,131,571
1,250,000	5.750%, 8/15/2021	1,322,707
	Comerica, Inc.
750,000	3.700%, 7/31/2023	745,758
	Compass Bank
1,500,000	2.875%, 6/29/2022	1,446,610
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,500,000	11.000%, 6/30/2019[b,f,j]	1,583,250
1,600,000	2.500%, 1/19/2021	1,567,492
	Credit Agricole SA
1,650,000	3.139%, (LIBOR 3M + 0.800%), 4/15/2019[b,f]	1,656,370
1,800,000	3.297%, (LIBOR 3M + 0.970%), 6/10/2020[b,f]	1,820,376
1,050,000	8.125%, 12/23/2025[b,f,j]	1,154,971
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[f]	1,601,400
990,000	7.500%, 12/11/2023[b,f,j]	1,041,916
	Discover Bank
1,850,000	8.700%, 11/18/2019	1,950,120
	Discover Financial Services
2,750,000	2.600%, 11/13/2018	2,749,804
	Fifth Third Bancorp
1,185,000	2.875%, 10/1/2021	1,164,808
	Goldman Sachs Capital II
88,000	4.000%, (LIBOR 3M + 0.768%), 11/1/2018[b,j]	73,480
	Goldman Sachs Group, Inc.
1,915,000	3.414%, (LIBOR 3M + 1.100%), 11/15/2018[b]	1,917,359
2,160,000	3.507%, (LIBOR 3M + 1.160%), 4/23/2020[b]	2,187,432
1,720,000	3.484%, (LIBOR 3M + 1.170%), 11/15/2021[b]	1,739,651
1,000,000	3.342%, (LIBOR 3M + 1.000%), 7/24/2023[b]	1,010,601
1,375,000	3.917%, (LIBOR 3M + 1.600%), 11/29/2023[b]	1,431,913
	HSBC Holdings plc
1,325,000	3.837%, (LIBOR 3M + 1.500%), 1/5/2022[b]	1,359,700
2,000,000	3.262%, 3/13/2023[b]	1,959,225
1,500,000	6.250%, 3/23/2023[b,j]	1,494,375

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Financials (17.9%) - continued
	Huntington Bancshares, Inc.
$1,550,000	3.150%, 3/14/2021	$1,536,524
	ING Groep NV
1,650,000	6.000%, 4/16/2020[b,j]	1,645,710
2,600,000	3.536%, (LIBOR 3M + 1.150%), 3/29/2022[b]	2,639,941
	International Lease Finance Corporation
1,560,000	5.875%, 8/15/2022	1,649,878
	J.P. Morgan Chase & Company
1,500,000	2.250%, 1/23/2020	1,484,610
1,250,000	5.300%, 5/1/2020[b,j]	1,278,125
1,750,000	3.875%, 9/10/2024	1,732,749
1,500,000	3.181%, (LIBOR 3M + 0.850%), 1/10/2025[b]	1,498,051
	J.P. Morgan Chase Bank NA
1,350,000	2.956%, (LIBOR 3M + 0.590%), 9/23/2019[b]	1,356,090
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	743,438
	Lincoln National Corporation
1,000,000	4.000%, 9/1/2023	1,011,060
	Lloyds Banking Group plc
2,000,000	2.907%, 11/7/2023[b]	1,907,712
350,000	4.582%, 12/10/2025	343,492
	Macquarie Group, Ltd.
1,500,000	3.331%, (LIBOR 3M + 1.020%), 11/28/2023[b,f]	1,496,250
	Mitsubishi UFJ Financial Group, Inc.
1,325,000	3.394%, (LIBOR 3M + 1.060%), 9/13/2021[b]	1,346,140
1,400,000	3.230%, (LIBOR 3M + 0.920%), 2/22/2022[b]	1,412,856
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[f]	830,595
	Mizuho Financial Group, Inc.
1,325,000	3.474%, (LIBOR 3M + 1.140%), 9/13/2021[b]	1,346,948
1,500,000	3.251%, (LIBOR 3M + 0.940%), 2/28/2022[b]	1,512,316
	Morgan Stanley
1,000,000	5.450%, 7/15/2019[b,j]	1,011,500
2,050,000	3.119%, (LIBOR 3M + 0.800%), 2/14/2020[b]	2,054,837
1,100,000	5.550%, 7/15/2020[b,j]	1,129,150
2,000,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2022[b]	2,027,968
1,600,000	3.742%, (LIBOR 3M + 1.400%), 10/24/2023[b]	1,644,113
1,750,000	5.000%, 11/24/2025	1,811,645
	Nationwide Building Society
2,000,000	3.766%, 3/8/2024[b,f]	1,951,045
	Peachtree Corners Funding Trust
1,375,000	3.976%, 2/15/2025[f]	1,334,938
	Prudential Financial, Inc.
1,160,000	2.350%, 8/15/2019	1,155,114
	Realty Income Corporation
2,000,000	3.250%, 10/15/2022	1,973,987
	Regions Financial Corporation
1,000,000	3.200%, 2/8/2021	995,308
	Reliance Standard Life Global Funding II
1,535,000	2.500%, 4/24/2019[f]	1,532,367

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Financials (17.9%) - continued
	Royal Bank of Scotland Group plc
$1,000,000	3.498%, 5/15/2023[b]	$968,810
2,000,000	3.784%, (LIBOR 3M + 1.470%), 5/15/2023[b]	2,014,400
	Santander Holdings USA, Inc.
1,000,000	3.400%, 1/18/2023	964,163
	Santander UK plc
750,000	3.125%, 1/8/2021	739,762
	Simon Property Group, LP
1,390,000	2.500%, 9/1/2020	1,371,741
1,600,000	2.500%, 7/15/2021	1,566,087
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[f]	1,978,153
2,000,000	2.500%, 4/5/2022[f]	1,941,118
	Standard Chartered plc
1,175,000	3.950%, 1/11/2023[f]	1,149,812
	State Street Corporation
2,499,000	3.222%, (LIBOR 3M + 0.900%), 8/18/2020[b]	2,533,061
	SunTrust Banks, Inc.
775,000	2.900%, 3/3/2021	766,100
	Svenska Handelsbanken AB
750,000	2.824%, (LIBOR 3M + 0.490%), 6/17/2019[b]	752,251
	Synchrony Financial
1,440,000	3.578%, (LIBOR 3M + 1.230%), 2/3/2020[b]	1,449,357
1,485,000	4.250%, 8/15/2024	1,435,705
	Toronto-Dominion Bank
1,500,000	3.262%, (LIBOR 3M + 0.930%), 12/14/2020[b]	1,522,589
	USB Group Funding Jersey, Ltd.
2,250,000	3.806%, (LIBOR 3M + 1.440%), 9/24/2020[b,f]	2,293,645
	USB Realty Corporation
1,495,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,f,j]	1,341,763
	Ventas Realty, LP
2,000,000	3.100%, 1/15/2023	1,941,711
	Voya Financial, Inc.
500,000	5.650%, 5/15/2053[b]	503,925
	Wells Fargo & Company
1,000,000	6.104%, (LIBOR 3M + 3.770%), 12/15/2018[b,j]	1,013,440
2,155,000	3.019%, (LIBOR 3M + 0.680%), 1/30/2020[b]	2,169,074
750,000	3.450%, 2/13/2023	736,537
1,600,000	3.572%, (LIBOR 3M + 1.230%), 10/31/2023[b]	1,631,677
	Welltower, Inc.
1,750,000	3.950%, 9/1/2023	1,749,225

	Total	161,761,305

Foreign Government (0.7%)
	Argentina Government International Bond
1,560,000	5.625%, 1/26/2022	1,407,120
	Export-Import Bank of Korea
2,130,000	2.250%, 1/21/2020	2,103,362
	Kommunalbanken AS
2,555,000	1.500%, 10/22/2019[f]	2,519,741

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Foreign Government (0.7%) - continued
	Poland Government International Bond
$125,000	4.000%, 1/22/2024	$127,447

	Total	6,157,670

Mortgage-Backed Securities (2.7%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
283,472	6.500%, 9/1/2037	313,598
6,000,000	4.000%, 10/1/2048[g]	6,058,310
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,150,000	3.500%, 10/1/2033[g]	7,186,744
250,000	5.000%, 10/1/2048[g]	262,441
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
628,607	3.377%, (LIBOR 12M + 1.515%), 1/1/2043[b]	648,046
867,170	4.282%, (LIBOR 12M + 1.550%), 7/1/2043[b]	895,103
750,000	4.500%, 10/1/2048[g]	773,701
	GSAA Home Equity Trust
844,140	4.560%, 8/25/2034, Ser. 2004-10, Class M2[i]	845,129
	Towd Point Mortgage Trust
5,000,000	3.250%, 8/25/2058, Ser. 2018-5, Class A1Ab,f	4,934,119
	Vericrest Opportunity Loan Transferee
2,500,000	4.115%, 9/25/2048, Ser. 2018-NPL6, Class A1Af,i	2,499,099

	Total	24,416,290

Technology (2.2%)
	Amphenol Corporation
1,136,000	2.550%, 1/30/2019	1,135,383
	Apple, Inc.
3,050,000	2.641%, (LIBOR 3M + 0.300%), 5/6/2019[b]	3,055,119
1,735,000	2.638%, (LIBOR 3M + 0.300%), 5/6/2020[b]	1,742,011
	Broadcom Corporation
1,565,000	2.375%, 1/15/2020	1,546,639
2,000,000	2.650%, 1/15/2023	1,887,922
	Cisco Systems, Inc.
2,185,000	2.821%, (LIBOR 3M + 0.500%), 3/1/2019[b]	2,189,627
	Diamond 1 Finance Corporation
885,000	3.480%, 6/1/2019[f]	887,250
	Hewlett Packard Enterprise Company
2,800,000	4.267%, (LIBOR 3M + 1.930%), 10/5/2018[b]	2,800,443
1,750,000	3.500%, 10/5/2021	1,747,973
	Marvell Technology Group, Ltd.
1,000,000	4.200%, 6/22/2023	994,841
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	982,082
	VMware, Inc.
1,000,000	2.950%, 8/21/2022	962,337

	Total	19,931,627

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Transportation (1.7%)
	Air Canada Pass Through Trust
$1,159,055	3.875%, 3/15/2023[f]	$1,135,874
	Air Lease Corporation
1,750,000	3.500%, 1/15/2022	1,736,968
	American Airlines Pass Through Trust
999,598	4.950%, 1/15/2023	1,024,228
794,578	3.700%, 5/1/2023	779,100
	British Airways plc
1,192,970	4.625%, 6/20/2024[f]	1,219,812
	Continental Airlines, Inc.
2,450,196	4.150%, 4/11/2024	2,469,454
	Delta Air Lines, Inc.
460,694	4.750%, 5/7/2020	468,751
	ERAC USA Finance, LLC
1,600,000	2.600%, 12/1/2021[f]	1,545,004
	J.B. Hunt Transport Services, Inc.
1,175,000	3.300%, 8/15/2022	1,152,259
	Ryder System, Inc.
1,000,000	3.400%, 3/1/2023	986,757
	TTX Company
2,000,000	2.250%, 2/1/2019[f]	1,996,029
800,000	4.125%, 10/1/2023*	804,737

	Total	15,318,973

U.S. Government and Agencies (17.0%)
	Federal National Mortgage Association
1,000,000	2.500%, 4/13/2021	989,797
12,500,000	2.875%, 9/12/2023	12,409,412
	U.S. Treasury Bonds
2,100,000	2.250%, 11/15/2027	1,965,797
1,335,000	5.500%, 8/15/2028	1,611,752
200,000	3.000%, 5/15/2042	193,680
2,550,000	2.500%, 5/15/2046	2,222,684
	U.S. Treasury Bonds, TIPS
7,451,330	0.125%, 1/15/2023	7,214,749
6,781,060	0.375%, 1/15/2027	6,475,824
7,855,199	0.375%, 7/15/2027	7,507,443
6,381,360	1.000%, 2/15/2046	6,297,023
	U.S. Treasury Notes
5,000,000	1.250%, 12/15/2018	4,990,329
12,275,000	1.500%, 10/31/2019	12,121,083
1,000,000	1.750%, 11/30/2019	989,219
1,100,000	1.875%, 12/15/2020	1,077,441
1,550,000	1.375%, 5/31/2021	1,490,906
1,250,000	2.625%, 6/15/2021	1,241,894
39,595,000	1.125%, 8/31/2021	37,660,104
1,500,000	1.875%, 7/31/2022	1,443,340
22,585,000	2.000%, 11/30/2022	21,762,765
3,500,000	2.750%, 7/31/2023	3,469,375
1,100,000	2.875%, 7/31/2025	1,090,805
	U.S. Treasury Notes, TIPS
20,202,320	0.125%, 4/15/2021	19,789,198

	Total	154,014,620

Utilities (2.3%)
	Ameren Corporation
1,150,000	2.700%, 11/15/2020	1,134,530
	DTE Energy Company
595,000	2.400%, 12/1/2019	589,458
1,500,000	3.700%, 8/1/2023	1,497,198
	Edison International
1,000,000	2.950%, 3/15/2023	958,125
	Electricite de France SA
1,500,000	5.250%, 1/29/2023[b,f,j]	1,500,000

Principal Amount	Long-Term Fixed Income (95.6%)	Value
Utilities (2.3%) - continued
	Enel Finance International NV
$2,000,000	2.750%, 4/6/2023[f]	$1,868,537
	Exelon Corporation
1,650,000	2.850%, 6/15/2020	1,635,429
1,250,000	3.497%, 6/1/2022	1,228,051
	Exelon Generation Company, LLC
1,255,000	2.950%, 1/15/2020	1,251,546
	ITC Holdings Corporation
1,500,000	2.700%, 11/15/2022	1,438,540
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043[b]	1,157,576
	PPL Capital Funding, Inc.
1,580,000	3.500%, 12/1/2022	1,563,729
	Public Service Electric And Gas Company
2,430,000	1.800%, 6/1/2019	2,413,573
	Sempra Energy
1,530,000	2.400%, 3/15/2020	1,509,195
	Southern Company
1,500,000	2.950%, 7/1/2023	1,440,592

	Total	21,186,079

	Total Long-Term Fixed Income (cost $873,624,482)	864,024,659

Shares	Preferred Stock (0.3%)	Value
Financials (0.3%)
66,000	Citigroup Capital XIII, 8.709%[b]	1,772,100
8,125	Farm Credit Bank of Texas, 6.750%[b,f,j]	869,375

	Total	2,641,475

	Total Preferred Stock (cost $2,634,100)	2,641,475

Shares or Principal Amount	Short-Term Investments (6.0%)	Value
	Federal Home Loan Bank Discount Notes
1,200,000	1.980%, 10/30/2018[k,l]	1,197,960
	Thrivent Core Short-Term Reserve Fund
5,293,968	2.340%	52,939,676

	Total Short-Term Investments (cost $54,137,630)	54,137,636

	Total Investments (cost $937,717,895) 102.6%	$927,410,078

	Other Assets and Liabilities, Net (2.6%)	(23,510,816)

	Total Net Assets 100.0%	$903,899,262

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	Defaulted security. Interest is not being accrued.
e	In bankruptcy. Interest is not being accrued.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $241,482,203 or 26.7% of total net assets.

g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	All or a portion of the security is insured or guaranteed.
i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 28, 2018.

j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Portfolio as of September 28, 2018 was $101,360,219 or 11.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 28, 2018.

Security	Acquisition Date	Cost
Apidos CLO XVIII, 7/22/2026	4/4/2017	$3,600,000
Ares XXXVII CLO, Ltd., 10/15/2030	5/18/2018	3,406,230
Assurant CLO III, Ltd., 10/20/2031	7/27/2018	4,500,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	3,760,000
Betony CLO, Ltd., 4/30/2031	6/5/2018	3,425,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	4,000,000
Canadian Pacer Auto Receivables Trust, 3/19/2021	10/4/2017	2,000,000
CBAM CLO, Ltd., 10/20/2029	8/29/2018	4,000,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	3,750,000
Cold Storage Trust, 4/15/2036	4/20/2017	5,150,000
COLT Mortgage Loan Trust, 5/27/2047	4/27/2017	1,449,067
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	345,295
Deephaven Residential Mortgage Trust, 12/26/2046	4/7/2017	853,986
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	1,506,574
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	814,941
Garrison BSL CLO, Ltd., 7/17/2028	5/18/2018	4,000,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	3,500,000
GoldenTree Loan Opportunities, Ltd., 10/29/2029	9/20/2018	3,000,000
Golub Capital Partners, Ltd., 10/20/2028	9/17/2018	6,000,000
Homeward Opportunities Fund Trust, 6/25/2048	7/31/2018	3,326,214

Security	Acquisition Date	Cost
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	$3,700,000
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	3,352,345
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	3,441,984
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	3,000,000
NRZ Excess Spread-Collateralized Notes Series, 1/25/2023	1/24/2018	2,042,556
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	3,500,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	3,500,000
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	1,375,000
Radnor RE, Ltd., 3/25/2028	3/13/2018	3,300,000
Sound Point CLO XX, Ltd., 7/26/2031	6/15/2018	4,000,000
Toorak Mortgage Corporation, Ltd., 8/25/2021	8/3/2018	2,499,997
TTX Company, 10/1/2023	9/19/2013	799,992
Upstart Securitization Trust, 6/20/2024	6/13/2017	645,568
Voya CLO 3, Ltd., 7/25/2026	12/13/2017	3,760,000
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	544,779

    Definitions;

ACES	-	Alternative Credit Enhancement Securities
CLO	-	Collateralized Loan Obligation
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	145,355	–	75,271	70,084
Capital Goods	140,254	–	140,254	–
Communications Services	2,194,377	–	2,194,377	–
Consumer Cyclical	1,190,401	–	1,190,401	–
Consumer Non-Cyclical	1,315,154	–	1,315,154	–
Energy	508,971	–	508,971	–
Financials	565,720	–	565,720	–
Technology	546,076	–	546,076	–
Long-Term Fixed Income
Asset-Backed Securities	243,605,952	–	224,266,074	19,339,878
Basic Materials	4,908,614	–	4,908,614	–
Capital Goods	7,156,478	–	7,156,478	–
Collateralized Mortgage Obligations	52,358,252	–	52,358,252	–
Commercial Mortgage-Backed Securities	34,630,938	–	34,630,938	–
Communications Services	20,285,576	–	20,285,576	–
Consumer Cyclical	18,514,895	–	18,514,895	–
Consumer Non-Cyclical	45,783,269	–	45,783,269	–
Energy	33,994,121	–	33,994,121	–
Financials	161,761,305	–	161,761,305	–
Foreign Government	6,157,670	–	6,157,670	–
Mortgage-Backed Securities	24,416,290	–	24,416,290	–
Technology	19,931,627	–	19,931,627	–
Transportation	15,318,973	–	15,318,973	–
U.S. Government and Agencies	154,014,620	–	154,014,620	–
Utilities	21,186,079	–	21,186,079	–
Preferred Stock
Financials	2,641,475	1,772,100	869,375	–
Short-Term Investments	1,197,960	–	1,197,960	–

Subtotal Investments in Securities	$874,470,402	$1,772,100	$853,288,340	$19,409,962

Other Investments *	Total
Short-Term Investments	52,939,676
Subtotal Other Investments	$52,939,676

Total Investments at Value	$927,410,078

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,224,536	1,224,536	–	–

Total Asset Derivatives	$1,224,536	$1,224,536	$–	$–

Liability Derivatives
Futures Contracts	261,290	261,290	–	–

Total Liability Derivatives	$261,290	$261,290	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

The following table presents Limited Maturity Bond Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $1,197,960 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	116	December 2018	$24,508,979	($63,791)
Ultra 10-Yr. U.S. Treasury Note	85	December 2018	10,907,498	(197,499)

Total Futures Long Contracts			$35,416,477	($261,290)

CBOT 10-Yr. U.S. Treasury Note	(298)	December 2018	($35,919,686)	$522,874
CBOT 5-Yr. U.S. Treasury Note	(381)	December 2018	(43,224,462)	370,892
CBOT U.S. Long Bond	(73)	December 2018	(10,560,763)	304,263
CME Ultra Long Term U.S. Treasury Bond	(5)	December 2018	(797,913)	26,507

Total Futures Short Contracts			($90,502,824)	$1,224,536

Total Futures Contracts			($55,086,347)	$963,246

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$33,860	$204,297	$185,217	5,294	$52,940	5.9%

Total Affiliated Short-Term Investments	33,860				52,940	5.9

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	1,468	9,512	10,980	–	–	–

Total Collateral Held for Securities Loaned	1,468				–	–

Total Value	$35,328				$52,940

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$653

Total Income from Affiliated Investments				$653

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	2

Total Affiliated Income from Securities Loaned, Net				$2

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (95.8%)	Value
Consumer Discretionary (10.1%)
1,100	ABC-MART, Inc.	$61,191
5,600	Bridgestone Corporation	211,644
1,406	Bunzl plc	44,202
1,183	Burberry Group plc	31,065
556	Canadian Tire Corporation, Ltd.	65,145
286	Carnival Corporation	18,238
85	Hermes International	56,315
1,313	Home Depot, Inc.	271,988
483	McDonald’s Corporation	80,801
1,600	Park24 Company, Ltd.	48,359
558	RTL Group SA	39,800
2,400	Sankyo Company, Ltd.	93,886
23,500	Sekisui House, Ltd.	358,358
1,700	SHIMAMURA Company, Ltd.	161,260
16,883	SmartCentres Real Estate Investment Trust	398,792
1,462	TJX Companies, Inc.	163,773

	Total	2,104,817

Consumer Staples (12.3%)
4,076	Altria Group, Inc.	245,823
194	Beiersdorf AG	21,868
4,865	Coca-Cola Company	224,714
1,407	Colgate-Palmolive Company	94,199
8,928	Empire Company, Ltd.	162,711
15,100	Japan Tobacco, Inc.	394,311
7,550	Koninklijke Ahold Delhaize NV	173,216
5,800	Lawson, Inc.	353,235
1,019	Loblaw Companies, Ltd.	52,352
1,347	Mondelez International, Inc.	57,867
493	Nestle SA	41,036
2,150	NH Foods, Ltd.	79,426
2,406	PepsiCo, Inc.	268,991
3,865	Unilever plc	212,322
2,127	Wal-Mart Stores, Inc.	199,746

	Total	2,581,817

Energy (1.9%)
2,481	Caltex Australia, Ltd.	53,599
794	Chevron Corporation	97,090
2,870	Exxon Mobil Corporation	244,008

	Total	394,697

Financials (14.3%)
22	Alleghany Corporation	14,356
3,941	Allstate Corporation	388,977
546	American Express Company	58,144
3,353	American Financial Group, Inc.	372,082
1,451	Aon plc	223,135
1,249	Arch Capital Group, Ltd.[a]	37,233
1,357	Berkshire Hathaway, Inc.[a]	290,547
1,356	Chubb, Ltd.	181,216
4,092	CI Financial Corporation	64,976
3,138	Direct Line Insurance Group plc	13,245
2,392	Hartford Financial Services Group, Inc.	119,504
2,058	Loews Corporation	103,373
133	Markel Corporation[a]	158,069
2,626	Marsh & McLennan Companies, Inc.	217,223
46,004	Medibank Private, Ltd.	96,734
1,114	Nasdaq, Inc.	95,581
767	Pargesa Holding SA	61,624
64	Partners Group Holding AG	50,734
3,380	Progressive Corporation	240,115
3,046	U.S. Bancorp	160,859

Shares	Common Stock (95.8%)	Value
Financials (14.3%) - continued
703	W.R. Berkley Corporation	$56,191

	Total	3,003,918

Health Care (16.5%)
3,157	Abbott Laboratories	231,598
867	Amgen, Inc.	179,720
11,300	Astellas Pharmaceutical, Inc.	197,332
2,879	Baxter International, Inc.	221,942
310	CIGNA Corporation	64,558
2,864	Danaher Corporation	311,202
2,505	Eli Lilly and Company	268,812
1,958	Johnson & Johnson	270,537
2,197	Medtronic plc	216,119
4,600	Mitsubishi Tanabe Pharma Corporation	76,989
5,945	Novo Nordisk AS	279,802
9,621	Pfizer, Inc.	423,997
1,314	Roche Holding AG	317,745
360	Sonova Holding AG	71,448
1,202	Stryker Corporation	213,571
441	UnitedHealth Group, Inc.	117,324

	Total	3,462,696

Industrials (8.3%)
1,285	AMETEK, Inc.	101,669
416	General Dynamics Corporation	85,164
1,177	Honeywell International, Inc.	195,853
771	Lockheed Martin Corporation	266,735
619	Northrop Grumman Corporation	196,452
1,278	Raytheon Company	264,112
11,710	Royal Mail plc	72,794
180	Schindler Holding AG	43,432
370	Schindler Holding AG, Participation Certificate	92,336
41	SGS SA	107,950
19,200	Singapore Airport Terminal Services, Ltd.	73,300
6,700	Sumitomo Electric Industries, Ltd.	105,134
1,685	Waste Connections, Inc.	134,412

	Total	1,739,343

Information Technology (15.1%)
271	Accenture plc	46,124
1,831	Amphenol Corporation	172,151
2,284	Automatic Data Processing, Inc.	344,107
8,000	Canon, Inc.	253,677
6,158	CGI Group, Inc.[a]	397,041
6,192	Cisco Systems, Inc.	301,241
2,603	Fidelity National Information Services, Inc.	283,909
1,812	Fiserv, Inc.[a]	149,273
330	International Business Machines Corporation	49,899
1,621	MasterCard, Inc.	360,851
1,936	Microsoft Corporation	221,420
5,886	Oracle Corporation	303,482
8,651	RELX plc	181,989
1,001	Synopsys, Inc.[a]	98,709

	Total	3,163,873

Materials (1.9%)
78	Givaudan SA	191,925
2,300	Kuraray Company, Ltd.	34,577
5,484	Newmont Mining Corporation	165,617

	Total	392,119

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (95.8%)	Value
Real Estate (2.0%)
227	Crown Castle International Corporation	$25,272
600	Daito Trust Construction Company, Ltd.	77,320
1,979	Duke Realty Corporation	56,144
11,000	Hysan Development Company, Ltd.	55,551
2,067	Klepierre SA	73,450
4,500	Link REIT	44,307
265	Regency Centers Corporation	17,137
877	Swiss Prime Site AG	74,821

	Total	424,002

Telecommunications Services (5.3%)
853	BCE, Inc.	34,559
108,000	HKT Trust and HKT, Ltd.	148,506
10,100	KDDI Corporation	278,626
10,800	NTT DOCOMO, Inc.	290,278
501,000	PCCW, Ltd.	291,899
1,539	TELUS Corporation	56,727

	Total	1,100,595

Utilities (8.1%)
1,471	Ameren Corporation	92,997
2,271	American Electric Power Company, Inc.	160,968
6,800	Chugoku Electric Power Company, Inc.	87,386
29,000	CLP Holdings, Ltd.	339,611
4,126	CMS Energy Corporation	202,174
1,344	Duke Energy Corporation	107,547
807	Edison International, Inc.	54,618
2,516	Enagas SA	67,814
277	NextEra Energy, Inc.	46,425
8,200	Osaka Gas Company, Ltd.	160,118
486	Southern Company	21,190
3,700	Tokyo Gas Company, Ltd.	91,013
1,674	WEC Energy Group, Inc.	111,756
3,189	Xcel Energy, Inc.	150,553

	Total	1,694,170

	Total Common Stock (cost $18,917,955)	20,062,047

Shares or Principal Amount	Short-Term Investments (4.0%)	Value
	Federal Home Loan Bank Discount Notes
400,000	2.100%, 11/28/2018[b,c]	398,614
	Thrivent Core Short-Term Reserve Fund
43,907	2.340%	439,072

	Total Short-Term Investments (cost $837,671)	837,686

	Total Investments (cost $19,755,626) 99.8%	$20,899,733

	Other Assets and Liabilities, Net 0.2%	41,751

	Total Net Assets 100.0%	$20,941,484

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Low Volatility Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,104,817	534,800	1,570,017	–
Consumer Staples	2,581,817	1,091,340	1,490,477	–
Energy	394,697	341,098	53,599	–
Financials	3,003,918	2,716,605	287,313	–
Health Care	3,462,696	2,519,380	943,316	–
Industrials	1,739,343	1,244,397	494,946	–
Information Technology	3,163,873	2,331,166	832,707	–
Materials	392,119	165,617	226,502	–
Real Estate	424,002	98,553	325,449	–
Telecommunications Services	1,100,595	–	1,100,595	–
Utilities	1,694,170	948,228	745,942	–
Short-Term Investments	398,614	–	398,614	–

Subtotal Investments in Securities	$20,460,661	$11,991,184	$8,469,477	$–

Other Investments *	Total

Short-Term Investments	439,072

Subtotal Other Investments	$439,072

Total Investments at Value	$20,899,733

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,553	4,553	–	–

Total Asset Derivatives	$4,553	$4,553	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Low Volatility Equity Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $398,614 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
Eurex MSCI World Index	10	December 2018	$624,847	$4,553

Total Futures Long Contracts			$624,847	$4,553

Total Futures Contracts			$624,847	$4,553

Reference Description:

MSCI	-	Morgan Stanley Capital International

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds and Thrivent Cash Management Trust are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$1,206	$9,638	$10,405	44	$439	2.1%

Total Affiliated Short-Term Investments	1,206				439	2.1

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	399	399	–	–	—

Total Collateral Held for Securities Loaned	–				–	—

Total Value	$1,206				$439

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$12

Total Income from Affiliated Investments				$12

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (97.4%)	Value
Consumer Discretionary (13.2%)
16,551	Aaron’s, Inc.	$901,367
20,761	Adient plc[a]	816,115
14,528	Adtalem Global Education, Inc.[b]	700,250
11,082	AMC Networks, Inc.[b]	735,180
40,475	American Eagle Outfitters, Inc.	1,004,994
14,212	AutoNation, Inc.[b]	590,509
33,778	Bed Bath & Beyond, Inc.	506,670
10,180	Big Lots, Inc.	425,422
19,810	Boyd Gaming Corporation[a]	670,568
10,583	Brinker International, Inc.[a]	494,544
21,042	Brunswick Corporation	1,410,235
1,187	Cable One, Inc.	1,048,845
11,326	Carter’s, Inc.	1,116,744
10,285	Cheesecake Factory, Inc.	550,659
2,737	Churchill Downs, Inc.	760,065
25,620	Cinemark Holdings, Inc.	1,029,924
5,781	Cracker Barrel Old Country Store, Inc.	850,558
35,091	Dana, Inc.	655,149
7,340	Deckers Outdoor Corporation[b]	870,377
21,422	Delphi Technologies plc	671,794
18,788	Dick’s Sporting Goods, Inc.	666,598
4,785	Dillard’s, Inc.[a]	365,287
10,012	Domino’s Pizza, Inc.	2,951,538
20,022	Dunkin’ Brands Group, Inc.	1,476,022
15,526	Eldorado Resorts, Inc.[b]	754,564
13,423	Five Below, Inc.[b]	1,745,795
66,061	Gentex Corporation	1,417,669
1,064	Graham Holdings Company	616,375
6,415	Helen of Troy, Ltd.[b]	839,723
5,893	International Speedway Corporation	258,113
6,855	Jack in the Box, Inc.	574,655
10,822	John Wiley and Sons, Inc.	655,813
20,354	KB Home	486,664
32,765	Live Nation Entertainment, Inc.[b]	1,784,710
9,877	Marriott Vacations Worldwide Corporation	1,103,755
9,583	Meredith Corporation	489,212
23,355	Michaels Companies, Inc.[b]	379,052
7,449	Murphy USA, Inc.[b]	636,591
33,724	New York Times Company	780,711
812	NVR, Inc.[b]	2,006,290
12,028	Ollie’s Bargain Outlet Holdings, Inc.[b]	1,155,891
5,669	Papa John’s International, Inc.	290,706
14,170	Polaris Industries, Inc.	1,430,461
9,756	Pool Corporation	1,628,081
29,447	Sally Beauty Holdings, Inc.[a,b]	541,530
12,906	Scientific Games Corporationb	327,812
43,149	Service Corporation International	1,907,186
12,417	Signet Jewelers, Ltd.	818,653
17,083	Six Flags Entertainment Corporation	1,192,735
32,749	Skechers USA, Inc.[b]	914,680
8,861	Sotheby’s Holdings, Inc.[b]	435,873
52,050	Tegna, Inc.	622,518
11,154	Tempur Sealy International, Inc.[a,b]	590,047
15,848	Texas Roadhouse, Inc.	1,098,108
11,821	Thor Industries, Inc.	989,418
32,426	Toll Brothers, Inc.	1,071,031
36,663	Tri Pointe Homes, Inc.[b]	454,621
12,327	Tupperware Brands Corporation	412,338
18,237	Urban Outfitters, Inc.b	745,893
7,130	Visteon Corporation[b]	662,377
8,952	Weight Watchers International, Inc.[b]	644,454
43,284	Wendy’s Company	741,888
19,272	Williams-Sonoma, Inc.[a]	1,266,556
10,377	World Wrestling Entertainment, Inc.	1,003,767
24,054	Wyndham Destinations, Inc.	1,042,981

Shares	Common Stock (97.4%)	Value
Consumer Discretionary (13.2%) - continued
24,038	Wyndham Hotels & Resorts, Inc.	$1,335,792

	Total	59,124,503

Consumer Staples (3.3%)
2,107	Boston Beer Company, Inc.[b]	605,762
9,050	Casey’s General Stores, Inc.	1,168,445
13,029	Edgewell Personal Care Company[b]	602,331
14,387	Energizer Holdings, Inc.	843,797
44,771	Flowers Foods, Inc.	835,427
21,388	Hain Celestial Group, Inc.[b]	580,043
16,978	Ingredion, Inc.	1,782,011
35,259	Lamb Weston Holdings, Inc.	2,348,249
4,687	Lancaster Colony Corporation	699,347
13,411	Nu Skin Enterprises, Inc.	1,105,335
16,223	Post Holdings, Inc.[b]	1,590,503
4,849	Sanderson Farms, Inc.	501,241
29,577	Sprouts Farmers Markets, Inc.[b]	810,706
4,671	Tootsie Roll Industries, Inc.[a]	136,627
13,586	TreeHouse Foods, Inc.[b]	650,090
12,169	United Natural Foods, Inc.[b]	364,462

	Total	14,624,376

Energy (5.2%)
18,672	Apergy Corporation[b]	813,352
54,105	Callon Petroleum Company[b]	648,719
219,540	Chesapeake Energy Corporation[a,b]	985,735
50,954	CNX Resources Corporation[b]	729,152
10,633	Core Laboratories NV	1,231,620
15,554	Diamond Offshore Drilling, Inc.[a,b]	311,080
9,205	Dril-Quip, Inc.[b]	480,961
19,592	Energen Corporation[b]	1,688,243
105,488	Ensco plc	890,319
37,718	Gulfport Energy Corporation[b]	392,644
24,963	Matador Resources Company[b]	825,027
43,348	McDermott International, Inc.[b]	798,904
39,242	Murphy Oil Corporation	1,308,328
85,050	Nabors Industries, Ltd.	523,908
64,269	Oasis Petroleum, Inc.[b]	911,334
23,770	Oceaneering International, Inc.[b]	656,052
53,497	Patterson-UTI Energy, Inc.	915,334
28,511	PBF Energy, Inc.	1,422,984
57,309	QEP Resources, Inc.[b]	648,738
49,506	Range Resources Corporation	841,107
30,379	Rowan Companies plc[b]	572,037
24,787	SM Energy Company	781,534
140,020	Southwestern Energy Company[b]	715,502
37,183	Superior Energy Services, Inc.[b]	362,162
105,828	Transocean, Ltd.[b]	1,476,301
16,333	World Fuel Services Corporation	452,098
96,469	WPX Energy, Inc.[b]	1,940,956

	Total	23,324,131

Financials (15.5%)
3,566	Alleghany Corporation	2,326,922
16,707	American Financial Group, Inc.	1,853,976
14,396	Aspen Insurance Holdings, Ltd.	601,753
40,731	Associated Banc-Corp	1,059,006
21,470	BancorpSouth Bank	702,069
10,196	Bank of Hawaii Corporation	804,566
29,287	Bank OZK	1,111,735
55,313	Brown & Brown, Inc.	1,635,605
18,425	Cathay General Bancorp	763,532
17,217	Chemical Financial Corporation	919,388
40,388	CNO Financial Group, Inc.	857,033
22,628	Commerce Bancshares, Inc.	1,493,901
15,280	Cullen/Frost Bankers, Inc.	1,595,843

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (97.4%)	Value
Financials (15.5%) - continued
34,963	East West Bancorp, Inc.	$2,110,716
28,756	Eaton Vance Corporation	1,511,415
9,815	Evercore, Inc.	986,898
78,155	F.N.B. Corporation	994,132
9,174	FactSet Research Systems, Inc.	2,052,316
23,011	Federated Investors, Inc.	555,025
26,909	First American Financial Corporation	1,388,235
78,918	First Horizon National Corporation	1,362,125
42,354	Fulton Financial Corporation	705,194
120,343	Genworth Financial, Inc.[b]	501,830
20,582	Hancock Whitney Corporation	978,674
10,181	Hanover Insurance Group, Inc.	1,256,030
38,058	Home BancShares, Inc.	833,470
18,107	Interactive Brokers Group, Inc.	1,001,498
13,060	International Bancshares Corporation	587,700
40,267	Janus Henderson Group plc	1,085,598
14,977	Kemper Corporation	1,204,900
20,609	Legg Mason, Inc.	643,619
1,892	LendingTree, Inc.[a,b]	435,349
9,075	MarketAxess Holdings, Inc.	1,619,797
20,274	MB Financial, Inc.	934,834
6,486	Mercury General Corporation	325,338
56,345	Navient Corporation	759,531
118,403	New York Community Bancorp, Inc.	1,227,839
68,018	Old Republic International Corporation	1,522,243
30,151	PacWest Bancorp	1,436,695
17,831	Pinnacle Financial Partners, Inc.	1,072,535
10,624	Primerica, Inc.	1,280,723
15,864	Prosperity Bancshares, Inc.	1,100,168
15,222	Reinsurance Group of America, Inc.	2,200,492
9,710	RenaissanceRe Holdings, Ltd.	1,297,062
31,643	SEI Investments Company	1,933,387
12,948	Signature Bank	1,486,948
105,032	SLM Corporation[b]	1,171,107
54,352	Sterling Bancorp	1,195,744
17,256	Stifel Financial Corporation	884,543
28,631	Synovus Financial Corporation	1,311,014
40,620	TCF Financial Corporation	967,162
11,981	Texas Capital Bancshares, Inc.[b]	990,230
16,348	Trustmark Corporation	550,110
10,618	UMB Financial Corporation	752,816
53,134	Umpqua Holdings Corporation	1,105,187
25,340	United Bankshares, Inc.	921,109
79,267	Valley National Bancorp	891,754
23,173	W.R. Berkley Corporation	1,852,218
20,386	Washington Federal, Inc.	652,352
22,214	Webster Financial Corporation	1,309,737
13,559	Wintrust Financial Corporation	1,151,702

	Total	69,824,430

Health Care (9.9%)
21,113	Acadia Healthcare Company, Inc.[b]	743,178
22,659	Akorn, Inc.[b]	294,114
42,945	Allscripts Healthcare Solutions, Inc.[b]	611,966
11,346	Avanos Medical, Inc.[b]	777,201
4,868	Bio-Rad Laboratories, Inc.[b]	1,523,635
9,054	Bio-Techne Corporation	1,848,012
8,548	Cantel Medical Corporation	786,929
34,593	Catalent, Inc.[b]	1,575,711
11,559	Charles River Laboratories International, Inc.[b]	1,555,148
3,845	Chemed Corporation	1,228,785
23,833	Encompass Health Corporation	1,857,782
71,301	Exelixis, Inc.[b]	1,263,454

Shares	Common Stock (97.4%)	Value
Health Care (9.9%) - continued
17,669	Globus Medical, Inc.[b]	$1,002,893
12,591	Haemonetics Corporation[b]	1,442,677
12,667	HealthEquity, Inc.[b]	1,195,892
15,981	Hill-Rom Holdings, Inc.	1,508,606
3,965	ICU Medical, Inc.[b]	1,121,104
4,215	Inogen, Inc.[b]	1,028,966
17,010	Integra LifeSciences Holdings Corporation[b]	1,120,449
9,358	LifePoint Health, Inc.[b]	602,655
11,622	LivaNova plc[b]	1,440,779
20,046	Mallinckrodt, LLC[b]	587,548
11,489	Masimo Corporation[b]	1,430,840
14,280	Medidata Solutions, Inc.[b]	1,046,867
22,765	Mednax, Inc.[b]	1,062,215
14,766	Molina Healthcare, Inc.[b]	2,195,704
12,348	NuVasive, Inc.[b]	876,461
19,632	Patterson Companies, Inc.	480,002
13,907	PRA Health Sciences, Inc.[b]	1,532,412
12,790	Prestige Consumer Healthcare, Inc.[b]	484,613
20,409	STERIS plc	2,334,790
14,624	Syneos Health, Inc.[b]	753,867
10,969	Teleflex, Inc.	2,918,741
19,686	Tenet Healthcare Corporation[b]	560,264
10,430	United Therapeutics Corporation[b]	1,333,788
17,751	West Pharmaceutical Services, Inc.	2,191,716

	Total	44,319,764

Industrials (14.4%)
9,874	Acuity Brands, Inc.	1,552,193
38,703	AECOM[b]	1,264,040
15,906	AGCO Corporation	966,926
15,896	Avis Budget Group, Inc.[b]	510,897
12,273	Brink’s Company	856,042
14,288	Carlisle Companies, Inc.	1,740,278
12,305	Clean Harbors, Inc.[b]	880,792
12,237	Crane Company	1,203,509
10,659	Curtiss-Wright Corporation	1,464,760
11,529	Deluxe Corporation	656,461
31,322	Donaldson Company, Inc.	1,824,820
8,939	Dun & Bradstreet Corporation	1,273,897
7,518	Dycom Industries, Inc.[b]	636,023
14,097	EMCOR Group, Inc.	1,058,826
10,160	EnerSys	885,241
6,242	Esterline Technologies Corporation[b]	567,710
18,042	First Solar, Inc.[b]	873,594
9,089	GATX Corporation	787,016
14,507	Genesee & Wyoming, Inc.[b]	1,319,992
40,448	Graco, Inc.	1,874,360
10,968	Granite Construction, Inc.	501,238
17,775	Healthcare Services Group, Inc.[a]	722,020
14,389	Herman Miller, Inc.	552,538
10,495	HNI Corporation	464,299
13,241	Hubbell, Inc.	1,768,600
18,496	IDEX Corporation	2,786,607
21,081	ITT Corporation	1,291,422
76,338	JetBlue Airways Corporation[b]	1,477,904
33,937	KBR, Inc.	717,089
19,681	Kennametal, Inc.	857,304
12,958	Kirby Corporation[b]	1,065,795
30,984	Knight-Swift Transportation Holdings, Inc.	1,068,328
10,143	Landstar System, Inc.	1,237,446
8,667	Lennox International, Inc.	1,892,873
15,584	Lincoln Electric Holdings, Inc.	1,456,169
15,886	Manpower, Inc.	1,365,560
8,220	MSA Safety, Inc.	874,937

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (97.4%)	Value
Industrials (14.4%) - continued
11,061	MSC Industrial Direct Company, Inc.	$974,585
12,318	Nordson Corporation	1,710,970
26,080	NOW, Inc.[b]	431,624
39,052	nVent Electric plc	1,060,652
15,685	Old Dominion Freight Line, Inc.	2,529,363
17,830	Oshkosh Corporation	1,270,209
45,151	Pitney Bowes, Inc.	319,669
10,595	Regal-Beloit Corporation	873,558
12,811	Ryder System, Inc.	936,100
8,622	Teledyne Technologies, Inc.[b]	2,126,875
15,516	Terex Corporation	619,243
16,462	Timken Company	820,631
25,547	Toro Company	1,532,054
36,028	Trinity Industries, Inc.	1,320,066
5,442	Valmont Industries, Inc.	753,717
20,661	Wabtec Corporation[a]	2,166,926
7,726	Watsco, Inc.	1,376,001
10,810	Werner Enterprises, Inc.	382,133
13,344	Woodward, Inc.	1,078,996

	Total	64,580,878

Information Technology (16.1%)
28,086	ACI Worldwide, Inc.[b]	790,340
18,583	Acxiom Corporation[b]	918,186
42,187	ARRIS International plc[b]	1,096,440
21,134	Arrow Electronics, Inc.[b]	1,557,998
28,459	Avnet, Inc.	1,274,109
9,780	Belden, Inc.	698,390
11,701	Blackbaud, Inc.	1,187,417
15,331	Cars.com Inc.[b]	423,289
30,962	CDK Global, Inc.	1,936,983
34,620	Ciena Corporation[b]	1,081,529
14,702	Cirrus Logic, Inc.[b]	567,497
41,729	Cognex Corporation	2,329,313
5,992	Coherent, Inc.[b]	1,031,762
9,179	CommVault Systems, Inc.[b]	642,530
22,081	Convergys Corporation	524,203
19,693	CoreLogic, Inc.[b]	973,031
24,250	Cree, Inc.[b]	918,348
86,515	Cypress Semiconductor Corporation	1,253,602
6,972	Fair Isaac Corporation[b]	1,593,451
34,876	Fortinet, Inc.[b]	3,218,009
31,177	Integrated Device Technology, Inc.[b]	1,465,631
8,375	InterDigital, Inc.	670,000
11,189	j2 Global, Inc.	927,009
36,672	Jabil, Inc.	993,078
18,648	Jack Henry & Associates, Inc.	2,985,172
45,076	Keysight Technologies, Inc.[b]	2,987,637
35,997	Leidos Holdings, Inc.	2,489,553
6,009	Littelfuse, Inc.	1,189,121
12,592	LogMeIn, Inc.	1,121,947
15,166	Lumentum Holdings, Inc.[b]	909,202
16,109	Manhattan Associates, Inc.[b]	879,551
15,730	MAXIMUS, Inc.	1,023,394
13,189	MKS Instruments, Inc.	1,057,098
9,356	Monolithic Power Systems, Inc.	1,174,459
26,935	National Instruments Corporation	1,301,769
28,539	NCR Corporation[b]	810,793
17,324	NetScout Systems, Inc.[b]	437,431
34,368	Perspecta, Inc.	883,945
7,923	Plantronics, Inc.	477,757
25,359	PTC, Inc.[b]	2,692,872
60,999	Sabre Corporation	1,590,854
10,174	Science Applications International Corporation	820,024
10,427	Silicon Laboratories, Inc.[b]	957,199

Shares	Common Stock (97.4%)	Value
Information Technology (16.1%) - continued
8,349	Synaptics, Inc.[b]	$380,881
7,057	SYNNEX Corporation	597,728
9,168	Tech Data Corporation[b]	656,154
29,164	Teradata Corporation[b]	1,099,774
44,603	Teradyne, Inc.	1,649,419
60,119	Trimble, Inc.[b]	2,612,772
9,241	Tyler Technologies, Inc.[b]	2,264,599
7,462	Ultimate Software Group, Inc.[b]	2,404,182
26,291	Versum Materials, Inc.	946,739
13,221	ViaSat, Inc.[a,b]	845,483
31,884	Vishay Intertechnology, Inc.	648,839
10,305	WEX, Inc.[b]	2,068,832
12,857	Zebra Technologies Corporation[b]	2,273,503

	Total	72,310,828

Materials (6.6%)
30,322	Allegheny Technologies, Inc.[b]	896,015
15,036	AptarGroup, Inc.	1,619,979
15,043	Ashland Global Holdings, Inc.	1,261,506
21,950	Bemis Company, Inc.	1,066,770
14,916	Cabot Corporation	935,531
11,325	Carpenter Technology Corporation	667,609
42,921	Chemours Company	1,692,804
28,211	Commercial Metals Company	578,890
8,162	Compass Minerals International, Inc.	548,486
15,156	Domtar Corporation	790,688
11,565	Eagle Materials, Inc.	985,801
6,246	Greif, Inc.	335,160
35,035	Louisiana-Pacific Corporation	928,077
8,528	Minerals Technologies, Inc.	576,493
2,209	NewMarket Corporation	895,772
40,340	Olin Corporation	1,035,931
39,025	Owens-Illinois, Inc.[b]	733,280
19,295	PolyOne Corporation	843,577
17,457	Reliance Steel & Aluminum Company	1,488,908
15,784	Royal Gold, Inc.	1,216,315
32,258	RPM International, Inc.	2,094,835
9,339	Scotts Miracle-Gro Company	735,259
10,220	Sensient Technologies Corporation	781,932
17,896	Silgan Holdings, Inc.	497,509
24,014	Sonoco Products Company	1,332,777
56,938	Steel Dynamics, Inc.	2,573,028
42,664	United States Steel Corporation	1,300,399
47,203	Valvoline, Inc.	1,015,337
10,378	Worthington Industries, Inc.	449,990

	Total	29,878,658

Real Estate (8.6%)
16,322	Alexander & Baldwin, Inc.	370,346
32,986	American Campus Communities, Inc.	1,357,704
22,391	Camden Property Trust	2,095,126
28,608	CoreCivic, Inc.	696,033
8,739	CoreSite Realty Corporation	971,252
24,658	Corporate Office Properties Trust	735,548
101,418	Cousins Properties, Inc.	901,606
25,193	CyrusOne, Inc.	1,597,236
38,546	Douglas Emmett, Inc.	1,453,955
17,787	EPR Properties	1,216,809
30,253	First Industrial Realty Trust, Inc.	949,944
29,689	GEO Group, Inc.	746,975
30,214	Healthcare Realty Trust, Inc.	884,062
24,959	Highwoods Properties, Inc.	1,179,562
39,662	Hospitality Properties Trust	1,143,852
25,909	JBG SMITH Properties	954,228
10,965	Jones Lang LaSalle, Inc.	1,582,469
23,853	Kilroy Realty Corporation	1,710,022

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (97.4%)	Value
Real Estate (8.6%) - continued
20,281	Lamar Advertising Company	$1,577,862
26,638	LaSalle Hotel Properties	921,408
35,674	Liberty Property Trust	1,507,226
11,226	Life Storage, Inc.	1,068,266
21,752	Mack-Cali Realty Corporation	462,448
88,022	Medical Properties Trust, Inc.	1,312,408
37,128	National Retail Properties, Inc.	1,664,077
47,928	Omega Healthcare Investors, Inc.	1,570,601
14,539	PotlatchDeltic Corporation	595,372
31,226	Rayonier, Inc. REIT	1,055,751
30,754	Realogy Holdings Corporation[a]	634,763
43,025	Sabra Health Care REIT, Inc.	994,738
57,379	Senior Housing Property Trust	1,007,575
22,777	Tanger Factory Outlet Centers, Inc.	521,138
14,721	Taubman Centers, Inc.	880,757
42,118	Uniti Group, Inc.	848,678
25,571	Urban Edge Properties	564,608
28,761	Weingarten Realty Investors	855,927

	Total	38,590,332

Telecommunications Services (0.1%)
22,394	Telephone & Data Systems, Inc.	681,449

	Total	681,449

Utilities (4.5%)
12,363	ALLETE, Inc.	927,349
42,920	Aqua America, Inc.	1,583,748
26,782	Atmos Energy Corporation	2,515,098
12,931	Black Hills Corporation	751,162
26,266	Hawaiian Electric Industries, Inc.	934,807
12,131	IDACORP, Inc.	1,203,759
47,065	MDU Resources Group, Inc.	1,209,100
20,723	National Fuel Gas Company	1,161,731
21,149	New Jersey Resources Corporation	974,969
11,933	NorthWestern Corporation	699,990
48,208	OGE Energy Corporation	1,750,914
12,657	ONE Gas, Inc.	1,041,418
19,198	PNM Resources, Inc.	757,361
11,663	Southwest Gas Holdings, Inc.	921,727
41,771	UGI Corporation	2,317,455
20,052	Vectren Corporation	1,433,517

	Total	20,184,105

	Total Common Stock (cost $346,350,227)	437,443,454

Shares	Collateral Held for Securities Loaned (1.6%)	Value
7,144,002	Thrivent Cash Management Trust	7,144,002

	Total Collateral Held for Securities Loaned (cost $7,144,002)	7,144,002

Shares or Principal Amount	Short-Term Investments (2.4%)	Value
	Federal Home Loan Bank Discount Notes
500,000	1.910%, 10/4/2018[c,d]	499,912
200,000	2.000%, 10/26/2018[c,d]	199,707
250,000	2.055%, 11/14/2018[c,d]	249,343

Shares or Principal Amount	Short-Term Investments (2.4%)	Value
	Thrivent Core Short-Term Reserve Fund
1,006,241	2.340%	$10,062,413

	Total Short-Term Investments (cost $11,011,324)	11,011,375

	Total Investments (cost $364,505,553) 101.4%	$455,598,831

	Other Assets and Liabilities, Net (1.4%)	(6,269,398)

	Total Net Assets 100.0%	$449,329,434

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of September 28, 2018:

Securities Lending Transactions
Common Stock	$6,961,527

Total lending	$6,961,527
Gross amount payable upon return of collateral for securities loaned	$7,144,002

Net amounts due to counterparty	$182,475

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	59,124,503	59,124,503	–	–
Consumer Staples	14,624,376	14,624,376	–	–
Energy	23,324,131	23,324,131	–	–
Financials	69,824,430	69,824,430	–	–
Health Care	44,319,764	44,319,764	–	–
Industrials	64,580,878	64,580,878	–	–
Information Technology	72,310,828	72,310,828	–	–
Materials	29,878,658	29,878,658	–	–
Real Estate	38,590,332	38,590,332	–	–
Telecommunications Services	681,449	681,449	–	–
Utilities	20,184,105	20,184,105	–	–
Short-Term Investments	948,962	–	948,962	–

Subtotal Investments in Securities	$438,392,416	$437,443,454	$948,962	$–

Other Investments *	Total
Short-Term Investments	10,062,413
Collateral Held for Securities Loaned	7,144,002

Subtotal Other Investments	$17,206,415

Total Investments at Value	$455,598,831

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	133,523	133,523	–	–

Total Liability Derivatives	$133,523	$133,523	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Mid Cap Index Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $948,962 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME E-mini S&P Mid-Cap 400 Index	55	December 2018	$11,272,123	($133,523)

Total Futures Long Contracts			$11,272,123	($133,523)

Total Futures Contracts			$11,272,123	($133,523)

Reference Description:

CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$6,215	$57,759	$53,912	1,006	$10,062	2.2%

Total Affiliated Short-Term Investments	6,215				10,062	2.2

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	26,704	77,477	97,037	7,144	7,144	1.6

Total Collateral Held for Securities Loaned	26,704				7,144	1.6

Total Value	$32,919				$17,206

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 -9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$166

Total Income from Affiliated Investments				$166

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	50

Total Affiliated Income from Securities Loaned, Net				$50

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

MID CAP STOCK PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (95.7%)	Value
Consumer Discretionary (11.4%)
1,277,375	American Axle & Manufacturing Holdings, Inc.[a]	$22,277,420
706,250	DISH Network Corporation[a]	25,255,500
235,550	Dollar Tree, Inc.[a]	19,209,102
170,975	Expedia Group, Inc.	22,308,818
172,725	Lululemon Athletica, Inc.[a]	28,066,085
177,000	RHa,b	23,188,770
444,325	Six Flags Entertainment Corporation	31,022,772
640,136	Toll Brothers, Inc.	21,143,692
148,300	Whirlpool Corporation	17,610,625

	Total	210,082,784

Consumer Staples (1.3%)
887,080	Hain Celestial Group, Inc.[a]	24,057,610

	Total	24,057,610

Energy (5.5%)
168,385	Andeavor	25,847,097
920,296	Parsley Energy, Inc.[a]	26,918,658
1,056,750	Patterson-UTI Energy, Inc.	18,080,993
1,522,185	WPX Energy, Inc.[a]	30,626,362

	Total	101,473,110

Financials (18.7%)
1,078,800	Ally Financial, Inc.	28,534,260
1,091,900	Assured Guaranty, Ltd.	46,110,937
508,450	E*TRADE Financial Corporation[a]	26,637,695
321,571	First Republic Bank	30,870,816
1,900,925	Huntington Bancshares, Inc.	28,361,801
2,387,250	KeyCorp	47,482,402
34,640	Markel Corporation[a]	41,169,294
1,119,650	Radian Group, Inc.	23,143,166
1,441,375	Zions Bancorporation	72,284,956

	Total	344,595,327

Health Care (8.3%)
235,325	Edwards Lifesciences Corporation[a]	40,970,082
959,736	Halozyme Therapeutics, Inc.[a]	17,438,403
734,250	Myriad Genetics, Inc.[a]	33,775,500
76,200	Neurocrine Biosciences, Inc.[a]	9,368,790
220,653	Universal Health Services, Inc.	28,208,280
893,550	Valeant Pharmaceuticals International, Inc.[a]	22,937,429

	Total	152,698,484

Industrials (20.7%)
149,425	Acuity Brands, Inc.	23,489,610
431,350	AGCO Corporation	26,221,766
327,800	Brink’s Company	22,864,050
532,425	CSX Corporation	39,426,071
239,025	Huntington Ingalls Industries, Inc.	61,209,522
241,637	Oshkosh Corporation	17,214,220
252,375	SiteOne Landscape Supply, Inc.[a]	19,013,933
1,153,212	Southwest Airlines Company	72,018,089
420,850	United Continental Holdings, Inc.[a]	37,480,901
244,130	Verisk Analytics, Inc.[a]	29,429,872
276,850	WABCO Holdings, Inc.[a]	32,651,689

	Total	381,019,723

Information Technology (15.8%)
479,598	Advanced Micro Devices, Inc.[a]	14,814,782
693,650	Akamai Technologies, Inc.[a]	50,740,497
236,400	Alliance Data Systems Corporation	55,828,224
725,300	Ciena Corporation[a]	22,658,372
482,150	Red Hat, Inc.[a]	65,707,402
555,572	Teradata Corporation[a]	20,950,620

Shares	Common Stock (95.7%)	Value
Information Technology (15.8%) - continued
648,772	Teradyne, Inc.	$23,991,589
1,270,325	Twitter, Inc.[a]	36,153,450

	Total	290,844,936

Materials (4.6%)
491,500	Ball Corporation	21,621,085
1,273,125	Owens-Illinois, Inc.[a]	23,922,019
850,563	Steel Dynamics, Inc.	38,436,942

	Total	83,980,046

Real Estate (6.4%)
184,350	Alexandria Real Estate Equities, Inc.	23,189,386
262,500	Camden Property Trust	24,562,125
195,150	Digital Realty Trust, Inc.	21,950,472
835,800	Duke Realty Corporation	23,711,646
1,208,548	Host Hotels & Resorts, Inc.	25,500,363

	Total	118,913,992

Utilities (3.0%)
316,050	Entergy Corporation	25,641,137
567,900	Public Service Enterprise Group, Inc.	29,979,441

	Total	55,620,578

	Total Common Stock (cost $1,283,465,995)	1,763,286,590

Shares	Collateral Held for Securities Loaned (1.2%)	Value
21,923,625	Thrivent Cash Management Trust	21,923,625

	Total Collateral Held for Securities Loaned (cost $21,923,625)	21,923,625

Shares or Principal Amount	Short-Term Investments (4.3%)	Value
	Thrivent Core Short-Term Reserve Fund
7,979,366	2.340%	79,793,658

	Total Short-Term Investments (cost $79,793,658)	79,793,658

	Total Investments (cost $1,385,183,278) 101.2%	$1,865,003,873

	Other Assets and Liabilities, Net (1.2%)	(22,009,756)

	Total Net Assets 100.0%	$1,842,994,117

a	Non-income producing security.
b	All or a portion of the security is on loan.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of September 28, 2018:

Securities Lending Transactions
Common Stock	$21,158,115

Total lending	$21,158,115
Gross amount payable upon return of collateral for securities loaned	$21,923,625

Net amounts due to counterparty	$765,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

MID CAP STOCK PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The	following table is a summary of the inputs used, as of September 28, 2018, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	210,082,784	210,082,784	–	–
Consumer Staples	24,057,610	24,057,610	–	–
Energy	101,473,110	101,473,110	–	–
Financials	344,595,327	344,595,327	–	–
Health Care	152,698,484	152,698,484	–	–
Industrials	381,019,723	381,019,723	–	–
Information Technology	290,844,936	290,844,936	–	–
Materials	83,980,046	83,980,046	–	–
Real Estate	118,913,992	118,913,992	–	–
Utilities	55,620,578	55,620,578	–	–
Subtotal Investments in Securities	$1,763,286,590	$1,763,286,590	$–	$–

Other Investments *	Total
Short-Term Investments	79,793,658
Collateral Held for Securities Loaned	21,923,625
Subtotal Other Investments	$101,717,283

Total Investments at Value	$1,865,003,873

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$88,972	$201,185	$210,363	7,979	$79,794	4.3%
Total Affiliated Short-Term Investments	88,972				79,794	4.3

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	30,797	150,392	159,265	21,924	21,924	1.2
Total Collateral Held for Securities Loaned	30,797				21,924	1.2

Total Value	$119,769				$101,718

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 -9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$1,660
Total Income from Affiliated Investments				$1,660

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	75
Total Affiliated Income from Securities Loaned, Net				$75

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,522,273	4.992%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$1,522,273
	Big River Steel, LLC, Term Loan
1,093,950	7.386%, (LIBOR 3M + 5.000%), 8/23/2023[b]	1,108,992
	Chemours Company, Term Loan
1,522,350	4.000%, (LIBOR 1M + 1.750%), 4/3/2025[b]	1,523,309
	Contura Energy, Inc., Term Loan
1,855,800	7.300%, (LIBOR 2M + 5.000%), 3/17/2024[b,c]	1,851,161
	Coronado Australian Holdings Property, Ltd., Term Loan
198,398	8.886%, (LIBOR 3M + 6.500%), 3/29/2025[b]	200,134
725,640	8.886%, (LIBOR 3M + 6.500%), 3/29/2025[b]	731,989
	MRC Global (US), Inc., Term Loan
1,323,333	5.242%, (LIBOR 1M + 3.000%), 9/20/2024[b,c]	1,331,604
	Peabody Energy Corporation, Term Loan
1,079,575	4.992%, (LIBOR 1M + 2.750%), 3/31/2025[b]	1,080,924
	Starfruit US Holdco, LLC, Term Loan
1,080,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,d,e]	1,084,126
	Tronox Finance, LLC, Term Loan
763,648	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	766,351

	Total	11,200,863

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
1,041,264	4.413%, (LIBOR 1W + 2.250%), 11/10/2023[b]	1,044,648
	Ball Metalpack, LLC, Term Loan
713,212	6.742%, (LIBOR 1M + 4.500%), 7/31/2025[b]	719,453
	BWAY Holding Company, Term Loan
3,755,492	5.581%, (LIBOR 3M + 3.250%), 4/3/2024[b]	3,750,798
	Flex Acquisition Company, Inc. Term Loan
5,140,000	5.751%, (LIBOR 1M + 3.250%), 6/22/2025[b]	5,150,280
	GFL Environmental, Inc., Term Loan
74,033	0.000%, (LIBOR 3M + 2.750%), 5/31/2025[b,d,e]	74,064
594,477	5.136%, (LIBOR 3M + 2.750%), 5/31/2025[b]	594,727
	Sotera Health Holdings, LLC, Term Loan
3,350,256	5.242%, (LIBOR 1M + 3.000%), 5/15/2022[b]	3,353,036
	Vertiv Group Corporation, Term Loan
3,135,969	6.313%, (LIBOR 3M + 4.000%), 11/15/2023[b]	3,146,412

	Total	17,833,418

Principal Amount	Bank Loans (2.0%)[a]	Value
Communications Services (0.5%)
	Altice Financing SA, Term Loan
$4,700,000	6.158%, (LIBOR 1M + 4.000%), 1/31/2026[b]	$4,658,875
	Altice France SA, Term Loan
873,938	4.992%, (LIBOR 1M + 2.750%), 7/31/2025[b]	852,089
	CenturyLink, Inc., Term Loan
5,362,642	4.992%, (LIBOR 1M + 2.750%), 1/31/2025[b]	5,323,763
	Charter Communications Operating, LLC, Term Loan
2,188,462	4.250%, (LIBOR 1M + 2.000%), 4/30/2025[b]	2,191,198
	Frontier Communications Corporation, Term Loan
3,136,310	6.000%, (LIBOR 1M + 3.750%), 6/15/2024[b]	3,069,162
	HCP Acquisition, LLC, Term Loan
1,404,357	5.242%, (LIBOR 1M + 3.000%), 5/16/2024[b,d,e]	1,406,113
	Intelsat Jackson Holdings SA, Term Loan
1,765,000	5.980%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,771,124
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
4,840,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	4,752,299
521,127	9.089%, (LIBOR 3M + 6.750%), 7/7/2023[b]	484,648
	Mediacom Illinois, LLC, Term Loan
791,025	3.920%, (LIBOR 1W + 1.750%), 2/15/2024[b]	788,391
	NEP/NCP Holdco, Inc., Term Loan
2,428,280	5.492%, (LIBOR 1M + 3.250%), 7/21/2022[b]	2,427,260
175,309	9.148%, (LIBOR 1M + 7.000%), 1/31/2023[b]	175,309
	Radiate Holdco, LLC, Term Loan
4,351,864	5.242%, (LIBOR 1M + 3.000%), 2/1/2024[b]	4,343,247
	SBA Senior Finance II, LLC, Term Loan
1,147,125	4.250%, (LIBOR 1M + 2.000%), 4/11/2025[b]	1,148,043
	Sprint Communications, Inc., Term Loan
3,984,325	4.750%, (LIBOR 1M + 2.500%), 2/2/2024[b]	3,994,286
	Syniverse Holdings, Inc., Term Loan
462,675	7.148%, (LIBOR 1M + 5.000%), 3/9/2023[b]	464,021
	TNS, Inc., Term Loan
1,554,965	6.320%, (LIBOR 3M + 4.000%), 8/14/2022[b]	1,557,888
	Univision Communications, Inc., Term Loan
3,374,297	4.992%, (LIBOR 1M + 2.750%), 3/15/2024[b]	3,278,973
	WideOpenWest Finance, LLC, Term Loan
1,509,750	5.408%, (LIBOR 1M + 3.250%), 8/19/2023[b]	1,477,034

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Communications Services (0.5%) - continued
	Windstream Services, LLC, Term Loan
$2,557,891	6.160%, (LIBOR 1M + 4.000%), 3/30/2021[b]	$2,444,909

	Total	46,608,632

Consumer Cyclical (0.2%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,493,335	4.720%, (LIBOR 1M + 2.500%), 11/17/2024[b]	1,502,668
	Cengage Learning Acquisitions, Term Loan
3,011,045	6.415%, (LIBOR 1M + 4.250%), 6/7/2023[b,d,e]	2,804,036
	Four Seasons Hotels, Ltd., Term Loan
1,329,848	4.242%, (LIBOR 1M + 2.000%), 11/30/2023[b]	1,330,061
	Golden Entertainment, Inc., Term Loan
2,769,075	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b]	2,775,998
420,000	9.250%, (LIBOR 1M + 7.000%), 10/20/2025[b]	424,725
	Men’s Warehouse, Inc., Term Loan
736,300	5.604%, (LIBOR 1M + 3.500%), 4/9/2025[b]	737,684
	Mohegan Gaming and Entertainment, Term Loan
1,890,507	6.242%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,781,122
	Neiman Marcus Group, LLC, Term Loan
736,146	5.370%, (LIBOR 1M + 3.250%), 10/25/2020[b]	682,944
	Penn National Gaming, Inc. Term Loan
1,905,000	0.000%, (LIBOR 3M + 2.250%), 10/15/2025[b,d,e]	1,914,525
	Scientific Games International, Inc., Term Loan
3,636,725	5.034%, (LIBOR 2M + 2.750%), 8/14/2024[b]	3,629,924
	Stars Group Holdings BV, Term Loan
3,491,250	5.886%, (LIBOR 3M + 3.500%), 7/10/2025[b]	3,521,973
	Tenneco, Inc., Term Loan
2,220,000	0.000%, (LIBOR 3M + 2.750%), 10/1/2025[b,d,e]	2,221,399
	Wyndham Hotels & Resorts, Inc., Term Loan
925,000	3.992%, (LIBOR 1M + 1.750%), 5/30/2025[b]	927,507

	Total	24,254,566

Consumer Non-Cyclical (0.3%)
	Air Medical Group Holdings, Inc., Term Loan
5,899,664	5.383%, (LIBOR 1M + 3.250%), 4/28/2022[b,d,e]	5,803,795
	Albertson’s, LLC, Term Loan
905,827	4.992%, (LIBOR 1M + 2.750%), 8/25/2021[b]	906,579
1,129,008	5.381%, (LIBOR 3M + 3.000%), 12/21/2022[b]	1,129,222

Principal Amount	Bank Loans (2.0%)[a]	Value
Consumer Non - Cyclical (0.3%) - continued
$2,047,718	5.311%, (LIBOR 3M + 3.000%), 6/22/2023[b]	$2,047,083
	Anmeal Pharmaceuticals LLC, Term Loan
1,500,890	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	1,513,557
	Bausch Health Companies, Inc., Term Loan
2,915,250	5.104%, (LIBOR 1M + 3.000%), 6/1/2025[b]	2,929,039
	CHS/Community Health Systems, Inc., Term Loan
2,160,000	5.563%, (LIBOR 3M + 3.250%), 1/27/2021[b]	2,130,516
	Endo Luxembourg Finance Company I SARL., Term Loan
2,311,625	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	2,325,587
	Energizer Holdings, Inc., Term Loan
2,180,000	0.000%, (LIBOR 3M + 2.250%), 6/21/2025[b,d,e]	2,186,824
	JBS USA LUX SA, Term Loan
3,368,700	4.837%, (LIBOR 3M + 2.500%), 10/30/2022[b]	3,375,235
	McGraw-Hill Global Education Holdings, LLC, Term Loan
3,835,465	6.242%, (LIBOR 1M + 4.000%), 5/4/2022[b]	3,718,790
	Ortho-Clinical Diagnostics, Term Loan
4,400,550	5.492%, (LIBOR 1M + 3.250%), 6/1/2025[b]	4,414,852
	Revlon Consumer Products Corporation, Term Loan
1,133,434	5.813%, (LIBOR 3M + 3.500%), 9/7/2023[b]	862,544

	Total	33,343,623

Energy (0.1%)
	Calpine Corporation, Term Loan
1,603,427	4.890%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,603,090
	Consolidated Energy Finance SA, Term Loan
902,737	4.633%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	899,352
	Fieldwood Energy, LLC, Term Loan
2,052,773	7.492%, (LIBOR 1M + 5.250%), 4/11/2022[b]	2,061,498
	Houston Fuel Oil Terminal Company, LLC, Term Loan
3,321,675	5.000%, (LIBOR 1M + 2.750%), 6/26/2025[b]	3,322,705
	McDermott Technology (Americas), Inc., Term Loan
2,216,363	7.242%, (LIBOR 1M + 5.000%), 5/10/2025[b]	2,246,372
	MEG Energy Corporation, Term Loan
201,650	5.750%, (LIBOR 1M + 3.500%), 12/31/2023[b]	201,952
	Pacific Drilling SA, Term Loan
2,321,938	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	1,015,848

	Total	11,350,817

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Financials (0.3%)
	Air Methods Corporation, Term Loan
$2,861,810	5.886%, (LIBOR 3M + 3.500%), 4/21/2024[b]	$2,602,015
	Avolon TLB Borrower 1 US, LLC, Term Loan
2,753,100	4.165%, (LIBOR 1M + 2.000%), 1/15/2025[b]	2,761,167
	Digicel International Finance, Ltd., Term Loan
3,220,844	5.570%, (LIBOR 3M + 3.250%), 5/10/2024[b]	3,047,723
	DJO Finance, LLC, Term Loan
862,764	5.540%, (LIBOR 3M + 3.250%), 6/7/2020[b]	862,229
	DTZ U.S. Borrower, LLC, Term Loan
3,150,000	5.492%, (LIBOR 1M + 3.250%), 8/21/2025[b]	3,161,812
	Genworth Holdings, Inc., Term Loan
403,987	6.648%, (LIBOR 1M + 4.500%), 3/7/2023[b]	412,827
	GGP Nimbus LP, Term Loan
2,495,000	4.742%, (LIBOR 1M + 2.500%), 8/24/2025[b]	2,483,049
	Grizzly Acquisitions, Inc., Term Loan
1,725,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,c,d,e]	1,729,312
	Harland Clarke Holdings Corporation, Term Loan
2,650,763	7.136%, (LIBOR 3M + 4.750%), 11/3/2023[b,d,e]	2,541,419
	MoneyGram International, Inc., Term Loan
2,928,540	5.636%, (LIBOR 3M + 3.250%), 3/28/2020[b]	2,852,896
	Sable International Finance, Ltd., Term Loan
3,875,000	5.492%, (LIBOR 1M + 3.250%), 1/31/2026[b]	3,890,074
	Trans Union, LLC, Term Loan
982,537	4.242%, (LIBOR 1M + 2.000%), 6/19/2025[b]	985,200
	Tronox Finance, LLC, Term Loan
1,762,265	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	1,768,503

	Total	29,098,226

Technology (0.2%)
	Plantronics, Inc., Term Loan
4,450,000	4.742%, (LIBOR 1M + 2.500%), 7/2/2025[b]	4,463,929
	Rackspace Hosting, Inc., Term Loan
3,761,228	5.348%, (LIBOR 3M + 3.000%), 11/3/2023[b]	3,708,345
	SS&C Technologies Holdings Europe SARL, Term Loan
545,650	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	545,994
	SS&C Technologies, Inc., Term Loan
1,500,000	0.000%, (LIBOR 3M + 2.250%), 4/16/2025[b,d,e]	1,500,465
1,405,713	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	1,406,598

Principal Amount	Bank Loans (2.0%)[a]	Value
Technology (0.2%) - continued
	Vantiv, LLC, Term Loan
$4,154,125	3.884%, (LIBOR 1M + 1.750%), 8/20/2024[b]	$4,158,030

	Total	15,783,361

Transportation (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
3,209,375	6.742%, (LIBOR 1M + 4.500%), 5/18/2023[b]	3,217,399
	OSG Bulk Ships, Inc., Term Loan
1,055,594	6.770%, (LIBOR 3M + 4.250%), 8/5/2019[b]	1,044,383

	Total	4,261,782

Utilities (0.1%)
	Core and Main, LP, Term Loan
1,265,437	5.317%, (LIBOR 3M + 3.000%), 8/1/2024[b]	1,269,132
	EnergySolutions, LLC, Term Loan
1,037,400	6.136%, (LIBOR 3M + 3.750%), 5/11/2025[b]	1,043,884
	GIP III Stetson I, LP, Term Loan
1,675,000	6.583%, (LIBOR 3M + 4.250%), 7/18/2025[b]	1,682,856
	Talen Energy Supply, LLC, Term Loan
1,038,424	6.242%, (LIBOR 1M + 4.000%), 7/6/2023[b]	1,042,609
	TerraForm Power Operating, LLC, Term Loan
746,241	4.242%, (LIBOR 1M + 2.000%), 11/8/2022[b]	748,106

	Total	5,786,587

	Total Bank Loans (cost $201,068,066)	199,521,875

Shares	Registered Investment Companies (36.3%)	Value
Affiliated Equity Holdings (23.7%)
10,014,027	Thrivent Core International Equity Fund	100,741,108
27,922,699	Thrivent Core Low Volatility Equity Fund[h]	308,545,827
25,138,557	Thrivent Large Cap Stock Portfolio	360,150,047
33,377,026	Thrivent Large Cap Value Portfolio	646,813,386
18,441,059	Thrivent Mid Cap Stock Portfolio	374,351,652
54,199,100	Thrivent Partner Worldwide Allocation Portfolio	541,638,706
4,945,929	Thrivent Small Cap Stock Portfolio	105,442,270

	Total	2,437,682,996

Affiliated Fixed Income Holdings (11.9%)
18,329,162	Thrivent Core Emerging Markets Debt Fund	169,361,453
39,096,751	Thrivent High Yield Portfolio	185,193,489
55,578,140	Thrivent Income Portfolio	545,143,743
32,949,401	Thrivent Limited Maturity Bond Portfolio	322,297,858

	Total	1,221,996,543

Equity Funds/Exchange Traded Funds (0.5%)
1,837	iShares Core S&P Mid Cap ETF	369,770
8,565	iShares Core S&P Small-Cap ETF	747,211
26,155	iShares Russell 2000 Growth Index Fund[i]	5,625,417

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Registered Investment Companies (36.3%)	Value
Equity Funds/Exchange Traded Funds (0.5%) - continued
8,762	iShares Russell 2000 Index Fund	$1,476,835
21,266	ProShares Ultra S&P 500[i]	2,711,840
111,854	SPDR S&P 500 ETF Trust	32,518,195
62,503	SPDR S&P Biotech ETF	5,992,163
11,177	SPDR S&P Health Care Equipment ETF	981,452
17,468	SPDR S&P Retail ETF[i]	891,217
12,710	Vanguard REIT ETF	1,025,443

	Total	52,339,543

Fixed Income Funds/Exchange Traded Funds (0.2%)
198,000	Invesco Senior Loan ETF	4,587,660
246,000	iShares Short-Term Corporate Bond ETF	12,750,180

	Total	17,337,840

	Total Registered Investment Companies (cost $3,180,235,314)	3,729,356,922

Shares	Common Stock (29.4%)	Value
Consumer Discretionary (3.8%)
47,573	Amazon.com, Inc.[h]	95,288,719
106,850	American Axle & Manufacturing Holdings, Inc.[h]	1,863,464
3,200	AOKI Holdings, Inc.	43,754
2,700	Aoyama Trading Company, Ltd.	82,922
25,928	Aptiv plc	2,175,359
17,883	Ascent Capital Group, Inc.[h]	31,653
5,000	Autobacs Seven Company, Ltd.	85,797
3,885	Berkeley Group Holdings plc	186,119
9,013	Booking Holdings, Inc.[h]	17,881,792
67,360	BorgWarner, Inc.	2,881,661
45,200	Bridgestone Corporation	1,708,266
73,237	Bright Horizons Family Solutions, Inc.[h]	8,630,248
42,693	Bunzl plc	1,342,197
46,146	Burlington Stores, Inc.[h]	7,518,106
192,573	Carnival Corporation	12,280,380
49,003	CBS Corporation	2,815,222
10,665	Century Casinos, Inc.[h]	79,561
136,008	Chico’s FAS, Inc.	1,179,189
36,375	Children’s Place, Inc.	4,648,725
6,640	Chipotle Mexican Grill, Inc.[h]	3,018,013
4,100	Chiyoda Company, Ltd.	80,806
1,682	Cie Generale des Etablissements Michelin	200,756
244,820	Comcast Corporation	8,669,076
109,882	Core-Mark Holding Company, Inc.	3,731,593
77,864	Crocs, Inc.[h]	1,657,725
43,088	CSS Industries, Inc.	613,142
39,244	Culp, Inc.	949,705
6,500	DCM Holdings Company, Ltd.	59,061
68,903	DISH Network Corporation[h]	2,463,971
86,103	Dollar Tree, Inc.[h]	7,021,700
83,585	Duluth Holdings, Inc.[h,i]	2,629,584
13,758	Emerald Expositions Events, Inc.	226,732
39,177	Expedia Group, Inc.	5,111,815
270,873	Extended Stay America, Inc.	5,479,761
32,474	Five Below, Inc.[h]	4,223,568
44,198	G-III Apparel Group, Ltd.[h]	2,129,902
63,782	Habit Restaurants, Inc.[h]	1,017,323
134,128	Harley-Davidson, Inc.	6,075,998
14,260	Haverty Furniture Companies, Inc.	315,146
10,086	Hemisphere Media Group, Inc.[h]	140,700

Shares	Common Stock (29.4%)	Value
Consumer Discretionary (3.8%) - continued
44,680	Home Depot, Inc.	$9,255,462
57,300	Honda Motor Company, Ltd.	1,725,662
19,684	Inchcape plc	171,397
49,602	International Speedway Corporation	2,172,568
2,525	Ipsos SA	77,312
420,086	ITV plc	862,176
109	Kering SA	58,463
155,455	Las Vegas Sands Corporation	9,223,145
6,384	Laureate Education, Inc.[h]	98,569
7,105	Liberty Latin America, Ltd.[h]	148,068
40,172	Liberty Media Corporation - Liberty SiriusXM[h]	1,745,473
15,230	Liberty SiriusXM Group[h]	661,591
46,054	LKQ Corporation[h]	1,458,530
127,480	Lowe’s Companies, Inc.	14,637,254
14,625	Lululemon Athletica, Inc.[h]	2,376,416
22,630	Magna International, Inc.	1,188,754
44,725	McDonald’s Corporation	7,482,045
19,841	Mediaset Espana Comunicacion SA	144,447
41,991	Michaels Companies, Inc.[h]	681,514
88,286	Modine Manufacturing Company[h]	1,315,461
53,837	Netflix, Inc.[h]	20,142,037
129,330	Newell Brands, Inc.	2,625,399
285,097	News Corporation, Class A	3,760,429
132,004	News Corporation, Class B	1,795,254
4,485	Next plc	320,976
21,700	NHK Spring Company, Ltd.	225,666
204,963	NIKE, Inc.	17,364,465
189,400	Nissan Motor Company, Ltd.	1,772,317
87,880	Norwegian Cruise Line Holdings, Ltd.[h]	5,046,948
114,898	Nutrisystem, Inc.	4,256,971
5,451	O’Reilly Automotive, Inc.[h]	1,893,241
29,326	Oxford Industries, Inc.	2,645,205
24,807	Peugeot SA	669,186
41,625	Planet Fitness, Inc.[h]	2,248,999
10,201	Playa Hotels and Resorts NVh	98,236
2,800	Plenus Company, Ltd.[i]	45,628
29,550	Polaris Industries, Inc.	2,983,073
10,327	ProSiebenSat.1 Media AG	267,552
20,598	PVH Corporation	2,974,351
14,975	RHh	1,961,875
47,818	Ross Stores, Inc.	4,738,764
355	RTL Group SA	25,321
7,700	Sangetsu Company, Ltd.	151,093
11,200	Sankyo Company, Ltd.	438,137
118,800	Sekisui House, Ltd.	1,811,612
32,339	Seven West Media, Ltd.[h]	23,336
5,200	SHIMAMURA Company, Ltd.	493,265
131,742	Six Flags Entertainment Corporation	9,198,226
4,865	Stamps.com, Inc.[h]	1,100,463
16,000	Sumitomo Rubber Industries, Ltd.	240,261
12,437	Super Retial Group, Ltd.	79,703
1,500	Takara Standard Company, Ltd.	26,261
29,330	Tapestry, Inc.	1,474,419
129,494	Toll Brothers, Inc.	4,277,187
100,267	Tower International, Inc.	3,033,077
29,700	Toyoda Gosei Company, Ltd.	733,479
25,200	TV Asahi Holdings Corporation	484,322
13,802	Ulta Beauty, Inc.[h]	3,893,820
10,219	Vail Resorts, Inc.	2,804,298
14,192	VF Corporation	1,326,242
12,400	Whirlpool Corporation	1,472,500
30,655	Wingstop, Inc.	2,092,817
5,963	Wolters Kluwer NV	371,733

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (29.4%)	Value
Consumer Discretionary (3.8%) - continued
21,764	Zumiez, Inc.[h]	$573,481

	Total	385,985,143

Consumer Staples (0.7%)
142,259	Altria Group, Inc.	8,579,640
188,003	Archer-Daniels-Midland Company	9,450,911
4,600	Arcs Company, Ltd.	124,718
16,777	Casey’s General Stores, Inc.	2,166,079
112,098	Cott Corporation	1,810,383
52,303	e.l.f. Beauty, Inc.[h,i]	665,817
35,244	Empire Company, Ltd.	642,313
6,051	ForFarmers BV	68,458
187,386	Hain Celestial Group, Inc.[h]	5,081,908
30,826	Imperial Brands plc	1,072,688
14,079	Inter Parfums, Inc.	907,392
93,500	Japan Tobacco, Inc.	2,441,594
11,467	John B. Sanfilippo & Son, Inc.	818,514
21,650	Kimberly-Clark Corporation	2,460,306
35,787	Koninklijke Ahold Delhaize NV	821,044
248,501	Kroger Company	7,233,864
1,558	Loblaw Companies, Ltd.	80,044
35,531	MGP Ingredients, Inc.	2,806,238
1,500	Ministop Company, Ltd.	28,808
32,561	Molson Coors Brewing Company	2,002,502
39,980	Monster Beverage Corporation[h]	2,330,034
1,500	NH Foods, Ltd.	55,414
81,405	PepsiCo, Inc.	9,101,079
11,084	Seneca Foods Corporation[h]	373,531
33,256	SpartanNash Company	667,115
13,447	Swedish Match AB	687,348
30,389	Turning Point Brands, Inc.	1,259,928
26,161	Unilever NV	1,455,200
38,240	Unilever plc	2,100,693
60,421	Wal-Mart Stores, Inc.	5,674,136
26,515	Wesfarmers, Ltd.	954,786

	Total	73,922,485

Energy (1.4%)
141,747	Abraxas Petroleum Corporation[h]	330,271
175,649	Anadarko Petroleum Corporation	11,840,499
14,275	Andeavor	2,191,212
464,316	Archrock, Inc.	5,664,655
6,834	BP plc	52,381
235,433	Callon Petroleum Company[h]	2,822,842
106,571	Chevron Corporation	13,031,502
18,687	Comstock Resources, Inc.[h]	156,597
26,452	Concho Resources, Inc.[h]	4,040,543
34,039	Contura Energy, Inc.[h,i]	2,697,591
101,328	Denbury Resources, Inc.[h]	628,234
3,131	Eni SPA	59,018
46,971	EQT Corporation	2,077,527
35,451	Era Group, Inc.[h]	437,820
139,522	Euronav NV	1,213,841
59,024	Exterran Corporation[h]	1,565,907
115,207	Exxon Mobil Corporation	9,794,899
164,063	Forum Energy Technologies, Inc.[h]	1,698,052
956	Gaztransport Et Technigaz SA	72,481
643,723	Gran Tierra Energy, Inc.[h]	2,459,022
110,820	Halliburton Company	4,491,535
81,396	Helix Energy Solutions Group, Inc.[h]	804,192
26,377	HollyFrontier Corporation	1,843,752
6,431	Keane Group, Inc.[h]	79,551
463,638	Marathon Oil Corporation	10,793,493
43,510	Marathon Petroleum Corporation	3,479,495
28,797	Nabors Industries, Ltd.	177,390
126,726	Newpark Resources, Inc.[h]	1,311,614

Shares	Common Stock (29.4%)	Value
Energy (1.4%) - continued
83,228	Nine Energy Service, Inc.[h]	$2,545,112
113,981	Northern Oil and Gas, Inc.[h]	455,924
14,130	OMV AG	792,679
43,357	ONEOK, Inc.	2,939,171
139,842	Parsley Energy, Inc.[h]	4,090,378
314,629	Patterson-UTI Energy, Inc.	5,383,302
11,423	Petrofac, Ltd.	96,054
24,209	Phillips 66	2,728,838
59,510	Pioneer Energy Services Corporation[h]	175,554
63,831	Pioneer Natural Resources Company	11,118,722
53,957	Ring Energy, Inc.[h]	534,714
2,846	Royal Dutch Shell plc, Class A	97,585
64,084	Royal Dutch Shell plc, Class B	2,243,373
31,705	Sanchez Energy Corporation[h,i]	72,922
78,622	SM Energy Company	2,478,952
61,069	Talos Energy, Inc.[h]	2,004,285
120,530	TechnipFMC plc	3,766,563
104,187	Teekay Tankers, Ltd.[i]	102,916
13,398	Total SA	871,147
13,398	Total SA, DRIP[c,h]	574
245,476	Transocean, Ltd.[h]	3,424,390
119,525	Unit Corporation[h]	3,114,822
27,784	W&T Offshore, Inc.[h]	267,838
985,430	Weatherford International plc[h,i]	2,670,515
37,932	Whiting Petroleum Corporation[h]	2,011,913
168,365	WPX Energy, Inc.[h]	3,387,504

	Total	143,191,663

Financials (4.9%)
3,999	Aareal Bank AG	166,744
18,801	Affiliated Managers Group, Inc.	2,570,473
76,002	Aflac, Inc.	3,577,414
9,058	AG Mortgage Investment Trust, Inc.	164,674
428	Allianz SE	95,259
67,132	Allstate Corporation	6,625,928
90,200	Ally Financial, Inc.	2,385,790
21,563	American Express Company	2,296,244
139,345	American Financial Group, Inc.	15,463,115
49,770	American International Group, Inc.	2,649,755
27,095	Ameris Bancorp	1,238,241
6,558	Anima Holding SPA[j]	32,135
41,891	Arch Capital Group, Ltd.[h]	1,248,771
19,527	Argo Group International Holdings, Ltd.	1,231,177
20,320	Arthur J. Gallagher & Company	1,512,621
137,546	Assured Guaranty, Ltd.	5,808,568
4,199	ASX, Ltd.	193,141
50,856	Australia & New Zealand Banking Group, Ltd.	1,035,261
48,573	Banca Monte dei Paschi di Siena SPA[h,i]	126,113
14,754	Banco de Sabadell SA	22,808
39,955	BancorpSouth Bank	1,306,528
1,253,264	Bank of America Corporation	36,921,157
3,783	Bank of Marin Bancorp	317,394
2,708	Bank of New York Mellon Corporation	138,081
32,183	Bank OZK	1,221,667
39,556	BankFinancial Corporation	630,523
20,476	Bankinter SA	188,089
25,710	Barclays plc	57,026
30,301	Berkshire Hathaway, Inc.[h]	6,487,747
120,950	Blackstone Group, LP	4,605,776
170,339	Boston Private Financial Holdings, Inc.	2,325,127
403,877	BrightSphere Investment Group	5,008,075
193,095	Brown & Brown, Inc.	5,709,819

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (29.4%)	Value
Financials (4.9%) - continued
209,961	CaixaBank SA	$954,886
94,157	Capital One Financial Corporation	8,938,324
118,723	Cathay General Bancorp	4,919,881
122,858	Central Pacific Financial Corporation	3,247,137
15,886	Cherry Hill Mortgage Investment Corporation	287,537
27,990	Chubb, Ltd.	3,740,584
46,475	CI Financial Corporation	737,973
12,084	Cincinnati Financial Corporation	928,172
496,421	Citigroup, Inc.	35,613,243
20,137	CNO Financial Group, Inc.	427,307
27,105	CNP Assurances	653,384
47,937	CoBiz Financial, Inc.	1,061,325
55,910	Comerica, Inc.	5,043,082
54,411	Community Trust Bancorp, Inc.	2,521,950
6,839	Direct Line Insurance Group plc	28,866
83,135	Discover Financial Services	6,355,671
63,086	DnB ASA	1,327,613
219,176	Dynex Capital, Inc.	1,398,343
201,355	E*TRADE Financial Corporation[h]	10,548,988
133,684	East West Bancorp, Inc.	8,070,503
18,258	Ellington Residential Mortgage REIT	206,133
71,849	Employers Holdings, Inc.	3,254,760
105,155	Enterprise Financial Services Corporation	5,578,473
46,678	Essent Group, Ltd.[h]	2,065,501
12,327	Euronext NVj	809,949
12,942	FBL Financial Group, Inc.	973,885
267,871	Fifth Third Bancorp	7,478,958
40,572	Financial Institutions, Inc.	1,273,961
38,612	Finecobank Banca Fineco SPA	514,887
70,822	First American Financial Corporation	3,653,707
53,759	First Busey Corporation	1,669,217
53,296	First Commonwealth Financial Corporation	860,197
83,332	First Defiance Financial Corporation	2,509,127
21,467	First Financial Corporation	1,077,643
436,682	First Hawaiian, Inc.	11,860,283
64,559	First Interstate BancSystem, Inc.	2,892,243
4,583	First Merchants Corporation	206,189
2,141	First Mid-Illinois Bancshares, Inc.	86,347
17,121	First Midwest Bancorp, Inc.	455,247
10,957	First of Long Island Corporation	238,315
26,930	First Republic Bank	2,585,280
125,536	FlexiGroup, Ltd.	173,713
11,435	Genworth MI Canada, Inc.[i]	377,050
113,097	Goldman Sachs Group, Inc.	25,360,871
62,294	Great Southern Bancorp, Inc.	3,447,973
80,416	Hamilton Lane, Inc.	3,560,820
31,755	Hancock Whitney Corporation	1,509,950
14,499	Hanmi Financial Corporation	361,025
7,873	Hannover Rueckversicherung SE	1,111,260
16,136	Hanover Insurance Group, Inc.	1,990,698
147,763	Hartford Financial Services Group, Inc.	7,382,239
4,936	Heartland Financial USA, Inc.	286,535
138,182	Heritage Commerce Corporation	2,061,675
51,303	Hometrust Bancshares, Inc.[h]	1,495,482
19,455	Horace Mann Educators Corporation	873,529
73,722	Horizon Bancorp, Inc.	1,456,010
20,356	Houlihan Lokey, Inc.	914,595
72,612	HSBC Holdings plc	633,571
429,652	Huntington Bancshares, Inc.	6,410,408
18,254	IBERIABANK Corporation	1,484,963
59,913	Independent Bank Corporation	1,416,942
13,970	Interactive Brokers Group, Inc.	772,681

Shares	Common Stock (29.4%)	Value
Financials (4.9%) - continued
71,815	Intercontinental Exchange, Inc.	$5,378,225
122,953	Invesco, Ltd.	2,813,165
160,025	Investment Technology Group, Inc.	3,466,142
56,860	J.P. Morgan Chase & Company	6,416,082
204,878	Jefferies Financial Group, Inc.	4,499,121
19,004	Kemper Corporation	1,528,872
1,111,456	KeyCorp	22,106,860
146,732	Ladder Capital Corporation	2,485,640
28,334	Lakeland Bancorp, Inc.	511,429
120,715	Loews Corporation	6,063,514
2,920	Markel Corporation[h]	3,470,391
11,022	MarketAxess Holdings, Inc.	1,967,317
8,600	Matsui Securities Company, Ltd.	90,375
669,935	Medibank Private, Ltd.	1,408,689
6,860	Mercantile Bank Corporation	228,918
232,729	Meridian Bancorp, Inc.	3,956,393
77,570	MetLife, Inc.	3,624,070
83,255	MidWestOne Financial Group, Inc.	2,773,224
279,400	Mizuho Financial Group, Inc.	486,939
81,724	Morgan Stanley	3,805,887
636	Nasdaq, Inc.	54,569
8,296	National Bank Holdings Corporation	312,344
13,908	National Bank of Canada	694,619
283	National Western Life Group, Inc.	90,334
2,875	NBT Bancorp, Inc.	110,343
4,714	Northern Trust Corporation	481,441
34,872	Old Second Bancorp, Inc.	538,772
29,119	PacWest Bancorp	1,387,520
3,698	Paragon Banking Group plc	23,065
5,625	Pargesa Holding SA	451,934
1,280	Park National Corporation	135,117
57,423	PCSB Financial Corporation	1,167,984
14,854	Peapack-Gladstone Financial Corporation	458,840
9,731	Peoples Bancorp, Inc.	340,877
13,457	Primerica, Inc.	1,622,241
4,334	Principal Financial Group, Inc.	253,929
200,789	Provident Financial Services, Inc.	4,929,370
25,460	Prudential Financial, Inc.	2,579,607
40,464	QCR Holdings, Inc.	1,652,954
94,800	Radian Group, Inc.	1,959,516
5,013	Raymond James Financial, Inc.	461,447
95,147	Sandy Spring Bancorp, Inc.	3,740,229
111,959	Santander Consumer USA Holdings Inc.	2,243,658
98,479	Seacoast Banking Corporation of Florida[h]	2,875,587
4,200	Senshu Ikeda Holdings, Inc.	14,085
260,616	SLM Corporation[h]	2,905,868
18,090	State Auto Financial Corporation	552,469
51,660	State Street Corporation	4,328,075
53,758	Sterling Bancorp	1,182,676
43,524	Stifel Financial Corporation	2,231,040
4,256	Sun Life Financial, Inc.	169,199
24,737	SVB Financial Group[h]	7,689,002
127,992	Synchrony Financial	3,977,991
178,196	Synovus Financial Corporation	8,159,595
17,994	TD Ameritrade Holding Corporation	950,623
15,142	Territorial Bancorp, Inc.	447,446
581	Topdanmark AS	26,554
42,451	TriCo Bancshares	1,639,458
275,713	TrustCo Bank Corporation	2,343,561
75,710	U.S. Bancorp	3,998,245
25,103	United Community Banks, Inc.	700,123
122,443	United Financial Bancorp, Inc.	2,060,716
7,511	United Fire Group, Inc.	381,333

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (29.4%)	Value
Financials (4.9%) - continued
33,741	Unum Group	$1,318,261
24,745	Washington Trust Bancorp, Inc.	1,368,399
56,917	Wells Fargo & Company	2,991,558
12,146	Western Alliance Bancorp[h]	690,986
53,972	Wintrust Financial Corporation	4,584,382
117,689	WSFS Financial Corporation	5,549,036
235,950	Zions Bancorporation	11,832,893

	Total	501,239,426

Health Care (3.8%)
2,627	ABIOMED, Inc.[h]	1,181,493
25,224	Aerie Pharmaceuticals, Inc.[h]	1,552,537
23,400	Aetna, Inc.	4,746,690
3,366	Alkermes plc[h]	142,853
29,341	AmerisourceBergen Corporation	2,705,827
41,742	Amgen, Inc.	8,652,699
4,855	Amplifon SPA	107,639
27,529	Ardelyx, Inc.[h]	119,751
14,302	Arena Pharmaceuticals, Inc.[h]	658,178
99,141	Asterias Biotherapeutics, Inc.[h,i]	128,883
1,744	Atrion Corporation	1,211,731
53,347	Baxter International, Inc.	4,112,520
32,672	Becton, Dickinson and Company	8,527,392
43,292	Biogen, Inc.[h]	15,295,497
49,426	BioMarin Pharmaceutical, Inc.[h]	4,792,839
4,810	Bio-Techne Corporation	981,769
9,849	Bruker Corporation	329,449
16,181	Cardinal Health, Inc.	873,774
36,085	Cardiovascular Systems, Inc.[h]	1,412,367
93,589	Catalent, Inc.[h]	4,262,979
82,043	Celgene Corporation[h]	7,342,028
30,468	Charles River Laboratories International, Inc.[h]	4,099,165
26,139	Concert Pharmaceuticals, Inc.[h]	387,903
101,780	CVS Health Corporation	8,012,122
100,819	Danaher Corporation	10,954,993
41,340	Dexcom, Inc.[h]	5,913,274
62,158	Edwards Lifesciences Corporation[h]	10,821,708
14,359	Eli Lilly and Company	1,540,864
41,485	Epizyme, Inc.[h]	439,741
51,141	Evolent Health, Inc.[h]	1,452,404
16,295	Exelixis, Inc.[h]	288,747
57,666	Express Scripts Holding Company[h]	5,478,847
5,934	FibroGen, Inc.[h]	360,490
138,822	GenMark Diagnostics, Inc.[h]	1,020,342
3,549	Genomic Health, Inc.[h]	249,211
471	Gerresheimer AG	39,763
68,210	Gilead Sciences, Inc.	5,266,494
18,002	GlaxoSmithKline plc	361,027
81,520	GlaxoSmithKline plc ADR	3,274,658
171,716	Halozyme Therapeutics, Inc.[h]	3,120,080
4,952	Heska Corporation[h]	561,111
51,026	Hill-Rom Holdings, Inc.	4,816,854
23,763	Illumina, Inc.[h]	8,722,447
27,229	Immunomedics, Inc.[h]	567,180
13,774	Inogen, Inc.[h]	3,362,509
41,839	Intersect ENT, Inc.[h]	1,202,871
11,647	Intra-Cellular Therapies, Inc.[h]	252,740
13,478	Intuitive Surgical, Inc.[h]	7,736,372
22,990	Jazz Pharmaceuticals, Inc.[h]	3,865,309
113,815	Johnson & Johnson	15,725,819
6,100	KYORIN Holdings, Inc.	126,065
51,927	LHC Group, Inc.[h]	5,347,962
652	LNA Sante	40,439
28,667	Magellan Health Services, Inc.[h]	2,065,457
24,739	Medpace Holdings, Inc.[h]	1,482,113

Shares	Common Stock (29.4%)	Value
Health Care (3.8%) - continued
165,589	Medtronic plc	$16,288,990
171,000	Merck & Company, Inc.	12,130,740
33,429	Merit Medical Systems, Inc.[h]	2,054,212
3,700	Miraca Holdings, Inc.	96,252
73,832	Mylan NVh	2,702,251
91,467	Myriad Genetics, Inc.[h]	4,207,482
29,110	National Healthcare Corporation	2,194,021
29,330	Neurocrine Biosciences, Inc.[h]	3,606,123
8,446	Neuronetics, Inc.[h]	270,779
41,877	Nevro Corporation[h]	2,386,989
25,609	Novartis AG	2,204,383
57,233	Novo Nordisk AS	2,693,675
30,941	Novocure, Ltd.[h]	1,621,308
63,249	NuVasive, Inc.[h]	4,489,414
32,595	Omnicell, Inc.[h]	2,343,581
173,828	Optinose, Inc.[h,i]	2,160,682
15,249	PerkinElmer, Inc.	1,483,270
31,988	Perrigo Company plc	2,264,750
399,163	Pfizer, Inc.	17,591,113
35,323	Prothena Corporation plc[h]	462,025
26,184	Ra Medical Systems, Inc.[h]	476,549
8,951	Roche Holding AG	2,164,490
4,972	Sage Therapeutics, Inc.[h]	702,295
23,912	Syneos Health, Inc.[h]	1,232,664
87,690	Tactile Systems Technology, Inc.[h]	6,230,375
32,699	Teleflex, Inc.	8,700,877
64,593	Thermo Fisher Scientific, Inc.	15,765,859
154,368	UnitedHealth Group, Inc.	41,068,063
47,380	Universal Health Services, Inc.	6,057,059
76,650	Valeant Pharmaceuticals International, Inc.[h]	1,967,606
48,632	Veeva Systems, Inc.[h]	5,294,566
62,447	Vertex Pharmaceuticals, Inc.[h]	12,036,035
6,698	West Pharmaceutical Services, Inc.	827,002
135,850	Wright Medical Group NVh	3,942,367
135,091	Zoetis, Inc.	12,368,932

	Total	390,182,755

Industrials (4.0%)
80,912	Acco Brands Corporation	914,306
24,926	ACS Actividades de Construccion y Servicios, SAh	1,058,677
12,675	Acuity Brands, Inc.	1,992,510
48,246	Advanced Disposal Services, Inc.[h]	1,306,502
37,212	AECOM[h]	1,215,344
39,822	Aegion Corporation[h]	1,010,682
48,772	Aerojet Rocketdyne Holdings, Inc.[h]	1,657,760
46,885	AGCO Corporation	2,850,139
4,549	Aircastle, Ltd.	99,669
4,491	Altra Industrial Motion Corporation[i]	185,478
97,165	AMETEK, Inc.	7,687,695
28,496	ASGN, Inc.[h]	2,249,189
1,641	Atlantia SPA	34,045
41,374	Atlas Copco AB, Class A	1,189,842
37,045	Atlas Copco AB, Class B	986,998
58,065	Boeing Company	21,594,373
27,550	Brink’s Company	1,921,612
8,846	BWX Technologies, Inc.	553,229
76,859	Casella Waste Systems, Inc.[h]	2,387,241
93,621	Caterpillar, Inc.	14,276,266
83,415	CBIZ, Inc.[h]	1,976,935
2,541	CIA De Distribucion Integral	65,281
91,135	Colfax Corporation[h]	3,286,328
68,358	Comfort Systems USA, Inc.	3,855,391
165,611	Costamare, Inc.	1,074,815
80,328	Crane Company	7,900,259

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (29.4%)	Value
Industrials (4.0%) - continued
4,036	CSW Industrials, Inc.[h]	$216,733
264,311	CSX Corporation	19,572,230
1,182	Cummins, Inc.	172,655
6,138	Curtiss-Wright Corporation	843,484
106,200	Delta Air Lines, Inc.	6,141,546
25,676	Dycom Industries, Inc.[h]	2,172,190
112,840	EMCOR Group, Inc.	8,475,412
66,339	Emerson Electric Company	5,080,241
25,183	Encore Wire Corporation	1,261,668
16,997	ESCO Technologies, Inc.	1,156,646
51,794	Federal Signal Corporation	1,387,043
4,647	Ferguson plc	394,169
29,456	Forrester Research, Inc.	1,352,030
29,739	Fortune Brands Home and Security, Inc.	1,557,134
12,278	Franklin Electric Company, Inc.	580,136
24,089	General Dynamics Corporation	4,931,500
33,707	General Electric Company	380,552
15,127	Genesee & Wyoming, Inc.[h]	1,376,406
1,480	Global Brass and Copper Holdings, Inc.	54,612
7,192	GMS, Inc.[h]	166,854
23,728	Gorman-Rupp Company	866,072
26,825	Granite Construction, Inc.	1,225,903
56,977	GWA Group, Ltd.	128,480
59,816	Healthcare Services Group, Inc.[i]	2,429,726
45,920	Heico Corporation	4,252,651
2,522	Hillenbrand, Inc.	131,901
18,900	Hino Motors, Ltd.	206,952
1,320	Hochtief AG	218,823
183,393	Honeywell International, Inc.	30,516,595
23,161	Hubbell, Inc.	3,093,615
20,255	Huntington Ingalls Industries, Inc.	5,186,900
4,362	Hyster-Yale Materials Handling, Inc.	268,394
5,545	ICF International, Inc.	418,370
7,200	Inaba Denki Sangyo Company, Ltd.	317,913
78,329	Ingersoll-Rand plc	8,013,057
166,792	Interface, Inc.	3,894,593
120,861	Jacobs Engineering Group, Inc.	9,245,867
33,664	JB Hunt Transport Services, Inc.	4,003,996
90,026	KAR Auction Services, Inc.	5,373,652
92,184	KeyW Holding Corporation[h]	798,313
69,620	Kforce, Inc.	2,617,712
50,497	Kirby Corporation[h]	4,153,378
91,197	Korn/Ferry International	4,490,540
20,280	L3 Technologies, Inc.	4,311,934
55,228	Lincoln Electric Holdings, Inc.	5,160,504
11,788	Lindsay Corporation	1,181,629
9,452	Lockheed Martin Corporation	3,270,014
51,730	Masco Corporation	1,893,318
37,499	Masonite International Corporation[h]	2,403,686
51,132	Mercury Systems, Inc.[h]	2,828,622
112,695	Milacron Holdings Corporation[h]	2,282,074
5,500	Mitsuboshi Belting, Ltd.	145,210
4,492	Monadelphous Group, Ltd.	52,182
27,851	Moog, Inc.	2,394,350
232,625	MRC Global, Inc.[h]	4,366,371
20,566	Mueller Industries, Inc.	596,003
22,176	National Express Group plc	112,783
250,523	NCI Building Systems, Inc.[h]	3,795,423
112,119	Nexeo Solutions, Inc.[h]	1,373,458
17,700	Nitto Kogyo Corporation	327,323
9,018	Nobina ABj	64,427
84,203	Norfolk Southern Corporation	15,198,642
6,686	Northgate plc	36,235
23,930	Old Dominion Freight Line, Inc.	3,858,952

Shares	Common Stock (29.4%)	Value
Industrials (4.0%) - continued
1,703	Orion Group Holdings, Inc.[h]	$12,858
36,676	Oshkosh Corporation	2,612,798
51,383	PageGroup plc	382,894
16,584	Parker Hannifin Corporation	3,050,295
76,185	Primoris Services Corporation	1,890,912
48,032	Radiant Logistics, Inc.[h]	283,869
15,739	Raven Industries, Inc.	720,059
16,828	Resources Connection, Inc.	279,345
1,573	Rockwool International AS	673,062
20,336	Roper Industries, Inc.	6,023,727
1,746	Rush Enterprises, Inc.	68,635
10,772	Sandvik AB	190,710
4,790	Schindler Holding AG, Participation Certificate	1,195,376
7,296	Schneider Electric SE	585,846
66	SGS SA	173,774
7,700	ShinMaywa Industries, Ltd.	104,366
55,046	SiteOne Landscape Supply, Inc.[h]	4,147,166
46,196	SKF AB	908,998
13,353	Smiths Group plc	259,987
341,926	Southwest Airlines Company	21,353,279
29,155	SP Plus Corporation[h]	1,064,158
2,898	Spirax-Sarco Engineering plc	275,318
63,482	SPX Corporation[h]	2,114,585
25,807	SPX FLOW, Inc.[h]	1,341,964
12,089	Standex International Corporation	1,260,278
93,400	Sumitomo Electric Industries, Ltd.	1,465,602
2,600	Taikisha, Ltd.	84,911
25,357	Terex Corporation	1,011,998
7,300	Toppan Forms Company, Ltd.	70,185
33,500	Toppan Printing Company, Ltd.	537,840
1,000	Toshiba Machine Company, Ltd.	22,359
109,272	TPI Composites, Inc.[h]	3,119,716
15,327	Transcontinental, Inc.	271,736
4,770	TransDigm Group, Inc.[h]	1,775,871
8,337	TransUnion	613,436
104,213	TriMas Corporation[h]	3,168,075
5,600	Tsubakimoto Chain Company	259,260
4,769	UniFirst Corporation	828,137
61,600	United Continental Holdings, Inc.[h]	5,486,096
29,790	United Parcel Service, Inc.	3,477,983
30,184	United Rentals, Inc.[h]	4,938,102
65,000	United Technologies Corporation	9,087,650
42,327	Univar, Inc.[h]	1,297,746
47,556	Universal Truckload Services, Inc.	1,750,061
10,402	Valmont Industries, Inc.	1,440,677
71,270	Verisk Analytics, Inc.[h]	8,591,599
13,737	Vinci SA	1,306,935
32,915	WABCO Holdings, Inc.[h]	3,881,995
46,555	WageWorks, Inc.[h]	1,990,226
117,505	Waste Connections, Inc.	9,373,374
8,993	Watsco, Inc.	1,601,653
65,608	Willdan Group, Inc.[h]	2,228,048
3,500	Yuasa Trading Company, Ltd.	125,669

	Total	408,891,549

Information Technology (8.0%)
11,708	2U, Inc.[h]	880,324
7,747	Adobe Systems, Inc.[h]	2,091,303
143,704	Advanced Micro Devices, Inc.[h]	4,439,016
113,216	Agilent Technologies, Inc.	7,986,257
105,110	Akamai Technologies, Inc.[h]	7,688,796
19,760	Alliance Data Systems Corporation	4,666,522
40,709	Alphabet, Inc., Class Ah	49,139,020
14,834	Alphabet, Inc., Class Ch	17,703,934
14,808	Amadeus IT Holding SA	1,372,536

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (29.4%)	Value
Information Technology (8.0%) - continued
22,470	Ambarella, Inc.[h,i]	$869,140
9,712	American Software, Inc.	117,807
138,661	Amphenol Corporation	13,036,907
253,480	Apple, Inc.	57,220,575
57,849	Applied Materials, Inc.	2,235,864
12,226	Arista Networks, Inc.[h]	3,250,404
97,132	Arrow Electronics, Inc.[h]	7,160,571
11,950	Atkore International Group, Inc.[h]	317,033
20,320	Atlassian Corporation plc[h]	1,953,565
98,306	Autodesk, Inc.[h]	15,346,550
41,928	Automatic Data Processing, Inc.	6,316,872
12,687	Belden, Inc.	905,979
111,664	Benchmark Electronics, Inc.	2,612,938
100,024	Blackline, Inc.[h]	5,648,355
192,225	Booz Allen Hamilton Holding Corporation	9,540,127
2,994	Broadcom, Ltd.	738,710
16,100	Canon, Inc.	510,524
12,722	Capgemini SA	1,601,671
16,035	Carsales.com, Ltd.	167,580
23,577	CDW Corporation	2,096,467
24,900	CEVA, Inc.[h]	715,875
30,897	CGI Group, Inc.[h]	1,992,105
198,504	Ciena Corporation[h]	6,201,265
864,370	Cisco Systems, Inc.	42,051,600
315,150	Clearway Energy, Inc.	6,000,456
24,461	Cognex Corporation	1,365,413
5,254	Cognizant Technology Solutions Corporation	405,346
41,434	CoreLogic, Inc.[h]	2,047,254
3,651	CSG Systems International, Inc.	146,551
39,739	Descartes Systems Group, Inc.[h]	1,347,152
110,447	Dolby Laboratories, Inc.	7,727,977
1,032	Electronic Arts, Inc.[h]	124,346
37,904	Endurance International Group Holdings, Inc.[h]	333,555
16,276	Envestnet, Inc.[h]	992,022
13,940	Euronet Worldwide, Inc.[h]	1,397,067
206,932	EVERTEC, Inc.	4,987,061
2,954	ExlService Holdings, Inc.[h]	195,555
231,937	Facebook, Inc.[h]	38,144,359
8,571	Fidelity National Information Services, Inc.	934,839
76,941	Fiserv, Inc.[h]	6,338,400
363,162	Flextronics International, Ltd.[h]	4,764,685
116,540	FLIR Systems, Inc.	7,163,714
65,359	Fortinet, Inc.[h]	6,030,675
59,460	Global Payments, Inc.	7,575,204
54,543	Guidewire Software, Inc.[h]	5,509,388
8,658	Halma plc	163,004
200	Hirose Electric Company, Ltd.	21,846
15,981	IAC/InterActiveCorporation[h]	3,463,402
245,036	Keysight Technologies, Inc.[h]	16,240,986
94,700	Konica Minolta Holdings, Inc.	1,007,793
2,100	Kulicke and Soffa Industries, Inc.	50,064
20,170	Lam Research Corporation	3,059,789
70,373	Liberty Tripadvisor Holdings, Inc.[h]	1,045,039
76,462	M/A-COM Technology Solutions Holdings, Inc.[h,i]	1,575,117
16,435	ManTech International Corporation	1,040,335
216,254	MasterCard, Inc.	48,140,303
26,060	Maxim Integrated Products, Inc.	1,469,523
541,680	Microsoft Corporation	61,951,942
38,385	MoneyGram International, Inc.[h]	205,360
64,467	Monolithic Power Systems, Inc.	8,092,542
19,753	Monotype Imaging Holdings, Inc.	399,011

Shares	Common Stock (29.4%)	Value
Information Technology (8.0%) - continued
61,334	National Instruments Corporation	$2,964,272
9,800	NEC Networks & System Integration Corporation	227,270
54,221	New Relic, Inc.[h]	5,109,245
28,606	Nice, Ltd. ADR[h]	3,274,529
18,832	Novanta, Inc.[h]	1,288,109
70,902	NVIDIA Corporation	19,924,880
313,932	Oracle Corporation	16,186,334
23,410	Palo Alto Networks, Inc.[h]	5,273,337
373,193	PayPal Holdings, Inc.[h]	32,781,273
9,681	Pegasystems, Inc.	606,031
27,566	Plexus Corporation[h]	1,612,887
58,526	Proofpoint, Inc.[h]	6,223,070
80,654	Q2 Holdings, Inc.[h]	4,883,600
261,069	Quantenna Communications, Inc.[h]	4,816,723
122,689	Red Hat, Inc.[h]	16,720,057
52,496	RELX plc	1,102,898
60,104	RELX plc	1,264,393
26,656	Rogers Corporation[h]	3,926,962
77,086	Rudolph Technologies, Inc.[h]	1,884,753
3,500	Ryoyo Electro Corporation	54,110
88,173	SailPoint Technologies Holdings, Inc.[h]	2,999,645
274,935	Salesforce.com, Inc.[h]	43,722,913
15,770	ScanSource, Inc.[h]	629,223
6,616	Seagate Technology plc	313,268
234,584	Sequans Communications SA ADR[h,i]	333,109
32,625	ServiceNow, Inc.[h]	6,382,429
51,700	Shinko Electric Industries Company, Ltd.	435,119
298	Siltronic AG	36,442
18,890	SS&C Technologies Holdings, Inc.	1,073,519
113,837	Synopsys, Inc.[h]	11,225,467
4,881	TE Connectivity, Ltd.	429,186
47,115	Teradata Corporation[h]	1,776,707
54,237	Teradyne, Inc.	2,005,684
96,331	Texas Instruments, Inc.	10,335,353
1,700	Tokyo Seimitsu Company, Ltd.	44,313
1,897	Trimble, Inc.[h]	82,444
107,650	Twitter, Inc.[h]	3,063,719
27,153	Tyler Technologies, Inc.[h]	6,654,114
4,125	Ultimate Software Group, Inc.[h]	1,329,034
13,430	Universal Display Corporation[i]	1,583,397
103,669	Verint Systems, Inc.[h]	5,193,817
5,743	VeriSign, Inc.[h]	919,569
85,385	Virtusa Corporation[h]	4,586,028
290,082	Visa, Inc.	43,538,407
226,967	Xilinx, Inc.	18,195,944
152,300	Zix Corporation[h]	845,265

	Total	827,892,115

Materials (1.1%)
65,700	Alcoa Corporation[h]	2,654,280
6,564	Balchem Corporation	735,759
41,650	Ball Corporation	1,832,183
24,956	BASF SE	2,214,424
70,156	BHP Billiton plc	1,530,924
40,704	BHP Billiton, Ltd.	1,013,975
6,715	Canfor Corporation[h]	125,187
91,292	Celanese Corporation	10,407,288
72,960	CF Industries Holdings, Inc.	3,971,942
11,225	Coeur Mining, Inc.[h]	59,829
77,214	Continental Building Products, Inc.[h]	2,899,386
40,000	Daicel Corporation	464,642
47,384	Eastman Chemical Company	4,535,596
29,085	Evonik Industries AG	1,040,222

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (29.4%)	Value
Materials (1.1%) - continued
90,800	Ferroglobe Representation & Warranty Insurance Trust[c,h]	$9
56,181	Freeport-McMoRan, Inc.	782,039
1,369	Fuchs Petrolub SE	76,394
18,628	Granges AB	221,836
2,419	Hexpol AB	26,619
3,800	Hitachi Chemical Company, Ltd.	77,328
4,500	Hokuetsu Corporation	24,506
54,341	Innospec, Inc.	4,170,672
17,872	International Paper Company	878,409
8,000	JSR Corporation	149,350
15,056	Kadant, Inc.	1,623,790
2,895	Koppers Holdings, Inc.[h]	90,179
41,500	Kuraray Company, Ltd.	623,891
17,700	Kyoei Steel, Ltd.	345,185
21,540	Martin Marietta Materials, Inc.	3,919,203
123,378	Mercer International, Inc.	2,072,750
14,637	Methanex Corporation	1,157,787
43,627	Minerals Technologies, Inc.	2,949,185
27,357	Mondi plc	749,032
95,443	Myers Industries, Inc.	2,219,050
8,365	Navigator Company SA	40,985
83,894	Newmont Mining Corporation	2,533,599
18,700	Nippon Kayaku Company, Ltd.	222,392
13,000	Nippon Light Metal Holdings Company, Ltd.	29,050
62,700	Nippon Steel & Sumitomo Metal Corporation	1,326,271
39,051	Nucor Corporation	2,477,786
9,612	Olympic Steel, Inc.	200,602
184,438	OMNOVA Solutions, Inc.[h]	1,816,714
107,985	Owens-Illinois, Inc.[h]	2,029,038
10,156	Packaging Corporation of America	1,114,012
103,512	Reliance Steel & Aluminum Company	8,828,538
123	Rio Tinto, Ltd.	6,995
53,490	RPM International, Inc.	3,473,641
43,956	Ryerson Holding Corporation[h]	496,703
48,807	Sandfire Resources NL	261,826
900	Sanyo Special Steel Company, Ltd.	21,957
70,126	Schweitzer-Mauduit International, Inc.	2,686,527
21,779	Scotts Miracle-Gro Company	1,714,661
24,920	Sensient Technologies Corporation	1,906,629
37,812	Sonoco Products Company	2,098,566
12,627	SSAB AB, Class A	63,379
70,155	Steel Dynamics, Inc.	3,170,304
2,855	Stepan Company	248,414
5,100	Taiheiyo Cement Corporation	159,951
2,600	Taiyo Holdings Company, Ltd.	100,339
12,700	Toagosei Company, Ltd.	146,534
44,310	Trinseo SA	3,469,473
1,900	Ube Industries, Ltd.	51,693
7,398	United States Lime & Minerals, Inc.	584,072
49,130	UPM-Kymmene Oyj	1,926,826
73,858	Verso Corporation[h]	2,486,799
112,299	WestRock Company	6,001,259
49,428	Worthington Industries, Inc.	2,143,198
2,100	Yamato Kogyo Company, Ltd.	65,124

	Total	109,546,708

Real Estate (1.1%)
15,750	Alexandria Real Estate Equities, Inc.	1,981,193
6,550	Americold Realty Trust	163,881
61,809	Ares Commercial Real Estate Corporation	863,472
243,935	Armada Hoffler Properties, Inc.	3,685,858

Shares	Common Stock (29.4%)	Value
Real Estate (1.1%) - continued
4,819	Artis Real Estate Investment Trust	$43,838
70,767	Ashford Hospitality Trust, Inc.	452,201
16,584	Bluerock Residential Growth REIT, Inc.	162,523
15,773	Breaemar Hotels & Resorts, Inc.	185,648
353,521	Brixmor Property Group, Inc.	6,190,153
22,030	Camden Property Trust	2,061,347
120,605	Catchmark Timber Trust, Inc.	1,378,515
460,545	Cedar Realty Trust, Inc.	2,146,140
107,296	Chatham Lodging Trust	2,241,413
41,325	City Office REIT, Inc.	521,522
41,464	Cousins Properties, Inc.	368,615
22,276	CyrusOne, Inc.	1,412,298
4,800	Daito Trust Construction Company, Ltd.	618,557
16,370	Digital Realty Trust, Inc.	1,841,298
113,841	Douglas Emmett, Inc.	4,294,083
70,040	Duke Realty Corporation	1,987,035
156,209	Empire State Realty Trust, Inc.	2,594,631
11,194	First Industrial Realty Trust, Inc.	351,492
54,916	Franklin Street Properties Corporation	438,779
8,072	Gaming and Leisure Properties, Inc.	284,538
13,425	Getty Realty Corporation	383,418
6,517	Gladstone Commercial Corporation	124,801
41,000	Hang Lung Properties, Ltd.	79,982
130,630	Highwoods Properties, Inc.	6,173,574
2,400	Hitachi High-Technologies Corporation	82,868
59,792	Hospitality Properties Trust	1,724,401
100,986	Host Hotels & Resorts, Inc.	2,130,805
476,818	Hudson Pacific Properties, Inc.	15,601,485
104,000	Hysan Development Company, Ltd.	525,207
255,603	InfraREIT, Inc.	5,406,003
253,821	Monmouth Real Estate Investment Corporation	4,243,887
123,381	National Storage Affiliates Trust	3,138,813
27,697	One Liberty Properties, Inc.	769,423
35,253	Outfront Media, Inc.	703,297
59,968	Paramount Group, Inc.	904,917
22,527	Physicians Realty Trust	379,805
2,996	Quebecor, Inc.	60,075
12,721	RE/MAX Holdings, Inc.	564,176
380,647	Retail Properties of America, Inc.	4,640,087
29,000	Road King Infrastructure, Ltd.	49,664
7,773	Saul Centers, Inc.	435,288
29,662	SBA Communications Corporation[h]	4,764,607
1,410,154	Spirit Realty Capital, Inc.	11,365,841
7,163	St. Joe Company[h]	120,338
10,000	Swire Pacific, Ltd.	109,515
25,187	Terreno Realty Corporation	949,550
113,235	Urstadt Biddle Properties, Inc.	2,410,773
242,200	Weyerhaeuser Company	7,815,794
77,400	Wing Tai Holdings, Ltd.	110,420

	Total	112,037,844

Telecommunications Services (0.2%)
130,782	AT&T, Inc.	4,391,660
3,055	Freenet AGi	73,343
234,235	KCOM Group plc	286,375
18,000	NTT DOCOMO, Inc.	483,796
154,769	ORBCOMM, Inc.[h]	1,680,791
69,692	Telenor ASA	1,362,871
5,045	Telephone & Data Systems, Inc.	153,519

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (29.4%)	Value
Telecommunications Services (0.2%) - continued
266,936	Verizon Communications, Inc.	$14,251,713

	Total	22,684,068

Utilities (0.4%)
94,673	AES Corporation	1,325,422
8,698	Alpha Natural Resources Holdings, Inc.[h]	324,000
32,720	ANR, Inc.[h]	1,227,000
27,360	Artesian Resources Corporation	1,006,301
66,359	Clearway Energy, Inc.	1,277,411
21,487	Consolidated Water Company, Ltd.	297,595
46,820	Edison International, Inc.	3,168,777
45,999	Enagas SA	1,239,819
27,075	Entergy Corporation	2,196,595
17,132	MDU Resources Group, Inc.	440,121
14,704	Middlesex Water Company	711,968
12,907	New Jersey Resources Corporation	595,013
19,156	NorthWestern Corporation	1,123,691
53,100	Osaka Gas Company, Ltd.	1,036,862
183,183	PG&E Corporation[h]	8,428,250
21,886	PNM Resources, Inc.	863,403
50,048	Portland General Electric Company	2,282,689
47,510	Public Service Enterprise Group, Inc.	2,508,053
8,418	Southwest Gas Holdings, Inc.	665,274
5,060	Spire, Inc.	372,163
219,339	UGI Corporation	12,168,928
3,581	Unitil Corporation	182,273

	Total	43,441,608

	Total Common Stock (cost $2,192,790,260)	3,019,015,364

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Asset-Backed Securities (1.1%)
	Access Group, Inc.
461,171	2.716%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,j	455,630
	Apidos CLO XVIII
3,200,000	3.467%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,b	3,200,314
	Ares CLO, Ltd.
4,250,000	3.821%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2*,b	4,249,923
	Ares XXXIIR CLO, Ltd.
2,750,000	3.254%, (LIBOR 3M + 0.940%), 5/15/2030, Ser. 2014-32RA, Class A1A*,b	2,744,131
	Babson CLO, Ltd.
1,400,000	3.486%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,b	1,400,056
	BANK 2018-BNK13
6,500,000	4.217%, 8/15/2061, Ser. 2018-BN13, Class A5	6,690,480
	Bayview Koitere Fund Trust
2,154,399	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ab,j	2,160,574
	Betony CLO, Ltd.
1,260,000	3.189%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1*,b	1,258,620

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Asset-Backed Securities (1.1%) - continued
	BlueMountain CLO, Ltd.
$2,350,000	3.479%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,b	$2,350,240
	Buttermilk Park CLO, Ltd.
7,100,000	3.738%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2*,b	7,099,929
	Carlyle Global Market Strategies CLO, Ltd.
4,650,000	3.782%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RR*,b	4,649,921
	Cent CLO 22, Ltd.
1,400,000	3.753%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,b	1,400,918
	Commonbond Student Loan Trust
3,266,286	3.320%, 5/25/2040, Ser. 2016-A, Class A1[j]	3,249,266
1,717,511	2.716%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,j]	1,719,924
1,456,467	3.210%, 2/25/2044, Ser. 2018-AGS, Class A1[j]	1,441,490
	DRB Prime Student Loan Trust
456,016	4.116%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1*,b	467,767
604,331	2.890%, 6/25/2040, Ser. 2016-B, Class A2[j]	597,181
	Dryden Senior Loan Fund
3,950,000	3.798%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2*,b,c,e	3,950,000
	Earnest Student Loan Program 2016-D, LLC
1,671,168	2.720%, 1/25/2041, Ser. 2016-D, Class A2[j]	1,641,133
	Earnest Student Loan Program, LLC
2,561,316	2.680%, 7/25/2035, Ser. 2016-C, Class A2[j]	2,491,949
	Edlinc Student Loan Funding Trust
34,217	5.096%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,b	34,624
	Galaxy XX CLO, Ltd.
4,500,000	3.348%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class AR*,b	4,481,271
	GoldenTree Loan Opportunities IX, Ltd.
1,325,000	3.709%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,b	1,325,396
	Golub Capital Partners, Ltd.
2,500,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2015-22A, Class AR*,b	2,507,410
3,683,000	3.548%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class AR*,b	3,694,870

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Asset-Backed Securities (1.1%) - continued
	Laurel Road Prime Student Loan Trust
$2,600,000	2.810%, 11/25/2042, Ser. 2017-C, Class A2Bj	$2,525,083
	Lehman XS Trust
3,983,150	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bk	3,643,567
	Lendmark Funding Trust
1,800,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Aj	1,772,588
	Limerock CLO III, LLC
4,500,000	3.548%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1R*,b	4,500,477
	Madison Park Funding XIV, Ltd.
3,575,000	3.468%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,b	3,575,350
	Magnetite XII, Ltd.
4,425,000	3.242%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR*,b	4,424,982
	Mountain View CLO, Ltd.
3,175,000	3.459%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1R*,b	3,171,577
	Neuberger Berman CLO XIV, Ltd.
2,660,000	3.589%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class AR*,b	2,661,500
	Neuberger Berman CLO, Ltd.
850,000	3.527%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,b	851,235
	Octagon Investment Partners XVI, Ltd.
750,000	3.736%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2R*,b	749,935
	Octagon Investment Partners XX, Ltd.
3,250,000	3.468%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,b	3,253,299
	OZLM VIII, Ltd.
1,300,000	3.466%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,b	1,300,142
	PPM CLO, Ltd.
2,650,000	3.643%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class A*,b	2,646,950
	Race Point IX CLO, Ltd.
3,000,000	3.549%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,b	3,008,985
	Renaissance Home Equity Loan Trust
1,767,063	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[k]	1,296,332
3,403,254	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[k]	1,915,866
	Shackleton CLO, Ltd.
3,000,000	3.509%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1*,b	2,999,772

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Asset-Backed Securities (1.1%) - continued
	SLM Student Loan Trust
$1,654,185	2.616%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	$1,628,824
	SoFi Consumer Loan Program, LLC
1,604,278	2.500%, 5/26/2026, Ser. 2017-4, Class Aj	1,585,048
1,491,232	2.140%, 9/25/2026, Ser. 2017-5, Class A1[j]	1,483,968
	SoFi Professional Loan Program, LLC
815,673	2.420%, 3/25/2030, Ser. 2015-A, Class A2[j]	803,836
	Symphony CLO XV, Ltd.
4,500,000	3.516%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,b	4,501,467
	U.S. Small Business Administration
421,545	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	419,274
	Voya CLO 3, Ltd.
1,400,000	3.055%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2014-3A, Class A1R*,b	1,395,100

	Total	121,378,174

Basic Materials (0.5%)
	Alcoa Nederland Holding BV
2,120,000	6.750%, 9/30/2024[j]	2,241,900
	Anglo American Capital plc
2,615,000	4.875%, 5/14/2025[j]	2,619,299
	ArcelorMittal SA
968,000	6.125%, 6/1/2025[i]	1,051,711
	Braskem Netherlands Finance BV
2,678,000	4.500%, 1/10/2028[j]	2,548,786
	BWAY Holding Company
2,375,000	5.500%, 4/15/2024[j]	2,334,839
	CF Industries, Inc.
2,220,000	3.450%, 6/1/2023[i]	2,139,525
	Chemours Company
1,900,000	5.375%, 5/15/2027	1,833,500
	First Quantum Minerals, Ltd.
621,000	7.000%, 2/15/2021[j]	614,014
1,640,000	7.500%, 4/1/2025[j]	1,555,950
	Georgia-Pacific, LLC
920,000	2.539%, 11/15/2019[j]	912,928
	Glencore Funding, LLC
760,000	4.125%, 5/30/2023[j]	759,073
950,000	4.000%, 3/27/2027[j]	891,283
	International Paper Company
1,888,000	4.350%, 8/15/2048	1,719,364
	Kinross Gold Corporation
1,520,000	5.950%, 3/15/2024	1,550,400
1,950,000	4.500%, 7/15/2027	1,742,910
	Novelis Corporation
905,000	5.875%, 9/30/2026[j]	883,506
	Olin Corporation
2,835,000	5.125%, 9/15/2027[i]	2,728,687
	Peabody Securities Finance Corporation
2,165,000	6.375%, 3/31/2025[j]	2,200,181
	Platform Specialty Products Corporation
1,200,000	5.875%, 12/1/2025[j]	1,184,124
	Sherwin-Williams Company
1,685,000	3.125%, 6/1/2024	1,618,133

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Basic Materials (0.5%) - continued
	Steel Dynamics, Inc.
$2,010,000	5.000%, 12/15/2026	$1,999,950
	Syngenta Finance NV
1,375,000	3.933%, 4/23/2021[j]	1,371,133
	Teck Resources, Ltd.
2,893,000	6.125%, 10/1/2035	3,044,882
	United States Steel Corporation
3,000,000	6.250%, 3/15/2026	2,973,750
	Vale Overseas, Ltd.
1,135,000	6.250%, 8/10/2026	1,243,847
1,070,000	6.875%, 11/21/2036	1,244,410
1,140,000	6.875%, 11/10/2039	1,335,510
	Westlake Chemical Corporation
1,520,000	3.600%, 8/15/2026	1,428,809
	WestRock Company
1,150,000	3.750%, 3/15/2025[j]	1,129,778

	Total	48,902,182

Capital Goods (0.6%)
	AECOM
3,030,000	5.875%, 10/15/2024	3,209,194
	Ashtead Capital, Inc.
2,000,000	4.125%, 8/15/2025[j]	1,900,000
	Bombardier, Inc.
2,975,000	7.500%, 3/15/2025[j]	3,067,969
	Building Materials Corporation of America
2,355,000	6.000%, 10/15/2025[j]	2,407,988
	Cemex SAB de CV
2,310,000	6.125%, 5/5/2025[j]	2,382,188
	Cintas Corporation No. 2
1,125,000	3.700%, 4/1/2027	1,095,187
	CNH Industrial Capital, LLC
1,452,000	4.875%, 4/1/2021	1,488,043
	CNH Industrial NV
1,815,000	3.850%, 11/15/2027	1,716,391
	Crown Americas Capital Corporation IV
1,470,000	4.500%, 1/15/2023	1,475,880
	Crown Cork & Seal Company, Inc.
2,070,000	7.375%, 12/15/2026	2,251,125
	H&E Equipment Services, Inc.
1,150,000	5.625%, 9/1/2025	1,147,125
	Huntington Ingalls Industries, Inc.
2,175,000	3.483%, 12/1/2027	2,037,105
	L3 Technologies, Inc.
2,150,000	3.950%, 5/28/2024	2,118,909
	Lockheed Martin Corporation
515,000	2.500%, 11/23/2020	507,804
1,496,000	3.600%, 3/1/2035	1,397,381
1,544,000	4.500%, 5/15/2036	1,607,342
374,000	6.150%, 9/1/2036	454,248
	Northrop Grumman Corporation
2,575,000	3.850%, 4/15/2045	2,336,035
	Owens-Brockway Glass Container, Inc.
1,460,000	5.000%, 1/15/2022[j]	1,472,775
1,500,000	5.875%, 8/15/2023[j]	1,543,125
	Republic Services, Inc.
1,100,000	2.900%, 7/1/2026	1,022,835
	Reynolds Group Issuer, Inc.
2,935,000	5.125%, 7/15/2023[j]	2,918,858
	Rockwell Collins, Inc.
2,000,000	2.800%, 3/15/2022	1,946,062

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Capital Goods (0.6%) - continued
	Roper Industries, Inc.
$2,070,000	2.050%, 10/1/2018	$2,070,000
	Roper Technologies, Inc.
1,140,000	2.800%, 12/15/2021	1,113,968
605,000	3.650%, 9/15/2023	600,892
668,000	4.200%, 9/15/2028	664,291
	Siemens Financieringsmaatschappij NV
3,055,000	4.200%, 3/16/2047[j]	3,075,790
	Standard Industries, Inc.
800,000	5.500%, 2/15/2023[j]	809,000
	Textron, Inc.
1,225,000	7.250%, 10/1/2019	1,271,247
2,210,000	3.375%, 3/1/2028	2,038,969
	United Rentals North America, Inc.
2,240,000	5.500%, 7/15/2025	2,284,800
	United Technologies Corporation
1,850,000	4.450%, 11/16/2038	1,834,802
1,900,000	4.050%, 5/4/2047	1,733,611

	Total	59,000,939

Collateralized Mortgage Obligations (0.7%)
	Ajax Mortgage Loan Trust
4,500,000	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,c,j	4,499,100
	Alternative Loan Trust
906,448	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	776,781
	Angel Oak Mortgage Trust I, LLC
617,322	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	617,381
	Bayview Opportunity Master Fund Trust
2,384,425	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ab,j	2,389,543
3,870,723	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ab,j	3,879,044
2,947,160	3.500%, 5/28/2069, Ser. 2017-RT5, Class Ab,j	2,921,705
	Citigroup Mortgage Loan Trust, Inc.
609,148	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	611,098
	COLT Mortgage Loan Trust
2,702,476	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ab,j	2,684,068
	Countrywide Alternative Loan Trust
1,211,949	4.026%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	1,064,041
924,682	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	768,456
371,257	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	355,223
2,417,619	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	2,031,174
2,448,617	7.000%, 10/25/2037, Ser. 2007-24, Class A10	1,541,874
	Countrywide Home Loans, Inc.
668,089	5.750%, 4/25/2037, Ser. 2007-3, Class A27	541,207
	Deutsche Alt-A Securities Mortgage Loan Trust
482,121	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	438,484

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Collateralized Mortgage Obligations (0.7%) - continued
	Federal Home Loan Mortgage Corporation
$4,790,032	4.000%, 7/15/2031, Ser. 4104, Class KIl	$554,801
3,196,207	3.000%, 2/15/2033, Ser. 4170, Class IGl	355,398
	Federal National Mortgage Association
6,144,805	3.500%, 1/25/2033, Ser. 2012-150, Class YIl	785,218
	First Horizon Alternative Mortgage Securities Trust
1,735,502	6.000%, (LIBOR 1M + 1.000%), 8/25/2036, Ser. 2006-FA4, Class 1A4[b]	1,409,838
	Impac Secured Assets Trust
5,095,892	2.456%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	4,251,526
	J.P. Morgan Alternative Loan Trust
1,305,682	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	1,144,147
	J.P. Morgan Mortgage Trust
376,938	4.115%, 6/25/2036, Ser. 2006-A4, Class 1A2[b]	360,517
154,885	4.249%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	135,446
2,483,500	2.596%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[b]	1,365,061
2,722,483	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	1,603,947
	MASTR Alternative Loans Trust
498,598	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	503,245
1,568,507	2.666%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	733,896
	Merrill Lynch Alternative Note Asset Trust
507,524	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	401,777
	Mill City Mortgage Loan Trust
4,350,000	3.500%, 8/25/2058, Ser. 2018-3, Class A1[b,j]	4,307,383
	Preston Ridge Partners Mortgage Trust, LLC
864,686	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,k	864,296
4,877,546	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,k	4,841,559
	Pretium Mortgage Credit Partners, LLC
2,497,816	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[j,k]	2,474,364
	Residential Asset Securitization Trust
3,211,864	2.596%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[b]	728,814
	Sequoia Mortgage Trust
1,924,902	4.012%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	1,596,777

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Collateralized Mortgage Obligations (0.7%) - continued
	Towd Point Mortgage Trust
$1,971,001	2.816%, (LIBOR 1M + 0.600%), 2/25/2057, Ser. 2017-5, Class A1[b,j]	$1,972,768
	Verus Securitization Trust
2,609,752	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,b	2,547,523
	WaMu Mortgage Pass Through Certificates
168,168	3.864%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	162,618
630,801	3.483%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	611,476
2,246,272	2.901%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	2,115,748
3,780,770	2.805%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	3,489,939

	Total	64,437,261

Commercial Mortgage-Backed Securities (1.1%)
	AMSR Trust
3,625,000	3.558%, (LIBOR 1M + 1.400%), 11/17/2033, Ser. 2016-SFR1, Class Ab,j	3,628,227
	Benchmark 2018-B5 Mortgage Trust
7,275,000	4.208%, 7/15/2051, Ser. 2018-B5, Class A4	7,501,191
	CSAIL Commercial Mortgage Trust
5,900,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	5,823,527
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,800,000	3.900%, 4/25/2028, Ser. K076, Class A2[m]	3,888,732
	Federal National Mortgage Association
5,700,000	3.640%, 6/1/2028	5,656,372
4,035,077	3.730%, 6/1/2028	4,045,036
2,400,000	3.710%, 7/1/2028	2,394,337
	Federal National Mortgage Association - ACES
3,825,000	2.568%, 12/25/2026, Ser. 2017-M3, Class A2[b]	3,543,746
5,750,000	2.878%, 2/25/2027, Ser. 2017-M2, Class A2[b]	5,445,541
7,250,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	6,904,963
5,800,000	3.150%, 3/25/2028, Ser. 2018-M7, Class A2[b]	5,544,816
	Federal National Mortgage Association Grantor Trust
7,566,591	2.898%, 6/25/2027, Ser. 2017-T1, Class Am	7,171,238
	GS Mortgage Securities Trust
3,800,000	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	3,847,205
6,600,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	6,630,522
2,000,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	1,949,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Commercial Mortgage-Backed Securities (1.1%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$2,323,599	3.507%, 5/15/2045, Ser. 2012-C6, Class A3	$2,328,258
	Morgan Stanley Bank of America Merrill Lynch Trust
5,400,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	5,350,453
5,400,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	5,289,613
	Morgan Stanley Capital I, Inc.
11,500,000	4.177%, 7/15/2051, Ser. 2018-H3, Class A5	11,780,644
	UBS Commercial Mortgage Trust
5,592,597	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	5,582,730
9,000,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	9,236,573
	Wells Fargo Commercial Mortgage Trust
4,000,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	3,972,034
	WFRBS Commercial Mortgage Trust
1,988,746	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	1,947,510

	Total	119,462,328

Communications Services (1.1%)
	21st Century Fox America, Inc.
1,620,000	6.900%, 3/1/2019	1,647,113
2,505,000	6.400%, 12/15/2035	3,188,584
	AMC Networks, Inc.
2,295,000	5.000%, 4/1/2024	2,260,575
	America Movil SAB de CV
1,039,000	5.000%, 10/16/2019	1,059,529
	American Tower Corporation
1,930,000	3.300%, 2/15/2021	1,918,194
	AT&T, Inc.
707,000	5.875%, 10/1/2019	727,066
615,000	3.316%, (LIBOR 3M + 0.930%), 6/30/2020[b]	621,128
1,115,000	3.800%, 3/1/2024	1,103,749
1,280,000	4.100%, 2/15/2028[j]	1,240,489
1,037,000	4.300%, 2/15/2030[j]	996,582
1,475,000	5.250%, 3/1/2037	1,468,281
2,210,000	4.900%, 8/15/2037[j]	2,110,470
1,140,000	6.350%, 3/15/2040	1,251,873
1,300,000	5.550%, 8/15/2041	1,313,624
772,000	4.750%, 5/15/2046	704,235
1,630,000	5.450%, 3/1/2047	1,628,647
	British Sky Broadcasting Group plc
1,130,000	2.625%, 9/16/2019[j]	1,124,548
1,450,000	3.125%, 11/26/2022[j]	1,420,225
	CCO Holdings, LLC
3,100,000	5.875%, 4/1/2024[j]	3,165,875
	CCOH Safari, LLC
1,300,000	5.750%, 2/15/2026[j]	1,304,875
	CenturyLink, Inc.
2,315,000	6.450%, 6/15/2021	2,401,813
	Charter Communications Operating, LLC
780,000	6.834%, 10/23/2055	859,528
700,000	4.500%, 2/1/2024	702,940
1,800,000	4.200%, 3/15/2028	1,720,900

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Communications Services (1.1%) - continued
$4,275,000	6.484%, 10/23/2045	$4,589,721
	Clear Channel Worldwide Holdings, Inc.
2,920,000	6.500%, 11/15/2022	2,979,480
	Comcast Corporation
800,000	4.049%, 11/1/2052	706,069
1,225,000	2.750%, 3/1/2023	1,184,290
3,265,000	4.400%, 8/15/2035	3,200,096
1,305,000	4.750%, 3/1/2044	1,299,476
550,000	4.600%, 8/15/2045	537,730
	Cox Communications, Inc.
1,815,000	3.350%, 9/15/2026[j]	1,685,126
748,000	4.600%, 8/15/2047[j]	698,008
	Crown Castle International Corporation
1,774,000	3.400%, 2/15/2021	1,769,394
2,423,000	5.250%, 1/15/2023	2,539,300
1,496,000	3.200%, 9/1/2024	1,422,775
	CSC Holdings, LLC
330,000	5.500%, 4/15/2027[j]	321,050
	Digicel, Ltd.
3,875,000	6.000%, 4/15/2021*,i	3,594,063
	Discovery Communications, LLC
1,850,000	4.900%, 3/11/2026	1,897,880
2,940,000	5.000%, 9/20/2037	2,859,901
	Gray Television, Inc.
2,535,000	5.875%, 7/15/2026[j]	2,512,819
	Intelsat Jackson Holdings SA
1,235,000	8.500%, 10/15/2024[j]	1,245,806
	Level 3 Communications, Inc.
3,020,000	5.375%, 1/15/2024	3,025,255
	Level 3 Financing, Inc.
995,000	5.375%, 5/1/2025	995,000
	Moody’s Corporation
1,045,000	2.750%, 12/15/2021	1,022,006
	Neptune Finco Corporation
2,517,000	10.875%, 10/15/2025[j]	2,922,866
	Netflix, Inc.
2,580,000	4.875%, 4/15/2028[j]	2,425,200
	Nexstar Escrow Corporation
1,153,000	5.625%, 8/1/2024[j]	1,128,499
	Omnicom Group, Inc.
750,000	3.600%, 4/15/2026	712,044
	SES Global Americas Holdings GP
1,035,000	2.500%, 3/25/2019[j]	1,032,385
	Sprint Communications, Inc.
2,025,000	6.000%, 11/15/2022	2,065,500
	Sprint Corporation
1,400,000	7.625%, 2/15/2025	1,484,700
	Telecom Italia SPA
1,775,000	5.303%, 5/30/2024[j]	1,723,969
	Telefonica Emisiones SAU
1,765,000	4.665%, 3/6/2038	1,656,126
	Time Warner Entertainment Company, LP
1,691,000	8.375%, 3/15/2023	1,956,884
	Verizon Communications, Inc.
1,885,000	3.500%, 11/1/2021	1,893,861
3,489,000	5.150%, 9/15/2023	3,731,622
1,876,000	3.376%, 2/15/2025	1,824,634
820,000	3.414%, (LIBOR 3M + 1.100%), 5/15/2025[b]	827,113
1,165,000	4.272%, 1/15/2036	1,108,966
2,992,000	4.862%, 8/21/2046	2,992,502
2,530,000	4.522%, 9/15/2048	2,407,386

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Communications Services (1.1%) - continued
	Viacom, Inc.
$735,000	4.250%, 9/1/2023	$740,437
1,427,000	6.875%, 4/30/2036	1,622,878
1,140,000	5.850%, 9/1/2043	1,204,245
	Virgin Media Secured Finance plc
2,565,000	5.250%, 1/15/2026[j]	2,508,031
	Windstream Services, LLC
1,815,000	8.625%, 10/31/2025[j]	1,742,400

	Total	115,738,336

Consumer Cyclical (0.8%)
	Amazon.com, Inc.
935,000	3.150%, 8/22/2027	895,429
1,870,000	3.875%, 8/22/2037	1,828,271
1,122,000	4.050%, 8/22/2047	1,096,041
	American Honda Finance Corporation
1,455,000	2.000%, 2/14/2020	1,435,750
	Aptiv plc
1,930,000	3.150%, 11/19/2020	1,914,599
	Cinemark USA, Inc.
3,525,000	4.875%, 6/1/2023	3,467,719
	D.R. Horton, Inc.
1,515,000	2.550%, 12/1/2020	1,483,923
	Daimler Finance North America, LLC
20,000	2.959%, (LIBOR 3M + 0.620%), 10/30/2019[b,j]	20,086
1,150,000	2.891%, (LIBOR 3M + 0.550%), 5/4/2021[b,j]	1,153,938
	Delphi Jersey Holdings plc
2,430,000	5.000%, 10/1/2025[j]	2,287,237
	Ford Motor Credit Company, LLC
1,470,000	2.551%, 10/5/2018	1,470,002
1,525,000	2.943%, 1/8/2019	1,526,555
1,395,000	2.262%, 3/28/2019	1,390,170
760,000	2.459%, 3/27/2020	747,288
570,000	3.200%, 1/15/2021	561,519
575,000	3.656%, (LIBOR 3M + 1.270%), 3/28/2022[b]	574,242
1,650,000	2.979%, 8/3/2022	1,564,846
	General Motors Company
1,500,000	3.227%, (LIBOR 3M + 0.900%), 9/10/2021[b]	1,499,434
	General Motors Financial Company, Inc.
615,000	3.267%, (LIBOR 3M + 0.930%), 4/13/2020[b]	618,828
1,156,000	3.700%, 11/24/2020	1,161,559
772,000	4.200%, 3/1/2021	781,547
1,550,000	3.189%, (LIBOR 3M + 0.850%), 4/9/2021[b]	1,555,921
1,635,000	3.150%, 6/30/2022	1,590,525
760,000	3.950%, 4/13/2024	739,980
1,630,000	4.300%, 7/13/2025	1,586,345
	Home Depot, Inc.
1,755,000	5.400%, 9/15/2040	2,033,813
1,140,000	4.250%, 4/1/2046	1,162,732
1,870,000	3.900%, 6/15/2047	1,798,194
	Hyundai Capital America
639,000	2.400%, 10/30/2018[j]	638,962
1,550,000	2.550%, 4/3/2020[j]	1,523,946
1,158,000	3.000%, 10/30/2020[j]	1,139,947
	Jaguar Land Rover Automotive plc
1,270,000	4.125%, 12/15/2018[j]	1,271,651
1,100,000	5.625%, 2/1/2023[j]	1,083,500

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Consumer Cyclical (0.8%) - continued
	KB Home
$1,815,000	4.750%, 5/15/2019	$1,826,344
	L Brands, Inc.
2,100,000	5.625%, 2/15/2022	2,121,630
	Landry’s, Inc.
2,195,000	6.750%, 10/15/2024[j]	2,226,564
	Lear Corporation
1,625,000	5.250%, 1/15/2025	1,678,681
	Lennar Corporation
925,000	4.125%, 1/15/2022	919,256
2,095,000	4.875%, 12/15/2023	2,113,331
1,180,000	4.500%, 4/30/2024	1,155,456
	Live Nation Entertainment, Inc.
1,385,000	5.375%, 6/15/2022[j]	1,402,312
1,300,000	5.625%, 3/15/2026[j]	1,313,000
	Macy’s Retail Holdings, Inc.
2,000,000	2.875%, 2/15/2023[i]	1,893,718
	Mastercard, Inc.
2,140,000	3.950%, 2/26/2048	2,106,762
	McDonald’s Corporation
1,100,000	2.750%, 12/9/2020	1,093,510
1,520,000	2.625%, 1/15/2022	1,478,619
1,755,000	4.450%, 3/1/2047	1,720,509
	MGM Resorts International
3,140,000	6.000%, 3/15/2023	3,249,900
	Navistar International Corporation
300,000	6.625%, 11/1/2025[j]	312,000
	New Red Finance, Inc.
2,420,000	4.250%, 5/15/2024[j]	2,296,895
	Nissan Motor Acceptance Corporation
1,089,000	2.150%, 9/28/2020[j]	1,061,723
	Prime Security Services Borrower, LLC
2,376,000	9.250%, 5/15/2023[j]	2,541,132
	Six Flags Entertainment Corporation
3,110,000	4.875%, 7/31/2024[j]	3,046,245
	Toll Brothers Finance Corporation
609,000	4.000%, 12/31/2018	608,513
	VOC Escrow, Ltd.
2,285,000	5.000%, 2/15/2028[j]	2,195,976

	Total	81,966,575

Consumer Non-Cyclical (1.4%)
	Abbott Laboratories
1,880,000	2.900%, 11/30/2021	1,856,571
950,000	3.400%, 11/30/2023	945,958
2,980,000	4.750%, 11/30/2036	3,168,113
1,490,000	4.900%, 11/30/2046	1,616,011
	AbbVie, Inc.
2,650,000	2.500%, 5/14/2020	2,619,956
1,910,000	3.600%, 5/14/2025	1,848,031
726,000	4.700%, 5/14/2045	696,373
	Altria Group, Inc.
760,000	2.850%, 8/9/2022	742,588
875,000	2.625%, 9/16/2026	798,989
	Amgen, Inc.
2,244,000	2.200%, 5/11/2020	2,211,901
772,000	2.700%, 5/1/2022	750,683
875,000	3.125%, 5/1/2025	837,106
978,000	3.200%, 11/2/2027	918,041
495,000	4.400%, 5/1/2045	478,415
	Anheuser-Busch InBev Finance, Inc.
815,000	3.603%, (LIBOR 3M + 1.260%), 2/1/2021[b]	836,469

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Consumer Non-Cyclical (1.4%) - continued
$2,828,000	3.650%, 2/1/2026	$2,744,150
3,040,000	4.700%, 2/1/2036	3,040,448
	Anheuser-Busch InBev Worldwide, Inc.
3,525,000	4.750%, 4/15/2058	3,415,229
1,050,000	3.077%, (LIBOR 3M + 0.740%), 1/12/2024[b]	1,054,744
1,740,000	4.375%, 4/15/2038	1,672,316
1,740,000	4.600%, 4/15/2048	1,682,753
	BAT Capital Corporation
748,000	2.297%, 8/14/2020[j]	732,993
1,122,000	3.222%, 8/15/2024[j]	1,069,128
1,496,000	4.540%, 8/15/2047[j]	1,368,907
	Baxalta, Inc.
721,000	4.000%, 6/23/2025	713,063
	Bayer U.S. Finance II, LLC
1,550,000	4.875%, 6/25/2048[j]	1,503,461
	Bayer U.S. Finance II, LLC
1,630,000	4.250%, 12/15/2025[j]	1,617,733
	Becton, Dickinson and Company
1,594,000	3.734%, 12/15/2024	1,560,677
1,800,000	3.700%, 6/6/2027	1,720,853
1,122,000	4.669%, 6/6/2047	1,108,048
	Boston Scientific Corporation
740,000	6.000%, 1/15/2020	765,808
1,025,000	3.850%, 5/15/2025	1,020,885
1,140,000	7.375%, 1/15/2040	1,496,620
	Bunge, Ltd. Finance Corporation
800,000	3.500%, 11/24/2020	797,467
	Campbell Soup Company
1,780,000	3.950%, 3/15/2025	1,720,352
	Celgene Corporation
3,035,000	2.875%, 8/15/2020	3,014,958
	Church & Dwight Company, Inc.
530,000	2.450%, 12/15/2019	526,029
	Clorox Company
2,175,000	3.100%, 10/1/2027	2,042,044
	Constellation Brands, Inc.
1,450,000	3.600%, 2/15/2028	1,356,039
	CVS Caremark Corporation
400,000	4.000%, 12/5/2023	400,716
	CVS Health Corporation
357,000	3.350%, 3/9/2021	356,321
714,000	3.700%, 3/9/2023	710,806
1,780,000	4.100%, 3/25/2025	1,774,470
4,560,000	4.875%, 7/20/2035	4,576,980
3,035,000	4.780%, 3/25/2038	3,011,364
1,630,000	5.050%, 3/25/2048	1,665,283
	EMD Finance, LLC
1,520,000	2.950%, 3/19/2022[j]	1,481,424
	Energizer Holdings, Inc.
2,749,000	5.500%, 6/15/2025[j]	2,735,255
	Envision Healthcare Corporation
3,165,000	5.125%, 7/1/2022[j]	3,242,542
	Express Scripts Holding Company
760,000	3.000%, 7/15/2023	731,682
1,600,000	4.800%, 7/15/2046	1,559,246
	Forest Laboratories, LLC
392,000	4.875%, 2/15/2021[j]	403,571
	Grupo Bimbo SAB de CV
1,110,000	4.700%, 11/10/2047[j]	1,023,176
	Halfmoon Parent, Inc.
405,000	3.224%, (LIBOR 3M + 0.890%), 7/15/2023[b,j]	405,019
1,200,000	4.125%, 11/15/2025[j]	1,196,162

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Consumer Non-Cyclical (1.4%) - continued
$1,500,000	4.800%, 8/15/2038[j]	$1,497,658
	HCA, Inc.
1,430,000	5.250%, 6/15/2026	1,471,113
1,505,000	4.500%, 2/15/2027	1,478,663
	Imperial Tobacco Finance plc
1,765,000	2.950%, 7/21/2020[j]	1,747,632
	Iron Mountain, Inc.
2,740,000	6.000%, 8/15/2023	2,810,226
	JBS USA, LLC
2,220,000	5.750%, 6/15/2025[j]	2,161,725
	Kimberly-Clark Corporation
1,900,000	3.900%, 5/4/2047	1,816,178
	Kraft Foods Group, Inc.
1,544,000	5.000%, 6/4/2042	1,472,165
	Kraft Heinz Foods Company
1,900,000	3.375%, 6/15/2021	1,889,838
	Kroger Company
935,000	2.800%, 8/1/2022	903,873
	Laboratory Corporation of America Holdings
620,000	2.625%, 2/1/2020	616,085
	Maple Escrow Subsidiary, Inc.
1,275,000	3.551%, 5/25/2021[j]	1,272,687
	Mead Johnson Nutrition Company
735,000	3.000%, 11/15/2020	732,395
	Medtronic, Inc.
5,820,000	4.375%, 3/15/2035	6,011,592
735,000	4.625%, 3/15/2045	777,165
	Merck & Company, Inc.
660,000	2.716%, (LIBOR 3M + 0.375%), 2/10/2020[b]	662,616
330,000	3.700%, 2/10/2045	314,480
	Mondelez International Holdings Netherlands BV
1,570,000	2.000%, 10/28/2021[j]	1,499,689
	Mondelez International, Inc.
672,000	2.863%, (LIBOR 3M + 0.520%), 2/1/2019[b]	672,902
	Mylan NV
760,000	5.250%, 6/15/2046	709,773
	Mylan, Inc.
450,000	3.125%, 1/15/2023[j]	429,302
1,270,000	4.550%, 4/15/2028[j]	1,234,099
	Nestle Holdings, Inc.
2,850,000	3.900%, 9/24/2038[j]	2,786,243
	Newell Rubbermaid, Inc.
1,093,000	5.500%, 4/1/2046	1,043,588
	PepsiCo, Inc.
1,545,000	2.850%, 2/24/2026	1,469,461
	Perrigo Finance Unlimited Company
1,550,000	4.900%, 12/15/2044	1,397,768
	Post Holdings, Inc.
2,550,000	5.500%, 3/1/2025[j]	2,529,600
	Reynolds American, Inc.
2,338,000	5.700%, 8/15/2035	2,494,380
	Roche Holdings, Inc.
1,158,000	4.000%, 11/28/2044[j]	1,148,220
	Shire Acquisitions Investments Ireland Designated Activity Company
2,262,000	2.400%, 9/23/2021	2,185,431
	Simmons Foods, Inc.
2,450,000	5.750%, 11/1/2024[j]	1,877,313
	Smithfield Foods, Inc.
1,770,000	2.700%, 1/31/2020[j]	1,742,665

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Consumer Non-Cyclical (1.4%) - continued
$1,060,000	2.650%, 10/3/2021[j]	$1,010,272
	Tenet Healthcare Corporation
3,090,000	8.125%, 4/1/2022	3,256,242
	Thermo Fisher Scientific, Inc.
579,000	3.000%, 4/15/2023	561,220
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	970,000
	Tyson Foods, Inc.
748,000	3.550%, 6/2/2027	705,602
	VRX Escrow Corporation
4,500,000	6.125%, 4/15/2025[j]	4,279,725
	Zimmer Biomet Holdings, Inc.
2,225,000	3.089%, (LIBOR 3M + 0.750%), 3/19/2021[b]	2,227,060
	Zoetis, Inc.
2,490,000	4.700%, 2/1/2043	2,544,406

	Total	149,754,979

Energy (1.3%)
	Anadarko Petroleum Corporation
2,255,000	4.850%, 3/15/2021	2,317,076
1,575,000	5.550%, 3/15/2026	1,673,449
	Antero Resources Corporation
960,000	5.125%, 12/1/2022	972,000
1,500,000	5.625%, 6/1/2023	1,535,625
	BP Capital Markets plc
2,285,000	3.535%, 11/4/2024	2,271,230
415,000	3.119%, 5/4/2026	395,562
2,550,000	3.279%, 9/19/2027	2,438,096
	Buckeye Partners, LP
1,182,000	2.650%, 11/15/2018	1,181,797
	Canadian Natural Resources, Ltd.
1,500,000	3.450%, 11/15/2021	1,491,932
750,000	6.250%, 3/15/2038	884,231
	Canadian Oil Sands, Ltd.
1,000,000	9.400%, 9/1/2021[j]	1,129,519
	Cenovus Energy, Inc.
1,475,000	3.800%, 9/15/2023	1,443,664
	Cheniere Corpus Christi Holdings, LLC
2,110,000	7.000%, 6/30/2024	2,310,450
2,245,000	5.875%, 3/31/2025	2,357,250
	Cheniere Energy Partners, LP
2,930,000	5.625%, 10/1/2026[j]	2,951,096
	Chesapeake Energy Corporation
1,300,000	7.000%, 10/1/2024	1,300,000
	ConocoPhillips
1,870,000	6.500%, 2/1/2039	2,426,794
	Continental Resources, Inc.
1,472,000	5.000%, 9/15/2022	1,493,344
1,550,000	4.375%, 1/15/2028	1,537,495
	El Paso Pipeline Partners Operating Company, LLC
1,120,000	4.300%, 5/1/2024	1,130,489
	Enbridge Energy Partners, LP
1,840,000	5.875%, 10/15/2025	2,025,269
	Enbridge, Inc.
1,285,000	2.900%, 7/15/2022	1,246,198
	Encana Corporation
343,000	3.900%, 11/15/2021	344,452
	Energy Transfer Equity, LP
1,470,000	5.500%, 6/1/2027	1,525,566
	Energy Transfer Partners, LP
730,000	4.200%, 9/15/2023	735,656
1,600,000	6.000%, 6/15/2048	1,703,424

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Energy (1.3%) - continued
	Energy Transfer Partners, LP
$970,000	4.900%, 3/15/2035	$911,105
800,000	5.150%, 2/1/2043	759,125
	Eni SPA
1,500,000	4.000%, 9/12/2023[j]	1,483,529
	EnLink Midstream Partners, LP
775,000	4.150%, 6/1/2025	734,611
569,000	4.850%, 7/15/2026	551,457
	Enterprise Products Operating, LLC
942,000	5.100%, 2/15/2045	992,547
	EQT Corporation
770,000	8.125%, 6/1/2019	795,024
425,000	4.875%, 11/15/2021	436,883
1,726,000	3.900%, 10/1/2027	1,616,555
	EQT Midstream Partners, LP
1,600,000	4.750%, 7/15/2023	1,622,038
	Exxon Mobil Corporation
625,000	4.114%, 3/1/2046	633,294
	Hess Corporation
2,515,000	3.500%, 7/15/2024	2,376,575
1,090,000	6.000%, 1/15/2040	1,129,959
	Kinder Morgan Energy Partners, LP
1,150,000	3.500%, 3/1/2021	1,153,189
1,870,000	6.500%, 9/1/2039	2,106,784
	Kinder Morgan, Inc.
1,600,000	6.500%, 9/15/2020	1,690,984
	Magellan Midstream Partners, LP
1,070,000	5.000%, 3/1/2026	1,137,014
	Marathon Oil Corporation
1,140,000	2.700%, 6/1/2020	1,125,168
2,600,000	6.600%, 10/1/2037	3,064,919
	Marathon Petroleum Corporation
560,000	3.400%, 12/15/2020	560,374
1,496,000	6.500%, 3/1/2041	1,748,392
	MPLX, LP
2,244,000	4.875%, 6/1/2025	2,317,589
1,125,000	4.125%, 3/1/2027	1,095,264
	Nabors Industries, Inc.
1,195,000	5.750%, 2/1/2025[j]	1,145,263
	Newfield Exploration Company
2,780,000	5.625%, 7/1/2024	2,929,425
	ONEOK Partners, LP
1,070,000	3.800%, 3/15/2020	1,074,316
	Parsley Energy, LLC
1,045,000	5.625%, 10/15/2027[j]	1,047,612
	PBF Holding Company, LLC
1,870,000	7.250%, 6/15/2025	1,963,500
	Petrobras Global Finance BV
125,000	8.375%, 5/23/2021	136,000
	Petroleos Mexicanos
1,425,000	6.000%, 3/5/2020	1,467,038
560,000	2.378%, 4/15/2025	545,482
1,000,000	6.750%, 9/21/2047	954,190
	Phillips 66
1,450,000	3.900%, 3/15/2028	1,429,425
	Pioneer Natural Resources Company
750,000	4.450%, 1/15/2026	768,038
	Plains All American Pipeline, LP
1,690,000	5.000%, 2/1/2021	1,728,092
	Regency Energy Partners, LP
1,520,000	5.875%, 3/1/2022	1,608,212
1,470,000	5.000%, 10/1/2022	1,522,272
	Sabine Pass Liquefaction, LLC
1,125,000	6.250%, 3/15/2022	1,209,062
1,300,000	5.625%, 4/15/2023	1,381,764

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Energy (1.3%) - continued
$1,500,000	5.750%, 5/15/2024	$1,609,819
1,430,000	5.625%, 3/1/2025	1,524,569
	Schlumberger Holdings Corporation
1,630,000	4.000%, 12/21/2025[j]	1,629,080
	Shell International Finance BV
615,000	2.788%, (LIBOR 3M + 0.450%), 5/11/2020[b]	618,994
	Southwestern Energy Company
2,580,000	7.500%, 4/1/2026[i]	2,702,550
	SRC Energy, Inc.
2,155,000	6.250%, 12/1/2025	2,025,700
	Suncor Energy, Inc.
990,000	3.600%, 12/1/2024	980,740
	Sunoco, LP
860,000	5.500%, 2/15/2026[j]	830,760
1,285,000	5.875%, 3/15/2028[j]	1,233,600
	Tallgrass Energy Partners, LP
3,300,000	5.500%, 1/15/2028[j]	3,328,875
	Targa Resources Partners, LP
975,000	5.250%, 5/1/2023	985,969
	Tesoro Corporation
2,244,000	4.750%, 12/15/2023	2,315,934
	Tesoro Logistics, LP
2,460,000	5.250%, 1/15/2025	2,519,483
	Weatherford International, Ltd.
617,000	4.500%, 4/15/2022[i]	539,875
1,973,000	8.250%, 6/15/2023[i]	1,864,485
	Western Gas Partners, LP
1,496,000	4.000%, 7/1/2022	1,489,203
725,000	4.500%, 3/1/2028	695,085
	Williams Companies, Inc.
1,815,000	7.500%, 1/15/2031	2,203,129
	Williams Partners, LP
950,000	4.000%, 11/15/2021	958,653
560,000	3.600%, 3/15/2022	556,620
935,000	4.500%, 11/15/2023	952,045
1,385,000	3.750%, 6/15/2027	1,321,688
1,475,000	6.300%, 4/15/2040	1,665,450
	Woodside Finance, Ltd.
1,825,000	3.650%, 3/5/2025[j]	1,757,197
735,000	3.700%, 3/15/2028[j]	689,154
	WPX Energy, Inc.
1,645,000	5.750%, 6/1/2026	1,665,563

	Total	130,437,954

Financials (3.3%)
	ABN AMRO Bank NV
1,550,000	4.750%, 7/28/2025[j]	1,553,863
	ACE INA Holdings, Inc.
1,115,000	4.350%, 11/3/2045	1,136,827
	AerCap Ireland Capital, Ltd.
760,000	3.750%, 5/15/2019	763,005
760,000	4.625%, 10/30/2020	774,463
1,870,000	5.000%, 10/1/2021	1,923,381
1,240,000	3.500%, 1/15/2025	1,168,044
	Air Lease Corporation
1,870,000	3.375%, 1/15/2019	1,872,051
1,450,000	2.500%, 3/1/2021	1,416,317
	Aircastle, Ltd.
1,700,000	5.000%, 4/1/2023	1,745,547
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	956,400
2,025,000	4.125%, 3/30/2020	2,032,594
	American Express Company
1,094,000	2.200%, 10/30/2020	1,070,871

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Financials (3.3%) - continued
	American Express Credit Corporation
$945,000	2.887%, (LIBOR 3M + 0.550%), 3/18/2019[b]	$946,822
80,000	1.875%, 5/3/2019	79,626
2,600,000	2.200%, 3/3/2020	2,570,805
	American International Group, Inc.
530,000	3.300%, 3/1/2021	528,774
1,154,000	4.125%, 2/15/2024	1,158,888
2,245,000	3.750%, 7/10/2025	2,185,938
2,085,000	3.900%, 4/1/2026	2,040,130
	Anthem, Inc.
1,870,000	4.625%, 5/15/2042	1,824,648
	Ares Capital Corporation
2,875,000	3.875%, 1/15/2020	2,886,313
	ASP AMC Merger Sub, Inc.
1,340,000	8.000%, 5/15/2025[j]	1,018,400
	Avalonbay Communities, Inc.
1,650,000	3.500%, 11/15/2025	1,612,831
	Aviation Capital Group, LLC
1,300,000	2.875%, 1/20/2022[j]	1,259,027
	Banco Santander SA
2,800,000	6.375%, 5/19/2019[b,n]	2,776,732
1,400,000	3.457%, (LIBOR 3M + 1.120%), 4/12/2023[b]	1,402,764
	Bank of America Corporation
840,000	3.207%, (LIBOR 3M + 0.870%), 4/1/2019[b]	843,508
920,000	2.369%, 7/21/2021[b]	903,840
1,100,000	2.328%, 10/1/2021[b]	1,076,086
700,000	3.499%, 5/17/2022[b]	699,567
1,280,000	3.300%, 1/11/2023	1,260,763
1,490,000	2.881%, 4/24/2023[b]	1,448,604
1,520,000	4.000%, 4/1/2024	1,533,170
4,020,000	4.000%, 1/22/2025	3,965,456
1,825,000	3.093%, 10/1/2025[b]	1,738,044
1,125,000	3.500%, 4/19/2026	1,087,067
2,244,000	4.183%, 11/25/2027	2,188,839
1,550,000	3.824%, 1/20/2028[b]	1,508,466
1,658,000	5.875%, 2/7/2042	1,963,365
	Bank of Montreal
1,400,000	2.797%, (LIBOR 3M + 0.460%), 4/13/2021[b]	1,405,600
	Bank of New York Mellon Corporation
1,930,000	2.500%, 4/15/2021	1,894,901
	Bank of Nova Scotia
2,550,000	2.788%, (LIBOR 3M + 0.440%), 4/20/2021[b]	2,558,109
1,550,000	2.700%, 3/7/2022	1,512,065
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
440,000	2.850%, 9/8/2021[j]	430,370
	Barclays Bank plc
386,000	10.179%, 6/12/2021[j]	439,697
	Barclays plc
990,000	2.750%, 11/8/2019	984,158
2,415,000	3.250%, 1/12/2021	2,382,448
1,544,000	3.650%, 3/16/2025	1,449,936
	BB&T Corporation
560,000	3.054%, (LIBOR 3M + 0.715%), 1/15/2020[b]	563,711
	BPCE SA
975,000	3.000%, 5/22/2022[j]	942,463
2,541,000	3.500%, 10/23/2027[j]	2,315,646
	Capital One Financial Corporation
1,309,000	2.500%, 5/12/2020	1,292,677
2,950,000	3.450%, 4/30/2021	2,946,641

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Financials (3.3%) - continued
$1,520,000	3.050%, 3/9/2022	$1,485,897
	CBOE Holdings, Inc.
825,000	1.950%, 6/28/2019	819,940
	Cigna Corporation
2,950,000	3.050%, 10/15/2027	2,664,575
	CIT Group, Inc.
2,970,000	5.000%, 8/15/2022	3,035,340
	Citigroup, Inc.
700,000	3.109%, (LIBOR 3M + 0.770%), 4/8/2019[b]	702,278
855,000	2.700%, 3/30/2021	840,373
1,675,000	2.750%, 4/25/2022	1,626,900
850,000	4.050%, 7/30/2022	856,981
1,075,000	3.142%, 1/24/2023[b]	1,054,340
2,515,000	4.400%, 6/10/2025	2,509,475
1,520,000	3.200%, 10/21/2026	1,418,872
2,244,000	3.668%, 7/24/2028[b]	2,137,086
1,140,000	4.125%, 7/25/2028	1,100,698
1,815,000	3.520%, 10/27/2028[b]	1,705,216
2,120,000	3.878%, 1/24/2039[b]	1,950,908
978,000	4.650%, 7/23/2048	987,604
	Citizens Bank NA
1,525,000	2.200%, 5/26/2020	1,495,455
	Comerica, Inc.
610,000	3.700%, 7/31/2023	606,550
	Commerzbank AG
1,850,000	8.125%, 9/19/2023[j]	2,109,273
	Commonwealth Bank of Australia
1,140,000	2.250%, 3/10/2020[j]	1,125,412
2,140,000	3.034%, (LIBOR 3M + 0.700%), 3/16/2023[b,j]	2,147,053
	Compass Bank
1,350,000	3.500%, 6/11/2021	1,343,084
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,975,000	3.950%, 11/9/2022	1,962,176
4,488,000	4.625%, 12/1/2023	4,555,342
	Credit Agricole SA
820,000	3.139%, (LIBOR 3M + 0.800%), 4/15/2019[b,j]	823,166
1,200,000	3.375%, 1/10/2022[j]	1,177,117
	Credit Suisse AG
772,000	5.400%, 1/14/2020	792,297
	Credit Suisse Group AG
1,800,000	2.997%, 12/14/2023[b,j]	1,717,140
900,000	7.250%, 9/12/2025[b,j,n]	903,375
1,385,000	3.869%, 1/12/2029[b,j]	1,302,984
	Credit Suisse Group Funding, Ltd.
1,036,000	3.125%, 12/10/2020	1,027,584
1,544,000	3.750%, 3/26/2025	1,488,559
	DDR Corporation
1,585,000	4.625%, 7/15/2022	1,620,341
	Deutsche Bank AG
876,000	2.700%, 7/13/2020	858,068
2,300,000	3.375%, 5/12/2021	2,257,512
950,000	4.250%, 10/14/2021	945,631
2,100,000	4.875%, 12/1/2032[b]	1,865,955
	Digital Realty Trust LP
1,500,000	3.400%, 10/1/2020	1,501,427
	Discover Bank
1,750,000	8.700%, 11/18/2019	1,844,708
738,000	3.100%, 6/4/2020	733,327
1,670,000	4.682%, 8/9/2028[b]	1,652,832
	Duke Realty, LP
330,000	3.875%, 2/15/2021	332,930

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Financials (3.3%) - continued
$960,000	4.375%, 6/15/2022	$983,540
	ERP Operating, LP
337,000	3.375%, 6/1/2025	328,246
	European Investment Bank
1,215,000	1.875%, 3/15/2019	1,211,619
	Fidelity National Financial, Inc.
1,300,000	5.500%, 9/1/2022	1,380,487
	Fifth Third Bancorp
740,000	2.875%, 7/27/2020	735,294
530,000	2.875%, 10/1/2021	520,969
1,200,000	2.600%, 6/15/2022	1,155,360
	Five Corners Funding Trust
3,070,000	4.419%, 11/15/2023[j]	3,149,957
	GE Capital International Funding Company
5,430,000	4.418%, 11/15/2035	5,089,357
	Goldman Sachs Group, Inc.
620,000	3.414%, (LIBOR 3M + 1.100%), 11/15/2018[b]	620,764
3,970,000	5.375%, 3/15/2020	4,092,607
780,000	3.507%, (LIBOR 3M + 1.160%), 4/23/2020[b]	789,906
2,600,000	5.375%, 5/10/2020[b,n]	2,652,000
2,863,000	5.250%, 7/27/2021	2,997,225
2,150,000	2.876%, 10/31/2022[b]	2,097,665
1,496,000	2.908%, 6/5/2023[b]	1,447,084
2,600,000	3.691%, 6/5/2028[b]	2,473,318
3,130,000	4.750%, 10/21/2045	3,178,927
	Hartford Financial Services Group, Inc.
2,660,000	5.125%, 4/15/2022	2,789,336
	HCP, Inc.
1,930,000	4.000%, 12/1/2022	1,933,237
660,000	3.400%, 2/1/2025	625,400
	HSBC Holdings plc
2,675,000	3.400%, 3/8/2021	2,668,416
1,475,000	6.875%, 6/1/2021[b,n]	1,526,625
1,225,000	2.650%, 1/5/2022	1,188,615
1,170,000	3.600%, 5/25/2023	1,158,109
1,460,000	3.900%, 5/25/2026	1,415,130
	HSBC USA, Inc.
1,885,000	2.350%, 3/5/2020	1,864,286
	Huntington National Bank
1,030,000	2.200%, 11/6/2018	1,029,693
	Icahn Enterprises, LP
1,045,000	6.750%, 2/1/2024	1,069,819
1,215,000	6.375%, 12/15/2025	1,219,556
	ING Groep NV
1,125,000	3.150%, 3/29/2022	1,097,862
1,300,000	4.100%, 10/2/2023[e]	1,298,927
	International Lease Finance Corporation
750,000	5.875%, 8/15/2022	793,211
	Intesa Sanpaolo SPA
1,040,000	3.125%, 7/14/2022[j]	967,069
	J.P. Morgan Chase & Company
625,000	2.250%, 1/23/2020	618,587
1,615,000	3.001%, (LIBOR 3M + 0.680%), 6/1/2021[b]	1,623,991
900,000	2.295%, 8/15/2021	874,923
1,930,000	4.500%, 1/24/2022	1,990,284
1,425,000	2.972%, 1/15/2023	1,387,614
1,158,000	3.200%, 1/25/2023	1,141,122
1,950,000	2.700%, 5/18/2023	1,875,234

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Financials (3.3%) - continued
$825,000	3.572%, (LIBOR 3M + 1.230%), 10/24/2023[b]	$841,437
1,320,000	3.625%, 5/13/2024	1,309,828
2,585,000	3.125%, 1/23/2025	2,478,797
3,200,000	3.900%, 7/15/2025	3,197,460
1,475,000	4.203%, 7/23/2029[b]	1,467,763
2,240,000	3.882%, 7/24/2038[b]	2,092,084
	J.P. Morgan Chase Bank NA
720,000	3.086%, 4/26/2021[b]	718,033
	KeyBank NA
975,000	2.350%, 3/8/2019	974,055
	KeyCorp
1,600,000	2.900%, 9/15/2020	1,589,030
	Kimco Realty Corporation
2,992,000	3.300%, 2/1/2025	2,837,745
	Kookmin Bank
1,225,000	1.625%, 8/1/2019[j]	1,208,487
	Liberty Mutual Group, Inc.
760,000	4.950%, 5/1/2022[j]	787,023
	Liberty Property, LP
2,210,000	3.750%, 4/1/2025	2,155,044
	Lloyds Bank plc
850,000	2.833%, (LIBOR 3M + 0.490%), 5/7/2021[b]	852,961
	Lloyds Banking Group plc
1,815,000	2.907%, 11/7/2023[b]	1,731,248
	MassMutual Global Funding
1,230,000	2.750%, 6/22/2024[j]	1,172,851
	MetLife, Inc.
1,300,000	4.050%, 3/1/2045	1,214,890
	Mitsubishi UFJ Financial Group, Inc.
1,200,000	2.190%, 9/13/2021	1,154,979
2,160,000	3.455%, 3/2/2023	2,131,595
1,870,000	3.287%, 7/25/2027	1,756,228
	Morgan Stanley
760,000	5.550%, 7/15/2020[b,n]	780,140
945,000	2.500%, 4/21/2021	923,224
1,900,000	2.625%, 11/17/2021	1,847,161
905,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2022[b]	917,656
1,683,000	2.750%, 5/19/2022	1,632,408
670,000	4.875%, 11/1/2022	694,025
1,450,000	3.125%, 1/23/2023	1,412,336
1,530,000	4.000%, 7/23/2025	1,524,186
1,925,000	4.350%, 9/8/2026	1,908,700
2,244,000	3.591%, 7/22/2028[b]	2,127,908
1,815,000	3.772%, 1/24/2029[b]	1,741,205
	MPT Operating Partnership, LP
2,200,000	6.375%, 3/1/2024	2,310,000
	Nasdaq, Inc.
900,000	3.850%, 6/30/2026	867,919
	National City Corporation
1,966,000	6.875%, 5/15/2019	2,016,667
	New York Life Global Funding
1,120,000	2.300%, 6/10/2022[j]	1,075,270
	Park Aerospace Holdings, Ltd.
2,290,000	5.500%, 2/15/2024[j]	2,344,388
	Prudential Financial, Inc.
530,000	2.350%, 8/15/2019	527,767
	Quicken Loans, Inc.
3,705,000	5.750%, 5/1/2025[j]	3,700,369
	Realty Income Corporation
1,475,000	4.125%, 10/15/2026	1,477,076
	Regency Centers, LP
2,100,000	4.125%, 3/15/2028	2,062,540

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Financials (3.3%) - continued
	Regions Financial Corporation
$1,158,000	3.200%, 2/8/2021	$1,152,567
	Reinsurance Group of America, Inc.
1,540,000	5.000%, 6/1/2021	1,597,627
	Reliance Standard Life Global Funding II
660,000	2.500%, 4/24/2019[j]	658,868
	Royal Bank of Scotland Group plc
1,870,000	8.625%, 8/15/2021[b,n]	2,003,238
1,000,000	3.875%, 9/12/2023	971,605
2,305,000	5.125%, 5/28/2024	2,306,217
	Santander UK Group Holdings plc
1,351,000	2.875%, 10/16/2020	1,332,705
	Simon Property Group, LP
570,000	2.500%, 9/1/2020	562,513
1,400,000	2.750%, 2/1/2023	1,352,938
1,520,000	4.250%, 11/30/2046	1,476,011
	Skandinaviska Enskilda Banken AB
1,025,000	2.375%, 3/25/2019[j]	1,022,324
	Societe Generale SA
1,122,000	4.750%, 11/24/2025[j]	1,111,702
	Standard Chartered plc
2,479,000	2.100%, 8/19/2019[j]	2,458,406
	State Street Corporation
873,000	3.222%, (LIBOR 3M + 0.900%), 8/18/2020[b]	884,899
	Sumitomo Mitsui Financial Group, Inc.
1,280,000	2.784%, 7/12/2022	1,238,801
1,090,000	3.102%, 1/17/2023	1,060,486
1,140,000	3.010%, 10/19/2026	1,052,174
	Sumitomo Mitsui Trust Bank, Ltd.
1,825,000	1.950%, 9/19/2019[j]	1,806,326
	SunTrust Banks, Inc.
1,500,000	2.250%, 1/31/2020	1,483,196
	Svenska Handelsbanken AB
1,190,000	2.824%, (LIBOR 3M + 0.490%), 6/17/2019[b]	1,193,571
	Synchrony Financial
2,483,000	3.000%, 8/15/2019	2,477,991
520,000	3.578%, (LIBOR 3M + 1.230%), 2/3/2020[b]	523,379
590,000	4.250%, 8/15/2024	570,415
1,850,000	3.950%, 12/1/2027	1,676,159
	Toronto-Dominion Bank
560,000	3.262%, (LIBOR 3M + 0.930%), 12/14/2020[b]	568,433
	UBS Group Funding Jersey, Ltd.
1,158,000	4.125%, 9/24/2025[j]	1,150,225
	UBS Group Funding Switzerland AG
1,505,000	3.491%, 5/23/2023[j]	1,474,257
	UnitedHealth Group, Inc.
340,000	3.350%, 7/15/2022	339,475
1,815,000	2.950%, 10/15/2027	1,699,062
3,450,000	4.625%, 7/15/2035	3,671,409
	USB Realty Corporation
535,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,j,n]	480,163
	Ventas Realty, LP
1,550,000	3.100%, 1/15/2023	1,504,826
1,790,000	4.000%, 3/1/2028	1,726,617
	Voya Financial, Inc.
2,618,000	3.125%, 7/15/2024	2,469,214

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Financials (3.3%) - continued
	Wells Fargo & Company
$780,000	3.019%, (LIBOR 3M + 0.680%), 1/30/2020[b]	$785,094
1,550,000	2.550%, 12/7/2020	1,525,534
1,680,000	2.625%, 7/22/2022	1,622,329
1,550,000	3.069%, 1/24/2023	1,512,416
1,520,000	3.450%, 2/13/2023	1,492,716
1,320,000	3.000%, 2/19/2025	1,250,078
125,000	3.000%, 4/22/2026	116,263
1,475,000	3.000%, 10/23/2026	1,367,919
2,680,000	4.900%, 11/17/2045	2,713,564
	Welltower, Inc.
610,000	3.950%, 9/1/2023	609,730
2,535,000	4.000%, 6/1/2025	2,500,029
	ZB NA
1,550,000	3.500%, 8/27/2021	1,540,927

	Total	337,844,291

Foreign Government (<0.1%)
	Export-Import Bank of Korea
765,000	2.250%, 1/21/2020	755,433
	Kommunalbanken AS
1,270,000	1.500%, 10/22/2019[j]	1,252,474

	Total	2,007,907

Mortgage-Backed Securities (7.9%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
90,995,000	4.000%, 10/1/2048[e]	91,879,317
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,432,967	3.000%, 3/15/2045, Ser. 4741, Class GA	1,401,310
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
42,020,000	3.500%, 10/1/2033[e]	42,235,941
45,300,000	5.000%, 10/1/2048[e]	47,554,381
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,167,440	4.282%, (LIBOR 12M + 1.550%), 7/1/2043[b]	1,205,045
2,006,878	4.288%, (LIBOR 12M + 1.540%), 7/1/2043[b]	2,070,620
860,823	4.280%, (LIBOR 12M + 1.530%), 8/1/2043[b]	887,533
267,975,000	3.500%, 10/1/2048[e]	263,706,962
210,150,000	4.000%, 10/1/2048[e]	212,196,861
143,268,000	4.500%, 10/1/2048[e]	147,795,498
	U.S. Residential Opportunity Fund Trust
601,044	3.352%, 11/27/2037, Ser. 2017-1III, Class Aj	595,821

	Total	811,529,289

Technology (0.7%)
	Amphenol Corporation
511,000	2.550%, 1/30/2019	510,722
	Apple, Inc.
615,000	2.638%, (LIBOR 3M + 0.300%), 5/6/2020[b]	617,485
590,000	3.000%, 2/9/2024	578,251

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Technology (0.7%) - continued
$1,500,000	3.200%, 5/11/2027	$1,449,333
1,975,000	3.000%, 6/20/2027	1,878,246
1,405,000	3.000%, 11/13/2027	1,332,818
1,805,000	4.500%, 2/23/2036	1,938,433
1,154,000	4.650%, 2/23/2046	1,244,644
1,875,000	4.250%, 2/9/2047	1,910,390
2,570,000	3.750%, 9/12/2047	2,405,934
	Applied Materials, Inc.
736,000	3.300%, 4/1/2027	708,358
	Avnet, Inc.
1,100,000	3.750%, 12/1/2021	1,096,714
	Baidu, Inc.
1,650,000	3.000%, 6/30/2020	1,634,914
	Broadcom Corporation
1,146,000	3.875%, 1/15/2027	1,080,805
3,270,000	3.500%, 1/15/2028	2,969,571
	Cisco Systems, Inc.
825,000	2.821%, (LIBOR 3M + 0.500%), 3/1/2019[b]	826,747
	CommScope Technologies Finance, LLC
2,220,000	6.000%, 6/15/2025[j]	2,291,040
	Diamond 1 Finance Corporation
950,000	3.480%, 6/1/2019[j]	952,415
1,975,000	4.420%, 6/15/2021[j]	2,004,260
1,870,000	5.450%, 6/15/2023[j]	1,964,202
2,110,000	6.020%, 6/15/2026[j]	2,247,037
	Equinix, Inc.
2,695,000	5.750%, 1/1/2025	2,765,744
	Fidelity National Information Services, Inc.
842,000	3.625%, 10/15/2020	846,555
	Harland Clarke Holdings Corporation
2,255,000	8.375%, 8/15/2022[j]	2,161,981
	Hewlett Packard Enterprise Company
301,000	2.850%, 10/5/2018	301,011
1,600,000	3.118%, (LIBOR 3M + 0.720%), 10/5/2021[b]	1,601,539
610,000	3.500%, 10/5/2021	609,294
760,000	4.400%, 10/15/2022	780,462
	Intel Corporation
925,000	3.700%, 7/29/2025	930,487
1,737,000	4.100%, 5/19/2046	1,714,437
	Marvell Technology Group, Ltd.
950,000	4.200%, 6/22/2023	945,099
1,265,000	4.875%, 6/22/2028	1,270,927
	Microsoft Corporation
2,400,000	4.750%, 11/3/2055	2,708,421
2,400,000	4.200%, 11/3/2035	2,500,804
4,500,000	3.700%, 8/8/2046	4,312,416
1,850,000	4.250%, 2/6/2047	1,939,078
	NetApp, Inc.
1,200,000	2.000%, 9/27/2019	1,189,327
	NXP BV
1,830,000	3.875%, 9/1/2022[j]	1,811,700
	Oracle Corporation
1,544,000	2.400%, 9/15/2023	1,473,553
3,565,000	2.950%, 5/15/2025	3,417,769
1,815,000	3.850%, 7/15/2036	1,751,017
	Seagate HDD Cayman
1,265,000	4.750%, 1/1/2025	1,212,408
	Sensata Technologies UK Financing Company plc
1,555,000	6.250%, 2/15/2026[j]	1,636,638

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Technology (0.7%) - continued
	Texas Instruments, Inc.
$1,630,000	4.150%, 5/15/2048	$1,632,140
	Tyco Electronics Group SA
374,000	3.450%, 8/1/2024	363,748
748,000	3.125%, 8/15/2027	695,310
	VMware, Inc.
450,000	2.950%, 8/21/2022	433,052

	Total	72,647,236

Transportation (0.1%)
	Air Canada Pass Through Trust
412,281	3.875%, 3/15/2023[j]	404,036
	Air Lease Corporation
610,000	3.500%, 1/15/2022	605,457
	American Airlines Pass Through Trust
1,344,031	3.375%, 5/1/2027	1,293,630
	Avis Budget Car Rental, LLC
1,625,000	6.375%, 4/1/2024[i,j]	1,616,875
	Burlington Northern Santa Fe, LLC
1,120,000	5.750%, 5/1/2040	1,338,697
3,220,000	5.050%, 3/1/2041	3,550,725
1,175,000	4.450%, 3/15/2043	1,206,652
	CSX Corporation
442,000	3.700%, 11/1/2023	442,921
	Delta Air Lines, Inc.
830,000	2.875%, 3/13/2020	823,236
188,034	4.950%, 11/23/2020	189,209
	ERAC USA Finance, LLC
294,000	2.800%, 11/1/2018[j]	294,043
	J.B. Hunt Transport Services, Inc.
510,000	3.300%, 8/15/2022	500,129
	XPO Logistics, Inc.
1,703,000	6.500%, 6/15/2022[j]	1,758,348

	Total	14,023,958

U.S. Government and Agencies (6.8%)
	Federal National Mortgage Association
540,000	6.250%, 5/15/2029	680,628
	Federal National Mortgage Association - ACES
9,025,000	3.639%, 8/25/2030, Ser. 2018-M12, Class A2	8,949,135
	U.S. Treasury Bonds
4,500,000	2.375%, 5/15/2027	4,273,066
3,845,000	2.250%, 11/15/2027	3,599,280
76,750,000	2.875%, 5/15/2028	75,601,748
4,750,000	5.250%, 11/15/2028	5,650,830
2,975,000	4.375%, 5/15/2040	3,533,975
390,000	3.000%, 5/15/2042	377,675
69,076,000	2.500%, 5/15/2046	60,209,447
	U.S. Treasury Bonds, TIPS
37,016,462	0.125%, 1/15/2023	35,841,183
140,377	2.375%, 1/15/2025	152,972
32,914,222	0.375%, 1/15/2027	31,432,653
32,420,079	0.375%, 7/15/2027	30,984,816
99,104	2.125%, 2/15/2040	119,725
1,059,497	0.750%, 2/15/2042	994,341
	U.S. Treasury Notes
14,000,000	0.750%, 2/15/2019	13,917,422
13,400,000	1.000%, 10/15/2019	13,172,305
92,850,000	1.500%, 10/31/2019[o,p]	91,685,748
58,410,000	1.750%, 11/30/2019	57,780,267
5,080,000	2.250%, 3/31/2020	5,041,900
63,255,000	1.375%, 9/30/2020	61,488,307

Principal Amount	Long-Term Fixed Income (28.2%)	Value
U.S. Government and Agencies (6.8%) - continued
$1,015,000	1.875%, 12/15/2020	$994,185
5,000,000	1.375%, 5/31/2021	4,809,375
37,049,000	1.125%, 8/31/2021	35,238,520
38,000,000	1.875%, 7/31/2022	36,564,609
20,050,000	2.000%, 11/30/2022	19,320,055
4,910,000	2.500%, 3/31/2023	4,819,472
28,490,000	2.125%, 7/31/2024	27,187,918
48,185,000	2.250%, 11/15/2024	46,182,311
12,900,000	2.125%, 11/30/2024	12,271,629
	U.S. Treasury Notes, TIPS
4,572,104	0.125%, 4/15/2021	4,478,608

	Total	697,354,105

Utilities (0.8%)
	American Electric Power Company, Inc.
2,552,000	2.950%, 12/15/2022	2,494,126
	Appalachian Power Company
750,000	3.300%, 6/1/2027	716,686
	Arizona Public Service Company
675,000	2.200%, 1/15/2020	667,307
	Atmos Energy Corporation
785,000	3.000%, 6/15/2027	741,665
	Berkshire Hathaway Energy Company
455,000	2.400%, 2/1/2020	451,228
1,165,000	4.500%, 2/1/2045	1,163,870
	Calpine Corporation
1,235,000	5.375%, 1/15/2023	1,160,900
	CMS Energy Corporation
1,140,000	2.950%, 2/15/2027	1,049,727
	Commonwealth Edison Company
1,300,000	3.700%, 3/1/2045	1,192,785
650,000	4.350%, 11/15/2045	656,995
	Consolidated Edison, Inc.
772,000	2.000%, 5/15/2021	745,729
579,000	4.500%, 12/1/2045	590,722
	Dominion Energy, Inc.
1,495,000	2.962%, 7/1/2019	1,494,312
1,496,000	2.579%, 7/1/2020	1,476,536
	Dominion Gas Holdings, LLC
1,885,000	2.500%, 12/15/2019	1,870,766
	DTE Electric Company
965,000	3.700%, 3/15/2045	894,364
1,225,000	3.700%, 6/1/2046	1,128,963
	DTE Energy Company
265,000	2.400%, 12/1/2019	262,532
	Duke Energy Carolinas, LLC
2,540,000	3.700%, 12/1/2047	2,307,464
	Duke Energy Corporation
1,520,000	3.750%, 9/1/2046	1,333,670
	Duke Energy Florida, LLC
1,030,000	3.200%, 1/15/2027	989,850
	Duke Energy Indiana, LLC
1,550,000	3.750%, 5/15/2046	1,415,169
	Dynegy, Inc.
2,665,000	7.375%, 11/1/2022	2,772,080
	Edison International
1,520,000	2.950%, 3/15/2023	1,456,350
	Emera U.S. Finance, LP
1,175,000	2.150%, 6/15/2019	1,167,410
	Energy Transfer Partners, LP
1,630,000	5.200%, 2/1/2022	1,692,694
	Eversource Energy
1,625,000	2.500%, 3/15/2021	1,596,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Utilities (0.8%) - continued
	Exelon Corporation
$825,000	5.100%, 6/15/2045	$866,639
1,158,000	4.450%, 4/15/2046	1,120,832
	Exelon Generation Company, LLC
1,077,000	5.200%, 10/1/2019	1,099,604
1,385,000	2.950%, 1/15/2020	1,381,188
	FirstEnergy Corporation
460,000	2.850%, 7/15/2022	444,600
2,645,000	4.850%, 7/15/2047	2,686,280
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	293,701
760,000	5.300%, 7/1/2043	831,756
	MidAmerican Energy Holdings Company
2,316,000	6.500%, 9/15/2037	2,857,414
	Mississippi Power Company
1,040,000	3.031%, (LIBOR 3M + 0.650%), 3/27/2020[b]	1,040,125
1,040,000	3.950%, 3/30/2028	1,017,130
	Monongahela Power Company
990,000	5.400%, 12/15/2043[j]	1,156,549
	National Rural Utilities Cooperative Finance Corporation
1,500,000	2.300%, 11/1/2020	1,472,640
	NextEra Energy Capital Holdings, Inc.
965,000	2.300%, 4/1/2019	963,136
	NiSource Finance Corporation
748,000	3.490%, 5/15/2027	709,041
2,200,000	5.650%, 2/1/2045	2,453,873
	NRG Energy, Inc.
1,150,000	7.250%, 5/15/2026	1,251,396
	Oncor Electric Delivery Company, LLC
2,992,000	3.750%, 4/1/2045	2,824,481
	Pacific Gas and Electric Company
1,850,000	3.300%, 3/15/2027	1,701,093
900,000	3.300%, 12/1/2027	822,332
900,000	3.950%, 12/1/2047	780,211
	PPL Capital Funding, Inc.
497,000	3.500%, 12/1/2022	491,882
748,000	3.400%, 6/1/2023	734,603
1,400,000	5.000%, 3/15/2044	1,454,874
	PPL Electric Utilities Corporation
1,122,000	3.950%, 6/1/2047	1,080,352
	Public Service Electric & Gas Company
1,900,000	3.000%, 5/15/2027	1,796,838
	San Diego Gas and Electric Company
1,540,000	4.150%, 5/15/2048	1,506,689
	Sempra Energy
630,000	2.400%, 3/15/2020	621,433
	South Carolina Electric & Gas Company
1,850,000	5.100%, 6/1/2065	1,849,618
	Southern California Edison Company
1,500,000	4.000%, 4/1/2047	1,410,557
900,000	4.125%, 3/1/2048	858,814
	Southern Company
1,500,000	2.950%, 7/1/2023	1,440,592
1,843,000	3.250%, 7/1/2026	1,718,124
1,550,000	4.400%, 7/1/2046	1,473,951
	Southern Company Gas Capital Corporation
1,870,000	4.400%, 5/30/2047	1,778,156

Principal Amount	Long-Term Fixed Income (28.2%)	Value
Utilities (0.8%) - continued
	Southwestern Electric Power Company
$620,000	3.900%, 4/1/2045	$561,535

	Total	80,042,139

	Total Long-Term Fixed Income (cost $2,952,025,847)	2,906,527,653

Contracts	Options Purchased (<0.1%)	Value
	FNMA Conventional 30-Yr. Pass Through Put Option
140	$97.37, expires 12/6/2018[c]	293,563

	Total Options Purchased (cost $525,000)	293,563

Shares	Collateral Held for Securities Loaned (0.4%)	Value
38,621,512	Thrivent Cash Management Trust	38,621,512

	Total Collateral Held for Securities Loaned (cost $38,621,512)	38,621,512

Shares or Principal Amount	Short-Term Investments (12.1%)	Value
	Federal Home Loan Bank Discount Notes
6,000,000	1.910%, 10/4/2018[o,q]	5,998,944
1,800,000	1.940%, 10/19/2018[o,q]	1,798,101
17,250,000	1.989%, 10/30/2018[o,q]	17,220,675
1,600,000	2.130%, 11/21/2018[o,q]	1,595,127
5,300,000	2.100%, 11/28/2018[o,q]	5,281,641
1,400,000	2.100%, 11/29/2018[o,q]	1,395,066
2,900,000	2.108%, 11/30/2018[o,q]	2,889,609
16,200,000	2.150%, 12/4/2018[o,q]	16,137,209
	Thrivent Core Short-Term Reserve Fund
119,349,879	2.340%	1,193,498,787

	Total Short-Term Investments (cost $1,245,812,777)	1,245,815,159

	Total Investments (cost $9,811,078,776) 108.4%	$11,139,152,048

	Other Assets and Liabilities, Net (8.4%)	(859,270,684)

	Total Net Assets 100.0%	$10,279,881,364

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h	Non-income producing security.
i	All or a portion of the security is on loan.
j

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $274,441,183 or 2.7% of total net assets.

k

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 28, 2018.

l

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

m	All or a portion of the security is insured or guaranteed.
n	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
p	At September 28, 2018, $2,651,333 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Portfolio as of September 28, 2018 was $96,320,983 or 0.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 28, 2018.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	$616,233
Apidos CLO XVIII, 7/22/2026	4/4/2017	3,200,000
Ares CLO, Ltd., 10/17/2030	8/17/2018	4,250,000
Ares XXXIIR CLO, Ltd., 5/15/2030	4/6/2018	2,750,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	1,400,000
Betony CLO, Ltd., 4/30/2031	6/5/2018	1,260,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	2,350,000
Buttermilk Park CLO, Ltd., 10/15/2031	8/27/2018	7,100,000
Carlyle Global Market Strategies CLO, Ltd., 7/15/2031	8/24/2018	4,650,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	1,400,000
Digicel, Ltd., 4/15/2021	8/18/2014	3,715,035
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	462,590
Dryden Senior Loan Fund, 7/18/2030	8/28/2018	3,950,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	34,398
Galaxy XX CLO, Ltd., 4/20/2031	2/23/2018	4,500,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	1,325,000
Golub Capital Partners, Ltd., 1/20/2031	11/20/2017	3,683,000
Golub Capital Partners, Ltd., 1/20/2031	12/11/2017	2,500,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	4,500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	3,575,000
Magnetite XII, Ltd., 10/15/2031	8/14/2018	4,425,000
Mountain View CLO, Ltd., 7/15/2031	5/31/2018	3,175,000
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	2,662,047
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	850,000
Octagon Investment Partners XVI, Ltd., 7/17/2030	6/15/2018	750,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	3,250,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	1,300,000
PPM CLO, Ltd., 7/15/2031	7/2/2018	2,646,820
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	4,877,075
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	864,686
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	3,000,000
Shackleton CLO, Ltd., 7/15/2031	7/12/2018	3,000,000
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	4,500,000
Verus Securitization Trust, 7/25/2047	7/24/2017	2,609,589
Voya CLO 3, Ltd., 7/25/2026	12/13/2017	1,400,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of September 28, 2018:

Securities Lending Transactions
Taxable Debt Security	$16,265,176
Common Stock	20,970,154
Total lending	$37,235,330
Gross amount payable upon return of collateral for securities loaned	$38,621,512
Net amounts due to counterparty	$1,386,182

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
DRIP	-	Dividend Reinvestment Plan
ETF	-	Exchange Traded Fund
FNMA	-	Federal National Mortgage Association
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	11,200,863	–	8,018,098	3,182,765
Capital Goods	17,833,418	–	17,833,418	–
Communications Services	46,608,632	–	46,608,632	–
Consumer Cyclical	24,254,566	–	24,254,566	–
Consumer Non-Cyclical	33,343,623	–	33,343,623	–
Energy	11,350,817	–	10,451,465	899,352
Financials	29,098,226	–	27,368,914	1,729,312
Technology	15,783,361	–	15,783,361	–
Transportation	4,261,782	–	4,261,782	–
Utilities	5,786,587	–	5,786,587	–
Registered Investment Companies
Affiliated Equity Holdings	2,028,396,061	2,028,396,061	–	–
Affiliated Fixed Income Holdings	1,052,635,090	1,052,635,090	–	–
Equity Funds/Exchange Traded Funds	52,339,543	52,339,543	–	–
Fixed Income Funds/Exchange Traded Funds	17,337,840	17,337,840	–	–
Common Stock
Consumer Discretionary	385,985,143	370,976,160	15,008,983	–
Consumer Staples	73,922,485	63,389,377	10,533,108	–
Energy	143,191,663	138,906,371	4,284,718	574
Financials	501,239,426	488,634,239	12,605,187	–
Health Care	390,182,755	382,349,022	7,833,733	–
Industrials	408,891,549	394,657,381	14,234,168	–
Information Technology	827,892,115	817,890,511	10,001,604	–
Materials	109,546,708	96,439,862	13,106,837	9
Real Estate	112,037,844	110,357,718	1,680,126	–
Telecommunications Services	22,684,068	20,477,683	2,206,385	–
Utilities	43,441,608	41,164,927	2,276,681	–
Long-Term Fixed Income
Asset-Backed Securities	121,378,174	–	117,428,174	3,950,000
Basic Materials	48,902,182	–	48,902,182	–
Capital Goods	59,000,939	–	59,000,939	–
Collateralized Mortgage Obligations	64,437,261	–	59,938,161	4,499,100
Commercial Mortgage-Backed Securities	119,462,328	–	119,462,328	–
Communications Services	115,738,336	–	115,738,336	–
Consumer Cyclical	81,966,575	–	81,966,575	–
Consumer Non-Cyclical	149,754,979	–	149,754,979	–
Energy	130,437,954	–	130,437,954	–
Financials	337,844,291	–	337,844,291	–
Foreign Government	2,007,907	–	2,007,907	–
Mortgage-Backed Securities	811,529,289	–	811,529,289	–
Technology	72,647,236	–	72,647,236	–
Transportation	14,023,958	–	14,023,958	–
U.S. Government and Agencies	697,354,105	–	697,354,105	–
Utilities	80,042,139	–	80,042,139	–
Options Purchased	293,563	–	–	293,563
Short-Term Investments	52,316,372	–	52,316,372	–

Subtotal Investments in Securities	$9,328,383,361	$6,075,951,785	$3,237,876,901	$14,554,675

Other Investments *	Total
Affiliated Registered Investment Companies	578,648,388
Short-Term Investments	1,193,498,787
Collateral Held for Securities Loaned	38,621,512

Subtotal Other Investments	$1,810,768,687

Total Investments at Value	$11,139,152,048

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	20,812,811	20,812,811	–	–

Total Asset Derivatives	$20,812,811	$20,812,811	$–	$–

Liability Derivatives
Futures Contracts	11,836,901	11,836,901	–	–

Total Liability Derivatives	$11,836,901	$11,836,901	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $81,999,448 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 5-Yr. U.S. Treasury Note	1,075	December 2018	$121,982,239	($1,069,937)
CBOT U.S. Long Bond	1,177	December 2018	170,429,753	(5,061,253)
CME E-mini S&P 500 Index	5,750	December 2018	835,995,576	3,216,924
CME Ultra Long Term U.S. Treasury Bond	222	December 2018	35,590,107	(1,339,670)
ICE mini MSCI EAFE Index	4,803	December 2018	467,961,691	6,454,634
ICE US mini MSCI Emerging Markets Index	715	December 2018	36,653,079	873,696

Total Futures Long Contracts			$1,668,612,445	$3,074,394

CBOT 10-Yr. U.S. Treasury Note	(171)	December 2018	($20,611,632)	$300,038
CBOT 2-Yr. U.S. Treasury Note	(1,238)	December 2018	(261,775,199)	886,037
CME E-mini NASDAQ 100 Index	(2,881)	December 2018	(436,729,464)	(4,366,041)
CME E-mini Russell 2000 Index	(3,662)	December 2018	(315,017,315)	3,600,835
CME E-mini S&P Mid-Cap 400 Index	(2,033)	December 2018	(416,738,101)	5,014,941
Ultra 10-Yr. U.S. Treasury Note	(197)	December 2018	(25,287,706)	465,706

Total Futures Short Contracts			($1,476,159,417)	$5,901,516

Total Futures Contracts			$192,453,028	$8,975,910

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The following table presents Moderate Allocation Portfolio’s options contracts held as of September 28, 2018.

Option Description (Underlying Security Description)	Counter- party	Number of Contracts	Exercise Price	Expiration Date	Notional Principal Amount	Value	Unrealized Appreciation/ (Depreciation)
FNMA Conventional 30-Yr. Pass Through Put Option	JPM	140	$97.37	December 2018	137,447,520	$293,563	($231,437)
(Federal National Mortgage Association Conventional 30-Yr. Pass Through)

Total Options Purchased Contracts						$293,563	($231,437)

Counterparty:

JPM	-	J.P. Morgan

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Equity Holdings
Core International Equity	$101,342	$–	$–	10,014	$100,741	1.0%
Core Low Volatility Equity*	–	278,000	–	27,923	308,546	3.0
Large Cap Stock	336,126	24,025	–	25,139	360,150	3.5
Large Cap Value	600,310	31,160	–	33,377	646,813	6.3
Mid Cap Stock	354,525	27,877	–	18,441	374,352	3.6
Partner Worldwide Allocation	642,668	35,336	77,000	54,199	541,639	5.3
Small Cap Stock	99,369	8,218	3,813	4,946	105,442	1.0

Total Affiliated Equity Holdings	2,134,340				2,437,683	23.7

Affiliated Fixed Income Holdings
Core Emerging Markets Debt	157,883	21,956	–	18,329	169,361	1.7
High Yield Portfolio	181,814	7,797	–	39,097	185,193	1.8
Income	554,481	18,775	–	55,578	545,144	5.3
Limited Maturity Bond	319,257	5,799	–	32,949	322,298	3.1

Total Affiliated Fixed Income Holdings	1,213,435				1,221,996	11.9

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	932,140	1,543,926	1,282,567	119,350	1,193,499	11.6

Total Affiliated Short-Term Investments	932,140				1,193,499	11.6

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	21,084	271,452	253,914	38,622	38,622	0.4

Total Collateral Held for Securities Loaned	21,084				38,622	0.4

Total Value	$4,300,999				$4,891,800

*	Non-income producing security.

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Equity Holdings
Core International Equity	$–	$(601)	–	$–
Core Low Volatility Equity*	–	30,546	–	–
Large Cap Stock	–	(1)	19,792	4,234
Large Cap Value	–	15,343	23,042	8,118
Mid Cap Stock	–	(8,050)	26,666	1,210
Partner Worldwide Allocation	(31,276)	(28,090)	18,168	17,169
Small Cap Stock	358	1,310	7,804	414
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	–	(10,477)	–	5,196
High Yield Portfolio	–	(4,417)	–	7,794
Income	–	(28,112)	4,144	14,639
Limited Maturity Bond	–	(2,758)	–	5,797
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	–	–	–	17,334

Total Income from Affiliated Investments				$81,905

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	417

Total Affiliated Income from Securities Loaned, Net				$417

Total Value	$(30,918)	$(35,307)	$99,616

*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (1.1%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$507,424	4.992%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$507,424
	Big River Steel, LLC, Term Loan
440,550	7.386%, (LIBOR 3M + 5.000%), 8/23/2023[b]	446,608
	Chemours Company, Term Loan
507,450	4.000%, (LIBOR 1M + 1.750%), 4/3/2025[b]	507,770
	CONSOL Mining Corporation, Term Loan
54,588	8.250%, (LIBOR 1M + 6.000%), 11/28/2022[b]	55,679
	Contura Energy, Inc., Term Loan
780,388	7.300%, (LIBOR 2M + 5.000%), 3/17/2024[b,c]	778,437
	Coronado Australian Holdings Property, Ltd., Term Loan
66,133	8.886%, (LIBOR 3M + 6.500%), 3/29/2025[b]	66,711
241,880	8.886%, (LIBOR 3M + 6.500%), 3/29/2025[b]	243,996
	MRC Global (US), Inc., Term Loan
437,794	5.242%, (LIBOR 1M + 3.000%), 9/20/2024[b,c]	440,531
	Peabody Energy Corporation, Term Loan
358,200	4.992%, (LIBOR 1M + 2.750%), 3/31/2025[b]	358,648
	Starfruit US Holdco, LLC, Term Loan
265,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,d,e]	266,012
	Tronox Finance, LLC, Term Loan
301,558	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	302,626

	Total	3,974,442

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
453,143	4.413%, (LIBOR 1W + 2.250%), 11/10/2023[b]	454,615
	Ball Metalpack, LLC, Term Loan
224,437	6.742%, (LIBOR 1M + 4.500%), 7/31/2025[b]	226,401
	Flex Acquisition Company, Inc. Term Loan
1,635,000	5.751%, (LIBOR 1M + 3.250%), 6/22/2025[b]	1,638,270
	GFL Environmental, Inc., Term Loan
24,309	0.000%, (LIBOR 3M + 2.750%), 5/31/2025[b,d,e]	24,320
195,201	5.136%, (LIBOR 3M + 2.750%), 5/31/2025[b]	195,284
	Navistar, Inc., Term Loan
109,450	5.640%, (LIBOR 1M + 3.500%), 11/6/2024[b]	109,997
	Sotera Health Holdings, LLC, Term Loan
442,814	5.242%, (LIBOR 1M + 3.000%), 5/15/2022[b]	443,181

Principal Amount	Bank Loans (1.1%)[a]	Value
Capital Goods (0.1%) - continued
	Vertiv Group Corporation, Term Loan
$1,220,969	6.313%, (LIBOR 3M + 4.000%), 11/15/2023[b]	$1,225,035

	Total	4,317,103

Communications Services (0.3%)
	Altice Financing SA, Term Loan
83,937	4.492%, (LIBOR 1M + 2.750%), 7/15/2025[b]	83,832
1,365,000	6.158%, (LIBOR 1M + 4.000%), 1/31/2026[b]	1,353,056
	Altice France SA, Term Loan
306,125	4.992%, (LIBOR 1M + 2.750%), 7/31/2025[b]	298,472
	CBS Radio, Inc., Term Loan
74,438	4.962%, (LIBOR 1M + 2.750%), 11/17/2024[b]	73,773
	CenturyLink, Inc., Term Loan
1,850,663	4.992%, (LIBOR 1M + 2.750%), 1/31/2025[b]	1,837,246
	Charter Communications Operating, LLC, Term Loan
848,588	4.250%, (LIBOR 1M + 2.000%), 4/30/2025[b]	849,648
	CSC Holdings, LLC, Term Loan
88,875	4.408%, (LIBOR 1M + 2.250%), 7/17/2025[b]	88,838
	Frontier Communications Corporation, Term Loan
1,054,131	6.000%, (LIBOR 1M + 3.750%), 6/15/2024[b]	1,031,562
	Gray Television, Inc., Term Loan
64,914	4.354%, (LIBOR 1M + 2.250%), 2/7/2024[b]	65,030
	HCP Acquisition, LLC, Term Loan
559,477	5.242%, (LIBOR 1M + 3.000%), 5/16/2024[b,d,e]	560,177
	Intelsat Jackson Holdings SA, Term Loan
685,000	5.980%, (LIBOR 1M + 3.750%), 11/27/2023[b]	687,377
	Level 3 Financing, Inc., Term Loan
115,000	4.432%, (LIBOR 1M + 2.250%), 2/22/2024[b]	115,304
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,910,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	2,857,271
170,000	9.089%, (LIBOR 3M + 6.750%), 7/7/2023[b]	158,100
	Mediacom Illinois, LLC, Term Loan
268,650	3.920%, (LIBOR 1W + 1.750%), 2/15/2024[b]	267,755
	NEP/NCP Holdco, Inc., Term Loan
916,014	5.492%, (LIBOR 1M + 3.250%), 7/21/2022[b]	915,629
49,499	9.148%, (LIBOR 1M + 7.000%), 1/31/2023[b]	49,499
	Radiate Holdco, LLC, Term Loan
1,687,154	5.242%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,683,813
	SBA Senior Finance II, LLC, Term Loan
379,050	4.250%, (LIBOR 1M + 2.000%), 4/11/2025[b]	379,353

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (1.1%)[a]	Value
Communications Services (0.3%) - continued
	Sprint Communications, Inc., Term Loan
$1,477,500	4.750%, (LIBOR 1M + 2.500%), 2/2/2024[b]	$1,481,194
	Syniverse Holdings, Inc., Term Loan
194,025	7.148%, (LIBOR 1M + 5.000%), 3/9/2023[b]	194,590
	TNS, Inc., Term Loan
396,076	6.320%, (LIBOR 3M + 4.000%), 8/14/2022[b]	396,821
	Unitymedia Finance, LLC, Term Loan
130,000	4.408%, (LIBOR 1M + 2.250%), 1/15/2026[b]	130,090
	Univision Communications, Inc., Term Loan
1,112,652	4.992%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,081,219
	Virgin Media Bristol, LLC, Term Loan
130,000	4.658%, (LIBOR 1M + 2.500%), 1/15/2026[b]	130,192
	WideOpenWest Finance, LLC, Term Loan
517,770	5.408%, (LIBOR 1M + 3.250%), 8/19/2023[b]	506,550
	Windstream Services, LLC, Term Loan
801,255	6.160%, (LIBOR 1M + 4.000%), 3/30/2021[b]	765,864

	Total	18,042,255

Consumer Cyclical (0.1%)
	Boyd Gaming Corporation, Term Loan
54,694	4.417%, (LIBOR 1W + 2.250%), 9/15/2023[b]	54,949
	Burlington Coat Factory Warehouse Corporation, Term Loan
654,141	4.720%, (LIBOR 1M + 2.500%), 11/17/2024[b]	658,229
	Cengage Learning Acquisitions, Term Loan
1,039,917	6.415%, (LIBOR 1M + 4.250%), 6/7/2023[b,d,e]	968,422
	Eldorado Resorts, Inc., Term Loan
39,590	4.408%, (LIBOR 2M + 2.250%), 4/17/2024[b]	39,755
	Four Seasons Hotels, Ltd., Term Loan
446,591	4.242%, (LIBOR 1M + 2.000%), 11/30/2023[b]	446,662
	Golden Entertainment, Inc., Term Loan
962,725	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b]	965,132
155,000	9.250%, (LIBOR 1M + 7.000%), 10/20/2025[b]	156,744
	Golden Nugget, Inc., Term Loan
121,920	4.952%, (LIBOR 1M + 2.750%), 10/4/2023[b]	122,335
	Men’s Warehouse, Inc., Term Loan
248,750	5.604%, (LIBOR 1M + 3.500%), 4/9/2025[b]	249,218
	Mohegan Gaming and Entertainment, Term Loan
747,002	6.242%, (LIBOR 1M + 4.000%), 10/13/2023[b]	703,781

Principal Amount	Bank Loans (1.1%)[a]	Value
Consumer Cyclical (0.1%) - continued
	Neiman Marcus Group, LLC, Term Loan
$253,672	5.370%, (LIBOR 1M + 3.250%), 10/25/2020[b]	$235,339
	Penn National Gaming, Inc. Term Loan
375,000	0.000%, (LIBOR 3M + 2.250%), 10/15/2025[b,d,e]	376,875
	Scientific Games International, Inc., Term Loan
1,442,750	5.034%, (LIBOR 2M + 2.750%), 8/14/2024[b]	1,440,052
	Seminole Hard Rock Entertainment, Inc., Term Loan
47,980	5.087%, (LIBOR 3M + 2.750%), 5/14/2020[b]	48,100
	Stars Group Holdings BV, Term Loan
1,092,262	5.886%, (LIBOR 3M + 3.500%), 7/10/2025[b]	1,101,874
	Tenneco, Inc.,Term Loan
695,000	0.000%, (LIBOR 3M + 2.750%), 10/1/2025[b,d,e]	695,438
	Wyndham Hotels & Resorts, Inc., Term Loan
310,000	3.992%, (LIBOR 1M + 1.750%), 5/30/2025[b]	310,840

	Total	8,573,745

Consumer Non-Cyclical (0.2%)
	Air Medical Group Holdings, Inc., Term Loan
1,978,117	5.383%, (LIBOR 1M + 3.250%), 4/28/2022[b,d,e]	1,945,973
54,587	6.415%, (LIBOR 1M + 4.250%), 3/14/2025[b]	54,338
	Albertson’s, LLC, Term Loan
856,465	4.992%, (LIBOR 1M + 2.750%), 8/25/2021[b]	857,176
793,689	5.311%, (LIBOR 3M + 3.000%), 6/22/2023[b]	793,443
	Anmeal Pharmaceuticals LLC, Term Loan
503,621	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	507,871
	Bausch Health Companies, Inc., Term Loan
965,250	5.104%, (LIBOR 1M + 3.000%), 6/1/2025[b]	969,816
	CHS/Community Health Systems, Inc., Term Loan
744,477	5.563%, (LIBOR 3M + 3.250%), 1/27/2021[b]	734,315
	Endo Luxembourg Finance Company I SARL., Term Loan
773,270	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	777,940
	Energizer Holdings, Inc., Term Loan
695,000	0.000%, (LIBOR 3M + 2.250%), 6/21/2025[b,d,e]	697,175
	Grifols Worldwide Operations USA, Inc., Term Loan
674,725	4.417%, (LIBOR 1W + 2.250%), 1/31/2025[b]	678,139

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (1.1%)[a]	Value
Consumer Non-Cyclical (0.2%) - continued
	JBS USA LUX SA, Term Loan
$1,255,875	4.837%, (LIBOR 3M + 2.500%), 10/30/2022[b]	$1,258,311
	Libbey Glass, Inc., Term Loan
64,994	5.133%, (LIBOR 1M + 3.000%), 4/9/2021[b]	64,792
	Mallinckrodt International Finance SA, Term Loan
169,150	5.517%, (LIBOR 3M + 3.000%), 2/24/2025[b]	169,177
	McGraw-Hill Global Education Holdings, LLC, Term Loan
995,579	6.242%, (LIBOR 1M + 4.000%), 5/4/2022[b]	965,293
	Ortho-Clinical Diagnostics, Term Loan
1,376,100	5.492%, (LIBOR 1M + 3.250%), 6/1/2025[b]	1,380,572
	Revlon Consumer Products Corporation, Term Loan
566,742	5.813%, (LIBOR 3M + 3.500%), 9/7/2023[b]	431,291

	Total	12,285,622

Energy (<0.1%)
	Calpine Corporation, Term Loan
549,322	4.890%, (LIBOR 3M + 2.500%), 1/15/2024[b]	549,207
	Consolidated Energy Finance SA, Term Loan
403,987	4.633%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	402,472
	Houston Fuel Oil Terminal Company, LLC, Term Loan
1,047,375	5.000%, (LIBOR 1M + 2.750%), 6/26/2025[b]	1,047,700
	McDermott Technology (Americas), Inc., Term Loan
738,788	7.242%, (LIBOR 1M + 5.000%), 5/10/2025[b]	748,791
	MEG Energy Corporation, Term Loan
82,325	5.750%, (LIBOR 1M + 3.500%), 12/31/2023[b]	82,448
	Pacific Drilling SA, Term Loan
551,520	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	241,290

	Total	3,071,908

Financials (0.2%)
	Air Methods Corporation, Term Loan
1,199,797	5.886%, (LIBOR 3M + 3.500%), 4/21/2024[b]	1,090,879
	Avolon TLB Borrower 1 US, LLC, Term Loan
882,787	4.165%, (LIBOR 1M + 2.000%), 1/15/2025[b]	885,374
	Cyxtera DC Holdings, Inc., Term Loan
113,562	5.110%, (LIBOR 1M + 3.000%), 5/1/2024[b]	113,704
70,000	9.360%, (LIBOR 1M + 7.250%), 5/1/2025[b]	69,942
	Digicel International Finance, Ltd., Term Loan
1,112,806	5.570%, (LIBOR 3M + 3.250%), 5/10/2024[b]	1,052,992

Principal Amount	Bank Loans (1.1%)[a]	Value
Financials (0.2%) - continued
	DJO Finance, LLC, Term Loan
$352,866	5.540%, (LIBOR 3M + 3.250%), 6/7/2020[b]	$352,647
	DTZ U.S. Borrower, LLC, Term Loan
745,000	5.492%, (LIBOR 1M + 3.250%), 8/21/2025[b]	747,794
	Genworth Holdings, Inc., Term Loan
174,562	6.648%, (LIBOR 1M + 4.500%), 3/7/2023[b]	178,382
	GGP Nimbus LP, Term Loan
800,000	4.742%, (LIBOR 1M + 2.500%), 8/24/2025[b]	796,168
	Grizzly Acquisitions, Inc., Term Loan
300,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,c,d,e]	300,750
	Harland Clarke Holdings Corporation, Term Loan
915,849	7.136%, (LIBOR 3M + 4.750%), 11/3/2023[b,d,e]	878,070
	Ineos US Finance, LLC, Term Loan
183,612	4.242%, (LIBOR 1M + 2.000%), 3/31/2024[b]	183,893
	MoneyGram International, Inc., Term Loan
935,218	5.636%, (LIBOR 3M + 3.250%), 3/28/2020[b]	911,061
	Sable International Finance, Ltd., Term Loan
1,565,000	5.492%, (LIBOR 1M + 3.250%), 1/31/2026[b]	1,571,088
	Trans Union, LLC, Term Loan
309,225	4.242%, (LIBOR 1M + 2.000%), 6/19/2025[b]	310,063
	Tronox Finance, LLC, Term Loan
695,904	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	698,368

	Total	10,141,175

Technology (0.1%)
	First Data Corporation, Term Loan
220,000	4.212%, (LIBOR 1M + 2.000%), 4/26/2024[b]	220,156
	Micron Technology Inc., Term Loan
397,965	4.000%, (LIBOR 1M + 1.750%), 4/26/2022[b]	399,043
	Plantronics, Inc., Term Loan
1,390,000	4.742%, (LIBOR 1M + 2.500%), 7/2/2025[b]	1,394,351
	Rackspace Hosting, Inc., Term Loan
1,294,085	5.348%, (LIBOR 3M + 3.000%), 11/3/2023[b]	1,275,890
	SS&C Technologies Holdings Europe SARL, Term Loan
213,184	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	213,319
	SS&C Technologies, Inc., Term Loan
220,000	0.000%, (LIBOR 3M + 2.250%), 4/16/2025[b,d,e]	220,068
549,209	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	549,555
	Vantiv, LLC, Term Loan
1,298,475	3.884%, (LIBOR 1M + 1.750%), 8/20/2024[b]	1,299,695

	Total	5,572,077

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (1.1%)[a]	Value
Transportation (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
$1,352,875	6.742%, (LIBOR 1M + 4.500%), 5/18/2023[b]	$1,356,257
	OSG Bulk Ships, Inc., Term Loan
227,333	6.770%, (LIBOR 3M + 4.250%), 8/5/2019[b]	224,919

	Total	1,581,176

Utilities (<0.1%)
	Core and Main, LP, Term Loan
506,175	5.317%, (LIBOR 3M + 3.000%), 8/1/2024[b]	507,653
	EnergySolutions, LLC, Term Loan
324,188	6.136%, (LIBOR 3M + 3.750%), 5/11/2025[b]	326,214
	GIP III Stetson I, LP, Term Loan
525,000	6.583%, (LIBOR 3M + 4.250%), 7/18/2025[b]	527,462
	Talen Energy Supply, LLC, Term Loan
437,968	6.242%, (LIBOR 1M + 4.000%), 7/6/2023[b]	439,733
	TerraForm Power Operating, LLC, Term Loan
238,797	4.242%, (LIBOR 1M + 2.000%), 11/8/2022[b]	239,394

	Total	2,040,456

	Total Bank Loans (cost $70,116,974)	69,599,959

Shares	Registered Investment Companies (42.9%)	Value
Affiliated Equity Holdings (36.3%)
21,029,454	Thrivent Core International Equity Fund	211,556,309
18,581,652	Thrivent Core Low Volatility Equity Fund[h]	205,327,258
27,128,888	Thrivent Large Cap Stock Portfolio	388,664,732
23,989,535	Thrivent Large Cap Value Portfolio	464,893,195
22,324,213	Thrivent Mid Cap Stock Portfolio	453,179,301
54,248,760	Thrivent Partner Worldwide Allocation Portfolio	542,134,978
5,079,219	Thrivent Small Cap Stock Portfolio	108,283,880

	Total	2,374,039,653

Affiliated Fixed Income Holdings (5.7%)
6,284,653	Thrivent Core Emerging Markets Debt Fund	58,070,194
11,986,125	Thrivent High Yield Portfolio	56,775,877
16,325,422	Thrivent Income Portfolio	160,129,534
9,856,943	Thrivent Limited Maturity Bond Portfolio	96,416,677

	Total	371,392,282

Equity Funds/Exchange Traded Funds (0.8%)
1,622	iShares Core S&P Mid Cap ETF	326,492
5,385	iShares Core S&P Small-Cap ETF	469,788
22,928	iShares Russell 2000 Growth Index Fund	4,931,354
17,237	iShares Russell 2000 Index Fund	2,905,296
17,512	ProShares Ultra S&P 500[i]	2,233,130
92,315	SPDR S&P 500 ETF Trust	26,837,817
66,829	SPDR S&P Biotech ETF[i]	6,406,896
21,969	SPDR S&P Health Care Equipment ETF	1,929,098

Shares	Registered Investment Companies (42.9%)	Value
Equity Funds/Exchange Traded Funds (0.8%) - continued
34,343	SPDR S&P Retail ETF[i]	$1,752,180
25,011	Vanguard REIT ETF	2,017,888

	Total	49,809,939

Fixed Income Funds/Exchange Traded Funds (<0.1%)
67,390	Invesco Senior Loan ETF	1,561,426
70,000	iShares Short-Term Corporate Bond ETF	3,628,100
41,995	Vanguard Short-Term Corporate Bond ETF	3,282,329

	Total	8,471,855

	Total Registered Investment Companies (cost $2,342,973,354)	2,803,713,729

Shares	Common Stock (36.7%)	Value
Consumer Discretionary (4.9%)
40,417	Amazon.com, Inc.[h]	80,955,251
32,400	American Axle & Manufacturing Holdings, Inc.[h]	565,056
1,800	AOKI Holdings, Inc.	24,612
1,600	Aoyama Trading Company, Ltd.	49,139
13,079	Aptiv plc	1,097,328
11,258	Ascent Capital Group, Inc.[h]	19,927
2,900	Autobacs Seven Company, Ltd.	49,762
2,259	Berkeley Group Holdings plc	108,222
7,716	Booking Holdings, Inc.[h]	15,308,544
56,540	BorgWarner, Inc.	2,418,781
26,100	Bridgestone Corporation	986,410
56,024	Bright Horizons Family Solutions, Inc.[h]	6,601,868
24,822	Bunzl plc	780,363
45,939	Burlington Stores, Inc.[h]	7,484,382
165,014	Carnival Corporation	10,522,943
24,723	CBS Corporation	1,420,336
8,063	Century Casinos, Inc.[h]	60,150
120,213	Chico’s FAS, Inc.	1,042,247
56,168	Children’s Place, Inc.	7,178,270
5,580	Chipotle Mexican Grill, Inc.[h]	2,536,222
2,300	Chiyoda Company, Ltd.	45,330
972	Cie Generale des Etablissements Michelin	116,014
123,490	Comcast Corporation	4,372,781
155,179	Core-Mark Holding Company, Inc.	5,269,879
153,073	Crocs, Inc.[h]	3,258,924
27,127	CSS Industries, Inc.	386,017
24,717	Culp, Inc.	598,151
3,600	DCM Holdings Company, Ltd.	32,711
26,438	DISH Network Corporationh	945,423
61,725	Dollar Tree, Inc.[h]	5,033,674
94,561	Duluth Holdings, Inc.[h],i	2,974,889
10,797	Emerald Expositions Events, Inc.	177,935
25,035	Expedia Group, Inc.	3,266,567
173,289	Extended Stay America, Inc.	3,505,636
36,968	Five Below, Inc.[h]	4,808,058
61,683	G-III Apparel Group, Ltd.[h]	2,972,504
72,110	Habit Restaurants, Inc.[h]	1,150,154
67,728	Harley-Davidson, Inc.	3,068,078
8,966	Haverty Furniture Companies, Inc.	198,149
6,345	Hemisphere Media Group, Inc.[h]	88,513
33,321	Home Depot, Inc.	6,902,445
33,000	Honda Motor Company, Ltd.	993,837
11,456	Inchcape plc	99,752

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (36.7%)	Value
Consumer Discretionary (4.9%) - continued
35,182	International Speedway Corporation	$1,540,972
1,425	Ipsos SA	43,632
243,981	ITV plc	500,741
63	Kering SA	33,790
133,176	Las Vegas Sands Corporation	7,901,332
5,637	Laureate Education, Inc.[h]	87,035
4,467	Liberty Latin America, Ltd.[h]	93,092
34,988	Liberty Media Corporation - Liberty SiriusXM[h]	1,520,229
13,465	Liberty SiriusXM Group[h]	584,920
40,666	LKQ Corporationh	1,287,892
64,420	Lowe’s Companies, Inc.	7,396,704
4,450	Lululemon Athletica, Inc.[h]	723,080
13,151	Magna International, Inc.	690,822
37,995	McDonald’s Corporation	6,356,184
11,507	Mediaset Espana Comunicacion SA	83,773
82,718	Michaels Companies, Inc.[h]	1,342,513
55,511	Modine Manufacturing Company[h]	827,114
46,135	Netflix, Inc.[h]	17,260,488
108,540	Newell Brands, Inc.	2,203,362
205,799	News Corporation, Class A	2,714,489
95,284	News Corporation, Class B	1,295,862
2,575	Next plc	184,284
12,600	NHK Spring Company, Ltd.	131,032
175,589	NIKE, Inc.	14,875,900
110,100	Nissan Motor Company, Ltd.	1,030,264
73,740	Norwegian Cruise Line Holdings, Ltd.[h]	4,234,888
164,247	Nutrisystem, Inc.	6,085,351
4,547	O’Reilly Automotive, Inc.[h]	1,579,264
40,688	Oxford Industries, Inc.	3,670,058
14,427	Peugeot SA	389,178
47,374	Planet Fitness, Inc.[h]	2,559,617
6,413	Playa Hotels and Resorts NVh	61,757
1,500	Plenus Company, Ltd.[i]	24,444
24,810	Polaris Industries, Inc.	2,504,570
6,033	ProSiebenSat.1 Media AG	156,303
17,757	PVH Corporation	2,564,111
4,575	RHh	599,371
40,174	Ross Stores, Inc.	3,981,243
206	RTL Group SA	14,693
4,500	Sangetsu Company, Ltd.	88,301
6,600	Sankyo Company, Ltd.	258,188
69,200	Sekisui House, Ltd.	1,055,248
18,782	Seven West Media, Ltd.[h]	13,553
2,900	SHIMAMURA Company, Ltd.	275,090
104,960	Six Flags Entertainment Corporation	7,328,307
9,575	Stamps.com, Inc.[h]	2,165,865
9,300	Sumitomo Rubber Industries, Ltd.	139,651
7,245	Super Retial Group, Ltd.	46,430
700	Takara Standard Company, Ltd.	12,255
24,640	Tapestry, Inc.	1,238,653
80,017	Toll Brothers, Inc.	2,642,962
71,135	Tower International, Inc.	2,151,834
17,300	Toyoda Gosei Company, Ltd.	427,246
14,500	TV Asahi Holdings Corporation	278,678
11,592	Ulta Beauty, Inc.[h]	3,270,335
11,540	Vail Resorts, Inc.	3,166,807
11,896	VF Corporation	1,111,681
3,775	Whirlpool Corporation	448,281
34,683	Wingstop, Inc.	2,367,808
3,441	Wolters Kluwer NV	214,512
42,880	Zumiez, Inc.[h]	1,129,888

	Total	318,441,161

Shares	Common Stock (36.7%)	Value
Consumer Staples (1.0%)
121,874	Altria Group, Inc.	$7,350,221
153,772	Archer-Daniels-Midland Company	7,730,118
2,800	Arcs Company, Ltd.	75,916
22,724	Casey’s General Stores, Inc.	2,933,896
220,813	Cott Corporation	3,566,130
59,526	e.l.f. Beauty, Inc.[h],[i]	757,766
20,512	Empire Company, Ltd.	373,826
3,431	ForFarmers BV	38,817
163,886	Hain Celestial Group, Inc.[h]	4,444,588
17,903	Imperial Brands plc	622,991
12,451	Inter Parfums, Inc.	802,467
54,400	Japan Tobacco, Inc.	1,420,564
22,556	John B. Sanfilippo & Son, Inc.	1,610,047
10,980	Kimberly-Clark Corporation	1,247,767
20,910	Koninklijke Ahold Delhaize NV	479,728
212,867	Kroger Company	6,196,558
909	Loblaw Companies, Ltd.	46,701
46,929	MGP Ingredients, Inc.	3,706,452
800	Ministop Company, Ltd.	15,364
28,752	Molson Coors Brewing Company	1,768,248
33,514	Monster Beverage Corporationh	1,953,196
900	NH Foods, Ltd.	33,248
60,733	PepsiCo, Inc.	6,789,949
6,975	Seneca Foods Corporation[h]	235,058
20,932	SpartanNash Company	419,896
7,810	Swedish Match AB	399,211
59,804	Turning Point Brands, Inc.	2,479,474
15,135	Unilever NV	841,881
22,151	Unilever plc	1,216,853
30,474	Wal-Mart Stores, Inc.	2,861,813
15,231	Wesfarmers, Ltd.	548,458

	Total	62,967,202

Energy (1.6%)
90,154	Abraxas Petroleum Corporation[h]	210,059
127,638	Anadarko Petroleum Corporation	8,604,078
4,355	Andeavor	668,493
328,035	Archrock, Inc.	4,002,027
3,984	BP plc	30,537
352,348	Callon Petroleum Company[h]	4,224,653
54,166	Chevron Corporation	6,623,418
11,749	Comstock Resources, Inc.[h]	98,457
22,214	Concho Resources, Inc.[h]	3,393,189
3,109	Contura Energy, Inc.[h,i]	246,388
80,719	Denbury Resources, Inc.[h]	500,458
1,823	Eni SPA	34,363
23,751	EQT Corporation	1,050,507
22,319	Era Group, Inc.[h]	275,640
274,307	Euronav NV	2,386,471
37,771	Exterran Corporation[h]	1,002,065
85,905	Exxon Mobil Corporation	7,303,643
118,531	Forum Energy Technologies, Inc.[h]	1,226,796
556	Gaztransport Et Technigaz SA	42,154
456,570	Gran Tierra Energy, Inc.[h]	1,744,097
55,950	Halliburton Company	2,267,654
71,946	Helix Energy Solutions Group, Inc.[h]	710,826
22,134	HollyFrontier Corporation	1,547,167
5,684	Keane Group, Inc.[h]	70,311
281,392	Marathon Oil Corporation	6,550,806
21,890	Marathon Petroleum Corporation	1,750,543
25,428	Nabors Industries, Ltd.	156,636
79,678	Newpark Resources, Inc.[h]	824,667
123,524	Nine Energy Service, Inc.[h]	3,777,364
81,180	Northern Oil and Gas, Inc.[h]	324,720
8,215	OMV AG	460,853
38,348	ONEOK, Inc.	2,599,611

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (36.7%)	Value
Energy (1.6%) - continued
94,117	Parsley Energy, Inc.[h]	$2,752,922
203,630	Patterson-UTI Energy, Inc.	3,484,109
6,674	Petrofac, Ltd.	56,120
14,142	Phillips 66	1,594,086
37,416	Pioneer Energy Services Corporation[h]	110,377
47,422	Pioneer Natural Resources Company	8,260,438
106,080	Ring Energy, Inc.[h]	1,051,253
1,653	Royal Dutch Shell plc, Class A	56,679
37,296	Royal Dutch Shell plc, Class B	1,305,612
19,934	Sanchez Energy Corporation[h,i]	45,848
63,108	SM Energy Company	1,989,795
84,429	Talos Energy, Inc.[h]	2,770,960
99,230	TechnipFMC plc	3,100,938
65,577	Teekay Tankers, Ltd.[i]	64,777
7,798	Total SA	507,031
7,798	Total SA, DRIPc,[h]	334
403,733	Transocean, Ltd.[h,i]	5,632,075
89,374	Unit Corporation[h]	2,329,086
17,488	W&T Offshore, Inc.[h]	168,584
622,110	Weatherford International plc[h]	1,685,918
28,684	Whiting Petroleum Corporation[h]	1,521,399
83,815	WPX Energy, Inc.[h]	1,686,358

	Total	104,883,350

Financials (5.8%)
2,325	Aareal Bank AG	96,944
15,778	Affiliated Managers Group, Inc.	2,157,168
40,526	Aflac, Inc.	1,907,559
5,695	AG Mortgage Investment Trust, Inc.	103,535
249	Allianz SE	55,419
50,057	Allstate Corporation	4,940,626
27,350	Ally Financial, Inc.	723,407
16,090	American Express Company	1,713,424
103,457	American Financial Group, Inc.	11,480,623
25,160	American International Group, Inc.	1,339,518
30,600	Ameris Bancorp	1,398,420
3,791	Anima Holding SPA[j]	18,576
36,990	Arch Capital Group, Ltd.[h]	1,102,672
38,477	Argo Group International Holdings, Ltd.	2,425,975
17,080	Arthur J. Gallagher & Company	1,271,435
116,935	Assured Guaranty, Ltd.	4,938,165
2,381	ASX, Ltd.	109,519
29,628	Australia & New Zealand Banking Group, Ltd.	603,129
28,370	Banca Monte dei Paschi di Siena SPA[h,i]	73,659
8,569	Banco de Sabadell SA	13,247
78,709	BancorpSouth Bank	2,573,784
849,411	Bank of America Corporation	25,023,648
3,172	Bank of Marin Bancorp	266,131
2,019	Bank of New York Mellon Corporation	102,949
36,633	Bank OZK	1,390,589
24,909	BankFinancial Corporation	397,049
11,909	Bankinter SA	109,394
14,911	Barclays plc	33,073
22,609	Berkshire Hathaway, Inc.[h]	4,840,813
61,040	Blackstone Group, LP	2,324,403
114,399	Boston Private Financial Holdings, Inc.	1,561,546
287,092	BrightSphere Investment Group	3,559,941
130,370	Brown & Brown, Inc.	3,855,041
121,943	CaixaBank SA	554,587
58,184	Capital One Financial Corporation	5,523,407
81,428	Cathay General Bancorp	3,374,376
87,816	Central Pacific Financial Corporation	2,320,977

Shares	Common Stock (36.7%)	Value
Financials (5.8%) - continued
10,709	Cherry Hill Mortgage Investment Corporation	$193,833
14,080	Chubb, Ltd.	1,881,651
27,021	CI Financial Corporation	429,064
10,670	Cincinnati Financial Corporation	819,563
330,287	Citigroup, Inc.	23,694,789
12,661	CNO Financial Group, Inc.	268,666
15,759	CNP Assurances	379,881
94,442	CoBiz Financial, Inc.	2,090,946
28,250	Comerica, Inc.	2,548,150
42,016	Community Trust Bancorp, Inc.	1,947,442
3,972	Direct Line Insurance Group plc	16,765
67,428	Discover Financial Services	5,154,871
36,861	DnB ASA	775,721
167,912	Dynex Capital, Inc.	1,071,279
121,661	E*TRADE Financial Corporation[h]	6,373,820
94,692	East West Bancorp, Inc.	5,716,556
13,792	Ellington Residential Mortgage REIT	155,712
48,263	Employers Holdings, Inc.	2,186,314
75,744	Enterprise Financial Services Corporation	4,018,219
53,131	Essent Group, Ltd.[h]	2,351,047
7,159	Euronext NVj	470,384
8,501	FBL Financial Group, Inc.	639,700
135,324	Fifth Third Bancorp	3,778,246
27,247	Financial Institutions, Inc.	855,556
22,472	Finecobank Banca Fineco SPA	299,662
50,111	First American Financial Corporation	2,585,226
36,546	First Busey Corporation	1,134,753
47,124	First Commonwealth Financial Corporation	760,581
63,502	First Defiance Financial Corporation	1,912,045
13,679	First Financial Corporation	686,686
315,925	First Hawaiian, Inc.	8,580,523
78,915	First Interstate BancSystem, Inc.	3,535,392
4,058	First Merchants Corporation	182,569
1,622	First Mid-Illinois Bancshares, Inc.	65,415
15,132	First Midwest Bancorp, Inc.	402,360
7,241	First of Long Island Corporation	157,492
8,200	First Republic Bank	787,200
71,577	FlexiGroup, Ltd.	99,046
6,662	Genworth MI Canada, Inc.	219,668
84,752	Goldman Sachs Group, Inc.	19,004,788
44,747	Great Southern Bancorp, Inc.	2,476,746
108,807	Hamilton Lane, Inc.	4,817,974
50,464	Hancock Whitney Corporation	2,399,563
9,117	Hanmi Financial Corporation	227,013
4,652	Hannover Rueckversicherung SE	656,622
10,146	Hanover Insurance Group, Inc.	1,251,712
115,070	Hartford Financial Services Group, Inc.	5,748,897
3,104	Heartland Financial USA, Inc.	180,187
187,863	Heritage Commerce Corporation	2,802,916
35,216	Hometrust Bancshares, Inc.[h]	1,026,546
38,270	Horace Mann Educators Corporation	1,718,323
47,463	Horizon Bancorp, Inc.	937,394
39,294	Houlihan Lokey, Inc.	1,765,479
42,216	HSBC Holdings plc	368,353
237,276	Huntington Bancshares, Inc.	3,540,158
35,960	IBERIABANK Corporation	2,925,346
41,530	Independent Bank Corporation	982,185
15,901	Interactive Brokers Group, Inc.	879,484
60,285	Intercontinental Exchange, Inc.	4,514,744
91,409	Invesco, Ltd.	2,091,438
224,992	Investment Technology Group, Inc.	4,873,327
30,422	J.P. Morgan Chase & Company	3,432,818

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (36.7%)	Value
Financials (5.8%) - continued
139,994	Jefferies Financial Group, Inc.	$3,074,268
37,357	Kemper Corporation	3,005,371
814,796	KeyCorp	16,206,292
99,050	Ladder Capital Corporation	1,677,907
19,202	Lakeland Bancorp, Inc.	346,596
97,281	Loews Corporation	4,886,425
930	Markel Corporation[h]	1,105,296
12,461	MarketAxess Holdings, Inc.	2,224,164
4,300	Matsui Securities Company, Ltd.	45,188
391,449	Medibank Private, Ltd.	823,109
5,551	Mercantile Bank Corporation	185,237
167,875	Meridian Bancorp, Inc.	2,853,875
39,140	MetLife, Inc.	1,828,621
56,967	MidWestOne Financial Group, Inc.	1,897,571
160,500	Mizuho Financial Group, Inc.	279,720
60,938	Morgan Stanley	2,837,883
565	Nasdaq, Inc.	48,477
16,291	National Bank Holdings Corporation	613,356
8,077	National Bank of Canada	403,397
178	National Western Life Group, Inc.	56,818
2,543	NBT Bancorp, Inc.	97,600
3,515	Northern Trust Corporation	358,987
21,948	Old Second Bancorp, Inc.	339,097
32,975	PacWest Bancorp	1,571,259
2,154	Paragon Banking Group plc	13,435
3,386	Pargesa Holding SA	272,044
805	Park National Corporation	84,976
112,879	PCSB Financial Corporation	2,295,959
11,432	Peapack-Gladstone Financial Corporation	353,134
6,122	Peoples Bancorp, Inc.	214,454
26,507	Primerica, Inc.	3,195,419
3,827	Principal Financial Group, Inc.	224,224
143,724	Provident Financial Services, Inc.	3,528,424
12,800	Prudential Financial, Inc.	1,296,896
30,124	QCR Holdings, Inc.	1,230,565
29,000	Radian Group, Inc.	599,430
4,431	Raymond James Financial, Inc.	407,874
65,046	Sandy Spring Bancorp, Inc.	2,556,958
164,029	Santander Consumer USA Holdings Inc.	3,287,141
147,503	Seacoast Banking Corporation of Florida[h]	4,307,088
2,500	Senshu Ikeda Holdings, Inc.	8,384
294,863	SLM Corporation[h]	3,287,722
35,635	State Auto Financial Corporation	1,088,293
26,060	State Street Corporation	2,183,307
105,788	Sterling Bancorp	2,327,336
61,208	Stifel Financial Corporation	3,137,522
2,503	Sun Life Financial, Inc.	99,508
22,472	SVB Financial Group[h]	6,984,972
64,791	Synchrony Financial	2,013,704
172,948	Synovus Financial Corporation	7,919,289
15,034	TD Ameritrade Holding Corporation	794,246
9,532	Territorial Bancorp, Inc.	281,671
339	Topdanmark AS	15,494
27,190	TriCo Bancshares	1,050,078
184,861	TrustCo Bank Corporation	1,571,319
38,190	U.S. Bancorp	2,016,814
49,443	United Community Banks, Inc.	1,378,965
78,243	United Financial Bancorp, Inc.	1,316,830
4,727	United Fire Group, Inc.	239,990
29,827	Unum Group	1,165,341
16,313	Washington Trust Bancorp, Inc.	902,109
42,453	Wells Fargo & Company	2,231,330
13,746	Western Alliance Bancorp[h]	782,010

Shares	Common Stock (36.7%)	Value
Financials (5.8%) - continued
38,362	Wintrust Financial Corporation	$3,258,468
83,246	WSFS Financial Corporation	3,925,049
118,180	Zions Bancorporation	5,926,727

	Total	378,674,547

Health Care (4.9%)
2,990	ABIOMED, Inc.[h]	1,344,753
28,504	Aerie Pharmaceuticals, Inc.[h]	1,754,421
11,800	Aetna, Inc.	2,393,630
2,116	Alkermes plc[h]	89,803
25,908	AmerisourceBergen Corporation	2,389,236
31,110	Amgen, Inc.	6,448,792
2,840	Amplifon SPA	62,965
17,240	Ardelyx, Inc.[h]	74,994
16,278	Arena Pharmaceuticals, Inc.[h]	749,114
62,433	Asterias Biotherapeutics, Inc.[h,i]	81,163
1,097	Atrion Corporation	762,196
39,778	Baxter International, Inc.	3,066,486
27,987	Becton, Dickinson and Company	7,304,607
29,634	Biogen, Inc.[h]	10,469,989
41,504	BioMarin Pharmaceutical, Inc.[h]	4,024,643
4,040	Bio-Techne Corporation	824,604
6,192	Bruker Corporation	207,122
14,302	Cardinal Health, Inc.	772,308
40,795	Cardiovascular Systems, Inc.[h]	1,596,716
121,111	Catalent, Inc.[h]	5,516,606
70,331	Celgene Corporation[h]	6,293,921
19,156	Charles River Laboratories International, Inc.[h]	2,577,248
29,742	Concert Pharmaceuticals, Inc.[h]	441,371
51,360	CVS Health Corporation	4,043,059
79,543	Danaher Corporation	8,643,142
34,690	Dexcom, Inc.[h]	4,962,058
42,353	Edwards Lifesciences Corporation[h]	7,373,657
10,730	Eli Lilly and Company	1,151,436
26,082	Epizyme, Inc.[h]	276,469
58,200	Evolent Health, Inc.[h,i]	1,652,880
10,246	Exelixis, Inc.[h]	181,559
29,120	Express Scripts Holding Company[h]	2,766,691
3,731	FibroGen, Inc.[h]	226,658
156,950	GenMark Diagnostics, Inc.[h]	1,153,583
2,231	Genomic Health, Inc.[h]	156,661
274	Gerresheimer AG	23,132
37,250	Gilead Sciences, Inc.	2,876,073
10,455	GlaxoSmithKline plc	209,673
41,150	GlaxoSmithKline plc ADR	1,652,996
154,009	Halozyme Therapeutics, Inc.[h]	2,798,344
9,749	Heska Corporation[h]	1,104,659
32,082	Hill-Rom Holdings, Inc.	3,028,541
20,357	Illumina, Inc.[h]	7,472,240
30,801	Immunomedics, Inc.[h]	641,585
15,584	Inogen, Inc.[h]	3,804,366
47,329	Intersect ENT, Inc.[h]	1,360,709
13,170	Intra-Cellular Therapies, Inc.[h]	285,789
11,546	Intuitive Surgical, Inc.[h]	6,627,404
19,300	Jazz Pharmaceuticals, Inc.[h]	3,244,909
73,654	Johnson & Johnson	10,176,773
3,500	KYORIN Holdings, Inc.	72,333
73,224	LHC Group, Inc.[h]	7,541,340
368	LNA Sante	22,824
20,983	Magellan Health Services, Inc.[h]	1,511,825
15,555	Medpace Holdings, Inc.[h]	931,900
105,067	Medtronic plc	10,335,441
86,310	Merck & Company, Inc.	6,122,831
37,798	Merit Medical Systems, Inc.[h]	2,322,687
2,100	Miraca Holdings, Inc.	54,629

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (36.7%)	Value
Health Care (4.9%) - continued
61,980	Mylan NVh	$2,268,468
75,169	Myriad Genetics, Inc.[h]	3,457,774
18,749	National Healthcare Corporation	1,413,112
33,714	Neurocrine Biosciences, Inc.[h]	4,145,136
9,555	Neuronetics, Inc.[h]	306,333
47,663	Nevro Corporation[h]	2,716,791
14,942	Novartis AG	1,286,184
33,308	Novo Nordisk AS	1,567,643
35,177	Novocure, Ltd.[h]	1,843,275
86,132	NuVasive, Inc.[h]	6,113,649
64,208	Omnicell, Inc.[h]	4,616,555
230,105	Optinose, Inc.[h,i]	2,860,205
30,038	PerkinElmer, Inc.	2,921,796
26,850	Perrigo Company plc	1,900,980
262,374	Pfizer, Inc.	11,562,822
27,256	Prothena Corporation plc[h]	356,509
29,616	Ra Medical Systems, Inc.[h]	539,011
5,204	Roche Holding AG	1,258,408
5,620	Sage Therapeutics, Inc.[h]	793,825
47,032	Syneos Health, Inc.[h]	2,424,500
99,194	Tactile Systems Technology, Inc.[h]	7,047,734
36,542	Teleflex, Inc.	9,723,461
51,366	Thermo Fisher Scientific, Inc.	12,537,413
120,576	UnitedHealth Group, Inc.	32,078,039
29,900	Universal Health Services, Inc.	3,822,416
23,200	Valeant Pharmaceuticals International, Inc.[h]	595,544
51,036	Veeva Systems, Inc.[h]	5,556,289
53,079	Vertex Pharmaceuticals, Inc.[h]	10,230,447
13,187	West Pharmaceutical Services, Inc.	1,628,199
114,040	Wright Medical Group NVh	3,309,441
114,858	Zoetis, Inc.	10,516,399

	Total	317,455,902

Industrials (5.0%)
50,923	Acco Brands Corporation	575,430
14,506	ACS Actividades de Construccion y Servicios, SAh	616,110
3,850	Acuity Brands, Inc.	605,220
42,645	Advanced Disposal Services, Inc.[h]	1,154,827
32,883	AECOM[h]	1,073,959
25,051	Aegion Corporation[h]	635,794
55,500	Aerojet Rocketdyne Holdings, Inc.[h]	1,886,445
32,262	AGCO Corporation	1,961,207
2,860	Aircastle, Ltd.	62,663
2,824	Altra Industrial Motion Corporation[i]	116,631
77,304	AMETEK, Inc.	6,116,292
32,216	ASGN, Inc.[h]	2,542,809
953	Atlantia SPA	19,772
24,092	Atlas Copco AB, Class A	692,842
21,547	Atlas Copco AB, Class B	574,081
43,923	Boeing Company	16,334,964
8,375	Brink’s Company	584,156
17,390	BWX Technologies, Inc.	1,087,571
86,945	Casella Waste Systems, Inc.[h]	2,700,512
80,202	Caterpillar, Inc.	12,230,003
60,430	CBIZ, Inc.[h]	1,432,191
1,481	CIA De Distribucion Integral	38,049
64,822	Colfax Corporation[h]	2,337,481
46,577	Comfort Systems USA, Inc.	2,626,943
109,456	Costamare, Inc.	710,369
56,310	Crane Company	5,538,088
2,540	CSW Industrials, Inc.[h]	136,398
184,840	CSX Corporation	13,687,402
1,045	Cummins, Inc.	152,643
12,068	Curtiss-Wright Corporation	1,658,385

Shares	Common Stock (36.7%)	Value
Industrials (5.0%) - continued
53,570	Delta Air Lines, Inc.	$3,097,953
29,226	Dycom Industries, Inc.[h]	2,472,520
81,390	EMCOR Group, Inc.	6,113,203
49,510	Emerson Electric Company	3,791,476
48,316	Encore Wire Corporation	2,420,632
10,702	ESCO Technologies, Inc.	728,271
35,318	Federal Signal Corporation	945,816
2,666	Ferguson plc	226,136
21,861	Forrester Research, Inc.	1,003,420
24,960	Fortune Brands Home and Security, Inc.	1,306,906
7,720	Franklin Electric Company, Inc.	364,770
17,966	General Dynamics Corporation	3,678,000
25,134	General Electric Company	283,763
29,804	Genesee & Wyoming, Inc.[h]	2,711,866
1,315	Global Brass and Copper Holdings, Inc.	48,523
4,504	GMS, Inc.[h]	104,493
17,898	Gorman-Rupp Company	653,277
37,640	Granite Construction, Inc.	1,720,148
32,143	GWA Group, Ltd.	72,481
68,066	Healthcare Services Group, Inc.[i]	2,764,841
51,785	Heico Corporation	4,795,809
2,227	Hillenbrand, Inc.	116,472
11,000	Hino Motors, Ltd.	120,448
767	Hochtief AG	127,150
136,287	Honeywell International, Inc.	22,678,157
18,197	Hubbell, Inc.	2,430,573
6,200	Huntington Ingalls Industries, Inc.	1,587,696
3,858	Hyster-Yale Materials Handling, Inc.	237,383
4,134	ICF International, Inc.	311,910
4,100	Inaba Denki Sangyo Company, Ltd.	181,034
49,815	Ingersoll-Rand plc	5,096,074
119,484	Interface, Inc.	2,789,951
82,548	Jacobs Engineering Group, Inc.	6,314,922
28,233	JB Hunt Transport Services, Inc.	3,358,033
60,665	KAR Auction Services, Inc.	3,621,094
181,330	KeyW Holding Corporation[h]	1,570,318
43,822	Kforce, Inc.	1,647,707
74,900	Kirby Corporation[h]	6,160,525
64,569	Korn/Ferry International	3,179,378
17,030	L3 Technologies, Inc.	3,620,919
39,631	Lincoln Electric Holdings, Inc.	3,703,121
23,221	Lindsay Corporation	2,327,673
7,052	Lockheed Martin Corporation	2,439,710
43,410	Masco Corporation	1,588,806
39,034	Masonite International Corporation[h]	2,502,079
57,854	Mercury Systems, Inc.[h]	3,200,483
75,051	Milacron Holdings Corporation[h]	1,519,783
3,000	Mitsuboshi Belting, Ltd.	79,205
2,617	Monadelphous Group, Ltd.	30,401
20,573	Moog, Inc.	1,768,661
356,719	MRC Global, Inc.[h]	6,695,616
14,510	Mueller Industries, Inc.	420,500
12,503	National Express Group plc	63,588
180,885	NCI Building Systems, Inc.[h]	2,740,408
220,406	Nexeo Solutions, Inc.[h]	2,699,973
10,300	Nitto Kogyo Corporation	190,476
5,265	Nobina ABj	37,614
64,017	Norfolk Southern Corporation	11,555,068
3,783	Northgate plc	20,502
20,087	Old Dominion Freight Line, Inc.	3,239,230
1,071	Orion Group Holdings, Inc.[h]	8,086
38,137	Oshkosh Corporation	2,716,880
29,684	PageGroup plc	221,198
13,804	Parker Hannifin Corporation	2,538,970

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (36.7%)	Value
Industrials (5.0%) - continued
143,109	Primoris Services Corporation	$3,551,965
30,234	Radiant Logistics, Inc.[h]	178,683
30,972	Raven Industries, Inc.	1,416,969
10,581	Resources Connection, Inc.	175,645
916	Rockwool International AS	391,942
17,072	Roper Industries, Inc.	5,056,897
1,097	Rush Enterprises, Inc.	43,123
6,246	Sandvik AB	110,581
2,798	Schindler Holding AG, Participation Certificate	698,259
4,238	Schneider Electric SE	340,298
37	SGS SA	97,419
4,300	ShinMaywa Industries, Ltd.	58,283
45,007	SiteOne Landscape Supply, Inc.[h]	3,390,827
27,385	SKF AB	538,854
7,768	Smiths Group plc	151,245
237,990	Southwest Airlines Company	14,862,475
18,359	SP Plus Corporation[h]	670,104
1,669	Spirax-Sarco Engineering plc	158,559
42,992	SPX Corporation[h]	1,432,064
16,226	SPX FLOW, Inc.[h]	843,752
9,209	Standex International Corporation	960,038
54,600	Sumitomo Electric Industries, Ltd.	856,765
1,400	Taikisha, Ltd.	45,721
49,962	Terex Corporation	1,993,983
4,000	Toppan Forms Company, Ltd.	38,458
19,500	Toppan Printing Company, Ltd.	313,071
600	Toshiba Machine Company, Ltd.	13,415
123,622	TPI Composites, Inc.[h]	3,529,408
8,911	Transcontinental, Inc.	157,985
4,010	TransDigm Group, Inc.[h]	1,492,923
16,393	TransUnion	1,206,197
73,719	TriMas Corporation[h]	2,241,058
3,000	Tsubakimoto Chain Company	138,889
3,073	UniFirst Corporation	533,626
32,810	United Continental Holdings, Inc.[h]	2,922,059
15,034	United Parcel Service, Inc.	1,755,220
25,319	United Rentals, Inc.[h]	4,142,188
32,800	United Technologies Corporation	4,585,768
83,390	Univar, Inc.[h]	2,556,737
29,946	Universal Truckload Services, Inc.	1,102,013
17,321	Valmont Industries, Inc.	2,398,959
48,845	Verisk Analytics, Inc.[h]	5,888,265
8,036	Vinci SA	764,543
15,662	WABCO Holdings, Inc.[h]	1,847,176
53,663	WageWorks, Inc.[h]	2,294,093
118,500	Waste Connections, Inc.	9,452,745
10,169	Watsco, Inc.	1,811,099
74,176	Willdan Group, Inc.[h]	2,519,017
1,800	Yuasa Trading Company, Ltd.	64,630

	Total	328,445,309

Information Technology (10.5%)
13,270	2U, Inc.[h]	997,771
5,778	Adobe Systems, Inc.[h]	1,559,771
98,513	Advanced Micro Devices, Inc.[h]	3,043,067
94,111	Agilent Technologies, Inc.	6,638,590
57,040	Akamai Technologies, Inc.[h]	4,172,476
6,000	Alliance Data Systems Corporation	1,416,960
34,594	Alphabet, Inc., Class Ah	41,757,726
10,820	Alphabet, Inc., Class Ch	12,913,345
8,618	Amadeus IT Holding SA	798,792
25,403	Ambarella, Inc.[h,i]	982,588
8,593	American Software, Inc.	104,233
111,867	Amphenol Corporation	10,517,735
204,147	Apple, Inc.	46,084,144

Shares	Common Stock (36.7%)	Value
Information Technology (10.5%) - continued
43,168	Applied Materials, Inc.	$1,668,443
17,809	Arista Networks, Inc.[h]	4,734,701
71,329	Arrow Electronics, Inc.[h]	5,258,374
10,570	Atkore International Group, Inc.[h]	280,422
17,070	Atlassian Corporation plc[h]	1,641,110
84,216	Autodesk, Inc.[h]	13,146,960
31,215	Automatic Data Processing, Inc.	4,702,852
24,957	Belden, Inc.	1,782,179
77,211	Benchmark Electronics, Inc.	1,806,737
123,862	Blackline, Inc.[h]	6,994,487
161,890	Booz Allen Hamilton Holding Corporation	8,034,601
2,232	Broadcom, Ltd.	550,701
9,400	Canon, Inc.	298,070
7,433	Capgemini SA	935,798
9,323	Carsales.com, Ltd.	97,433
20,834	CDW Corporation	1,852,559
28,200	CEVA, Inc.[h]	810,750
17,963	CGI Group, Inc.[h]	1,158,176
181,578	Ciena Corporation[h]	5,672,497
560,006	Cisco Systems, Inc.	27,244,292
229,279	Clearway Energy, Inc.	4,365,472
27,650	Cognex Corporation	1,543,423
3,918	Cognizant Technology Solutions Corporation	302,274
32,325	CoreLogic, Inc.[h]	1,597,178
2,295	CSG Systems International, Inc.	92,121
44,900	Descartes Systems Group, Inc.[h]	1,522,110
149,507	Dolby Laboratories, Inc.	10,461,005
770	Electronic Arts, Inc.[h]	92,777
23,851	Endurance International Group Holdings, Inc.[h]	209,889
18,527	Envestnet, Inc.[h]	1,129,221
11,710	Euronet Worldwide, Inc.[h]	1,173,576
143,256	EVERTEC, Inc.	3,452,470
2,607	ExlService Holdings, Inc.[h]	172,583
197,457	Facebook, Inc.[h]	32,473,778
6,391	Fidelity National Information Services, Inc.	697,066
57,398	Fiserv, Inc.[h]	4,728,447
238,760	Flextronics International, Ltd.[h]	3,132,531
97,840	FLIR Systems, Inc.	6,014,225
54,881	Fortinet, Inc.[h]	5,063,870
49,890	Global Payments, Inc.	6,355,986
70,233	Guidewire Software, Inc.[h]	7,094,235
5,034	Halma plc	94,775
100	Hirose Electric Company, Ltd.	10,923
13,400	IAC/InterActiveCorporation[h]	2,904,048
173,710	Keysight Technologies, Inc.[h]	11,513,499
55,200	Konica Minolta Holdings, Inc.	587,436
1,180	Kulicke and Soffa Industries, Inc.	28,131
16,930	Lam Research Corporation	2,568,281
42,996	Liberty Tripadvisor Holdings, Inc.[h]	638,491
105,815	M/A-COM Technology Solutions Holdings, Inc.[h,i]	2,179,789
10,339	ManTech International Corporation	654,459
179,789	MasterCard, Inc.	40,022,829
21,850	Maxim Integrated Products, Inc.	1,232,121
411,740	Microsoft Corporation	47,090,704
24,134	MoneyGram International, Inc.[h]	129,117
70,273	Monolithic Power Systems, Inc.	8,821,370
14,071	Monotype Imaging Holdings, Inc.	284,234
85,620	National Instruments Corporation	4,138,015
5,500	NEC Networks & System Integration Corporation	127,550
61,706	New Relic, Inc.[h]	5,814,556

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (36.7%)	Value
Information Technology (10.5%) - continued
24,016	Nice, Ltd. ADR[h]	$2,749,112
21,423	Novanta, Inc.[h]	1,465,333
60,747	NVIDIA Corporation	17,071,122
201,740	Oracle Corporation	10,401,714
19,640	Palo Alto Networks, Inc.[h]	4,424,106
319,851	PayPal Holdings, Inc.[h]	28,095,712
19,043	Pegasystems, Inc.	1,192,092
54,318	Plexus Corporation[h]	3,178,146
66,613	Proofpoint, Inc.[h]	7,082,960
96,410	Q2 Holdings, Inc.[h]	5,837,626
259,561	Quantenna Communications, Inc.[h]	4,788,900
82,842	Red Hat, Inc.[h]	11,289,708
30,521	RELX plc	641,221
34,958	RELX plc	735,403
35,397	Rogers Corporation[h]	5,214,686
50,639	Rudolph Technologies, Inc.[h]	1,238,124
2,000	Ryoyo Electro Corporation	30,920
121,132	SailPoint Technologies Holdings, Inc.[h]	4,120,911
235,526	Salesforce.com, Inc.[h]	37,455,700
10,235	ScanSource, Inc.[h]	408,377
3,825	Seagate Technology plc	181,114
265,261	Sequans Communications SA ADR[h]	376,671
27,408	ServiceNow, Inc.[h]	5,361,827
30,000	Shinko Electric Industries Company, Ltd.	252,487
174	Siltronic AG	21,279
21,370	SS&C Technologies Holdings, Inc.	1,214,457
91,321	Synopsys, Inc.[h]	9,005,164
2,838	TE Connectivity, Ltd.	249,545
14,422	Teradata Corporation[h]	543,854
16,429	Teradyne, Inc.	607,544
59,901	Texas Instruments, Inc.	6,426,778
1,000	Tokyo Seimitsu Company, Ltd.	26,067
1,675	Trimble, Inc.[h]	72,796
32,975	Twitter, Inc.[h]	938,469
27,918	Tyler Technologies, Inc.[h]	6,841,585
4,668	Ultimate Software Group, Inc.[h]	1,503,983
15,190	Universal Display Corporation[i]	1,790,901
72,448	Verint Systems, Inc.[h]	3,629,645
4,286	VeriSign, Inc.[h]	686,274
128,161	Virtusa Corporation[h]	6,883,527
248,604	Visa, Inc.	37,312,974
188,472	Xilinx, Inc.	15,109,800
103,213	Zix Corporation[h]	572,832

	Total	687,204,351

Materials (1.2%)
33,120	Alcoa Corporation[h]	1,338,048
12,913	Balchem Corporation	1,447,418
12,725	Ball Corporation	559,773
14,464	BASF SE	1,283,436
40,706	BHP Billiton plc	888,274
23,675	BHP Billiton, Ltd.	589,767
3,906	Canfor Corporation[h]	72,819
73,607	Celanese Corporation	8,391,198
36,850	CF Industries Holdings, Inc.	2,006,114
7,061	Coeur Mining, Inc.[h]	37,635
49,327	Continental Building Products, Inc.[h]	1,852,229
23,300	Daicel Corporation	270,654
23,919	Eastman Chemical Company	2,289,527
16,892	Evonik Industries AG	604,140
57,670	Ferroglobe Representation & Warranty Insurance Trust[c,h]	6
49,665	Freeport-McMoRan, Inc.	691,337
796	Fuchs Petrolub SE	44,419
10,699	Granges AB	127,412

Shares	Common Stock (36.7%)	Value
Materials (1.2%) - continued
1,407	Hexpol AB	$15,483
2,200	Hitachi Chemical Company, Ltd.	44,769
2,600	Hokuetsu Corporation	14,159
38,012	Innospec, Inc.	2,917,421
15,781	International Paper Company	775,636
4,500	JSR Corporation	84,009
12,177	Kadant, Inc.	1,313,289
1,820	Koppers Holdings, Inc.[h]	56,693
24,200	Kuraray Company, Ltd.	363,811
10,300	Kyoei Steel, Ltd.	200,870
18,060	Martin Marietta Materials, Inc.	3,286,017
78,648	Mercer International, Inc.	1,321,286
8,512	Methanex Corporation	673,299
28,359	Minerals Technologies, Inc.	1,917,068
15,953	Mondi plc	436,791
62,143	Myers Industries, Inc.	1,444,825
4,862	Navigator Company SA	23,822
69,006	Newmont Mining Corporation	2,083,981
10,800	Nippon Kayaku Company, Ltd.	128,441
7,500	Nippon Light Metal Holdings Company, Ltd.	16,760
36,500	Nippon Steel & Sumitomo Metal Corporation	772,072
34,525	Nucor Corporation	2,190,611
6,049	Olympic Steel, Inc.	126,243
133,072	OMNOVA Solutions, Inc.[h]	1,310,759
33,000	Owens-Illinois, Inc.[h]	620,070
8,968	Packaging Corporation of America	983,700
76,085	Reliance Steel & Aluminum Company	6,489,290
71	Rio Tinto, Ltd.	4,038
44,900	RPM International, Inc.	2,915,806
28,953	Ryerson Holding Corporation[h]	327,169
28,387	Sandfire Resources NL	152,283
500	Sanyo Special Steel Company, Ltd.	12,198
51,216	Schweitzer-Mauduit International, Inc.	1,962,085
42,814	Scotts Miracle-Gro Company	3,370,746
48,991	Sensient Technologies Corporation	3,748,301
23,774	Sonoco Products Company	1,319,457
7,342	SSAB AB, Class A	36,852
21,345	Steel Dynamics, Inc.	964,581
2,525	Stepan Company	219,700
2,900	Taiheiyo Cement Corporation	90,952
1,400	Taiyo Holdings Company, Ltd.	54,029
7,200	Toagosei Company, Ltd.	83,075
31,902	Trinseo SA	2,497,927
1,100	Ube Industries, Ltd.	29,927
14,561	United States Lime & Minerals, Inc.	1,149,591
28,579	UPM-Kymmene Oyj	1,120,838
14,172	Verso Corporation[h]	477,171
61,921	WestRock Company	3,309,058
34,505	Worthington Industries, Inc.	1,496,137
1,300	Yamato Kogyo Company, Ltd.	40,315

	Total	77,487,617

Real Estate (1.2%)
4,750	Alexandria Real Estate Equities, Inc.	597,502
12,850	Americold Realty Trust	321,507
40,340	Ares Commercial Real Estate Corporation	563,550
162,232	Armada Hoffler Properties, Inc.	2,451,326
2,732	Artis Real Estate Investment Trust	24,853
47,902	Ashford Hospitality Trust, Inc.	306,094
10,428	Bluerock Residential Growth REIT, Inc.	102,194
9,917	Breaemar Hotels & Resorts, Inc.	116,723

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (36.7%)	Value
Real Estate (1.2%) - continued
244,600	Brixmor Property Group, Inc.	$4,282,946
6,700	Camden Property Trust	626,919
85,357	Catchmark Timber Trust, Inc.	975,631
307,913	Cedar Realty Trust, Inc.	1,434,875
71,791	Chatham Lodging Trust	1,499,714
25,982	City Office REIT, Inc.	327,893
81,676	Cousins Properties, Inc.	726,100
33,992	CyrusOne, Inc.	2,155,093
2,800	Daito Trust Construction Company, Ltd.	360,825
5,000	Digital Realty Trust, Inc.	562,400
85,661	Douglas Emmett, Inc.	3,231,133
21,250	Duke Realty Corporation	602,862
98,212	Empire State Realty Trust, Inc.	1,631,301
7,038	First Industrial Realty Trust, Inc.	220,993
34,583	Franklin Street Properties Corporation	276,318
5,076	Gaming and Leisure Properties, Inc.	178,929
8,416	Getty Realty Corporation	240,361
4,775	Gladstone Commercial Corporation	91,441
24,000	Hang Lung Properties, Ltd.	46,819
91,344	Highwoods Properties, Inc.	4,316,917
1,300	Hitachi High-Technologies Corporation	44,887
51,391	Hospitality Properties Trust	1,482,116
30,645	Host Hotels & Resorts, Inc.	646,610
343,776	Hudson Pacific Properties, Inc.	11,248,351
60,000	Hysan Development Company, Ltd.	303,004
184,956	InfraREIT, Inc.	3,911,819
182,569	Monmouth Real Estate Investment Corporation	3,052,554
87,221	National Storage Affiliates Trust	2,218,902
20,284	One Liberty Properties, Inc.	563,490
22,177	Outfront Media, Inc.	442,431
37,704	Paramount Group, Inc.	568,953
44,376	Physicians Realty Trust	748,179
1,740	Quebecor, Inc.	34,890
7,998	RE/MAX Holdings, Inc.	354,711
266,140	Retail Properties of America, Inc.	3,244,247
18,000	Road King Infrastructure, Ltd.	30,826
5,691	Saul Centers, Inc.	318,696
24,886	SBA Communications Corporation[h]	3,997,438
998,564	Spirit Realty Capital, Inc.	8,048,426
4,504	St. Joe Company[h]	75,667
6,000	Swire Pacific, Ltd.	65,709
49,609	Terreno Realty Corporation	1,870,259
82,772	Urstadt Biddle Properties, Inc.	1,762,216
195,391	Weyerhaeuser Company	6,305,268
43,800	Wing Tai Holdings, Ltd.	62,486

	Total	79,675,354

Telecommunications Services (0.2%)
97,518	AT&T, Inc.	3,274,654
1,776	Freenet AGi	42,637
129,389	KCOM Group plc	158,191
10,500	NTT DOCOMO, Inc.	282,215
176,040	ORBCOMM, Inc.[h]	1,911,794
40,545	Telenor ASA	792,883
3,173	Telephone & Data Systems, Inc.	96,554
134,659	Verizon Communications, Inc.	7,189,444

	Total	13,748,372

Utilities (0.4%)
83,743	AES Corporation	1,172,402
794	Alpha Natural Resources Holdings, Inc.[h]	29,576

Shares	Common Stock (36.7%)	Value
Utilities (0.4%) - continued
2,987	ANR, Inc.[h]	$112,012
17,228	Artesian Resources Corporation	633,646
41,555	Clearway Energy, Inc.	799,934
13,527	Consolidated Water Company, Ltd.	187,349
23,610	Edison International, Inc.	1,597,925
26,743	Enagas SA	720,809
8,175	Entergy Corporation	663,238
33,752	MDU Resources Group, Inc.	867,089
9,255	Middlesex Water Company	448,127
25,429	New Jersey Resources Corporation	1,172,277
16,932	NorthWestern Corporation	993,231
30,700	Osaka Gas Company, Ltd.	599,466
92,472	PG&E Corporation[h]	4,254,637
43,104	PNM Resources, Inc.	1,700,453
41,532	Portland General Electric Company	1,894,274
14,400	Public Service Enterprise Group, Inc.	760,176
16,576	Southwest Gas Holdings, Inc.	1,310,001
4,435	Spire, Inc.	326,194
164,666	UGI Corporation	9,135,670
2,704	Unitil Corporation	137,634

	Total	29,516,120

	Total Common Stock (cost $1,739,241,478)	2,398,499,285

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Asset-Backed Securities (0.7%)
	Access Group, Inc.
214,115	2.716%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,j	211,542
	Apidos CLO XVIII
950,000	3.467%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,b	950,093
	Ares CLO, Ltd.
1,500,000	3.821%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2*,b	1,499,973
	Ares XXXIIR CLO, Ltd.
750,000	3.254%, (LIBOR 3M + 0.940%), 5/15/2030, Ser. 2014-32RA, Class A1A*,b	748,399
	Babson CLO, Ltd.
385,000	3.486%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,b	385,015
	BANK 2018-BNK13
2,300,000	4.217%, 8/15/2061, Ser. 2018-BN13, Class A5	2,367,401
	Bayview Koitere Fund Trust
831,523	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ab,j	833,906
	Betony CLO, Ltd.
350,000	3.189%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1*,b	349,617
	BlueMountain CLO, Ltd.
725,000	3.479%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,b	725,074
	Buttermilk Park CLO, Ltd.
2,575,000	3.738%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2*,b	2,574,974

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Asset-Backed Securities (0.7%) - continued
	Carlyle Global Market Strategies CLO, Ltd.
$1,675,000	3.782%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RR*,b	$1,674,972
	Cent CLO 22, Ltd.
400,000	3.753%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,b	400,262
	Commonbond Student Loan Trust
564,254	2.730%, 10/25/2040, Ser. 2016-B, Class A1[j]	548,528
736,076	2.716%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,j]	737,110
546,175	3.210%, 2/25/2044, Ser. 2018-AGS, Class A1[j]	540,559
	DRB Prime Student Loan Trust
256,509	4.116%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1*,b	263,119
	Dryden Senior Loan Fund
1,450,000	3.798%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2*,b,c,e	1,450,000
	Earnest Student Loan Program, LLC
1,257,979	3.020%, 5/25/2034, Ser. 2016-B, Class A2[j]	1,245,914
62,584	2.680%, 7/25/2035, Ser. 2016-C, Class A2[j]	60,889
	Edlinc Student Loan Funding Trust
123,360	5.096%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,b	124,828
	Galaxy XX CLO, Ltd.
1,200,000	3.348%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class AR*,b	1,195,006
	GoldenTree Loan Opportunities IX, Ltd.
400,000	3.709%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,b	400,120
	Golub Capital Partners, Ltd.
750,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2015-22A, Class AR*,b	752,223
1,095,000	3.548%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class AR*,b	1,098,529
	Laurel Road Prime Student Loan Trust
850,000	2.810%, 11/25/2042, Ser. 2017-C, Class A2Bj	825,508
	Lendmark Funding Trust
600,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Aj	590,863
	Limerock CLO III, LLC
1,150,000	3.548%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1R*,b	1,150,122
	Madison Park Funding XIV, Ltd.
1,050,000	3.468%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,b	1,050,103

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Asset-Backed Securities (0.7%) - continued
	Magnetite XII, Ltd.
$1,200,000	3.242%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR*,b	$1,199,995
	Mountain View CLO, Ltd.
850,000	3.459%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1R*,b	849,084
	Neuberger Berman CLO XIV, Ltd.
600,000	3.589%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class AR*,b	600,338
	Neuberger Berman CLO, Ltd.
260,000	3.527%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,b	260,378
	Octagon Investment Partners XVI, Ltd.
250,000	3.736%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2R*,b	249,978
	Octagon Investment Partners XX, Ltd.
975,000	3.468%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,b	975,990
	OZLM VIII, Ltd.
385,000	3.466%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,b	385,042
	PPM CLO, Ltd.
800,000	3.643%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class A*,b	799,079
	Race Point IX CLO, Ltd.
900,000	3.549%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,b	902,695
	Renaissance Home Equity Loan Trust
1,075,822	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[k]	760,989
1,325,297	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[k]	972,249
1,134,418	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[k]	638,622
	Shackleton CLO, Ltd.
800,000	3.509%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1*,b	799,939
	SLM Student Loan Trust
306,928	2.736%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	307,659
	SoFi Consumer Loan Program, LLC
497,879	2.500%, 5/26/2026, Ser. 2017-4, Class Aj	491,911
477,959	2.140%, 9/25/2026, Ser. 2017-5, Class A1[j]	475,631
	SoFi Professional Loan Program, LLC
240,771	2.420%, 3/25/2030, Ser. 2015-A, Class A2[j]	237,277
	Symphony CLO XV, Ltd.
1,150,000	3.516%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,b	1,150,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Asset-Backed Securities (0.7%) - continued
	U.S. Small Business Administration
$240,281	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	$238,986
	Verus Securitization Trust
1,298,770	3.677%, 6/1/2058, Ser. 2018-2, Class A1[b,j]	1,298,659
	Voya CLO 3, Ltd.
385,000	3.055%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2014-3A, Class A1R*,b	383,652

	Total	38,733,177

Basic Materials (0.2%)
	Alcoa Nederland Holding BV
710,000	6.750%, 9/30/2024j	750,825
	Anglo American Capital plc
13,000	4.125%, 9/27/2022[j]	12,994
820,000	4.875%, 5/14/2025[j]	821,348
	ArcelorMittal SA
468,000	6.125%, 6/1/2025[i]	508,472
	Braskem Netherlands Finance BV
1,220,000	4.500%, 1/10/2028[j]	1,161,135
	BWAY Holding Company
775,000	5.500%, 4/15/2024[j]	761,895
	CF Industries, Inc.
815,000	3.450%, 6/1/2023[i]	785,456
	Chemours Company
665,000	5.375%, 5/15/2027	641,725
	Dow Chemical Company
10,000	8.550%, 5/15/2019	10,339
	E.I. du Pont de Nemours and Company
14,000	2.200%, 5/1/2020	13,819
	First Quantum Minerals, Ltd.
410,000	7.000%, 2/15/2021[j]	405,387
500,000	7.500%, 4/1/2025[j]	474,375
	FMG Resources Property, Ltd.
30,000	5.125%, 5/15/2024j	29,122
	Georgia-Pacific, LLC
245,000	2.539%, 11/15/2019[j]	243,117
	Glencore Funding, LLC
224,000	4.125%, 5/30/2023[j]	223,727
300,000	4.000%, 3/27/2027[j]	281,458
	International Paper Company
600,000	4.350%, 8/15/2048	546,408
	Kinross Gold Corporation
7,000	5.125%, 9/1/2021	7,192
448,000	5.950%, 3/15/2024	456,960
635,000	4.500%, 7/15/2027	567,563
	LyondellBasell Industries NV
10,000	5.000%, 4/15/2019	10,050
	Novelis Corporation
275,000	5.875%, 9/30/2026[j]	268,469
	Olin Corporation
895,000	5.125%, 9/15/2027[i]	861,438
	Peabody Securities Finance Corporation
775,000	6.375%, 3/31/2025[j]	787,594
	Platform Specialty Products Corporation
520,000	5.875%, 12/1/2025j	513,120
	Sherwin-Williams Company
13,000	2.250%, 5/15/2020	12,809
540,000	3.125%, 6/1/2024	518,571

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Basic Materials (0.2%) - continued
	Steel Dynamics, Inc.
$645,000	5.000%, 12/15/2026	$641,775
	Syngenta Finance NV
525,000	3.933%, 4/23/2021[j]	523,523
	Teck Resources, Ltd.
955,000	6.125%, 10/1/2035	1,005,138
	United States Steel Corporation
805,000	6.250%, 3/15/2026	797,956
	Vale Overseas, Ltd.
340,000	6.250%, 8/10/2026	372,606
350,000	6.875%, 11/21/2036	407,050
350,000	6.875%, 11/10/2039	410,025
	Westlake Chemical Corporation
448,000	3.600%, 8/15/2026	421,123
	WestRock Company
470,000	3.750%, 3/15/2025[j]	461,735
	Xstrata Finance Canada, Ltd.
10,000	4.950%, 11/15/2021[j]	10,306

	Total	16,726,605

Capital Goods (0.3%)
	AECOM
970,000	5.875%, 10/15/2024	1,027,366
	Ardagh Packaging Finance plc
760,000	6.000%, 2/15/2025[j]	746,320
	Ashtead Capital, Inc.
650,000	4.125%, 8/15/2025[j]	617,500
	Bombardier, Inc.
925,000	7.500%, 3/15/2025[j]	953,906
	Building Materials Corporation of America
710,000	6.000%, 10/15/2025[j]	725,975
	Cemex SAB de CV
55,000	5.700%, 1/11/2025[j]	55,962
730,000	6.125%, 5/5/2025[j]	752,812
	Cintas Corporation No. 2
10,000	2.900%, 4/1/2022	9,754
345,000	3.700%, 4/1/2027	335,857
	CNH Industrial Capital, LLC
480,000	4.875%, 4/1/2021	491,915
	CNH Industrial NV
600,000	3.850%, 11/15/2027	567,402
	Crown Americas Capital Corporation IV
720,000	4.500%, 1/15/2023	722,880
	General Electric Company
16,000	5.000%, 1/21/2021[b,l]	15,598
	H&E Equipment Services, Inc.
390,000	5.625%, 9/1/2025	389,025
	Huntington Ingalls Industries, Inc.
720,000	3.483%, 12/1/2027	674,352
	L3 Technologies, Inc.
705,000	3.950%, 5/28/2024	694,805
	Lockheed Martin Corporation
160,000	2.500%, 11/23/2020	157,764
480,000	3.600%, 3/1/2035	448,358
448,000	4.500%, 5/15/2036	466,379
120,000	6.150%, 9/1/2036	145,748
	Northrop Grumman Corporation
820,000	3.850%, 4/15/2045	743,902
	Owens-Brockway Glass Container, Inc.
960,000	5.000%, 1/15/2022[j]	968,400
	Republic Services, Inc.
335,000	2.900%, 7/1/2026	311,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Capital Goods (0.3%) - continued
	Reynolds Group Issuer, Inc.
$670,000	5.125%, 7/15/2023[j]	$666,315
	Rockwell Collins, Inc.
720,000	2.800%, 3/15/2022	700,582
	Roper Industries, Inc.
612,000	2.050%, 10/1/2018	612,000
	Roper Technologies, Inc.
336,000	2.800%, 12/15/2021	328,327
185,000	3.650%, 9/15/2023	183,744
240,000	4.200%, 9/15/2028	238,668
	Siemens Financieringsmaatschappij NV
932,000	4.200%, 3/16/2047[j]	938,343
	Standard Industries, Inc.
415,000	5.500%, 2/15/2023[j]	419,669
	Textron, Inc.
400,000	7.250%, 10/1/2019	415,101
720,000	3.375%, 3/1/2028	664,280
	United Rentals North America, Inc.
735,000	5.500%, 7/15/2025	749,700
	United Technologies Corporation
750,000	4.450%, 11/16/2038	743,839
600,000	4.050%, 5/4/2047	547,456

	Total	19,231,504

Collateralized Mortgage Obligations (0.3%)
	Ajax Mortgage Loan Trust
1,650,000	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,c,j	1,649,670
	Alternative Loan Trust
87,741	5.500%, 10/25/2035, Ser. 2005-47CB, Class A7	72,982
	Angel Oak Mortgage Trust I, LLC
185,197	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	185,214
	Banc of America Alternative Loan Trust
30,669	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	27,487
	Bayview Opportunity Master Fund Trust
745,133	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ab,j	746,732
1,215,444	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ab,j	1,218,057
955,836	3.500%, 5/28/2069, Ser. 2017-RT5, Class Ab,j	947,580
	Citigroup Mortgage Loan Trust, Inc.
261,063	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	261,899
15,470	3.898%, 3/25/2037, Ser. 2007-AR4, Class 2A1Ab	13,035
	COLT Mortgage Loan Trust
878,305	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ab,j	872,322
	Countrywide Alternative Loan Trust
320,400	4.026%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	281,298
325,049	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	211,569
159,110	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	152,239
833,582	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	700,338

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Collateralized Mortgage Obligations (0.3%) - continued
$845,208	7.000%, 10/25/2037, Ser. 2007-24, Class A10	$532,220
	Countrywide Home Loans, Inc.
296,929	5.750%, 4/25/2037, Ser. 2007-3, Class A27	240,536
	Credit Suisse First Boston Mortgage Securities Corporation
26,369	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	26,057
	Deutsche Alt-A Securities Mortgage Loan Trust
209,676	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	190,698
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
32,953	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	35,002
	Federal Home Loan Mortgage Corporation
1,437,247	4.000%, 7/15/2031, Ser. 4104, Class KIm	166,468
948,874	3.000%, 2/15/2033, Ser. 4170, Class IGm	105,509
	Federal National Mortgage Association
1,808,577	3.500%, 1/25/2033, Ser. 2012-150, Class YIm	231,110
	Impac Secured Assets Trust
1,574,340	2.456%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	1,313,479
	J.P. Morgan Alternative Loan Trust
97,372	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	85,326
	J.P. Morgan Mortgage Trust
460,008	4.249%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	402,276
897,264	2.596%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8b	493,183
1,014,258	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	597,549
	MASTR Alternative Loans Trust
214,674	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	216,675
526,417	2.666%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	246,307
	Merrill Lynch Alternative Note Asset Trust
217,510	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	172,190
	Mill City Mortgage Loan Trust
1,550,000	3.500%, 8/25/2058, Ser. 2018-3, Class A1[b,j]	1,534,815
	Preston Ridge Partners Mortgage Trust, LLC
1,558,105	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,k	1,546,609
	Pretium Mortgage Credit Partners, LLC
773,971	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[j,k]	766,705

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Collateralized Mortgage Obligations (0.3%) - continued
	Residential Accredit Loans, Inc. Trust
$42,147	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	$40,882
	Residential Asset Securitization Trust
1,063,531	2.596%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[b]	241,329
	Residential Funding Mortgage Security I Trust
45,458	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	42,994
	Sequoia Mortgage Trust
481,225	4.012%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	399,194
	Structured Adjustable Rate Mortgage Loan Trust
53,239	4.421%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	42,758
	Structured Asset Mortgage Investments, Inc.
85,870	2.526%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	82,094
	Towd Point Mortgage Trust
632,208	2.816%, (LIBOR 1M + 0.600%), 2/25/2057, Ser. 2017-5, Class A1[b,j]	632,775
	Verus Securitization Trust
649,159	2.853%, 1/25/2047, Ser. 2017-1A, Class A1*,[b]	644,193
978,657	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,[b]	955,321
	WaMu Mortgage Pass Through Certificates
120,120	3.864%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	116,156
294,718	3.483%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	285,690
1,126,559	2.805%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	1,039,899
78,097	2.585%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	73,130
	Wells Fargo Mortgage Backed Securities Trust
27,749	3.964%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	28,209
26,442	4.302%, 7/25/2036, Ser. 2006-AR10, Class 2A1[b]	26,343
21,276	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	21,204

	Total	20,915,307

Commercial Mortgage-Backed Securities (0.6%)
	AMSR Trust
1,075,000	3.558%, (LIBOR 1M + 1.400%), 11/17/2033, Ser. 2016-SFR1, Class Ab,j	1,075,957
	Benchmark 2018-B5 Mortgage Trust
2,600,000	4.208%, 7/15/2051, Ser. 2018-B5, Class A4	2,680,838

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Commercial Mortgage-Backed Securities (0.6%) - continued
	CSAIL Commercial Mortgage Trust
$1,900,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	$1,875,373
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,200,000	3.900%, 4/25/2028, Ser. K076, Class A2[n]	1,228,021
	Federal National Mortgage Association
2,000,000	3.640%, 6/1/2028	1,984,692
2,092,262	3.730%, 6/1/2028	2,097,426
850,000	3.710%, 7/1/2028	847,994
	Federal National Mortgage Association - ACES
1,200,000	2.568%, 12/25/2026, Ser. 2017-M3, Class A2[b]	1,111,763
1,800,000	2.878%, 2/25/2027, Ser. 2017-M2, Class A2[b]	1,704,691
2,375,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	2,261,971
1,850,000	3.150%, 3/25/2028, Ser. 2018-M7, Class A2[b]	1,768,605
	Federal National Mortgage Association Grantor Trust
2,397,336	2.898%, 6/25/2027, Ser. 2017-T1, Class An	2,272,075
	GS Mortgage Securities Trust
1,250,000	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	1,265,528
2,450,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	2,461,330
975,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	950,167
	Morgan Stanley Bank of America Merrill Lynch Trust
1,425,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	1,411,925
1,425,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	1,395,870
	Morgan Stanley Capital I, Inc.
4,200,000	4.177%, 7/15/2051, Ser. 2018-H3, Class A5	4,302,496
	UBS Commercial Mortgage Trust
1,337,360	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	1,335,001
3,500,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	3,592,001
	WFRBS Commercial Mortgage Trust
1,193,248	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	1,168,506

	Total	38,792,230

Communications Services (0.6%)
	21st Century Fox America, Inc.
460,000	6.900%, 3/1/2019	467,699
900,000	6.400%, 12/15/2035	1,145,599
	AMC Networks, Inc.
690,000	5.000%, 4/1/2024	679,650
	America Movil SAB de CV
298,000	5.000%, 10/16/2019	303,888
	American Tower Corporation
10,000	2.800%, 6/1/2020	9,906
560,000	3.300%, 2/15/2021	556,575

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Communications Services (0.6%) - continued
	AT&T, Inc.
$222,000	5.875%, 10/1/2019	$228,301
7,000	5.200%, 3/15/2020	7,204
165,000	3.316%, (LIBOR 3M + 0.930%), 6/30/2020[b]	166,644
350,000	3.800%, 3/1/2024	346,468
368,000	4.100%, 2/15/2028[j]	356,641
281,000	4.300%, 2/15/2030[j]	270,048
480,000	5.250%, 3/1/2037	477,814
700,000	4.900%, 8/15/2037[j]	668,475
336,000	6.350%, 3/15/2040	368,973
355,000	5.550%, 8/15/2041	358,720
275,000	4.750%, 5/15/2046	250,861
580,000	5.450%, 3/1/2047	579,519
	British Sky Broadcasting Group plc
334,000	2.625%, 9/16/2019[j]	332,388
455,000	3.125%, 11/26/2022[j]	445,657
	CCO Holdings, LLC
900,000	5.875%, 4/1/2024[j]	919,125
	CCOH Safari, LLC
30,000	5.750%, 2/15/2026[j]	30,112
	CenturyLink, Inc.
810,000	6.450%, 6/15/2021	840,375
	Charter Communications Operating, LLC
217,000	6.834%, 10/23/2055	239,125
5,000	4.464%, 7/23/2022	5,083
300,000	4.500%, 2/1/2024	301,260
595,000	4.200%, 3/15/2028	568,853
1,410,000	6.484%, 10/23/2045	1,513,803
	Clear Channel Worldwide Holdings, Inc.
800,000	6.500%, 11/15/2022	816,296
	Comcast Corporation
370,000	4.049%, 11/1/2052	326,557
14,000	1.625%, 1/15/2022	13,180
360,000	2.750%, 3/1/2023	348,036
960,000	4.400%, 8/15/2035	940,916
490,000	4.750%, 3/1/2044	487,926
250,000	4.600%, 8/15/2045	244,423
	Cox Communications, Inc.
600,000	3.350%, 9/15/2026[j]	557,066
240,000	4.600%, 8/15/2047[j]	223,960
	Crown Castle International Corporation
526,000	3.400%, 2/15/2021	524,634
931,000	5.250%, 1/15/2023	975,687
480,000	3.200%, 9/1/2024	456,505
	CSC Holdings, LLC
105,000	5.500%, 4/15/2027[j]	102,152
	Digicel, Ltd.
1,351,748	6.000%, 4/15/2021*,[i]	1,253,746
	Discovery Communications, LLC
600,000	4.900%, 3/11/2026	615,529
950,000	5.000%, 9/20/2037	924,118
	Gray Television, Inc.
735,000	5.875%, 7/15/2026[j]	728,569
	Intelsat Jackson Holdings SA
420,000	8.500%, 10/15/2024[j]	423,675
	Level 3 Communications, Inc.
920,000	5.375%, 1/15/2024	921,601
	Level 3 Financing, Inc.
335,000	5.375%, 5/1/2025	335,000
30,000	5.250%, 3/15/2026	29,514

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Communications Services (0.6%) - continued
	Meredith Corporation
$30,000	6.875%, 2/1/2026[j]	$30,750
	Moody’s Corporation
315,000	2.750%, 12/15/2021	308,069
	Neptune Finco Corporation
798,000	10.875%, 10/15/2025[j]	926,677
	Netflix, Inc.
875,000	4.875%, 4/15/2028[j]	822,500
	Nexstar Escrow Corporation
340,000	5.625%, 8/1/2024[j]	332,775
	Omnicom Group, Inc.
224,000	3.600%, 4/15/2026	212,664
	SES Global Americas Holdings GP
365,000	2.500%, 3/25/2019[j]	364,078
	Sprint Communications, Inc.
615,000	6.000%, 11/15/2022	627,300
	Sprint Corporation
695,000	7.625%, 2/15/2025	737,047
	Telecom Italia SPA
590,000	5.303%, 5/30/2024[j]	573,037
	Telefonica Emisiones SAU
575,000	4.665%, 3/6/2038	539,531
	Time Warner Entertainment Company, LP
459,000	8.375%, 3/15/2023	531,171
	Verizon Communications, Inc.
625,000	3.500%, 11/1/2021	627,938
1,008,000	5.150%, 9/15/2023	1,078,095
874,000	3.376%, 2/15/2025	850,070
245,000	3.414%, (LIBOR 3M + 1.100%), 5/15/2025[b]	247,125
319,000	4.272%, 1/15/2036	303,657
960,000	4.862%, 8/21/2046	960,161
748,000	4.522%, 9/15/2048	711,749
	Viacom, Inc.
249,000	4.250%, 9/1/2023	250,842
480,000	6.875%, 4/30/2036	545,887
336,000	5.850%, 9/1/2043	354,935
	Virgin Media Secured Finance plc
775,000	5.250%, 1/15/2026[j]	757,787
	Windstream Services, LLC
620,000	8.625%, 10/31/2025[j]	595,200

	Total	36,976,901

Consumer Cyclical (0.4%)
	Allison Transmission, Inc.
45,000	5.000%, 10/1/2024[j]	44,775
	Amazon.com, Inc.
300,000	3.150%, 8/22/2027	287,304
600,000	3.875%, 8/22/2037	586,611
360,000	4.050%, 8/22/2047	351,671
	American Honda Finance Corporation
520,000	2.000%, 2/14/2020	513,120
	Aptiv plc
560,000	3.150%, 11/19/2020	555,531
	BMW US Capital, LLC
15,000	1.500%, 4/11/2019[j]	14,906
	Brookfield Residential Properties, Inc.
60,000	6.125%, 7/1/2022[j]	60,000
	Cinemark USA, Inc.
1,161,000	4.875%, 6/1/2023	1,142,134
	D.R. Horton, Inc.
534,000	2.550%, 12/1/2020	523,046

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Consumer Cyclical (0.4%) - continued
	Daimler Finance North America, LLC
$448,000	2.959%, (LIBOR 3M + 0.620%), 10/30/2019[b,j]	$449,921
425,000	2.891%, (LIBOR 3M + 0.550%), 5/4/2021[b,j]	426,455
	Delphi Jersey Holdings plc
825,000	5.000%, 10/1/2025[j]	776,531
	Ford Motor Credit Company, LLC
550,000	2.551%, 10/5/2018	550,001
450,000	2.943%, 1/8/2019	450,459
444,000	2.262%, 3/28/2019	442,463
14,000	2.597%, 11/4/2019	13,888
224,000	2.459%, 3/27/2020	220,253
168,000	3.200%, 1/15/2021	165,500
10,000	3.336%, 3/18/2021	9,858
170,000	3.656%, (LIBOR 3M + 1.270%), 3/28/2022[b]	169,776
650,000	2.979%, 8/3/2022	616,455
	General Motors Company
625,000	3.227%, (LIBOR 3M + 0.900%), 9/10/2021[b]	624,764
	General Motors Financial Company, Inc.
10,000	2.650%, 4/13/2020	9,896
185,000	3.267%, (LIBOR 3M + 0.930%), 4/13/2020[b]	186,151
332,000	3.700%, 11/24/2020	333,596
224,000	4.200%, 3/1/2021	226,770
515,000	3.189%, (LIBOR 3M + 0.850%), 4/9/2021[b]	516,967
10,000	4.375%, 9/25/2021	10,177
531,000	3.150%, 6/30/2022	516,556
224,000	3.950%, 4/13/2024	218,099
385,000	4.300%, 7/13/2025	374,689
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	9,788
575,000	5.400%, 9/15/2040	666,349
336,000	4.250%, 4/1/2046	342,700
590,000	3.900%, 6/15/2047	567,345
	Hyundai Capital America
176,000	2.400%, 10/30/2018[j]	175,990
517,000	2.550%, 4/3/2020[j]	508,310
6,000	2.750%, 9/18/2020[j]	5,883
336,000	3.000%, 10/30/2020[j]	330,762
	Jaguar Land Rover Automotive plc
630,000	5.625%, 2/1/2023[j]	620,550
	KB Home
532,000	4.750%, 5/15/2019	535,325
	L Brands, Inc.
630,000	5.625%, 2/15/2022	636,489
29,000	6.694%, 1/15/2027[j]	27,115
	Landry’s, Inc.
695,000	6.750%, 10/15/2024[j]	704,994
	Lear Corporation
485,000	5.250%, 1/15/2025	501,022
	Lennar Corporation
9,000	2.950%, 11/29/2020	8,786
350,000	4.125%, 1/15/2022	347,826
50,000	4.750%, 11/15/2022	50,312
1,000,000	4.875%, 12/15/2023	1,008,750
365,000	4.500%, 4/30/2024	357,408
	Live Nation Entertainment, Inc.
200,000	5.375%, 6/15/2022[j]	202,500
380,000	4.875%, 11/1/2024[j]	373,350
405,000	5.625%, 3/15/2026[j]	409,050

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Consumer Cyclical (0.4%) - continued
	Macy’s Retail Holdings, Inc.
$720,000	2.875%, 2/15/2023[i]	$681,739
	Mastercard, Inc.
700,000	3.950%, 2/26/2048	689,128
	McDonald’s Corporation
335,000	2.750%, 12/9/2020	333,023
462,000	2.625%, 1/15/2022	449,422
575,000	4.450%, 3/1/2047	563,700
	MGM Resorts International
945,000	6.000%, 3/15/2023	978,075
30,000	5.750%, 6/15/2025	30,060
	Navistar International Corporation
825,000	6.625%, 11/1/2025[j]	858,000
	New Red Finance, Inc.
785,000	4.250%, 5/15/2024[j]	745,067
	Nissan Motor Acceptance Corporation
11,000	2.000%, 3/8/2019[j]	10,965
360,000	2.150%, 9/28/2020[j]	350,983
	Prime Security Services Borrower, LLC
868,000	9.250%, 5/15/2023[j]	928,326
	PulteGroup, Inc.
30,000	4.250%, 3/1/2021	30,075
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	9,893
	Royal Caribbean Cruises, Ltd.
51,748	5.250%, 11/15/2022	54,455
	Six Flags Entertainment Corporation
760,000	4.875%, 7/31/2024[j]	744,420
	Toll Brothers Finance Corporation
186,000	4.000%, 12/31/2018	185,851
	Visa, Inc.
10,000	2.200%, 12/14/2020	9,827
	VOC Escrow, Ltd.
775,000	5.000%, 2/15/2028[j]	744,806
	Volkswagen Group of America Finance, LLC
9,000	2.450%, 11/20/2019[j]	8,916
	Yum! Brands, Inc.
55,000	5.000%, 6/1/2024[j]	54,553

	Total	28,240,211

Consumer Non-Cyclical (0.7%)
	Abbott Laboratories
610,000	2.900%, 11/30/2021	602,398
14,000	2.550%, 3/15/2022	13,590
291,000	3.400%, 11/30/2023	289,762
941,000	4.750%, 11/30/2036	1,000,401
475,000	4.900%, 11/30/2046	515,171
	AbbVie, Inc.
809,000	2.500%, 5/14/2020	799,828
7,000	2.900%, 11/6/2022	6,799
540,000	3.600%, 5/14/2025	522,480
240,000	4.700%, 5/14/2045	230,206
	Albertsons Companies, LLC
40,000	6.625%, 6/15/2024	38,450
	Altria Group, Inc.
224,000	2.850%, 8/9/2022	218,868
280,000	2.625%, 9/16/2026	255,676
	Amgen, Inc.
708,000	2.200%, 5/11/2020	697,873
224,000	2.700%, 5/1/2022	217,815
13,000	2.650%, 5/11/2022	12,624
300,000	3.125%, 5/1/2025	287,008

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Consumer Non-Cyclical (0.7%) - continued
$360,000	3.200%, 11/2/2027	$337,929
244,000	4.400%, 5/1/2045	235,825
	Anheuser-Busch InBev Finance, Inc.
255,000	3.603%, (LIBOR 3M + 1.260%), 2/1/2021[b]	261,717
7,000	3.300%, 2/1/2023	6,911
1,034,000	3.650%, 2/1/2026	1,003,342
896,000	4.700%, 2/1/2036	896,132
	Anheuser-Busch InBev Worldwide, Inc.
1,150,000	4.750%, 4/15/2058	1,114,188
350,000	3.077%, (LIBOR 3M + 0.740%), 1/12/2024[b]	351,581
575,000	4.375%, 4/15/2038	552,633
575,000	4.600%, 4/15/2048	556,082
	BAT Capital Corporation
240,000	2.297%, 8/14/2020[j]	235,185
360,000	3.222%, 8/15/2024[j]	343,036
480,000	4.540%, 8/15/2047[j]	439,222
	Baxalta, Inc.
246,000	4.000%, 6/23/2025	243,292
	Bayer U.S. Finance II, LLC
600,000	4.875%, 6/25/2048[j]	581,985
	Bayer U.S. Finance II, LLC
580,000	4.250%, 12/15/2025[j]	575,635
	Becton, Dickinson and Company
14,000	3.125%, 11/8/2021	13,776
516,000	3.734%, 12/15/2024	505,213
750,000	3.700%, 6/6/2027	717,022
354,000	4.669%, 6/6/2047	349,598
	Boston Scientific Corporation
205,000	6.000%, 1/15/2020	212,149
325,000	3.850%, 5/15/2025	323,695
336,000	7.375%, 1/15/2040	441,109
	Bunge, Ltd. Finance Corporation
190,000	3.500%, 11/24/2020	189,398
	Campbell Soup Company
590,000	3.950%, 3/15/2025	570,229
	Celgene Corporation
945,000	2.875%, 8/15/2020	938,760
	Church & Dwight Company, Inc.
140,000	2.450%, 12/15/2019	138,951
	Clorox Company
720,000	3.100%, 10/1/2027	675,987
	Constellation Brands, Inc.
470,000	3.600%, 2/15/2028	439,544
	CVS Caremark Corporation
110,000	4.000%, 12/5/2023	110,197
	CVS Health Corporation
118,000	3.350%, 3/9/2021	117,776
7,000	2.750%, 12/1/2022	6,750
236,000	3.700%, 3/9/2023	234,944
580,000	4.100%, 3/25/2025	578,198
1,440,000	4.875%, 7/20/2035	1,445,362
1,040,000	4.780%, 3/25/2038	1,031,901
580,000	5.050%, 3/25/2048	592,555
	EMD Finance, LLC
280,000	2.950%, 3/19/2022[j]	272,894
	Energizer Holdings, Inc.
820,000	5.500%, 6/15/2025[j]	815,900
	Envision Healthcare Corporation
1,020,000	5.125%, 7/1/2022[j]	1,044,990
	Express Scripts Holding Company
7,000	4.750%, 11/15/2021	7,224
224,000	3.000%, 7/15/2023	215,654

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Consumer Non-Cyclical (0.7%) - continued
$740,000	4.800%, 7/15/2046	$721,151
	Forest Laboratories, LLC
130,000	4.875%, 2/15/2021[j]	133,837
	Grupo Bimbo SAB de CV
370,000	4.700%, 11/10/2047[j]	341,059
	Halfmoon Parent, Inc.
120,000	3.224%, (LIBOR 3M + 0.890%), 7/15/2023[b,j]	120,005
480,000	4.125%, 11/15/2025[j]	478,465
590,000	4.800%, 8/15/2038[j]	589,079
	HCA, Inc.
26,748	4.750%, 5/1/2023	27,250
585,000	5.250%, 6/15/2026	601,819
300,000	4.500%, 2/15/2027	294,750
	Imperial Tobacco Finance plc
450,000	2.950%, 7/21/2020[j]	445,572
	Iron Mountain, Inc.
846,748	6.000%, 8/15/2023	868,450
	JBS USA, LLC
725,000	5.750%, 6/15/2025[j]	705,969
	Kellogg Company
650,000	3.250%, 5/14/2021	646,895
	Kimberly-Clark Corporation
600,000	3.900%, 5/4/2047	573,530
	Kraft Foods Group, Inc.
448,000	5.000%, 6/4/2042	427,157
	Kraft Heinz Foods Company
750,000	3.375%, 6/15/2021	745,988
	Kroger Company
300,000	2.800%, 8/1/2022	290,013
	Laboratory Corporation of America Holdings
165,000	2.625%, 2/1/2020	163,958
	Maple Escrow Subsidiary, Inc.
470,000	3.551%, 5/25/2021[j]	469,147
	Mead Johnson Nutrition Company
210,000	3.000%, 11/15/2020	209,256
	Medtronic Global Holdings SCA
14,000	1.700%, 3/28/2019	13,935
	Medtronic, Inc.
1,720,000	4.375%, 3/15/2035	1,776,622
235,000	4.625%, 3/15/2045	248,481
	Merck & Company, Inc.
175,000	2.716%, (LIBOR 3M + 0.375%), 2/10/2020[b]	175,694
88,000	3.700%, 2/10/2045	83,861
	Mondelez International Holdings Netherlands BV
515,000	2.000%, 10/28/2021[j]	491,936
	Mondelez International, Inc.
247,000	2.863%, (LIBOR 3M + 0.520%), 2/1/2019[b]	247,331
	Mylan NV
228,000	5.250%, 6/15/2046	212,932
	Mylan, Inc.
120,000	3.125%, 1/15/2023[j]	114,481
420,000	4.550%, 4/15/2028[j]	408,127
	Nestle Holdings, Inc.
1,150,000	3.900%, 9/24/2038[j]	1,124,274
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	9,839
336,000	5.500%, 4/1/2046	320,810
	PepsiCo, Inc.
450,000	2.850%, 2/24/2026	427,998

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Consumer Non-Cyclical (0.7%) - continued
	Pernod Ricard SA
$5,000	5.750%, 4/7/2021[j]	$5,261
	Perrigo Finance Unlimited Company
600,000	4.900%, 12/15/2044	541,071
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024	52,500
	Post Holdings, Inc.
760,000	5.500%, 3/1/2025[j]	753,920
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	5,988
672,000	5.700%, 8/15/2035	716,948
	Roche Holdings, Inc.
336,000	4.000%, 11/28/2044[j]	333,162
	Shire Acquisitions Investments Ireland Designated Activity Company
702,000	2.400%, 9/23/2021	678,237
	Simmons Foods, Inc.
810,000	5.750%, 11/1/2024[j]	620,662
	Smithfield Foods, Inc.
566,000	2.700%, 1/31/2020[j]	557,259
350,000	2.650%, 10/3/2021[j]	333,580
	Tenet Healthcare Corporation
855,000	8.125%, 4/1/2022	900,999
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.200%, 7/21/2021	9,396
	Thermo Fisher Scientific, Inc.
168,000	3.000%, 4/15/2023	162,841
	TreeHouse Foods, Inc.
490,000	4.875%, 3/15/2022	490,000
	Tyson Foods, Inc.
236,000	3.550%, 6/2/2027	222,623
	VPII Escrow Corporation
25,000	7.500%, 7/15/2021[j]	25,469
	VRX Escrow Corporation
1,495,000	6.125%, 4/15/2025[j]	1,421,820
	Zimmer Biomet Holdings, Inc.
730,000	3.089%, (LIBOR 3M + 0.750%), 3/19/2021[b]	730,676
	Zoetis, Inc.
9,000	3.450%, 11/13/2020	9,038
768,000	4.700%, 2/1/2043	784,781

	Total	49,299,322

Energy (0.7%)
	Alliance Resource Operating Partners, LP
765,000	7.500%, 5/1/2025[j]	814,725
	Anadarko Petroleum Corporation
10,000	8.700%, 3/15/2019	10,251
710,000	4.850%, 3/15/2021	729,545
580,000	5.550%, 3/15/2026	616,254
	Antero Resources Corporation
275,000	5.125%, 12/1/2022	278,437
500,000	5.625%, 6/1/2023	511,875
	BP Capital Markets plc
7,000	2.315%, 2/13/2020	6,935
665,000	3.535%, 11/4/2024	660,993
120,000	3.119%, 5/4/2026	114,379
840,000	3.279%, 9/19/2027	803,137
	Buckeye Partners, LP
305,000	2.650%, 11/15/2018	304,948
	Canadian Natural Resources, Ltd.
585,000	3.450%, 11/15/2021	581,853

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Energy (0.7%) - continued
$225,000	6.250%, 3/15/2038	$265,269
	Canadian Oil Sands, Ltd.
315,000	9.400%, 9/1/2021[j]	355,799
	Cenovus Energy, Inc.
482,000	3.800%, 9/15/2023	471,760
	Cheniere Corpus Christi Holdings, LLC
715,000	7.000%, 6/30/2024	782,925
685,000	5.875%, 3/31/2025	719,250
	Cheniere Energy Partners, LP
995,000	5.625%, 10/1/2026[j]	1,002,164
	Chesapeake Energy Corporation
410,000	7.000%, 10/1/2024	410,000
	ConocoPhillips
590,000	6.500%, 2/1/2039	765,673
	Continental Resources, Inc.
481,000	5.000%, 9/15/2022	487,975
600,000	4.375%, 1/15/2028	595,159
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	41,300
	El Paso Pipeline Partners Operating Company, LLC
355,000	4.300%, 5/1/2024	358,325
	Enbridge Energy Partners, LP
595,000	5.875%, 10/15/2025	654,910
	Enbridge, Inc.
400,000	2.900%, 7/15/2022	387,922
	Encana Corporation
109,000	3.900%, 11/15/2021	109,461
	Energy Transfer Equity, LP
725,000	5.500%, 6/1/2027	752,405
	Energy Transfer Partners, LP
200,000	4.200%, 9/15/2023	201,550
600,000	6.000%, 6/15/2048	638,784
	Energy Transfer Partners, LP
265,000	4.900%, 3/15/2035	248,910
250,000	5.150%, 2/1/2043	237,227
	Eni SPA
625,000	4.000%, 9/12/2023[j]	618,137
	EnLink Midstream Partners, LP
225,000	4.150%, 6/1/2025	213,274
168,000	4.850%, 7/15/2026	162,820
	Enterprise Products Operating, LLC
172,000	5.100%, 2/15/2045	181,229
	EQT Corporation
128,000	8.125%, 6/1/2019	132,160
250,000	4.875%, 11/15/2021	256,990
600,000	3.900%, 10/1/2027	561,954
	EQT Midstream Partners, LP
590,000	4.750%, 7/15/2023	598,127
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	9,968
180,000	4.114%, 3/1/2046	182,389
	Hess Corporation
900,000	3.500%, 7/15/2024	850,464
355,000	6.000%, 1/15/2040	368,014
	Kinder Morgan Energy Partners, LP
340,000	3.500%, 3/1/2021	340,943
14,000	3.450%, 2/15/2023	13,725
585,000	6.500%, 9/1/2039	659,074
	Kinder Morgan, Inc.
530,000	6.500%, 9/15/2020	560,138
	Magellan Midstream Partners, LP
315,000	5.000%, 3/1/2026	334,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Energy (0.7%) - continued
	Marathon Oil Corporation
$342,000	2.700%, 6/1/2020	$337,550
830,000	6.600%, 10/1/2037	978,416
	Marathon Petroleum Corporation
175,000	3.400%, 12/15/2020	175,117
480,000	6.500%, 3/1/2041	560,981
	MEG Energy Corporation
23,000	6.375%, 1/30/2023[j]	20,930
	MPLX, LP
10,000	4.500%, 7/15/2023	10,251
708,000	4.875%, 6/1/2025	731,218
350,000	4.125%, 3/1/2027	340,749
	Nabors Industries, Inc.
410,000	5.750%, 2/1/2025[j]	392,935
	Newfield Exploration Company
850,000	5.625%, 7/1/2024	895,688
	ONEOK Partners, LP
355,000	3.800%, 3/15/2020	356,432
	Parsley Energy, LLC
350,000	5.625%, 10/15/2027[j]	350,875
	PBF Holding Company, LLC
620,000	7.250%, 6/15/2025	651,000
	Petrobras Global Finance BV
40,000	8.375%, 5/23/2021	43,520
	Petroleos Mexicanos
449,000	6.000%, 3/5/2020	462,246
10,000	6.375%, 2/4/2021	10,485
147,000	2.378%, 4/15/2025	143,189
295,000	6.750%, 9/21/2047	281,486
	Phillips 66
480,000	3.900%, 3/15/2028	473,189
	Pioneer Natural Resources Company
225,000	4.450%, 1/15/2026	230,412
	Plains All American Pipeline, LP
550,000	5.000%, 2/1/2021	562,397
	Regency Energy Partners, LP
448,000	5.875%, 3/1/2022	473,999
720,000	5.000%, 10/1/2022	745,603
	Sabine Pass Liquefaction, LLC
351,000	6.250%, 3/15/2022	377,227
426,000	5.625%, 4/15/2023	452,793
480,000	5.750%, 5/15/2024	515,142
725,000	5.625%, 3/1/2025	772,946
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[j]	9,921
580,000	4.000%, 12/21/2025[j]	579,673
	Shell International Finance BV
165,000	2.788%, (LIBOR 3M + 0.450%), 5/11/2020[b]	166,072
	Southwestern Energy Company
785,000	7.500%, 4/1/2026[i]	822,288
	SRC Energy, Inc.
815,000	6.250%, 12/1/2025	766,100
	Suncor Energy, Inc.
270,000	3.600%, 12/1/2024	267,474
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,172
	Sunoco, LP
290,000	5.500%, 2/15/2026[j]	280,140
435,000	5.875%, 3/15/2028[j]	417,600
	Tallgrass Energy Partners, LP
1,180,000	5.500%, 1/15/2028[j]	1,190,325
	Tesoro Corporation
708,000	4.750%, 12/15/2023	730,696

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Energy (0.7%) - continued
	Tesoro Logistics, LP
$755,000	5.250%, 1/15/2025	$773,256
	Weatherford International, Ltd.
211,000	4.500%, 4/15/2022[i]	184,625
510,000	8.250%, 6/15/2023[i]	481,950
	Western Gas Partners, LP
472,000	4.000%, 7/1/2022	469,856
240,000	4.500%, 3/1/2028	230,097
	Williams Companies, Inc.
600,000	7.500%, 1/15/2031	728,307
	Williams Partners, LP
294,000	4.000%, 11/15/2021	296,678
165,000	3.600%, 3/15/2022	164,004
300,000	4.500%, 11/15/2023	305,469
450,000	3.750%, 6/15/2027	429,429
475,000	6.300%, 4/15/2040	536,331
	Woodside Finance, Ltd.
600,000	3.650%, 3/5/2025[j]	577,709
240,000	3.700%, 3/15/2028[j]	225,030
	WPX Energy, Inc.
535,000	5.750%, 6/1/2026	541,688

	Total	43,495,901

Financials (1.7%)
	ABN AMRO Bank NV
450,000	4.750%, 7/28/2025[j]	451,121
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	9,787
335,000	4.350%, 11/3/2045	341,558
	AerCap Ireland Capital, Ltd.
220,000	3.750%, 5/15/2019	220,870
224,000	4.625%, 10/30/2020	228,263
600,000	5.000%, 10/1/2021	617,128
420,000	3.500%, 1/15/2025	395,628
	Air Lease Corporation
590,000	3.375%, 1/15/2019	590,647
491,000	2.500%, 3/1/2021	479,594
	Aircastle, Ltd.
700,000	5.000%, 4/1/2023	718,755
	Ally Financial, Inc.
440,000	3.750%, 11/18/2019	438,350
475,000	4.125%, 3/30/2020	476,781
	American Express Company
363,000	2.200%, 10/30/2020	355,326
	American Express Credit Corporation
350,000	2.887%, (LIBOR 3M + 0.550%), 3/18/2019[b]	350,675
720,000	1.875%, 5/3/2019	716,631
7,000	2.678%, (LIBOR 3M + 0.330%), 5/3/2019[b]	7,009
857,000	2.200%, 3/3/2020	847,377
10,000	3.382%, (LIBOR 3M + 1.050%), 9/14/2020[b]	10,148
	American International Group, Inc.
150,000	3.300%, 3/1/2021	149,653
336,000	4.125%, 2/15/2024	337,423
720,000	3.750%, 7/10/2025	701,058
650,000	3.900%, 4/1/2026	636,012
	Anthem, Inc.
590,000	4.625%, 5/15/2042	575,691
	Ares Capital Corporation
940,000	3.875%, 1/15/2020	943,699
	ASP AMC Merger Sub, Inc.
850,000	8.000%, 5/15/2025[j]	646,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Financials (1.7%) - continued
	Athene Global Funding
$6,000	4.000%, 1/25/2022[j]	$6,012
	Avalonbay Communities, Inc.
500,000	3.500%, 11/15/2025	488,737
	Aviation Capital Group, LLC
485,000	2.875%, 1/20/2022[j]	469,714
	Banco Santander SA
800,000	6.375%, 5/19/2019[b,l]	793,352
600,000	3.457%, (LIBOR 3M + 1.120%), 4/12/2023[b]	601,184
	Bank of America Corporation
295,000	3.207%, (LIBOR 3M + 0.870%), 4/1/2019[b]	296,232
306,000	2.369%, 7/21/2021[b]	300,625
360,000	2.328%, 10/1/2021[b]	352,174
5,000	2.738%, 1/23/2022[b]	4,917
450,000	3.499%, 5/17/2022[b]	449,722
595,000	3.300%, 1/11/2023	586,058
475,000	2.881%, 4/24/2023[b]	461,803
10,000	3.550%, 3/5/2024[b]	9,883
448,000	4.000%, 4/1/2024	451,882
1,320,000	4.000%, 1/22/2025	1,302,090
600,000	3.093%, 10/1/2025[b]	571,412
336,000	3.500%, 4/19/2026	324,671
720,000	4.183%, 11/25/2027	702,301
500,000	3.824%, 1/20/2028[b]	486,602
561,000	5.875%, 2/7/2042	664,323
	Bank of Montreal
8,000	1.500%, 7/18/2019	7,916
465,000	2.797%, (LIBOR 3M + 0.460%), 4/13/2021[b]	466,860
	Bank of New York Mellon Corporation
560,000	2.500%, 4/15/2021	549,816
14,000	2.600%, 2/7/2022	13,657
	Bank of Nova Scotia
950,000	2.788%, (LIBOR 3M + 0.440%), 4/20/2021[b]	953,021
510,000	2.700%, 3/7/2022	497,518
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
120,000	2.850%, 9/8/2021[j]	117,374
	Barclays Bank plc
112,000	10.179%, 6/12/2021[j]	127,580
	Barclays plc
264,000	2.750%, 11/8/2019	262,442
790,000	3.250%, 1/12/2021	779,352
448,000	3.650%, 3/16/2025	420,707
	BB&T Corporation
150,000	3.054%, (LIBOR 3M + 0.715%), 1/15/2020[b]	150,994
	BPCE SA
300,000	3.000%, 5/22/2022[j]	289,989
840,000	3.500%, 10/23/2027[j]	765,503
	Capital One Financial Corporation
115,000	2.450%, 4/24/2019	114,824
419,000	2.500%, 5/12/2020	413,775
1,100,000	3.450%, 4/30/2021	1,098,748
466,000	3.050%, 3/9/2022	455,545
	Capital One NA
150,000	2.350%, 1/31/2020	148,328
	CBOE Holdings, Inc.
275,000	1.950%, 6/28/2019	273,313
	Cigna Corporation
950,000	3.050%, 10/15/2027	858,083
	CIT Group, Inc.
905,000	5.000%, 8/15/2022	924,910

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Financials (1.7%) - continued
	Citigroup, Inc.
$245,000	3.109%, (LIBOR 3M + 0.770%), 4/8/2019[b]	$245,797
14,000	2.450%, 1/10/2020	13,880
14,000	2.650%, 10/26/2020	13,812
450,000	2.700%, 3/30/2021	442,302
537,000	2.750%, 4/25/2022	521,579
244,000	4.050%, 7/30/2022	246,004
366,000	3.142%, 1/24/2023[b]	358,966
910,000	4.400%, 6/10/2025	908,001
448,000	3.200%, 10/21/2026	418,194
720,000	3.668%, 7/24/2028[b]	685,696
336,000	4.125%, 7/25/2028	324,416
600,000	3.520%, 10/27/2028[b]	563,708
700,000	3.878%, 1/24/2039[b]	644,168
348,000	4.650%, 7/23/2048	351,417
	Citizens Bank NA
485,000	2.200%, 5/26/2020	475,604
	CNA Financial Corporation
10,000	5.750%, 8/15/2021	10,582
	Comerica, Inc.
180,000	3.700%, 7/31/2023	178,982
	Commerzbank AG
600,000	8.125%, 9/19/2023[j]	684,089
	Commonwealth Bank of Australia
350,000	2.250%, 3/10/2020[j]	345,521
710,000	3.034%, (LIBOR 3M + 0.700%), 3/16/2023b,[j]	712,340
	Compass Bank
500,000	3.500%, 6/11/2021	497,438
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
620,000	3.950%, 11/9/2022	615,974
1,416,000	4.625%, 12/1/2023	1,437,247
	Credit Agricole SA
290,000	3.139%, (LIBOR 3M + 0.800%), 4/15/2019[b,j]	291,120
807,000	3.375%, 1/10/2022[j]	791,611
	Credit Suisse AG
231,000	5.400%, 1/14/2020	237,073
	Credit Suisse Group AG
600,000	2.997%, 12/14/2023[b,j]	572,380
350,000	7.250%, 9/12/2025[b,j,l]	351,312
450,000	3.869%, 1/12/2029[b,j]	423,352
	Credit Suisse Group Funding Guernsey, Ltd.
21,000	3.800%, 9/15/2022	20,882
	Credit Suisse Group Funding, Ltd.
539,000	3.125%, 12/10/2020	534,621
448,000	3.750%, 3/26/2025	431,913
	DDR Corporation
515,000	4.625%, 7/15/2022	526,483
	Deutsche Bank AG
360,000	2.700%, 7/13/2020	352,631
675,000	3.375%, 5/12/2021	662,531
301,000	4.250%, 10/14/2021	299,616
700,000	4.875%, 12/1/2032[b]	621,985
	Digital Realty Trust LP
280,000	3.400%, 10/1/2020	280,266
	Discover Bank
514,000	8.700%, 11/18/2019	541,817
368,000	3.100%, 6/4/2020	365,670
600,000	4.682%, 8/9/2028[b]	593,832
	Duke Realty, LP
88,000	3.875%, 2/15/2021	88,781

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Financials (1.7%) - continued
$264,000	4.375%, 6/15/2022	$270,474
	ERP Operating, LP
90,000	3.375%, 6/1/2025	87,662
	European Investment Bank
445,000	1.875%, 3/15/2019	443,762
	Fidelity National Financial, Inc.
500,000	5.500%, 9/1/2022	530,957
	Fifth Third Bancorp
148,000	2.875%, 7/27/2020	147,059
145,000	2.875%, 10/1/2021	142,529
396,000	2.600%, 6/15/2022	381,269
	Five Corners Funding Trust
1,090,000	4.419%, 11/15/2023[j]	1,118,389
	GE Capital International Funding Company
1,790,000	4.418%, 11/15/2035	1,677,707
	Goldman Sachs Group, Inc.
205,000	3.414%, (LIBOR 3M + 1.100%), 11/15/2018[b]	205,252
1,294,000	5.375%, 3/15/2020	1,333,963
210,000	3.507%, (LIBOR 3M + 1.160%), 4/23/2020[b]	212,667
842,000	5.375%, 5/10/2020[b,l]	858,840
10,000	2.600%, 12/27/2020	9,839
1,460,000	5.250%, 7/27/2021	1,528,449
10,000	3.484%, (LIBOR 3M + 1.170%), 11/15/2021[b]	10,114
14,000	3.000%, 4/26/2022	13,719
729,000	2.876%, 10/31/2022[b]	711,255
472,000	2.908%, 6/5/2023[b]	456,567
825,000	3.691%, 6/5/2028[b]	784,803
1,090,000	4.750%, 10/21/2045	1,107,039
	Guardian Life Global Funding
10,000	2.000%, 4/26/2021[j]	9,680
	Hartford Financial Services Group, Inc.
919,000	5.125%, 4/15/2022	963,684
	HCP, Inc.
10,000	3.750%, 2/1/2019	10,005
560,000	4.000%, 12/1/2022	560,939
176,000	3.400%, 2/1/2025	166,773
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,074
	HSBC Holdings plc
870,000	3.400%, 3/8/2021	867,859
464,000	6.875%, 6/1/2021[b,l]	480,240
350,000	2.650%, 1/5/2022	339,604
350,000	3.600%, 5/25/2023	346,443
425,000	3.900%, 5/25/2026	411,939
	HSBC USA, Inc.
625,000	2.350%, 3/5/2020	618,132
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	9,913
	Huntington National Bank
250,000	2.200%, 11/6/2018	249,925
	Icahn Enterprises, LP
345,000	6.750%, 2/1/2024	353,194
410,000	6.375%, 12/15/2025	411,537
	ING Groep NV
375,000	3.150%, 3/29/2022	365,954
525,000	4.100%, 10/2/2023[e]	524,567
	International Lease Finance Corporation
14,000	4.625%, 4/15/2021	14,283
284,000	5.875%, 8/15/2022	300,362

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Financials (1.7%) - continued
	Intesa Sanpaolo SPA
$350,000	3.125%, 7/14/2022[j]	$325,456
	J.P. Morgan Chase & Company
165,000	2.250%, 1/23/2020	163,307
509,000	3.001%, (LIBOR 3M + 0.680%), 6/1/2021[b]	511,834
265,000	2.295%, 8/15/2021	257,616
560,000	4.500%, 1/24/2022	577,492
496,000	2.972%, 1/15/2023	482,987
336,000	3.200%, 1/25/2023	331,103
10,000	2.776%, 4/25/2023[b]	9,712
575,000	2.700%, 5/18/2023	552,954
259,000	3.572%, (LIBOR 3M + 1.230%), 10/24/2023[b]	264,160
352,000	3.625%, 5/13/2024	349,288
690,000	3.125%, 1/23/2025	661,652
1,080,000	3.900%, 7/15/2025	1,079,143
360,000	3.300%, 4/1/2026	345,004
675,000	4.203%, 7/23/2029[b]	671,688
720,000	3.882%, 7/24/2038[b]	672,455
	J.P. Morgan Chase Bank NA
400,000	3.086%, 4/26/2021[b]	398,907
	KeyBank NA
365,000	2.350%, 3/8/2019	364,646
	KeyCorp
12,000	2.300%, 12/13/2018	11,996
300,000	2.900%, 9/15/2020	297,943
	Kimco Realty Corporation
960,000	3.300%, 2/1/2025	910,506
	Kookmin Bank
375,000	1.625%, 8/1/2019[j]	369,945
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[j]	4,117
224,000	4.950%, 5/1/2022[j]	231,965
	Liberty Property, LP
618,000	3.750%, 4/1/2025	602,632
	Lincoln National Corporation
8,000	6.250%, 2/15/2020	8,291
	Lloyds Bank plc
475,000	2.833%, (LIBOR 3M + 0.490%), 5/7/2021[b]	476,655
	Lloyds Banking Group plc
600,000	2.907%, 11/7/2023[b]	572,314
	MassMutual Global Funding
400,000	2.750%, 6/22/2024[j]	381,415
	MetLife, Inc.
355,000	4.050%, 3/1/2045	331,758
	Mitsubishi UFJ Financial Group, Inc.
370,000	2.190%, 9/13/2021	356,118
7,000	2.998%, 2/22/2022	6,849
725,000	3.455%, 3/2/2023	715,466
600,000	3.287%, 7/25/2027	563,496
	Morgan Stanley
14,000	2.800%, 6/16/2020	13,890
224,000	5.550%, 7/15/2020[b,l]	229,936
690,000	2.500%, 4/21/2021	674,100
12,000	5.500%, 7/28/2021	12,631
560,000	2.625%, 11/17/2021	544,426
254,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2022[b]	257,552
537,000	2.750%, 5/19/2022	520,857
155,000	4.875%, 11/1/2022	160,558
485,000	3.125%, 1/23/2023	472,402
275,000	4.000%, 7/23/2025	273,955
540,000	4.350%, 9/8/2026	535,427

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Financials (1.7%) - continued
$720,000	3.591%, 7/22/2028[b]	$682,751
600,000	3.772%, 1/24/2029[b]	575,605
	MPT Operating Partnership, LP
725,000	6.375%, 3/1/2024	761,250
40,000	5.500%, 5/1/2024	40,380
	Nasdaq, Inc.
295,000	3.850%, 6/30/2026	284,485
	National City Corporation
610,000	6.875%, 5/15/2019	625,721
	New York Life Global Funding
354,000	2.300%, 6/10/2022[j]	339,862
	Nomura Holdings, Inc.
8,000	2.750%, 3/19/2019	8,003
	Park Aerospace Holdings, Ltd.
765,000	5.500%, 2/15/2024[j]	783,169
	PNC Bank NA
11,000	2.450%, 11/5/2020	10,817
	Prudential Financial, Inc.
145,000	2.350%, 8/15/2019	144,389
	Quicken Loans, Inc.
1,220,000	5.750%, 5/1/2025[j]	1,218,475
	Realty Income Corporation
10,000	5.750%, 1/15/2021	10,455
475,000	4.125%, 10/15/2026	475,669
	Regency Centers, LP
720,000	4.125%, 3/15/2028	707,157
	Regions Financial Corporation
346,000	3.200%, 2/8/2021	344,377
	Reinsurance Group of America, Inc.
477,000	5.000%, 6/1/2021	494,849
10,000	4.700%, 9/15/2023	10,269
	Reliance Standard Life Global Funding II
230,000	2.500%, 4/24/2019[j]	229,605
	Royal Bank of Canada
14,000	2.125%, 3/2/2020	13,853
	Royal Bank of Scotland Group plc
599,000	8.625%, 8/15/2021[b,l]	641,679
300,000	3.875%, 9/12/2023	291,482
780,000	5.125%, 5/28/2024	780,412
	Santander UK Group Holdings plc
380,000	2.875%, 10/16/2020	374,854
	Simon Property Group, LP
160,000	2.500%, 9/1/2020	157,898
15,000	2.500%, 7/15/2021	14,682
400,000	2.750%, 2/1/2023	386,554
448,000	4.250%, 11/30/2046	435,035
	Skandinaviska Enskilda Banken AB
365,000	2.375%, 3/25/2019[j]	364,047
	Societe Generale SA
354,000	4.750%, 11/24/2025[j]	350,751
	Standard Chartered plc
848,000	2.100%, 8/19/2019[j]	840,955
	State Street Corporation
243,000	3.222%, (LIBOR 3M + 0.900%), 8/18/2020[b]	246,312
	Sumitomo Mitsui Financial Group, Inc.
12,000	2.934%, 3/9/2021	11,838
426,000	2.784%, 7/12/2022	412,288
360,000	3.102%, 1/17/2023	350,252
336,000	3.010%, 10/19/2026	310,114
	Sumitomo Mitsui Trust Bank, Ltd.
600,000	1.950%, 9/19/2019[j]	593,861

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Financials (1.7%) - continued
	SunTrust Banks, Inc.
$475,000	2.250%, 1/31/2020	$469,679
10,000	2.900%, 3/3/2021	9,885
	Svenska Handelsbanken AB
330,000	2.824%, (LIBOR 3M + 0.490%), 6/17/2019[b]	330,990
	Synchrony Financial
793,000	3.000%, 8/15/2019	791,400
145,000	3.578%, (LIBOR 3M + 1.230%), 2/3/2020[b]	145,942
155,000	4.250%, 8/15/2024	149,855
700,000	3.950%, 12/1/2027	634,222
	Toronto-Dominion Bank
175,000	3.262%, (LIBOR 3M + 0.930%), 12/14/2020[b]	177,635
	UBS Group Funding Jersey, Ltd.
336,000	4.125%, 9/24/2025[j]	333,744
	UBS Group Funding Switzerland AG
450,000	3.491%, 5/23/2023[j]	440,808
	UnitedHealth Group, Inc.
100,000	3.350%, 7/15/2022	99,846
600,000	2.950%, 10/15/2027	561,673
1,010,000	4.625%, 7/15/2035	1,074,818
	USB Realty Corporation
140,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022b,[j,l]	125,650
	Vantiv, LLC
790,000	4.375%, 11/15/2025[j]	750,500
	Ventas Realty, LP
500,000	3.100%, 1/15/2023	485,428
595,000	4.000%, 3/1/2028	573,931
	Voya Financial, Inc.
825,000	3.125%, 7/15/2024	778,114
	Wells Fargo & Company
210,000	3.019%, (LIBOR 3M + 0.680%), 1/30/2020[b]	211,371
450,000	2.550%, 12/7/2020	442,897
8,000	2.100%, 7/26/2021	7,703
540,000	2.625%, 7/22/2022	521,463
550,000	3.069%, 1/24/2023	536,664
14,000	3.452%, (LIBOR 3M + 1.110%), 1/24/2023[b]	14,175
448,000	3.450%, 2/13/2023	439,958
10,000	3.572%, (LIBOR 3M + 1.230%), 10/31/2023[b]	10,198
350,000	3.000%, 2/19/2025	331,460
450,000	3.000%, 4/22/2026	418,546
450,000	3.000%, 10/23/2026	417,331
810,000	4.900%, 11/17/2045	820,144
	Welltower, Inc.
10,000	4.950%, 1/15/2021	10,255
180,000	3.950%, 9/1/2023	179,920
855,000	4.000%, 6/1/2025	843,205
	ZB NA
575,000	3.500%, 8/27/2021	571,634

	Total	113,581,951

Foreign Government (<0.1%)
	Export-Import Bank of Korea
205,000	2.250%, 1/21/2020	202,436
	Kommunalbanken AS
335,000	1.500%, 10/22/2019[j]	330,377

	Total	532,813

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Mortgage-Backed Securities (4.5%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$32,925,000	4.000%, 10/1/2048[e]	$33,244,975
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
668,718	3.000%, 3/15/2045, Ser. 4741, Class GA	653,945
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
14,475,000	3.500%, 10/1/2033[e]	14,549,387
16,550,000	5.000%, 10/1/2048[e]	17,373,621
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
297,459	4.282%, (LIBOR 12M + 1.550%), 7/1/2043[b]	307,041
128,842	4.288%, (LIBOR 12M + 1.540%), 7/1/2043[b]	132,934
55,077	4.280%, (LIBOR 12M + 1.530%), 8/1/2043[b]	56,786
90,750,000	3.500%, 10/1/2048[e]	89,304,625
83,455,000	4.000%, 10/1/2048[e]	84,267,852
57,590,000	4.500%, 10/1/2048[e]	59,409,936
	U.S. Residential Opportunity Fund Trust
190,204	3.352%, 11/27/2037, Ser. 2017-1III, Class Aj	188,551

	Total	299,489,653

Technology (0.4%)
	Alliance Data Systems Corporation
30,000	5.375%, 8/1/2022[j]	30,225
	Amphenol Corporation
188,000	2.550%, 1/30/2019	187,898
	Apple, Inc.
165,000	2.638%, (LIBOR 3M + 0.300%), 5/6/2020[b]	165,667
14,000	2.850%, 5/6/2021	13,929
13,000	2.688%, (LIBOR 3M + 0.350%), 5/11/2022[b]	13,137
11,000	2.400%, 1/13/2023	10,615
300,000	3.000%, 2/9/2024	294,026
475,000	3.200%, 5/11/2027	458,956
640,000	3.000%, 6/20/2027	608,647
960,000	3.000%, 11/13/2027	910,680
580,000	4.500%, 2/23/2036	622,876
336,000	4.650%, 2/23/2046	362,392
600,000	4.250%, 2/9/2047	611,325
835,000	3.750%, 9/12/2047	781,694
	Applied Materials, Inc.
240,000	3.300%, 4/1/2027	230,986
	Avnet, Inc.
335,000	3.750%, 12/1/2021	333,999
	Baidu, Inc.
540,000	3.000%, 6/30/2020	535,063
	Broadcom Corporation
391,000	3.875%, 1/15/2027	368,756
1,060,000	3.500%, 1/15/2028	962,613
	Cisco Systems, Inc.
220,000	2.821%, (LIBOR 3M + 0.500%), 3/1/2019[b]	220,466

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Technology (0.4%) - continued
	CommScope Technologies Finance, LLC
$745,000	6.000%, 6/15/2025[j]	$768,840
	Diamond 1 Finance Corporation
290,000	3.480%, 6/1/2019[j]	290,737
725,000	4.420%, 6/15/2021[j]	735,741
604,000	5.450%, 6/15/2023[j]	634,427
700,000	6.020%, 6/15/2026[j]	745,462
	Equinix, Inc.
740,000	5.750%, 1/1/2025	759,425
	Fidelity National Information Services, Inc.
273,000	3.625%, 10/15/2020	274,477
	Harland Clarke Holdings Corporation
775,000	8.375%, 8/15/2022[j]	743,031
	Hewlett Packard Enterprise Company
55,000	2.850%, 10/5/2018	55,002
17,000	3.600%, 10/15/2020	17,080
600,000	3.118%, (LIBOR 3M + 0.720%), 10/5/2021[b]	600,577
180,000	3.500%, 10/5/2021	179,792
140,000	4.400%, 10/15/2022	143,769
	Intel Corporation
10,000	3.100%, 7/29/2022	9,932
180,000	3.700%, 7/29/2025	181,068
504,000	4.100%, 5/19/2046	497,453
	Marvell Technology Group, Ltd.
350,000	4.200%, 6/22/2023	348,194
475,000	4.875%, 6/22/2028	477,226
	Microsoft Corporation
700,000	4.750%, 11/3/2055	789,956
14,000	2.400%, 2/6/2022	13,673
700,000	4.200%, 11/3/2035	729,401
1,690,000	3.700%, 8/8/2046	1,619,552
600,000	4.250%, 2/6/2047	628,890
	NetApp, Inc.
375,000	2.000%, 9/27/2019	371,665
	NXP BV
685,000	3.875%, 9/1/2022[j]	678,150
	Oracle Corporation
10,000	2.500%, 5/15/2022	9,731
448,000	2.400%, 9/15/2023	427,560
1,060,000	2.950%, 5/15/2025	1,016,223
600,000	3.850%, 7/15/2036	578,849
	Seagate HDD Cayman
420,000	4.750%, 1/1/2025	402,539
	Sensata Technologies UK Financing Company plc
540,000	6.250%, 2/15/2026[j]	568,350
	Texas Instruments, Inc.
580,000	4.150%, 5/15/2048	580,762
	Tyco Electronics Group SA
120,000	3.450%, 8/1/2024	116,710
240,000	3.125%, 8/15/2027	223,094
	VMware, Inc.
120,000	2.950%, 8/21/2022	115,481

	Total	24,056,769

Transportation (0.1%)
	Air Canada Pass Through Trust
112,794	3.875%, 3/15/2023[j]	110,538
	Air Lease Corporation
180,000	3.500%, 1/15/2022	178,660
	American Airlines Pass Through Trust
5,331	4.950%, 1/15/2023	5,463

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Transportation (0.1%) - continued
$251,739	3.375%, 5/1/2027	$242,299
	Avis Budget Car Rental, LLC
20,000	5.125%, 6/1/2022[j]	20,527
500,000	6.375%, 4/1/2024[i,j]	497,500
	Burlington Northern Santa Fe, LLC
355,000	5.750%, 5/1/2040	424,319
1,050,000	5.050%, 3/1/2041	1,157,845
385,000	4.450%, 3/15/2043	395,371
	CSX Corporation
115,000	3.700%, 11/1/2023	115,239
	Delta Air Lines, Inc.
275,000	2.875%, 3/13/2020	272,759
48,576	4.950%, 11/23/2020	48,879
	ERAC USA Finance, LLC
67,000	2.800%, 11/1/2018[j]	67,010
	J.B. Hunt Transport Services, Inc.
145,000	3.300%, 8/15/2022	142,194
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	9,873
	United Continental Holdings, Inc.
30,000	4.250%, 10/1/2022	29,700
	XPO Logistics, Inc.
517,000	6.500%, 6/15/2022[j]	533,803

	Total	4,251,979

U.S. Government and Agencies (4.2%)
	Federal National Mortgage Association
405,000	6.250%, 5/15/2029	510,471
	Federal National Mortgage Association - ACES
3,250,000	3.639%, 8/25/2030, Ser. 2018-M12, Class A2	3,222,680
	U.S. Treasury Bonds
1,500,000	2.375%, 5/15/2027	1,424,355
16,265,000	2.250%, 11/15/2027	15,225,565
21,000,000	2.875%, 5/15/2028	20,685,820
2,900,000	5.250%, 11/15/2028	3,449,980
2,050,000	4.375%, 5/15/2040	2,435,176
10,915,000	3.000%, 5/15/2042	10,570,069
25,124,000	2.500%, 5/15/2046	21,899,099
4,000,000	2.750%, 8/15/2047	3,661,406
1,165,000	2.750%, 11/15/2047	1,065,838
1,500,000	3.125%, 5/15/2048	1,479,316
	U.S. Treasury Bonds, TIPS
30,269,323	0.125%, 1/15/2023	29,308,267
106,954	2.375%, 1/15/2025	116,550
30,787,228	0.375%, 7/15/2027	29,424,252
69,956	2.125%, 2/15/2040	84,512
613,393	0.750%, 2/15/2042	575,671
	U.S. Treasury Notes
6,285,000	1.500%, 10/31/2019	6,206,192
300,000	1.750%, 11/30/2019	296,766
1,900,000	2.250%, 3/31/2020	1,885,750
300,000	1.875%, 12/15/2020	293,848
1,500,000	1.375%, 5/31/2021	1,442,813
22,640,000	1.125%, 8/31/2021	21,533,647
50,000	2.000%, 2/15/2022	48,557
16,000,000	1.875%, 7/31/2022	15,395,625
7,730,000	2.000%, 11/30/2022	7,448,580
11,580,000	2.500%, 3/31/2023	11,366,494
1,858,000	1.375%, 9/30/2023	1,722,714
2,520,000	2.125%, 7/31/2024	2,404,828
1,235,000	2.250%, 11/15/2024	1,183,670
13,340,000	2.125%, 11/30/2024	12,690,196

Principal Amount	Long-Term Fixed Income (15.8%)	Value
U.S. Government and Agencies (4.2%) - continued
$45,500,000	2.875%, 5/31/2025	$45,132,090
	U.S. Treasury Notes, TIPS
1,807,576	0.125%, 4/15/2021	1,770,612

	Total	275,961,409

Utilities (0.4%)
	Alabama Power Company
7,000	2.450%, 3/30/2022	6,783
	Ameren Corporation
10,000	2.700%, 11/15/2020	9,865
	American Electric Power Company, Inc.
718,000	2.950%, 12/15/2022	701,717
	Appalachian Power Company
238,000	3.300%, 6/1/2027	227,428
	Arizona Public Service Company
180,000	2.200%, 1/15/2020	177,949
	Atmos Energy Corporation
255,000	3.000%, 6/15/2027	240,923
	Berkshire Hathaway Energy Company
146,000	2.400%, 2/1/2020	144,790
375,000	4.500%, 2/1/2045	374,636
	Calpine Corporation
410,000	5.375%, 1/15/2023	385,400
	CMS Energy Corporation
336,000	2.950%, 2/15/2027	309,393
	Commonwealth Edison Company
355,000	3.700%, 3/1/2045	325,722
190,000	4.350%, 11/15/2045	192,045
	Consolidated Edison, Inc.
7,000	2.000%, 3/15/2020	6,883
224,000	2.000%, 5/15/2021	216,377
168,000	4.500%, 12/1/2045	171,401
	Dominion Energy, Inc.
475,000	2.962%, 7/1/2019	474,781
484,000	2.579%, 7/1/2020	477,703
	Dominion Gas Holdings, LLC
625,000	2.500%, 12/15/2019	620,281
	DTE Electric Company
265,000	3.700%, 3/15/2045	245,602
360,000	3.700%, 6/1/2046	331,777
	DTE Energy Company
84,000	2.400%, 12/1/2019	83,218
	Duke Energy Carolinas, LLC
840,000	3.700%, 12/1/2047	763,098
	Duke Energy Corporation
448,000	3.750%, 9/1/2046	393,082
	Duke Energy Florida, LLC
320,000	3.200%, 1/15/2027	307,526
	Duke Energy Indiana, LLC
450,000	3.750%, 5/15/2046	410,856
	Dynegy, Inc.
720,000	7.375%, 11/1/2022	748,930
	Edison International
7,000	2.125%, 4/15/2020	6,863
450,000	2.950%, 3/15/2023	431,156
	Emera U.S. Finance, LP
340,000	2.150%, 6/15/2019	337,804
	Energy Transfer Partners, LP
580,000	5.200%, 2/1/2022	602,308
	Eversource Energy
530,000	2.500%, 3/15/2021	520,607
	Exelon Corporation
240,000	5.100%, 6/15/2045	252,113
336,000	4.450%, 4/15/2046	325,215

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Utilities (0.4%) - continued
	Exelon Generation Company, LLC
$308,000	5.200%, 10/1/2019	$314,464
425,000	2.950%, 1/15/2020	423,830
	FirstEnergy Corporation
150,000	2.850%, 7/15/2022	144,978
845,000	4.850%, 7/15/2047	858,188
	Fortis, Inc.
5,000	2.100%, 10/4/2021	4,776
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	66,932
224,000	5.300%, 7/1/2043	245,149
	MidAmerican Energy Holdings Company
672,000	6.500%, 9/15/2037	829,094
	Mississippi Power Company
340,000	3.031%, (LIBOR 3M + 0.650%), 3/27/2020[b]	340,041
340,000	3.950%, 3/30/2028	332,523
	Monongahela Power Company
275,000	5.400%, 12/15/2043[j]	321,264
	National Rural Utilities Cooperative Finance Corporation
400,000	2.300%, 11/1/2020	392,704
	NextEra Energy Capital Holdings, Inc.
290,000	2.300%, 4/1/2019	289,440
	NiSource Finance Corporation
236,000	3.490%, 5/15/2027	223,708
615,000	5.650%, 2/1/2045	685,969
	Oncor Electric Delivery Company, LLC
944,000	3.750%, 4/1/2045	891,146
	Pacific Gas and Electric Company
580,000	3.300%, 3/15/2027	533,316
350,000	3.300%, 12/1/2027	319,796
350,000	3.950%, 12/1/2047	303,416
	PPL Capital Funding, Inc.
149,000	3.500%, 12/1/2022	147,466
236,000	3.400%, 6/1/2023	231,773
515,000	5.000%, 3/15/2044	535,186
	PPL Electric Utilities Corporation
354,000	3.950%, 6/1/2047	340,860
	PSEG Power, LLC
9,000	3.000%, 6/15/2021	8,860
	Public Service Electric & Gas Company
600,000	3.000%, 5/15/2027	567,423
	San Diego Gas and Electric Company
600,000	4.150%, 5/15/2048	587,022
	Sempra Energy
175,000	2.400%, 3/15/2020	172,620
	South Carolina Electric & Gas Company
700,000	5.100%, 6/1/2065	699,855
	Southern California Edison Company
5,000	2.400%, 2/1/2022	4,819
485,000	4.000%, 4/1/2047	456,080
375,000	4.125%, 3/1/2048	357,839
	Southern Company
10,000	1.850%, 7/1/2019	9,925
6,000	2.350%, 7/1/2021	5,818
485,000	2.950%, 7/1/2023	465,792
575,000	3.250%, 7/1/2026	536,040
450,000	4.400%, 7/1/2046	427,921
	Southern Company Gas Capital Corporation
590,000	4.400%, 5/30/2047	561,022

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Utilities (0.4%) - continued
	Southwestern Electric Power Company
$180,000	3.900%, 4/1/2045	$163,026

	Total	24,624,313

	Total Long-Term Fixed Income (cost $1,051,125,609)	1,034,910,045

Contracts	Options Purchased (<0.1%)	Value
	FNMA Conventional 30-Yr. Pass Through Put Option
47	$97.37, expires 12/6/2018[c]	98,553

	Total Options Purchased (cost $176,250)	98,553

Shares	Collateral Held for Securities Loaned (0.4%)	Value
27,666,165	Thrivent Cash Management Trust	27,666,165

	Total Collateral Held for Securities Loaned (cost $27,666,165)	27,666,165

Shares or Principal Amount	Short-Term Investments (8.1%)	Value
	Federal Home Loan Bank Discount Notes
6,700,000	1.910%, 10/4/2018[o,p]	6,698,821
400,000	1.930%, 10/10/2018[o,p]	399,789
2,800,000	1.940%, 10/19/2018[o,p]	2,797,046
5,400,000	1.980%, 10/24/2018[o,p]	5,392,721
16,800,000	1.989%, 10/30/2018[o,p]	16,771,440
1,500,000	2.130%, 11/21/2018[o,p]	1,495,431
6,100,000	2.100%, 11/28/2018[o,p]	6,078,869
300,000	2.100%, 11/29/2018[o,p]	298,943
17,900,000	2.109%, 11/30/2018[o,p]	17,835,864
	Thrivent Core Short-Term Reserve Fund
47,047,532	2.340%	470,475,319
	U.S. Treasury Bills
300,000	1.906%, 10/4/2018[o,q]	299,949

	Total Short-Term Investments (cost $528,541,858)	528,544,192

	Total Investments (cost $5,759,841,688) 105.0%	$6,863,031,928

	Other Assets and Liabilities, Net (5.0%)	(328,567,383)

	Total Net Assets 100.0%	$6,534,464,545

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h	Non-income producing security.
i	All or a portion of the security is on loan.
j

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $95,422,455 or 1.5% of total net assets.

k

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 28, 2018.

l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

n	All or a portion of the security is insured or guaranteed.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q	At September 28, 2018, $299,949 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Portfolio as of September 28, 2018 was $29,934,057 or 0.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 28, 2018.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	$184,870
Apidos CLO XVIII, 7/22/2026	4/4/2017	950,000
Ares CLO, Ltd., 10/17/2030	8/17/2018	1,500,000
Ares XXXIIR CLO, Ltd., 5/15/2030	4/6/2018	750,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	385,000
Betony CLO, Ltd., 4/30/2031	6/5/2018	350,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	725,000

Security	Acquisition Date	Cost
Buttermilk Park CLO, Ltd., 10/15/2031	8/27/2018	$2,575,000
Carlyle Global Market Strategies CLO, Ltd., 7/15/2031	8/24/2018	1,675,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2018	400,000
Digicel, Ltd., 4/15/2021	8/19/2013	1,313,494
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	260,207
Dryden Senior Loan Fund, 7/18/2030	8/28/2018	1,450,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	124,015
Galaxy XX CLO, Ltd., 4/20/2031	2/23/2018	1,200,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	400,000
Golub Capital Partners, Ltd., 1/20/2031	11/20/2017	1,095,000
Golub Capital Partners, Ltd., 1/20/2031	12/11/2017	750,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	1,150,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,050,000
Magnetite XII, Ltd., 10/15/2031	8/14/2018	1,200,000
Mountain View CLO, Ltd., 7/15/2031	5/31/2018	850,000
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	600,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	260,000
Octagon Investment Partners XVI, Ltd., 7/17/2030	6/15/2018	250,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	975,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	385,000
PPM CLO, Ltd., 7/15/2031	7/2/2018	799,040
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	1,557,954
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	900,000
Shackleton CLO, Ltd., 7/15/2031	7/12/2018	800,000
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	1,150,000
Verus Securitization Trust, 7/25/2047	7/24/2017	978,596
Verus Securitization Trust, 1/25/2047	2/16/2017	649,145
Voya CLO 3, Ltd., 7/25/2026	12/13/2017	385,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Portfolio as of September 28, 2018:

Securities Lending Transactions
Taxable Debt Security	$5,729,692
Common Stock	21,128,445
Total lending	$26,858,137
Gross amount payable upon return of collateral for securities loaned	$27,666,165
Net amounts due to counterparty	$808,028

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
DRIP	-	Dividend Reinvestment Plan
ETF	-	Exchange Traded Fund
FNMA	-	Federal National Mortgage Association
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,974,442	–	2,755,474	1,218,968
Capital Goods	4,317,103	–	4,317,103	–
Communications Services	18,042,255	–	18,042,255	–
Consumer Cyclical	8,573,745	–	8,573,745	–
Consumer Non-Cyclical	12,285,622	–	12,285,622	–
Energy	3,071,908	–	2,669,436	402,472
Financials	10,141,175	–	9,840,425	300,750
Technology	5,572,077	–	5,572,077	–
Transportation	1,581,176	–	1,581,176	–
Utilities	2,040,456	–	2,040,456	–
Common Stock
Consumer Discretionary	318,441,161	309,753,723	8,687,438	–
Consumer Staples	62,967,202	56,853,644	6,113,558	–
Energy	104,883,350	102,389,667	2,493,349	334
Financials	378,674,547	371,331,555	7,342,992	–
Health Care	317,455,902	312,898,111	4,557,791	–
Industrials	328,445,309	320,195,305	8,250,004	–
Information Technology	687,204,351	681,388,021	5,816,330	–
Materials	77,487,617	69,881,196	7,606,415	6
Real Estate	79,675,354	78,701,055	974,299	–
Telecommunications Services	13,748,372	12,472,446	1,275,926	–
Utilities	29,516,120	28,195,845	1,320,275	–
Registered Investment Companies
Affiliated Equity Holdings	1,957,156,086	1,957,156,086	–	–
Affiliated Fixed Income Holdings	313,322,088	313,322,088	–	–
Equity Funds/Exchange Traded Funds	49,809,939	49,809,939	–	–
Fixed Income Funds/Exchange Traded Funds	8,471,855	8,471,855	–	–
Long-Term Fixed Income
Asset-Backed Securities	38,733,177	–	37,283,177	1,450,000
Basic Materials	16,726,605	–	16,726,605	–
Capital Goods	19,231,504	–	19,231,504	–
Collateralized Mortgage Obligations	20,915,307	–	19,265,637	1,649,670
Commercial Mortgage-Backed Securities	38,792,230	–	38,792,230	–
Communications Services	36,976,901	–	36,976,901	–
Consumer Cyclical	28,240,211	–	28,240,211	–
Consumer Non-Cyclical	49,299,322	–	49,299,322	–
Energy	43,495,901	–	43,495,901	–
Financials	113,581,951	–	113,581,951	–
Foreign Government	532,813	–	532,813	–
Mortgage-Backed Securities	299,489,653	–	299,489,653	–
Technology	24,056,769	–	24,056,769	–
Transportation	4,251,979	–	4,251,979	–
U.S. Government and Agencies	275,961,409	–	275,961,409	–
Utilities	24,624,313	–	24,624,313	–
Options Purchased	98,553	–	–	98,553
Short-Term Investments	58,068,873	–	58,068,873	–

Subtotal Investments in Securities	$5,889,936,683	$4,672,820,536	$1,211,995,394	$5,120,753

Other Investments *	Total
Affiliated Registered Investment Companies	474,953,761
Short-Term Investments	470,475,319
Collateral Held for Securities Loaned	27,666,165

Subtotal Other Investments	$973,095,245

Total Investments at Value	$6,863,031,928

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	17,777,303	17,777,303	–	–

Total Asset Derivatives	$17,777,303	$17,777,303	$–	$–

Liability Derivatives
Futures Contracts	5,597,646	5,597,646	–	–

Total Liability Derivatives	$5,597,646	$5,597,646	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $57,768,924 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 5-Yr. U.S. Treasury Note	236	December 2018	$26,779,357	($234,889)
CBOT U.S. Long Bond	386	December 2018	55,892,850	(1,659,850)
CME E-mini S&P 500 Index	6,266	December 2018	911,016,483	3,506,217
ICE mini MSCI EAFE Index	2,557	December 2018	249,131,513	3,436,162
ICE US mini MSCI Emerging Markets Index	733	December 2018	37,575,737	895,769

Total Futures Long Contracts			$1,280,395,940	$5,943,409

CBOT 10-Yr. U.S. Treasury Note	(495)	December 2018	($59,665,251)	$868,532
CBOT 2-Yr. U.S. Treasury Note	(100)	December 2018	(21,145,008)	71,570
CME E-mini NASDAQ 100 Index	(2,444)	December 2018	(370,485,713)	(3,702,907)
CME E-mini Russell 2000 Index	(2,329)	December 2018	(200,348,654)	2,290,494
CME E-mini S&P Mid-Cap 400 Index	(2,596)	December 2018	(532,145,162)	6,403,242
CME Ultra Long Term U.S. Treasury Bond	(13)	December 2018	(2,074,574)	68,918
Ultra 10-Yr. U.S. Treasury Note	(100)	December 2018	(12,836,399)	236,399

Total Futures Short Contracts			($1,198,700,761)	$6,236,248

Total Futures Contracts			$81,695,179	$12,179,657

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The following table presents Moderately Aggressive Allocation Portfolio’s options contracts held as of September 28, 2018.

Option Description (Underlying Security Description)	Counter- party	Number of Contracts	Exercise Price	Expiration Date	Notional Principal Amount	Value	Unrealized Appreciation/ (Depreciation)
FNMA Conventional 30-Yr. Pass Through Put Option	JPM	47	$ 97.37	December 2018	46,143,096	$98,553	($77,697)
(Federal National Mortgage Association Conventional 30-Yr. Pass Through)

Total Options Purchased Contracts						$98,553	($77,697)

Counterparty:

JPM	-	J.P. Morgan

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Equity Holdings
Core International Equity	$212,818	$–	$–	21,029	$211,556	3.2%
Core Low Volatility Equity*	–	185,000	–	18,582	205,327	3.1
Large Cap Stock	362,738	25,927	–	27,129	388,665	6.0
Large Cap Value	431,469	22,396	–	23,990	464,893	7.1
Mid Cap Stock	429,178	33,747	–	22,324	453,179	6.9
Partner Worldwide Allocation	563,734	30,996	–	54,249	542,135	8.3
Small Cap Stock	125,101	8,440	26,431	5,079	108,284	1.7

Total Affiliated Equity Holdings	2,125,038				2,374,039	36.3

Affiliated Fixed Income Holdings
Core Emerging Markets Debt	50,142	9,801	–	6,285	58,070	0.9
High Yield Portfolio	55,740	2,390	–	11,986	56,776	0.9
Income	162,872	5,515	–	16,325	160,130	2.4
Limited Maturity Bond	95,507	1,735	–	9,857	96,417	1.5

Total Affiliated Fixed Income Holdings	364,261				371,393	5.7

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	458,099	848,722	836,346	47,048	470,475	7.2

Total Affiliated Short-Term Investments	458,099				470,475	7.2

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	15,016	224,167	211,517	27,666	27,666	0.4

Total Collateral Held for Securities Loaned	15,016				27,666	0.4

Total Value	$2,962,414				$3,243,573

*	Non-income producing security.

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 -9/28/2018
Affiliated Equity Holdings
Core International Equity	$–	$(1,262)	–	$–
Core Low Volatility Equity*	–	20,327	–	–
Large Cap Stock	–	(1)	21,359	4,569
Large Cap Value	–	11,028	16,561	5,835
Mid Cap Stock	–	(9,745)	32,281	1,465
Partner Worldwide Allocation	–	(52,595)	15,936	15,060
Small Cap Stock	3,909	(2,735)	8,015	425
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	–	(3,528)	–	1,718
High Yield Portfolio	–	(1,354)	–	2,390
Income	–	(8,258)	1,217	4,300
Limited Maturity Bond	–	(825)	–	1,734
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	–	–	–	7,760

Total Income from Affiliated Investments				$45,256

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	383

Total Affiliated Income from Securities Loaned, Net				$383

Total Value	$3,909	$(48,948)	$95,369

*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (2.8%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,054,647	4.992%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$1,054,646
	Big River Steel, LLC, Term Loan
811,800	7.386%, (LIBOR 3M + 5.000%), 8/23/2023[b]	822,962
	CONSOL Mining Corporation, Term Loan
823,775	8.250%, (LIBOR 1M + 6.000%), 11/28/2022[b]	840,251
	Contura Energy, Inc., Term Loan
1,346,645	7.300%, (LIBOR 2M + 5.000%), 3/17/2024[b,c]	1,343,278
	Coronado Australian Holdings Property, Ltd., Term Loan
138,878	8.886%, (LIBOR 3M + 6.500%), 3/29/2025[b]	140,094
507,948	8.886%, (LIBOR 3M + 6.500%), 3/29/2025[b]	512,392
	MRC Global (US), Inc., Term Loan
945,238	5.242%, (LIBOR 1M + 3.000%), 9/20/2024[b,c]	951,146
	Starfruit US Holdco, LLC, Term Loan
780,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,d,e]	782,980
	Tronox Finance, LLC, Term Loan
549,106	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	551,050

	Total	6,998,799

Capital Goods (0.3%)
	Advanced Disposal Services, Inc., Term Loan
747,203	4.413%, (LIBOR 1W + 2.250%), 11/10/2023[b]	749,632
	Ball Metalpack, LLC, Term Loan
513,712	6.742%, (LIBOR 1M + 4.500%), 7/31/2025[b]	518,207
	BWAY Holding Company, Term Loan
2,693,182	5.581%, (LIBOR 3M + 3.250%), 4/3/2024[b]	2,689,815
	Flex Acquisition Company, Inc. Term Loan
3,635,000	5.751%, (LIBOR 1M + 3.250%), 6/22/2025[b]	3,642,270
	GFL Environmental, Inc., Term Loan
55,249	0.000%, (LIBOR 3M + 2.750%), 5/31/2025[b,d,e]	55,272
443,640	5.136%, (LIBOR 3M + 2.750%), 5/31/2025[b]	443,826
	Navistar, Inc., Term Loan
1,532,300	5.640%, (LIBOR 1M + 3.500%), 11/6/2024[b]	1,539,962
	Sotera Health Holdings, LLC, Term Loan
2,835,544	5.242%, (LIBOR 1M + 3.000%), 5/15/2022[b]	2,837,898
	Vertiv Group Corporation, Term Loan
2,343,686	6.313%, (LIBOR 3M + 4.000%), 11/15/2023[b]	2,351,490

	Total	14,828,372

Principal Amount	Bank Loans (2.8%)[a]	Value
Communications Services (0.6%)
	Altice Financing SA, Term Loan
$3,335,000	6.158%, (LIBOR 1M + 4.000%), 1/31/2026[b]	$3,305,819
	Altice France SA, Term Loan
636,938	4.992%, (LIBOR 1M + 2.750%), 7/31/2025[b]	621,014
	CenturyLink, Inc., Term Loan
3,875,438	4.992%, (LIBOR 1M + 2.750%), 1/31/2025[b]	3,847,341
	Charter Communications Operating, LLC, Term Loan
1,632,662	4.250%, (LIBOR 1M + 2.000%), 4/30/2025[b]	1,634,703
	Frontier Communications Corporation, Term Loan
2,224,219	6.000%, (LIBOR 1M + 3.750%), 6/15/2024[b]	2,176,599
	HCP Acquisition, LLC, Term Loan
988,739	5.242%, (LIBOR 1M + 3.000%), 5/16/2024[b,d,e]	989,975
	Intelsat Jackson Holdings SA, Term Loan
1,315,000	5.980%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,319,563
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
3,495,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	3,431,671
355,000	9.089%, (LIBOR 3M + 6.750%), 7/7/2023[b]	330,150
	Mediacom Illinois, LLC, Term Loan
557,200	3.920%, (LIBOR 1W + 1.750%), 2/15/2024[b]	555,345
	NEP/NCP Holdco, Inc., Term Loan
1,798,355	5.492%, (LIBOR 1M + 3.250%), 7/21/2022[b]	1,797,599
96,935	9.148%, (LIBOR 1M + 7.000%), 1/31/2023[b]	96,935
	Radiate Holdco, LLC, Term Loan
3,121,234	5.242%, (LIBOR 1M + 3.000%), 2/1/2024[b]	3,115,054
	SBA Senior Finance II, LLC, Term Loan
793,012	4.250%, (LIBOR 1M + 2.000%), 4/11/2025[b]	793,647
	Sprint Communications, Inc., Term Loan
2,915,600	4.750%, (LIBOR 1M + 2.500%), 2/2/2024[b]	2,922,889
	Syniverse Holdings, Inc., Term Loan
328,350	7.148%, (LIBOR 1M + 5.000%), 3/9/2023[b]	329,306
	TNS, Inc., Term Loan
562,330	6.320%, (LIBOR 3M + 4.000%), 8/14/2022[b]	563,387
	Univision Communications, Inc., Term Loan
2,324,926	4.992%, (LIBOR 1M + 2.750%), 3/15/2024[b]	2,259,246
	WideOpenWest Finance, LLC, Term Loan
1,084,050	5.408%, (LIBOR 1M + 3.250%), 8/19/2023[b]	1,060,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (2.8%)[a]	Value
Communications Services (0.6%) - continued
	Windstream Services, LLC, Term Loan
$1,866,166	6.160%, (LIBOR 1M + 4.000%), 3/30/2021[b]	$1,783,737

	Total	32,934,539

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
925,265	4.720%, (LIBOR 1M + 2.500%), 11/17/2024[b]	931,048
	Cengage Learning Acquisitions, Term Loan
2,177,684	6.415%, (LIBOR 1M + 4.250%), 6/7/2023[b,d,e]	2,027,968
	Four Seasons Hotels, Ltd., Term Loan
932,879	4.242%, (LIBOR 1M + 2.000%), 11/30/2023[b]	933,028
	Golden Entertainment, Inc., Term Loan
2,049,512	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b]	2,054,636
325,000	9.250%, (LIBOR 1M + 7.000%), 10/20/2025[b]	328,656
	Mohegan Gaming and Entertainment, Term Loan
1,459,758	6.242%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,375,297
	Neiman Marcus Group, LLC, Term Loan
532,214	5.370%, (LIBOR 1M + 3.250%), 10/25/2020[b]	493,750
	Penn National Gaming, Inc. Term Loan
1,170,000	0.000%, (LIBOR 3M + 2.250%), 10/15/2025[b,d,e]	1,175,850
	Scientific Games International, Inc., Term Loan
2,567,100	5.034%, (LIBOR 2M + 2.750%), 8/14/2024[b]	2,562,300
	Stars Group Holdings BV, Term Loan
2,503,725	5.886%, (LIBOR 3M + 3.500%), 7/10/2025[b]	2,525,758
	Tenneco, Inc.,Term Loan
1,595,000	0.000%, (LIBOR 3M + 2.750%), 10/1/2025[b,d,e]	1,596,005
	Wyndham Hotels & Resorts, Inc., Term Loan
645,000	3.992%, (LIBOR 1M + 1.750%), 5/30/2025[b]	646,748

	Total	16,651,044

Consumer Non-Cyclical (0.5%)
	Air Medical Group Holdings, Inc., Term Loan
4,264,782	5.383%, (LIBOR 1M + 3.250%), 4/28/2022[b,d,e]	4,195,480
	Albertson’s, LLC, Term Loan
678,133	4.992%, (LIBOR 1M + 2.750%), 8/25/2021[b]	678,696
831,440	5.381%, (LIBOR 3M + 3.000%), 12/21/2022[b]	831,598
1,508,009	5.311%, (LIBOR 3M + 3.000%), 6/22/2023[b]	1,507,541

Principal Amount	Bank Loans (2.8%)[a]	Value
Consumer Non-Cyclical (0.5%) - continued
	Anmeal Pharmaceuticals LLC, Term Loan
$1,052,119	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	$1,060,998
	Bausch Health Companies, Inc., Term Loan
2,067,000	5.104%, (LIBOR 1M + 3.000%), 6/1/2025[b]	2,076,777
	CHS/Community Health Systems, Inc., Term Loan
1,555,599	5.563%, (LIBOR 3M + 3.250%), 1/27/2021[b]	1,534,365
	Endo Luxembourg Finance Company I SARL., Term Loan
1,621,933	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,631,730
	Energizer Holdings, Inc., Term Loan
1,555,000	0.000%, (LIBOR 3M + 2.250%), 6/21/2025[b,d,e]	1,559,867
	JBS USA LUX SA, Term Loan
2,442,800	4.837%, (LIBOR 3M + 2.500%), 10/30/2022[b]	2,447,539
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,809,174	6.242%, (LIBOR 1M + 4.000%), 5/4/2022[b]	2,723,718
	Ortho-Clinical Diagnostics, Term Loan
3,153,150	5.492%, (LIBOR 1M + 3.250%), 6/1/2025[b]	3,163,398
	Revlon Consumer Products Corporation, Term Loan
841,414	5.813%, (LIBOR 3M + 3.500%), 9/7/2023[b]	640,316

	Total	24,052,023

Energy (0.1%)
	Calpine Corporation, Term Loan
1,153,082	4.890%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,152,840
	Consolidated Energy Finance SA, Term Loan
678,300	4.633%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	675,756
	Fieldwood Energy, LLC, Term Loan
879,760	7.492%, (LIBOR 1M + 5.250%), 4/11/2022[b]	883,499
	Houston Fuel Oil Terminal Company, LLC, Term Loan
2,394,000	5.000%, (LIBOR 1M + 2.750%), 6/26/2025[b]	2,394,742
	McDermott Technology (Americas), Inc., Term Loan
1,537,275	7.242%, (LIBOR 1M + 5.000%), 5/10/2025[b]	1,558,090
	MEG Energy Corporation, Term Loan
146,150	5.750%, (LIBOR 1M + 3.500%), 12/31/2023[b]	146,369
	Pacific Drilling SA, Term Loan
1,225,600	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	536,200

	Total	7,347,496

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (2.8%)[a]	Value
Financials (0.4%)
	Air Methods Corporation, Term Loan
$2,079,975	5.886%, (LIBOR 3M + 3.500%), 4/21/2024[b]	$1,891,155
	Avolon TLB Borrower 1 US, LLC, Term Loan
2,039,887	4.165%, (LIBOR 1M + 2.000%), 1/15/2025[b]	2,045,864
	Digicel International Finance, Ltd., Term Loan
2,326,359	5.570%, (LIBOR 3M + 3.250%), 5/10/2024[b]	2,201,317
	DJO Finance, LLC, Term Loan
562,425	5.540%, (LIBOR 3M + 3.250%), 6/7/2020[b]	562,077
	DTZ U.S. Borrower, LLC, Term Loan
2,280,000	5.492%, (LIBOR 1M + 3.250%), 8/21/2025[b]	2,288,550
	Genworth Holdings, Inc., Term Loan
284,288	6.648%, (LIBOR 1M + 4.500%), 3/7/2023[b]	290,508
	GGP Nimbus LP, Term Loan
1,845,000	4.742%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,836,163
	Grizzly Acquisitions, Inc., Term Loan
1,245,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,c,d,e]	1,248,113
	Harland Clarke Holdings Corporation, Term Loan
1,914,333	7.136%, (LIBOR 3M + 4.750%), 11/3/2023[b,d,e]	1,835,367
	MoneyGram International, Inc., Term Loan
1,701,260	5.636%, (LIBOR 3M + 3.250%), 3/28/2020[b]	1,657,317
	Sable International Finance, Ltd., Term Loan
2,735,000	5.492%, (LIBOR 1M + 3.250%), 1/31/2026[b]	2,745,639
	Trans Union, LLC, Term Loan
703,238	4.242%, (LIBOR 1M + 2.000%), 6/19/2025[b]	705,143
	Tronox Finance, LLC, Term Loan
1,267,169	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	1,271,654

	Total	20,578,867

Technology (0.3%)
	Plantronics, Inc., Term Loan
3,190,000	4.742%, (LIBOR 1M + 2.500%), 7/2/2025[b]	3,199,985
	Rackspace Hosting, Inc., Term Loan
2,719,316	5.348%, (LIBOR 3M + 3.000%), 11/3/2023[b]	2,681,082
	SS&C Technologies Holdings Europe SARL, Term Loan
380,686	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	380,926
	SS&C Technologies, Inc., Term Loan
1,130,000	0.000%, (LIBOR 3M + 2.250%), 4/16/2025[b,d,e]	1,130,350
980,730	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	981,348
	Vantiv, LLC, Term Loan
2,985,000	3.884%, (LIBOR 1M + 1.750%), 8/20/2024[b]	2,987,806

Principal Amount	Bank Loans (2.8%)[a]	Value
Technology (0.3%) - continued
	Western Digital Corporation, Term Loan
$2,144,225	3.992%, (LIBOR 1M + 1.750%), 4/29/2023[b]	$2,146,240

	Total	13,507,737

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
2,330,500	6.742%, (LIBOR 1M + 4.500%), 5/18/2023[b]	2,336,326
	OSG Bulk Ships, Inc., Term Loan
316,592	6.770%, (LIBOR 3M + 4.250%), 8/5/2019[b]	313,230

	Total	2,649,556

Utilities (0.1%)
	Core and Main, LP, Term Loan
923,025	5.317%, (LIBOR 3M + 3.000%), 8/1/2024[b]	925,721
	EnergySolutions, LLC, Term Loan
743,138	6.136%, (LIBOR 3M + 3.750%), 5/11/2025[b]	747,782
	GIP III Stetson I, LP, Term Loan
1,200,000	6.583%, (LIBOR 3M + 4.250%), 7/18/2025[b]	1,205,628
	Talen Energy Supply, LLC, Term Loan
757,994	6.242%, (LIBOR 1M + 4.000%), 7/6/2023[b]	761,049
	TerraForm Power Operating, LLC, Term Loan
572,118	4.242%, (LIBOR 1M + 2.000%), 11/8/2022[b]	573,548

	Total	4,213,728

	Total Bank Loans (cost $144,606,661)	143,762,161

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Asset-Backed Securities (1.7%)
	Access Group, Inc.
642,346	2.716%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,h	634,627
	Apidos CLO XVIII
2,225,000	3.467%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,b	2,225,218
	Ares CLO, Ltd.
3,000,000	3.821%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2*,b	2,999,946
	Ares XXXIIR CLO, Ltd.
1,500,000	3.254%, (LIBOR 3M + 0.940%), 5/15/2030, Ser. 2014-32RA, Class A1A*,b	1,496,799
	Babson CLO, Ltd.
825,000	3.486%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,b	825,033
	BANK 2018-BNK13
4,900,000	4.217%, 8/15/2061, Ser. 2018-BN13, Class A5	5,043,593

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Asset-Backed Securities (1.7%) - continued
	Bayview Koitere Fund Trust
$1,549,656	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ab,h	$1,554,097
	Betony CLO, Ltd.
750,000	3.189%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1*,b	749,179
	BlueMountain CLO, Ltd.
1,650,000	3.479%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,b	1,650,168
	Buttermilk Park CLO, Ltd.
5,250,000	3.738%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2*,b	5,249,947
	Carlyle Global Market Strategies CLO, Ltd.
3,425,000	3.782%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RR*,b	3,424,942
	Cent CLO 22, Ltd.
825,000	3.753%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,b	825,541
	Commonbond Student Loan Trust
2,177,524	3.320%, 5/25/2040, Ser. 2016-A, Class A1[h]	2,166,177
1,799,298	2.716%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,h]	1,801,825
1,274,408	3.210%, 2/25/2044, Ser. 2018-AGS, Class A1[h]	1,261,303
	DRB Prime Student Loan Trust
855,029	4.116%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1*,b	877,063
	Dryden Senior Loan Fund
3,000,000	3.798%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2*,b,c,e	3,000,000
	Earnest Student Loan Program 2016-D, LLC
1,193,691	2.720%, 1/25/2041, Ser. 2016-D, Class A2[h]	1,172,238
	Earnest Student Loan Program, LLC
1,174,114	3.020%, 5/25/2034, Ser. 2016-B, Class A2[h]	1,162,853
927,173	2.680%, 7/25/2035, Ser. 2016-C, Class A2[h]	902,063
	Edlinc Student Loan Funding Trust
372,242	5.096%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,b	376,670
	Galaxy XX CLO, Ltd.
2,650,000	3.348%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class AR*,b	2,638,971
	GoldenTree Loan Opportunities IX, Ltd.
825,000	3.709%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,b	825,247

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Asset-Backed Securities (1.7%) - continued
	Golub Capital Partners, Ltd.
$1,750,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2015-22A, Class AR*,b	$1,755,187
2,569,000	3.548%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class AR*,b	2,577,280
	Laurel Road Prime Student Loan Trust
1,950,000	2.810%, 11/25/2042, Ser. 2017-C, Class A2Bh	1,893,812
	Lehman XS Trust
2,356,697	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bi	2,155,777
	Lendmark Funding Trust
1,400,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Ah	1,378,680
	Limerock CLO III, LLC
2,500,000	3.548%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1R*,b	2,500,265
	Madison Park Funding XIV, Ltd.
2,450,000	3.468%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,b	2,450,240
	Magnetite XII, Ltd.
2,600,000	3.242%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR*,b	2,599,990
	Mountain View CLO, Ltd.
1,825,000	3.459%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1R*,b	1,823,033
	Neuberger Berman CLO XIV, Ltd.
1,400,000	3.589%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class AR*,b	1,400,790
	Neuberger Berman CLO, Ltd.
600,000	3.527%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,b	600,872
	Octagon Investment Partners XVI, Ltd.
600,000	3.736%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2R*,b	599,948
	Octagon Investment Partners XX, Ltd.
2,250,000	3.468%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,b	2,252,284
	OZLM VIII, Ltd.
825,000	3.466%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,b	825,090
	PPM CLO, Ltd.
2,000,000	3.643%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class A*,b	1,997,698
	Race Point IX CLO, Ltd.
2,100,000	3.549%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,b	2,106,289
	Renaissance Home Equity Loan Trust
1,855,417	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[i]	1,361,148

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Asset-Backed Securities (1.7%) - continued
$2,268,836	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[i]	$1,277,244
	Shackleton CLO, Ltd.
1,750,000	3.509%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1*,b	1,749,867
	SLM Student Loan Trust
1,395,937	2.616%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	1,374,535
	SoFi Consumer Loan Program, LLC
1,217,038	2.500%, 5/26/2026, Ser. 2017-4, Class Ah	1,202,450
1,147,102	2.140%, 9/25/2026, Ser. 2017-5, Class A1[h]	1,141,514
	SoFi Professional Loan Program, LLC
550,334	2.420%, 3/25/2030, Ser. 2015-A, Class A2[h]	542,347
	Symphony CLO XV, Ltd.
2,500,000	3.516%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,b	2,500,815
	U.S. Small Business Administration
181,264	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	180,288
	Verus Securitization Trust
3,078,566	3.677%, 6/1/2058, Ser. 2018-2, Class A1[b,h]	3,078,304
	Voya CLO 3, Ltd.
825,000	3.055%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2014-3A, Class A1R*,b	822,112

	Total	87,011,359

Basic Materials (0.7%)
	Alcoa Nederland Holding BV
1,605,000	6.750%, 9/30/2024[h]	1,697,287
	Anglo American Capital plc
1,970,000	4.875%, 5/14/2025[h]	1,973,239
	ArcelorMittal SA
1,142,000	6.125%, 6/1/2025	1,240,758
	Braskem Netherlands Finance BV
2,280,000	4.500%, 1/10/2028[h]	2,169,990
	BWAY Holding Company
1,740,000	5.500%, 4/15/2024[h]	1,710,577
	CF Industries, Inc.
1,800,000	3.450%, 6/1/2023[j]	1,734,750
	Chemours Company
1,435,000	5.375%, 5/15/2027	1,384,775
	First Quantum Minerals, Ltd.
847,000	7.000%, 2/15/2021[h]	837,471
1,165,000	7.500%, 4/1/2025[h]	1,105,294
	Georgia-Pacific, LLC
535,000	2.539%, 11/15/2019[h]	530,888
	Glencore Funding, LLC
560,000	4.125%, 5/30/2023[h]	559,317
725,000	4.000%, 3/27/2027[h]	680,189
	International Paper Company
1,420,000	4.350%, 8/15/2048	1,293,165
	Kinross Gold Corporation
1,120,000	5.950%, 3/15/2024	1,142,400
1,510,000	4.500%, 7/15/2027	1,349,638
	Novelis Corporation
670,000	5.875%, 9/30/2026[h]	654,087

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Basic Materials (0.7%) - continued
	Olin Corporation
$2,055,000	5.125%, 9/15/2027[j]	$1,977,937
	Platform Specialty Products Corporation
1,000,000	5.875%, 12/1/2025[h]	986,770
	Sherwin-Williams Company
1,285,000	3.125%, 6/1/2024	1,234,007
	Steel Dynamics, Inc.
1,430,000	5.000%, 12/15/2026	1,422,850
	Syngenta Finance NV
1,200,000	3.933%, 4/23/2021[h]	1,196,625
	Teck Resources, Ltd.
2,240,000	6.125%, 10/1/2035	2,357,600
	United States Steel Corporation
1,500,000	6.250%, 3/15/2026	1,486,875
	Vale Overseas, Ltd.
840,000	6.250%, 8/10/2026	920,556
835,000	6.875%, 11/21/2036	971,105
840,000	6.875%, 11/10/2039	984,060
	Westlake Chemical Corporation
1,120,000	3.600%, 8/15/2026	1,052,807
	WestRock Company
1,100,000	3.750%, 3/15/2025[h]	1,080,657

	Total	35,735,674

Capital Goods (0.8%)
	AECOM
2,080,000	5.875%, 10/15/2024	2,203,011
	Ashtead Capital, Inc.
1,450,000	4.125%, 8/15/2025[h]	1,377,500
	Bombardier, Inc.
2,055,000	7.500%, 3/15/2025[h]	2,119,219
	Building Materials Corporation of America
1,525,000	6.000%, 10/15/2025[h]	1,559,312
	Cemex SAB de CV
1,685,000	6.125%, 5/5/2025[h]	1,737,656
	Cintas Corporation No. 2
840,000	3.700%, 4/1/2027	817,740
	CNH Industrial Capital, LLC
1,120,000	4.875%, 4/1/2021	1,147,802
	CNH Industrial NV
1,400,000	3.850%, 11/15/2027	1,323,938
	Crown Americas Capital Corporation IV
1,450,000	4.500%, 1/15/2023	1,455,800
	Crown Cork & Seal Company, Inc.
1,460,000	7.375%, 12/15/2026	1,587,750
	H&E Equipment Services, Inc.
850,000	5.625%, 9/1/2025	847,875
	Huntington Ingalls Industries, Inc.
1,680,000	3.483%, 12/1/2027	1,573,488
	L3 Technologies, Inc.
1,656,000	3.950%, 5/28/2024	1,632,052
	Lockheed Martin Corporation
350,000	2.500%, 11/23/2020	345,110
1,136,000	3.600%, 3/1/2035	1,061,113
1,024,000	4.500%, 5/15/2036	1,066,009
284,000	6.150%, 9/1/2036	344,937
	Northrop Grumman Corporation
1,960,000	3.850%, 4/15/2045	1,778,108
	Owens-Brockway Glass Container, Inc.
2,205,000	5.000%, 1/15/2022[h]	2,224,294

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Capital Goods (0.8%) - continued
	Republic Services, Inc.
$850,000	2.900%, 7/1/2026	$790,372
	Reynolds Group Issuer, Inc.
2,170,000	5.125%, 7/15/2023[h]	2,158,065
	Rockwell Collins, Inc.
1,700,000	2.800%, 3/15/2022	1,654,153
	Roper Industries, Inc.
1,316,000	2.050%, 10/1/2018	1,316,000
	Roper Technologies, Inc.
840,000	2.800%, 12/15/2021	820,819
435,000	3.650%, 9/15/2023	432,046
564,000	4.200%, 9/15/2028	560,869
	Siemens Financieringsmaatschappij NV
2,255,000	4.200%, 3/16/2047[h]	2,270,346
	Standard Industries, Inc.
675,000	5.500%, 2/15/2023[h]	682,594
	Textron, Inc.
825,000	7.250%, 10/1/2019	856,146
1,710,000	3.375%, 3/1/2028	1,577,664
	United Rentals North America, Inc.
1,655,000	5.500%, 7/15/2025	1,688,100
	United Technologies Corporation
1,575,000	4.450%, 11/16/2038	1,562,061
1,410,000	4.050%, 5/4/2047	1,286,522

	Total	43,858,471

Collateralized Mortgage Obligations (1.0%)
	Ajax Mortgage Loan Trust
3,350,000	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,c,h	3,349,330
	Alternative Loan Trust
1,081,377	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	926,686
	Angel Oak Mortgage Trust I, LLC
462,992	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	463,036
	Bayview Opportunity Master Fund Trust
1,751,062	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ab,h	1,754,821
2,879,668	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ab,h	2,885,859
2,309,936	3.500%, 5/28/2069, Ser. 2017-RT5, Class Ab,h	2,289,985
	Citigroup Mortgage Loan Trust, Inc.
330,680	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	331,739
	COLT Mortgage Loan Trust
2,107,932	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ab,h	2,093,573
	Countrywide Alternative Loan Trust
1,274,636	4.026%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	1,119,078
722,331	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	470,154
201,540	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	192,836
2,247,888	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	1,888,574
1,590,980	7.000%, 10/25/2037, Ser. 2007-24, Class A10	1,001,827
	Countrywide Home Loans, Inc.
371,160	5.750%, 4/25/2037, Ser. 2007-3, Class A27	300,670

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Collateralized Mortgage Obligations (1.0%) - continued
	Deutsche Alt-A Securities Mortgage Loan Trust
$264,694	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	$240,736
	Federal Home Loan Mortgage Corporation
4,521,594	3.000%, 4/15/2028, Ser. 4193, Class AIk	374,461
3,373,130	4.000%, 7/15/2031, Ser. 4104, Class KIk	390,689
3,600,991	3.000%, 2/15/2033, Ser. 4170, Class IGk	400,408
	Federal National Mortgage Association
6,893,264	3.500%, 1/25/2033, Ser. 2012-150, Class YIk	880,861
	Greenpoint Mortgage Funding Trust
920,895	2.416%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	821,394
	Impac Secured Assets Trust
3,811,562	2.456%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	3,180,003
	J.P. Morgan Mortgage Trust
84,080	4.249%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	73,528
1,826,574	2.596%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[b]	1,003,980
1,948,444	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	1,147,923
	MASTR Alternative Loans Trust
283,924	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	286,570
1,289,184	2.666%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	603,202
	Merrill Lynch Alternative Note Asset Trust
275,513	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	218,107
	Mill City Mortgage Loan Trust
3,250,000	3.500%, 8/25/2058, Ser. 2018-3, Class A1[b,h]	3,218,160
	Preston Ridge Partners Mortgage Trust, LLC
663,733	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,i	663,433
3,658,159	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,i	3,631,169
	Pretium Mortgage Credit Partners, LLC
1,864,567	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[h,i]	1,847,061
	Residential Accredit Loans, Inc. Trust
433,613	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	420,591
2,388,515	2.766%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	1,894,834

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Collateralized Mortgage Obligations (1.0%) - continued
	Residential Asset Securitization Trust
$2,637,558	2.596%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[b]	$598,497
	Sequoia Mortgage Trust
1,684,289	4.012%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	1,397,180
	Towd Point Mortgage Trust
1,487,548	2.816%, (LIBOR 1M + 0.600%), 2/25/2057, Ser. 2017-5, Class A1[b,h]	1,488,881
	Verus Securitization Trust
1,538,747	2.853%, 1/25/2047, Ser. 2017-1A, Class A1*,b	1,526,977
2,446,642	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,b	2,388,302
	WaMu Mortgage Pass Through Certificates
231,231	3.864%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	223,600
234,396	3.483%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	227,215
1,286,178	2.901%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	1,211,442
2,457,946	2.805%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	2,268,871

	Total	51,696,243

Commercial Mortgage-Backed Securities (1.7%)
	AMSR Trust
2,700,000	3.558%, (LIBOR 1M + 1.400%), 11/17/2033, Ser. 2016-SFR1, Class Ab,h	2,702,403
	Benchmark 2018-B5 Mortgage Trust
5,375,000	4.208%, 7/15/2051, Ser. 2018-B5, Class A4	5,542,117
	CSAIL Commercial Mortgage Trust
4,400,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	4,342,969
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,000,000	3.900%, 4/25/2028, Ser. K076, Class A2[l]	3,070,052
	Federal National Mortgage Association
4,600,000	3.640%, 6/1/2028	4,564,791
1,850,000	3.710%, 7/1/2028	1,845,635
	Federal National Mortgage Association - ACES
2,825,000	2.568%, 12/25/2026, Ser. 2017-M3, Class A2[b]	2,617,276
4,250,000	2.878%, 2/25/2027, Ser. 2017-M2, Class A2[b]	4,024,965
5,000,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	4,762,044
4,400,000	3.150%, 3/25/2028, Ser. 2018-M7, Class A2[b]	4,206,412
	Federal National Mortgage Association Grantor Trust
5,593,784	2.898%, 6/25/2027, Ser. 2017-T1, Class Al	5,301,509

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Commercial Mortgage-Backed Securities (1.7%) - continued
	GS Mortgage Securities Trust
$2,925,000	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	$2,961,336
4,000,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	4,018,498
4,000,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	3,898,120
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,478,654	3.507%, 5/15/2045, Ser. 2012-C6, Class A3	1,481,619
	Morgan Stanley Bank of America Merrill Lynch Trust
3,400,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	3,368,804
3,400,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	3,330,497
	Morgan Stanley Capital I, Inc.
8,500,000	4.177%, 7/15/2051, Ser. 2018-H3, Class A5	8,707,432
	UBS Commercial Mortgage Trust
3,185,348	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	3,179,729
6,700,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	6,876,116
	Wells Fargo Commercial Mortgage Trust
2,500,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	2,482,521
	WFRBS Commercial Mortgage Trust
2,784,244	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	2,726,514

	Total	86,011,359

Communications Services (1.6%)
	21st Century Fox America, Inc.
1,140,000	6.900%, 3/1/2019	1,159,080
2,115,000	6.400%, 12/15/2035	2,692,158
	AMC Networks, Inc.
1,675,000	5.000%, 4/1/2024	1,649,875
	America Movil SAB de CV
829,000	5.000%, 10/16/2019	845,380
	American Tower Corporation
1,280,000	3.300%, 2/15/2021	1,272,170
	AT&T, Inc.
600,000	5.875%, 10/1/2019	617,029
360,000	3.316%, (LIBOR 3M + 0.930%), 6/30/2020[b]	363,587
835,000	3.800%, 3/1/2024	826,574
1,017,000	4.100%, 2/15/2028[h]	985,607
822,000	4.300%, 2/15/2030[h]	789,962
1,100,000	5.250%, 3/1/2037	1,094,989
1,590,000	4.900%, 8/15/2037[h]	1,518,392
840,000	6.350%, 3/15/2040	922,433
950,000	5.550%, 8/15/2041	959,956
546,000	4.750%, 5/15/2046	498,073
1,380,000	5.450%, 3/1/2047	1,378,855
	British Sky Broadcasting Group plc
880,000	2.625%, 9/16/2019[h]	875,754
1,100,000	3.125%, 11/26/2022[h]	1,077,412
	CCO Holdings, LLC
2,100,000	5.875%, 4/1/2024[h]	2,144,625
	CenturyLink, Inc.
1,630,000	6.450%, 6/15/2021	1,691,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Communications Services (1.6%) - continued
	Charter Communications Operating, LLC
$450,000	6.834%, 10/23/2055	$495,882
700,000	4.500%, 2/1/2024	702,940
1,400,000	4.200%, 3/15/2028	1,338,478
3,320,000	6.484%, 10/23/2045	3,564,415
	Clear Channel Worldwide Holdings, Inc.
2,160,000	6.500%, 11/15/2022	2,203,999
	Comcast Corporation
850,000	4.049%, 11/1/2052	750,198
875,000	2.750%, 3/1/2023	845,922
2,190,000	4.400%, 8/15/2035	2,146,465
1,115,000	4.750%, 3/1/2044	1,110,280
550,000	4.600%, 8/15/2045	537,730
	Cox Communications, Inc.
1,400,000	3.350%, 9/15/2026[h]	1,299,822
568,000	4.600%, 8/15/2047[h]	530,038
	Crown Castle International Corporation
1,183,000	3.400%, 2/15/2021	1,179,929
2,062,000	5.250%, 1/15/2023	2,160,973
1,136,000	3.200%, 9/1/2024	1,080,396
	CSC Holdings, LLC
245,000	5.500%, 4/15/2027[h]	238,356
	Digicel, Ltd.
2,725,000	6.000%, 4/15/2021*,j	2,527,437
	Discovery Communications, LLC
1,420,000	4.900%, 3/11/2026	1,456,751
2,270,000	5.000%, 9/20/2037	2,208,155
	Gray Television, Inc.
1,690,000	5.875%, 7/15/2026[h]	1,675,212
	Intelsat Jackson Holdings SA
910,000	8.500%, 10/15/2024[h]	917,963
	Level 3 Communications, Inc.
2,080,000	5.375%, 1/15/2024	2,083,619
	Level 3 Financing, Inc.
700,000	5.375%, 5/1/2025	700,000
	Moody’s Corporation
770,000	2.750%, 12/15/2021	753,057
	Neptune Finco Corporation
1,769,000	10.875%, 10/15/2025[h]	2,054,251
	Netflix, Inc.
1,895,000	4.875%, 4/15/2028[h]	1,781,300
	Nexstar Escrow Corporation
781,000	5.625%, 8/1/2024[h]	764,404
	Omnicom Group, Inc.
530,000	3.600%, 4/15/2026	503,178
	SES Global Americas Holdings GP
620,000	2.500%, 3/25/2019[h]	618,434
	Sprint Communications, Inc.
1,485,000	6.000%, 11/15/2022	1,514,700
	Sprint Corporation
1,405,000	7.625%, 2/15/2025	1,490,003
	Telecom Italia SPA
1,400,000	5.303%, 5/30/2024[h]	1,359,750
	Telefonica Emisiones SAU
1,375,000	4.665%, 3/6/2038	1,290,183
	Time Warner Entertainment Company, LP
1,341,000	8.375%, 3/15/2023	1,551,852
	Verizon Communications, Inc.
1,475,000	3.500%, 11/1/2021	1,481,933
2,304,000	5.150%, 9/15/2023	2,464,218
1,311,000	3.376%, 2/15/2025	1,275,104

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Communications Services (1.6%) - continued
$575,000	3.414%, (LIBOR 3M + 1.100%), 5/15/2025[b]	$579,988
859,000	4.272%, 1/15/2036	817,684
2,272,000	4.862%, 8/21/2046	2,272,381
1,796,000	4.522%, 9/15/2048	1,708,959
	Viacom, Inc.
560,000	4.250%, 9/1/2023	564,142
1,095,000	6.875%, 4/30/2036	1,245,305
840,000	5.850%, 9/1/2043	887,339
	Virgin Media Secured Finance plc
1,725,000	5.250%, 1/15/2026[h]	1,686,688
	Windstream Services, LLC
1,150,000	8.625%, 10/31/2025[h]	1,104,000

	Total	84,886,849

Consumer Cyclical (1.2%)
	Amazon.com, Inc.
710,000	3.150%, 8/22/2027	679,952
1,420,000	3.875%, 8/22/2037	1,388,312
852,000	4.050%, 8/22/2047	832,288
	American Honda Finance Corporation
1,075,000	2.000%, 2/14/2020	1,060,778
	Aptiv plc
1,280,000	3.150%, 11/19/2020	1,269,786
	Cinemark USA, Inc.
2,695,000	4.875%, 6/1/2023	2,651,206
	D.R. Horton, Inc.
1,175,000	2.550%, 12/1/2020	1,150,897
	Daimler Finance North America, LLC
1,120,000	2.959%, (LIBOR 3M + 0.620%), 10/30/2019[b,h]	1,124,804
1,025,000	2.891%, (LIBOR 3M + 0.550%), 5/4/2021[b,h]	1,028,510
	Delphi Jersey Holdings plc
1,795,000	5.000%, 10/1/2025[h]	1,689,544
	Ford Motor Credit Company, LLC
950,000	2.551%, 10/5/2018	950,001
1,000,000	2.943%, 1/8/2019	1,001,019
1,060,000	2.262%, 3/28/2019	1,056,330
100,000	8.125%, 1/15/2020	105,650
560,000	2.459%, 3/27/2020	550,633
420,000	3.200%, 1/15/2021	413,751
385,000	3.656%, (LIBOR 3M + 1.270%), 3/28/2022[b]	384,492
1,500,000	2.979%, 8/3/2022	1,422,588
	General Motors Company
1,365,000	3.227%, (LIBOR 3M + 0.900%), 9/10/2021[b]	1,364,485
	General Motors Financial Company, Inc.
425,000	3.267%, (LIBOR 3M + 0.930%), 4/13/2020[b]	427,645
770,000	3.700%, 11/24/2020	773,703
512,000	4.200%, 3/1/2021	518,332
1,210,000	3.189%, (LIBOR 3M + 0.850%), 4/9/2021[b]	1,214,622
1,250,000	3.150%, 6/30/2022	1,215,998
560,000	3.950%, 4/13/2024	545,248
1,240,000	4.300%, 7/13/2025	1,206,790
	Home Depot, Inc.
1,330,000	5.400%, 9/15/2040	1,541,294
840,000	4.250%, 4/1/2046	856,750
1,400,000	3.900%, 6/15/2047	1,346,242

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Consumer Cyclical (1.2%) - continued
	Hyundai Capital America
$418,000	2.400%, 10/30/2018[h]	$417,975
1,200,000	2.550%, 4/3/2020[h]	1,179,829
768,000	3.000%, 10/30/2020[h]	756,027
	Jaguar Land Rover Automotive plc
1,500,000	5.625%, 2/1/2023[h]	1,477,500
	KB Home
1,141,000	4.750%, 5/15/2019	1,148,131
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,515,450
	Landry’s, Inc.
1,600,000	6.750%, 10/15/2024[h]	1,623,008
	Lear Corporation
1,200,000	5.250%, 1/15/2025	1,239,641
	Lennar Corporation
825,000	4.125%, 1/15/2022	819,877
2,185,000	4.875%, 12/15/2023	2,204,119
840,000	4.500%, 4/30/2024	822,528
	Live Nation Entertainment, Inc.
1,020,000	5.375%, 6/15/2022[h]	1,032,750
925,000	5.625%, 3/15/2026[h]	934,250
	Macy’s Retail Holdings, Inc.
1,690,000	2.875%, 2/15/2023[j]	1,600,192
	Mastercard, Inc.
1,660,000	3.950%, 2/26/2048	1,634,218
	McDonald’s Corporation
730,000	2.750%, 12/9/2020	725,693
1,120,000	2.625%, 1/15/2022	1,089,508
1,365,000	4.450%, 3/1/2047	1,338,174
	MGM Resorts International
2,115,000	6.000%, 3/15/2023	2,189,025
	New Red Finance, Inc.
1,750,000	4.250%, 5/15/2024[h]	1,660,977
	Nissan Motor Acceptance Corporation
840,000	2.150%, 9/28/2020[h]	818,960
	Prime Security Services Borrower, LLC
1,897,000	9.250%, 5/15/2023[h]	2,028,842
	Scientific Games International, Inc.
1,625,000	5.000%, 10/15/2025[h]	1,543,750
	Six Flags Entertainment Corporation
2,790,000	4.875%, 7/31/2024[h]	2,732,805
	Toll Brothers Finance Corporation
432,000	4.000%, 12/31/2018	431,654
	VOC Escrow, Ltd.
1,750,000	5.000%, 2/15/2028[h]	1,681,820

	Total	64,418,353

Consumer Non-Cyclical (2.2%)
	Abbott Laboratories
1,440,000	2.900%, 11/30/2021	1,422,054
700,000	3.400%, 11/30/2023	697,022
2,250,000	4.750%, 11/30/2036	2,392,032
1,130,000	4.900%, 11/30/2046	1,225,565
	AbbVie, Inc.
2,070,000	2.500%, 5/14/2020	2,046,532
1,320,000	3.600%, 5/14/2025	1,277,173
560,000	4.700%, 5/14/2045	537,147
	Altria Group, Inc.
560,000	2.850%, 8/9/2022	547,170
700,000	2.625%, 9/16/2026	639,191
	Amgen, Inc.
1,680,000	2.200%, 5/11/2020	1,655,969
512,000	2.700%, 5/1/2022	497,862

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Consumer Non-Cyclical (2.2%) - continued
$475,000	3.125%, 5/1/2025	$454,429
843,000	3.200%, 11/2/2027	791,318
634,000	4.400%, 5/1/2045	612,758
	Anheuser-Busch InBev Finance, Inc.
550,000	3.603%, (LIBOR 3M + 1.260%), 2/1/2021[b]	564,488
2,839,000	3.650%, 2/1/2026	2,754,824
2,240,000	4.700%, 2/1/2036	2,240,330
	Anheuser-Busch InBev Worldwide, Inc.
2,725,000	4.750%, 4/15/2058	2,640,142
820,000	3.077%, (LIBOR 3M + 0.740%), 1/12/2024[b]	823,705
1,350,000	4.375%, 4/15/2038	1,297,487
1,350,000	4.600%, 4/15/2048	1,305,584
	BAT Capital Corporation
568,000	2.297%, 8/14/2020[h]	556,604
852,000	3.222%, 8/15/2024[h]	811,851
1,136,000	4.540%, 8/15/2047[h]	1,039,491
	Baxalta, Inc.
569,000	4.000%, 6/23/2025	562,736
	Bayer U.S. Finance II, LLC
1,350,000	4.875%, 6/25/2048[h]	1,309,466
	Bayer U.S. Finance II, LLC
1,380,000	4.250%, 12/15/2025[h]	1,369,615
	Becton, Dickinson and Company
1,214,000	3.734%, 12/15/2024	1,188,621
1,650,000	3.700%, 6/6/2027	1,577,449
840,000	4.669%, 6/6/2047	829,554
	Boston Scientific Corporation
435,000	6.000%, 1/15/2020	450,171
525,000	3.850%, 5/15/2025	522,893
840,000	7.375%, 1/15/2040	1,102,772
	Bunge, Ltd. Finance Corporation
300,000	3.500%, 11/24/2020	299,050
	Campbell Soup Company
1,385,000	3.950%, 3/15/2025	1,338,588
	Celgene Corporation
2,285,000	2.875%, 8/15/2020	2,269,911
	Church & Dwight Company, Inc.
310,000	2.450%, 12/15/2019	307,677
	Clorox Company
1,680,000	3.100%, 10/1/2027	1,577,303
	Constellation Brands, Inc.
1,120,000	3.600%, 2/15/2028	1,047,423
	CVS Caremark Corporation
275,000	4.000%, 12/5/2023	275,492
	CVS Health Corporation
278,000	3.350%, 3/9/2021	277,471
556,000	3.700%, 3/9/2023	553,513
1,370,000	4.100%, 3/25/2025	1,365,744
3,370,000	4.875%, 7/20/2035	3,382,549
2,480,000	4.780%, 3/25/2038	2,460,686
1,380,000	5.050%, 3/25/2048	1,409,871
	EMD Finance, LLC
1,128,000	2.950%, 3/19/2022[h]	1,099,373
	Energizer Holdings, Inc.
1,900,000	5.500%, 6/15/2025[h]	1,890,500
	Envision Healthcare Corporation
2,205,000	5.125%, 7/1/2022[h]	2,259,022
	Express Scripts Holding Company
560,000	3.000%, 7/15/2023	539,134
1,685,000	4.800%, 7/15/2046	1,642,081
	Forest Laboratories, LLC
300,000	4.875%, 2/15/2021[h]	308,856

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Consumer Non-Cyclical (2.2%) - continued
	Grupo Bimbo SAB de CV
$860,000	4.700%, 11/10/2047[h]	$792,731
	Halfmoon Parent, Inc.
290,000	3.224%, (LIBOR 3M + 0.890%), 7/15/2023[b,h]	290,013
1,050,000	4.125%, 11/15/2025[h]	1,046,641
1,325,000	4.800%, 8/15/2038[h]	1,322,931
	HCA, Inc.
1,070,000	5.250%, 6/15/2026	1,100,762
1,105,000	4.500%, 2/15/2027	1,085,663
	Imperial Tobacco Finance plc
1,250,000	2.950%, 7/21/2020[h]	1,237,700
	Iron Mountain, Inc.
1,885,000	6.000%, 8/15/2023	1,933,313
	JBS USA, LLC
1,450,000	5.750%, 6/15/2025[h]	1,411,938
	Kimberly-Clark Corporation
1,410,000	3.900%, 5/4/2047	1,347,795
	Kraft Foods Group, Inc.
1,056,000	5.000%, 6/4/2042	1,006,869
	Kraft Heinz Foods Company
1,650,000	3.375%, 6/15/2021	1,641,175
	Kroger Company
710,000	2.800%, 8/1/2022	686,364
	Laboratory Corporation of America Holdings
360,000	2.625%, 2/1/2020	357,727
	Maple Escrow Subsidiary, Inc.
1,100,000	3.551%, 5/25/2021[h]	1,098,005
	Mead Johnson Nutrition Company
512,000	3.000%, 11/15/2020	510,185
	Medtronic, Inc.
4,070,000	4.375%, 3/15/2035	4,203,983
560,000	4.625%, 3/15/2045	592,126
	Merck & Company, Inc.
385,000	2.716%, (LIBOR 3M + 0.375%), 2/10/2020[b]	386,526
260,000	3.700%, 2/10/2045	247,772
	Mondelez International Holdings Netherlands BV
1,200,000	2.000%, 10/28/2021[h]	1,146,259
	Mondelez International, Inc.
418,000	2.863%, (LIBOR 3M + 0.520%), 2/1/2019[b]	418,561
	Mylan NV
580,000	5.250%, 6/15/2046	541,669
	Mylan, Inc.
260,000	3.125%, 1/15/2023[h]	248,041
980,000	4.550%, 4/15/2028[h]	952,297
	Nestle Holdings, Inc.
2,400,000	3.900%, 9/24/2038[h]	2,346,310
	Newell Rubbermaid, Inc.
748,000	5.500%, 4/1/2046	714,184
	PepsiCo, Inc.
1,032,000	2.850%, 2/24/2026	981,543
	Perrigo Finance Unlimited Company
1,340,000	4.900%, 12/15/2044	1,208,393
	Reynolds American, Inc.
1,563,000	5.700%, 8/15/2035	1,667,543
	Roche Holdings, Inc.
768,000	4.000%, 11/28/2044[h]	761,514
	Shire Acquisitions Investments Ireland Designated Activity Company
1,680,000	2.400%, 9/23/2021	1,623,132

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Consumer Non-Cyclical (2.2%) - continued
	Simmons Foods, Inc.
$1,795,000	5.750%, 11/1/2024[h]	$1,375,419
	Smithfield Foods, Inc.
1,320,000	2.700%, 1/31/2020[h]	1,299,615
820,000	2.650%, 10/3/2021[h]	781,531
	Teleflex, Inc.
560,000	4.875%, 6/1/2026	554,400
	Tenet Healthcare Corporation
2,285,000	8.125%, 4/1/2022	2,407,933
	Thermo Fisher Scientific, Inc.
396,000	3.000%, 4/15/2023	383,840
	TreeHouse Foods, Inc.
760,000	4.875%, 3/15/2022	760,000
	Tyson Foods, Inc.
560,000	3.550%, 6/2/2027	528,258
	VRX Escrow Corporation
3,245,000	6.125%, 4/15/2025[h]	3,086,157
	Zimmer Biomet Holdings, Inc.
1,725,000	3.089%, (LIBOR 3M + 0.750%), 3/19/2021[b]	1,726,597
	Zoetis, Inc.
1,870,000	4.700%, 2/1/2043	1,910,859

	Total	111,772,523

Energy (2.0%)
	Anadarko Petroleum Corporation
1,680,000	4.850%, 3/15/2021	1,726,247
1,400,000	5.550%, 3/15/2026	1,487,510
	Antero Resources Corporation
1,775,000	5.125%, 12/1/2022	1,797,187
	BP Capital Markets plc
1,560,000	3.535%, 11/4/2024	1,550,599
285,000	3.119%, 5/4/2026	271,651
1,960,000	3.279%, 9/19/2027	1,873,987
	Buckeye Partners, LP
846,000	2.650%, 11/15/2018	845,855
	Canadian Natural Resources, Ltd.
1,005,000	3.450%, 11/15/2021	999,594
560,000	6.250%, 3/15/2038	660,226
	Canadian Oil Sands, Ltd.
750,000	9.400%, 9/1/2021[h]	847,139
	Cenovus Energy, Inc.
1,120,000	3.800%, 9/15/2023	1,096,206
	Cheniere Corpus Christi Holdings, LLC
1,560,000	7.000%, 6/30/2024	1,708,200
1,635,000	5.875%, 3/31/2025	1,716,750
	Cheniere Energy Partners, LP
2,165,000	5.625%, 10/1/2026[h]	2,180,588
	Chesapeake Energy Corporation
900,000	7.000%, 10/1/2024	900,000
	ConocoPhillips
1,400,000	6.500%, 2/1/2039	1,816,851
	Continental Resources, Inc.
1,120,000	5.000%, 9/15/2022	1,136,240
1,375,000	4.375%, 1/15/2028	1,363,907
	El Paso Pipeline Partners Operating Company, LLC
840,000	4.300%, 5/1/2024	847,867
	Enbridge Energy Partners, LP
1,400,000	5.875%, 10/15/2025	1,540,965
	Enbridge, Inc.
975,000	2.900%, 7/15/2022	945,559
	Encana Corporation
230,000	3.900%, 11/15/2021	230,973

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Energy (2.0%) - continued
	Energy Transfer Equity, LP
$1,450,000	5.500%, 6/1/2027	$1,504,810
	Energy Transfer Partners, LP
450,000	4.200%, 9/15/2023	453,487
1,340,000	6.000%, 6/15/2048	1,426,618
	Energy Transfer Partners, LP
765,000	4.900%, 3/15/2035	718,552
600,000	5.150%, 2/1/2043	569,344
	Eni SPA
1,365,000	4.000%, 9/12/2023[h]	1,350,012
	EnLink Midstream Partners, LP
575,000	4.150%, 6/1/2025	545,034
420,000	4.850%, 7/15/2026	407,051
	Enterprise Products Operating, LLC
758,000	5.100%, 2/15/2045	798,674
	EQT Corporation
754,000	8.125%, 6/1/2019	778,504
1,410,000	3.900%, 10/1/2027	1,320,592
	EQT Midstream Partners, LP
1,365,000	4.750%, 7/15/2023	1,383,801
	Exxon Mobil Corporation
420,000	4.114%, 3/1/2046	425,574
	Hess Corporation
2,115,000	3.500%, 7/15/2024	1,998,591
845,000	6.000%, 1/15/2040	875,977
	Kinder Morgan Energy Partners, LP
765,000	3.500%, 3/1/2021	767,121
1,400,000	6.500%, 9/1/2039	1,577,272
	Kinder Morgan, Inc.
1,250,000	6.500%, 9/15/2020	1,321,081
	Magellan Midstream Partners, LP
750,000	5.000%, 3/1/2026	796,973
	Marathon Oil Corporation
840,000	2.700%, 6/1/2020	829,071
1,960,000	6.600%, 10/1/2037	2,310,477
	Marathon Petroleum Corporation
375,000	3.400%, 12/15/2020	375,250
1,136,000	6.500%, 3/1/2041	1,327,656
	MPLX, LP
1,680,000	4.875%, 6/1/2025	1,735,094
850,000	4.125%, 3/1/2027	827,533
	Nabors Industries, Inc.
885,000	5.750%, 2/1/2025[h]	848,165
	Newfield Exploration Company
1,960,000	5.625%, 7/1/2024	2,065,350
	ONEOK Partners, LP
830,000	3.800%, 3/15/2020	833,348
	Parsley Energy, LLC
765,000	5.625%, 10/15/2027[h]	766,913
	PBF Holding Company, LLC
1,355,000	7.250%, 6/15/2025	1,422,750
	Petrobras Global Finance BV
90,000	8.375%, 5/23/2021	97,920
	Petroleos Mexicanos
1,069,000	6.000%, 3/5/2020	1,100,536
322,000	2.378%, 4/15/2025	313,652
790,000	6.750%, 9/21/2047	753,810
	Phillips 66
1,130,000	3.900%, 3/15/2028	1,113,966
	Pioneer Natural Resources Company
500,000	4.450%, 1/15/2026	512,026
	Plains All American Pipeline, LP
1,300,000	5.000%, 2/1/2021	1,329,301
	Regency Energy Partners, LP
1,120,000	5.875%, 3/1/2022	1,184,998

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Energy (2.0%) - continued
$1,450,000	5.000%, 10/1/2022	$1,501,561
	Sabine Pass Liquefaction, LLC
840,000	6.250%, 3/15/2022	902,767
1,000,000	5.625%, 4/15/2023	1,062,895
1,140,000	5.750%, 5/15/2024	1,223,462
1,440,000	5.625%, 3/1/2025	1,535,230
	Schlumberger Holdings Corporation
1,380,000	4.000%, 12/21/2025[h]	1,379,221
	Shell International Finance BV
360,000	2.788%, (LIBOR 3M + 0.450%), 5/11/2020[b]	362,338
	Southwestern Energy Company
1,860,000	7.500%, 4/1/2026[j]	1,948,350
	SRC Energy, Inc.
1,045,000	6.250%, 12/1/2025	982,300
	Suncor Energy, Inc.
780,000	3.600%, 12/1/2024	772,704
	Sunoco, LP
625,000	5.500%, 2/15/2026[h]	603,750
935,000	5.875%, 3/15/2028[h]	897,600
	Tallgrass Energy Partners, LP
2,690,000	5.500%, 1/15/2028[h]	2,713,538
	Targa Resources Partners, LP
525,000	5.250%, 5/1/2023	530,906
	Tesoro Corporation
1,680,000	4.750%, 12/15/2023	1,733,854
	Tesoro Logistics, LP
1,755,000	5.250%, 1/15/2025	1,797,436
	Transocean Guardian, Ltd.
1,785,000	5.875%, 1/15/2024[h]	1,800,619
	Weatherford International, Ltd.
458,000	4.500%, 4/15/2022[j]	400,750
1,590,000	8.250%, 6/15/2023[j]	1,502,550
	Western Gas Partners, LP
1,120,000	4.000%, 7/1/2022	1,114,911
560,000	4.500%, 3/1/2028	536,893
	Williams Companies, Inc.
1,400,000	7.500%, 1/15/2031	1,699,383
	Williams Partners, LP
700,000	4.000%, 11/15/2021	706,376
375,000	3.600%, 3/15/2022	372,737
710,000	4.500%, 11/15/2023	722,943
1,050,000	3.750%, 6/15/2027	1,002,002
1,120,000	6.300%, 4/15/2040	1,264,613
	Woodside Finance, Ltd.
1,400,000	3.650%, 3/5/2025[h]	1,347,987
565,000	3.700%, 3/15/2028[h]	529,758
	WPX Energy, Inc.
1,210,000	5.750%, 6/1/2026	1,225,125

	Total	100,485,544

Financials (5.1%)
	ABN AMRO Bank NV
1,050,000	4.750%, 7/28/2025[h]	1,052,617
	ACE INA Holdings, Inc.
737,000	4.350%, 11/3/2045	751,427
	AerCap Ireland Capital, Ltd.
550,000	3.750%, 5/15/2019	552,175
560,000	4.625%, 10/30/2020	570,657
1,420,000	5.000%, 10/1/2021	1,460,535
980,000	3.500%, 1/15/2025	923,132
	Air Lease Corporation
1,400,000	3.375%, 1/15/2019	1,401,535
1,125,000	2.500%, 3/1/2021	1,098,867

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Financials (5.1%) - continued
	Aircastle, Ltd.
$1,650,000	5.000%, 4/1/2023	$1,694,207
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	956,400
1,050,000	4.125%, 3/30/2020	1,053,937
	American Express Company
856,000	2.200%, 10/30/2020	837,903
	American Express Credit Corporation
590,000	2.887%, (LIBOR 3M + 0.550%), 3/18/2019[b]	591,138
1,692,000	1.875%, 5/3/2019	1,684,084
2,015,000	2.200%, 3/3/2020	1,992,374
	American International Group, Inc.
320,000	3.300%, 3/1/2021	319,260
768,000	4.125%, 2/15/2024	771,253
1,705,000	3.750%, 7/10/2025	1,660,144
1,560,000	3.900%, 4/1/2026	1,526,428
	Anthem, Inc.
1,400,000	4.625%, 5/15/2042	1,366,047
	Ares Capital Corporation
2,230,000	3.875%, 1/15/2020	2,238,775
	ASP AMC Merger Sub, Inc.
960,000	8.000%, 5/15/2025[h]	729,600
	Avalonbay Communities, Inc.
1,125,000	3.500%, 11/15/2025	1,099,658
	Aviation Capital Group, LLC
1,135,000	2.875%, 1/20/2022[h]	1,099,227
	Banco Santander SA
2,200,000	6.375%, 5/19/2019[b,m]	2,181,718
1,200,000	3.457%, (LIBOR 3M + 1.120%), 4/12/2023[b]	1,202,369
	Bank of America Corporation
500,000	3.207%, (LIBOR 3M + 0.870%), 4/1/2019[b]	502,088
705,000	2.369%, 7/21/2021[b]	692,617
850,000	2.328%, 10/1/2021[b]	831,521
700,000	3.499%, 5/17/2022[b]	699,567
1,065,000	3.300%, 1/11/2023	1,048,994
1,130,000	2.881%, 4/24/2023[b]	1,098,606
1,056,000	4.000%, 4/1/2024	1,065,150
3,080,000	4.000%, 1/22/2025	3,038,210
1,400,000	3.093%, 10/1/2025[b]	1,333,294
795,000	3.500%, 4/19/2026	768,194
1,704,000	4.183%, 11/25/2027	1,662,113
1,160,000	3.824%, 1/20/2028[b]	1,128,916
1,322,000	5.875%, 2/7/2042	1,565,482
	Bank of Montreal
1,090,000	2.797%, (LIBOR 3M + 0.460%), 4/13/2021[b]	1,094,360
	Bank of New York Mellon Corporation
1,280,000	2.500%, 4/15/2021	1,256,722
	Bank of Nova Scotia
2,200,000	2.788%, (LIBOR 3M + 0.440%), 4/20/2021[b]	2,206,996
1,200,000	2.700%, 3/7/2022	1,170,631
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
265,000	2.850%, 9/8/2021[h]	259,200
	Barclays Bank plc
264,000	10.179%, 6/12/2021[h]	300,725
	Barclays plc
780,000	2.750%, 11/8/2019	775,397
1,825,000	3.250%, 1/12/2021	1,800,401
1,039,000	3.650%, 3/16/2025	975,702

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Financials (5.1%) - continued
	BB&T Corporation
$325,000	3.054%, (LIBOR 3M + 0.715%), 1/15/2020[b]	$327,154
	BPCE SA
725,000	3.000%, 5/22/2022[h]	700,806
1,960,000	3.500%, 10/23/2027[h]	1,786,173
	Capital One Financial Corporation
980,000	2.500%, 5/12/2020	967,779
2,500,000	3.450%, 4/30/2021	2,497,154
1,120,000	3.050%, 3/9/2022	1,094,871
	Capital One NA
700,000	2.350%, 1/31/2020	692,199
	CBOE Holdings, Inc.
630,000	1.950%, 6/28/2019	626,136
	Cigna Corporation
2,260,000	3.050%, 10/15/2027	2,041,335
	CIT Group, Inc.
2,075,000	5.000%, 8/15/2022	2,120,650
	Citigroup, Inc.
415,000	3.109%, (LIBOR 3M + 0.770%), 4/8/2019[b]	416,351
625,000	2.700%, 3/30/2021	614,308
1,275,000	2.750%, 4/25/2022	1,238,387
690,000	4.050%, 7/30/2022	695,667
840,000	3.142%, 1/24/2023[b]	823,856
1,990,000	4.400%, 6/10/2025	1,985,628
1,120,000	3.200%, 10/21/2026	1,045,485
1,704,000	3.668%, 7/24/2028[b]	1,622,814
840,000	4.125%, 7/25/2028	811,041
1,400,000	3.520%, 10/27/2028[b]	1,315,318
1,660,000	3.878%, 1/24/2039[b]	1,527,598
828,000	4.650%, 7/23/2048	836,131
	Citizens Bank NA
1,165,000	2.200%, 5/26/2020	1,142,430
	Comerica, Inc.
435,000	3.700%, 7/31/2023	432,539
	Commerzbank AG
1,400,000	8.125%, 9/19/2023[h]	1,596,207
	Commonwealth Bank of Australia
840,000	2.250%, 3/10/2020[h]	829,251
1,660,000	3.034%, (LIBOR 3M + 0.700%), 3/16/2023[b,h]	1,665,471
	Compass Bank
145,000	2.750%, 9/29/2019	144,566
1,150,000	3.500%, 6/11/2021	1,144,109
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,560,000	3.950%, 11/9/2022	1,549,871
3,360,000	4.625%, 12/1/2023	3,410,417
	Credit Agricole SA
485,000	3.139%, (LIBOR 3M + 0.800%), 4/15/2019[b,h]	486,873
1,700,000	3.375%, 1/10/2022[h]	1,667,582
	Credit Suisse AG
512,000	5.400%, 1/14/2020	525,461
	Credit Suisse Group AG
1,400,000	2.997%, 12/14/2023[b,h]	1,335,553
775,000	7.250%, 9/12/2025[b,h,m]	777,906
1,065,000	3.869%, 1/12/2029[b,h]	1,001,933
	Credit Suisse Group Funding, Ltd.
1,200,000	3.125%, 12/10/2020	1,190,251
1,024,000	3.750%, 3/26/2025	987,231
	DDR Corporation
1,190,000	4.625%, 7/15/2022	1,216,534

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Financials (5.1%) - continued
	Deutsche Bank AG
$846,000	2.700%, 7/13/2020	$828,682
1,630,000	3.375%, 5/12/2021	1,599,889
700,000	4.250%, 10/14/2021	696,781
1,650,000	4.875%, 12/1/2032[b]	1,466,107
	Digital Realty Trust LP
1,125,000	3.400%, 10/1/2020	1,126,070
	Discover Bank
1,135,000	8.700%, 11/18/2019	1,196,425
805,000	3.100%, 6/4/2020	799,903
1,410,000	4.682%, 8/9/2028[b]	1,395,505
	Duke Realty, LP
260,000	3.875%, 2/15/2021	262,309
780,000	4.375%, 6/15/2022	799,126
	ERP Operating, LP
267,000	3.375%, 6/1/2025	260,065
	European Investment Bank
755,000	1.875%, 3/15/2019	752,899
	Fidelity National Financial, Inc.
1,125,000	5.500%, 9/1/2022	1,194,652
	Fifth Third Bancorp
548,000	2.875%, 7/27/2020	544,515
310,000	2.875%, 10/1/2021	304,718
915,000	2.600%, 6/15/2022	880,962
	Five Corners Funding Trust
2,450,000	4.419%, 11/15/2023[h]	2,513,809
	GE Capital International Funding Company
4,190,000	4.418%, 11/15/2035	3,927,147
	Goldman Sachs Group, Inc.
430,000	3.414%, (LIBOR 3M + 1.100%), 11/15/2018[b]	430,530
3,035,000	5.375%, 3/15/2020	3,128,731
460,000	3.507%, (LIBOR 3M + 1.160%), 4/23/2020[b]	465,842
1,975,000	5.375%, 5/10/2020[b,m]	2,014,500
3,448,000	5.250%, 7/27/2021	3,609,651
1,685,000	2.876%, 10/31/2022[b]	1,643,984
1,120,000	2.908%, 6/5/2023[b]	1,083,379
1,980,000	3.691%, 6/5/2028[b]	1,883,527
2,460,000	4.750%, 10/21/2045	2,498,454
	Hartford Financial Services Group, Inc.
2,150,000	5.125%, 4/15/2022	2,254,539
	HCP, Inc.
1,280,000	4.000%, 12/1/2022	1,282,147
520,000	3.400%, 2/1/2025	492,739
	HSBC Holdings plc
2,025,000	3.400%, 3/8/2021	2,020,016
1,075,000	6.875%, 6/1/2021[b,m]	1,112,625
925,000	2.650%, 1/5/2022	897,526
850,000	3.600%, 5/25/2023	841,361
1,040,000	3.900%, 5/25/2026	1,008,038
	HSBC USA, Inc.
1,475,000	2.350%, 3/5/2020	1,458,791
	Huntington National Bank
720,000	2.200%, 11/6/2018	719,785
	Icahn Enterprises, LP
750,000	6.750%, 2/1/2024	767,812
885,000	6.375%, 12/15/2025	888,319
	ING Groep NV
855,000	3.150%, 3/29/2022	834,375
1,050,000	4.100%, 10/2/2023[e]	1,049,133

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Financials (5.1%) - continued
	International Lease Finance Corporation
$550,000	5.875%, 8/15/2022	$581,688
	Intesa Sanpaolo SPA
860,000	3.125%, 7/14/2022[h]	799,691
	J.P. Morgan Chase & Company
365,000	2.250%, 1/23/2020	361,255
1,200,000	3.001%, (LIBOR 3M + 0.680%), 6/1/2021[b]	1,206,680
670,000	2.295%, 8/15/2021	651,332
1,220,000	4.500%, 1/24/2022	1,258,107
1,140,000	2.972%, 1/15/2023	1,110,092
768,000	3.200%, 1/25/2023	756,806
1,400,000	2.700%, 5/18/2023	1,346,322
565,000	3.572%, (LIBOR 3M + 1.230%), 10/24/2023[b]	576,257
1,040,000	3.625%, 5/13/2024	1,031,986
2,040,000	3.125%, 1/23/2025	1,956,188
2,525,000	3.900%, 7/15/2025	2,522,996
105,000	3.300%, 4/1/2026	100,626
1,350,000	4.203%, 7/23/2029[b]	1,343,377
1,700,000	3.882%, 7/24/2038[b]	1,587,742
	J.P. Morgan Chase Bank NA
780,000	3.086%, 4/26/2021[b]	777,869
	KeyBank NA
860,000	2.350%, 3/8/2019	859,167
	KeyCorp
1,080,000	2.900%, 9/15/2020	1,072,595
	Kimco Realty Corporation
2,272,000	3.300%, 2/1/2025	2,154,865
	Kookmin Bank
900,000	1.625%, 8/1/2019[h]	887,868
	Liberty Mutual Group, Inc.
560,000	4.950%, 5/1/2022[h]	579,912
	Liberty Property, LP
1,417,000	3.750%, 4/1/2025	1,381,764
	Lloyds Bank plc
750,000	2.833%, (LIBOR 3M + 0.490%), 5/7/2021[b]	752,613
	Lloyds Banking Group plc
1,405,000	2.907%, 11/7/2023[b]	1,340,168
	MassMutual Global Funding
920,000	2.750%, 6/22/2024[h]	877,254
	MetLife, Inc.
1,025,000	4.050%, 3/1/2045	957,894
	Mitsubishi UFJ Financial Group, Inc.
930,000	2.190%, 9/13/2021	895,108
1,680,000	3.455%, 3/2/2023	1,657,907
1,420,000	3.287%, 7/25/2027	1,333,606
	Morgan Stanley
560,000	5.550%, 7/15/2020[b,m]	574,840
675,000	2.500%, 4/21/2021	659,446
1,400,000	2.625%, 11/17/2021	1,361,066
530,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2022[b]	537,412
1,260,000	2.750%, 5/19/2022	1,222,124
660,000	4.875%, 11/1/2022	683,666
1,120,000	3.125%, 1/23/2023	1,090,908
975,000	4.000%, 7/23/2025	971,295
1,350,000	4.350%, 9/8/2026	1,338,569
1,704,000	3.591%, 7/22/2028[b]	1,615,844
1,400,000	3.772%, 1/24/2029[b]	1,343,078
	MPT Operating Partnership, LP
1,535,000	6.375%, 3/1/2024	1,611,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Financials (5.1%) - continued
	Nasdaq, Inc.
$655,000	3.850%, 6/30/2026	$631,652
	National City Corporation
1,519,000	6.875%, 5/15/2019	1,558,147
	New York Life Global Funding
840,000	2.300%, 6/10/2022[h]	806,452
	Park Aerospace Holdings, Ltd.
1,690,000	5.500%, 2/15/2024[h]	1,730,137
	Prudential Financial, Inc.
315,000	2.350%, 8/15/2019	313,673
	Quicken Loans, Inc.
2,665,000	5.750%, 5/1/2025[h]	2,661,669
	Realty Income Corporation
1,120,000	4.125%, 10/15/2026	1,121,576
	Regency Centers, LP
1,680,000	4.125%, 3/15/2028	1,650,032
	Regions Financial Corporation
768,000	3.200%, 2/8/2021	764,397
	Reinsurance Group of America, Inc.
1,154,000	5.000%, 6/1/2021	1,197,183
	Reliance Standard Life Global Funding II
395,000	2.500%, 4/24/2019[h]	394,322
	Royal Bank of Scotland Group plc
1,400,000	8.625%, 8/15/2021[b,m]	1,499,750
800,000	3.875%, 9/12/2023	777,284
1,705,000	5.125%, 5/28/2024	1,705,900
	Santander UK Group Holdings plc
896,000	2.875%, 10/16/2020	883,866
	Simon Property Group, LP
330,000	2.500%, 9/1/2020	325,665
1,115,000	2.750%, 2/1/2023	1,077,519
1,120,000	4.250%, 11/30/2046	1,087,587
	Skandinaviska Enskilda Banken AB
615,000	2.375%, 3/25/2019[h]	613,394
	Societe Generale SA
840,000	4.750%, 11/24/2025[h]	832,291
	Standard Chartered plc
1,929,000	2.100%, 8/19/2019[h]	1,912,975
	State Street Corporation
510,000	3.222%, (LIBOR 3M + 0.900%), 8/18/2020[b]	516,951
	Sumitomo Mitsui Financial Group, Inc.
975,000	2.784%, 7/12/2022	943,618
840,000	3.102%, 1/17/2023	817,256
840,000	3.010%, 10/19/2026	775,286
	Sumitomo Mitsui Trust Bank, Ltd.
1,400,000	1.950%, 9/19/2019[h]	1,385,675
	SunTrust Banks, Inc.
1,120,000	2.250%, 1/31/2020	1,107,453
	Svenska Handelsbanken AB
715,000	2.824%, (LIBOR 3M + 0.490%), 6/17/2019[b]	717,145
	Synchrony Financial
1,879,000	3.000%, 8/15/2019	1,875,210
305,000	3.578%, (LIBOR 3M + 1.230%), 2/3/2020[b]	306,982
330,000	4.250%, 8/15/2024	319,045
1,650,000	3.950%, 12/1/2027	1,494,953
	Toronto-Dominion Bank
375,000	3.262%, (LIBOR 3M + 0.930%), 12/14/2020[b]	380,647
	UBS Group Funding Jersey, Ltd.
768,000	4.125%, 9/24/2025[h]	762,844

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Financials (5.1%) - continued
	UBS Group Funding Switzerland AG
$1,105,000	3.491%, 5/23/2023[h]	$1,082,428
	UnitedHealth Group, Inc.
200,000	3.350%, 7/15/2022	199,691
1,400,000	2.950%, 10/15/2027	1,310,571
2,470,000	4.625%, 7/15/2035	2,628,516
	USB Realty Corporation
310,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,h,m]	278,225
	Vantiv, LLC
1,635,000	4.375%, 11/15/2025[h]	1,553,250
	Ventas Realty, LP
1,200,000	3.100%, 1/15/2023	1,165,027
1,400,000	4.000%, 3/1/2028	1,350,427
	Voya Financial, Inc.
1,979,000	3.125%, 7/15/2024	1,866,530
	Wells Fargo & Company
455,000	3.019%, (LIBOR 3M + 0.680%), 1/30/2020[b]	457,972
1,020,000	2.550%, 12/7/2020	1,003,900
1,280,000	2.625%, 7/22/2022	1,236,060
1,150,000	3.069%, 1/24/2023	1,122,115
1,120,000	3.450%, 2/13/2023	1,099,896
1,040,000	3.000%, 2/19/2025	984,910
600,000	3.000%, 4/22/2026	558,061
1,140,000	3.000%, 10/23/2026	1,057,239
1,930,000	4.900%, 11/17/2045	1,954,171
	Welltower, Inc.
435,000	3.950%, 9/1/2023	434,807
1,940,000	4.000%, 6/1/2025	1,913,237
	ZB NA
1,350,000	3.500%, 8/27/2021	1,342,097

	Total	261,194,146

Foreign Government (<0.1%)
	Export-Import Bank of Korea
450,000	2.250%, 1/21/2020	444,372
	Kommunalbanken AS
735,000	1.500%, 10/22/2019[h]	724,857

	Total	1,169,229

Mortgage-Backed Securities (11.5%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
68,590,000	4.000%, 10/1/2048[e]	69,256,578
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,146,374	3.000%, 3/15/2045, Ser. 4741, Class GA	1,121,048
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
37,600,000	3.500%, 10/1/2033[e]	37,793,227
36,950,000	5.000%, 10/1/2048[e]	38,788,839
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
847,003	4.282%, (LIBOR 12M + 1.550%), 7/1/2043[b]	874,287
188,400,000	3.500%, 10/1/2048[e]	185,399,353
135,100,000	4.000%, 10/1/2048[e]	136,415,874
118,880,000	4.500%, 10/1/2048[e]	122,636,798

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Mortgage-Backed Securities (11.5%) - continued
	U.S. Residential Opportunity Fund Trust
$448,881	3.352%, 11/27/2037, Ser. 2017-1III, Class Ah	$444,980

	Total	592,730,984

Technology (1.1%)
	Amphenol Corporation
318,000	2.550%, 1/30/2019	317,827
	Apple, Inc.
360,000	2.638%, (LIBOR 3M + 0.300%), 5/6/2020[b]	361,455
690,000	3.000%, 2/9/2024	676,259
1,120,000	3.200%, 5/11/2027	1,082,169
1,505,000	3.000%, 6/20/2027	1,431,271
2,250,000	3.000%, 11/13/2027	2,134,406
1,400,000	4.500%, 2/23/2036	1,503,494
768,000	4.650%, 2/23/2046	828,324
1,400,000	4.250%, 2/9/2047	1,426,425
1,975,000	3.750%, 9/12/2047	1,848,918
	Applied Materials, Inc.
560,000	3.300%, 4/1/2027	538,968
	Avnet, Inc.
820,000	3.750%, 12/1/2021	817,550
	Baidu, Inc.
1,275,000	3.000%, 6/30/2020	1,263,343
	Broadcom Corporation
851,000	3.875%, 1/15/2027	802,587
2,520,000	3.500%, 1/15/2028	2,288,477
	Cisco Systems, Inc.
480,000	2.821%, (LIBOR 3M + 0.500%), 3/1/2019[b]	481,017
	CommScope Technologies Finance, LLC
1,615,000	6.000%, 6/15/2025[h]	1,666,680
	Diamond 1 Finance Corporation
680,000	3.480%, 6/1/2019[h]	681,729
1,675,000	4.420%, 6/15/2021[h]	1,699,816
1,400,000	5.450%, 6/15/2023[h]	1,470,526
1,645,000	6.020%, 6/15/2026[h]	1,751,837
	Equinix, Inc.
1,870,000	5.750%, 1/1/2025	1,919,087
	Fidelity National Information Services, Inc.
619,000	3.625%, 10/15/2020	622,349
	Harland Clarke Holdings Corporation
1,640,000	8.375%, 8/15/2022[h]	1,572,350
	Hewlett Packard Enterprise Company
224,000	2.850%, 10/5/2018	224,008
1,350,000	3.118%, (LIBOR 3M + 0.720%), 10/5/2021[b]	1,351,299
435,000	3.500%, 10/5/2021	434,496
565,000	4.400%, 10/15/2022	580,212
	Intel Corporation
685,000	3.700%, 7/29/2025	689,063
1,188,000	4.100%, 5/19/2046	1,172,568
	Marvell Technology Group, Ltd.
825,000	4.200%, 6/22/2023	820,743
1,090,000	4.875%, 6/22/2028	1,095,107
	Microsoft Corporation
1,575,000	4.750%, 11/3/2055	1,777,401
1,575,000	4.200%, 11/3/2035	1,641,153
3,350,000	3.700%, 8/8/2046	3,210,354
1,400,000	4.250%, 2/6/2047	1,467,410

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Technology (1.1%) - continued
	NetApp, Inc.
$925,000	2.000%, 9/27/2019	$916,773
	NXP BV
1,390,000	3.875%, 9/1/2022[h]	1,376,100
	Oracle Corporation
1,056,000	2.400%, 9/15/2023	1,007,819
2,765,000	2.950%, 5/15/2025	2,650,808
1,400,000	3.850%, 7/15/2036	1,350,647
	Seagate HDD Cayman
930,000	4.750%, 1/1/2025	891,336
	Sensata Technologies UK Financing Company plc
1,140,000	6.250%, 2/15/2026[h]	1,199,850
	Texas Instruments, Inc.
1,380,000	4.150%, 5/15/2048	1,381,812
	Tyco Electronics Group SA
284,000	3.450%, 8/1/2024	276,215
568,000	3.125%, 8/15/2027	527,989
	VMware, Inc.
265,000	2.950%, 8/21/2022	255,019

	Total	55,485,046

Transportation (0.2%)
	Air Canada Pass Through Trust
241,146	3.875%, 3/15/2023[h]	236,323
	Air Lease Corporation
435,000	3.500%, 1/15/2022	431,761
	American Airlines Pass Through Trust
1,075,225	3.375%, 5/1/2027	1,034,904
	Avis Budget Car Rental, LLC
1,195,000	6.375%, 4/1/2024[h,j]	1,189,025
	Burlington Northern Santa Fe, LLC
850,000	5.750%, 5/1/2040	1,015,976
2,485,000	5.050%, 3/1/2041	2,740,233
900,000	4.450%, 3/15/2043	924,244
	CSX Corporation
427,000	3.700%, 11/1/2023	427,889
	Delta Air Lines, Inc.
630,000	2.875%, 3/13/2020	624,866
178,632	4.950%, 11/23/2020	179,749
	ERAC USA Finance, LLC
284,000	2.800%, 11/1/2018[h]	284,042
	J.B. Hunt Transport Services, Inc.
295,000	3.300%, 8/15/2022	289,290
	XPO Logistics, Inc.
1,178,000	6.500%, 6/15/2022[h]	1,216,285

	Total	10,594,587

U.S. Government and Agencies (10.2%)
	Federal National Mortgage Association
205,000	6.250%, 5/15/2029	258,387
	Federal National Mortgage Association - ACES
6,700,000	3.639%, 8/25/2030, Ser. 2018-M12, Class A2	6,643,679
	U.S. Treasury Bonds
3,500,000	2.375%, 5/15/2027	3,323,496
3,310,000	2.250%, 11/15/2027	3,098,470
34,750,000	2.875%, 5/15/2028	34,230,107
1,075,000	4.375%, 5/15/2040	1,276,982
150,000	3.000%, 5/15/2042	145,260
27,658,000	2.500%, 5/15/2046	24,107,836
3,000,000	2.750%, 8/15/2047	2,746,055
3,320,000	2.750%, 11/15/2047	3,037,411

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
U.S. Government and Agencies (10.2%) - continued
	U.S. Treasury Bonds, TIPS
$16,485,727	0.125%, 1/15/2023	$15,962,302
53,477	2.375%, 1/15/2025	58,275
24,411,816	0.375%, 1/15/2027	23,312,966
29,123,471	0.375%, 7/15/2027	27,834,151
34,978	2.125%, 2/15/2040	42,256
473,985	0.750%, 2/15/2042	444,837
	U.S. Treasury Notes
21,800,000	0.750%, 2/15/2019	21,671,414
15,000,000	1.000%, 10/15/2019	14,745,117
37,870,000	1.500%, 10/31/2019	37,395,146
22,270,000	1.750%, 11/30/2019	22,029,902
3,990,000	2.250%, 3/31/2020	3,960,075
69,580,000	1.375%, 9/30/2020	67,636,652
715,000	1.875%, 12/15/2020	700,337
10,250,000	1.375%, 5/31/2021	9,859,219
58,454,000	1.125%, 8/31/2021	55,597,517
36,500,000	1.875%, 7/31/2022	35,121,269
60,030,000	2.000%, 11/30/2022	57,844,533
6,540,000	2.500%, 3/31/2023	6,419,419
640,000	1.375%, 9/30/2023	593,400
11,315,000	2.125%, 7/31/2024	10,797,869
33,030,000	2.250%, 11/15/2024	31,657,191
	U.S. Treasury Notes, TIPS
2,126,560	0.125%, 4/15/2021	2,083,074

	Total	524,634,604

Utilities (1.2%)
	American Electric Power Company, Inc.
1,722,000	2.950%, 12/15/2022	1,682,949
	Appalachian Power Company
560,000	3.300%, 6/1/2027	535,126
	Arizona Public Service Company
395,000	2.200%, 1/15/2020	390,498
	Atmos Energy Corporation
600,000	3.000%, 6/15/2027	566,877
	Berkshire Hathaway Energy Company
358,000	2.400%, 2/1/2020	355,033
900,000	4.500%, 2/1/2045	899,127
	Calpine Corporation
900,000	5.375%, 1/15/2023	846,000
	CMS Energy Corporation
840,000	2.950%, 2/15/2027	773,483
	Commonwealth Edison Company
1,025,000	3.700%, 3/1/2045	940,465
395,000	4.350%, 11/15/2045	399,251
	Consolidated Edison, Inc.
528,000	2.000%, 5/15/2021	510,032
384,000	4.500%, 12/1/2045	391,774
	Dominion Energy, Inc.
1,070,000	2.962%, 7/1/2019	1,069,508
1,120,000	2.579%, 7/1/2020	1,105,428
	Dominion Gas Holdings, LLC
1,475,000	2.500%, 12/15/2019	1,463,862
	DTE Electric Company
760,000	3.700%, 3/15/2045	704,369
890,000	3.700%, 6/1/2046	820,226
	DTE Energy Company
155,000	2.400%, 12/1/2019	153,556
	Duke Energy Carolinas, LLC
1,960,000	3.700%, 12/1/2047	1,780,563
	Duke Energy Corporation
1,120,000	3.750%, 9/1/2046	982,704

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Utilities (1.2%) - continued
	Duke Energy Florida, LLC
$775,000	3.200%, 1/15/2027	$744,790
	Duke Energy Indiana, LLC
1,085,000	3.750%, 5/15/2046	990,618
	Dynegy, Inc.
1,720,000	7.375%, 11/1/2022	1,789,110
	Edison International
1,050,000	2.950%, 3/15/2023	1,006,031
	Emera U.S. Finance, LP
800,000	2.150%, 6/15/2019	794,832
	Energy Transfer Partners, LP
1,380,000	5.200%, 2/1/2022	1,433,078
	Eversource Energy
1,270,000	2.500%, 3/15/2021	1,247,492
	Exelon Corporation
580,000	5.100%, 6/15/2045	609,273
792,000	4.450%, 4/15/2046	766,579
	Exelon Generation Company, LLC
770,000	5.200%, 10/1/2019	786,161
970,000	2.950%, 1/15/2020	967,330
	FirstEnergy Corporation
350,000	2.850%, 7/15/2022	338,283
2,015,000	4.850%, 7/15/2047	2,046,448
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	283,712
560,000	5.300%, 7/1/2043	612,873
	MidAmerican Energy Holdings Company
1,586,000	6.500%, 9/15/2037	1,956,761
	Mississippi Power Company
800,000	3.031%, (LIBOR 3M + 0.650%), 3/27/2020[b]	800,096
800,000	3.950%, 3/30/2028	782,408
	Monongahela Power Company
780,000	5.400%, 12/15/2043[h]	911,220
	National Rural Utilities Cooperative Finance Corporation
1,025,000	2.300%, 11/1/2020	1,006,304
	NextEra Energy Capital Holdings, Inc.
660,000	2.300%, 4/1/2019	658,725
	NiSource Finance Corporation
560,000	3.490%, 5/15/2027	530,833
1,475,000	5.650%, 2/1/2045	1,645,211
	Oncor Electric Delivery Company, LLC
2,240,000	3.750%, 4/1/2045	2,114,584
	Pacific Gas and Electric Company
1,400,000	3.300%, 3/15/2027	1,287,314
800,000	3.300%, 12/1/2027	730,962
800,000	3.950%, 12/1/2047	693,521
	PPL Capital Funding, Inc.
372,000	3.500%, 12/1/2022	368,169
560,000	3.400%, 6/1/2023	549,970
1,275,000	5.000%, 3/15/2044	1,324,975
	PPL Electric Utilities Corporation
840,000	3.950%, 6/1/2047	808,819
	Public Service Electric & Gas Company
1,410,000	3.000%, 5/15/2027	1,333,443
	San Diego Gas and Electric Company
1,450,000	4.150%, 5/15/2048	1,418,636
	Sempra Energy
370,000	2.400%, 3/15/2020	364,969
	South Carolina Electric & Gas Company
1,560,000	5.100%, 6/1/2065	1,559,678

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Utilities (1.2%) - continued
	Southern California Edison Company
$1,135,000	4.000%, 4/1/2047	$1,067,322
823,000	4.125%, 3/1/2048	785,337
	Southern Company
1,150,000	2.950%, 7/1/2023	1,104,454
1,415,000	3.250%, 7/1/2026	1,319,124
1,100,000	4.400%, 7/1/2046	1,046,030
	Southern Company Gas Capital Corporation
1,400,000	4.400%, 5/30/2047	1,331,240
	Southwestern Electric Power Company
460,000	3.900%, 4/1/2045	416,623
	TerraForm Power Operating, LLC
700,000	5.000%, 1/31/2028[h]	651,000

	Total	59,355,169

	Total Long-Term Fixed Income (cost $2,207,538,804)	2,171,040,140

Shares	Registered Investment Companies (31.1%)	Value
Affiliated Equity Holdings (13.8%)
5,107,154	Thrivent Core International Equity Fund	51,377,972
8,939,281	Thrivent Core Low Volatility Equity Fund[n]	98,779,060
2,834,852	Thrivent Large Cap Stock Portfolio	40,613,792
9,713,107	Thrivent Large Cap Value Portfolio	188,230,301
4,644,086	Thrivent Mid Cap Stock Portfolio	94,274,482
18,370,385	Thrivent Partner Worldwide Allocation Portfolio	183,584,440
2,311,295	Thrivent Small Cap Stock Portfolio	49,274,496

	Total	706,134,543

Affiliated Fixed Income Holdings (16.8%)
13,763,584	Thrivent Core Emerging Markets Debt Fund	127,175,516
27,095,234	Thrivent High Yield Portfolio	128,344,704
37,969,772	Thrivent Income Portfolio	372,430,303
24,041,571	Thrivent Limited Maturity Bond Portfolio	235,165,033

	Total	863,115,556

Equity Funds/Exchange Traded Funds (0.3%)
634	iShares Core S&P Mid Cap ETF	127,618
1,907	iShares Core S&P Small-Cap ETF	166,367
7,240	iShares Russell 2000 Growth Index Fund	1,557,179
3,952	iShares Russell 2000 Index Fund	666,110
7,490	ProShares Ultra S&P 500	955,125
39,515	SPDR S&P 500 ETF Trust	11,487,801
11,606	SPDR S&P Biotech ETF[j]	1,112,667
5,035	SPDR S&P Health Care Equipment ETF	442,123
7,873	SPDR S&P Retail ETF[j]	401,680
5,737	Vanguard REIT ETF	462,861

	Total	17,379,531

Fixed Income Funds/Exchange Traded Funds (0.2%)
53,250	Invesco Senior Loan ETF	1,233,803

Shares	Registered Investment Companies (31.1%)	Value
Fixed Income Funds/Exchange Traded Funds (0.2%) - continued
144,000	iShares Short-Term Corporate Bond ETF	$7,463,520

	Total	8,697,323

	Total Registered Investment Companies (cost $1,460,515,737)	1,595,326,953

Shares	Common Stock (20.6%)	Value
Consumer Discretionary (2.5%)
16,377	Amazon.com, Inc.[n]	32,803,131
26,750	American Axle & Manufacturing Holdings, Inc.[n]	466,520
17,659	Aptiv plc	1,481,590
3,980	Ascent Capital Group, Inc.[n]	7,045
3,064	Booking Holdings, Inc.[n]	6,078,976
19,500	BorgWarner, Inc.	834,210
18,197	Bright Horizons Family Solutions, Inc.[n]	2,144,334
10,035	Burlington Stores, Inc.[n]	1,634,902
65,587	Carnival Corporation	4,182,483
33,424	CBS Corporation	1,920,209
4,251	Century Casinos, Inc.[n]	31,712
46,998	Chico’s FAS, Inc.	407,473
10,853	Children’s Place, Inc.	1,387,013
1,920	Chipotle Mexican Grill, Inc.[n]	872,678
166,960	Comcast Corporation	5,912,054
27,658	Core-Mark Holding Company, Inc.	939,266
35,096	Crocs, Inc.[n]	747,194
9,559	CSS Industries, Inc.	136,025
8,758	Culp, Inc.	211,944
18,151	DISH Network Corporation[n]	649,080
25,280	Dollar Tree, Inc.[n]	2,061,584
12,643	Duluth Holdings, Inc.[j,n]	397,749
4,096	Emerald Expositions Events, Inc.	67,502
10,803	Expedia Group, Inc.	1,409,575
61,761	Extended Stay America, Inc.	1,249,425
4,944	Five Below, Inc.[n]	643,017
10,855	G-III Apparel Group, Ltd.[n]	523,102
9,577	Habit Restaurants, Inc.[n]	152,753
91,584	Harley-Davidson, Inc.	4,148,755
3,176	Haverty Furniture Companies, Inc.	70,190
2,250	Hemisphere Media Group, Inc.[n]	31,387
17,810	Home Depot, Inc.	3,689,341
12,971	International Speedway Corporation	568,130
52,939	Las Vegas Sands Corporation	3,140,871
2,204	Laureate Education, Inc.[n]	34,030
1,582	Liberty Latin America, Ltd.[n]	32,969
14,080	Liberty Media Corporation - Liberty SiriusXM[n]	611,776
5,260	Liberty SiriusXM Group[n]	228,494
15,899	LKQ Corporation[n]	503,521
87,120	Lowe’s Companies, Inc.	10,003,118
3,650	Lululemon Athletica, Inc.[n]	593,088
15,398	McDonald’s Corporation	2,575,931
18,972	Michaels Companies, Inc.[n]	307,916
19,584	Modine Manufacturing Company[n]	291,802
18,333	Netflix, Inc.[n]	6,858,925
37,500	Newell Brands, Inc.	761,250
76,285	News Corporation, Class A	1,006,199
36,616	News Corporation, Class B	497,978
69,795	NIKE, Inc.	5,913,032
27,460	Norwegian Cruise Line Holdings, Ltd.[n]	1,577,028
29,624	Nutrisystem, Inc.	1,097,569

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (20.6%)	Value
Consumer Discretionary (2.5%) - continued
1,590	O’Reilly Automotive, Inc.[n]	$552,239
7,096	Oxford Industries, Inc.	640,059
6,335	Planet Fitness, Inc.[n]	342,280
2,271	Playa Hotels and Resorts NVn	21,870
8,560	Polaris Industries, Inc.	864,132
6,559	PVH Corporation	947,120
3,750	RHj,n	491,287
13,970	Ross Stores, Inc.	1,384,427
30,723	Six Flags Entertainment Corporation	2,145,080
2,197	Stamps.com, Inc.[n]	496,961
8,680	Tapestry, Inc.	436,344
35,490	Toll Brothers, Inc.	1,172,235
26,987	Tower International, Inc.	816,357
3,980	Ulta Beauty, Inc.[n]	1,122,838
1,543	Vail Resorts, Inc.	423,430
3,930	VF Corporation	367,259
3,025	Whirlpool Corporation	359,219
4,638	Wingstop, Inc.	316,636
9,837	Zumiez, Inc.[n]	259,205

	Total	127,054,824

Consumer Staples (0.5%)
48,441	Altria Group, Inc.	2,921,477
69,159	Archer-Daniels-Midland Company	3,476,623
3,820	Casey’s General Stores, Inc.	493,200
50,651	Cott Corporation	818,014
7,963	e.l.f. Beauty, Inc.[j,n]	101,369
57,975	Hain Celestial Group, Inc.[n]	1,572,282
4,866	Inter Parfums, Inc.	313,614
5,171	John B. Sanfilippo & Son, Inc.	369,106
14,820	Kimberly-Clark Corporation	1,684,145
84,636	Kroger Company	2,463,754
7,792	MGP Ingredients, Inc.	615,412
11,240	Molson Coors Brewing Company	691,260
11,330	Monster Beverage Corporation[n]	660,312
32,448	PepsiCo, Inc.	3,627,686
2,470	Seneca Foods Corporation[n]	83,239
7,418	SpartanNash Company	148,805
13,715	Turning Point Brands, Inc.	568,624
41,250	Wal-Mart Stores, Inc.	3,873,787

	Total	24,482,709

Energy (1.2%)
32,058	Abraxas Petroleum Corporation[n]	74,695
81,918	Anadarko Petroleum Corporation	5,522,092
3,505	Andeavor	538,017
120,789	Archrock, Inc.	1,473,626
66,467	Callon Petroleum Company[n]	796,939
72,050	Chevron Corporation	8,810,274
4,161	Comstock Resources, Inc.[n]	34,869
7,650	Concho Resources, Inc.[n]	1,168,537
15,449	Contura Energy, Inc.[j,n]	1,224,333
30,763	Denbury Resources, Inc.[n]	190,731
32,075	EQT Corporation	1,418,677
7,910	Era Group, Inc.[n]	97,688
62,889	Euronav NV	547,134
13,462	Exterran Corporation[n]	357,147
45,891	Exxon Mobil Corporation	3,901,653
43,897	Forum Energy Technologies, Inc.[n]	454,334
168,324	Gran Tierra Energy, Inc.[n]	642,998
75,640	Halliburton Company	3,065,689
28,128	Helix Energy Solutions Group, Inc.[n]	277,905
7,640	HollyFrontier Corporation	534,036
2,223	Keane Group, Inc.[n]	27,499
274,260	Marathon Oil Corporation	6,384,773
29,670	Marathon Petroleum Corporation	2,372,710

Shares	Common Stock (20.6%)	Value
Energy (1.2%) - continued
9,941	Nabors Industries, Ltd.	$61,237
28,224	Newpark Resources, Inc.[n]	292,118
23,076	Nine Energy Service, Inc.[n]	705,664
29,966	Northern Oil and Gas, Inc.[n]	119,864
14,992	ONEOK, Inc.	1,016,308
28,694	Parsley Energy, Inc.[n]	839,299
83,960	Patterson-UTI Energy, Inc.	1,436,556
14,254	Phillips 66	1,606,711
13,253	Pioneer Energy Services Corporation[n]	39,096
28,789	Pioneer Natural Resources Company	5,014,756
24,315	Ring Energy, Inc.[n]	240,962
7,061	Sanchez Energy Corporation[j,n]	16,240
24,095	SM Energy Company	759,715
14,741	Talos Energy, Inc.[n]	483,800
44,034	TechnipFMC plc	1,376,063
23,238	Teekay Tankers, Ltd.[j]	22,955
82,348	Transocean, Ltd.[n]	1,148,755
33,472	Unit Corporation[n]	872,280
6,197	W&T Offshore, Inc.[n]	59,739
526,620	Weatherford International plc[j,n]	1,427,140
10,798	Whiting Petroleum Corporation[n]	572,726
37,822	WPX Energy, Inc.[n]	760,979

	Total	58,789,319

Financials (3.7%)
5,440	Affiliated Managers Group, Inc.	743,757
49,214	Aflac, Inc.	2,316,503
2,017	AG Mortgage Investment Trust, Inc.	36,669
26,741	Allstate Corporation	2,639,337
22,500	Ally Financial, Inc.	595,125
8,595	American Express Company	915,282
42,459	American Financial Group, Inc.	4,711,675
34,040	American International Group, Inc.	1,812,290
4,082	Ameris Bancorp	186,547
14,462	Arch Capital Group, Ltd.[n]	431,112
8,811	Argo Group International Holdings, Ltd.	555,534
6,010	Arthur J. Gallagher & Company	447,384
43,186	Assured Guaranty, Ltd.	1,823,745
18,057	BancorpSouth Bank	590,464
644,220	Bank of America Corporation	18,978,721
1,381	Bank of Marin Bancorp	115,866
1,079	Bank of New York Mellon Corporation	55,018
4,900	Bank OZK	186,004
8,751	BankFinancial Corporation	139,491
12,078	Berkshire Hathaway, Inc.[n]	2,586,021
82,420	Blackstone Group, LP	3,138,554
41,487	Boston Private Financial Holdings, Inc.	566,298
116,544	BrightSphere Investment Group	1,445,146
47,323	Brown & Brown, Inc.	1,399,341
52,025	Capital One Financial Corporation	4,938,733
29,808	Cathay General Bancorp	1,235,243
34,926	Central Pacific Financial Corporation	923,094
4,523	Cherry Hill Mortgage Investment Corporation	81,866
19,180	Chubb, Ltd.	2,563,215
4,171	Cincinnati Financial Corporation	320,374
255,285	Citigroup, Inc.	18,314,146
4,485	CNO Financial Group, Inc.	95,172
21,661	CoBiz Financial, Inc.	479,575
38,200	Comerica, Inc.	3,445,640
17,198	Community Trust Bancorp, Inc.	797,127
31,038	Discover Financial Services	2,372,855
66,512	Dynex Capital, Inc.	424,347
50,540	E*TRADE Financial Corporation[n]	2,647,791

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (20.6%)	Value
Financials (3.7%) - continued
34,199	East West Bancorp, Inc.	$2,064,594
7,278	Ellington Residential Mortgage REIT	82,169
17,486	Employers Holdings, Inc.	792,116
32,029	Enterprise Financial Services Corporation	1,699,138
7,104	Essent Group, Ltd.[n]	314,352
3,379	FBL Financial Group, Inc.	254,270
182,573	Fifth Third Bancorp	5,097,438
10,254	Financial Institutions, Inc.	321,976
19,851	First American Financial Corporation	1,024,113
16,024	First Busey Corporation	497,545
18,405	First Commonwealth Financial Corporation	297,057
24,287	First Defiance Financial Corporation	731,282
5,012	First Financial Corporation	251,602
129,316	First Hawaiian, Inc.	3,512,223
22,175	First Interstate BancSystem, Inc.	993,440
1,579	First Merchants Corporation	71,039
854	First Mid-Illinois Bancshares, Inc.	34,442
5,916	First Midwest Bancorp, Inc.	157,306
2,606	First of Long Island Corporation	56,680
6,700	First Republic Bank	643,200
50,188	Goldman Sachs Group, Inc.	11,254,157
18,331	Great Southern Bancorp, Inc.	1,014,621
18,463	Hamilton Lane, Inc.	817,542
12,283	Hancock Whitney Corporation	584,057
3,230	Hanmi Financial Corporation	80,427
3,594	Hanover Insurance Group, Inc.	443,392
56,968	Hartford Financial Services Group, Inc.	2,846,121
1,100	Heartland Financial USA, Inc.	63,855
50,295	Heritage Commerce Corporation	750,401
13,839	Hometrust Bancshares, Inc.[n]	403,407
8,775	Horace Mann Educators Corporation	393,997
16,951	Horizon Bancorp, Inc.	334,782
8,971	Houlihan Lokey, Inc.	403,067
177,925	Huntington Bancshares, Inc.	2,654,641
8,246	IBERIABANK Corporation	670,812
15,203	Independent Bank Corporation	359,551
2,127	Interactive Brokers Group, Inc.	117,644
22,220	Intercontinental Exchange, Inc.	1,664,056
34,157	Invesco, Ltd.	781,512
42,278	Investment Technology Group, Inc.	915,741
36,807	J.P. Morgan Chase & Company	4,153,302
51,011	Jefferies Financial Group, Inc.	1,120,202
8,564	Kemper Corporation	688,974
369,452	KeyCorp	7,348,400
35,952	Ladder Capital Corporation	609,027
7,650	Lakeland Bancorp, Inc.	138,082
45,314	Loews Corporation	2,276,122
740	Markel Corporation[n]	879,483
1,612	MarketAxess Holdings, Inc.	287,726
2,123	Mercantile Bank Corporation	70,844
71,334	Meridian Bancorp, Inc.	1,212,678
52,910	MetLife, Inc.	2,471,955
24,260	MidWestOne Financial Group, Inc.	808,101
32,554	Morgan Stanley	1,516,040
217	Nasdaq, Inc.	18,619
3,743	National Bank Holdings Corporation	140,924
63	National Western Life Group, Inc.	20,110
993	NBT Bancorp, Inc.	38,111
1,877	Northern Trust Corporation	191,698
7,778	Old Second Bancorp, Inc.	120,170
4,390	PacWest Bancorp	209,183
285	Park National Corporation	30,085
25,880	PCSB Financial Corporation	526,399

Shares	Common Stock (20.6%)	Value
Financials (3.7%) - continued
4,585	Peapack-Gladstone Financial Corporation	$141,631
2,170	Peoples Bancorp, Inc.	76,015
6,073	Primerica, Inc.	732,100
1,496	Principal Financial Group, Inc.	87,651
60,181	Provident Financial Services, Inc.	1,477,444
17,360	Prudential Financial, Inc.	1,758,915
11,489	QCR Holdings, Inc.	469,326
23,750	Radian Group, Inc.	490,912
1,730	Raymond James Financial, Inc.	159,246
26,594	Sandy Spring Bancorp, Inc.	1,045,410
30,268	Santander Consumer USA Holdings Inc.	606,571
27,727	Seacoast Banking Corporation of Florida[n]	809,628
39,424	SLM Corporation[n]	439,578
8,173	State Auto Financial Corporation	249,603
35,230	State Street Corporation	2,951,569
24,262	Sterling Bancorp	533,764
10,827	Stifel Financial Corporation	554,992
6,218	SVB Financial Group[n]	1,932,741
87,239	Synchrony Financial	2,711,388
52,013	Synovus Financial Corporation	2,381,675
4,950	TD Ameritrade Holding Corporation	261,508
3,360	Territorial Bancorp, Inc.	99,288
9,698	TriCo Bancshares	374,537
71,516	TrustCo Bank Corporation	607,886
51,630	U.S. Bancorp	2,726,580
11,342	United Community Banks, Inc.	316,328
27,873	United Financial Bancorp, Inc.	469,103
1,676	United Fire Group, Inc.	85,091
11,652	Unum Group	455,244
6,102	Washington Trust Bancorp, Inc.	337,441
22,687	Wells Fargo & Company	1,192,429
1,928	Western Alliance Bancorp[n]	109,684
14,146	Wintrust Financial Corporation	1,201,561
32,009	WSFS Financial Corporation	1,509,224
81,650	Zions Bancorporation	4,094,747

	Total	188,831,872

Health Care (2.8%)
400	ABIOMED, Inc.[n]	179,900
3,800	Aerie Pharmaceuticals, Inc.[n]	233,890
15,980	Aetna, Inc.	3,241,543
748	Alkermes plc[n]	31,745
10,129	AmerisourceBergen Corporation	934,096
16,639	Amgen, Inc.	3,449,098
6,131	Ardelyx, Inc.[n]	26,670
2,177	Arena Pharmaceuticals, Inc.[n]	100,186
22,128	Asterias Biotherapeutics, Inc.[j,n]	28,766
389	Atrion Corporation	270,277
21,250	Baxter International, Inc.	1,638,163
11,127	Becton, Dickinson and Company	2,904,147
21,966	Biogen, Inc.[n]	7,760,807
14,310	BioMarin Pharmaceutical, Inc.[n]	1,387,641
1,420	Bio-Techne Corporation	289,836
2,193	Bruker Corporation	73,356
5,591	Cardinal Health, Inc.	301,914
5,439	Cardiovascular Systems, Inc.[n]	212,882
23,358	Catalent, Inc.[n]	1,063,957
27,925	Celgene Corporation[n]	2,499,008
6,785	Charles River Laboratories International, Inc.[n]	912,854
3,958	Concert Pharmaceuticals, Inc.[n]	58,737
69,430	CVS Health Corporation	5,465,530
37,886	Danaher Corporation	4,116,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (20.6%)	Value
Health Care (2.8%) - continued
11,960	Dexcom, Inc.[n]	$1,710,758
19,335	Edwards Lifesciences Corporation[n]	3,366,224
5,724	Eli Lilly and Company	614,242
9,239	Epizyme, Inc.[n]	97,933
7,780	Evolent Health, Inc.[n]	220,952
3,630	Exelixis, Inc.[n]	64,324
39,393	Express Scripts Holding Company[n]	3,742,729
1,322	FibroGen, Inc.[n]	80,312
20,909	GenMark Diagnostics, Inc.[n]	153,681
790	Genomic Health, Inc.[n]	55,474
43,083	Gilead Sciences, Inc.	3,326,438
55,680	GlaxoSmithKline plc ADR	2,236,666
43,679	Halozyme Therapeutics, Inc.[n]	793,647
2,243	Heska Corporation[n]	254,154
11,365	Hill-Rom Holdings, Inc.	1,072,856
8,091	Illumina, Inc.[n]	2,969,882
4,118	Immunomedics, Inc.[n]	85,778
2,084	Inogen, Inc.[n]	508,746
6,329	Intersect ENT, Inc.[n]	181,959
1,753	Intra-Cellular Therapies, Inc.[n]	38,040
4,589	Intuitive Surgical, Inc.[n]	2,634,086
6,790	Jazz Pharmaceuticals, Inc.[n]	1,141,603
58,496	Johnson & Johnson	8,082,392
13,051	LHC Group, Inc.[n]	1,344,123
7,807	Magellan Health Services, Inc.[n]	562,494
5,499	Medpace Holdings, Inc.[n]	329,445
87,690	Medtronic plc	8,626,065
116,560	Merck & Company, Inc.	8,268,766
4,985	Merit Medical Systems, Inc.[n]	306,328
21,430	Mylan NVn	784,338
28,503	Myriad Genetics, Inc.[n]	1,311,138
6,695	National Healthcare Corporation	504,602
6,816	Neurocrine Biosciences, Inc.[n]	838,027
1,278	Neuronetics, Inc.[n]	40,973
6,375	Nevro Corporation[n]	363,375
4,666	Novocure, Ltd.[n]	244,498
14,784	NuVasive, Inc.[n]	1,049,368
14,720	Omnicell, Inc.[n]	1,058,368
38,285	Optinose, Inc.[j,n]	475,883
6,897	PerkinElmer, Inc.	670,871
9,240	Perrigo Company plc	654,192
200,966	Pfizer, Inc.	8,856,572
7,138	Prothena Corporation plc[n]	93,365
3,959	Ra Medical Systems, Inc.[n]	72,054
738	Sage Therapeutics, Inc.[n]	104,243
10,783	Syneos Health, Inc.[n]	555,864
13,263	Tactile Systems Technology, Inc.[n]	942,336
8,420	Teleflex, Inc.	2,240,478
24,084	Thermo Fisher Scientific, Inc.	5,878,423
61,932	UnitedHealth Group, Inc.	16,476,389
13,150	Universal Health Services, Inc.	1,681,096
19,000	Valeant Pharmaceuticals International, Inc.[n]	487,730
9,342	Veeva Systems, Inc.[n]	1,017,064
20,016	Vertex Pharmaceuticals, Inc.[n]	3,857,884
3,021	West Pharmaceutical Services, Inc.	373,003
39,640	Wright Medical Group NVn	1,150,353
44,699	Zoetis, Inc.	4,092,640

	Total	145,926,920

Industrials (2.6%)
18,042	Acco Brands Corporation	203,875
3,175	Acuity Brands, Inc.	499,110
16,672	Advanced Disposal Services, Inc.[n]	451,478
12,846	AECOM[n]	419,550
8,873	Aegion Corporation[n]	225,197

Shares	Common Stock (20.6%)	Value
Industrials (2.6%) - continued
7,393	Aerojet Rocketdyne Holdings, Inc.[n]	$251,288
13,883	AGCO Corporation	843,948
1,013	Aircastle, Ltd.	22,195
1,000	Altra Industrial Motion Corporation[j]	41,300
36,852	AMETEK, Inc.	2,915,730
4,291	ASGN, Inc.[n]	338,689
25,419	Boeing Company	9,453,326
6,825	Brink’s Company	476,044
3,987	BWX Technologies, Inc.	249,347
11,625	Casella Waste Systems, Inc.[n]	361,072
31,880	Caterpillar, Inc.	4,861,381
22,403	CBIZ, Inc.[n]	530,951
23,910	Colfax Corporation[n]	862,195
16,958	Comfort Systems USA, Inc.	956,431
38,656	Costamare, Inc.	250,877
22,780	Crane Company	2,240,413
900	CSW Industrials, Inc.[n]	48,330
102,332	CSX Corporation	7,577,685
408	Cummins, Inc.	59,597
2,777	Curtiss-Wright Corporation	381,615
72,430	Delta Air Lines, Inc.	4,188,627
3,909	Dycom Industries, Inc.[n]	330,701
34,119	EMCOR Group, Inc.	2,562,678
26,443	Emerson Electric Company	2,025,005
11,201	Encore Wire Corporation	561,170
3,794	ESCO Technologies, Inc.	258,182
12,861	Federal Signal Corporation	344,418
8,169	Forrester Research, Inc.	374,957
8,480	Fortune Brands Home and Security, Inc.	444,013
2,735	Franklin Electric Company, Inc.	129,229
9,602	General Dynamics Corporation	1,965,721
13,427	General Electric Company	151,591
6,836	Genesee & Wyoming, Inc.[n]	622,008
511	Global Brass and Copper Holdings, Inc.	18,856
1,602	GMS, Inc.[n]	37,166
7,025	Gorman-Rupp Company	256,412
6,668	Granite Construction, Inc.	304,728
9,059	Healthcare Services Group, Inc.[j]	367,977
7,042	Heico Corporation	652,160
871	Hillenbrand, Inc.	45,553
80,245	Honeywell International, Inc.	13,352,768
6,910	Hubbell, Inc.	922,969
5,075	Huntington Ingalls Industries, Inc.	1,299,606
1,507	Hyster-Yale Materials Handling, Inc.	92,726
2,209	ICF International, Inc.	166,669
44,204	Ingersoll-Rand plc	4,522,069
45,414	Interface, Inc.	1,060,417
30,074	Jacobs Engineering Group, Inc.	2,300,661
9,730	JB Hunt Transport Services, Inc.	1,157,286
22,007	KAR Auction Services, Inc.	1,313,598
41,573	KeyW Holding Corporation[n]	360,022
15,529	Kforce, Inc.	583,890
14,016	Kirby Corporation[n]	1,152,816
25,270	Korn/Ferry International	1,244,295
5,850	L3 Technologies, Inc.	1,243,827
14,654	Lincoln Electric Holdings, Inc.	1,369,270
5,320	Lindsay Corporation	533,277
3,768	Lockheed Martin Corporation	1,303,577
14,970	Masco Corporation	547,902
7,525	Masonite International Corporation[n]	482,352
7,735	Mercury Systems, Inc.[n]	427,900
27,130	Milacron Holdings Corporation[n]	549,382
7,674	Moog, Inc.	659,734
68,455	MRC Global, Inc.[n]	1,284,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (20.6%)	Value
Industrials (2.6%) - continued
5,888	Mueller Industries, Inc.	$170,634
76,428	NCI Building Systems, Inc.[n]	1,157,884
50,529	Nexeo Solutions, Inc.[n]	618,980
36,538	Norfolk Southern Corporation	6,595,109
6,920	Old Dominion Freight Line, Inc.	1,115,919
380	Orion Group Holdings, Inc.[n]	2,869
12,489	Oshkosh Corporation	889,716
6,057	Parker Hannifin Corporation	1,114,064
33,222	Primoris Services Corporation	824,570
10,711	Radiant Logistics, Inc.[n]	63,302
7,104	Raven Industries, Inc.	325,008
3,748	Resources Connection, Inc.	62,217
6,270	Roper Industries, Inc.	1,857,237
388	Rush Enterprises, Inc.	15,252
10,409	SiteOne Landscape Supply, Inc.[n]	784,214
104,953	Southwest Airlines Company	6,554,315
6,510	SP Plus Corporation[n]	237,615
15,622	SPX Corporation[n]	520,369
5,748	SPX FLOW, Inc.[n]	298,896
3,467	Standex International Corporation	361,435
11,454	Terex Corporation	457,129
16,528	TPI Composites, Inc.[n]	471,874
1,370	TransDigm Group, Inc.[n]	510,051
3,763	TransUnion	276,882
27,160	TriMas Corporation[n]	825,664
1,174	UniFirst Corporation	203,865
16,420	United Continental Holdings, Inc.[n]	1,462,365
20,316	United Parcel Service, Inc.	2,371,893
9,340	United Rentals, Inc.[n]	1,528,024
44,330	United Technologies Corporation	6,197,777
19,135	Univar, Inc.[n]	586,679
10,553	Universal Truckload Services, Inc.	388,350
3,561	Valmont Industries, Inc.	493,199
19,850	Verisk Analytics, Inc.[n]	2,392,918
9,115	WABCO Holdings, Inc.[n]	1,075,023
7,145	WageWorks, Inc.[n]	305,449
39,368	Waste Connections, Inc.	3,140,385
1,346	Watsco, Inc.	239,723
9,869	Willdan Group, Inc.[n]	335,151

	Total	134,926,695

Information Technology (5.5%)
1,864	2U, Inc.[n]	140,154
3,088	Adobe Systems, Inc.[n]	833,606
39,901	Advanced Micro Devices, Inc.[n]	1,232,542
39,561	Agilent Technologies, Inc.	2,790,633
29,635	Akamai Technologies, Inc.[n]	2,167,800
4,900	Alliance Data Systems Corporation	1,157,184
14,000	Alphabet, Inc., Class An	16,899,120
6,794	Alphabet, Inc., Class Cn	8,108,435
3,386	Ambarella, Inc.[j,n]	130,971
3,355	American Software, Inc.	40,696
48,107	Amphenol Corporation	4,523,020
96,716	Apple, Inc.	21,832,670
23,059	Applied Materials, Inc.	891,230
3,266	Arista Networks, Inc.[n]	868,299
26,572	Arrow Electronics, Inc.[n]	1,958,888
4,129	Atkore International Group, Inc.[n]	109,542
6,010	Atlassian Corporation plc[n]	577,801
33,477	Autodesk, Inc.[n]	5,226,094
16,713	Automatic Data Processing, Inc.	2,517,981
5,722	Belden, Inc.	408,608
28,241	Benchmark Electronics, Inc.	660,839
18,964	Blackline, Inc.[n]	1,070,897
55,436	Booz Allen Hamilton Holding Corporation	2,751,289

Shares	Common Stock (20.6%)	Value
Information Technology (5.5%) - continued
1,192	Broadcom, Ltd.	$294,102
8,138	CDW Corporation	723,631
3,700	CEVA, Inc.[n]	106,375
61,974	Ciena Corporation[n]	1,936,068
458,018	Cisco Systems, Inc.	22,282,576
92,404	Clearway Energy, Inc.	1,759,372
3,707	Cognex Corporation	206,925
2,093	Cognizant Technology Solutions Corporation	161,475
12,230	CoreLogic, Inc.[n]	604,284
813	CSG Systems International, Inc.	32,634
5,957	Descartes Systems Group, Inc.[n]	201,942
27,246	Dolby Laboratories, Inc.	1,906,403
411	Electronic Arts, Inc.[n]	49,521
8,450	Endurance International Group Holdings, Inc.[n]	74,360
2,478	Envestnet, Inc.[n]	151,034
4,030	Euronet Worldwide, Inc.[n]	403,887
52,414	EVERTEC, Inc.	1,263,177
1,022	ExlService Holdings, Inc.[n]	67,656
79,732	Facebook, Inc.[n]	13,112,725
3,414	Fidelity National Information Services, Inc.	372,365
30,669	Fiserv, Inc.[n]	2,526,512
96,545	Flextronics International, Ltd.[n]	1,266,670
36,210	FLIR Systems, Inc.	2,225,829
19,010	Fortinet, Inc.[n]	1,754,053
17,320	Global Payments, Inc.	2,206,568
11,246	Guidewire Software, Inc.[n]	1,135,958
4,590	IAC/InterActiveCorporation[n]	994,745
68,768	Keysight Technologies, Inc.[n]	4,557,943
5,840	Lam Research Corporation	885,928
15,230	Liberty Tripadvisor Holdings, Inc.[n]	226,166
18,481	M/A-COM Technology Solutions Holdings, Inc.[j,n]	380,709
3,662	ManTech International Corporation	231,805
76,185	MasterCard, Inc.	16,959,543
7,400	Maxim Integrated Products, Inc.	417,286
232,245	Microsoft Corporation	26,561,861
8,548	MoneyGram International, Inc.[n]	45,732
11,313	Monolithic Power Systems, Inc.	1,420,121
5,195	Monotype Imaging Holdings, Inc.	104,939
24,179	National Instruments Corporation	1,168,571
8,251	New Relic, Inc.[n]	777,492
8,290	Nice, Ltd. ADR[n]	948,956
2,850	Novanta, Inc.[n]	194,940
24,142	NVIDIA Corporation	6,784,385
162,968	Oracle Corporation	8,402,630
6,750	Palo Alto Networks, Inc.[n]	1,520,505
126,973	PayPal Holdings, Inc.[n]	11,153,308
4,367	Pegasystems, Inc.	273,374
12,461	Plexus Corporation[n]	729,093
8,910	Proofpoint, Inc.[n]	947,400
13,576	Q2 Holdings, Inc.[n]	822,027
34,710	Quantenna Communications, Inc.[n]	640,400
38,162	Red Hat, Inc.[n]	5,200,717
5,907	Rogers Corporation[n]	870,219
18,207	Rudolph Technologies, Inc.[n]	445,161
20,910	SailPoint Technologies Holdings, Inc.[n]	711,358
93,337	Salesforce.com, Inc.[n]	14,843,383
3,665	ScanSource, Inc.[n]	146,234
35,334	Sequans Communications SA ADR[n]	50,174
9,450	ServiceNow, Inc.[n]	1,848,704
2,858	SS&C Technologies Holdings, Inc.	162,420
40,058	Synopsys, Inc.[n]	3,950,119
11,823	Teradata Corporation[n]	445,845

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (20.6%)	Value
Information Technology (5.5%) - continued
13,578	Teradyne, Inc.	$502,114
52,559	Texas Instruments, Inc.	5,639,055
655	Trimble, Inc.[n]	28,466
27,025	Twitter, Inc.[n]	769,132
5,487	Tyler Technologies, Inc.[n]	1,344,644
625	Ultimate Software Group, Inc.[n]	201,369
2,031	Universal Display Corporation[j]	239,455
26,552	Verint Systems, Inc.[n]	1,330,255
2,290	VeriSign, Inc.[n]	366,675
24,225	Virtusa Corporation[n]	1,301,125
98,913	Visa, Inc.	14,845,852
78,111	Xilinx, Inc.	6,262,159
44,220	Zix Corporation[n]	245,421

	Total	282,624,316

Materials (0.7%)
44,850	Alcoa Corporation[n]	1,811,940
2,959	Balchem Corporation	331,674
10,425	Ball Corporation	458,596
32,462	Celanese Corporation	3,700,668
49,830	CF Industries Holdings, Inc.	2,712,745
2,501	Coeur Mining, Inc.[n]	13,330
17,568	Continental Building Products, Inc.[n]	659,678
32,316	Eastman Chemical Company	3,093,288
19,660	Ferroglobe Representation & Warranty Insurance Trust[c,n]	2
19,400	Freeport-McMoRan, Inc.	270,048
13,951	Innospec, Inc.	1,070,739
6,170	International Paper Company	303,255
5,632	Kadant, Inc.	607,411
645	Koppers Holdings, Inc.[n]	20,092
6,240	Martin Marietta Materials, Inc.	1,135,368
28,974	Mercer International, Inc.	486,763
10,163	Minerals Technologies, Inc.	687,019
22,283	Myers Industries, Inc.	518,080
30,925	Newmont Mining Corporation	933,935
13,497	Nucor Corporation	856,385
2,143	Olympic Steel, Inc.	44,724
51,950	OMNOVA Solutions, Inc.[n]	511,707
27,050	Owens-Illinois, Inc.[n]	508,269
3,507	Packaging Corporation of America	384,683
28,361	Reliance Steel & Aluminum Company	2,418,910
15,470	RPM International, Inc.	1,004,622
10,423	Ryerson Holding Corporation[n]	117,780
19,470	Schweitzer-Mauduit International, Inc.	745,896
9,817	Scotts Miracle-Gro Company	772,892
11,224	Sensient Technologies Corporation	858,748
8,421	Sonoco Products Company	467,366
17,880	Steel Dynamics, Inc.	807,997
987	Stepan Company	85,879
11,809	Trinseo SA	924,645
3,340	United States Lime & Minerals, Inc.	263,693
9,695	Verso Corporation[n]	326,431
72,109	WestRock Company	3,853,505
12,667	Worthington Industries, Inc.	549,241

	Total	34,318,004

Real Estate (0.6%)
3,900	Alexandria Real Estate Equities, Inc.	490,581
2,950	Americold Realty Trust	73,809
14,477	Ares Commercial Real Estate Corporation	202,244
67,339	Armada Hoffler Properties, Inc.	1,017,492
17,402	Ashford Hospitality Trust, Inc.	111,199

Shares	Common Stock (20.6%)	Value
Real Estate (0.6%) - continued
3,694	Bluerock Residential Growth REIT, Inc.	$36,201
3,513	Breaemar Hotels & Resorts, Inc.	41,348
89,451	Brixmor Property Group, Inc.	1,566,287
5,450	Camden Property Trust	509,956
34,199	Catchmark Timber Trust, Inc.	390,895
111,404	Cedar Realty Trust, Inc.	519,143
25,975	Chatham Lodging Trust	542,618
9,204	City Office REIT, Inc.	116,154
18,737	Cousins Properties, Inc.	166,572
6,506	CyrusOne, Inc.	412,480
4,100	Digital Realty Trust, Inc.	461,168
37,848	Douglas Emmett, Inc.	1,427,627
17,450	Duke Realty Corporation	495,057
34,789	Empire State Realty Trust, Inc.	577,845
2,493	First Industrial Realty Trust, Inc.	78,280
12,250	Franklin Street Properties Corporation	97,878
1,798	Gaming and Leisure Properties, Inc.	63,380
2,973	Getty Realty Corporation	84,909
1,781	Gladstone Commercial Corporation	34,106
35,299	Highwoods Properties, Inc.	1,668,231
19,964	Hospitality Properties Trust	575,762
25,348	Host Hotels & Resorts, Inc.	534,843
145,344	Hudson Pacific Properties, Inc.	4,755,656
74,607	InfraREIT, Inc.	1,577,938
73,360	Monmouth Real Estate Investment Corporation	1,226,579
32,105	National Storage Affiliates Trust	816,751
7,562	One Liberty Properties, Inc.	210,072
7,855	Outfront Media, Inc.	156,707
13,355	Paramount Group, Inc.	201,527
10,183	Physicians Realty Trust	171,685
2,834	RE/MAX Holdings, Inc.	125,688
97,685	Retail Properties of America, Inc.	1,190,780
2,512	Saul Centers, Inc.	140,672
8,580	SBA Communications Corporation[n]	1,378,205
384,635	Spirit Realty Capital, Inc.	3,100,158
1,595	St. Joe Company[n]	26,796
11,384	Terreno Realty Corporation	429,177
30,790	Urstadt Biddle Properties, Inc.	655,519
90,756	Weyerhaeuser Company	2,928,696

	Total	31,388,671

Telecommunications Services (0.2%)
52,095	AT&T, Inc.	1,749,350
23,363	ORBCOMM, Inc.[n]	253,722
1,124	Telephone & Data Systems, Inc.	34,204
182,059	Verizon Communications, Inc.	9,720,130

	Total	11,757,406

Utilities (0.3%)
32,740	AES Corporation	458,360
3,947	Alpha Natural Resources Holdings, Inc.[n]	147,026
14,849	ANR, Inc.[n]	556,837
6,086	Artesian Resources Corporation	223,843
14,779	Clearway Energy, Inc.	284,496
4,790	Consolidated Water Company, Ltd.	66,342
31,930	Edison International, Inc.	2,161,022
6,700	Entergy Corporation	543,571
7,741	MDU Resources Group, Inc.	198,866
3,279	Middlesex Water Company	158,769
5,829	New Jersey Resources Corporation	268,717
6,620	NorthWestern Corporation	388,329
124,974	PG&E Corporation[n]	5,750,054

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (20.6%)	Value
Utilities (0.3%) - continued
9,888	PNM Resources, Inc.	$390,082
18,307	Portland General Electric Company	834,982
11,900	Public Service Enterprise Group, Inc.	628,201
3,804	Southwest Gas Holdings, Inc.	300,630
1,734	Spire, Inc.	127,536
61,689	UGI Corporation	3,422,506
1,428	Unitil Corporation	72,685

	Total	16,982,854

	Total Common Stock (cost $761,312,745)	1,057,083,590

Contracts	Options Purchased (<0.1%)	Value
	FNMA Conventional 30-Yr. Pass Through Put Option
97	$97.37, expires 12/6/2018[c]	203,397

	Total Options Purchased (cost $363,750)	203,397

Shares	Collateral Held for Securities Loaned (0.3%)	Value
16,505,552	Thrivent Cash Management Trust	16,505,552

	Total Collateral Held for Securities Loaned (cost $16,505,552)	16,505,552

Shares or Principal Amount	Short-Term Investments (15.0%)	Value
	Federal Home Loan Bank Discount Notes
12,400,000	1.910%, 10/4/2018[o,p]	12,397,818
600,000	1.930%, 10/10/2018[o,p]	599,683
1,200,000	1.940%, 10/19/2018[o,p]	1,198,734
585,000	1.980%, 10/24/2018[o,p]	584,211
4,050,000	1.985%, 10/30/2018[o,p]	4,043,115
350,000	2.085%, 11/21/2018[o,p]	348,934
2,500,000	2.085%, 11/23/2018[o,p]	2,492,088
1,600,000	2.100%, 11/28/2018[o,p]	1,594,458
300,000	2.100%, 11/29/2018[o,p]	298,943
900,000	2.106%, 11/30/2018[o,p]	896,775
	Thrivent Core Short-Term Reserve Fund
74,718,294	2.340%	747,182,938
	U.S. Treasury Bills
1,450,000	1.906%, 10/4/2018[o,q]	1,449,754
370,000	2.117%, 11/29/2018[o,q]	368,715

	Total Short-Term Investments (cost $773,454,595)	773,456,166

	Total Investments (cost $5,364,297,844) 112.0%	$5,757,377,959

	Other Assets and Liabilities, Net (12.0%)	(615,235,566)

	Total Net Assets 100.0%	$5,142,142,393

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $211,132,171 or 4.1% of total net assets.

i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 28, 2018.

j	All or a portion of the security is on loan.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	All or a portion of the security is insured or guaranteed.
m	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q	At September 28, 2018, $1,723,799 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Portfolio as of September 28, 2018 was $66,926,838 or 1.3% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 28, 2018.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2018	$462,175
Apidos CLO XVIII, 7/22/2026	4/4/2017	2,225,000
Ares CLO, Ltd., 10/17/2030	8/17/2018	3,000,000
Ares XXXIIR CLO, Ltd., 5/15/2030	4/6/2018	1,500,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	825,000
Betony CLO, Ltd., 4/30/2031	6/5/2018	750,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,650,000
Buttermilk Park CLO, Ltd., 10/15/2031	8/27/2018	5,250,000
Carlyle Global Market Strategies CLO, Ltd., 7/15/2031	8/24/2018	3,425,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	825,000
Digicel, Ltd., 4/15/2021	8/18/2014	2,572,460
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	867,357
Dryden Senior Loan Fund, 7/18/2030	8/28/2018	3,000,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	374,219
Galaxy XX CLO, Ltd., 4/20/2031	2/23/2018	2,650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	825,000
Golub Capital Partners, Ltd., 1/20/2031	12/11/2017	1,750,000
Golub Capital Partners, Ltd., 1/20/2031	11/20/2017	2,569,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	2,500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	2,450,000
Magnetite XII, Ltd., 10/15/2031	8/14/2018	2,600,000
Mountain View CLO, Ltd., 7/15/2031	5/31/2018	1,825,000
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	1,400,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	600,000
Octagon Investment Partners XVI, Ltd., 7/17/2030	6/15/2018	600,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	2,250,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	825,000
PPM CLO, Ltd., 7/15/2031	7/2/2018	1,997,600
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	3,657,806
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	663,733
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	2,100,000
Shackleton CLO, Ltd., 7/15/2031	7/12/2018	1,750,000
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	2,500,000
Verus Securitization Trust, 7/25/2047	7/24/2017	2,446,490
Verus Securitization Trust, 1/25/2047	2/16/2017	1,538,714
Voya CLO 3, Ltd., 7/25/2026	12/13/2017	825,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Portfolio as of September 28, 2018:

Securities Lending Transactions
Taxable Debt Security	$9,405,554
Common Stock	6,438,219

Total lending	$15,843,773
Gross amount payable upon return of collateral for securities loaned	$16,505,552

Net amounts due to counterparty	$661,779

    Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
FNMA	-	Federal National Mortgage Association
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	6,998,799	–	4,704,375	2,294,424
Capital Goods	14,828,372	–	14,828,372	–
Communications Services	32,934,539	–	32,934,539	–
Consumer Cyclical	16,651,044	–	16,651,044	–
Consumer Non-Cyclical	24,052,023	–	24,052,023	–
Energy	7,347,496	–	6,671,740	675,756
Financials	20,578,867	–	19,330,754	1,248,113
Technology	13,507,737	–	13,507,737	–
Transportation	2,649,556	–	2,649,556	–
Utilities	4,213,728	–	4,213,728	–
Long-Term Fixed Income
Asset-Backed Securities	87,011,359	–	84,011,359	3,000,000
Basic Materials	35,735,674	–	35,735,674	–
Capital Goods	43,858,471	–	43,858,471	–
Collateralized Mortgage Obligations	51,696,243	–	48,346,913	3,349,330
Commercial Mortgage-Backed Securities	86,011,359	–	86,011,359	–
Communications Services	84,886,849	–	84,886,849	–
Consumer Cyclical	64,418,353	–	64,418,353	–
Consumer Non-Cyclical	111,772,523	–	111,772,523	–
Energy	100,485,544	–	100,485,544	–
Financials	261,194,146	–	261,194,146	–
Foreign Government	1,169,229	–	1,169,229	–
Mortgage-Backed Securities	592,730,984	–	592,730,984	–
Technology	55,485,046	–	55,485,046	–
Transportation	10,594,587	–	10,594,587	–
U.S. Government and Agencies	524,634,604	–	524,634,604	–
Utilities	59,355,169	–	59,355,169	–
Registered Investment Companies
Affiliated Fixed Income Holdings	735,940,040	735,940,040	–	–
Affiliated Equity Holdings	555,977,511	555,977,511	–	–
Equity Funds/Exchange Traded Funds	17,379,531	17,379,531	–	–
Fixed Income Funds/Exchange Traded Funds	8,697,323	8,697,323	–	–
Common Stock
Consumer Discretionary	127,054,824	127,054,824	–	–
Consumer Staples	24,482,709	24,482,709	–	–
Energy	58,789,319	58,789,319	–	–
Financials	188,831,872	188,831,872	–	–
Health Care	145,926,920	145,926,920	–	–
Industrials	134,926,695	134,926,695	–	–
Information Technology	282,624,316	282,624,316	–	–
Materials	34,318,004	34,318,002	–	2
Real Estate	31,388,671	31,388,671	–	–
Telecommunications Services	11,757,406	11,757,406	–	–
Utilities	16,982,854	16,982,854	–	–
Options Purchased	203,397	–	–	203,397
Short-Term Investments	26,273,228	–	26,273,228	–

Subtotal Investments in Securities	$4,716,356,921	$2,375,077,993	$2,330,507,906	$10,771,022

Other Investments*	Total
Affiliated Registered Investment Companies	277,332,548
Short-Term Investments	747,182,938
Collateral Held for Securities Loaned	16,505,552

Subtotal Other Investments	$1,041,021,038

Total Investments at Value	$5,757,377,959

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,432,551	5,432,551	–	–

Total Asset Derivatives	$5,432,551	$5,432,551	$–	$–

Liability Derivatives
Futures Contracts	7,528,333	7,528,333	–	–

Total Liability Derivatives	$7,528,333	$7,528,333	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $24,454,759 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 5-Yr. U.S. Treasury Note	353	December 2018	$40,055,563	($351,337)
CBOT U.S. Long Bond	1,373	December 2018	198,810,578	(5,904,079)
CME E-mini S&P 500 Index	1,238	December 2018	179,993,178	692,922
ICE mini MSCI EAFE Index	1,488	December 2018	144,977,829	1,999,371
ICE US mini MSCI Emerging Markets Index	199	December 2018	10,201,539	242,976

Total Futures Long Contracts			$574,038,687	($3,320,147)

CBOT 10-Yr. U.S. Treasury Note	(87)	December 2018	($10,486,620)	$152,651
CBOT 2-Yr. U.S. Treasury Note	(1,054)	December 2018	(222,868,384)	754,348
CME E-mini NASDAQ 100 Index	(840)	December 2018	(127,335,283)	(1,272,917)
CME E-mini Russell 2000 Index	(1,121)	December 2018	(96,431,740)	1,101,900
CME E-mini S&P Mid-Cap 400 Index	(198)	December 2018	(40,587,343)	488,383

Total Futures Short Contracts			($497,709,370)	$1,224,365

Total Futures Contracts			$76,329,317	($2,095,782)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The following table presents Moderately Conservative Allocation Portfolio’s options contracts held as of September 28, 2018.

Option Description (Underlying Security Description)	Counterparty	Number of Contracts	Exercise Price	Expiration Date	Notional Principal Amount	Value	Unrealized Appreciation/ (Depreciation)
FNMA Conventional 30-Yr. Pass Through Put Option	JPM	97	$97.37	December 2018	95,231,496	$203,397	($160,353)
(Federal National Mortgage Association Conventional 30-Yr. Pass Through)

Total Options Purchased Contracts						$203,397	($160,353)

Counterparty:

JPM	-	J.P. Morgan

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Equity Holdings
Core International Equity	$51,684	$–	$–	5,107	$51,378	1.0%
Core Low Volatility Equity*	–	89,000	–	8,939	98,779	1.9
Large Cap Stock	37,905	2,709	–	2,835	40,614	0.8
Large Cap Value	174,697	9,068	–	9,713	188,230	3.7
Mid Cap Stock	89,281	7,020	–	4,644	94,274	1.8
Partner Worldwide Allocation	190,898	10,496	–	18,370	183,584	3.6
Small Cap Stock	44,612	3,840	–	2,311	49,274	1.0

Total Affiliated Equity Holdings	589,077				706,133	13.8

Affiliated Fixed Income Holdings
Core Emerging Markets Debt	117,596	17,394	–	13,764	127,176	2.5
High Yield Portfolio	126,002	5,403	–	27,095	128,345	2.5
Income	378,809	12,827	–	37,970	372,430	7.2
Limited Maturity Bond	232,946	4,231	–	24,042	235,165	4.6

Total Affiliated Fixed Income Holdings	855,353				863,116	16.8

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	736,529	657,271	646,617	74,718	747,183	14.5

Total Affiliated Short-Term Investments	736,529				747,183	14.5

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	11,711	115,858	111,063	16,506	16,506	0.3

Total Collateral Held for Securities Loaned	11,711				16,506	0.3

Total Value	$2,192,670				$2,332,938

*	Non-income producing security.

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Equity Holdings
Core International Equity	$–	$(306)	–	$–
Core Low Volatility Equity*	–	9,779	–	–
Large Cap Stock	–	–	2,232	477
Large Cap Value	–	4,465	6,705	2,362
Mid Cap Stock	–	(2,027)	6,715	305
Partner Worldwide Allocation	–	(17,810)	5,397	5,100
Small Cap Stock	–	822	3,647	193
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	–	(7,815)	–	3,891
High Yield Portfolio	–	(3,061)	–	5,402
Income	–	(19,206)	2,831	10,001
Limited Maturity Bond	–	(2,012)	–	4,230
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	–	–	–	11,747

Total Income from Affiliated Investments				$43,708

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	88

Total Affiliated Income from Securities Loaned, Net				$88

Total Value	$–	$(37,171)	$27,527

*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

MONEY MARKET PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	U.S. Government Agency Debt (73.9%)[a]	Value
	Federal Agricultural Mortgage Corporation
$3,220,000	2.280% (FEDL 1M + 0.100%), 11/30/2018[b]	$3,220,000
2,725,000	2.024% (LIBOR 1M + -0.080%), 12/3/2018[b]	2,725,121
1,510,000	2.034% (LIBOR 1M + -0.070%), 3/1/2019[b]	1,510,000
1,360,000	2.166% (LIBOR 1M + -0.050%), 6/25/2019[b]	1,360,000
1,600,000	2.300% (FEDL 1M + 0.120%), 2/26/2020[b]	1,600,000
	Federal Farm Credit Bank
1,480,000	2.242% (USBMMY 3M + 0.050%), 12/5/2018[b]	1,479,986
1,820,000	2.272% (USBMMY 3M + 0.080%), 3/25/2019[b]	1,819,956
1,810,000	2.190% (FEDL 1M + 0.010%), 4/24/2019[b]	1,809,898
915,000	2.292% (USBMMY 3M + 0.100%), 7/3/2019[b]	914,965
4,475,000	2.049% (LIBOR 1M + -0.090%), 7/12/2019[b]	4,474,299
1,820,000	2.180% (FEDL 1M FLAT), 8/8/2019[b]	1,819,053
1,600,000	2.053% (LIBOR 1M + -0.095%), 9/13/2019[b]	1,599,924
1,520,000	2.300% (FEDL 1M + 0.120%), 2/18/2020[b]	1,519,895
1,570,000	2.320% (FEDL 1M + 0.140%), 3/23/2020[b]	1,570,442
	Federal Home Loan Bank
350,000	1.900% , 10/1/2018	349,963
358,000	1.560% , 10/3/2018	357,923
2,535,000	1.700% , 10/5/2018	2,534,173
4,083,000	1.840% , 10/10/2018	4,080,536
1,255,000	1.993% , 10/12/2018	1,254,097
2,125,000	1.920% , 10/17/2018	2,122,880
999,000	1.940% , 10/23/2018	997,673
800,000	1.930% , 10/24/2018	798,900
832,000	2.060% , 10/26/2018	830,714
832,000	2.080% , 11/2/2018	830,366
530,000	2.020% , 11/7/2018	528,832
1,600,000	2.020% , 11/9/2018	1,596,290
1,540,000	2.030% , 11/14/2018	1,535,983
1,610,000	2.050% , 11/16/2018	1,605,578
2,254,000	2.070% , 11/21/2018	2,247,114
600,000	2.150% , 11/23/2018	598,029
201,000	2.070% , 12/3/2018	200,249
1,000,000	2.120% , 12/7/2018	995,937
3,000,000	2.034% (LIBOR 1M + -0.100%), 12/14/2018[b]	3,000,000
1,830,000	2.082% (LIBOR 1M + -0.100%), 12/21/2018[b]	1,830,000
200,000	2.070% (LIBOR 1M + -0.095%), 4/18/2019[b]	199,974
1,600,000	2.063% (LIBOR 1M + -0.085%), 9/9/2019[b]	1,600,000
3,000,000	2.280% , 9/20/2019[c]	3,000,000
	Federal Home Loan Mortgage Corporation
340,000	2.050% , 11/20/2018	338,993
1,640,000	2.073% (LIBOR 1M + -0.095%), 6/19/2019[b]	1,640,000

Principal Amount	U.S. Government Agency Debt (73.9%)[a]	Value
	Overseas Private Investment Corporation
$1,270,000	2.190% (T-BILL 3M FLAT), 10/5/2018[b]	$1,270,000
950,000	2.190% (T-BILL 3M FLAT), 10/5/2018[b]	950,000
3,700,000	2.190% (T-BILL 3M FLAT), 10/5/2018[b]	3,700,000
1,736,842	2.190% (T-BILL 3M FLAT), 10/5/2018[b]	1,736,842
835,000	2.190% (T-BILL 3M FLAT), 10/5/2018[b]	835,000
1,860,000	2.190% (T-BILL 3M FLAT), 10/5/2018[b]	1,860,000
2,615,000	2.190% (T-BILL 3M FLAT), 10/5/2018[b]	2,615,000
1,505,263	2.190% (T-BILL 3M FLAT), 10/5/2018[b]	1,505,263
1,655,325	2.190% (T-BILL 3M FLAT), 10/5/2018[b]	1,655,325
2,000,000	2.200% (T-BILL 3M FLAT), 10/5/2018[b]	2,000,000
2,700,000	2.200% (T-BILL 3M FLAT), 10/5/2018[b]	2,700,000
1,543,327	2.200% (T-BILL 3M FLAT), 10/5/2018[b]	1,543,327
355,621	2.200% (T-BILL 3M FLAT), 10/5/2018[b]	355,621
2,500,000	2.200% (T-BILL 3M FLAT), 10/5/2018[b]	2,500,000
1,430,000	2.200% (T-BILL 3M FLAT), 10/5/2018[b]	1,430,000
505,740	2.200% (T-BILL 3M FLAT), 10/5/2018[b]	505,740
1,649,057	2.200% (T-BILL 3M FLAT), 10/5/2018[b]	1,649,057
1,383,343	2.200% (T-BILL 3M FLAT), 10/5/2018[b]	1,383,343
2,600,000	2.200% (T-BILL 3M FLAT), 10/5/2018[b]	2,600,000
2,689,200	2.200% (T-BILL 3M FLAT), 10/5/2018[b]	2,689,200
1,760,000	2.200% (T-BILL 3M + 0.070%), 10/5/2018[b]	1,760,000
3,136,395	2.200% (T-BILL 3M FLAT), 10/5/2018[b]	3,136,395
1,380,000	2.200% (T-BILL 3M FLAT), 10/5/2018[b]	1,380,000
2,473,585	2.200% (T-BILL 3M FLAT), 10/5/2018[b]	2,473,585
1,890,000	2.240% (T-BILL 3M FLAT), 10/5/2018[b]	1,890,000
1,480,000	1.700% , 11/13/2018	1,502,102
2,490,000	1.770% , 11/20/2018	2,527,869
1,373,600	2.270% , 2/19/2019	1,392,417
1,370,000	2.260% , 3/17/2019	1,386,376
1,550,000	2.570% , 5/17/2019	1,564,590
1,035,000	2.660% , 7/7/2019	1,041,100
	U.S. Department of Housing and Urban Development
670,000	1.880% , 8/1/2019	666,575

	Total	118,702,470

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

MONEY MARKET PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	U.S. Treasury Debt (26.0%)[a]	Value
	U.S. Treasury Bills
$1,560,000	1.640% , 10/4/2018	$1,559,580
4,171,000	1.880% , 10/18/2018	4,166,701
3,200,000	1.930% , 10/25/2018	3,195,428
1,600,000	1.960% , 11/1/2018	1,597,081
3,185,000	2.000% , 11/15/2018	3,176,637
1,600,000	2.086% , 11/23/2018	1,594,901
3,180,000	2.080% , 11/29/2018	3,168,795
1,590,000	2.098% , 12/6/2018	1,583,701
400,000	2.112% , 12/13/2018	398,240
1,600,000	2.116% , 12/20/2018	1,592,289
	U.S. Treasury Notes
2,610,000	0.750% , 10/31/2018	2,606,926
1,600,000	1.250% , 10/31/2018	1,598,899
2,610,000	1.250% , 11/30/2018	2,606,101
3,230,000	1.250% , 12/31/2018	3,222,161
1,640,000	1.125% , 1/31/2019	1,633,369
3,280,000	1.250% , 1/31/2019	3,268,484
1,600,000	1.500% , 1/31/2019	1,596,016
1,860,000	2.332% (USBMMY 3M + 0.140%), 1/31/2019[b]	1,860,120
1,310,000	2.225% (USBMMY 3M + 0.033%), 4/30/2020[b]	1,309,849

	Total	41,735,278

	Total Investments (at amortized cost) 99.9%	$160,437,748

	Other Assets and Liabilities, Net 0.1%	176,477

	Total Net Assets 100.0%	$160,614,225

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 28, 2018.

Reference Rate Index:

FEDL 1M	-	Federal Funds 1 Month Rate
LIBOR 1M	-	ICE Libor USD Rate 1 Month
T-BILL 3M	-	U. S. Treasury Bill Rate 3 Month
USBMMY 3M	-	U. S. Treasury Bill Rate 3 Month Money Market Yield

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
U.S. Government Agency Debt	118,702,470	–	118,702,470	–
U.S. Treasury Debt	41,735,278	–	41,735,278	–

Total Investments at Amortized Cost	$160,437,748	$–	$160,437,748	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (14.2%)[a]	Value
Basic Materials (1.1%)
	CONSOL Mining Corporation, Term Loan
$29,775	8.250%, (LIBOR 1M + 6.000%), 11/28/2022[b]	$30,371
	Contura Energy, Inc., Term Loan
117,139	7.300%, (LIBOR 2M + 5.000%), 3/17/2024[b,c]	116,846
	MRC Global (US), Inc., Term Loan
64,674	5.242%, (LIBOR 1M + 3.000%), 9/20/2024[b,c]	65,078

	Total	212,295

Capital Goods (0.9%)
	Navistar, Inc., Term Loan
39,800	5.640%, (LIBOR 1M + 3.500%), 11/6/2024[b]	39,999
	Sotera Health Holdings, LLC, Term Loan
45,759	5.242%, (LIBOR 1M + 3.000%), 5/15/2022[b]	45,797
	Vertiv Group Corporation, Term Loan
97,160	6.313%, (LIBOR 3M + 4.000%), 11/15/2023[b]	97,484

	Total	183,280

Communications Services (3.7%)
	Altice Financing SA, Term Loan
118,500	4.492%, (LIBOR 1M + 2.750%), 7/15/2025[b]	118,352
	Altice France SA, Term Loan
79,000	4.992%, (LIBOR 1M + 2.750%), 7/31/2025[b]	77,025
	CBS Radio, Inc., Term Loan
119,100	4.962%, (LIBOR 1M + 2.750%), 11/17/2024[b]	118,036
	CenturyLink, Inc., Term Loan
24,812	4.992%, (LIBOR 1M + 2.750%), 1/31/2025[b]	24,633
	CSC Holdings, LLC, Term Loan
123,437	4.408%, (LIBOR 1M + 2.250%), 7/17/2025[b]	123,386
	HCP Acquisition, LLC, Term Loan
34,563	5.242%, (LIBOR 1M + 3.000%), 5/16/2024[b]	34,606
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
90,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	88,369
	NEP/NCP Holdco, Inc., Term Loan
54,723	5.492%, (LIBOR 1M + 3.250%), 7/21/2022[b]	54,700
	Unitymedia Finance, LLC, Term Loan
50,000	4.408%, (LIBOR 1M + 2.250%), 1/15/2026[b]	50,034
	Univision Communications, Inc., Term Loan
49,864	4.992%, (LIBOR 1M + 2.750%), 3/15/2024[b]	48,455

	Total	737,596

Consumer Cyclical (1.6%)
	Boyd Gaming Corporation, Term Loan
109,663	4.417%, (LIBOR 1W + 2.250%), 9/15/2023[b]	110,174

Principal Amount	Bank Loans (14.2%)[a]	Value
Consumer Cyclical (1.6%) - continued
	Eldorado Resorts, Inc., Term Loan
$82,478	4.408%, (LIBOR 2M + 2.250%), 4/17/2024[b]	$82,822
	Neiman Marcus Group, LLC, Term Loan
29,844	5.370%, (LIBOR 1M + 3.250%), 10/25/2020[b]	27,687
	Stars Group Holdings BV, Term Loan
99,750	5.886%, (LIBOR 3M + 3.500%), 7/10/2025[b]	100,628

	Total	321,311

Consumer Non-Cyclical (2.6%)
	Albertson’s, LLC, Term Loan
24,774	4.992%, (LIBOR 1M + 2.750%), 8/25/2021[b]	24,795
59,250	5.381%, (LIBOR 3M + 3.000%), 12/21/2022[b]	59,261
	Anmeal Pharmaceuticals LLC, Term Loan
34,905	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	35,199
	Bausch Health Companies, Inc., Term Loan
58,500	5.104%, (LIBOR 1M + 3.000%), 6/1/2025[b]	58,777
	CHS/Community Health Systems, Inc., Term Loan
56,848	5.563%, (LIBOR 3M + 3.250%), 1/27/2021[b]	56,072
	Endo Luxembourg Finance Company I SARL., Term Loan
89,100	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	89,638
	JBS USA LUX SA, Term Loan
59,100	4.837%, (LIBOR 3M + 2.500%), 10/30/2022[b]	59,215
	McGraw-Hill Global Education Holdings, LLC, Term Loan
64,012	6.242%, (LIBOR 1M + 4.000%), 5/4/2022[b]	62,065
	Ortho-Clinical Diagnostics, Term Loan
59,400	5.492%, (LIBOR 1M + 3.250%), 6/1/2025[b]	59,593

	Total	504,615

Energy (0.2%)
	Houston Fuel Oil Terminal Company, LLC, Term Loan
44,888	5.000%, (LIBOR 1M + 2.750%), 6/26/2025[b]	44,901

	Total	44,901

Financials (2.0%)
	Air Methods Corporation, Term Loan
110,000	5.886%, (LIBOR 3M + 3.500%), 4/21/2024[b]	100,014
	Cyxtera DC Holdings, Inc., Term Loan
59,250	5.110%, (LIBOR 1M + 3.000%), 5/1/2024[b]	59,324
	Digicel International Finance, Ltd., Term Loan
49,624	5.570%, (LIBOR 3M + 3.250%), 5/10/2024[b]	46,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (14.2%)[a]	Value
Financials (2.0%) - continued
	DTZ U.S. Borrower, LLC, Term Loan
$30,000	5.492%, (LIBOR 1M + 3.250%), 8/21/2025[b]	$30,112
	Genworth Holdings, Inc., Term Loan
24,938	6.648%, (LIBOR 1M + 4.500%), 3/7/2023[b]	25,483
	GGP Nimbus LP, Term Loan
50,000	4.742%, (LIBOR 1M + 2.500%), 8/24/2025[b]	49,761
	Grizzly Acquisitions, Inc., Term Loan
25,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,c,d,e]	25,063
	Harland Clarke Holdings Corporation, Term Loan
47,443	7.136%, (LIBOR 3M + 4.750%), 11/3/2023[b]	45,486
	Ineos US Finance, LLC, Term Loan
19,850	4.242%, (LIBOR 1M + 2.000%), 3/31/2024[b]	19,880

	Total	402,080

Technology (1.0%)
	Micron Technology Inc., Term Loan
39,796	4.000%, (LIBOR 1M + 1.750%), 4/26/2022[b]	39,904
	Plantronics, Inc., Term Loan
50,000	4.742%, (LIBOR 1M + 2.500%), 7/2/2025[b]	50,156
	Rackspace Hosting, Inc., Term Loan
69,823	5.348%, (LIBOR 3M + 3.000%), 11/3/2023[b]	68,841
	SS&C Technologies Holdings Europe SARL, Term Loan
12,690	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	12,698
	SS&C Technologies, Inc., Term Loan
32,691	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	32,712

	Total	204,311

Transportation (0.4%)
	Arctic LNG Carriers, Ltd., Term Loan
74,062	6.742%, (LIBOR 1M + 4.500%), 5/18/2023[b]	74,248

	Total	74,248

Utilities (0.7%)
	EnergySolutions, LLC, Term Loan
49,875	6.136%, (LIBOR 3M + 3.750%), 5/11/2025[b]	50,187
	Talen Energy Supply, LLC, Term Loan
93,575	6.242%, (LIBOR 1M + 4.000%), 7/6/2023[b]	93,952

	Total	144,139

	Total Bank Loans (cost $2,842,305)	2,828,776

Principal Amount	Long-Term Fixed Income (45.5%)	Value
Basic Materials (4.5%)
	BHP Billiton Finance USA, Ltd.
100,000	6.750%, 10/19/2075[b,f]	109,625
	Big River Steel, LLC
125,000	7.250%, 9/1/2025[f]	132,500

Principal Amount	Long-Term Fixed Income (45.5%)	Value
Basic Materials (4.5%) - continued
	CF Industries, Inc.
$125,000	5.150%, 3/15/2034	$119,062
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[f]	119,062
	Grinding Media, Inc.
125,000	7.375%, 12/15/2023[f]	130,092
	Hexion, Inc.
100,000	6.625%, 4/15/2020	94,000
	Kinross Gold Corporation
20,000	4.500%, 7/15/2027	17,876
	OCI NV
125,000	6.625%, 4/15/2023[f]	129,375
	Sherwin-Williams Company
5,000	2.250%, 5/15/2020	4,927
	Syngenta Finance NV
20,000	3.933%, 4/23/2021[f]	19,944
	Teck Resources, Ltd.
15,000	6.125%, 10/1/2035	15,788

	Total	892,251

Capital Goods (2.6%)
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[f]	122,750
	Caterpillar Financial Services Corporation
4,000	1.850%, 9/4/2020	3,903
	CNH Industrial Capital, LLC
5,000	4.875%, 4/1/2021	5,124
	CNH Industrial NV
15,000	3.850%, 11/15/2027	14,185
	General Electric Company
100,000	5.000%, 1/21/2021[b,g]	97,487
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025	124,688
	Textron Financial Corporation
150,000	4.049%, (LIBOR 3M + 1.735%), 2/15/2042[b,f]	130,875
	Textron, Inc.
25,000	3.375%, 3/1/2028	23,065

	Total	522,077

Collateralized Mortgage Obligations (4.7%)
	CHL Mortgage Pass-Through Trust
85,390	3.392%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	79,667
	Countrywide Alternative Loan Trust
207,828	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	198,891
	CSMC Mortgage-Backed Trust
66,091	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	63,825
	GMACM Mortgage Loan Trust
56,498	4.289%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	54,745
	Impac Secured Assets Trust
62,145	2.456%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	51,848
	J.P. Morgan Mortgage Trust
147,241	3.835%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	133,579
	Residential Accredit Loans, Inc. Trust
96,367	2.766%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	76,448

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.5%)	Value
Collateralized Mortgage Obligations (4.7%) - continued
$91,578	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	$85,237
	WaMu Mortgage Pass Through Certificates
81,931	2.805%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	75,629
	Wells Fargo Mortgage Backed Securities Trust
110,675	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	108,225

	Total	928,094

Communications Services (5.2%)
	British Sky Broadcasting Group plc
3,000	3.125%, 11/26/2022[f]	2,938
	Charter Communications Operating, LLC
15,000	4.908%, 7/23/2025	15,224
	Cox Communications, Inc.
5,000	3.350%, 9/15/2026[f]	4,642
	Digicel Group, Ltd.
100,000	8.250%, 9/30/2020[f]	76,250
	Discovery Communications, LLC
6,000	2.200%, 9/20/2019	5,953
18,000	2.950%, 3/20/2023	17,242
	DISH Network Corporation, Convertible
87,000	3.375%, 8/15/2026	82,978
	GCI Liberty, Inc., Convertible
35,000	1.750%, 9/30/2046[f]	38,467
	IAC FinanceCo, Inc., Convertible
24,000	0.875%, 10/1/2022[f]	35,670
	Liberty Media Corporation, Convertible
33,000	1.000%, 1/30/2023	38,564
	Meredith Corporation
125,000	6.875%, 2/1/2026[f]	128,125
	Sprint Corporation
125,000	7.625%, 2/15/2025	132,562
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	121,838
	Verizon Communications, Inc.
5,000	3.414%, (LIBOR 3M + 1.100%), 5/15/2025[b]	5,043
	Viacom, Inc.
25,000	6.875%, 4/30/2036	28,432
100,000	5.875%, 2/28/2057[b]	97,846
	World Wrestling Entertainment, Inc., Convertible
16,000	3.375%, 12/15/2023[f]	61,901
	Zayo Group, LLC
125,000	6.375%, 5/15/2025	129,878

	Total	1,023,553

Consumer Cyclical (1.9%)
	Delphi Jersey Holdings plc
125,000	5.000%, 10/1/2025[f]	117,656
	General Motors Financial Company, Inc.
3,000	3.189%, (LIBOR 3M + 0.850%), 4/9/2021[b]	3,012
3,000	3.150%, 6/30/2022	2,919

Principal Amount	Long-Term Fixed Income (45.5%)	Value
Consumer Cyclical (1.9%) - continued
	Hanesbrands, Inc.
$125,000	4.875%, 5/15/2026[f]	$119,531
	Hyundai Capital America
3,000	2.750%, 9/18/2020[f]	2,941
	Lennar Corporation
4,000	2.950%, 11/29/2020	3,905
	Macy’s Retail Holdings, Inc.
5,000	2.875%, 2/15/2023	4,734
	Volkswagen Group of America Finance, LLC
3,000	2.450%, 11/20/2019[f]	2,972
	Wabash National Corporation
125,000	5.500%, 10/1/2025[f]	119,375

	Total	377,045

Consumer Non-Cyclical (3.1%)
	Abbott Laboratories
30,000	3.750%, 11/30/2026	29,905
	Albertsons Companies, LLC
125,000	6.625%, 6/15/2024	120,156
	Alliance One International, Inc.
100,000	9.875%, 7/15/2021	97,125
	Amgen, Inc.
5,000	2.650%, 5/11/2022	4,855
	Anthem, Inc., Convertible
14,000	2.750%, 10/15/2042	52,842
	BAT Capital Corporation
3,000	2.297%, 8/14/2020[f]	2,940
3,000	2.764%, 8/15/2022[f]	2,890
	Bayer U.S. Finance II, LLC
15,000	4.875%, 6/25/2048[f]	14,550
	Cardinal Health, Inc.
3,000	1.948%, 6/14/2019	2,983
3,000	2.616%, 6/15/2022	2,868
	CVS Health Corporation
10,000	4.780%, 3/25/2038	9,922
	Energizer Gamma Acquisition, Inc.
15,000	6.375%, 7/15/2026[f]	15,506
	J.M. Smucker Company
3,000	2.200%, 12/6/2019	2,969
	JBS USA, LLC
125,000	5.875%, 7/15/2024[f]	123,125
	Kellogg Company
5,000	3.125%, 5/17/2022	4,926
	Kraft Heinz Foods Company
6,000	5.375%, 2/10/2020	6,170
	Kroger Company
3,000	2.800%, 8/1/2022	2,900
	Mondelez International Holdings Netherlands BV
4,000	2.000%, 10/28/2021[f]	3,821
	Mylan, Inc.
5,000	3.125%, 1/15/2023[f]	4,770
	Perrigo Finance Unlimited Company
5,000	4.375%, 3/15/2026	4,897
5,000	4.900%, 12/15/2044	4,509
	Shire Acquisitions Investments Ireland Designated Activity Company
6,000	2.400%, 9/23/2021	5,797
	Simmons Foods, Inc.
100,000	5.750%, 11/1/2024[f]	76,625
	Smithfield Foods, Inc.
5,000	2.650%, 10/3/2021[f]	4,766

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.5%)	Value
Consumer Non-Cyclical (3.1%) - continued
	Teva Pharmaceutical Finance IV, LLC
$2,000	2.250%, 3/18/2020	$1,941
	Zoetis, Inc.
4,000	3.450%, 11/13/2020	4,017

	Total	607,775

Energy (3.3%)
	BP Capital Markets plc
6,000	2.520%, 9/19/2022	5,796
	Canadian Natural Resources, Ltd.
3,000	2.950%, 1/15/2023	2,892
	Canadian Oil Sands, Ltd.
3,000	9.400%, 9/1/2021[f]	3,389
	Cheniere Corpus Christi Holdings, LLC
125,000	7.000%, 6/30/2024	136,875
	Continental Resources, Inc.
125,000	3.800%, 6/1/2024	122,546
	Enbridge, Inc.
3,000	2.900%, 7/15/2022	2,909
	Encana Corporation
30,000	3.900%, 11/15/2021	30,127
	Endeavor Energy Resources, LP
125,000	5.500%, 1/30/2026[f]	125,000
	Energy Transfer Partners, LP
5,000	6.000%, 6/15/2048	5,323
	Enterprise Products Operating, LLC
75,000	5.250%, 8/16/2077[b]	70,002
	EQT Corporation
6,000	3.000%, 10/1/2022	5,814
	Kinder Morgan Energy Partners, LP
5,000	9.000%, 2/1/2019	5,098
	ONEOK Partners, LP
8,000	3.800%, 3/15/2020	8,032
	Petrobras Global Finance BV
2,000	8.375%, 5/23/2021	2,176
	Petroleos Mexicanos
5,000	6.000%, 3/5/2020	5,148
	Plains All American Pipeline, LP
8,000	5.000%, 2/1/2021	8,180
	Regency Energy Partners, LP
13,000	5.000%, 10/1/2022	13,462
	TransCanada Trust
100,000	5.300%, 3/15/2077[b]	95,125
	Western Gas Partners, LP
3,000	4.000%, 7/1/2022	2,986
	Williams Partners, LP
5,000	4.500%, 11/15/2023	5,091

	Total	655,971

Financials (14.7%)
	AIG Global Funding
6,000	2.150%, 7/2/2020[f]	5,884
	Air Lease Corporation
4,000	2.500%, 3/1/2021	3,907
	Ares Capital Corporation
4,000	3.875%, 1/15/2020	4,016
	ASP AMC Merger Sub, Inc.
100,000	8.000%, 5/15/2025[f]	76,000
	Australia & New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[b,f,g,h]	103,500
	Bank of America Corporation
3,000	2.369%, 7/21/2021[b]	2,947
100,000	6.250%, 9/5/2024[b,g]	105,500

Principal Amount	Long-Term Fixed Income (45.5%)	Value
Financials (14.7%) - continued
$25,000	4.000%, 1/22/2025	$24,661
	Bank of Montreal
4,000	2.100%, 6/15/2020	3,935
	Barclays plc
6,000	4.338%, 5/16/2024[b]	5,926
	BB&T Corporation
6,000	2.150%, 2/1/2021	5,856
	BNP Paribas SA
100,000	7.625%, 3/30/2021[b,f,g]	105,000
	Capital One Financial Corporation
3,000	2.500%, 5/12/2020	2,963
	CBOE Holdings, Inc.
4,000	1.950%, 6/28/2019	3,975
	Citigroup, Inc.
3,000	3.027%, (LIBOR 3M + 0.690%), 10/27/2022[b]	3,001
100,000	5.950%, 1/30/2023[b,g]	102,222
	Commerzbank AG
20,000	8.125%, 9/19/2023[f]	22,803
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
6,000	3.950%, 11/9/2022	5,961
	Credit Agricole SA
100,000	8.125%, 12/23/2025[b,f,g]	109,997
	Credit Suisse Group AG
5,000	7.500%, 7/17/2023[b,f,g]	5,144
125,000	7.500%, 12/11/2023[b,f,g]	131,555
	Credit Suisse Group Funding, Ltd.
11,000	3.125%, 12/10/2020	10,911
	Deutsche Bank AG
2,000	2.700%, 7/13/2020	1,959
	Digital Realty Trust, LP
4,000	2.750%, 2/1/2023	3,820
	Discover Bank
4,000	3.100%, 6/4/2020	3,975
	Fifth Third Bancorp
4,000	2.600%, 6/15/2022	3,851
	GE Capital International Funding Company
20,000	4.418%, 11/15/2035	18,745
	Goldman Sachs Group, Inc.
6,000	5.375%, 5/10/2020[b,g]	6,120
10,000	5.250%, 7/27/2021	10,469
6,000	3.366%, (LIBOR 3M + 1.050%), 6/5/2023[b]	6,072
100,000	5.300%, 11/10/2026[b,g]	100,050
	GS Finance Corporation, Convertible
93,000	0.500%, 6/23/2025[c]	95,119
	Hartford Financial Services Group, Inc.
100,000	4.439%, (LIBOR 3M + 2.125%), 2/12/2047[b,f]	94,000
	HSBC Holdings plc
75,000	6.375%, 9/17/2024[b,g]	74,365
	ILFC E-Capital Trust II
100,000	5.030%, (H15T30Y + 1.800%), 12/21/2065[b,f]	90,500
	J.P. Morgan Chase & Company
4,000	3.001%, (LIBOR 3M + 0.680%), 6/1/2021[b]	4,022
50,000	4.625%, 11/1/2022[b,g]	47,437
5,000	2.972%, 1/15/2023	4,869
100,000	5.150%, 5/1/2023[b,g]	99,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.5%)	Value
Financials (14.7%) - continued
	J.P. Morgan Chase Capital XXIII
$100,000	3.314%, (LIBOR 3M + 1.000%), 5/15/2047[b]	$88,000
	Lincoln National Corporation
100,000	4.669%, (LIBOR 3M + 2.358%), 5/17/2066[b]	93,688
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[b,f,g]	101,938
	Macquarie Bank, Ltd.
100,000	6.125%, 3/8/2027[b,f,g]	91,250
	MGIC Investment Corporation, Convertible
64,000	9.000%, 4/1/2063[f]	85,783
	Morgan Stanley
6,000	5.500%, 7/28/2021	6,315
3,000	2.750%, 5/19/2022	2,910
	New York Life Global Funding
3,000	2.300%, 6/10/2022[f]	2,880
	PNC Bank NA
6,000	2.450%, 11/5/2020	5,900
	Quicken Loans, Inc.
125,000	5.750%, 5/1/2025[f]	124,844
	Reinsurance Group of America, Inc.
3,000	4.700%, 9/15/2023	3,081
	Royal Bank of Scotland Group plc
100,000	7.500%, 8/10/2020[b,g]	102,375
104,000	8.625%, 8/15/2021[b,g]	111,410
	Societe Generale SA
100,000	8.000%, 9/29/2025[b,f,g]	105,419
	Standard Chartered plc
1,000	2.100%, 8/19/2019[f]	992
100,000	7.500%, 4/2/2022[b,f,g]	102,750
	State Street Capital Trust IV
100,000	3.334%, (LIBOR 3M + 1.000%), 6/15/2047[b]	89,500
	Sumitomo Mitsui Financial Group, Inc.
6,000	2.934%, 3/9/2021	5,919
3,000	2.784%, 7/12/2022	2,903
	Synchrony Financial
4,000	3.000%, 8/15/2019	3,992
	UBS Group Funding Jersey, Ltd.
6,000	3.000%, 4/15/2021[f]	5,911
	USB Realty Corporation
120,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,f,g]	107,700
	Wachovia Capital Trust II
30,000	2.839%, (LIBOR 3M + 0.500%), 1/15/2027[b]	27,675
	Wand Merger Corporation
125,000	8.125%, 7/15/2023[f]	130,912
	Wells Fargo & Company
3,000	2.625%, 7/22/2022	2,897

	Total	2,917,856

Mortgage-Backed Securities (2.7%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
200,000	3.500%, 10/1/2048[e]	196,815
345,000	4.000%, 10/1/2048[e]	348,360

	Total	545,175

Principal Amount	Long-Term Fixed Income (45.5%)	Value
Technology (2.2%)
	Alliance Data Systems Corporation
$125,000	5.375%, 8/1/2022[f]	$125,937
	Apple, Inc.
5,000	2.688%, (LIBOR 3M + 0.350%), 5/11/2022[b]	5,053
25,000	4.500%, 2/23/2036	26,848
	Baidu, Inc.
3,000	3.000%, 6/30/2020	2,973
	Broadcom Corporation
35,000	3.500%, 1/15/2028	31,784
	Cypress Semiconductor Corporation, Convertible
3,000	4.500%, 1/15/2022	3,770
	Harland Clarke Holdings Corporation
125,000	8.375%, 8/15/2022[f]	119,844
	Intel Corporation, Convertible
14,000	3.250%, 8/1/2039	32,130
	Microchip Technology, Inc., Convertible
26,000	1.625%, 2/15/2027	27,676
	NetApp, Inc.
4,000	2.000%, 9/27/2019	3,964
	ON Semiconductor Corporation, Convertible
10,000	1.625%, 10/15/2023	11,228
	Red Hat, Inc., Convertible
4,000	0.250%, 10/1/2019	7,389
	Splunk, Inc., Convertible
15,000	0.500%, 9/15/2023[f]	15,484
	Verint Systems, Inc., Convertible
6,000	1.500%, 6/1/2021	6,180
	Vishay Intertechnology, Inc., Convertible
28,000	2.250%, 6/15/2025[f]	26,032

	Total	446,292

Utilities (0.6%)
	CenterPoint Energy, Inc.
4,000	2.500%, 9/1/2022	3,823
	Dominion Energy, Inc.
6,000	2.579%, 7/1/2020	5,922
	Duke Energy Corporation
6,000	2.400%, 8/15/2022	5,739
	FirstEnergy Corporation
4,000	2.850%, 7/15/2022	3,866
	NiSource, Inc.
100,000	5.650%, 6/15/2023[b,f,g]	99,000
	Pinnacle West Capital Corporation
5,000	2.250%, 11/30/2020	4,873
	Southern Company
3,000	2.350%, 7/1/2021	2,909

	Total	126,132

	Total Long-Term Fixed Income (cost $9,226,806)	9,042,221

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Registered Investment Companies (26.6%)	Value
Affiliated Fixed Income Holdings (9.9%)
211,615	Thrivent Core Emerging Markets Debt Fund	$1,955,326

	Total	1,955,326

Equity Funds/Exchange Traded Funds (5.8%)
11,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	145,082
410	Altaba, Inc.[i]	27,929
15,554	BlackRock Enhanced Equity Dividend Trust	147,607
12,700	BlackRock Resources & Commodities Strategy Trust	115,189
4,450	Cohen & Steers Quality Income Realty Fund, Inc.	54,513
5,537	Cohen & Steers REIT & Preferred Income Fund, Inc.	108,138
3,500	John Hancock Tax-Advantaged Dividend Income Fund	81,585
5,526	Neuberger Berman MLP Income Fund, Inc.	48,021
3,432	Reaves Utility Income Fund	105,225
6,108	Royce Value Trust, Inc.	99,866
5,000	Tortoise MLP Fund, Inc.	80,400
1,100	Tri-Continental Corporation	30,657
13,760	Voya Global Equity Dividend & Premium Opportunity Fund	100,723

	Total	1,144,935

Fixed Income Funds/Exchange Traded Funds (10.9%)
6,250	AllianceBernstein Global High Income Fund, Inc.	72,812
6,362	BlackRock Core Bond Trust	81,306
9,843	BlackRock Corporate High Yield Fund, Inc.	103,450
10,647	BlackRock Credit Allocation Income Trust	130,319
11,316	BlackRock Income Trust, Inc.	64,727
4,188	BlackRock Multi-Sector Income Trust	70,861
4,000	Brookfield Real Assets Income Fund, Inc.	92,240
2,570	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	61,192
4,800	Eaton Vance Short Duration Diversified Income Fund	61,968
3,839	First Trust/Aberdeen Global Opportunity Income Fund	36,893
7,316	Invesco Dynamic Credit Opportunities Fund	83,915
20,999	Invesco Senior Income Trust	90,296
3,796	Invesco Senior Loan ETF	87,953
6,700	Invesco Variable Rate Preferred ETF	166,763
13,775	MFS Intermediate Income Trust	51,794
11,500	Nuveen Credit Strategies Income Fund	91,655
3,443	Nuveen Preferred and Income Term Fund	78,156
10,700	Nuveen Quality Preferred Income Fund II	94,160
8,400	Nuveen Senior Income Fund	51,744
5,831	PGIM Global Short Duration High Yield Fund, Inc.	80,876
12,030	Templeton Global Income Fund	73,624
2,625	Vanguard Short-Term Corporate Bond ETF	205,170

Shares	Registered Investment Companies (26.6%)	Value
Fixed Income Funds/Exchange Traded Funds (10.9%)- continued
10,012	Wells Fargo Income Opportunities Fund	$79,295
12,131	Western Asset High Income Fund II, Inc.	76,911
16,806	Western Asset High Income Opportunity Fund, Inc.	79,997

	Total	2,168,077

	Total Registered Investment Companies (cost $5,531,713)	5,268,338

Shares	Common Stock (5.9%)	Value
Consumer Discretionary (0.8%)
8	Booking Holdings, Inc.[i]	15,872
5,260	Caesars Entertainment Corporation[i]	53,915
845	Carnival Corporation	53,886
41	Charter Communications, Inc.[i]	13,361
292	DISH Network Corporation[i]	10,442

	Total	147,476

Energy (2.7%)
550	Chevron Corporation	67,254
2,070	Enbridge, Inc.	66,840
3,300	Enterprise Products Partners, LP	94,809
1,000	Occidental Petroleum Corporation	82,170
1,134	Royal Dutch Shell plc ADR	77,271
900	Schlumberger, Ltd.	54,828
121	Whiting Petroleum Corporation[i]	6,418
2,765	Williams Companies, Inc.	75,180

	Total	524,770

Financials (0.5%)
1,120	Bank of America Corporation	32,995
2,900	Granite Point Mortgage Trust, Inc.	55,912
255	Wells Fargo & Company	13,403

	Total	102,310

Health Care (0.4%)
55	Anthem, Inc.	15,073
139	Danaher Corporation	15,103
98	Illumina, Inc.[i]	35,972
996	Teva Pharmaceutical Industries, Ltd. ADR	21,454

	Total	87,602

Industrials (<0.1%)
28	Dycom Industries, Inc.[i]	2,369

	Total	2,369

Information Technology (1.2%)
892	Advanced Micro Devices, Inc.[i]	27,554
370	Intel Corporation	17,497
60	Lam Research Corporation	9,102
2,259	Micron Technology, Inc.[i]	102,175
157	NVIDIA Corporation	44,120
209	NXP Semiconductors NV	17,870
707	Twitter, Inc.[i]	20,121

	Total	238,439

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (5.9%)	Value
Real Estate (0.3%)
600	Crown Castle International Corporation	$66,798

	Total	66,798

	Total Common Stock (cost $1,171,302)	1,169,764

Shares	Preferred Stock (2.7%)	Value
Consumer Staples (0.3%)
2,000	CHS, Inc., 6.750%[b,g]	52,460

	Total	52,460

Energy (0.8%)
10,535	Crestwood Equity Partners, LP, 9.250%[g]	101,136
2,650	NuStar Logistics, LP, 9.073%[b]	66,913

	Total	168,049

Financials (1.3%)
2,000	Citigroup Capital XIII, 8.709%[b]	53,700
1,594	Federal National Mortgage Association, 0.000%[g,i]	8,783
70	First Tennessee Bank NA, 3.750%[b,f,g]	53,900
1,300	GMAC Capital Trust I, 8.099%[b]	34,190
2,000	Morgan Stanley, 5.850%[b,g]	50,860
40	Wells Fargo & Company, Convertible, 7.500%[g]	51,635

	Total	253,068

Real Estate (0.3%)
2,313	Colony Capital, Inc., 8.75%[g]	59,259

	Total	59,259

	Total Preferred Stock (cost $540,983)	532,836

Shares	Collateral Held for Securities Loaned (0.5%)	Value
102,362	Thrivent Cash Management Trust	102,362

	Total Collateral Held for Securities Loaned (cost $102,362)	102,362

Shares or Principal Amount	Short-Term Investments (6.9%)	Value
	Federal Home Loan Bank Discount Notes
100,000	1.980%, 10/24/2018[j,k]	99,865
127,188	Thrivent Core Short-Term Reserve Fund 2.340%	1,271,881

	Total Short-Term Investments (cost $1,371,744)	1,371,746

	Total Investments (cost $20,787,215) 102.3%	$20,316,043

	Other Assets and Liabilities, Net (2.3%)	(455,954)

	Total Net Assets 100.0%	$19,860,089

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $4,027,032 or 20.3% of total net assets.

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
h	All or a portion of the security is on loan.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income Portfolio as of September 28, 2018:

Securities Lending Transactions

Taxable Debt Security	$98,325

Total lending	$98,325
Gross amount payable upon return of collateral for securities loaned	$102,362

Net amounts due to counterparty	$4,037

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an
underlying foreign security’s shares held by an issuing U.S.
depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
H15T30Y		U. S. Treasury Yield Curve Rate Treasury
	-	Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Multidimensional Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	212,295	–	30,371	181,924
Capital Goods	183,280	–	183,280	–
Communications Services	737,596	–	737,596	–
Consumer Cyclical	321,311	–	321,311	–
Consumer Non-Cyclical	504,615	–	504,615	–
Energy	44,901	–	44,901	–
Financials	402,080	–	377,017	25,063
Technology	204,311	–	204,311	–
Transportation	74,248	–	74,248	–
Utilities	144,139	–	144,139	–
Long-Term Fixed Income
Basic Materials	892,251	–	892,251	–
Capital Goods	522,077	–	522,077	–
Collateralized Mortgage Obligations	928,094	–	928,094	–
Communications Services	1,023,553	–	1,023,553	–
Consumer Cyclical	377,045	–	377,045	–
Consumer Non-Cyclical	607,775	–	607,775	–
Energy	655,971	–	655,971	–
Financials	2,917,856	–	2,822,737	95,119
Mortgage-Backed Securities	545,175	–	545,175	–
Technology	446,292	–	446,292	–
Utilities	126,132	–	126,132	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	2,168,077	2,168,077	–	–
Equity Funds/Exchange Traded Funds	1,144,935	1,144,935	–	–
Common Stock
Consumer Discretionary	147,476	147,476	–	–
Energy	524,770	524,770	–	–
Financials	102,310	102,310	–	–
Health Care	87,602	87,602	–	–
Industrials	2,369	2,369	–	–
Information Technology	238,439	238,439	–	–
Real Estate	66,798	66,798	–	–
Preferred Stock
Consumer Staples	52,460	52,460	–	–
Energy	168,049	168,049	–	–
Financials	253,068	199,168	53,900	–
Real Estate	59,259	59,259	–	–
Short-Term Investments	99,865	–	99,865	–

Subtotal Investments in Securities	$16,986,474	$4,961,712	$11,722,656	$302,106

Other Investments*	Total
Affiliated Registered Investment Companies	1,955,326
Short-Term Investments	1,271,881
Collateral Held for Securities Loaned	102,362
Subtotal Other Investments	$3,329,569

Total Investments at Value	$20,316,043

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	8,773	8,773	–	–

Total Asset Derivatives	$8,773	$8,773	$–	$–

Liability Derivatives
Futures Contracts	5,295	5,295	–	–

Total Liability Derivatives	$5,295	$5,295	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Multidimensional Income Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $99,865 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 5-Yr. U.S. Treasury Note	1	December 2018	$113,472	($995)
CBOT U.S. Long Bond	1	December 2018	144,800	(4,300)

Total Futures Long Contracts			$258,272	($5,295)

CBOT 10-Yr. U.S. Treasury Note	(5)	December 2018	($602,679)	$8,773

Total Futures Short Contracts			($602,679)	$8,773

Total Futures Contracts			($344,407)	$3,478

Reference Description:

CBOT	-	Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Multidimensional Income Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$866	$1,220	$–	212	$1,955	9.9%

Total Affiliated Fixed Income Holdings	866				1,955	9.9

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	2,093	9,059	9,880	127	1,272	6.4

Total Affiliated Short-Term Investments	2,093				1,272	6.4

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	900	798	102	102	0.5

Total Collateral Held for Securities Loaned	–				102	0.5

Total Value	$2,959				$3,329

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(131)	–	$63

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	–	–	–	29

Total Income from Affiliated Investments				$92

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1

Total Affiliated Income from Securities Loaned, Net				$1

Total Value	$–	$(131)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
223

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (32.8%)[a]	Value
Basic Materials (2.0%)
	Arch Coal, Inc., Term Loan
$557,172	4.992%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$557,172
	Big River Steel, LLC, Term Loan
336,600	7.386%, (LIBOR 3M + 5.000%), 8/23/2023[b]	341,228
	Chemours Company, Term Loan
557,200	4.000%, (LIBOR 1M + 1.750%), 4/3/2025[b]	557,551
	CONSOL Mining Corporation, Term Loan
347,375	8.250%, (LIBOR 1M + 6.000%), 11/28/2022[b]	354,323
	Contura Energy, Inc., Term Loan
551,981	7.300%, (LIBOR 2M + 5.000%), 3/17/2024[b,c]	550,602
	Coronado Australian Holdings Property, Ltd., Term Loan
72,746	8.886%, (LIBOR 3M + 6.500%), 3/29/2025[b]	73,382
266,068	8.886%, (LIBOR 3M + 6.500%), 3/29/2025[b]	268,396
	Peabody Energy Corporation, Term Loan
393,025	4.992%, (LIBOR 1M + 2.750%), 3/31/2025[b]	393,516
	Starfruit US Holdco, LLC, Term Loan
200,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,d,e]	200,764
	Tronox Finance, LLC, Term Loan
231,045	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	231,863

	Total	3,528,797

Capital Goods (1.5%)
	Advanced Disposal Services, Inc., Term Loan
592,942	4.413%, (LIBOR 1W + 2.250%), 11/10/2023[b]	594,869
	Ball Metalpack, LLC, Term Loan
84,787	6.742%, (LIBOR 1M + 4.500%), 7/31/2025[b]	85,529
	Flex Acquisition Company, Inc. Term Loan
290,000	5.751%, (LIBOR 1M + 3.250%), 6/22/2025[b]	290,580
	GFL Environmental, Inc., Term Loan
27,072	0.000%, (LIBOR 3M + 2.750%), 5/31/2025[b,d,e]	27,083
217,383	5.136%, (LIBOR 3M + 2.750%), 5/31/2025[b]	217,475
	Navistar, Inc., Term Loan
636,800	5.640%, (LIBOR 1M + 3.500%), 11/6/2024[b]	639,984
	Vertiv Group Corporation, Term Loan
883,352	6.313%, (LIBOR 3M + 4.000%), 11/15/2023[b]	886,294

	Total	2,741,814

Communications Services (8.6%)
	Altice Financing SA, Term Loan
360,437	4.492%, (LIBOR 1M + 2.750%), 7/15/2025[b]	359,987
1,105,000	6.158%, (LIBOR 1M + 4.000%), 1/31/2026[b]	1,095,331

Principal Amount	Bank Loans (32.8%)[a]	Value
Communications Services (8.6%) - continued
	Altice France SA, Term Loan
$261,688	4.992%, (LIBOR 1M + 2.750%), 7/31/2025[b]	$255,145
	CBS Radio, Inc., Term Loan
94,288	4.962%, (LIBOR 1M + 2.750%), 11/17/2024[b]	93,446
	CenturyLink, Inc., Term Loan
1,052,050	4.992%, (LIBOR 1M + 2.750%), 1/31/2025[b]	1,044,423
	Charter Communications Operating, LLC, Term Loan
615,350	4.250%, (LIBOR 1M + 2.000%), 4/30/2025[b]	616,119
	CSC Holdings, LLC, Term Loan
478,938	4.408%, (LIBOR 1M + 2.250%), 7/17/2025[b]	478,736
	Frontier Communications Corporation, Term Loan
622,125	6.000%, (LIBOR 1M + 3.750%), 6/15/2024[b]	608,805
	Gray Television, Inc., Term Loan
459,031	4.354%, (LIBOR 1M + 2.250%), 2/7/2024[b]	459,853
	HCP Acquisition, LLC, Term Loan
544,378	5.242%, (LIBOR 1M + 3.000%), 5/16/2024[b,d,e]	545,058
	Intelsat Jackson Holdings SA, Term Loan
500,000	5.980%, (LIBOR 1M + 3.750%), 11/27/2023[b]	501,735
	Level 3 Financing, Inc., Term Loan
1,025,000	4.432%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,027,706
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
725,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	711,863
145,000	9.089%, (LIBOR 3M + 6.750%), 7/7/2023[b]	134,850
	Mediacom Illinois, LLC, Term Loan
293,525	3.920%, (LIBOR 1W + 1.750%), 2/15/2024[b]	292,548
	NEP/NCP Holdco, Inc., Term Loan
867,966	5.492%, (LIBOR 1M + 3.250%), 7/21/2022[b]	867,602
	Radiate Holdco, LLC, Term Loan
1,295,139	5.242%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,292,574
	SBA Senior Finance II, LLC, Term Loan
418,950	4.250%, (LIBOR 1M + 2.000%), 4/11/2025[b]	419,285
	Sprint Communications, Inc., Term Loan
1,049,025	4.750%, (LIBOR 1M + 2.500%), 2/2/2024[b]	1,051,648
	Syniverse Holdings, Inc., Term Loan
179,100	7.148%, (LIBOR 1M + 5.000%), 3/9/2023[b]	179,621
	TNS, Inc., Term Loan
474,313	6.320%, (LIBOR 3M + 4.000%), 8/14/2022[b]	475,205
	Unitymedia Finance, LLC, Term Loan
600,000	4.408%, (LIBOR 1M + 2.250%), 1/15/2026[b]	600,414

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
224

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (32.8%)[a]	Value
Communications Services (8.6%) - continued
	Univision Communications, Inc., Term Loan
$899,481	4.992%, (LIBOR 1M + 2.750%), 3/15/2024[b]	$874,071
	Virgin Media Bristol, LLC, Term Loan
785,000	4.658%, (LIBOR 1M + 2.500%), 1/15/2026[b]	786,162
	WideOpenWest Finance, LLC, Term Loan
470,250	5.408%, (LIBOR 1M + 3.250%), 8/19/2023[b]	460,060
	Windstream Services, LLC, Term Loan
184,061	6.160%, (LIBOR 1M + 4.000%), 3/30/2021[b]	175,931

	Total	15,408,178

Consumer Cyclical (4.4%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
525,034	4.720%, (LIBOR 1M + 2.500%), 11/17/2024[b]	528,316
	Cengage Learning Acquisitions, Term Loan
561,342	6.415%, (LIBOR 1M + 4.250%), 6/7/2023[b]	522,750
	Eldorado Resorts, Inc., Term Loan
164,957	4.408%, (LIBOR 2M + 2.250%), 4/17/2024[b]	165,645
	Four Seasons Hotels, Ltd., Term Loan
491,250	4.242%, (LIBOR 1M + 2.000%), 11/30/2023[b]	491,328
	Golden Entertainment, Inc., Term Loan
848,587	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b]	850,709
135,000	9.250%, (LIBOR 1M + 7.000%), 10/20/2025[b]	136,519
	Golden Nugget, Inc., Term Loan
677,873	4.952%, (LIBOR 1M + 2.750%), 10/4/2023[b]	680,185
	KAR Auction Services, Inc., Term Loan
266,625	4.938%, (LIBOR 3M + 2.500%), 3/9/2023[b]	267,737
	Men’s Warehouse, Inc., Term Loan
268,650	5.604%, (LIBOR 1M + 3.500%), 4/9/2025[b]	269,155
	Mohegan Gaming and Entertainment, Term Loan
531,568	6.242%, (LIBOR 1M + 4.000%), 10/13/2023[b]	500,812
	Neiman Marcus Group, LLC, Term Loan
278,542	5.370%, (LIBOR 1M + 3.250%), 10/25/2020[b]	258,411
	Scientific Games International, Inc., Term Loan
1,432,800	5.034%, (LIBOR 2M + 2.750%), 8/14/2024[b]	1,430,121
	Seminole Hard Rock Entertainment, Inc., Term Loan
115,152	5.087%, (LIBOR 3M + 2.750%), 5/14/2020[b]	115,439

Principal Amount	Bank Loans (32.8%)[a]	Value
Consumer Cyclical (4.4%) - continued
	Stars Group Holdings BV, Term Loan
$922,688	5.886%, (LIBOR 3M + 3.500%), 7/10/2025[b]	$930,807
	Tenneco, Inc., Term Loan
295,000	0.000%, (LIBOR 3M + 2.750%), 10/1/2025[b,d,e]	295,186
	Wyndham Hotels & Resorts, Inc., Term Loan
340,000	3.992%, (LIBOR 1M + 1.750%), 5/30/2025[b]	340,921

	Total	7,784,041

Consumer Non-Cyclical (6.5%)
	Air Medical Group Holdings, Inc., Term Loan
1,384,537	5.383%, (LIBOR 1M + 3.250%), 4/28/2022[b]	1,362,039
168,725	6.415%, (LIBOR 1M + 4.250%), 3/14/2025[b]	167,952
	Albertson’s, LLC, Term Loan
560,244	4.992%, (LIBOR 1M + 2.750%), 8/25/2021[b]	560,709
406,638	5.381%, (LIBOR 3M + 3.000%), 12/21/2022[b]	406,716
603,204	5.311%, (LIBOR 3M + 3.000%), 6/22/2023[b]	603,017
	Anmeal Pharmaceuticals LLC, Term Loan
553,484	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	558,156
	Bausch Health Companies, Inc., Term Loan
1,072,500	5.104%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,077,573
	CHS/Community Health Systems, Inc., Term Loan
411,171	5.563%, (LIBOR 3M + 3.250%), 1/27/2021[b]	405,559
	Diamond BC BV, Term Loan
486,325	5.242%, (LIBOR 1M + 3.000%), 9/6/2024[b]	476,598
	Endo Luxembourg Finance Company I SARL., Term Loan
848,714	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	853,840
	Energizer Holdings, Inc., Term Loan
290,000	0.000%, (LIBOR 3M + 2.250%), 6/21/2025[b,d,e]	290,908
	Grifols Worldwide Operations USA, Inc., Term Loan
438,325	4.417%, (LIBOR 1W + 2.250%), 1/31/2025[b]	440,543
	JBS USA LUX SA, Term Loan
1,024,400	4.837%, (LIBOR 3M + 2.500%), 10/30/2022[b]	1,026,387
	Mallinckrodt International Finance SA, Term Loan
1,034,800	5.517%, (LIBOR 3M + 3.000%), 2/24/2025[b]	1,034,966
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,127,112	6.242%, (LIBOR 1M + 4.000%), 5/4/2022[b]	1,092,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
225

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (32.8%)[a]	Value
Consumer Non-Cyclical (6.5%) - continued
	MPH Acquisition Holdings, LLC, Term Loan
$452,796	5.136%, (LIBOR 3M + 2.750%), 6/7/2023[b]	$453,620
	Ortho-Clinical Diagnostics, Term Loan
425,700	5.492%, (LIBOR 1M + 3.250%), 6/1/2025[b]	427,083
	Revlon Consumer Products Corporation, Term Loan
481,407	5.813%, (LIBOR 3M + 3.500%), 9/7/2023[b]	366,350

	Total	11,604,841

Energy (1.5%)
	Calpine Corporation, Term Loan
489,936	4.890%, (LIBOR 3M + 2.500%), 1/15/2024[b]	489,833
	Consolidated Energy Finance SA, Term Loan
319,200	4.633%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	318,003
	Houston Fuel Oil Terminal Company, LLC, Term Loan
882,787	5.000%, (LIBOR 1M + 2.750%), 6/26/2025[b]	883,061
	McDermott Technology (Americas), Inc., Term Loan
805,950	7.242%, (LIBOR 1M + 5.000%), 5/10/2025[b]	816,863
	MEG Energy Corporation, Term Loan
52,725	5.750%, (LIBOR 1M + 3.500%), 12/31/2023[b]	52,804
	Pacific Drilling SA, Term Loan
244,163	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	106,821

	Total	2,667,385

Financials (5.0%)
	Air Methods Corporation, Term Loan
850,675	5.886%, (LIBOR 3M + 3.500%), 4/21/2024[b]	773,451
	Avolon TLB Borrower 1 US, LLC, Term Loan
987,525	4.165%, (LIBOR 1M + 2.000%), 1/15/2025[b]	990,418
	Cyxtera DC Holdings, Inc., Term Loan
133,313	5.110%, (LIBOR 1M + 3.000%), 5/1/2024[b]	133,479
80,000	9.360%, (LIBOR 1M + 7.250%), 5/1/2025[b]	79,934
	Digicel International Finance, Ltd., Term Loan
843,611	5.570%, (LIBOR 3M + 3.250%), 5/10/2024[b]	798,266
	Genworth Holdings, Inc., Term Loan
149,625	6.648%, (LIBOR 1M + 4.500%), 3/7/2023[b]	152,899
	GGP Nimbus LP, Term Loan
895,000	4.742%, (LIBOR 1M + 2.500%), 8/24/2025[b]	890,713
	Grizzly Acquisitions, Inc., Term Loan
245,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,c,d,e]	245,612

Principal Amount	Bank Loans (32.8%)[a]	Value
Financials (5.0%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$769,783	7.136%, (LIBOR 3M + 4.750%), 11/3/2023[b]	$738,029
	Ineos US Finance, LLC, Term Loan
1,081,825	4.242%, (LIBOR 1M + 2.000%), 3/31/2024[b]	1,083,480
	MoneyGram International, Inc., Term Loan
391,819	5.636%, (LIBOR 3M + 3.250%), 3/28/2020[b]	381,699
	Sable International Finance, Ltd., Term Loan
1,585,000	5.492%, (LIBOR 1M + 3.250%), 1/31/2026[b]	1,591,166
	TransUnion, LLC, Term Loan
514,800	4.242%, (LIBOR 1M + 2.000%), 4/9/2023[b]	515,639
	Tronox Finance, LLC, Term Loan
533,180	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	535,068

	Total	8,909,853

Technology (1.9%)
	First Data Corporation, Term Loan
1,320,000	4.212%, (LIBOR 1M + 2.000%), 4/26/2024[b]	1,320,937
	Plantronics, Inc., Term Loan
585,000	4.742%, (LIBOR 1M + 2.500%), 7/2/2025[b]	586,831
	Rackspace Hosting, Inc., Term Loan
721,221	5.348%, (LIBOR 3M + 3.000%), 11/3/2023[b]	711,081
	SS&C Technologies Holdings Europe SARL, Term Loan
203,033	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	203,161
	SS&C Technologies, Inc., Term Loan
523,056	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	523,385

	Total	3,345,395

Transportation (0.6%)
	Arctic LNG Carriers, Ltd., Term Loan
952,937	6.742%, (LIBOR 1M + 4.500%), 5/18/2023[b]	955,320
	OSG Bulk Ships, Inc., Term Loan
139,412	6.770%, (LIBOR 3M + 4.250%), 8/5/2019[b]	137,931

	Total	1,093,251

Utilities (0.8%)
	Core and Main, LP, Term Loan
416,850	5.317%, (LIBOR 3M + 3.000%), 8/1/2024[b]	418,067
	EnergySolutions, LLC, Term Loan
294,262	6.136%, (LIBOR 3M + 3.750%), 5/11/2025[b]	296,102
	GIP III Stetson I, LP, Term Loan
205,000	6.583%, (LIBOR 3M + 4.250%), 7/18/2025[b]	205,961
	Talen Energy Supply, LLC, Term Loan
310,189	6.242%, (LIBOR 1M + 4.000%), 7/6/2023[b]	311,439

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
226

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (32.8%)[a]	Value
Utilities (0.8%) - continued
	TerraForm Power Operating, LLC, Term Loan
$268,647	4.242%, (LIBOR 1M + 2.000%), 11/8/2022[b]	$269,318

	Total	1,500,887

	Total Bank Loans (cost $58,868,088)	58,584,442

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Asset-Backed Securities (7.3%)
	Apidos CLO XVIII
200,000	5.597%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,b	199,996
	Apidos CLO XXIV
460,000	3.603%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2016-24A, Class A1BR*,b,c	460,000
	Assurant CLO III, Ltd.
450,000	3.389%, (LIBOR 3M + 1.230%), 10/20/2031, Ser. 2018-2A, Class A*,b	449,984
	Babson CLO, Ltd.
450,000	4.970%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class D*,b	447,237
	Bellemeade Re, Ltd.
350,000	3.816%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,h	351,755
600,000	3.566%, (LIBOR 1M + 1.350%), 8/25/2028, Ser. 2018-2A, Class M1Bb,h	603,582
	BlueMountain CLO, Ltd.
425,000	5.539%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,b	425,048
	Business Jet Securities, LLC
377,779	4.447%, 6/15/2033, Ser. 2018-2, Class Ah	378,363
	CLUB Credit Trust
4,617	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	4,617
	College Ave Student Loans, LLC
246,656	3.866%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1*,b	251,707
	DRB Prime Student Loan Trust
148,336	2.890%, 6/25/2040, Ser. 2016-B, Class A2[h]	146,581
	Earnest Student Loan Program, LLC
127,486	2.680%, 7/25/2035, Ser. 2016-C, Class A2[h]	124,034
	First Horizon ABS Trust
8,631	2.376%, (LIBOR 1M + 0.160%), 10/25/2034, Ser. 2006-HE1, Class Ab,i	8,570
	Foundation Finance Trust
261,503	3.300%, 7/15/2033, Ser. 2017-1A, Class A*	259,276
	FRS, LLC
17,498	1.800%, 4/15/2043, Ser. 2013-1A, Class A1*	17,414

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Asset-Backed Securities (7.3%) - continued
	GMAC Mortgage Corporation Loan Trust
$91,300	2.716%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,i]	$98,718
20,522	4.246%, 9/19/2035, Ser. 2005-AR5, Class 5A1[b]	19,294
	GSAA Home Equity Trust
197,967	2.486%, (LIBOR 1M + 0.270%), 7/25/2037, Ser. 2007-7, Class A4[b]	189,144
	Harley Marine Financing, LLC
272,250	5.682%, 5/15/2043, Ser. 2018-1A, Class A2*	268,844
	J.P. Morgan Mortgage Acquisition Trust
112,400	4.262%, 3/25/2047, Ser. 2007-HE1, Class AF4[j]	80,522
	Lehman XS Trust
121,707	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bj	111,331
	Lendmark Funding Trust
300,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Ah	298,297
	Madison Park Funding XIV, Ltd.
425,000	5.598%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,b	425,405
	Merrill Lynch Mortgage Investors Trust
235,964	3.982%, 6/25/2035, Ser. 2005-A5, Class M1[b]	233,586
	Myers Park CLO, Ltd.
425,000	3.819%, (LIBOR 3M + 1.400%), 10/20/2030, Ser. 2018-1A, Class A2*,b,c	424,469
	Oak Hill Advisors Residential Loan Trust
299,717	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1*,j	295,198
	Octagon Investment Partners XX, Ltd.
275,000	5.888%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,b	275,090
	OHA Credit Funding 1, Ltd.
360,000	4.089%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2*,b,c,e	360,000
	OZLM Funding II, Ltd.
710,000	3.700%, (LIBOR 3M + 1.500%), 7/15/2031, Ser. 2012-2A, Class A1BR*,b	709,992
	Preston Ridge Partners Mortgage Trust, LLC
277,342	3.750%, 4/25/2023, Ser. 2018-1A, Class A1*,b	275,163
	Pretium Mortgage Credit Partners, LLC
156,278	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[h,j]	155,503
	Renaissance Home Equity Loan Trust
88,325	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[j]	61,271
226,397	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[j]	139,504

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
227

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Asset-Backed Securities (7.3%) - continued
$183,878	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[j]	$98,912
	Sound Point CLO X, Ltd.
375,000	5.048%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DR*,b	374,987
	Sound Point CLO XXI, Ltd.
700,000	3.848%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1B*,b,c,e	700,000
	Spirit Master Funding, LLC
546,718	4.360%, 12/20/2047, Ser. 2017-1A, Class A*	543,642
	THL Credit Wind River CLO, Ltd.
325,000	5.198%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	324,992
1,075,000	3.848%, (LIBOR 3M + 1.450%), 10/22/2031, Ser. 2014-3A, Class A2R2*,b,c,e	1,075,000
	Upstart Securitization Trust
68,722	2.639%, 6/20/2024, Ser. 2017-1, Class A*	68,617
	Vantage Data Centers Issuer, LLC
497,083	4.072%, 2/16/2043, Ser. 2018-1A, Class A2[h]	497,422
	Vericrest Opportunity Loan Trust LXV, LLC
436,828	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[h,j]	435,497
	Wachovia Asset Securitization, Inc.
217,912	2.356%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,b,i	206,639
	Wells Fargo Home Equity Trust
	2.716%, (LIBOR 1M + 0.500%), 4/25/2034, Ser. 2004-1, Class
146,182	M1[b]	143,621

	Total	13,018,824

Basic Materials (1.3%)
	Alcoa Nederland Holding BV
175,000	6.750%, 9/30/2024[h]	185,062
	Anglo American Capital plc
74,000	4.125%, 9/27/2022[h]	73,964
200,000	4.750%, 4/10/2027[h]	194,890
	ArcelorMittal SA
140,000	6.125%, 6/1/2025	152,107
	BWAY Holding Company
175,000	5.500%, 4/15/2024[h]	172,041
	CF Industries, Inc.
200,000	3.450%, 6/1/2023[k]	192,750
	Dow Chemical Company
24,000	8.550%, 5/15/2019	24,815
	E.I. du Pont de Nemours and Company
74,000	2.200%, 5/1/2020	73,043
	First Quantum Minerals, Ltd.
130,000	7.000%, 2/15/2021[h]	128,537
	FMG Resources Property, Ltd.
185,000	5.125%, 5/15/2024[h]	179,589
	Kinross Gold Corporation
38,000	5.125%, 9/1/2021	39,045
	LyondellBasell Industries NV
26,000	5.000%, 4/15/2019	26,130

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Basic Materials (1.3%) - continued
	Packaging Corporation of America
$64,000	2.450%, 12/15/2020	$62,753
	Platform Specialty Products Corporation
135,000	5.875%, 12/1/2025[h]	133,214
	Sherwin-Williams Company
74,000	2.250%, 5/15/2020	72,913
	Steel Dynamics, Inc.
155,000	5.000%, 12/15/2026	154,225
	Syngenta Finance NV
75,000	3.933%, 4/23/2021[h]	74,789
	Trinseo Materials Operating SCA
195,000	5.375%, 9/1/2025[h]	187,990
	United States Steel Corporation
215,000	6.250%, 3/15/2026	213,119
	Xstrata Finance Canada, Ltd.
57,000	4.950%, 11/15/2021[h]	58,745

	Total	2,399,721

Capital Goods (1.6%)
	AECOM
260,000	5.875%, 10/15/2024	275,376
	Ashtead Capital, Inc.
155,000	4.125%, 8/15/2025[h]	147,250
	Bombardier, Inc.
160,000	7.500%, 3/15/2025[h]	165,000
	Building Materials Corporation of America
175,000	6.000%, 10/15/2025[h]	178,938
	Caterpillar Financial Services Corporation
62,000	1.850%, 9/4/2020	60,496
	Cemex SAB de CV
130,000	5.700%, 1/11/2025[h]	132,275
	Cintas Corporation No. 2
57,000	2.900%, 4/1/2022	55,596
	CNH Industrial Capital, LLC
60,000	4.875%, 4/1/2021	61,489
	Crown Americas Capital Corporation IV
120,000	4.500%, 1/15/2023	120,480
	Crown Cork & Seal Company, Inc.
170,000	7.375%, 12/15/2026	184,875
	General Electric Company
53,000	5.000%, 1/21/2021[b,l]	51,668
	H&E Equipment Services, Inc.
220,000	5.625%, 9/1/2025	219,450
	L3 Technologies, Inc.
75,000	4.950%, 2/15/2021	77,136
	Lockheed Martin Corporation
35,000	2.500%, 11/23/2020	34,511
	Owens-Brockway Glass Container, Inc.
270,000	5.000%, 1/15/2022[h]	272,363
	Reynolds Group Issuer, Inc.
240,000	5.125%, 7/15/2023[h]	238,680
	Rockwell Collins, Inc.
42,000	2.800%, 3/15/2022	40,867
	Roper Industries, Inc.
34,000	2.050%, 10/1/2018	34,000
	Roper Technologies, Inc.
60,000	2.800%, 12/15/2021	58,630
	Textron Financial Corporation
200,000	4.049%, (LIBOR 3M + 1.735%), 2/15/2042[b,h]	174,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
228

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Capital Goods (1.6%) - continued
	United Rentals North America, Inc.
$170,000	5.500%, 7/15/2025	$173,400
	United Technologies Corporation
80,000	3.950%, 8/16/2025	79,492

	Total	2,836,472

Collateralized Mortgage Obligations (5.6%)
	AJAX Mortgage Loan Trust
208,999	3.470%, 4/25/2057, Ser. 2017-A, Class A*,j	207,646
	Alternative Loan Trust
136,739	5.500%, 10/25/2035, Ser. 2005-47CB, Class A7	113,739
	Alternative Loan Trust 2007-6
220,177	5.750%, 4/25/2047, Ser. 2007-6, Class A4	189,817
	Bear Stearns Adjustable Rate Mortgage Trust
86,468	4.730%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	87,458
	Bear Stearns ARM Trust
211,583	3.648%, 1/25/2034, Ser. 2003-8, Class 5Ab	207,820
	ChaseFlex Trust
280,169	6.500%, 2/25/2035, Ser. 2005-1, Class 1A5	288,736
	CHL Mortgage Pass-Through Trust
284,635	3.392%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	265,556
135,408	6.000%, 4/25/2037, Ser. 2007-3, Class A18	111,593
	CIM Trust
310,106	5.000%, 12/25/2057, Ser. 2018-R3, Class A1*,b	321,765
	COLT Mortgage Loan Trust
56,412	2.750%, 9/25/2046, Ser. 2016-2, Class A1*,b	56,198
	Countrywide Alternative Loan Trust
240,000	5.500%, 5/25/2035, Ser. 2005-J3, Class 1A5	218,133
100,345	5.750%, 8/25/2035, Ser. 2005-28CB, Class 2A5	89,014
104,362	5.500%, 10/25/2035, Ser. 2005-46CB, Class A8	98,527
165,641	2.845%, (12 MTA + 1.000%), 12/25/2035, Ser. 2005-69, Class A1[b]	160,377
37,503	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	35,890
53,037	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	50,746
124,193	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	104,341
	Countrywide Asset-Backed Certificates
199,049	2.716%, (LIBOR 1M + 0.500%), 7/25/2034, Ser. 2004-2, Class 3A4[b]	187,222
	Countrywide Home Loan Mortgage Pass Through Trust
165,567	3.628%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	147,490
258,112	4.110%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	246,480

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Collateralized Mortgage Obligations (5.6%) - continued
	CSMC Mortgage-Backed Trust
$66,614	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	$64,330
142,317	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	121,325
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
87,441	2.615%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	84,156
	Federal Home Loan Mortgage Corporation - REMIC
1,147,523	3.000%, 5/15/2027, Ser. 4046, Class GIm	89,787
758,257	3.000%, 4/15/2033, Ser. 4203, Class DIm	65,004
	Federal National Mortgage Association - REMIC
845,314	3.000%, 7/25/2027, Ser. 2012-73, Class DIm	73,834
1,284,854	3.000%, 7/25/2027, Ser. 2012-74, Class AIm	102,953
1,633,576	3.000%, 12/25/2027, Ser. 2012-139, Class DIm	134,977
2,216,494	3.000%, 1/25/2028, Ser. 2012-147, Class EIm	186,201
	First Horizon Alternative Mortgage Securities Trust
118,951	4.144%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	116,602
	GMAC Mortgage Corporation Loan Trust
85,628	3.802%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	81,539
	Impac Secured Assets Trust
393,585	2.456%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	328,370
	IndyMac INDA Mortgage Loan Trust
150,466	3.898%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	148,738
	IndyMac INDX Mortgage Loan Trust
409,912	3.785%, 10/25/2035, Ser. 2005-AR19, Class A1[b]	369,512
145,169	2.426%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	136,068
	J.P. Morgan Alternative Loan Trust
99,253	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	86,973
	J.P. Morgan Mortgage Trust
81,702	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	88,517
110,708	4.172%, 7/25/2035, Ser. 2007-A1, Class 2A1[b]	111,178
138,074	3.901%, 6/25/2036, Ser. 2006-A4, Class 2A2[b]	130,275
123,244	4.249%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	107,777
	Master Asset Securitization Trust
462,516	2.716%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	220,211

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
229

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Collateralized Mortgage Obligations (5.6%) - continued
	MASTR Alternative Loans Trust
$35,685	5.000%, 9/25/2019, Ser. 2004-10, Class 3A1	$36,582
	Merrill Lynch Alternative Note Asset Trust
116,005	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	91,835
	MortgageIT Trust
299,279	2.416%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	265,678
	Preston Ridge Partners Mortgage Trust, LLC
86,469	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,j	86,430
169,359	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,j	168,110
	Radnor RE, Ltd.
400,000	3.616%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1*,b	400,666
	RCO 2017-INV1 Trust
346,579	3.197%, 11/25/2052, Ser. 2017-INV1, Class A*,b	349,789
	Residential Accredit Loans, Inc. Trust
275,333	2.766%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	218,425
118,166	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	109,983
	Sequoia Mortgage Trust
108,448	2.785%, (LIBOR 1M + 0.620%), 11/20/2034, Ser. 2004-10, Class A1Ab	107,593
	Structured Asset Mortgage Investments, Inc.
245,587	2.526%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	234,789
	Toorak Mortgage Corporation, Ltd.
550,000	4.336%, 8/25/2021, Ser. 2018-1, Class A1*,j	552,450
	WaMu Mortgage Pass Through Certificates
37,871	5.000%, 11/25/2018, Ser. 2003-S12, Class 3A	37,810
114,224	3.770%, 8/25/2036, Ser. 2006-AR8, Class 3A2[b]	108,287
74,455	3.483%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	72,174
138,520	2.901%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	130,471
22,237	3.914%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	21,112
170,008	2.805%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	156,930
303,617	2.725%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	285,274
100,411	2.585%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	94,025

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Collateralized Mortgage Obligations (5.6%) - continued
	Wells Fargo Mortgage Backed Securities Trust
$83,246	3.964%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	$84,626
154,944	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	151,515
135,171	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	134,715
78,822	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	78,581

	Total	10,014,725

Commercial Mortgage-Backed Securities (0.3%)
	Cascade Funding Mortgage Trust
244,059	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1*,c	244,057
	Wells Fargo Commercial Mortgage Trust
400,000	3.290%, 5/15/2048, Ser. 2015-C28, Class A3	393,140

	Total	637,197

Communications Services (2.2%)
	Altice US Finance I Corporation
135,000	5.500%, 5/15/2026[h]	134,595
	AMC Networks, Inc.
195,000	5.000%, 4/1/2024	192,075
	America Movil SAB de CV
21,000	5.000%, 10/16/2019	21,415
	American Tower Corporation
30,000	2.800%, 6/1/2020	29,717
	AT&T, Inc.
29,000	5.875%, 10/1/2019	29,823
38,000	5.200%, 3/15/2020	39,108
	British Sky Broadcasting Group plc
36,000	2.625%, 9/16/2019[h]	35,826
	CCOH Safari, LLC
185,000	5.750%, 2/15/2026[h]	185,694
	CenturyLink, Inc.
90,000	6.450%, 6/15/2021	93,375
	Charter Communications Operating, LLC
98,000	3.579%, 7/23/2020	98,059
17,000	4.464%, 7/23/2022	17,282
40,000	4.500%, 2/1/2024	40,168
	Clear Channel Worldwide Holdings, Inc.
245,000	6.500%, 11/15/2022	249,991
	Comcast Corporation
76,000	1.625%, 1/15/2022	71,548
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	34,909
200,000	5.250%, 1/15/2023	209,600
42,000	3.150%, 7/15/2023	40,467
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[h]	19,457
	Digicel, Ltd.
184,810	6.000%, 4/15/2021*,k	171,411
	Discovery Communications, LLC
39,000	2.200%, 9/20/2019	38,695
75,000	2.950%, 3/20/2023	71,841
	Gray Television, Inc.
200,000	5.875%, 7/15/2026[h]	198,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
230

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Communications Services (2.2%) - continued
	Intelsat Jackson Holdings SA
$120,000	8.500%, 10/15/2024[h]	$121,050
	Level 3 Financing, Inc.
220,000	5.250%, 3/15/2026	216,436
	Meredith Corporation
215,000	6.875%, 2/1/2026[h]	220,375
	Moody’s Corporation
38,000	2.750%, 12/15/2021	37,164
	Neptune Finco Corporation
115,000	10.875%, 10/15/2025[h]	133,544
	Netflix, Inc.
225,000	4.875%, 4/15/2028[h]	211,500
	Nexstar Escrow Corporation
108,000	5.625%, 8/1/2024[h]	105,705
	Orange SA
60,000	1.625%, 11/3/2019	59,087
	Sprint Corporation
165,000	7.625%, 2/15/2025	174,982
	Verizon Communications, Inc.
86,000	2.946%, 3/15/2022	84,625
15,000	3.125%, 3/16/2022	14,852
84,000	3.414%, (LIBOR 3M + 1.100%), 5/15/2025[b]	84,729
	Viacom, Inc.
58,000	4.250%, 9/1/2023	58,429
85,000	5.875%, 2/28/2057[b]	83,169
	Virgin Media Secured Finance plc
170,000	5.250%, 1/15/2026[h]	166,224
	Windstream Services, LLC
160,000	8.625%, 10/31/2025[h]	153,600

	Total	3,948,777

Consumer Cyclical (3.0%)
	Allison Transmission, Inc.
245,000	5.000%, 10/1/2024[h]	243,775
	American Honda Finance Corporation
57,000	2.000%, 2/14/2020	56,246
	BMW US Capital, LLC
50,000	1.500%, 4/11/2019[h]	49,687
	Brookfield Residential Properties, Inc.
235,000	6.125%, 7/1/2022[h]	235,000
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	78,700
	D.R. Horton, Inc.
62,000	2.550%, 12/1/2020	60,728
	Delphi Jersey Holdings plc
235,000	5.000%, 10/1/2025[h]	221,194
	Ford Motor Credit Company, LLC
75,000	2.262%, 3/28/2019	74,740
50,000	2.597%, 11/4/2019	49,600
57,000	3.336%, 3/18/2021	56,190
	General Motors Financial Company, Inc.
57,000	2.650%, 4/13/2020	56,405
41,000	3.189%, (LIBOR 3M + 0.850%), 4/9/2021[b]	41,157
57,000	4.375%, 9/25/2021	58,010
38,000	3.150%, 6/30/2022	36,966
	GLP Capital, LP
120,000	4.875%, 11/1/2020	122,100
	Home Depot, Inc.
35,000	2.625%, 6/1/2022	34,257

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Consumer Cyclical (3.0%) - continued
	Hyundai Capital America
$38,000	2.550%, 4/3/2020[h]	$37,361
37,000	2.750%, 9/18/2020[h]	36,276
	Jaguar Land Rover Automotive plc
77,000	5.625%, 2/1/2023[h]	75,845
	KB Home
71,000	4.750%, 5/15/2019	71,444
	L Brands, Inc.
69,000	6.694%, 1/15/2027[h]	64,515
	Landry’s, Inc.
180,000	6.750%, 10/15/2024[h]	182,588
	Lennar Corporation
57,000	2.950%, 11/29/2020	55,646
22,000	4.125%, 1/15/2022	21,863
150,000	4.750%, 11/15/2022	150,938
20,000	4.875%, 12/15/2023	20,175
270,000	4.500%, 4/30/2024	264,384
	Live Nation Entertainment, Inc.
135,000	5.375%, 6/15/2022[h]	136,688
120,000	5.625%, 3/15/2026[h]	121,200
	Macy’s Retail Holdings, Inc.
17,000	3.875%, 1/15/2022	16,949
30,000	2.875%, 2/15/2023	28,406
	McDonald’s Corporation
75,000	2.625%, 1/15/2022	72,958
	MGM Resorts International
170,000	6.000%, 3/15/2023	175,950
220,000	5.750%, 6/15/2025	220,440
	Navistar International Corporation
210,000	6.625%, 11/1/2025[h]	218,400
	New Red Finance, Inc.
190,000	4.250%, 5/15/2024[h]	180,335
	Nissan Motor Acceptance Corporation
57,000	2.000%, 3/8/2019[h]	56,820
	Prime Security Services Borrower, LLC
182,000	9.250%, 5/15/2023[h]	194,649
	PulteGroup, Inc.
235,000	4.250%, 3/1/2021	235,588
	Ralph Lauren Corporation
35,000	2.625%, 8/18/2020	34,624
	Royal Caribbean Cruises, Ltd.
119,810	5.250%, 11/15/2022	126,077
	Six Flags Entertainment Corporation
170,000	4.875%, 7/31/2024[h]	166,515
	Stars Group Holdings BV
250,000	7.000%, 7/15/2026[h]	257,923
	Toll Brothers Finance Corporation
52,000	4.000%, 12/31/2018	51,958
	Visa, Inc.
35,000	2.200%, 12/14/2020	34,393
	Volkswagen Group of America Finance, LLC
52,000	2.450%, 11/20/2019[h]	51,513
	Wabash National Corporation
275,000	5.500%, 10/1/2025[h]	262,625
	Yum! Brands, Inc.
210,000	5.000%, 6/1/2024[h]	208,295

	Total	5,308,096

Consumer Non-Cyclical (2.9%)
	Abbott Laboratories
76,000	2.550%, 3/15/2022	73,773
57,000	3.400%, 11/30/2023	56,758

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
231

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Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Consumer Non-Cyclical (2.9%) - continued
	AbbVie, Inc.
$76,000	2.500%, 5/14/2020	$75,138
38,000	2.900%, 11/6/2022	36,909
	Albertsons Companies, LLC
240,000	6.625%, 6/15/2024	230,700
	Amgen, Inc.
84,000	3.875%, 11/15/2021	85,201
74,000	2.650%, 5/11/2022	71,859
	Anheuser-Busch InBev Finance, Inc.
75,000	2.650%, 2/1/2021	73,924
60,000	3.603%, (LIBOR 3M + 1.260%), 2/1/2021[b]	61,581
38,000	3.300%, 2/1/2023	37,515
	Anheuser-Busch InBev Worldwide, Inc.
83,000	3.500%, 1/12/2024	82,116
	BAT Capital Corporation
42,000	2.297%, 8/14/2020[h]	41,157
41,000	2.764%, 8/15/2022[h]	39,502
	Bayer U.S. Finance, LLC
50,000	2.375%, 10/8/2019[h]	49,669
	Becton, Dickinson and Company
75,000	3.125%, 11/8/2021	73,803
	Boston Scientific Corporation
25,000	6.000%, 1/15/2020	25,872
	Bunge, Ltd. Finance Corporation
35,000	3.500%, 11/24/2020	34,889
	Cardinal Health, Inc.
39,000	1.948%, 6/14/2019	38,782
39,000	2.616%, 6/15/2022	37,288
	CVS Health Corporation
85,000	3.350%, 3/9/2021	84,838
38,000	2.750%, 12/1/2022	36,641
128,000	3.700%, 3/9/2023	127,427
	Energizer Gamma Acquisition, Inc.
240,000	6.375%, 7/15/2026[h]	248,100
	Envision Healthcare Corporation
155,000	5.125%, 7/1/2022[h]	158,797
	Express Scripts Holding Company
38,000	4.750%, 11/15/2021	39,218
	Forest Laboratories, LLC
19,000	4.875%, 2/15/2021[h]	19,561
	Halfmoon Parent, Inc.
76,000	4.125%, 11/15/2025[h]	75,757
	HCA, Inc.
64,810	4.750%, 5/1/2023	66,025
185,000	4.500%, 2/15/2027	181,762
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	66,471
125,000	4.875%, 9/15/2027[h]	114,531
	J.M. Smucker Company
41,000	2.200%, 12/6/2019	40,576
	JBS USA, LLC
170,000	5.750%, 6/15/2025[h]	165,538
	Kellogg Company
90,000	3.125%, 5/17/2022	88,664
	Kraft Heinz Foods Company
130,000	5.375%, 2/10/2020	133,692
42,000	4.000%, 6/15/2023	42,073
	Kroger Company
38,000	2.800%, 8/1/2022	36,735
	Maple Escrow Subsidiary, Inc.
84,000	3.551%, 5/25/2021[h]	83,848
	Mead Johnson Nutrition Company
35,000	3.000%, 11/15/2020	34,876

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Consumer Non-Cyclical (2.9%) - continued
	Medtronic Global Holdings SCA
$75,000	1.700%, 3/28/2019	$74,653
	Molson Coors Brewing Company
60,000	1.450%, 7/15/2019	59,297
	Mondelez International Holdings Netherlands BV
58,000	2.000%, 10/28/2021[h]	55,403
	Mylan NV
42,000	3.150%, 6/15/2021	41,343
	Mylan, Inc.
42,000	3.125%, 1/15/2023[h]	40,068
	Newell Rubbermaid, Inc.
35,000	3.150%, 4/1/2021	34,438
	PepsiCo, Inc.
68,000	2.867%, (LIBOR 3M + 0.530%), 10/6/2021[b]	68,894
	Pernod Ricard SA
50,000	5.750%, 4/7/2021[h]	52,609
	Perrigo Finance Unlimited Company
85,000	4.375%, 3/15/2026	83,245
	Pilgrim’s Pride Corporation
300,000	5.750%, 3/15/2025[h]	288,750
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024	210,000
	Post Holdings, Inc.
165,000	5.500%, 3/1/2025[h]	163,680
	Reynolds American, Inc.
19,000	3.250%, 6/12/2020	18,961
	Shire Acquisitions Investments Ireland Designated Activity Company
55,000	1.900%, 9/23/2019	54,413
74,000	2.400%, 9/23/2021	71,495
	Simmons Foods, Inc.
205,000	5.750%, 11/1/2024[h]	157,081
	Smithfield Foods, Inc.
57,000	2.700%, 1/31/2020[h]	56,120
	Teleflex, Inc.
200,000	4.875%, 6/1/2026	198,000
	Tenet Healthcare Corporation
120,000	8.125%, 4/1/2022	126,456
	Teva Pharmaceutical Finance IV, LLC
19,000	2.250%, 3/18/2020	18,437
	Teva Pharmaceutical Finance Netherlands III BV
45,000	2.200%, 7/21/2021	42,283
	TreeHouse Foods, Inc.
110,000	4.875%, 3/15/2022	110,000
	Zimmer Biomet Holdings, Inc.
62,000	3.089%, (LIBOR 3M + 0.750%), 3/19/2021[b]	62,057
	Zoetis, Inc.
57,000	3.450%, 11/13/2020	57,239

	Total	5,216,488

Energy (3.0%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[h]	181,050
	Anadarko Petroleum Corporation
40,000	8.700%, 3/15/2019	41,006
20,000	4.850%, 3/15/2021	20,551
20,000	3.450%, 7/15/2024	19,248
	Antero Resources Corporation
140,000	5.125%, 12/1/2022	141,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
232

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Energy (3.0%) - continued
	BP Capital Markets plc
$38,000	2.315%, 2/13/2020	$37,649
162,000	2.520%, 9/19/2022	156,498
	Buckeye Partners, LP
22,000	2.650%, 11/15/2018	21,996
	Canadian Natural Resources, Ltd.
40,000	2.950%, 1/15/2023	38,562
	Canadian Oil Sands, Ltd.
40,000	9.400%, 9/1/2021[h]	45,181
	Cenovus Energy, Inc.
37,000	3.800%, 9/15/2023	36,214
	Cheniere Corpus Christi Holdings, LLC
305,000	7.000%, 6/30/2024	333,975
	Cheniere Energy Partners, LP
280,000	5.625%, 10/1/2026[h]	282,016
	Chesapeake Energy Corporation
110,000	7.000%, 10/1/2024	110,000
	Continental Resources, Inc.
30,000	5.000%, 9/15/2022	30,435
	Crestwood Midstream Partners, LP
110,000	6.250%, 4/1/2023	113,575
	Diamondback Energy, Inc.
265,000	4.750%, 11/1/2024	265,331
	Enbridge, Inc.
39,000	2.900%, 7/15/2022	37,822
	Encana Corporation
69,000	3.900%, 11/15/2021	69,292
	Energy Transfer Equity, LP
170,000	5.500%, 6/1/2027	176,426
	Energy Transfer Partners, LP
60,000	4.150%, 10/1/2020	60,778
42,000	4.200%, 9/15/2023	42,325
	Enterprise Products Operating, LLC
160,000	5.250%, 8/16/2077[b]	149,337
	EOG Resources, Inc.
45,000	2.625%, 3/15/2023	43,354
	EQT Corporation
26,000	8.125%, 6/1/2019	26,845
39,000	3.000%, 10/1/2022	37,792
	EQT Midstream Partners, LP
59,000	4.750%, 7/15/2023	59,813
	Exxon Mobil Corporation
55,000	1.708%, 3/1/2019	54,827
	Hess Corporation
42,000	3.500%, 7/15/2024	39,688
	Kinder Morgan Energy Partners, LP
40,000	9.000%, 2/1/2019	40,780
76,000	3.450%, 2/15/2023	74,507
	Marathon Oil Corporation
38,000	2.700%, 6/1/2020	37,506
	Marathon Petroleum Corporation
35,000	3.400%, 12/15/2020	35,023
	MEG Energy Corporation
47,000	6.375%, 1/30/2023[h]	42,770
	MPLX, LP
58,000	4.500%, 7/15/2023	59,455
	Nabors Industries, Inc.
180,000	5.750%, 2/1/2025[h]	172,508
	ONEOK Partners, LP
40,000	3.800%, 3/15/2020	40,161
	Parsley Energy, LLC
90,000	5.625%, 10/15/2027[h]	90,225
	PBF Holding Company, LLC
155,000	7.250%, 6/15/2025	162,750

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Energy (3.0%) - continued
	Petrobras Global Finance BV
$21,000	8.375%, 5/23/2021	$22,848
	Petroleos Mexicanos
37,000	6.375%, 2/4/2021	38,795
	Plains All American Pipeline, LP
92,000	5.000%, 2/1/2021	94,074
	Regency Energy Partners, LP
120,000	5.000%, 10/1/2022	124,267
	Sabine Pass Liquefaction, LLC
37,000	6.250%, 3/15/2022	39,765
37,000	5.625%, 4/15/2023	39,327
155,000	5.625%, 3/1/2025	165,250
	Schlumberger Holdings Corporation
35,000	3.000%, 12/21/2020[h]	34,723
	Southwestern Energy Company
205,000	7.500%, 4/1/2026[k]	214,737
	SRC Energy, Inc.
210,000	6.250%, 12/1/2025	197,400
	Sunoco Logistics Partners Operations, LP
35,000	4.400%, 4/1/2021	35,601
	Sunoco, LP
80,000	5.500%, 2/15/2026[h]	77,280
115,000	5.875%, 3/15/2028[h]	110,400
	Tallgrass Energy Partners, LP
305,000	5.500%, 1/15/2028[h]	307,669
	Transocean Guardian, Ltd.
180,000	5.875%, 1/15/2024[h]	181,575
	Weatherford International, Ltd.
59,000	4.500%, 4/15/2022[k]	51,625
	Western Gas Partners, LP
39,000	4.000%, 7/1/2022	38,823
	Williams Partners, LP
54,000	4.000%, 11/15/2021	54,492
	WPX Energy, Inc.
155,000	5.750%, 6/1/2026	156,937

	Total	5,414,609

Financials (6.2%)
	ACE INA Holdings, Inc.
35,000	2.875%, 11/3/2022	34,253
	AIG Global Funding
78,000	2.150%, 7/2/2020[h]	76,489
	Air Lease Corporation
78,000	2.500%, 3/1/2021	76,188
	Aircastle, Ltd.
62,000	5.000%, 4/1/2023	63,661
	Ally Financial, Inc.
100,000	4.125%, 3/30/2020	100,375
	American Express Company
44,000	3.375%, 5/17/2021	44,021
	American Express Credit Corporation
37,000	2.678%, (LIBOR 3M + 0.330%), 5/3/2019[b]	37,050
37,000	2.200%, 3/3/2020	36,585
55,000	3.382%, (LIBOR 3M + 1.050%), 9/14/2020[b]	55,814
	Ares Capital Corporation
82,000	3.875%, 1/15/2020	82,323
	Athene Global Funding
63,000	4.000%, 1/25/2022[h]	63,125
	Australia & New Zealand Banking Group, Ltd.
90,000	6.750%, 6/15/2026[b,h,l]	93,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
233

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Financials (6.2%) - continued
	Bank of America Corporation
$37,000	2.369%, 7/21/2021[b]	$36,350
84,000	2.328%, 10/1/2021[b]	82,174
82,000	2.738%, 1/23/2022[b]	80,634
84,000	3.499%, 5/17/2022[b]	83,948
65,000	3.004%, 12/20/2023[b]	63,063
83,000	3.550%, 3/5/2024[b]	82,027
39,000	3.864%, 7/23/2024[b]	38,990
	Bank of Montreal
65,000	1.500%, 7/18/2019	64,321
59,000	2.100%, 6/15/2020	58,038
	Bank of New York Mellon Corporation
76,000	2.600%, 2/7/2022	74,136
	Bank of Nova Scotia
42,000	2.788%, (LIBOR 3M + 0.440%), 4/20/2021[b]	42,134
57,000	2.700%, 3/7/2022	55,605
	Barclays plc
70,000	4.338%, 5/16/2024[b]	69,135
	BB&T Corporation
81,000	2.150%, 2/1/2021	79,055
	BNP Paribas SA
200,000	7.625%, 3/30/2021[b,h,l]	210,000
	Capital One Financial Corporation
37,000	2.500%, 5/12/2020	36,539
115,000	3.050%, 3/9/2022	112,420
	CBOE Holdings, Inc.
59,000	1.950%, 6/28/2019	58,638
	Central Fidelity Capital Trust I
175,000	3.339%, (LIBOR 3M + 1.000%), 4/15/2027[b]	166,250
	CIT Group, Inc.
220,000	4.750%, 2/16/2024	220,440
	Citigroup, Inc.
75,000	2.050%, 6/7/2019	74,632
76,000	2.450%, 1/10/2020	75,347
76,000	2.650%, 10/26/2020	74,981
69,000	2.350%, 8/2/2021	66,853
37,000	2.750%, 4/25/2022	35,938
40,000	3.027%, (LIBOR 3M + 0.690%), 10/27/2022[b]	40,020
81,000	3.142%, 1/24/2023[b]	79,443
260,000	5.950%, 1/30/2023[b,l]	265,777
	CNA Financial Corporation
55,000	5.750%, 8/15/2021	58,199
	Commonwealth Bank of Australia
75,000	2.250%, 3/10/2020[h]	74,040
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
74,000	3.950%, 11/9/2022	73,520
	Credit Agricole SA
37,000	3.375%, 1/10/2022[h]	36,294
70,000	8.125%, 12/23/2025[b,h,l]	76,998
	Credit Suisse Group AG
58,000	7.500%, 7/17/2023[b,h,l]	59,668
150,000	7.500%, 12/11/2023[b,h,l]	157,866
	Credit Suisse Group Funding Guernsey, Ltd.
114,000	3.800%, 9/15/2022	113,359
	Credit Suisse Group Funding, Ltd.
76,000	3.125%, 12/10/2020	75,383
	DDR Corporation
65,000	4.625%, 7/15/2022	66,449
	Deutsche Bank AG
42,000	2.700%, 7/13/2020	41,140

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Financials (6.2%) - continued
$112,000	4.250%, 10/14/2021	$111,485
	Digital Realty Trust, LP
60,000	2.750%, 2/1/2023	57,295
	Discover Bank
10,000	8.700%, 11/18/2019	10,541
82,000	3.100%, 6/4/2020	81,481
	Fidelity National Financial, Inc.
62,000	5.500%, 9/1/2022	65,839
	Fifth Third Bancorp
57,000	2.600%, 6/15/2022	54,880
	Five Corners Funding Trust
100,000	4.419%, 11/15/2023[h]	102,604
	Goldman Sachs Group, Inc.
74,000	5.375%, 5/10/2020[b,l]	75,480
57,000	2.600%, 12/27/2020	56,082
76,000	5.250%, 7/27/2021	79,563
55,000	3.484%, (LIBOR 3M + 1.170%), 11/15/2021[b]	55,628
76,000	3.000%, 4/26/2022	74,472
63,000	2.876%, 10/31/2022[b]	61,466
39,000	3.366%, (LIBOR 3M + 1.050%), 6/5/2023[b]	39,466
	Guardian Life Global Funding
40,000	2.000%, 4/26/2021[h]	38,718
	HCP, Inc.
25,000	3.750%, 2/1/2019	25,013
	Hospitality Properties Trust
40,000	4.250%, 2/15/2021	40,296
	HSBC Holdings plc
114,000	3.400%, 3/8/2021	113,719
76,000	6.875%, 6/1/2021[b,l]	78,660
100,000	6.375%, 9/17/2024[b,l]	99,154
	Huntington Bancshares, Inc.
55,000	3.150%, 3/14/2021	54,522
	Icahn Enterprises, LP
75,000	6.750%, 2/1/2024	76,781
105,000	6.375%, 12/15/2025	105,394
	ILFC E-Capital Trust II
350,000	5.030%, (H15T30Y + 1.800%), 12/21/2065[b,h]	316,750
	International Lease Finance Corporation
76,000	4.625%, 4/15/2021	77,537
76,000	5.875%, 8/15/2022	80,379
	J.P. Morgan Chase & Company
57,000	3.001%, (LIBOR 3M + 0.680%), 6/1/2021[b]	57,317
90,000	4.625%, 11/1/2022[b,l]	85,388
165,000	2.972%, 1/15/2023	160,671
57,000	2.776%, 4/25/2023[b]	55,358
71,000	3.572%, (LIBOR 3M + 1.230%), 10/24/2023[b]	72,415
	KeyCorp
30,000	2.300%, 12/13/2018	29,990
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[h]	10,292
	Lincoln National Corporation
65,000	6.250%, 2/15/2020	67,364
40,000	4.669%, (LIBOR 3M + 2.358%), 5/17/2066[b]	37,475
	Lloyds Banking Group plc
80,000	6.657%, 5/21/2037[b,h,l]	81,550
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[b,h,l]	182,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
234

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Financials (6.2%) - continued
	Mitsubishi UFJ Financial Group, Inc.
$38,000	2.998%, 2/22/2022	$37,180
82,000	3.455%, 3/2/2023	80,922
	Morgan Stanley
76,000	2.800%, 6/16/2020	75,400
40,000	2.500%, 4/21/2021	39,078
75,000	5.500%, 7/28/2021	78,942
74,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2022[b]	75,035
37,000	2.750%, 5/19/2022	35,888
26,000	4.875%, 11/1/2022	26,932
82,000	3.125%, 1/23/2023	79,870
	MPT Operating Partnership, LP
110,000	5.500%, 5/1/2024	111,045
	National City Corporation
20,000	6.875%, 5/15/2019	20,515
	Nomura Holdings, Inc.
21,000	2.750%, 3/19/2019	21,008
	Park Aerospace Holdings, Ltd.
220,000	5.500%, 2/15/2024[h]	225,225
	PNC Bank NA
75,000	2.450%, 11/5/2020	73,753
	Quicken Loans, Inc.
255,000	5.750%, 5/1/2025[h]	254,681
	Realty Income Corporation
57,000	5.750%, 1/15/2021	59,595
	Regions Financial Corporation
35,000	3.200%, 2/8/2021	34,836
42,000	3.800%, 8/14/2023	41,773
	Reinsurance Group of America, Inc.
57,000	4.700%, 9/15/2023	58,536
	Royal Bank of Canada
74,000	2.125%, 3/2/2020	73,222
	Royal Bank of Scotland Group plc
190,000	7.500%, 8/10/2020[b,l]	194,513
57,000	8.625%, 8/15/2021[b,l]	61,061
220,000	5.125%, 5/28/2024	220,116
162,000	7.348%, 9/30/2031[b,l]	202,703
	Santander UK Group Holdings plc
85,000	2.875%, 8/5/2021	82,721
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	69,080
60,000	2.500%, 7/15/2021	58,728
	Societe Generale SA
100,000	8.000%, 9/29/2025[b,h,l]	105,419
	Standard Chartered plc
11,000	2.100%, 8/19/2019[h]	10,909
	State Street Capital Trust IV
411,000	3.334%, (LIBOR 3M + 1.000%), 6/15/2047[b]	367,845
	State Street Corporation
35,000	3.222%, (LIBOR 3M + 0.900%), 8/18/2020[b]	35,477
	Sumitomo Mitsui Financial Group, Inc.
74,000	2.934%, 3/9/2021	72,999
37,000	2.784%, 7/12/2022	35,809
	SunTrust Banks, Inc.
35,000	2.900%, 3/3/2021	34,598
	Synchrony Financial
45,000	3.000%, 8/15/2019	44,909
15,000	3.578%, (LIBOR 3M + 1.230%), 2/3/2020[b]	15,097

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Financials (6.2%) - continued
	Toronto-Dominion Bank
$35,000	3.262%, (LIBOR 3M + 0.930%), 12/14/2020[b]	$35,527
74,000	2.550%, 1/25/2021	72,890
	UBS Group Funding Jersey, Ltd.
74,000	3.000%, 4/15/2021[h]	72,897
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	34,946
	USB Realty Corporation
201,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,h,l]	180,398
	Vantiv, LLC
215,000	4.375%, 11/15/2025[h]	204,250
	Ventas Realty, LP
42,000	3.100%, 1/15/2023	40,776
	Wachovia Capital Trust II
50,000	2.839%, (LIBOR 3M + 0.500%), 1/15/2027[b]	46,125
	Wells Fargo & Company
35,000	2.100%, 7/26/2021	33,700
38,000	2.625%, 7/22/2022	36,696
74,000	3.452%, (LIBOR 3M + 1.110%), 1/24/2023[b]	74,924
80,000	3.572%, (LIBOR 3M + 1.230%), 10/31/2023[b]	81,584
	Welltower, Inc.
57,000	4.950%, 1/15/2021	58,456
	Westpac Banking Corporation
75,000	3.172%, (LIBOR 3M + 0.850%), 8/19/2021[b]	76,063

	Total	11,061,015

Mortgage-Backed Securities (10.9%)
	Antler Mortgage Trust
725,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1*,c	724,855
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
237,647	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	241,563
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,425,000	4.000%, 10/1/2048[e]	2,448,567
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,850,000	5.000%, 10/1/2048[e]	2,991,832
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,400,000	3.500%, 10/1/2048[e]	2,361,775
3,700,000	4.000%, 10/1/2048[e]	3,736,038
6,600,000	4.500%, 10/1/2048[e]	6,808,570
	GSAA Home Equity Trust
76,740	4.560%, 8/25/2034, Ser. 2004-10, Class M2[j]	76,830

	Total	19,390,030

Technology (1.6%)
	Alliance Data Systems Corporation
75,000	5.375%, 8/1/2022[h]	75,562
	Apple, Inc.
74,000	2.850%, 5/6/2021	73,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
235

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Technology (1.6%) - continued
$74,000	2.688%, (LIBOR 3M + 0.350%), 5/11/2022[b]	$74,781
80,000	2.400%, 1/13/2023	77,201
	Baidu, Inc.
40,000	3.000%, 6/30/2020	39,634
	Broadcom Corporation
82,000	2.650%, 1/15/2023	77,405
83,000	3.625%, 1/15/2024	80,493
	CDK Global, Inc.
100,000	4.875%, 6/1/2027	97,500
	CommScope Technologies Finance, LLC
195,000	6.000%, 6/15/2025[h]	201,240
	Diamond 1 Finance Corporation
35,000	3.480%, 6/1/2019[h]	35,089
76,000	5.450%, 6/15/2023[h]	79,828
	Equinix, Inc.
155,000	5.750%, 1/1/2025	159,069
	Fidelity National Information Services, Inc.
20,000	3.625%, 10/15/2020	20,108
75,000	2.250%, 8/15/2021	72,419
	Harland Clarke Holdings Corporation
200,000	8.375%, 8/15/2022[h]	191,750
	Hewlett Packard Enterprise Company
96,000	3.600%, 10/15/2020	96,453
	Inception Merger Sub, Inc.
175,000	8.625%, 11/15/2024[h,k]	170,406
	Intel Corporation
60,000	1.700%, 5/19/2021	57,958
35,000	3.100%, 7/29/2022	34,763
	Marvell Technology Group, Ltd.
42,000	4.200%, 6/22/2023	41,783
	Microsoft Corporation
76,000	2.400%, 2/6/2022	74,226
	NetApp, Inc.
62,000	2.000%, 9/27/2019	61,449
	NXP BV
170,000	3.875%, 9/1/2022[h]	168,300
	Oracle Corporation
30,000	2.500%, 5/15/2022	29,194
	Plantronics, Inc.
200,000	5.500%, 5/31/2023[h]	199,000
	Seagate HDD Cayman
105,000	4.750%, 1/1/2025	100,635
	Texas Instruments, Inc.
30,000	1.750%, 5/1/2020	29,462
	VMware, Inc.
47,000	2.300%, 8/21/2020	46,073
	Western Digital Corporation
325,000	4.750%, 2/15/2026	314,299

	Total	2,779,705

Transportation (0.4%)
	Air Canada Pass Through Trust
11,669	3.875%, 3/15/2023[h]	11,435
	American Airlines Pass Through Trust
13,328	4.950%, 1/15/2023	13,656
	Avis Budget Car Rental, LLC
95,000	5.125%, 6/1/2022[h]	97,506
	Delta Air Lines, Inc.
57,000	2.875%, 3/13/2020	56,535
12,222	4.950%, 11/23/2020	12,299
	J.B. Hunt Transport Services, Inc.
35,000	3.300%, 8/15/2022	34,323

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Transportation (0.4%) - continued
	Ryder System, Inc.
$78,000	3.500%, 6/1/2021	$77,926
	Union Pacific Corporation
63,000	3.750%, 7/15/2025	62,977
	United Airlines Pass Through Trust
35,000	3.700%, 12/1/2022	34,555
	United Continental Holdings, Inc.
205,000	4.250%, 10/1/2022	202,950
	XPO Logistics, Inc.
150,000	6.500%, 6/15/2022[h]	154,875

	Total	759,037

Utilities (1.3%)
	Alabama Power Company
38,000	2.450%, 3/30/2022	36,821
	Ameren Corporation
35,000	2.700%, 11/15/2020	34,529
	Berkshire Hathaway Energy Company
83,000	2.400%, 2/1/2020	82,312
	Calpine Corporation
100,000	6.000%, 1/15/2022[h]	101,075
105,000	5.375%, 1/15/2023	98,700
	CenterPoint Energy, Inc.
40,000	2.500%, 9/1/2022	38,223
	Consolidated Edison, Inc.
38,000	2.000%, 3/15/2020	37,363
	Dominion Energy, Inc.
74,000	2.579%, 7/1/2020	73,037
	DTE Energy Company
46,000	2.400%, 12/1/2019	45,572
	Duke Energy Corporation
80,000	2.400%, 8/15/2022	76,523
	Dynegy, Inc.
140,000	7.375%, 11/1/2022	145,625
	Edison International
37,000	2.125%, 4/15/2020	36,277
	Emera U.S. Finance, LP
40,000	2.150%, 6/15/2019	39,742
	Eversource Energy
43,000	2.500%, 3/15/2021	42,238
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	20,420
55,000	2.950%, 1/15/2020	54,849
	FirstEnergy Corporation
59,000	2.850%, 7/15/2022	57,025
	Fortis, Inc.
55,000	2.100%, 10/4/2021	52,540
	NextEra Energy Capital Holdings, Inc.
35,000	2.300%, 4/1/2019	34,932
	NextEra Energy Partners, LP
200,000	4.250%, 9/15/2024[h]	196,000
	NiSource, Inc.
59,000	3.650%, 6/15/2023[h]	58,251
100,000	5.650%, 6/15/2023[b,h,l]	99,000
	NRG Energy, Inc.
100,000	7.250%, 5/15/2026	108,817
	Pinnacle West Capital Corporation
40,000	2.250%, 11/30/2020	38,984
	PPL Capital Funding, Inc.
85,000	3.500%, 12/1/2022	84,125
	PSEG Power, LLC
75,000	3.000%, 6/15/2021	73,832
	Sempra Energy
15,000	2.400%, 3/15/2020	14,796

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
236

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.6%)	Value
Utilities (1.3%) - continued
	Southern California Edison Company
$10,000	2.400%, 2/1/2022	$9,638
	Southern Company
80,000	1.850%, 7/1/2019	79,398
37,000	2.350%, 7/1/2021	35,875
	TerraForm Power Operating, LLC
225,000	5.000%, 1/31/2028[h]	209,250
	TransCanada Trust
150,000	5.875%, 8/15/2076[b]	153,187

	Total	2,268,956

	Total Long-Term Fixed Income (cost $85,230,960)	85,053,652

Shares	Registered Investment Companies (16.7%)	Value
Affiliated Fixed Income Holdings (14.5%)
2,811,281	Thrivent Core Emerging Markets Debt Fund	25,976,238

	Total	25,976,238

Equity Funds/Exchange Traded Funds (<0.1%)
6,450	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	84,495
7,880	BlackRock Resources & Commodities Strategy Trust	71,471

	Total	155,966

Fixed Income Funds/Exchange Traded Funds (2.1%)
32,160	Aberdeen Asia-Pacific Income Fund, Inc.	133,142
55,841	Invesco Senior Loan ETF	1,293,836
3,800	Invesco Variable Rate Preferred ETF	94,582
43,472	MFS Intermediate Income Trust	163,455
24,789	Templeton Global Income Fund	151,709
19,775	Vanguard Short-Term Corporate Bond ETF	1,545,614
12,655	Western Asset Emerging Markets Debt Fund, Inc.	169,830
35,619	Western Asset High Income Opportunity Fund, Inc.	169,546

	Total	3,721,714

	Total Registered Investment Companies (cost $31,406,889)	29,853,918

Shares	Preferred Stock (1.0%)	Value
Consumer Staples (<0.1%)
2,280	CHS, Inc., 7.100%[b,l]	61,515

	Total	61,515

Energy (0.3%)
17,735	Crestwood Equity Partners, LP, 9.250%[l]	170,256
12,000	NuStar Logistics, LP, 9.073%[b]	303,000

	Total	473,256

Financials (0.7%)
1,870	Agribank FCB, 6.875%[b,l]	192,610
1,445	CoBank ACB, 6.250%[b,l]	150,280
220	First Tennessee Bank NA, 3.750%[b,h,l]	169,400
5,000	GMAC Capital Trust I, 8.099%[b]	131,500
3,900	Morgan Stanley, 7.125%[b,l]	109,551

Shares	Preferred Stock (1.0%)	Value
Financials (0.7%) - continued
298	Wells Fargo & Company, Convertible, 7.500%[k,l]	$384,682

	Total	1,138,023

Real Estate (<0.1%)
2,400	Colony Capital, Inc., 8.75%[l]	61,488

	Total	61,488

	Total Preferred Stock (cost $1,707,259)	1,734,282

Shares	Common Stock (0.5%)	Value
Energy (0.1%)
3,502	Contura Energy, Inc.[k,n]	277,533

	Total	277,533

Financials (0.2%)
27,318	Apollo Investment Corporation	148,610
12,742	Ares Capital Corporation	219,035

	Total	367,645

Materials (0.1%)
3,878	Verso Corporation[n]	130,572

	Total	130,572

Utilities (0.1%)
895	Alpha Natural Resources Holdings, Inc.[n]	33,339
3,366	ANR, Inc.[n]	126,225

	Total	159,564

	Total Common Stock (cost $572,776)	935,314

Shares	Collateral Held for Securities Loaned (0.7%)	Value
1,323,891	Thrivent Cash Management Trust	1,323,891

	Total Collateral Held for Securities Loaned (cost $1,323,891)	1,323,891

Shares or Principal Amount	Short-Term Investments (12.5%)	Value
	Federal Home Loan Bank Discount Notes
100,000	1.910%, 10/4/2018[o,p]	99,983
400,000	2.100%, 11/28/2018[o,p]	398,614
	Thrivent Core Short-Term Reserve Fund
2,174,352	2.340%	21,743,517

	Total Short-Term Investments (cost $22,242,090)	22,242,114

	Total Investments (cost $201,351,953) 111.8%	$199,727,613

	Other Assets and Liabilities, Net (11.8%)	(21,140,180)

	Total Net Assets 100.0%	$178,587,433

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
237

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $18,563,243 or 10.4% of total net assets.

i	All or a portion of the security is insured or guaranteed.
j

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 28, 2018.

k	All or a portion of the security is on loan.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Portfolio as of September 28, 2018 was $11,801,702 or 6.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 28, 2018.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$208,976
Antler Mortgage Trust, 7/25/2022	9/21/2018	724,991
Apidos CLO XVIII, 7/22/2026	4/4/2017	200,000
Apidos CLO XXIV, 10/20/2030	8/23/2018	460,000
Assurant CLO III, Ltd., 10/20/2031	7/27/2018	450,000
Babson CLO, Ltd., 7/20/2029	5/18/2018	450,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	425,103
Cascade Funding Mortgage Trust, 6/25/2048	6/29/2018	244,056
CIM Trust, 12/25/2057	4/23/2018	321,756
CLUB Credit Trust, 4/17/2023	6/14/2017	4,617

Security	Acquisition Date	Cost
College Ave Student Loans, LLC, 11/26/2046	7/11/2017	$246,656
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	56,725
Digicel, Ltd., 4/15/2021	8/19/2013	185,220
Foundation Finance Trust, 7/15/2033	12/6/2017	261,464
FRS, LLC, 4/15/2043	11/17/2016	17,202
Harley Marine Financing, LLC, 5/15/2043	5/9/2018	272,247
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	425,000
Myers Park CLO, Ltd., 10/20/2030	8/16/2018	425,000
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	299,717
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	275,000
OHA Credit Funding 1, Ltd., 10/20/2030	8/24/2018	360,000
OZLM Funding II, Ltd., 7/30/2031	8/17/2018	710,000
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	86,469
Preston Ridge Partners Mortgage Trust, LLC, 4/25/2023	4/26/2018	276,084
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	169,343
Radnor RE, Ltd., 3/25/2028	3/13/2018	400,000
RCO 2017-INV1 Trust, 11/25/2052	11/6/2017	346,573
Sound Point CLO X, Ltd., 1/20/2028	6/5/2018	375,000
Sound Point CLO XXI, Ltd., 10/26/2031	8/29/2018	700,000
Spirit Master Funding, LLC, 12/20/2047	1/23/2018	549,357
THL Credit Wind River CLO, Ltd., 10/22/2031	9/21/2018	1,075,000
Toorak Mortgage Corporation, Ltd., 8/25/2021	8/3/2018	549,999
Upstart Securitization Trust, 6/20/2024	6/13/2017	68,722
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	217,912

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Portfolio as of September 28, 2018:

Securities Lending Transactions
Taxable Debt Security	$759,283
Common Stock	261,525
Preferred Stock	258,176

Total lending	$1,278,984
Gross amount payable upon return of collateral for securities loaned	$1,323,891

Net amounts due to counterparty	$44,907

Definitions:

CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
Ser.	-	Series

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
238

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
239

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,528,797	–	2,978,195	550,602
Capital Goods	2,741,814	–	2,741,814	–
Communications Services	15,408,178	–	15,408,178	–
Consumer Cyclical	7,784,041	–	7,784,041	–
Consumer Non-Cyclical	11,604,841	–	11,604,841	–
Energy	2,667,385	–	2,349,382	318,003
Financials	8,909,853	–	8,664,241	245,612
Technology	3,345,395	–	3,345,395	–
Transportation	1,093,251	–	1,093,251	–
Utilities	1,500,887	–	1,500,887	–
Long-Term Fixed Income
Asset-Backed Securities	13,018,824	–	9,999,355	3,019,469
Basic Materials	2,399,721	–	2,399,721	–
Capital Goods	2,836,472	–	2,836,472	–
Collateralized Mortgage Obligations	10,014,725	–	10,014,725	–
Commercial Mortgage-Backed Securities	637,197	–	393,140	244,057
Communications Services	3,948,777	–	3,948,777	–
Consumer Cyclical	5,308,096	–	5,308,096	–
Consumer Non-Cyclical	5,216,488	–	5,216,488	–
Energy	5,414,609	–	5,414,609	–
Financials	11,061,015	–	11,061,015	–
Mortgage-Backed Securities	19,390,030	–	18,665,175	724,855
Technology	2,779,705	–	2,779,705	–
Transportation	759,037	–	759,037	–
Utilities	2,268,956	–	2,268,956	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	3,721,714	3,721,714	–	–
Equity Funds/Exchange Traded Funds	155,966	155,966	–	–
Preferred Stock
Consumer Staples	61,515	61,515	–	–
Energy	473,256	473,256	–	–
Financials	1,138,023	625,733	512,290	–
Real Estate	61,488	61,488	–	–
Common Stock
Energy	277,533	277,533	–	–
Financials	367,645	367,645	–	–
Materials	130,572	130,572	–	–
Utilities	159,564	159,564	–	–
Short-Term Investments	498,597	–	498,597	–

Subtotal Investments in Securities	$150,683,967	$6,034,986	$139,546,383	$5,102,598

Other Investments *	Total

Affiliated Registered Investment Companies	25,976,238
Short-Term Investments	21,743,517
Collateral Held for Securities Loaned	1,323,891

Subtotal Other Investments	$49,043,646

Total Investments at Value	$199,727,613

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	38,800	38,800	–	–

Total Asset Derivatives	$38,800	$38,800	$–	$–

Liability Derivatives
Futures Contracts	154,578	154,578	–	–

Total Liability Derivatives	$154,578	$154,578	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
240

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

The following table presents Opportunity Income Plus Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $498,597 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	30	December 2018	$3,599,791	($36,354)
CBOT 5-Yr. U.S. Treasury Note	14	December 2018	1,584,825	(10,153)
CBOT U.S. Long Bond	7	December 2018	1,005,632	(22,132)
CME Ultra Long Term U.S. Treasury Bond	10	December 2018	1,603,158	(60,346)

Total Futures Long Contracts			$7,793,406	($128,985)

CBOT 2-Yr. U.S. Treasury Note	(41)	December 2018	($8,669,453)	$29,344
CME E-mini S&P 500 Index	(20)	December 2018	(2,893,407)	(25,593)
Ultra 10-Yr. U.S. Treasury Note	(4)	December 2018	(513,456)	9,456

Total Futures Short Contracts			($12,076,316)	$13,207

Total Futures Contracts			($4,282,910)	($115,778)

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$11,859	$15,380	$–	2,811	$25,976	14.5%

Total Affiliated Fixed Income Holdings	11,859				25,976	14.5

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	33,974	57,714	69,944	2,174	21,744	12.2

Total Affiliated Short-Term Investments	33,974				21,744	12.2

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	110	11,827	10,613	1,324	1,324	0.7

Total Collateral Held for Securities Loaned	110				1,324	0.7

Total Value	$45,943				$49,044

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(1,263)	–	$744
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	–	–	–	451

Total Income from Affiliated Investments				$1,195

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	6

Total Affiliated Income from Securities Loaned, Net				$6

Total Value	$–	$(1,263)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
241

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (99.1%)	Value
Consumer Discretionary (13.0%)
2,080	Amazon.com, Inc.[a]	$4,166,240
7,400	Aptiv plc	620,860
5,100	Carter’s, Inc.	502,860
8,300	Dollar Tree, Inc.[a]	676,865
7,900	Home Depot, Inc.	1,636,485
7,000	McDonald’s Corporation	1,171,030
4,200	Mohawk Industries, Inc.[a]	736,470
23,320	Service Corporation International	1,030,744
18,400	Starbucks Corporation	1,045,856
13,400	TJX Companies, Inc.	1,501,068
16,900	Walt Disney Company	1,976,286

	Total	15,064,764

Consumer Staples (6.2%)
24,800	Conagra Brands, Inc.	842,456
5,800	Constellation Brands, Inc.	1,250,596
16,400	Herbalife Nutrition, Ltd.[a]	894,620
24,800	Mondelez International, Inc.	1,065,408
16,900	Philip Morris International, Inc.	1,378,026
9,100	Post Holdings, Inc.[a]	892,164
26,200	US Foods Holding Corporation[a]	807,484

	Total	7,130,754

Energy (5.8%)
12,200	Concho Resources, Inc.[a]	1,863,550
25,800	Delek US Holdings, Inc.	1,094,694
18,800	Diamondback Energy, Inc.	2,541,572
6,800	Pioneer Natural Resources Company	1,184,492

	Total	6,684,308

Financials (13.7%)
18,600	American International Group, Inc.	990,264
63,000	Boston Private Financial Holdings, Inc.	859,950
15,920	Capital One Financial Corporation	1,511,286
29,200	Citigroup, Inc.	2,094,808
10,500	CME Group, Inc.	1,787,205
16,900	Discover Financial Services	1,292,005
28,400	Essent Group, Ltd.[a]	1,256,700
58,600	F.N.B. Corporation	745,392
17,300	Hartford Financial Services Group, Inc.	864,308
17,700	J.P. Morgan Chase & Company	1,997,268
42,200	KeyCorp	839,358
91,460	Regions Financial Corporation	1,678,291

	Total	15,916,835

Health Care (14.3%)
8,300	Alexion Pharmaceuticals, Inc.[a]	1,153,783
41,000	AstraZeneca plc ADR	1,622,370
8,500	Becton, Dickinson and Company	2,218,500
20,100	Bristol-Myers Squibb Company	1,247,808
20,850	Danaher Corporation	2,265,561
9,744	Envision Healthcare Corporation[a]	445,593
3,300	Humana, Inc.	1,117,116
7,100	Loxo Oncology, Inc.[a]	1,212,893
10,200	Sarepta Therapeutics, Inc.[a]	1,647,402
2,200	UnitedHealth Group, Inc.	585,288
10,000	Vertex Pharmaceuticals, Inc.[a]	1,927,400
8,100	Zimmer Biomet Holdings, Inc.	1,064,907

	Total	16,508,621

Industrials (10.3%)
7,720	Alaska Air Group, Inc.	531,599
14,300	Colfax Corporation[a]	515,658
4,120	FedEx Corporation	992,055

Shares	Common Stock (99.1%)	Value
Industrials (10.3%) - continued
22,625	Fortive Corporation	$1,905,025
17,800	Fortune Brands Home and Security, Inc.	932,008
11,710	IDEX Corporation	1,764,229
20,300	Ingersoll-Rand plc	2,076,690
6,200	Lockheed Martin Corporation	2,144,952
9,150	WABCO Holdings, Inc.[a]	1,079,151

	Total	11,941,367

Information Technology (25.7%)
16,600	Activision Blizzard, Inc.	1,380,954
7,170	Adobe Systems, Inc.[a]	1,935,542
12,300	Agilent Technologies, Inc.	867,642
3,980	Alphabet, Inc., Class Aa	4,804,178
30,400	CommScope Holding Company, Inc.[a]	935,104
14,000	Ellie Mae, Inc.[a]	1,326,780
300	Facebook, Inc.[a]	49,338
32,800	Inphi Corporation[a,b]	1,245,744
55,500	Intel Corporation	2,624,595
74,000	Marvell Technology Group, Ltd.	1,428,200
48,400	Microsoft Corporation	5,535,508
3,800	MongoDB, Inc.[a]	309,890
11,840	Monolithic Power Systems, Inc.	1,486,275
10,000	Okta, Inc.[a]	703,600
9,400	Paycom Software, Inc.[a]	1,460,854
4,600	Proofpoint, Inc.[a]	489,118
14,200	Salesforce.com, Inc.[a]	2,258,226
3,700	Tyler Technologies, Inc.[a]	906,722

	Total	29,748,270

Materials (2.6%)
20,900	Alcoa Corporation[a]	844,360
7,430	Eagle Materials, Inc.	633,333
6,900	LyondellBasell Industries NV	707,319
7,700	Packaging Corporation of America	844,613

	Total	3,029,625

Real Estate (3.0%)
7,600	Boston Properties, Inc.	935,484
48,000	Brandywine Realty Trust	754,560
5,900	Public Storage, Inc.	1,189,617
27,186	RLJ Lodging Trust	598,907

	Total	3,478,568

Telecommunications Services (1.7%)
25,000	AT&T, Inc.	839,500
6,110	T-Mobile US, Inc.[a]	428,800
20,900	Zayo Group Holdings, Inc.[a]	725,648

	Total	1,993,948

Utilities (2.8%)
11,340	Atmos Energy Corporation	1,064,939
11,900	Entergy Corporation	965,447
12,100	Evergy, Inc.	664,532
18,200	PPL Corporation	532,532

	Total	3,227,450

	Total Common Stock (cost $87,932,716)	114,724,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
242

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Collateral Held for Securities Loaned (0.9%)	Value
1,071,000	Thrivent Cash Management Trust	$1,071,000

	Total Collateral Held for Securities Loaned (cost $1,071,000)	1,071,000

Shares or Principal Amount	Short-Term Investments (0.9%)	Value
	Thrivent Core Short-Term Reserve Fund
110,505	2.340%	1,105,049

	Total Short-Term Investments (cost $1,105,049)	1,105,049

	Total Investments (cost $90,108,765) 100.9%	$116,900,559

	Other Assets and Liabilities, Net (0.9%)	(1,088,066)

	Total Net Assets 100.0%	$115,812,493

a	Non-income producing security.
b	All or a portion of the security is on loan.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner All Cap Portfolio as of September 28, 2018:

Securities Lending Transactions
Common Stock	$1,063,440
Total lending	$1,063,440
Gross amount payable upon return of collateral for securities loaned	$1,071,000
Net amounts due to counterparty	$7,560

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	15,064,764	15,064,764	–	–
Consumer Staples	7,130,754	7,130,754	–	–
Energy	6,684,308	6,684,308	–	–
Financials	15,916,835	15,916,835	–	–
Health Care	16,508,621	16,508,621	–	–
Industrials	11,941,367	11,941,367	–	–
Information Technology	29,748,270	29,748,270	–	–
Materials	3,029,625	3,029,625	–	–
Real Estate	3,478,568	3,478,568	–	–
Telecommunications Services	1,993,948	1,993,948	–	–
Utilities	3,227,450	3,227,450	–	–
Subtotal Investments in Securities	$114,724,510	$114,724,510	$–	$–

Other Investments *	Total

Short-Term Investments	1,105,049
Collateral Held for Securities Loaned	1,071,000

Subtotal Other Investments	$2,176,049

Total Investments at Value	$116,900,559

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
243

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$945	$13,037	$12,877	111	$1,105	0.9%
Total Affiliated Short-Term Investments	945				1,105	0.9
Collateral held for Securities Loaned
Cash Management Trust-Collateral Investment	–	13,957	12,886	1,071	1,071	0.9
Total Collateral Held for Securities Loaned	–				1,071	0.9
Total Value	$945				$2,176

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$19
Total Income from Affiliated Investments				$19
Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	–	–	–	13
Total Affiliated Income from Securities Loaned, Net				$13
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
244

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (92.8%)	Value
Brazil (10.3%)
277,400	Ambev SA	$1,263,860
313,674	Banco Bradesco SA ADR	2,220,814
101,300	BRF SAa	549,574
144,318	Lojas Renner SA	1,106,359
167,868	Multiplan Empreendimentos Imobiliarios SA	781,032
79,186	Ultrapar Participacoes SA	731,165
166,812	Vale SA ADR	2,475,490

	Total	9,128,294

Cayman Islands (10.7%)
10,998	Autohome, Inc. ADR	851,355
424,000	China Resources Land, Ltd.	1,485,740
25,427	Huazhu Group, Ltd. ADR	821,292
35,700	Sunny Optical Technology Group Company, Ltd.	412,159
132,600	Tencent Holdings, Ltd.	5,414,168
44,000	Wuxi Biologics (Cayman), Inc.[a,b]	445,263

	Total	9,429,977

Chile (2.0%)
29,770	Banco Santander Chile SA ADR	952,045
100,640	S.A.C.I. Falabella	819,137

	Total	1,771,182

China (11.3%)
11,783	58.com, Inc. ADR[a]	867,229
139,200	China International Travel Service Corporation, Ltd.	1,375,923
246,117	Hangzhou Hikvision Digital Technology Company, Ltd.	1,028,649
18,595	Kweichow Moutai Company, Ltd.	1,973,409
150,700	Midea Group Company, Ltd.[c]	887,814
248,500	Ping An Insurance Company of China, Ltd.	2,517,357
159,282	Shanghai International Airport Company, Ltd.	1,361,834

	Total	10,012,215

Hong Kong (7.2%)
266,000	AIA Group, Ltd.	2,371,901
154,000	China Mobile, Ltd.	1,514,104
344,000	Hang Lung Group, Ltd.	916,180
132,000	Hang Lung Properties, Ltd.	257,504
44,408	Hong Kong Exchanges & Clearing, Ltd.	1,268,940

	Total	6,328,629

Hungary (0.5%)
22,810	Richter Gedeon Nyrt	426,587

	Total	426,587

India (13.0%)
152,607	Aditya Birla Capital, Ltd.[a]	241,453
73,505	Grasim Industries, Ltd.	1,036,335
25,850	Grasim Industries, Ltd. GDR	363,175
19,300	Hero Motocorp, Ltd.	781,091
52,705	Hindustan Unilever, Ltd.	1,169,691
109,290	Housing Development Finance Corporation	2,645,469
393,679	ITC, Ltd.	1,617,384
70,038	Kotak Mahindra Bank, Ltd.	1,103,582
51,962	Tata Consultancy Services, Ltd.	1,565,358
16,447	Ultra Tech Cement, Ltd.	921,537

	Total	11,445,075

Shares	Common Stock (92.8%)	Value
Indonesia (5.0%)
3,665,900	Astra International Tbk PT	$1,806,179
675,400	Indocement Tunggal Prakarsa Tbk PT	838,224
1,071,800	PT Bank Central Asia Tbk	1,736,049

	Total	4,380,452

Malaysia (1.5%)
216,000	Public Bank Berhad	1,304,587

	Total	1,304,587

Mexico (6.0%)
18,300	Fomento Economico Mexicano SAB de CV ADR	1,811,151
77,700	Grupo Aeroportuario del Sureste, SAB de CV	1,587,714
258,913	Grupo Financiero Banorte SAB de CV ADR	1,873,017

	Total	5,271,882

Philippines (3.3%)
61,155	Ayala Corporation	1,050,135
1,031,900	Ayala Land, Inc.	764,897
704,366	Bank of the Philippine Islands	1,086,041

	Total	2,901,073

Poland (0.8%)
23,419	Bank Pekao SA	673,998

	Total	673,998

Russia (3.1%)
25,959	Lukoil ADR	1,987,769
12,919	Magnit PJSC	754,468

	Total	2,742,237

South Africa (3.6%)
88,421	Massmart Holdings, Ltd.	646,154
119,800	MTN Group, Ltd.	741,870
3,700	Naspers, Ltd.	796,791
168,308	Truworths International, Ltd.	992,702

	Total	3,177,517

South Korea (3.4%)
2,111	Amorepacific Corporation	261,636
5,081	Amorepacific Group	427,261
3,356	LG Chem, Ltd.	1,105,616
1,853	NAVER Corporation	1,196,037

	Total	2,990,550

Taiwan (5.4%)
559,499	Taiwan Semiconductor Manufacturing Company, Ltd.	4,774,505

	Total	4,774,505

Thailand (2.6%)
117,500	Siam Cement pcl	1,706,943
137,000	Siam Commercial Bank pcl	631,166

	Total	2,338,109

Turkey (1.1%)
70,836	BIM Birlesik Magazalar AS	953,543

	Total	953,543

United Kingdom (0.5%)
52,554	Standard Chartered plc	435,423

	Total	435,423

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
245

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (92.8%)	Value
United States (1.5%)
37,588	Yum China Holding, Inc.	$1,319,715

	Total	1,319,715

	Total Common Stock (cost $75,143,758)	81,805,550

Shares	Preferred Stock (6.2%)
South Korea (6.2%)
159,780	Samsung Electronics Company, Ltd.	5,449,657

	Total	5,449,657

	Total Preferred Stock (cost $2,907,281)	5,449,657

Shares or Principal Amount	Short-Term Investments (0.7%)
	Thrivent Core Short-Term Reserve Fund
58,516	2.340%	585,162

	Total Short-Term Investments (cost $585,162)	585,162

	Total Investments (cost $78,636,201) 99.7%	$87,840,369

	Other Assets and Liabilities, Net 0.3%	275,898

	Total Net Assets 100.0%	$88,116,267

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $445,263 or 0.5% of total net assets.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	10,707,003	2,141,007	7,678,182	887,814
Consumer Staples	11,840,290	1,811,151	10,029,139	–
Energy	2,718,934	–	2,718,934	–
Financials	22,111,977	3,172,859	18,939,118	–
Health Care	871,850	–	871,850	–
Industrials	4,435,288	–	4,435,288	–
Information Technology	14,668,652	1,718,584	12,950,068	–
Materials	9,475,969	2,475,490	7,000,479	–
Real Estate	2,719,613	–	2,719,613	–
Telecommunications Services	2,255,974	–	2,255,974	–
Preferred Stock Information Technology	5,449,657	–	5,449,657	–
Subtotal Investments in Securities	$87,255,207	$11,319,091	$75,048,302	$887,814

Other Investments *	Total

Short-Term Investments	585,162
Subtotal Other Investments	$585,162

Total Investments at Value	$87,840,369

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
246

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent Entities.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$1,803	$14,882	$16,100	59	$585	0.7%

Total Affiliated Short-Term Investments	1,803				585	0.7

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	6,456	6,456	–	–	–

Total Collateral Held for Securities Loaned	–				–	–

Total Value	$1,803				$585

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$27

Total Income from Affiliated Investments				$27

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1

Total Affiliated Income from Securities Loaned, Net				$1

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
247

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (99.2%)	Value
Consumer Discretionary (24.5%)
11,832	Amazon.com, Inc.[a]	$23,699,496
24,019	Aptiv plc	2,015,194
3,182	Booking Holdings, Inc.[a]	6,313,088
7,912	Dollar General Corporation	864,782
22,025	Dollar Tree, Inc.[a]	1,796,139
37,970	Dollarama, Inc.	1,196,144
10,932	Ferrari NVb	1,496,700
7,029	Hilton Worldwide Holdings, Inc.	567,803
23,054	Las Vegas Sands Corporation	1,367,794
11,000	McDonald’s Corporation	1,840,190
35,200	MGM Resorts International	982,432
9,542	Netflix, Inc.[a]	3,569,948
29,075	NIKE, Inc.	2,463,234
323	NVR, Inc.[a]	798,068
17,728	Tesla, Inc.[a,b]	4,693,842
25,972	Walt Disney Company	3,037,166
15,128	Wynn Resorts, Ltd.	1,922,164

	Total	58,624,184

Consumer Staples (1.4%)
4,095	PepsiCo, Inc.	457,821
34,361	Philip Morris International, Inc.	2,801,796

	Total	3,259,617

Financials (5.7%)
56,883	Charles Schwab Corporation	2,795,800
17,197	Chubb, Ltd.	2,298,207
4,482	First Republic Bank	430,272
25,700	Intercontinental Exchange, Inc.	1,924,673
16,048	J.P. Morgan Chase & Company	1,810,856
31,120	Morgan Stanley	1,449,258
53,415	TD Ameritrade Holding Corporation	2,821,915

	Total	13,530,981

Health Care (14.6%)
14,935	Alexion Pharmaceuticals, Inc.[a]	2,076,114
11,193	Anthem, Inc.	3,067,442
19,254	Becton, Dickinson and Company	5,025,294
11,700	Celgene Corporation[a]	1,047,033
14,525	Centene Corporation[a]	2,102,929
13,268	CIGNA Corporation	2,763,061
863	HCA Healthcare, Inc.	120,061
7,098	Intuitive Surgical, Inc.[a]	4,074,252
24,090	Stryker Corporation	4,280,311
22,971	UnitedHealth Group, Inc.	6,111,205
17,727	Vertex Pharmaceuticals, Inc.[a]	3,416,702
2,983	Wellcare Health Plans, Inc.[a]	956,022

	Total	35,040,426

Industrials (9.0%)
21,381	Boeing Company	7,951,594
14,847	Equifax, Inc.	1,938,573
25,272	Fortive Corporation	2,127,902
11,846	Honeywell International, Inc.	1,971,174
6,400	Northrop Grumman Corporation	2,031,168
7,814	Roper Industries, Inc.	2,314,585
29,061	TransUnion	2,138,308
11,201	Wabtec Corporation[b]	1,174,761

	Total	21,648,065

Shares	Common Stock (99.2%)	Value
Information Technology (40.7%)
20,122	Activision Blizzard, Inc.	1,673,949
34,653	Alibaba Group Holding, Ltd. ADR[a]	5,709,428
5,365	Alphabet, Inc., Class Aa	6,475,984
6,005	Alphabet, Inc., Class Ca	7,166,787
10,017	Apple, Inc.	2,261,238

Information Technology (40.7%) - continued
8,016	ASML Holding NV GDR	$1,507,168
15,547	Electronic Arts, Inc.[a]	1,873,258
41,115	Facebook, Inc.[a]	6,761,773
16,288	Fidelity National Information
	Services, Inc.	1,776,532
22,755	Fiserv, Inc.[a]	1,874,557
2,900	IAC/InterActiveCorporation[a]	628,488
15,225	Intuit, Inc.	3,462,165
30,562	MasterCard, Inc.	6,803,407
109,933	Microsoft Corporation[b]	12,573,037
11,600	NVIDIA Corporation	3,259,832
27,376	PayPal Holdings, Inc.[a]	2,404,708
20,373	Red Hat, Inc.[a]	2,776,432
22,431	Salesforce.com, Inc.[a]	3,567,202
7,150	ServiceNow, Inc.[a]	1,398,755
126,459	Symantec Corporation	2,691,048
124,000	Tencent Holdings, Ltd.	5,063,023
54,161	Visa, Inc.	8,129,024
12,929	VMware, Inc.[a]	2,017,700
13,092	Workday, Inc.[a]	1,911,170
34,850	Worldpay, Inc.[a]	3,529,260

	Total	97,295,925

Materials (0.6%)
21,227	DowDuPont, Inc.	1,365,108

	Total	1,365,108

Real Estate (1.2%)
26,665	Crown Castle International Corporation	2,968,614

	Total	2,968,614

Utilities (1.5%)
9,079	American Water Works Company, Inc.	798,680
5,012	NextEra Energy, Inc.	840,011
16,160	Sempra Energy	1,838,200

	Total	3,476,891

	Total Common Stock (cost $147,545,205)	237,209,811

Shares	Preferred Stock (0.1%)	Value
Consumer Discretionary (0.1%)
2,943	Airbnb, Inc., Series D, Convertible*,a,c	345,538

	Total	345,538

	Total Preferred Stock (cost $119,818)	345,538

Principal Amount	Long-Term Fixed Income (0.1%)	Value
Consumer Cyclical (0.1%)
	Caesars Entertainment Corporation, Convertible
$198,163	5.000%, 10/1/2024	322,726

	Total	322,726

	Total Long-Term Fixed Income (cost $513,062)	322,726

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
248

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Collateral Held for Securities Loaned (2.4%)	Value
5,677,575	Thrivent Cash Management Trust	$5,677,575

	Total Collateral Held for Securities Loaned (cost $5,677,575)	5,677,575

Shares or Principal Amount	Short-Term Investments (0.5%)	Value
	Thrivent Core Short-Term Reserve Fund
115,913	2.340%	1,159,129

	Total Short-Term Investments (cost $1,159,130)	1,159,129

	Total Investments (cost $155,014,790) 102.3%	$244,714,779

	Other Assets and Liabilities, Net (2.3%)	(5,513,219)

	Total Net Assets 100.0%	$239,201,560

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Growth Stock Portfolio as of September 28, 2018 was $345,538 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 28, 2018.

Security	Acquisition Date	Cost
Airbnb, Inc., Series D, Convertible	4/16/2014	$119,818

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Growth Stock Portfolio as of September 28, 2018:

Securities Lending Transactions
Common Stock	$4,986,475

Total lending	$4,986,475
Gross amount payable upon return of collateral for securities loaned	$5,677,575

Net amounts due to counterparty	$691,100

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
249

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	58,624,184	57,428,040	1,196,144	–
Consumer Staples	3,259,617	3,259,617	–	–
Financials	13,530,981	13,530,981	–	–
Health Care	35,040,426	35,040,426	–	–
Industrials	21,648,065	21,648,065	–	–
Information Technology	97,295,925	92,232,902	5,063,023	–
Materials	1,365,108	1,365,108	–	–
Real Estate	2,968,614	2,968,614	–	–
Utilities	3,476,891	3,476,891	–	–
Long-Term Fixed Income
Consumer Cyclical	322,726	–	322,726	–
Preferred Stock
Consumer Discretionary	345,538	–	–	345,538

Subtotal Investments in Securities	$237,878,075	$230,950,644	$6,581,893	$345,538

Other Investments *	Total

Short-Term Investments	1,159,129
Collateral Held for Securities Loaned	5,677,575

Subtotal Other Investments	$6,836,704

Total Investments at Value	$244,714,779

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$1,832	$34,197	$34,870	116	$1,159	0.5%

Total Affiliated Short-Term Investments	1,832				1,159	0.5

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	48,199	42,521	5,678	5,678	2.4

Total Collateral Held for Securities Loaned	–				5,678	2.4

Total Value	$1,832				$6,837

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$28

Total Income from Affiliated Investments				$28

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	33

Total Affiliated Income from Securities Loaned, Net				$33

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
250

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (98.2%)	Value
Biotechnology (17.7%)
21,900	ACADIA Pharmaceuticals, Inc.[a,b]	$454,644
22,380	Acceleron Pharma, Inc.[b]	1,280,808
9,280	Agios Pharmaceuticals, Inc.[b]	715,674
15,800	Alexion Pharmaceuticals, Inc.[b]	2,196,358
3,487	Allakos, Inc.[b]	156,880
4,800	Alnylam Pharmaceuticals, Inc.[b]	420,096
16,828	Amgen, Inc.	3,488,276
13,125	Amicus Therapeutics, Inc.[b]	158,681
1,200	AnaptysBio, Inc.[b]	119,724
8,471	Apellis Pharmaceuticals, Inc.[b]	150,614
14,692	Arena Pharmaceuticals, Inc.[b]	676,126
14,390	Biogen, Inc.[b]	5,084,131
4,130	Biohaven Pharmaceutical Holding Company, Ltd.[b]	155,082
18,789	BioMarin Pharmaceutical, Inc.[b]	1,821,969
1,300	Bluebird Bio, Inc.[b]	189,800
2,000	Blueprint Medicines Corporation[b]	156,120
8,797	Cellectis SAb	248,251
25,300	Checkpoint Therapeutics, Inc.[b]	90,574
22,500	Corbus Pharmaceuticals Holdings, Inc.[a,b]	169,875
6,600	Cytokinetics, Inc.[b]	65,010
4,639	Eidos Therapeutics, Inc.[a,b]	46,297
3,300	Galapagos NV ADR[b]	371,019
21,910	Gilead Sciences, Inc.	1,691,671
17,390	Halozyme Therapeutics, Inc.[b]	315,976
20,139	Incyte Corporation[b]	1,391,202
17,244	InflaRx NVb	591,814
28,900	Insmed, Inc.[b]	584,358
1,500	Intercept Pharmaceuticals, Inc.[a,b]	189,540
1,200	Madrigal Pharmaceuticals, Inc.[b]	256,956
5,300	Neurocrine Biosciences, Inc.[b]	651,635
2,364	Principia Biopharma, Inc.[b]	69,076
3,800	Ra Pharmaceuticals, Inc.[b]	68,742
4,050	Regeneron Pharmaceuticals, Inc.[b]	1,636,362
1,753	Rubius Therapeutics, Inc.[b]	42,072
7,900	Sage Therapeutics, Inc.[b]	1,115,875
24,780	Sarepta Therapeutics, Inc.[b]	4,002,218
29,700	Seattle Genetics, Inc.[b]	2,290,464
5,400	Spark Therapeutics, Inc.[b]	294,570
32,400	Spectrum Pharmaceuticals, Inc.[b]	544,320
3,336	Sutro Biopharma, Inc.[b]	50,040
9,130	Syndax Pharmaceuticals, Inc.[b]	73,770
10,670	TESARO, Inc.[a,b]	416,237
10,200	Ultragenyx Pharmaceutical, Inc.[b]	778,668
24,020	Vertex Pharmaceuticals, Inc.[b]	4,629,615

	Total	39,901,190

Consumer Discretionary (0.7%)
34,900	Service Corporation International	1,542,580

	Total	1,542,580

Health Care Distributors (0.4%)
9,510	AmerisourceBergen Corporation	877,012

	Total	877,012

Health Care Equipment (27.0%)
148,290	Abbott Laboratories	10,878,555
43,610	Baxter International, Inc.	3,361,895
16,190	Becton, Dickinson and Company	4,225,590
246,620	Boston Scientific Corporation[b]	9,494,870
13,641	Edwards Lifesciences Corporation[b]	2,374,898
14,300	Globus Medical, Inc.[b]	811,668
7,120	Intuitive Surgical, Inc.[b]	4,086,880
8,930	iRhythm Technologies, Inc.[b]	845,314
22,300	Masimo Corporation[b]	2,777,242

Shares	Common Stock (98.2%)	Value
Health Care Equipment (27.0%) - continued
99,620	Medtronic plc	$9,799,619
8,387	Nevro Corporation[b]	478,059
5,800	PerkinElmer, Inc.	564,166
19,250	ResMed, Inc.	2,220,295
31,320	Stryker Corporation	5,564,938
4,880	Teleflex, Inc.	1,298,519
8,700	Varian Medical Systems, Inc.[b]	973,791
6,900	Zimmer Biomet Holdings, Inc.	907,143

	Total	60,663,442

Health Care Facilities (0.8%)
12,640	HCA Healthcare, Inc.	1,758,477

	Total	1,758,477

Health Care Services (2.9%)
14,630	Amedisys, Inc.[b]	1,828,165
10,290	DaVita, Inc.[b]	737,073
36,040	Quest Diagnostics, Inc.	3,889,076

	Total	6,454,314

Health Care Supplies (<0.1%)
3,513	Establishment Labs Holdings, Inc.[b]	84,663

	Total	84,663

Health Care Technology (0.8%)
22,100	Teladoc Health, Inc.[b]	1,908,335

	Total	1,908,335

Life Sciences Tools & Services (3.9%)
14,920	Agilent Technologies, Inc.	1,052,457
5,500	Charles River Laboratories International, Inc.[b]	739,970
3,100	Illumina, Inc.[b]	1,137,886
6,100	IQVIA Holding, Inc.[b]	791,414
28,400	Qiagen NVb	1,075,792
16,150	Thermo Fisher Scientific, Inc.	3,941,892

	Total	8,739,411

Managed Health Care (17.7%)
20,900	Anthem, Inc.	5,727,645
24,950	Centene Corporation[b]	3,612,261
21,419	CIGNA Corporation	4,460,507
7,500	HealthEquity, Inc.[b]	708,075
16,320	Humana, Inc.	5,524,646
4,300	Molina Healthcare, Inc.[b]	639,410
67,429	UnitedHealth Group, Inc.	17,938,811
3,800	Wellcare Health Plans, Inc.[b]	1,217,862

	Total	39,829,217

Pharmaceuticals (26.3%)
21,160	Allergan plc	4,030,557
2,720	Arvinas, Inc.[b]	45,887
2,966	Assembly Biosciences, Inc.[b]	110,157
40,700	AstraZeneca plc	3,172,342
37,050	AstraZeneca plc ADR	1,466,069
91,290	Bristol-Myers Squibb Company	5,667,283
9,300	Chugai Pharmaceutical Company, Ltd.	597,835
6,363	Elanco Animal Health, Inc.[b]	222,005
39,930	Eli Lilly and Company	4,284,888
183,500	Hua Medicine[b,c]	193,853
6,100	Jazz Pharmaceuticals, Inc.[b]	1,025,593
38,949	Johnson & Johnson	5,381,583
10,800	Medicines Company[a,b]	323,028
99,361	Merck & Company, Inc.	7,048,669
16,640	Merck KGaA	1,719,255

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
251

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (98.2%)	Value
Pharmaceuticals (26.3%) - continued
4,300	Nektar Therapeutics[b]	$262,128
13,020	Novartis AG ADR	1,121,803
43,420	Novo Nordisk AS ADR	2,046,819
291,315	Pfizer, Inc.	12,838,252
6,150	Reata Pharmaceuticals, Inc.[b]	502,824
12,580	Sanofi	1,123,987
30,850	Sanofi ADR	1,378,070
34,700	Teva Pharmaceutical Industries, Ltd. ADR	747,438
2,780	Theravance Biopharma, Inc.[b]	90,823
5,388	Tricida, Inc.[b]	164,603
3,887	Urovant Sciences, Ltd.[b]	46,644
70,500	Wuxi Biologics (Cayman), Inc.[b,c]	713,432
31,370	Zoetis, Inc.	2,872,237

	Total	59,198,064

	Total Common Stock (cost $181,369,023)	220,956,705

Shares	Collateral Held for Securities Loaned (0.5%)	Value
1,041,095	Thrivent Cash Management Trust	1,041,095

	Total Collateral Held for Securities Loaned (cost $1,041,095)	1,041,095

Shares or Principal Amount	Short-Term Investments (1.4%)	Value
	Thrivent Core Short-Term Reserve Fund
317,935	2.340%	3,179,350

	Total Short-Term Investments (cost $3,179,350)	3,179,350

	Total Investments (cost $185,589,468) 100.1%	$225,177,150

	Other Assets and Liabilities, Net (0.1%)	(184,646)

	Total Net Assets 100.0%	$224,992,504

a	All or a portion of the security is on loan.
b	Non-income producing security.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $907,285 or 0.4% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Healthcare Portfolio as of September 28, 2018:

Securities Lending Transactions
Common Stock	$1,029,267
Total lending	$1,029,267
Gross amount payable upon return of collateral for securities loaned	$1,041,095
Net amounts due to counterparty	$11,828

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
252

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	39,901,190	39,901,190	–	–
Consumer Discretionary	1,542,580	1,542,580	–	–
Health Care Distributors	877,012	877,012	–	–
Health Care Equipment	60,663,442	60,663,442	–	–
Health Care Facilities	1,758,477	1,758,477	–	–
Health Care Services	6,454,314	6,454,314	–	–
Health Care Supplies	84,663	84,663	–	–
Health Care Technology	1,908,335	1,908,335	–	–
Life Sciences Tools & Services	8,739,411	8,739,411	–	–
Managed Health Care	39,829,217	39,829,217	–	–
Pharmaceuticals	59,198,064	51,677,360	7,520,704	–

Subtotal Investments in Securities	$220,956,705	$213,436,001	$7,520,704	$–

Other Investments *	Total
Short-Term Investments	3,179,350
Collateral Held for Securities Loaned	1,041,095

Subtotal Other Investments	$4,220,445

Total Investments at Value	$225,177,150

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	22,549	–	22,549	–

Total Asset Derivatives	$22,549	$–	$22,549	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
253

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

The following table presents Partner Healthcare Portfolio’s foreign currency forward contracts held as of September 28, 2018.

Foreign Currency Forward Contracts
Currency to Deliver	Counterparty	Contracts to Deliver	Currency to Receive	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Euro	SSB	1,503,400	USD	10/11/2018	$1,747,238	$22,549

Total					$1,747,238	$22,549

Net Unrealized Appreciation/(Depreciation) on Foreign Currency Forward Contracts						$22,549

Counterparty:
SSB	-	State Street Bank

Currency:
USD	-	United States Dollar

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$4,396	$27,096	$28,313	318	$3,179	1.4%

Total Affiliated Short-Term Investments	4,396				3,179	1.4

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	21,653	20,612	1,041	1,041	0.5

Total Collateral Held for Securities Loaned	–				1,041	0.5

Total Value	$4,396				$4,220

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$74

Total Income from Affiliated Investments				$74

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	8

Total Affiliated Income from Securities Loaned, Net				$8

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
254

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (86.5%)	Value
Australia (5.0%)
144,508	Accent Group, Ltd.	$170,294
199,387	ALS, LTD.	1,286,649
109,614	Altium, Ltd.	2,164,639
193,217	Aristocrat Leisure, Ltd.	3,968,097
649,714	Australia & New Zealand Banking Group, Ltd.	13,226,047
182,106	Australian Pharmaceutical Industries, Ltd.	226,965
1,552,247	Beach Energy, Ltd.	2,403,131
216,021	BHP Billiton, Ltd.	5,381,289
634	Carsales.com, Ltd.	6,626
19,163	Charter Hall Group	99,188
72,946	Charter Hall Retail REIT	223,681
61,747	CIMIC Group, Ltd.	2,291,757
59,716	CSL, Ltd.	8,676,719
853,974	CSR, Ltd.	2,326,449
443,956	Downer EDI, Ltd.	2,531,455
159,559	FlexiGroup, Ltd.	220,793
70,171	Genworth Mortgage Insurance Australia, Ltd.	124,800
1,338	IDP Education, Ltd.	9,971
254,993	Iluka Resources, Ltd.	1,832,285
61,828	Inghams Group, Ltd.	173,407
68,269	JB Hi-Fi, Ltd.	1,241,483
53,397	Macquarie Group, Ltd.	4,857,449
3,794,803	Medibank Private, Ltd.	7,979,425
498,436	Metcash, Ltd.	1,079,930
1,546,734	Mirvac Group	2,695,966
908,768	Nine Entertainment Company Holdings, Ltd.	1,481,232
494,675	Qantas Airways, Ltd.	2,108,435
40,579	Rio Tinto, Ltd.	2,307,833
253,011	Sandfire Resources NL	1,357,282
121,306	Seven Group Holdings, Ltd.	1,981,691
205,290	Seven West Media, Ltd.[a]	148,139
229,434	Sigma Healthcare, Ltd.	104,431
6,082	Sims Metal Management, Ltd.	55,592
76,406	Smartgroup Corporation, Ltd.	656,865
1,241,147	South32, Ltd.	3,488,010
158,978	SpeedCast International, Ltd.	460,288
1,573	St Barbara, Ltd.	3,970
471,437	Super Retial Group, Ltd.	3,021,241
347,859	Treasury Wine Estates, Ltd.	4,390,657
803,711	Vita Group, Ltd.	592,870
87,155	Wesfarmers, Ltd.	3,138,390
166,153	Whitehaven Coal, Ltd.	652,337
42,611	Wisetech Global, Ltd.	679,348

	Total	91,827,106

Austria (0.7%)
7,977	AT&S Austria Technologie & Systemtechnik AG	184,141
85,685	Erste Group Bank AG	3,557,362
3,483	FACC AG	79,360
124,182	OMV AG	6,966,486
9,546	Osterreichische Post AG	399,126
75,108	Raiffeisen Bank International AG	2,161,721
14,645	S IMMO AG	292,461

	Total	13,640,657

Belgium (0.1%)
3,715	Barco NV	497,506
5,681	Cofinimmo SA	708,947
1,587	Compagnie d’ Entreprises CFE	191,689
9,960	Fagron NV	192,652
2,562	Gimv NV	140,076

Shares	Common Stock (86.5%)	Value
Belgium (0.1%) - continued
5,260	KBC Ancora	$267,188
3,446	SA D’Ieteren NV	151,717
1,996	Warehouses De Pauw CVA	262,657

	Total	2,412,432

Brazil (1.4%)
792,300	Ambev SA	3,609,791
902,613	Banco Bradesco SA ADR	6,390,500
297,826	BRF SAa	1,615,770
399,021	Lojas Renner SA	3,058,942
557,646	Multiplan Empreendimentos Imobiliarios SA	2,594,537
249,482	Ultrapar Participacoes SA ADR	2,310,203
444,171	Vale SA ADR	6,591,498

	Total	26,171,241

Canada (2.3%)
61,249	Alaris Royalty Corporation	962,135
82,200	Alimentation Couche-Tard, Inc.	4,111,750
73,700	Brookfield Asset Management, Inc.	3,280,310
154,394	CAE, Inc.	3,134,139
83,646	Canadian National Railway Company	7,505,571
20,344	CI Financial Corporation	323,041
145,891	Dollarama, Inc.	4,595,908
128,047	Empire Company, Ltd.	2,333,625
126,421	Entertainment One, Ltd.	680,757
117,169	Finning International, Inc.	2,861,984
39,546	Genworth MI Canada, Inc.[b]	1,303,963
43,443	Gluskin Sheff + Associates, Inc.[b]	501,815
15,915	Granite REIT	683,471
2,516	Magna International, Inc.	132,166
126,595	Stars Group, Inc.[a]	3,144,170
81,300	Suncor Energy, Inc.	3,145,879
92,099	Teck Resources, Ltd.	2,219,674
75,786	Transcontinental, Inc.	1,343,630

	Total	42,263,988

Cayman Islands (1.9%)
30,913	Autohome, Inc. ADR	2,392,975
1,326,000	China Resources Land, Ltd.	4,646,440
77,507	Huazhu Group, Ltd. ADR	2,503,476
148,000	Sa Sa International Holdings, Ltd.	82,008
100,300	Sunny Optical Technology Group Company, Ltd.	1,157,971
374,000	Tencent Holdings, Ltd.	15,270,730
1,106,000	Value Partners Group, Ltd.	879,982
3,956,680	WH Group, Ltd.[c]	2,777,810
310,000	Wharf Real Estate Investment Company, Ltd.	1,997,189
125,000	Wuxi Biologics (Cayman), Inc.[a,c]	1,264,951
725,200	Wynn Macau, Ltd.	1,665,492

	Total	34,639,024

Chile (0.3%)
85,415	Banco Santander Chile SA ADR	2,731,572
288,738	S.A.C.I. Falabella	2,350,120

	Total	5,081,692

China (1.5%)
33,283	58.com, Inc. ADRa	2,449,629
351,698	China International Travel Service Corporation, Ltd.	3,476,362
663,402	Hangzhou Hikvision Digital Technology Company, Ltd.	2,772,696
53,590	Kweichow Moutai Company, Ltd.	5,687,281
440,000	Midea Group Company, Ltd.[d]	2,592,157

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
255

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (86.5%)	Value
China (1.5%) - continued
720,000	Ping An Insurance Company of China, Ltd.	$7,293,749
451,656	Shanghai International Airport Company, Ltd.	3,861,582

	Total	28,133,456

Denmark (1.9%)
23,344	Carlsberg AS	2,799,532
65,254	GN Store Nord AS	3,176,327
4,035	Jyske Bank AS	195,382
369,215	Novo Nordisk AS	17,377,131
6,396	Per Aarsleff Holding AS	241,982
12,662	Rockwool International AS	5,417,870
36,509	Royal Unibrew AS	3,005,249
15,992	Scandinavian Tobacco Group ASc	245,249
21,947	SimCorp AS	1,898,540
5,543	Spar Nord Bank AS	51,402
9,767	Sydbank AS	287,146

	Total	34,695,810

Faroe Islands (0.1%)
20,794	Bakkafrost PF	1,268,527

	Total	1,268,527

Finland (1.6%)
23,925	Cramo Oyj	539,735
23,903	Kesko Oyj	1,296,761
86,368	Metsa Board Oyj	872,714
37,315	Neste Oil Oyj	3,075,701
27,164	Raisio Oyj	88,781
55,727	Ramirent Oyj	449,815
10,988	Sanoma Oyj	108,125
17,101	Tieto Oyj	528,176
498,493	UPM-Kymmene Oyj	19,550,360
111,443	Valmet Oyj	2,482,312

	Total	28,992,480

France (5.3%)
983	Alten SA	101,124
238,011	AXA SA	6,377,667
26,221	Beneteau SA	421,553
54,610	Capgemini SA	6,875,275
22,655	Cie Generale des Etablissements Michelin	2,704,003
70,571	CNP Assurances	1,701,161
26,833	Coface SA	254,530
30,069	Dassault Systemes SA	4,499,443
31,575	Eiffage SA	3,527,233
5,892	Eurofins Scientific SE	3,352,140
9,282	Gaztransport Et Technigaz SA	703,729
15,758	Ipsen SA	2,652,904
10,534	Ipsos SA	322,538
8,370	Jacquet Metal Service	200,033
1,598	Kaufman & Broad SA	74,991
13,721	Kering SA	7,359,365
66,117	Lagardere SCA	2,036,032
14,807	Legrand SA	1,079,292
29,547	LVMH Moet Hennessy Louis Vuitton SE	10,441,045
61,841	Metropole Television SA	1,246,496
13,241	Neopost SA	402,477
66,709	Peugeot SA	1,799,522
23,386	Rubis SCA	1,266,599
58,359	Safran SA	8,171,658
3,177	Sartorius Stedim Biotech	437,452
77,280	Schneider Electric SE	6,205,346

Shares	Common Stock (86.5%)	Value
France (5.3%) - continued
4,886	Sopra Group SA	$783,218
24,659	Thales SA	3,503,567
163,017	Total SA	10,599,481
163,017	Total SA, DRIP[a,d]	6,981
735	Trigano	80,383
51,207	UbiSoft Entertainment SAa	5,529,364
35,922	Vinci SA	3,417,610

	Total	98,134,212

Germany (4.8%)
41,256	Aareal Bank AG	1,720,230
50,072	Allianz SE	11,144,355
6,878	Amadeus Fire AG	779,045
128,107	BASF SE	11,367,334
28,346	CANCOM SE	1,279,082
26,292	Carl Zeiss Meditec AG	2,210,041
39,802	Covestro AGc	3,221,860
15,793	CTS Eventim AG & Company KGAA	708,048
20,030	Deutsche EuroShop AG	648,256
93,905	Deutsche Pfandbriefbank AGc	1,403,746
85,518	Deutz AG	760,724
119,079	Evonik Industries AG	4,258,847
184,785	Evotec AGa,b	3,919,320
29,441	Gerresheimer AG	2,485,459
40,424	Hannover Rueckversicherung SE	5,705,776
153,391	Infineon Technologies AG	3,490,542
10,526	Isra Vision AG	529,158
25,792	Jenoptik AG	950,322
103,645	Klockner & Company SE	1,196,778
7,282	MorphoSys AGa	779,018
9,277	Nemetschek SE	1,356,168
47,050	ProSiebenSat.1 Media AG	1,218,972
5,638	PUMA SE	2,781,817
42,274	Rheinmetall AG	4,418,897
7,461	Salzgitter AG	372,252
12,581	Scout24 AGc	585,985
11,958	Siltronic AG	1,462,348
17,918	Sixt SE	2,225,696
31,930	Software AG	1,453,745
85,270	TAG Immobilien AG	2,031,673
2,532	Takkt AG	40,079
98,936	TUI AG	1,897,862
50,109	Vonovia SE	2,450,740
34,754	Wirecard AG	7,518,992
643	XING AG	219,766

	Total	88,592,933

Hong Kong (1.2%)
744,600	AIA Group, Ltd.	6,639,539
379,300	China Mobile, Ltd.	3,729,218
307,000	CITIC Telecom International Holdings, Ltd.	104,591
242,000	Giordano International, Ltd.	121,333
2,036,000	Haitong International Securities Group, Ltd.	711,736
831,000	Hang Lung Group, Ltd.	2,213,215
180,000	Hang Lung Properties, Ltd.	351,141
125,334	Hong Kong Exchanges & Clearing, Ltd.	3,581,368
107,000	Luk Fook Holdings International, Ltd.	372,310
1,222,000	Melco International Development, Ltd.	2,432,715
158,000	Sun Hung Kai Properties, Ltd.	2,292,929

	Total	22,550,095

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
256

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (86.5%)	Value
Hungary (0.1%)
64,100	Richter Gedeon Nyrt	$1,198,783

	Total	1,198,783

India (1.7%)
115,976	Aditya Birla Capital, Ltd.[a]	183,496
56,000	Aditya Birla Capital, Ltd. GDR[a]	88,570
58,740	Grasim Industries, Ltd.	828,166
60,600	Hero Motocorp, Ltd.	2,452,544
149,364	Hindustan Unilever, Ltd.	3,314,860
316,583	Housing Development Finance Corporation	7,663,194
1,015,368	ITC, Ltd.	4,171,521
189,381	Kotak Mahindra Bank, Ltd.	2,984,057
156,206	Tata Consultancy Services, Ltd.	4,705,714
105,896	Ultra Tech Cement, Ltd.	5,933,427

	Total	32,325,549

Indonesia (0.7%)
10,629,600	Astra International Tbk PT	5,237,176
2,025,400	Indocement Tunggal Prakarsa Tbk PT	2,513,677
3,072,500	PT Bank Central Asia Tbk	4,976,686

	Total	12,727,539

Ireland (0.3%)
16,026	ICON plc[a]	2,463,998
68,980	Smurfit Kappa Group plc	2,730,026

	Total	5,194,024

Isle of Man (0.2%)
247,298	GVC Holdings plc	2,959,315

	Total	2,959,315

Israel (0.2%)
367,017	Bank Leumi Le-Israel BM	2,418,775
11,828	First International Bank of Israel, Ltd.	266,931
200,703	Israel Discount Bank, Ltd.	668,241
53,498	Plus500, Ltd.	925,577
29,281	Shufersal, Ltd.	187,216

	Total	4,466,740

Italy (2.1%)
1,016,290	A2A SPA	1,762,479
110,712	Amplifon SPA	2,454,566
295,399	Anima Holding SPA[c]	1,447,472
117,708	Assicurazioni Generali SPA	2,026,913
1,214,451	Banca Monte dei Paschi di Siena SPA[a,b]	3,153,165
32,676	Banca Popolare Di Sondrio SCRL	124,318
982,605	Banco BPM SPA[a]	2,413,023
127,057	Beni Stabili SPA	110,848
12,736	Biesse SPA	451,919
48,410	DiaSorin SPA	5,088,326
194,224	Enav SPA[c]	945,713
460,237	Enel SPA	2,352,512
84,173	Eni SPA	1,586,624
3,798	ERG SPA	77,290
153,892	Fincantieri SPA	249,161
258,123	Iren SPA	632,883
134,777	Italgas SPA	731,131
3,508	Italmobiliare SPA	84,514
13,206	La Doria SPA	173,345
72,036	Maire Tecnimont SPA	323,184
261,705	Mediobanca SPA	2,604,426
68,346	Moncler SPA	2,940,751
74,626	OVS SPA[a,c]	213,724
902,781	Piaggio & C. SPA	2,060,383

Shares	Common Stock (86.5%)	Value
Italy (2.1%) - continued
7,612	Reply SPA	$523,150
652,211	Saras SPA	1,394,256
139,569	Societa Iniziative Autostradali e Servizi SPA	2,060,708
48,576	Technogym SPA[c]	594,634
90,812	Unipol Gruppo Finanziario SPA	403,618

	Total	38,985,036

Japan (19.4%)
60,900	Adastria Holdings Company, Ltd.	813,634
31,600	Adeka Corporation	542,452
4,800	AEON Fantasy Company, Ltd.	178,840
96,500	Aichi Corporation	525,689
14,800	Aisan Industry Company, Ltd.	128,688
73,400	All Nippon Airways Co., Ltd.	2,564,198
10,800	Alpen Company, Ltd.	191,491
50,500	AOKI Holdings, Inc.	690,493
32,200	Aoyama Trading Company, Ltd.	988,920
15,300	Aozora Bank, Ltd.	546,455
17,800	Arcland Sakamoto Company, Ltd.	242,156
82,200	Arcs Company, Ltd.	2,228,662
500	Aruhi Corporation	10,389
15,500	Asahi Diamond Industrial Company, Ltd.	109,193
15,600	Autobacs Seven Company, Ltd.	267,685
16,900	Bic Camera, Inc.	234,907
123,400	Bridgestone Corporation	4,663,717
40,100	Broadleaf Company, Ltd.	289,368
47,200	Canon Electronics, Inc.	992,149
1,500	Canon Marketing Japan, Inc.	31,824
139,100	Canon, Inc.	4,410,799
138,100	Capcom Company, Ltd.	3,502,355
6,300	Cawachi, Ltd.	128,064
88,000	Chiyoda Company, Ltd.	1,734,363
4,900	Chiyoda Integre Company, Ltd.	101,470
282,300	Citizen Watch Company, Ltd.	1,860,294
58,400	Coca-Cola Bottlers Japan, Inc.	1,563,033
11,600	Cocokara Fine, Inc.	744,131
8,000	Computer Engineering & Consulting, Ltd.	195,311
12,000	Cosel Company, Ltd.	136,861
27,000	Cosmo Energy Holdings Company, Ltd.	1,111,764
11,800	Daiichikosho Company, Ltd.	568,968
64,100	Daikyo, Inc.	1,303,074
13,800	DaikyoNishikawa Corporation	159,541
2,400	Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	78,159
2,500	Daishi Bank, Ltd.[d]	110,579
34,100	Daito Trust Construction Company, Ltd.	4,394,331
226	Daiwa Office Investment Corporation	1,362,368
10,900	Denka Company, Ltd.	379,937
22,000	DIC Corporation	791,829
99,700	DMG Mori Company, Ltd.	1,665,235
13,900	Doutor Nichires Holdings Company, Ltd.	258,121
105,500	DTS Corporation	4,200,299
8,300	DUSKIN Company, Ltd.	202,516
72,200	Ebara Corporation	2,491,018
52,200	EDION Corporation	583,654
600	Eiken Chemical Company, Ltd.	13,945
24,400	EPS Holdings, Inc.	519,994
22,400	F@N Communications, Inc.	137,127
46,900	Fancl Corporation	2,303,028
26,900	Fields Corporation	224,432

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
257

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (86.5%)	Value
Japan (19.4%) - continued
75,700	Financial Products Group Company, Ltd.	$724,258
5,100	Foster Electric Company, Ltd.	64,275
31,500	Fuji Machine Manufacturing Company, Ltd.	504,967
27,500	Fuji Oil Holdings, Inc.	867,134
18,700	Fuji Soft, Inc.	946,245
7,700	Fujibo Holdings, Inc.	236,791
3,600	Fukui Computer Holdings, Inc.	69,656
17,400	Geo Holdings Corporation	263,130
3,400	Glory, Ltd.	83,027
6,100	Goldcrest Company, Ltd.	99,606
2,100	GOLDWIN, Inc.	145,000
140,900	Gree, Inc.	664,671
10,200	Gunma Bank, Ltd.	52,504
17,300	Gunosy, Inc.[a]	304,691
800	H2O Retailing Corporation	13,161
313,200	Hachijuni Bank, Ltd.	1,435,561
17,600	Harmonic Drive Systems, Inc.	648,234
47,400	Heiwa Corporation	1,057,055
469	Heiwa Real Estate REIT, Inc.	472,704
14,900	Hino Motors, Ltd.	163,152
150,200	Hiroshima Bank, Ltd.	1,016,383
4,200	Hitachi Capital Corporation	116,903
78,900	Hitachi Chemical Company, Ltd.	1,605,574
5,500	Hitachi High-Technologies Corporation	189,906
150,200	Hitachi, Ltd.	5,105,545
4,800	Hogy Medical Company, Ltd.	165,471
154,900	Hokuetsu Corporation	843,549
50,100	Hokuhoku Financial Group, Inc.	704,086
527,300	Honda Motor Company, Ltd.	15,880,304
59,600	Hoya Corporation	3,539,704
149	Hulic REIT, Inc.	216,596
101,900	IBIDEN Company, Ltd.	1,427,781
488	Ichigo Real Estate Investment Corporation	402,222
12,900	Ichiyoshi Securities Co., Ltd.	134,057
21,800	INES Corporation	251,452
5,400	Infocom Corporation	178,177
2,318	Invesco Office J-Reit, Inc.	330,877
126,000	Isuzu Motors, Ltd.	1,986,332
13,100	Itochu Enex Company, Ltd.	132,490
30,200	JAFCO Company, Ltd.	1,173,929
63,000	Japan Aviation Electronics Industry, Ltd.	1,062,140
711	Japan Excellent, Inc.	942,547
613	Japan Rental Housing Investments, Inc.	484,226
589,300	Japan Tobacco, Inc.	15,388,570
223,700	JVC Kenwood Corporation	627,847
14,400	Kadokawa Dwango Corporation	157,770
4,800	Kanematsu Electronics, Ltd.	163,559
6,500	Kato Sangyo Company, Ltd.	219,172
202	Kenedix Office Investment Corporation	1,288,822
70,300	Kewpie Corporation	1,629,102
14,400	Keyence Corporation	8,364,771
7,700	Kintetsu World Express, Inc.	147,561
42,700	KITZ Corporation	369,118
27,600	Kohnan Shoji Company, Ltd.	697,917
55,700	Kokuyo Company, Ltd.	1,003,035
149,200	Komatsu, Ltd.	4,540,291
2,700	KOMERI Company, Ltd.	63,108
491,800	Konica Minolta Holdings, Inc.	5,233,713
86,800	Konoike Transport Company, Ltd.	1,482,991
19,400	K’s Holdings Corporation	234,595

Shares	Common Stock (86.5%)	Value
Japan (19.4%) - continued
76,100	KYB Company, Ltd.	$3,410,457
9,000	Kyokuto Kaihatsu Kogyo Company, Ltd.	142,609
96,500	KYORIN Holdings, Inc.	1,994,313
41,100	Kyowa Exeo Corporation	1,202,948
237	LaSalle Logiport REIT	217,976
24,800	Macnica Fuji Electronics Holdings, Inc.	437,999
31,400	Makino Milling Machine Company, Ltd.	1,340,606
25,700	Mandom Corporation	816,642
20,100	Marusan Securities Company, Ltd.	171,007
100	Matsui Securities Company, Ltd.	1,051
95,500	Matsumotokiyoshi Holdings Company, Ltd.	3,916,290
47,000	Maxell Holdings, Ltd.	736,320
104,500	Mazda Motor Corporation	1,256,090
200	Meiko Network Japan Company, Ltd.	1,855
3,600	MEITEC Corporation	173,100
6,500	Milbon Company, Ltd.	298,007
45,000	Ministop Company, Ltd.	864,247
31,600	Miraca Holdings, Inc.	822,042
103,800	Mitsubishi Corporation	3,197,323
5,300	Mitsubishi Research Institute, Inc.	204,253
12,600	Mitsubishi Shokuhin Company, Ltd.	336,447
7,300	Mitsui Engineering & Shipbuilding Company, Ltd.[a]	131,066
6,500	Mitsui Sugar Company, Ltd.	186,515
4,656,700	Mizuho Financial Group, Inc.	8,115,708
3,500	Mizuno Corporation	88,030
151	Mori Hills REIT Investment Corporation	191,919
847	Mori Trust Sogo REIT, Inc.	1,207,856
4,700	Morinaga Milk Industry Company, Ltd.	127,683
27,400	Murata Manufacturing Company, Ltd.	4,210,178
33,000	Nagase & Co., Ltd.	579,629
27,500	NEC Networks & System Integration Corporation	637,748
53,100	Net One Systems Company, Ltd.	1,274,827
495,400	NHK Spring Company, Ltd.	5,151,850
17,500	NICHIAS Corporation	455,235
48,600	Nichi-Iko Pharmaceutical Company, Ltd.	722,296
10,100	Nihon Chouzai Company, Ltd.	317,277
2,800	Nihon Unisys, Ltd.	72,225
24,900	Nikkiso Company, Ltd.	325,782
21,600	Nikkon Holdings Company, Ltd.	560,011
18,400	Nintendo Company, Ltd.	6,694,535
11,200	NIPPO Corporation	205,669
3,600	Nippon Carbon Company, Ltd.	249,138
231,400	Nippon Kayaku Company, Ltd.	2,751,958
611,600	Nippon Light Metal Holdings Company, Ltd.	1,366,709
76,300	Nippon Paper Industries Company, Ltd.	1,404,151
27,500	Nippon Shokubai Company, Ltd.	2,136,735
5,600	Nippon Soda Company, Ltd.	172,242
398,100	Nippon Steel & Sumitomo Metal Corporation	8,420,869
12,600	Nippon Thompson Company, Ltd.	83,748
34,800	Nipro Corporation	476,124
19,700	Nishi-Nippon City Bank, Ltd.	227,802
700	Nishio Rent All Company, Ltd.	23,368
1,740,005	Nissan Motor Company, Ltd.	16,282,154
7,500	Nissha Company, Ltd.	146,227
18,200	Nisshin Oillio Group, Ltd.	534,130

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
258

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (86.5%)	Value
Japan (19.4%) - continued
13,400	Nissin Kogyo Company, Ltd.	$225,623
2,400	Noevir Holdings Company, Ltd.	130,787
62,000	North Pacific Bank, Ltd.	210,073
27,100	NSD Company, Ltd.	601,700
296,500	NTN Corporation	1,213,894
186,300	NTT Data Corporation	2,578,991
10,250	Okinawa Electric Power Company, Inc.	216,161
44,300	Okuma Corporation	2,460,490
111,000	Onward Holdings Company, Ltd.	743,441
135,500	ORIX Corporation	2,193,965
458,600	Osaka Gas Company, Ltd.	8,954,895
16,700	Paramount Bed Holdings Company, Ltd.	823,035
14,600	Pasona Group, Inc.	216,437
37,300	PC Depot Corporation	181,940
564	Premier Investment Corporation	592,701
2,400	Prima Meat Packers, Ltd.	56,591
4,900	Qol Company, Ltd.	107,295
3,100	Riken Vitamin Company, Ltd.	107,496
38,700	Rohm Company, Ltd.	2,831,298
41,200	ROHTO Pharmaceutical Company, Ltd.	1,447,722
105,400	Round One Corporation	1,396,158
57,300	Ryoyo Electro Corporation	885,860
8,800	Sakai Moving Service Company, Ltd.	501,098
29,000	Sangetsu Company, Ltd.	569,050
37,000	Sawai Pharmaceutical Company, Ltd.	1,997,352
1,400	SCREEN Holdings Company, Ltd.	82,321
30,700	SCSK Corporation	1,450,307
34,500	Seiko Holdings Corporation	971,301
104,300	Seino Holdings Company, Ltd.	1,575,957
683,900	Sekisui House, Ltd.	10,428,966
38,100	Senko Group Holdings Company, Ltd.	317,051
27,100	Senshu Ikeda Holdings, Inc.	90,879
6,600	Shiga Bank, Ltd.	169,928
12,100	Shikoku Electric Power Company	158,097
11,800	Shimachu Company, Ltd.	380,962
26,000	SHIMAMURA Company, Ltd.	2,466,323
300	Shindengen Electric Manufacturing Company, Ltd.	14,340
65,100	Shinko Electric Industries Company, Ltd.	547,897
21,800	Ship Healthcare Holdings, Inc.	843,617
56,700	Showa Denko KK	3,127,544
123,900	SKY Perfect JSAT Holdings, Inc.	597,447
21,700	Sodick Company, Ltd.	196,994
84,400	SoftBank Group Corporation	8,431,524
11,700	Star Micronics Company, Ltd.	208,062
2,300	STUDIO ALICE Company, Inc.	47,501
19,300	Sugi Holdings Company, Ltd.	947,884
139,700	Sumitomo Corporation	2,328,134
804,900	Sumitomo Electric Industries, Ltd.	12,630,226
54,400	Sumitomo Heavy Industries, Ltd.	1,941,621
5,600	Sumitomo Seika Chemicals Company, Ltd.	314,468
78,400	Suzuki Motor Corporation	4,493,194
82,700	Taiheiyo Cement Corporation	2,593,715
23,500	Taiho Kogyo Company, Ltd.	276,182
30,800	Taikisha, Ltd.	1,005,867
10,700	Taiyo Holdings Company, Ltd.	412,933
55,700	Takara Holdings, Inc.	818,996
167,400	Takara Leben Company, Ltd.	504,966
33,100	TDK Corporation	3,606,549
84,500	TIS, Inc.	4,223,949
5,000	Toho Holdings Company, Ltd.	132,784
14,300	Tokai Tokyo Financial Holdings, Inc.	82,276
64,100	Tokyo Dome Corporation	561,300

Shares	Common Stock (86.5%)	Value
Japan (19.4%) - continued
1,300	Tokyo Ohka Kogyo Company, Ltd.	$38,589
15,800	Tokyo Seimitsu Company, Ltd.	411,853
345,500	Toppan Printing Company, Ltd.	5,546,980
1,200	Topy Industries, Ltd.	35,328
26,700	Tosei Corporation	276,215
32,600	Toshiba Machine Company, Ltd.	728,906
6,500	Towa Pharmaceutical Company, Ltd.	481,890
4,400	Toyo Ink SC Holdings Company, Ltd.	116,587
23,700	Toyo Tanso Company, Ltd.	702,393
166,000	Toyoda Gosei Company, Ltd.	4,099,582
35,200	Toyota Motor Corporation	2,193,058
75,400	Tsubakimoto Chain Company	3,490,744
159,300	TV Asahi Holdings Corporation	3,061,610
102,300	Ube Industries, Ltd.	2,783,244
9,400	Wacoal Holdings Corporation	269,657
26,500	Wakita & Company, Ltd.	327,957
85,100	Yamato Holdings Company, Ltd.	2,612,913
6,600	Yellow Hat, Ltd.	176,475
12,800	Yodogawa Steel Works, Ltd.	316,594
19,800	Yokohama Reito Company, Ltd.	160,561
20,300	Yumeshin Holdings Company, Ltd.	202,760
15,800	Zenkoku Hosho Company, Ltd.	631,359
29,100	Zenrin Company, Ltd.	900,816
7,200	Zeria Pharmaceutical Company, Ltd.	159,245

	Total	358,819,932

Jersey (<0.1%)
229,373	boohoo group plc[a]	696,647

	Total	696,647

Luxembourg (0.1%)
79,379	B&M European Value Retail SA	400,057
26,497	Oriflame Holdings AG	677,198
8,918	RTL Group SA	636,085

	Total	1,713,340

Malaysia (0.2%)
554,100	Public Bank Berhad	3,346,627

	Total	3,346,627

Mexico (0.8%)
51,200	Fomento Economico Mexicano SAB de CV ADR	5,067,264
227,600	Grupo Aeroportuario del Sureste, SAB de CV	4,650,756
744,141	Grupo Financiero Banorte SAB de CV ADR	5,383,232

	Total	15,101,252

Netherlands (2.6%)
21,981	Aalberts Industries NV	936,128
139,594	ASR Nederland NV	6,653,877
69,463	Euronext NVc	4,564,085
40,191	Ferrari NV	5,520,484
212,147	Fiat Chrysler Automobiles NVa	3,710,239
29,353	Heineken Holding NV	2,661,626
17,490	Intertrust NVc	323,641
44,253	Koninklijke DSM NV	4,686,978
10,433	Koninklijke VolkerWessels N.V.	219,249
60,137	NN Group NV	2,684,059
3,610	NSI NV	148,585
599,561	Pharming Group NVa	686,138
18,188	SBM Offshore NV	328,327
2,740	TKH Group NV	154,359
28,903	TomTom NVa	236,775
246,795	Unilever NV	13,727,920

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
259

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (86.5%)	Value
Netherlands (2.6%) - continued
4,815	Vastned Retail NV	$183,367

	Total	47,425,837

New Zealand (<0.1%)
122,614	Air New Zealand, Ltd.	251,221
136,457	Infratil, Ltd.	322,380

	Total	573,601

Norway (2.1%)
88,705	Aker BP ASA	3,756,060
71,877	Aker Solutions ASA[a]	511,252
13,337	Austevoll Seafood ASA	183,728
672,313	DnB ASA	14,148,492
962,125	DNO International ASA	1,983,930
30,116	Entra ASA[c]	433,212
133,619	Leroy Seafood Group ASA	1,090,459
93,523	Marine Harvest ASA	2,167,113
30,989	Petroleum Geo-Services ASA[a]	139,052
41,385	SalMar ASA	2,067,467
6,290	SpareBank 1 Nord-Norge	53,300
31,135	SpareBank 1 SMN	347,818
517,901	Telenor ASA	10,127,880
53,051	TGS Nopec Geophysical Company ASA	2,159,690

	Total	39,169,453

Philippines (0.4%)
24,760	Ayala Corporation	425,171
6,276,200	Ayala Land, Inc.	4,652,238
2,214,850	Bank of the Philippine Islands	3,415,011

	Total	8,492,420

Poland (0.1%)
77,848	Bank Pekao SA	2,240,464

	Total	2,240,464

Portugal (0.3%)
94,427	Altri SGPS SA	906,848
558,119	Banco Comercial Portugues SAa	165,242
6,184,256	Banco Espirito Santo SAa,d,e	718
182,099	Galp Energia SGPS SA	3,610,627
136,183	Navigator Company SA	667,237
7,386	Semapa-Sociedade de Investimento e Gestao, SGPS SA	146,844

	Total	5,497,516

Russia (0.4%)
78,252	Lukoil ADR	5,992,020
36,597	Magnit PJSC	2,137,261

	Total	8,129,281

Singapore (0.5%)
326,500	CapitaLand Retail China Trust	346,063
67,900	China Aviation Oil (Singapore) Corporation, Ltd.	75,979
200,100	DBS Group Holdings, Ltd.	3,817,340
128,900	United Engineers, Ltd.	249,870
190,400	United Overseas Bank, Ltd.	3,763,912
542,400	Yanlord Land Group, Ltd.	587,161

	Total	8,840,325

South Africa (0.5%)
228,984	Massmart Holdings, Ltd.	1,673,346
364,900	MTN Group, Ltd.	2,259,671
10,300	Naspers, Ltd.	2,218,093

Shares	Common Stock (86.5%)	Value
South Africa (0.5%) - continued
468,985	Truworths International, Ltd.	$2,766,133

	Total	8,917,243

South Korea (0.5%)
6,377	Amorepacific Corporation	790,362
16,691	Amorepacific Group	1,403,546
9,964	LG Chem, Ltd.	3,282,585
6,079	NAVER Corporation	3,923,749

	Total	9,400,242

Spain (2.9%)
209,723	ACS Actividades de Construccion y Servicios, SAa	8,907,524
78,187	Amadeus IT Holding SA	7,247,063
8,133	Applus Services SA	115,496
81,082	Banco Bilbao Vizcaya Argentaria SA	514,079
2,147,142	Banco de Sabadell SA	3,319,261
683,653	Bankinter SA	6,279,913
5,615	Bolsas y Mercados Espanoles SA	180,997
1,254,529	CaixaBank SA	5,705,496
111,195	CIA De Distribucion Integral	2,856,726
1,716	Construcciones y Auxiliar de Ferrocarriles SA	71,291
282,818	Enagas SA	7,622,845
156,834	Ence Energia y Celulosa SA	1,589,589
44,361	Global Dominion Access SAa,c	269,806
30,563	Lar Espana Real Estate SOCIMI SA	311,205
8,997	Let’s Gowex, SAa,d,e	1
335,737	Mediaset Espana Comunicacion SA	2,444,236
188,702	Merlin Properties Socimi SA	2,558,735
872	Miquel y Costas & Miquel SA	32,228
43,010	Prosegur Compania de Seguridad SA	266,982
152,371	Repsol SA	3,033,296
18,386	Telepizza Group SAc	108,870

	Total	53,435,639

Sweden (3.0%)
18,375	AF AB	424,391
106,616	Arjo AB	360,489
94,783	Atlas Copco AB, Class B	2,525,323
62,570	Axfood AB	1,171,152
51,995	Betsson ABa	400,277
28,253	Biotage AB	378,558
9,217	Dustin Group ABc	87,011
109,217	Elekta AB	1,468,505
42,823	Fastighets AB Balder[a]	1,187,372
85,451	Granges AB	1,017,615
90,933	Hemfosa Fastigheter AB	1,255,255
122,951	Hexpol AB	1,352,969
24,253	Holmen AB	630,519
42,674	Intrum AB	1,107,218
93,250	Investor AB	4,297,112
39,057	Kungsleden AB	287,420
69,655	Loomis AB	2,241,257
4,416	NetEnt AB	17,855
431,324	Nobina ABc	3,081,479
13,182	Nolato AB	812,461
13,491	Peab AB	123,336
301,890	Sandvik AB	5,344,739
297,913	SKF AB	5,862,028
417,477	SSAB AB	1,691,859
327,898	SSAB AB, Class A	1,645,825
255,421	Svenska Cellulosa AB SCA	2,888,650
51,729	Swedish Match AB	2,644,145
150,897	Swedish Orphan Biovitrum ABa	4,414,477
24,352	Trelleborg AB	495,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
260

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (86.5%)	Value
Sweden (3.0%) - continued
1,848	Vitrolife AB	$27,093
303,684	Volvo AB	5,356,057
35,586	Wihlborgs Fastigheter AB	429,169

	Total	55,027,141

Switzerland (5.5%)
1,049	Bachem Holding AG	133,729
2,094	Bobst Group SA	163,444
978	Bossard Holding AG	194,235
10,898	Cembra Money Bank AG	986,509
85	Conzzeta AG	92,438
86,507	Ferguson plc	7,337,727
130,091	Ferrexpo plc	338,343
11,270	Flughafen Zuerich AG	2,277,220
17,470	Galenica AGa,c	996,609
15,721	GAM Holding AG	111,787
2,050	Georg Fischer AG	2,321,971
830,771	Glencore Xstrata plc	3,581,207
1,254	Inficon Holding AG	640,644
2,008	Kardex AG	341,260
1,564	Landis+Gyr Group AGa	104,516
137,164	Logitech International SA	6,151,705
21,375	Lonza Group AG	7,312,332
170,186	Nestle SA	14,165,709
122,190	Novartis AG	10,517,927
103,856	OC Oerlikon Corporation AG	1,427,257
39,072	Pargesa Holding SA	3,139,193
5,358	Partners Group Holding AG	4,247,385
103,261	Roche Holding AG	24,970,105
12,078	Roche Holding AG-BR	2,941,367
80	Schweiter Technologies AG	96,838
1,971	Siegfried Holding AG	916,564
3,706	Straumann Holding AG	2,791,964
4,552	Tecan Group AG	1,077,598
7,297	Valora Holding AG	1,959,835

	Total	101,337,418

Taiwan (0.7%)
1,486,951	Taiwan Semiconductor Manufacturing Company, Ltd.	12,688,950

	Total	12,688,950

Thailand (0.4%)
345,950	Siam Cement pcl	5,025,676
448,700	Siam Commercial Bank pcl	2,067,185

	Total	7,092,861

Turkey (0.1%)
188,340	BIM Birlesik Magazalar AS	2,535,297

	Total	2,535,297

United Kingdom (12.2%)
232,178	3i Group plc	2,843,003
74,649	Abcam plc	1,393,308
119,761	Anglo American plc	2,679,185
86,434	Ashmore Group plc	409,045
157,872	Ashtead Group plc	5,009,034
5,553	ASOS plc[a]	416,401
92,675	Associated British Foods plc	2,765,940
5,180	Aveva Group plc	195,255
172,100	Aviva plc	1,098,085
105,203	BBA Aviation plc	411,798
45,318	Bellway plc	1,778,601
535,620	BHP Billiton plc	11,688,144
52,568	Bodycote plc	620,045
998,365	BP plc	7,652,254

Shares	Common Stock (86.5%)	Value
United Kingdom (12.2%) - continued
63,283	Brewin Dolphin Holdings plc	$282,418
86,985	BTG plc[a]	624,745
77,552	Bunzl plc	2,438,107
17,490	Clinigen Group plc	192,433
107,908	Coca-Cola HBC AG	3,676,355
19,745	Computacenter plc	325,599
74,636	Daily Mail and General Trust plc	682,913
41,520	Derwent London plc	1,545,839
255,004	Diageo plc	9,034,354
19,240	Diploma plc	354,628
826,721	Direct Line Insurance Group plc	3,489,441
4,300	Domino’s Pizza Group plc	15,658
13,113	Drax Group plc	66,294
149,522	Electrocomponents plc	1,398,800
16,388	EMIS Group plc	215,738
68,466	Faroe Petroleum plc[a]	148,494
26,420	Fevertree Drinks plc	1,241,343
582	Games Workshop Group plc	28,713
72,518	GlaxoSmithKline plc	1,454,336
26,639	Grainger plc	103,962
152,187	Great Portland Estates plc	1,325,840
13,827	Greggs plc	189,956
33,532	Halma plc	631,306
572,198	Hansteen Holdings plc	723,433
634,816	Hays plc	1,685,173
57,240	Hiscox, Ltd.	1,226,796
715,090	Howden Joinery Group plc	4,366,892
2,904,691	HSBC Holdings plc	25,344,692
37,465	Ibstock plc[c]	115,038
142,373	Imperial Brands plc	4,954,317
186,007	Inchcape plc	1,619,644
3,718	Indivior plc[a]	8,917
273,239	Intermediate Capital Group plc	3,875,451
3,666,234	ITV plc	7,524,501
203,069	JD Sports Fashion plc	1,213,513
98,100	Jupiter Fund Management plc	516,753
35,348	Just Eat pcl[a]	308,505
22,674	Keller Group plc	300,263
808,328	Legal & General Group plc	2,759,480
2,069,907	Lloyds TSB Group plc	1,591,949
487,408	Man Group plc	1,118,103
848,510	Marks and Spencer Group plc	3,192,487
254,005	Mondi plc	6,954,628
85,834	Moneysupermarket.com Group plc	312,330
28,530	Morgan Advanced Materials plc	123,533
468,094	National Express Group plc	2,380,630
31,991	Next plc	2,289,484
76,419	NMC Health plc	3,378,121
849	On the Beach Group plc[c]	5,478
41,155	OneSavings Bank plc	217,814
71,067	Ophir Energy plc[a]	35,106
464,304	PageGroup plc	3,459,886
190,015	Paragon Banking Group plc	1,185,167
96,152	Persimmon plc	2,960,280
80,604	Petrofac, Ltd.	677,784
200,422	QinetiQ Group plc	747,372
96,689	Redrow plc	734,886
183,392	RELX plc	3,857,972
92,479	RELX plc	1,942,908
4,264	Renishaw plc	263,201
108,497	Rentokil Initial plc	449,476
73,024	Rio Tinto plc	3,683,464
335,238	Rotork plc	1,442,957
137,830	Royal Dutch Shell plc, Class A	4,726,005
518,976	Royal Dutch Shell plc, Class B	18,167,669
660,211	Royal Mail plc	4,104,148

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
261

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (86.5%)	Value
United Kingdom (12.2%) - continued
26,613	Safestore Holdings plc	$180,250
11,490	Saga plc	19,559
231,123	Senior plc	939,298
213,684	Smith & Nephew plc	3,898,612
109,996	Smiths Group plc	2,141,656
22,381	Spectris plc	691,301
14,122	Spirax-Sarco Engineering plc	1,341,627
537,210	SSP Group plc	5,073,369
219,391	Stagecoach Group plc	447,290
146,334	Standard Chartered plc	1,212,414
161,215	Tate & Lyle plc	1,433,610
1,576,955	Tesco plc	4,930,399
100,546	Unilever plc	5,523,438
31,278	UNITE Group plc	363,821
58,266	Vesuvius plc	489,337
40,550	Victrex plc	1,763,317
27,389	WH Smith plc	735,398

	Total	226,158,272

United States (0.4%)
30,979	Nice, Ltd. ADR[a]	3,546,166
104,518	Yum China Holding, Inc.	3,669,627

	Total	7,215,793

	Total Common Stock (cost $1,493,895,034)	1,600,116,190

Principal Amount	Long-Term Fixed Income (8.5%)
Angola (0.1%)
	Angola Government International Bond
$1,640,000	8.250%, 5/9/2028[c]	1,694,054

	Total	1,694,054

Argentina (0.6%)
	Argentina Government International Bond
3,860,000	3.750%, 2/8/2019[f]	116,389
1,150,000	35.563%, (BADLARPP + 2.5%), 3/11/2019[f,g]	28,743
175,000	4.500%, 6/21/2019	171,062
1,450,000	35.765%, (BADLARPP + 3.25%), 3/1/2020[f,g]	37,312
900,000	4.000%, 3/6/2020[f]	25,612
21,500,000	42.819%, (ARPP7DRR FLAT), 6/21/2020[f,g]	627,452
2,725,000	37.717%, (BADLARPP + 2%), 4/3/2022[f,g]	69,230
1,020,000	3.375%, 1/15/2023[h]	1,012,350
1,580,000	7.500%, 4/22/2026	1,406,200
1,340,000	6.875%, 1/26/2027	1,139,000
550,000	5.875%, 1/11/2028	435,600
1,020,000	5.250%, 1/15/2028[h]	942,253
1,018,317	7.820%, 12/31/2033[h]	1,113,741
151,372	7.820%, 12/31/2033[h]	167,226
569,227	8.280%, 12/31/2033	503,766
2,105,000	7.125%, 7/6/2036	1,678,738
220,000	2.260%, 12/31/2038[h,i]	150,390
1,690,000	2.500%, 12/31/2038[i]	993,720
150,000	6.250%, 11/9/2047[h]	132,607
810,000	6.875%, 1/11/2048	623,700
	Argentina Letras Del Tosoro
469,635	Zero Coupon, 7/26/2019	453,939
	Argentina Treasury Bond BONCER
300,000	2.500%, 7/22/2021[f]	10,971

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Argentina (0.6%) - continued
	Cablevision SA
$160,000	6.500%, 6/15/2021	$157,600
60,000	6.500%, 6/15/2021[c]	59,100

	Total	12,056,701

Azerbaijan (<0.1%)
	Azerbaijan Government International Bond
250,000	3.500%, 9/1/2032	213,125

	Total	213,125

Belize (<0.1%)
	Belize Government International Bond
116,500	4.938%, 2/20/2034*	57,085

	Total	57,085

Bermuda (0.1%)
	Bermuda Government International Bond
250,000	3.717%, 1/25/2027[c]	237,785
	Digicel, Ltd.
770,000	6.750%, 3/1/2023[c]	641,987
	TiVo Corporation
320,000	6.000%, 4/15/2021	296,800

	Total	1,176,572

Brazil (0.2%)
	Banco do Brasil SA/Cayman
1,040,000	6.250%, 4/15/2024[g,j]	793,000
200,000	9.000%, 6/18/2024[g,j]	195,750
	Brazil Government International Bond
202,000	6.000%, 8/15/2050[k]	158,271
	Brazil Loan Trust 1
107,144	5.477%, 7/24/2023	107,948
435,275	5.477%, 7/24/2023*	438,539
	Brazil Minas SPE via State of Minas Gerais
330,000	5.333%, 2/15/2028*	315,975
	Embraer Netherlands BV
37,000	5.050%, 6/15/2025	37,139
	Samarco Mineracao SA
200,000	4.125%, 11/1/2022[l]	137,400

	Total	2,184,022

Cayman Islands (0.1%)
	Agromercantil Senior Trust
110,000	6.250%, 4/10/2019	111,099
	China Evergrande Group
210,000	8.250%, 3/23/2022	208,019
240,000	8.750%, 6/28/2025	214,871
	Embraer Overseas, Ltd.
80,000	5.696%, 9/16/2023	82,800
	Kaisa Group Holdings, Ltd.
400,000	8.500%, 6/30/2022	327,048
400,000	9.375%, 6/30/2024	307,543
	KSA Sukuk, Ltd.
1,180,000	4.303%, 1/19/2029[c]	1,182,360

	Total	2,433,740

Chile (0.1%)
	Chile Government International Bond
1,110,000	3.240%, 2/6/2028	1,063,380
	Itau CorpBanca
552,000	3.875%, 9/22/2019[c]	553,371

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
262

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Chile (0.1%) - continued
	Sociedad Quimica y Minera de Chile SA
$210,000	3.625%, 4/3/2023	$205,800
448,000	4.375%, 1/28/2025*	444,080

	Total	2,266,631

Colombia (0.1%)
	Banco de Bogota SA
1,060,000	6.250%, 5/12/2026[c]	1,103,460
	Colombia Government International Bond
280,000	2.625%, 3/15/2023	266,280
360,000	4.500%, 1/28/2026	366,660

	Total	1,736,400

Costa Rica (0.1%)
	Banco Nacional de Costa Rica
410,000	4.875%, 11/1/2018[c]	407,048
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	32,100
520,000	5.625%, 4/30/2043	400,400
750,000	7.158%, 3/12/2045[c]	657,637
	Ecopetrol SA
120,000	7.625%, 7/23/2019	124,356

	Total	1,621,541

Dominican Republic (0.3%)
	Aeropuertos Dominicanos Siglo XXI SA
590,000	6.750%, 3/30/2029[c]	612,715
	Dominican Republic Government International Bond
8,100,000	15.000%, 4/5/2019[m]	166,763
3,600,000	16.000%, 7/10/2020[m]	79,346
813,000	7.500%, 5/6/2021	850,601
3,800,000	11.500%, 5/10/2024[m]	79,159
310,000	8.625%, 4/20/2027	352,625
2,700,000	18.500%, 2/4/2028*,[m]	73,194
4,100,000	11.375%, 7/6/2029[m]	83,839
2,237,000	6.850%, 1/27/2045	2,264,963
130,000	6.850%, 1/27/2045[c]	131,625
840,000	6.500%, 2/15/2048[c]	823,200

	Total	5,518,030

Ecuador (0.3%)
	Ecuador Government International Bond
1,250,000	7.950%, 6/20/2024	1,194,625
350,000	9.650%, 12/13/2026	348,495
1,270,000	9.650%, 12/13/2026[c]	1,260,729
880,000	9.625%, 6/2/2027[c]	870,056
1,620,000	8.875%, 10/23/2027[c]	1,536,894
	EP PetroEcuador
52,632	8.016%, (LIBOR 3M + 5.63%), 9/24/2019[g]	52,447

	Total	5,263,246

Egypt (0.1%)
	Arab Republic of Egypt
390,000	4.750%, 4/16/2026[c,h]	433,610
850,000	5.625%, 4/16/2030[c,h]	923,788
	Egypt Government International Bond
1,080,000	7.903%, 2/21/2048[c]	1,028,700

	Total	2,386,098

Principal Amount	Long-Term Fixed Income (8.5%)	Value
El Salvador (<0.1%)
	El Salvador Government International Bond
$100,000	7.375%, 12/1/2019	$101,750
90,000	7.750%, 1/24/2023	93,967
295,000	6.375%, 1/18/2027	276,194
110,000	8.625%, 2/28/2029[c]	116,325
20,000	8.250%, 4/10/2032	20,365

	Total	608,601

France (<0.1%)
	CMA CGM SA
110,000	5.250%, 1/15/2025[c,h]	112,996

	Total	112,996

Gabon (0.1%)
	Gabon Government International Bond
812,000	6.375%, 12/12/2024	766,512

	Total	766,512

Ghana (<0.1%)
	Ghana Government International Bond
230,000	8.627%, 6/16/2049[c]	230,000

	Total	230,000

Guatemala (0.2%)
	Agromercantil Senior Trust
320,000	6.250%, 4/10/2019[c]	323,197
	Guatemala Government International Bond
850,000	5.750%, 6/6/2022	879,750
760,000	4.500%, 5/3/2026[c]	723,831
210,000	4.500%, 5/3/2026	200,006
820,000	4.375%, 6/5/2027[c]	769,775
380,000	4.875%, 2/13/2028[c]	369,550
550,000	4.875%, 2/13/2028	534,875

	Total	3,800,984

Honduras (0.1%)
	Honduras Government International Bond
610,000	8.750%, 12/16/2020*	666,303
675,000	8.750%, 12/16/2020	737,302

	Total	1,403,605

Hungary (<0.1%)
	MFB Magyar Fejlesztesi Bank Zrt
210,000	6.250%, 10/21/2020[c]	220,050

	Total	220,050

India (0.1%)
	Bank of Baroda
1,700,000	4.875%, 7/23/2019	1,711,743
	Hindustan Petroleum Corporation, Ltd.
200,000	4.000%, 7/12/2027	181,345
	NTPC, Ltd.
150,000	2.750%, 2/1/2027[h]	172,909
	Reliance Industries, Ltd.
570,000	3.667%, 11/30/2027[c]	523,374

	Total	2,589,371

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
263

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Indonesia (0.7%)
	Indonesia Government International Bond
$360,000	2.625%, 6/14/2023[c,h]	$438,350
470,000	5.375%, 10/17/2023	495,052
1,840,000	5.875%, 1/15/2024	1,972,811
1,070,000	3.375%, 7/30/2025[h]	1,333,944
820,000	4.750%, 1/8/2026[c]	831,229
360,000	3.750%, 6/14/2028[c,h]	457,686
870,000	3.750%, 6/14/2028[h]	1,106,073
100,000	8.500%, 10/12/2035	136,999
200,000	6.625%, 2/17/2037	233,993
	Perusahaan Penerbit SBSN Indonesia III
200,000	4.000%, 11/21/2018[c]	199,900
230,000	3.400%, 3/29/2022[c]	226,263
320,000	4.325%, 5/28/2025	317,600
320,000	4.325%, 5/28/2025[c]	317,600
200,000	4.550%, 3/29/2026	199,000
200,000	4.550%, 3/29/2026[c]	199,000
2,170,000	4.150%, 3/29/2027[c]	2,094,050
2,570,000	4.400%, 3/1/2028[c]	2,515,516

	Total	13,075,066

Ireland (<0.1%)
	Credit Bank of Moscow PJSC
380,000	7.500%, 10/5/2027[g]	301,143
	Phosagro OAO
410,000	3.949%, 4/24/2023[c]	385,945

	Total	687,088

Isle of Man (<0.1%)
	Gohl Capital, Ltd.
700,000	4.250%, 1/24/2027	666,902

	Total	666,902

Italy (0.1%)
	Wind Tre SPA
130,000	2.625%, 1/20/2023[h]	142,259
550,000	2.625%, 1/20/2023[c,h]	601,867
260,000	3.125%, 1/20/2025[c,h]	275,534
460,000	5.000%, 1/20/2026[c]	399,993

	Total	1,419,653

Ivory Coast (0.1%)
	Ivory Coast Government International Bond
150,000	5.250%, 3/22/2030[h]	165,251
200,000	6.125%, 6/15/2033	182,564
370,000	6.625%, 3/22/2048[h]	400,642
230,000	6.625%, 3/22/2048[c,h]	249,048

	Total	997,505

Japan (<0.1%)
	SoftBank Group Corporation
880,000	6.000%, 7/19/2023[g,j]	807,571

	Total	807,571

Kenya (<0.1%)
	Kenya Government International Bond
500,000	7.250%, 2/28/2028[c]	486,250
250,000	8.250%, 2/28/2048[c]	241,270

	Total	727,520

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Kuwait (<0.1%)
	Kuwait Government International Bond
$230,000	3.500%, 3/20/2027[c]	$225,400
	State of Kuwait
670,000	3.500%, 3/20/2027	656,600

	Total	882,000

Lebanon (<0.1%)
	Lebanon Government International Bond
30,000	6.000%, 1/27/2023	25,354
110,000	6.850%, 3/23/2027	86,297
10,000	6.650%, 11/3/2028	7,576
20,000	6.650%, 2/26/2030	14,922

	Total	134,149

Luxembourg (0.1%)
	Altice Financing SA
290,000	6.625%, 2/15/2023[c]	292,175
280,000	7.500%, 5/15/2026[c]	273,000
720,000	7.500%, 5/15/2026	702,000
	Sberbank of Russia Via SB Capital SA
810,000	5.500%, 2/26/2024[g]	805,950
	Telefonica Celular del Paraguay SA
400,000	6.750%, 12/13/2022	408,256

	Total	2,481,381

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia Government International Bond
570,000	5.625%, 7/26/2023[c,h]	751,984
360,000	2.750%, 1/18/2025[h]	412,030
790,000	2.750%, 1/18/2025[c,h]	905,763

	Total	2,069,777

Mauritius (0.1%)
	Greenko Investment Company
200,000	4.875%, 8/16/2023	180,001
200,000	4.875%, 8/16/2023[c]	180,002
	MTN Mauritius Investment, Ltd.
210,000	6.500%, 10/13/2026[c]	205,253
	Neerg Energy, Ltd.
200,000	6.000%, 2/13/2022	191,045
400,000	6.000%, 2/13/2022[c]	382,090

	Total	1,138,391

Mexico (0.3%)
	America Movil SAB de CV
2,600,000	6.000%, 6/9/2019[n]	136,148
	Banco Santander Mexico SA
270,000	5.950%, 10/1/2028[c,g,o]	274,050
	BBVA Bancomer SA
270,000	5.125%, 1/18/2033[c,g]	245,362
	Gruma, SAB de CV
340,000	4.875%, 12/1/2024[c]	348,109
	Mexico Government International Bond
50,000	4.750%, 3/8/2044	47,775
280,000	4.600%, 2/10/2048	263,200
	Petroleos Mexicanos
10,000	4.875%, 1/24/2022	10,115
260,000	5.375%, 3/13/2022	267,800
1,810,000	5.125%, 3/15/2023[h]	2,324,258
540,000	6.500%, 3/13/2027	551,610
60,000	6.375%, 1/23/2045	55,380

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
264

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Mexico (0.3%) - continued
$556,000	6.750%, 9/21/2047	$530,530
210,000	6.350%, 2/12/2048[c]	192,360
	Unifin Financiera SAB de CV SOFOM ENR
470,000	7.375%, 2/12/2026[c]	444,738

	Total	5,691,435

Netherlands (0.3%)
	Embraer Netherlands Finance BV
30,000	5.400%, 2/1/2027	30,600
	Greenko Dutch BV
490,000	5.250%, 7/24/2024[c]	450,800
	Metinvest BV
500,000	7.750%, 4/23/2023[c]	479,763
	Minejesa Capital BV
400,000	4.625%, 8/10/2030	366,611
	Petrobras Global Finance BV
445,000	6.125%, 1/17/2022	459,396
	Syngenta Finance NV
200,000	1.250%, 9/10/2027[h]	203,028
2,260,000	5.182%, 4/24/2028[c]	2,161,139
660,000	5.676%, 4/24/2048[c]	592,383

	Total	4,743,720

Nigeria (0.3%)
	Nigeria Government International Bond
274,000	6.750%, 1/28/2021	284,193
120,000	5.625%, 6/27/2022	120,180
320,000	6.375%, 7/12/2023	324,320
710,000	6.500%, 11/28/2027[c]	683,091
810,000	7.143%, 2/23/2030[c]	789,993
830,000	7.875%, 2/16/2032	847,845
880,000	7.696%, 2/23/2038[c]	861,379
400,000	7.696%, 2/23/2038	391,536
220,000	7.625%, 11/28/2047[c]	210,536

	Total	4,513,073

Oman (0.1%)
	Oman Government International Bond
2,260,000	6.750%, 1/17/2048[c]	2,198,121

	Total	2,198,121

Pakistan (0.1%)
	Pakistan Government International Bond
210,000	6.750%, 12/3/2019*	210,258
1,410,000	6.875%, 12/5/2027[c]	1,337,199
	Third Pakistan International Sukuk Company, Ltd.
640,000	5.625%, 12/5/2022[c]	613,054

	Total	2,160,511

Panama (<0.1%)
	Panama Government International Bond
310,000	4.500%, 4/16/2050	307,368
	Panama Notas del Tesoro
110,000	4.875%, 2/5/2021	114,125

	Total	421,493

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Papua New Guinea (<0.1%)
	Papua New Guinea Government International Bond
$290,000	8.375%, 10/4/2028[c,o]	$293,625

	Total	293,625

Paraguay (0.2%)
	Banco Regional SAECA
196,000	8.125%, 1/24/2019	196,343
590,000	8.125%, 1/24/2019[c]	591,032
	Paraguay Government International Bond
330,000	4.625%, 1/25/2023	332,888
580,000	5.000%, 4/15/2026[c]	587,975
200,000	5.000%, 4/15/2026	202,750
730,000	4.700%, 3/27/2027[c]	726,350
740,000	6.100%, 8/11/2044	772,930
350,000	5.600%, 3/13/2048[c]	348,250

	Total	3,758,518

Peru (0.1%)
	Abengoa Transmision Sur SA
198,220	6.875%, 4/30/2043	219,628
584,749	6.875%, 4/30/2043*	647,902
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021*	74,550
690,000	6.750%, 11/23/2021	734,850
92,000	4.625%, 4/12/2023	93,150
100,000	4.625%, 4/12/2023[c]	101,250

	Total	1,871,330

Qatar (0.1%)
	Qatar Government International Bond
310,000	3.875%, 4/23/2023[c]	312,170
310,000	4.500%, 4/23/2028[c]	318,990
890,000	5.103%, 4/23/2048[c]	925,600

	Total	1,556,760

Romania (0.2%)
	Romania Government International Bond
880,000	4.375%, 8/22/2023	891,000
150,000	4.875%, 1/22/2024	154,843
500,000	2.375%, 4/19/2027[c,h]	583,450
150,000	3.875%, 10/29/2035[h]	176,334
580,000	3.375%, 2/8/2038[c,h]	633,846
360,000	5.125%, 6/15/2048[c]	353,707

	Total	2,793,180

Russia (0.3%)
	Credit Bank of Moscow
400,000	8.875%, 11/10/2022[g,j]	316,000
	Lukoil International Finance BV
310,000	6.125%, 11/9/2020	322,195
	Russia Government International Bond
400,000	4.500%, 4/4/2022[c]	405,000
400,000	4.875%, 9/16/2023[c]	412,047
200,000	4.750%, 5/27/2026[c]	199,715
3,600,000	4.750%, 5/27/2026	3,594,866
200,000	5.250%, 6/23/2047	191,637

	Total	5,441,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
265

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Senegal (<0.1%)
	Senegal Government International Bond
$460,000	4.750%, 3/13/2028[c,h]	$515,710

	Total	515,710

Singapore (<0.1%)
	ABJA Investment Company Pte, Ltd.
400,000	5.450%, 1/24/2028	362,289
	Medco Platinum Road Petroleum, Ltd.
200,000	6.750%, 1/30/2025	188,818

	Total	551,107

South Africa (0.4%)
	Eskom Holdings SOC, Ltd.
1,500,000	Zero Coupon, 12/31/2018[p]	102,436
240,000	5.750%, 1/26/2021	233,371
620,000	6.750%, 8/6/2023	595,460
400,000	7.125%, 2/11/2025	384,048
	South Africa Government International Bond
1,529,000	5.875%, 9/16/2025	1,553,617
400,000	4.850%, 9/27/2027	376,289
250,000	5.875%, 6/22/2030	248,541
6,330,000	7.000%, 2/28/2031[p]	367,009
17,727,000	8.250%, 3/31/2032[p]	1,127,304
100,000	9.000%, 1/31/2040[p]	6,507
1,280,000	6.500%, 2/28/2041[p]	63,089
3,130,000	8.750%, 1/31/2044[p]	197,126
1,670,000	5.650%, 9/27/2047	1,523,140
	ZAR Sovereign Capital Fund Propriety, Ltd.
240,000	3.903%, 6/24/2020	238,838

	Total	7,016,775

South Korea (<0.1%)
	Shinsegae, Inc.
200,000	2.625%, 5/8/2045[g]	193,620

	Total	193,620

Sri Lanka (0.3%)
	Sri Lanka Government International Bond
200,000	5.125%, 4/11/2019	199,319
171,000	6.250%, 10/4/2020[c]	172,073
210,000	6.250%, 10/4/2020	211,318
1,060,000	5.750%, 4/18/2023[c]	1,031,328
410,000	6.125%, 6/3/2025	390,578
200,000	6.850%, 11/3/2025	197,424
1,520,000	6.850%, 11/3/2025[c]	1,500,423
390,000	6.825%, 7/18/2026	382,841
240,000	6.200%, 5/11/2027	224,964
1,610,000	6.750%, 4/18/2028[c]	1,553,531

	Total	5,863,799

Supranational (<0.1%)
	Eastern and Southern African Trade and Development Bank
400,000	5.375%, 3/14/2022	398,220

	Total	398,220

Suriname (0.1%)
	Suriname Government International Bond
280,000	9.250%, 10/26/2026	273,700

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Suriname (0.1%) - continued
$630,000	9.250%, 10/26/2026[c]	$615,825

	Total	889,525

Tunisia (<0.1%)
	Tunisia Government International Bond
100,000	5.625%, 2/17/2024[h]	113,469

	Total	113,469

Turkey (0.6%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	197,451
	Hazine Mustesarligi Varlik Kiralama AS
1,770,000	5.004%, 4/6/2023[c]	1,657,039
	TC Ziraat Bankasi AS
200,000	5.125%, 9/29/2023[c]	170,300
	Turkey Government International Bond
826,000	6.250%, 9/26/2022	808,627
2,235,000	5.750%, 3/22/2024	2,102,228
53,000	7.375%, 2/5/2025	53,520
1,080,000	3.250%, 6/14/2025[h]	1,142,985
862,000	4.250%, 4/14/2026	721,858
315,000	6.000%, 3/25/2027	286,692
660,000	6.125%, 10/24/2028	594,475
20,000	6.875%, 3/17/2036	18,192
210,000	6.000%, 1/14/2041	172,968
3,350,000	5.750%, 5/11/2047	2,610,588

	Total	10,536,923

Ukraine (0.2%)
	Ukraine Government International Bond
260,000	7.750%, 9/1/2021	261,950
340,000	7.750%, 9/1/2022	339,000
360,000	7.750%, 9/1/2023	353,430
1,090,000	7.750%, 9/1/2024	1,056,267
720,000	7.750%, 9/1/2025	684,713
460,000	7.750%, 9/1/2026	431,954
560,000	7.750%, 9/1/2027	520,128

	Total	3,647,442

United Arab Emirates (0.3%)
	Aabar Investments PJSC, Convertible
100,000	1.000%, 3/27/2022[h]	97,909
	Abu Dhabi Crude Oil Pipeline, LLC
1,770,000	4.600%, 11/2/2047[c]	1,723,378
	Abu Dhabi Government International Bond
1,100,000	3.125%, 5/3/2026	1,050,500
1,150,000	3.125%, 10/11/2027[c]	1,086,750
	Dolphin Energy, Ltd.
65,600	5.888%, 6/15/2019	66,311
250,000	5.500%, 12/15/2021	262,500
	DP World, Ltd.
460,000	5.625%, 9/25/2048[c]	455,488
	Ruwais Power Company PJSC
200,000	6.000%, 8/31/2036	219,026

	Total	4,961,862

United States (0.4%)
	Cemex Finance, LLC.
350,000	4.625%, 6/15/2024[h]	430,969

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
266

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value
United States (0.4%) - continued
	Citigroup Global Markets Holdings, Inc.
$6,830,000	Zero Coupon, 10/11/2018[c,q]	$373,087
7,000,000	Zero Coupon, 11/1/2018[c,r]	379,334
7,000,000	Zero Coupon, 11/29/2018[c,s]	372,986
	Comcel Trust
210,000	6.875%, 2/6/2024	214,725
200,000	6.875%, 2/6/2024[c]	204,500
	Puerto Rico Sales Tax Financing Corporation Refg. Rev.
5,000	6.130%, 8/1/2028, Ser. Ae,l	4,100
125,000	6.000%, 8/1/2031, Ser. Ce,l	102,500
20,000	5.375%, 8/1/2038, Ser. Ce,l	9,800
95,000	6.000%, 8/1/2038, Ser. Ce,l	77,900
185,000	5.250%, 8/1/2041, Ser. Ce,l	90,650
5,000	5.000%, 8/1/2043, Ser. A-1[e,l]	2,450
	Puerto Rico Sales Tax Financing Corporation Rev.
25,000	5.750%, 8/1/2057, Ser. Ce,l	21,000
10,000	5.000%, 8/1/2021, Ser. Ce,l	8,400
25,000	5.500%, 8/1/2022, Ser. Ae,l	12,250
225,000	5.250%, 8/1/2027, Ser. Ae,l	110,250
25,000	5.500%, 8/1/2028, Ser. Ae,l	12,250
25,000	6.130%, 8/1/2029, Ser. Ae,l	20,500
150,000	6.750%, 8/1/2032, Ser. Ae,l	73,500
20,000	6.050%, 8/1/2036, Ser. Be,l	16,400
60,000	5.750%, 8/1/2037, Ser. Ae,l	29,400
15,000	5.375%, 8/1/2039, Ser. Ae,l	7,350
45,000	5.000%, 8/1/2040, Ser. Ce,l	37,800
185,000	5.250%, 8/1/2040, Ser. Ce,l	155,400
90,000	5.500%, 8/1/2042, Ser. Ae,l	44,100
55,000	5.000%, 8/1/2046, Ser. Ce,l	46,200
	Puerto Rico Sales Tax Financing Corporation Rev. Refg.
15,000	6.130%, 8/1/2030, Ser. Ae,l	12,300
20,000	6.000%, 8/1/2032, Ser. Ce,l	16,400
10,000	4.850%, 8/1/2036, Ser. De,l	8,100
25,000	6.050%, 8/1/2037, Ser. Be,l	20,500
25,000	6.130%, 8/1/2037, Ser. Ae,l	20,500
35,000	6.130%, 8/1/2038, Ser. Ae,l	28,700
5,000	6.050%, 8/1/2039, Ser. Be,l	4,100
	Reliance Holding USA, Inc
250,000	5.400%, 2/14/2022	258,381
	Sasol Financing USA LLC
1,080,000	5.875%, 3/27/2024	1,100,173
	U.S. Treasury Notes
2,500,000	0.030%, 9/30/2025[o]	2,497,559

	Total	6,824,514

Uruguay (<0.1%)
	Uruguay Government International Bond
200,000	4.975%, 4/20/2055	200,000

	Total	200,000

Venezuela (0.2%)
	Petroleos de Venezuela SA
11,370,000	6.000%, 10/28/2022[l]	1,904,475
7,010,000	6.000%, 5/16/2024[l]	1,533,087
1,326,000	6.000%, 11/15/2026[l]	285,090
1,410,000	5.375%, 4/12/2027[l]	305,265
210,000	5.500%, 4/12/2037[l]	46,200

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Venezuela (0.2%) - continued
	Venezuela Government International Bond
$331,000	9.250%, 5/7/2028[l]	$87,285

	Total	4,161,402

Vietnam (<0.1%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	136,500

	Total	136,500

Virgin Islands, British (0.1%)
	Central American Bottling Corporation
240,000	5.750%, 1/31/2027[c]	237,900
	Huarong Finance 2017 Company, Ltd.
200,000	4.500%, 1/24/2022[g,j]	191,762
460,000	4.000%, 11/7/2022[g,j]	430,177
	Huarong Finance II Company, Ltd.
200,000	5.000%, 11/19/2025	196,426

	Total	1,056,265

Zambia (0.1%)
	Zambia Government International Bond
1,066,000	5.375%, 9/20/2022	744,963
400,000	8.500%, 4/14/2024	285,066
450,000	8.970%, 7/30/2027	319,500
320,000	8.970%, 7/30/2027[c]	227,200

	Total	1,576,729

	Total Long-Term Fixed Income (cost $168,453,797)	157,513,455

Shares	Preferred Stock (0.8%)
Germany (<0.1%)
2,882	Draegerwerk AG & Company KGaA	182,800

	Total	182,800

South Korea (0.8%)
425,400	Samsung Electronics Company, Ltd.	14,509,226

	Total	14,509,226

	Total Preferred Stock (cost $8,745,519)	14,692,026

Shares	Collateral Held for Securities Loaned (0.4%)
7,167,011	Thrivent Cash Management Trust	7,167,011

	Total Collateral Held for Securities Loaned (cost $7,167,011)	7,167,011

Shares or Principal Amount	Short-Term Investments (3.6%)
	AT&T, Inc.
424,000	2.670%, 10/5/2018[c,t]	423,805
400,000	2.670%, 10/9/2018[c,t]	399,707
	Federal Home Loan Bank Discount Notes
2,400,000	1.910%, 10/4/2018[t,u]	2,399,578
600,000	1.970%, 10/24/2018[t,u]	599,191
600,000	1.983%, 10/30/2018[t,u]	598,980
450,000	2.030%, 11/2/2018[t],u	449,140
2,000,000	2.145%, 11/23/2018[t]	1,993,670
7,000,000	2.150%, 12/4/2018[t],[u]	6,972,868

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
267

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (3.6%)	Value
	Mondelez International, Inc.
850,000	2.600%, 10/2/2018t	$849,775
	Thrivent Core Short-Term Reserve Fund
5,196,129	2.340%	51,961,291

	Total Short-Term Investments (cost $66,647,131)	66,648,005

	Total Investments (cost $1,744,908,492) 99.8%	$1,846,136,687

	Other Assets and Liabilities, Net 0.2%	3,176,125

	Total Net Assets 100.0%	$1,849,312,812

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $85,144,206 or 4.6% of total net assets.

d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	In bankruptcy. Interest is not being accrued.
f	Principal amount is displayed in Argentine Pesos.
g

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

h	Principal amount is displayed in Euros.
i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 28, 2018.

j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Principal amount is displayed in Brazilian Real.
l	Defaulted security. Interest is not being accrued.
m	Principal amount is displayed in Dominican Republic Pesos.
n	Principal amount is displayed in Mexican Pesos.
o	Denotes investments purchased on a when-issued or delayed delivery basis.
p	Principal amount is displayed in South African Rand.
q	Principal amount is displayed in Egyptian Pounds. Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 10/09/2018
r	Principal amount is displayed in Egyptian Pounds. Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 10/30/2018
s	Principal amount is displayed in Egyptian Pounds. Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 11/27/2018
t	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
u	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Portfolio as of September 28, 2018 was $2,927,886 or 0.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 28, 2018.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$584,720
Belize Government International Bond, 2/20/2034	3/22/2017	77,431
Brazil Loan Trust 1, 7/24/2023	7/25/2013	443,904
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	322,833
Corporacion Lindley SA, 11/23/2021	11/18/2011	70,000
Dominican Republic Government International Bond, 2/4/2028	3/6/2013	76,433
Honduras Government International Bond, 12/16/2020	12/11/2013	610,000
Pakistan Government International Bond, 12/3/2019	11/26/2014	210,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	445,357

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Portfolio as of September 28, 2018:

Securities Lending Transactions
Common Stock	$6,406,490
Total lending	$6,406,490
Gross amount payable upon return of collateral for securities loaned	$7,167,011
Net amounts due to counterparty	$760,521

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
DRIP	-	Dividend Reinvestment Plan
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
Refg.	-	Refunding
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series

Reference Rate Index:

ARPP7DRR	-	Argentina Central Bank 7 Day Repo
Reference Rate
BADLARPP	-	Argentina Deposit Rates Badlar Private
Banks
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
268

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	242,941,053	6,305,269	234,043,627	2,592,157
Consumer Staples	172,821,756	5,067,264	167,754,492	–
Energy	89,750,295	2,310,203	87,433,111	6,981
Financials	275,030,781	9,210,642	265,708,842	111,297
Health Care	141,869,863	2,463,998	139,405,865	–
Industrials	231,626,445	–	231,626,445	–
Information Technology	185,128,463	8,388,770	176,739,693	–
Materials	160,718,782	6,591,498	154,127,284	–
Real Estate	51,522,037	–	51,522,037	–
Telecommunications Services	25,417,864	–	25,417,863	1
Utilities	23,288,851	–	23,288,851	–
Long-Term Fixed Income
Basic Materials	6,072,000	–	6,072,000	–
Capital Goods	498,708	–	498,708	–
Communications Services	5,818,768	–	5,818,768	–
Consumer Cyclical	860,522	–	860,522	–
Consumer Non-Cyclical	1,589,809	–	1,589,809	–
Energy	12,741,806	–	12,741,806	–
Financials	13,728,145	–	13,728,145	–
Foreign Government	107,580,945	–	107,580,945	–
Transportation	1,181,199	–	1,181,199	–
U.S. Government and Agencies	2,497,559	–	2,497,559	–
U.S. Municipals	992,800	–	992,800	–
Utilities	3,951,194	–	3,951,194	–
Preferred Stock
Health Care	182,800	–	182,800	–
Information Technology	14,509,226	–	14,509,226	–
Short-Term Investments	14,686,714	–	14,686,714	–

Subtotal Investments in Securities	$1,787,008,385	$40,337,644	$1,743,960,305	$2,710,436

Other Investments*	Total
Short-Term Investments	51,961,291
Collateral Held for Securities Loaned	7,167,011

Subtotal Other Investments	$59,128,302

Total Investments at Value	$1,846,136,687

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,011,329	2,011,329	–	–
Foreign Currency Forward Contracts	602,496	–	602,496	–

Total Asset Derivatives	$2,613,825	$2,011,329	$602,496	$–

Liability Derivatives
Futures Contracts	3,603,887	3,603,887	–	–
Foreign Currency Forward Contracts	528,090	–	528,090	–

Total Liability Derivatives	$4,131,977	$3,603,887	$528,090	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
269

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $11,896,914 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	7	December 2018	$837,169	($5,700)
CBOT 2-Yr. U.S. Treasury Note	51	December 2018	10,776,125	(28,672)
CBOT 5-Yr. U.S. Treasury Note	169	December 2018	19,085,668	(77,129)
CBOT U.S. Long Bond	57	December 2018	8,150,488	(141,988)
CME Ultra Long Term U.S. Treasury Bond	61	December 2018	9,692,853	(281,697)
Eurex Euro STOXX 50 Index	43	December 2018	1,664,772	24,693
FTSE 100 Index	9	December 2018	850,910	25,018
HKG Hang Seng Index	1	October 2018	176,572	1,480
ICE mini MSCI EAFE Index	1,242	December 2018	121,009,551	1,668,999
SFE S&P ASX Share Price Index 200	4	December 2018	445,243	2,491
SGX MSCI Singapore Index	4	October 2018	107,146	1,190
TSE Tokyo Price Index	7	December 2018	1,030,012	89,729

Total Futures Long Contracts			$173,826,509	$1,278,414

CME 3 Month Eurodollar	(30)	December 2019	($7,275,186)	$10,686
CME 3 Month Eurodollar	(55)	December 2020	(13,340,782)	25,970
CME 3 Month Eurodollar	(12)	June 2019	(2,913,769)	3,469
Eurex 10-Yr. Euro BUND	(37)	December 2018	(6,881,236)	55,080
Eurex 2-Yr. Euro SCHATZ	(23)	December 2018	(2,987,796)	2,408
Eurex 30-Yr. Euro BUXL	(5)	December 2018	(1,017,967)	6,461
Eurex 5-Yr. Euro BOBL	(39)	December 2018	(5,960,848)	40,821
ICE US mini MSCI Emerging Markets Index	(1,792)	December 2018	(90,984,419)	(3,068,701)
Ultra 10-Yr. U.S. Treasury Note	(27)	December 2018	(3,454,834)	52,834

Total Futures Short Contracts			($134,816,837)	($2,870,972)

Total Futures Contracts			$39,009,672	($1,592,558)

Reference Description:

ASX	-	Australian Securities Exchange
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
FTSE	-	Financial Times Stock Exchange
HKG	-	Hong Kong Stock Exchange
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s
SFE	-	Sydney Futures Exchange
SGX	-	Singapore Stock Exchange
TSE	-	Tokyo Stock Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
270

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s foreign currency forward contracts held as of September 28, 2018.

Foreign Currency Forward Contracts
Currency to Receive	Counterparty	Contracts to Receive	Currency to Deliver	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Argentina Peso	MSC	652,350	USD	10/4/2018	$15,672	$140
Argentina Peso	MSC	10,834,612	USD	10/10/2018	258,184	(109,340)
Argentina Peso	MSC	20,696,496	USD	10/17/2018	488,486	(154,832)
Argentina Peso	MSC	6,957,411	USD	10/30/2018	161,342	(11,061)
Brazilian Real	MSC	2,408,522	USD	10/2/2018	596,219	(6,816)
Chilean Peso	MSC	389,882,133	USD	10/10/2018	593,016	25,966
Chilean Peso	MSC	355,472,860	USD	10/22/2018	540,990	8,829
Chinese Yuan Offshore	MSC	2,840,859	USD	12/19/2018	411,578	(117)
Colombian Peso	MSC	4,094,862,001	USD	10/22/2018	1,383,626	27,282
Czech Republic Koruna	MSC	6,713,491	USD	12/19/2018	302,519	(573)
Euro	MSC	243,947	CZK	12/19/2018	285,225	2,527
Euro	MSC	735,965	HUF	12/19/2018	860,497	(256)
Euro	MSC	158,250	PLN	12/19/2018	185,027	325
Hong Kong Dollar	MSC	1,915,564	USD	10/25/2018	244,819	495
Hungarian Forint	MSC	679,472,412	EUR	12/19/2018	2,459,133	51,831
Indian Rupee	MSC	43,273,261	USD	10/12/2018	595,873	(3,469)
Indonesian Rupiah	MSC	20,102,575,533	USD	10/29/2018	1,344,139	1,730
Mexican Peso	MSC	10,900,612	USD	12/19/2018	575,142	13,751
New Taiwan Dollar	MSC	77,873,558	USD	10/11/2018	2,552,658	1,913
New Taiwan Dollar	MSC	8,690,930	USD	12/14/2018	286,255	2,331
Polish Zloty	MSC	4,278,729	EUR	12/19/2018	1,163,835	2,155
Polish Zloty	MSC	774,547	USD	12/19/2018	210,681	1,499
Russian Ruble	MSC	107,826,410	USD	11/21/2018	1,638,775	58,719
Singapore Dollar	MSC	397,422	USD	12/19/2018	290,715	(440)
South African Rand	MSC	6,711,063	USD	10/24/2018	473,126	31,668
South African Rand	MSC	3,395,462	USD	12/19/2018	237,597	7,556
South Korean Won	MSC	1,971,310,164	USD	10/17/2018	1,778,528	22,391
Turkish Lira	MSC	4,486,918	USD	12/19/2018	705,587	16,440
Total					$20,639,244	($9,356)

Currency to Deliver	Counterparty	Contracts to Deliver	Currency to Receive	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Argentina Peso	MSC	629,052	USD	10/4/2018	$15,113	$419
Argentina Peso	MSC	12,281,243	USD	10/9/2018	293,055	7,587
Argentina Peso	MSC	7,148,210	USD	10/17/2018	168,715	13,173
Argentina Peso	MSC	3,987,668	USD	10/30/2018	92,474	26,935
Brazilian Real	MSC	2,408,522	USD	10/2/2018	596,219	(16,674)
Brazilian Real	MSC	3,586,608	USD	11/5/2018	885,661	6,050
Chilean Peso	MSC	478,936,009	USD	10/5/2018	728,293	(20,736)
Chilean Peso	MSC	194,612,498	USD	10/10/2018	296,008	(11,935)
Chilean Peso	MSC	194,192,295	USD	10/22/2018	295,539	(9,622)
Chinese Yuan Offshore	MSC	27,448,431	USD	12/19/2018	3,976,679	15,694
Colombian Peso	MSC	866,352,030	USD	10/22/2018	292,734	(5,955)
Czech Republic Koruna	MSC	6,278,097	EUR	12/19/2018	284,642	(1,944)
Euro	MSC	16,157,487	USD	11/21/2018	18,839,053	131,049
Euro	MSC	2,069,291	HUF	12/19/2018	2,419,430	(12,128)
Euro	MSC	111,505	USD	12/19/2018	130,372	1,008
Euro	MSC	989,321	PLN	12/19/2018	1,156,721	4,959
Hong Kong Dollar	MSC	1,915,564	USD	10/25/2018	244,818	(346)
Hungarian Forint	MSC	238,875,353	EUR	12/19/2018	864,533	(3,780)
Indian Rupee	MSC	44,265,242	USD	10/12/2018	609,533	(2,314)
Mexican Peso	MSC	15,898,948	USD	12/19/2018	838,867	(7,257)
New Taiwan Dollar	MSC	114,150,463	USD	10/11/2018	3,742,208	3,757
Polish Zloty	MSC	1,071,924	USD	12/19/2018	290,747	141
Polish Zloty	MSC	678,616	EUR	12/19/2018	184,587	115
Russian Ruble	MSC	137,089,623	USD	11/21/2018	2,081,560	(63,814)
Singapore Dollar	MSC	1,456,607	USD	12/19/2018	1,067,779	(6,058)
South African Rand	MSC	731,239	USD	10/1/2018	51,691	77
South African Rand	MSC	27,923,696	USD	10/24/2018	1,968,605	90,109
South African Rand	MSC	8,669,595	USD	12/19/2018	606,653	(26,045)
South Korean Won	MSC	1,739,576,479	USD	10/17/2018	1,569,456	(14,434)
South Korean Won	MSC	182,976,786	USD	10/29/2018	165,164	(1,353)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
271

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Foreign Currency Forward Contracts
Currency to Deliver	Counterparty	Contracts to Deliver	Currency to Receive	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Turkish Lira	MSC	2,652,728	USD	12/19/2018	$417,153	($12,916)
Total					$45,174,062	$83,762
Net Unrealized Appreciation/(Depreciation) on Foreign Currency Forward Contracts						$74,406

Counterparty:
MSC	-	Morgan Stanley & Company

Currency:
CNH	-	Chinese Yuan Offshore
CZK	-	Czech Republic Koruna
EUR	-	Euro
HUF	-	Hungarian Forint
PLN	-	Polish Zloty
SGD	-	Singapore Dollar
USD	-	United States Dollar

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$38,316	$392,422	$378,777	5,196	$51,961	2.8%

Total Affiliated Short-Term Investments	38,316				51,961	2.8

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	323,741	316,574	7,167	7,167	0.4

Total Collateral Held for Securities Loaned	–				7,167	0.4

Total Value	$38,316				$59,128

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$480

Total Income from Affiliated Investments				$480

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	592

Total Affiliated Income from Securities Loaned, Net				$592

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
272

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (99.1%)	Value
Diversified REITS (2.8%)
9,492	American Assets Trust, Inc.	$353,957
8,950	Armada Hoffler Properties, Inc.	135,234
22,119	Empire State Realty Trust, Inc.	367,397
9,400	Global Net Lease, Inc.	195,990
46,843	Liberty Property Trust	1,979,117
41,046	Store Capital Corporation	1,140,668
57,234	VEREIT, Inc.	415,519
9,515	Washington REIT	291,635
10,500	Winthrop Realty Trust Liquidation Escrow[a,b]	10,605

	Total	4,890,122

Health Care REITs (7.1%)
12,500	Brookdale Senior Living, Inc.[b]	122,875
6,500	CareTrust REIT, Inc.	115,115
70,942	HCP, Inc.	1,867,193
33,762	Healthcare Realty Trust, Inc.	987,876
60,419	Healthcare Trust of America, Inc.	1,611,375
19,564	Medical Properties Trust, Inc.	291,699
2,820	National Health Investors, Inc.	213,164
7,471	Omega Healthcare Investors, Inc.	244,825
45,876	Physicians Realty Trust	773,469
24,859	Sabra Health Care REIT, Inc.	574,740
13,022	Senior Housing Property Trust	228,666
37,615	Ventas, Inc.	2,045,504
51,477	Welltower, Inc.	3,311,001

	Total	12,387,502

Hotel & Resort REITs (7.5%)
14,800	Apple Hospitality REIT, Inc.	258,852
6,000	Breaemar Hotels & Resorts, Inc.	70,620
8,987	Chatham Lodging Trust	187,738
16,783	Chesapeake Lodging Trust	538,231
53,695	DiamondRock Hospitality Company	626,621
8,786	Hersha Hospitality Trust	199,179
18,233	Hilton Worldwide Holdings, Inc.	1,472,862
17,449	Hospitality Properties Trust	503,229
140,729	Host Hotels & Resorts, Inc.	2,969,382
9,805	LaSalle Hotel Properties	339,155
3,000	Marriott International, Inc.	396,090
25,250	MGM Growth Properties, LLC	744,622
35,500	Park Hotels & Resorts, Inc.	1,165,110
16,674	Pebblebrook Hotel Trust	606,433
38,084	RLJ Lodging Trust	838,990
4,600	Ryman Hospitality Properties	396,382
17,452	Summit Hotel Properties, Inc.	236,126
93,331	Sunstone Hotel Investors, Inc.	1,526,895

	Total	13,076,517

Industrial REITS (9.5%)
20,000	Americold Realty Trust	500,400
85,370	Duke Realty Corporation	2,421,947
6,524	EastGroup Properties, Inc.	623,825
42,696	First Industrial Realty Trust, Inc.	1,340,654
5,450	Monmouth Real Estate Investment Corporation	91,124
146,338	Prologis, Inc.	9,920,253
34,078	Rexford Industrial Realty, Inc.	1,089,133
12,400	STAG Industrial, Inc.	341,000
8,808	Terreno Realty Corporation	332,062

	Total	16,660,398

Information Technology (0.6%)
14,750	InterXion Holding NVb	992,675

	Total	992,675

Shares	Common Stock (99.1%)	Value
Mortgage REITS (0.5%)
25,000	AGNC Investment Corporation	$465,750
33,600	Annaly Capital Management, Inc.	343,728

	Total	809,478

Office REITS (14.0%)
33,872	Alexandria Real Estate Equities, Inc.	4,260,759
36,398	Boston Properties, Inc.	4,480,230
41,430	Brandywine Realty Trust	651,280
21,797	City Office REIT, Inc.	275,078
27,688	Columbia Property Trust, Inc.	654,544
24,707	Corporate Office Properties Trust	737,010
85,532	Cousins Properties, Inc.	760,379
33,857	Douglas Emmett, Inc.	1,277,086
5,000	Equity Commonwealth[b]	160,450
25,312	Highwoods Properties, Inc.	1,196,245
54,459	Hudson Pacific Properties, Inc.	1,781,898
17,725	JBG SMITH Properties	652,812
30,414	Kilroy Realty Corporation	2,180,380
24,905	Mack-Cali Realty Corporation	529,480
33,300	Paramount Group, Inc.	502,497
13,463	Piedmont Office Realty Trust, Inc.	254,855
22,977	SL Green Realty Corporation	2,240,947
26,254	Vornado Realty Trust	1,916,542

	Total	24,512,472

Real Estate Operating Companies (<0.1%)
1,100	Essential Properties Realty Trust, Inc.	15,609

	Total	15,609

Residential REITS (19.0%)
19,453	American Campus Communities, Inc.	800,686
94,400	American Homes 4 Rent	2,066,416
28,434	Apartment Investment & Management Company	1,254,792
32,554	AvalonBay Communities, Inc.	5,897,157
27,231	Camden Property Trust	2,548,005
25,728	Equity Lifestyle Properties, Inc.	2,481,466
63,658	Equity Residential	4,217,979
16,985	Essex Property Trust, Inc.	4,190,369
124,500	Invitation Homes, Inc.	2,852,295
20,605	Mid-America Apartment Communities, Inc.	2,064,209
29,428	Sun Communities, Inc.	2,988,119
49,094	UDR, Inc.	1,984,870

	Total	33,346,363

Retail REITS (15.9%)
29,413	Acadia Realty Trust	824,446
13,997	Agree Realty Corporation	743,521
45,291	Brixmor Property Group, Inc.	793,045
19,562	Brookfield Property REIT, Inc.	409,433
44,103	DDR Corporation	590,539
15,795	Federal Realty Investment Trust	1,997,594
41,987	Kimco Realty Corporation	702,862
18,436	Kite Realty Group Trust	306,959
24,191	Macerich Company	1,337,520
16,486	National Retail Properties, Inc.	738,902
12,026	Pennsylvania REIT	113,766
10,705	Ramco-Gershenson Properties Trust	145,588
12,577	Realty Income Corporation	715,506
44,142	Regency Centers Corporation	2,854,663
32,822	Retail Opportunity Investments Corporation	612,787
56,300	Retail Properties of America, Inc.	686,297
1,138	Saul Centers, Inc.	63,728
64,781	Simon Property Group, Inc.	11,450,042

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
273

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (99.1%)	Value
Retail REITS (15.9%) - continued
68,960	Spirit Realty Capital, Inc.	$555,818
10,133	Tanger Factory Outlet Centers, Inc.	231,843
12,647	Taubman Centers, Inc.	756,670
16,471	Urban Edge Properties	363,680
6,993	Urstadt Biddle Properties, Inc.	148,881
9,071	Washington Prime Group, Inc.	66,218
23,142	Weingarten Realty Investors	688,706

	Total	27,899,014

Specialized REITS (22.2%)
25,851	American Tower Corporation	3,756,150
8,896	CoreSite Realty Corporation	988,701
29,462	Crown Castle International Corporation	3,280,005
58,672	CubeSmart	1,673,912
43,600	CyrusOne, Inc.	2,764,240
64,078	Digital Realty Trust, Inc.	7,207,493
6,632	EPR Properties	453,695
16,307	Equinix, Inc.	7,059,137
32,870	Extra Space Storage, Inc.	2,847,857
14,200	Four Corners Property Trust, Inc.	364,798
14,450	Gaming and Leisure Properties, Inc.	509,363
11,500	GEO Group, Inc.	289,340
13,161	Iron Mountain, Inc.	454,318
6,858	Life Storage, Inc.	652,607
16,465	National Storage Affiliates Trust	418,870
16,883	Public Storage, Inc.	3,404,119
5,500	SBA Communications Corporation[b]	883,465
4,900	Uniti Group, Inc.	98,735
14,800	VICI Properties, Inc.	319,976
44,680	Weyerhaeuser Company	1,441,824

	Total	38,868,605

	Total Common Stock (cost $143,926,531)	173,458,755

Shares or Principal Amount	Short-Term Investments (0.3%)	Value
	Thrivent Core Short-Term Reserve Fund
54,669	2.340%	546,688

	Total Short-Term Investments (cost $546,688)	546,688

	Total Investments (cost $144,473,219) 99.4%	$174,005,443

	Other Assets and Liabilities, Net 0.6%	1,096,350

	Total Net Assets 100.0%	$175,101,793

a	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
b	Non-income producing security.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
274

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified REITS	4,890,122	4,879,517	–	10,605
Health Care REITs	12,387,502	12,387,502	–	–
Hotel & Resort REITs	13,076,517	13,076,517	–	–
Industrial REITS	16,660,398	16,660,398	–	–
Information Technology	992,675	992,675	–	–
Mortgage REITS	809,478	809,478	–	–
Office REITS	24,512,472	24,512,472	–	–
Real Estate Operating Companies	15,609	15,609	–	–
Residential REITS	33,346,363	33,346,363	–	–
Retail REITS	27,899,014	27,899,014	–	–
Specialized REITS	38,868,605	38,868,605	–	–

Subtotal Investments in Securities	$173,458,755	$173,448,150	$–	$10,605

Other Investments*	Total

Short-Term Investments	546,688

Subtotal Other Investments	$546,688

Total Investments at Value	$174,005,443

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$654	$16,459	$16,566	55	$547	0.3%

Total Affiliated Short-Term Investments	654				547	0.3

Total Value	$654				$547

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$7

Total Income from Affiliated Investments				$7

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
275

SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (93.7%)	Value
Consumer Discretionary (14.4%)
610	Bright Horizons Family Solutions, Inc.[a]	$71,882
914	Burlington Stores, Inc.[a]	148,909
729	Children’s Place, Inc.	93,166
2,859	Core-Mark Holding Company, Inc.	97,092
2,805	Duluth Holdings, Inc.[a]	88,245
1,296	Five Below, Inc.[a]	168,558
1,177	G-III Apparel Group, Ltd.[a]	56,720
2,556	Habit Restaurants, Inc.[a]	40,768
2,893	Nutrisystem, Inc.	107,186
806	Oxford Industries, Inc.	72,701
1,637	Planet Fitness, Inc.[a]	88,447
1,744	Six Flags Entertainment Corporation	121,766
388	Vail Resorts, Inc.	106,475
1,151	Wingstop, Inc.	78,579

	Total	1,340,494

Consumer Staples (1.5%)
432	Casey’s General Stores, Inc.	55,776
2,063	e.l.f. Beauty, Inc.[a]	26,262
738	MGP Ingredients, Inc.	58,287

	Total	140,325

Energy (3.5%)
5,194	Callon Petroleum Company[a]	62,276
1,894	Nine Energy Service, Inc.[a]	57,919
2,443	Parsley Energy, Inc.[a]	71,458
1,692	Talos Energy, Inc.[a]	55,531
3,764	Transocean, Ltd.[a]	52,508
1,529	WPX Energy, Inc.[a]	30,763

	Total	330,455

Financials (9.7%)
1,050	Ameris Bancorp	47,985
1,275	Bank OZK	48,399
1,838	Essent Group, Ltd.[a]	81,332
2,370	Hamilton Lane, Inc.	104,944
543	Interactive Brokers Group, Inc.	30,033
3,637	Investment Technology Group, Inc.	78,778
423	MarketAxess Holdings, Inc.	75,501
1,135	PacWest Bancorp	54,083
2,633	Santander Consumer USA Holdings Inc.	52,765
2,192	Seacoast Banking Corporation of Florida[a]	64,006
10,234	SLM Corporation[a]	114,109
1,163	Stifel Financial Corporation	59,615
225	SVB Financial Group[a]	69,937
466	Western Alliance Bancorp[a]	26,511

	Total	907,998

Health Care (19.9%)
90	ABIOMED, Inc.[a]	40,478
980	Aerie Pharmaceuticals, Inc.[a]	60,319
557	Arena Pharmaceuticals, Inc.[a]	25,633
1,407	Cardiovascular Systems, Inc.[a]	55,070
2,016	Catalent, Inc.[a]	91,829
1,023	Concert Pharmaceuticals, Inc.[a]	15,181
2,012	Evolent Health, Inc.[a]	57,141
5,448	GenMark Diagnostics, Inc.[a]	40,043
2,274	Halozyme Therapeutics, Inc.[a]	41,319
1,045	Immunomedics, Inc.[a]	21,767
526	Inogen, Inc.[a]	128,407
1,634	Intersect ENT, Inc.[a]	46,978
446	Intra-Cellular Therapies, Inc.[a]	9,678
1,364	LHC Group, Inc.[a]	140,478

Shares	Common Stock (93.7%)	Value
Health Care (19.9%) - continued
1,181	Merit Medical Systems, Inc.[a]	$72,572
736	Neurocrine Biosciences, Inc.[a]	90,491
248	Neuronetics, Inc.[a]	7,951
1,649	Nevro Corporation[a]	93,993
1,199	Novocure, Ltd.[a]	62,828
1,790	NuVasive, Inc.[a]	127,054
5,310	Optinose, Inc.[a]	66,003
353	Prothena Corporation plc[a]	4,617
1,000	Ra Medical Systems, Inc.[a]	18,200
182	Sage Therapeutics, Inc.[a]	25,708
3,260	Tactile Systems Technology, Inc.[a]	231,623
496	Teleflex, Inc.	131,981
1,329	Veeva Systems, Inc.[a]	144,688

	Total	1,852,030

Industrials (15.4%)
1,921	Aerojet Rocketdyne Holdings, Inc.[a]	65,295
1,106	ASGN, Inc.[a]	87,297
2,953	Casella Waste Systems, Inc.[a]	91,720
1,010	Dycom Industries, Inc.[a]	85,446
699	Granite Construction, Inc.	31,944
2,355	Healthcare Services Group, Inc.	95,660
1,633	Heico Corporation	151,232
1,120	Kirby Corporation[a]	92,120
1,062	Masonite International Corporation[a]	68,074
2,055	Mercury Systems, Inc.[a]	113,683
4,816	MRC Global, Inc.[a]	90,397
1,329	SiteOne Landscape Supply, Inc.[a]	100,127
4,215	TPI Composites, Inc.[a]	120,338
140	Valmont Industries, Inc.	19,390
1,855	WageWorks, Inc.[a]	79,301
342	Watsco, Inc.	60,910
2,567	Willdan Group, Inc.[a]	87,175

	Total	1,440,109

Information Technology (28.3%)
531	2U, Inc.[a]	39,926
875	Ambarella, Inc.[a]	33,845
295	Arista Networks, Inc.[a]	78,429
3,289	Blackline, Inc.[a]	185,730
849	CEVA, Inc.[a]	24,409
949	Cognex Corporation	52,973
1,552	Descartes Systems Group, Inc.[a]	52,613
2,760	Dolby Laboratories, Inc.	193,117
634	Envestnet, Inc.[a]	38,642
1,765	Guidewire Software, Inc.[a]	178,283
2,088	M/A-COM Technology Solutions Holdings, Inc.[a]	43,013
2,078	Monolithic Power Systems, Inc.	260,851
2,053	New Relic, Inc.[a]	193,454
734	Novanta, Inc.[a]	50,205
2,339	Proofpoint, Inc.[a]	248,706
2,882	Q2 Holdings, Inc.[a]	174,505
9,025	Quantenna Communications, Inc.[a]	166,511
792	Rogers Corporation[a]	116,677
2,495	SailPoint Technologies Holdings, Inc.[a]	84,880
5,791	Sequans Communications SA ADR[a]	8,223
706	SS&C Technologies Holdings, Inc.	40,122
674	Tyler Technologies, Inc.[a]	165,170
146	Ultimate Software Group, Inc.[a]	47,040
523	Universal Display Corporation	61,662
1,860	Virtusa Corporation[a]	99,901

	Total	2,638,887

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
276

SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (93.7%)	Value
Real Estate (0.3%)
453	CyrusOne, Inc.	$28,720

	Total	28,720

Telecommunications Services (0.7%)
6,113	ORBCOMM, Inc.[a]	66,387

	Total	66,387

	Total Common Stock (cost $8,167,100)	8,745,405

Shares	Registered Investment Companies (2.2%)	Value
Equity Funds/Exchange Traded Funds (2.2%)
129	iShares Russell 2000 Growth Index Fund	27,745
1,804	SPDR S&P Biotech ETF	172,950

	Total	200,695

	Total Registered Investment Companies (cost $195,269)	200,695

Shares or Principal Amount	Short-Term Investments (5.8%)	Value
	Thrivent Core Short-Term Reserve Fund
54,501	2.340%	545,009

	Total Short-Term Investments (cost $545,009)	545,009

	Total Investments (cost $8,907,378) 101.7%	$9,491,109

	Other Assets and Liabilities, Net (1.7%)	(162,203)

	Total Net Assets 100.0%	$9,328,906

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
277

SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,340,494	1,340,494	–	–
Consumer Staples	140,325	140,325	–	–
Energy	330,455	330,455	–	–
Financials	907,998	907,998	–	–
Health Care	1,852,030	1,852,030	–	–
Industrials	1,440,109	1,440,109	–	–
Information Technology	2,638,887	2,638,887	–	–
Real Estate	28,720	28,720	–	–
Telecommunications Services	66,387	66,387	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	200,695	200,695	–	–

Subtotal Investments in Securities	$8,946,100	$8,946,100	$–	$–

Other Investments*	Total

Short-Term Investments	545,009

Subtotal Other Investments	$545,009

Total Investments at Value	$9,491,109

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:

Portfolio	Value 4/27/2018	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$3,462	$2,917	55	$545	5.8%

Total Affiliated Short-Term Investments	–				545	5.8

Total Value	$–				$545

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 4/27/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$2

Total Income from Affiliated Investments				$2

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
278

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (97.6%)	Value
Consumer Discretionary (14.1%)
47,695	Abercrombie & Fitch Company	$1,007,318
76,148	American Axle & Manufacturing Holdings, Inc.[a]	1,328,021
11,356	American Public Education, Inc.[a]	375,316
13,884	Asbury Automotive Group, Inc.[a]	954,525
120,087	Ascena Retail Group, Inc.[a]	548,798
26,223	Barnes & Noble Education, Inc.[a]	151,044
39,735	Barnes & Noble, Inc.	230,463
58,852	Belmond, Ltd.[a]	1,074,049
14,088	Big 5 Sporting Goods Corporation[b]	71,849
14,318	BJ’s Restaurants, Inc.	1,033,760
19,943	Buckle, Inc.[b]	459,686
30,316	Caleres, Inc.	1,087,132
60,545	Callaway Golf Company	1,470,638
46,363	Career Education Corporation[a]	692,200
16,135	Cato Corporation	339,158
5,827	Cavco Industries, Inc.[a]	1,474,231
90,217	Chico’s FAS, Inc.	782,181
11,174	Children’s Place, Inc.	1,428,037
11,802	Chuy’s Holdings, Inc.[a]	309,803
35,438	Cooper Tire & Rubber Company	1,002,895
11,405	Cooper-Standard Holdings, Inc.[a]	1,368,372
32,309	Core-Mark Holding Company, Inc.	1,097,214
47,977	Crocs, Inc.[a]	1,021,430
26,720	Dave & Buster’s Entertainment, Inc.	1,769,398
12,455	Dine Brands Global, Inc.	1,012,716
19,875	Dorman Products, Inc.[a]	1,528,785
46,529	DSW, Inc.	1,576,403
38,726	E.W. Scripps Company	638,979
15,141	El Pollo Loco Holdings, Inc.[a]	190,020
17,623	Ethan Allen Interiors, Inc.	365,677
52,948	Express, Inc.[a]	585,605
15,966	Fiesta Restaurant Group, Inc.[a]	427,091
30,911	Fossil, Inc.[a]	719,608
26,370	Fox Factory Holding Corporation[a]	1,847,219
24,411	Francesca’s Holdings Corporation[a]	90,565
79,069	Gannett Company, Inc.	791,481
13,953	Genesco, Inc.[a]	657,186
24,721	Gentherm, Inc.[a]	1,123,569
29,403	G-III Apparel Group, Ltd.[a]	1,416,931
12,896	Group 1 Automotive, Inc.	836,950
40,928	Guess ?, Inc.	924,973
13,544	Haverty Furniture Companies, Inc.	299,322
13,289	Hibbett Sports, Inc.[a]	249,833
14,566	Installed Building Products, Inc.[a]	568,074
18,684	iRobot Corporation[a]	2,053,745
222,149	J.C. Penney Company, Inc.[a,b]	368,767
11,074	Kirkland’s, Inc.[a]	111,737
33,071	La-Z-Boy, Inc.	1,045,044
17,649	LCI Industries	1,461,337
12,619	LGI Homes, Inc.[a,b]	598,645
15,834	Lithia Motors, Inc.	1,293,004
20,036	Lumber Liquidators Holdings, Inc.[a]	310,358
31,346	M.D.C. Holdings, Inc.	927,215
19,971	M/I Homes, Inc.[a]	477,906
13,589	Marcus Corporation	571,417
15,517	MarineMax, Inc.[a]	329,736
26,801	Meritage Homes Corporation[a]	1,069,360
7,992	Monarch Casino & Resort, Inc.[a]	363,236
23,061	Monro, Inc.	1,605,046
13,402	Motorcar Parts of America, Inc.[a]	314,277
10,971	Movado Group, Inc.	459,685
21,361	Nautilus, Inc.[a]	297,986
36,993	New Media Investment Group, Inc.	580,420
20,841	Nutrisystem, Inc.	772,159
382,645	Office Depot, Inc.	1,228,290

Shares	Common Stock (97.6%)	Value
Consumer Discretionary (14.1%) - continued
11,862	Oxford Industries, Inc.	$1,069,952
59,199	Penn National Gaming, Inc.[a]	1,948,831
8,884	Perry Ellis International, Inc.[a]	242,800
14,440	PetMed Express, Inc.[b]	476,664
9,075	Red Robin Gourmet Burgers, Inc.[a]	364,361
24,251	Regis Corporation[a]	495,448
30,296	Rent-A-Center, Inc.[a]	435,656
13,415	RHa,b	1,757,499
20,251	Ruth’s Hospitality Group, Inc.	638,919
19,204	Scholastic Corporation	896,635
17,519	Shake Shack, Inc.[a]	1,103,872
7,575	Shoe Carnival, Inc.	291,638
23,317	Shutterfly, Inc.[a]	1,536,357
24,374	Sleep Number Corporation[a]	896,476
17,104	Sonic Automotive, Inc.	330,962
23,379	Sonic Corporation	1,013,246
11,800	Stamps.com, Inc.[a]	2,669,160
14,199	Standard Motor Products, Inc.	698,875
36,888	Steven Madden, Ltd.	1,951,375
14,570	Strategic Education, Inc.	1,996,527
12,270	Sturm, Ruger & Company, Inc.[b]	847,244
16,237	Superior Industries International, Inc.	276,841
35,123	Tailored Brands, Inc.	884,748
24,093	Tile Shop Holdings, Inc.	172,265
24,828	TopBuild Corporation[a]	1,410,727
11,952	Unifi, Inc.[a]	338,600
9,897	Universal Electronics, Inc.[a]	389,447
13,208	Vera Bradley, Inc.[a]	201,554
40,213	Vista Outdoor, Inc.[a]	719,411
10,617	Vitamin Shoppe, Inc.[a]	106,170
19,545	William Lyon Homes[a]	310,570
20,443	Wingstop, Inc.	1,395,644
20,109	Winnebago Industries, Inc.	666,613
64,531	Wolverine World Wide, Inc.	2,519,936
12,794	Zumiez, Inc.[a]	337,122

	Total	84,560,020

Consumer Staples (3.1%)
18,534	Andersons, Inc.	697,805
307,344	Avon Products, Inc.[a]	676,157
46,528	B&G Foods, Inc.	1,277,193
11,065	Calavo Growers, Inc.[b]	1,068,879
20,712	Cal-Maine Foods, Inc.	1,000,389
7,240	Central Garden & Pet Company[a]	260,930
27,885	Central Garden & Pet Company, Class Aa	924,109
3,263	Coca-Cola Bottling Company Consolidated	594,780
111,743	Darling Ingredients, Inc.[a]	2,158,875
63,778	Dean Foods Company	452,824
12,036	Inter Parfums, Inc.	775,720
10,433	J & J Snack Foods Corporation	1,574,235
6,117	John B. Sanfilippo & Son, Inc.	436,631
8,145	Medifast, Inc.	1,804,525
8,827	MGP Ingredients, Inc.	697,156
4,678	Seneca Foods Corporation[a]	157,649
25,107	SpartanNash Company	503,646
26,885	SUPERVALU, Inc.[a]	866,235
17,410	Universal Corporation	1,131,650
9,717	WD-40 Company	1,672,296

	Total	18,731,684

Energy (4.2%)
90,672	Archrock, Inc.	1,106,198
14,326	Bonanza Creek Energy, Inc.[a]	426,628
22,894	Bristow Group, Inc.[a]	277,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
279

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (97.6%)	Value
Energy (4.2%) - continued
44,369	C&J Energy Services, Inc.[a]	$922,875
15,411	CARBO Ceramics, Inc.[a,b]	111,730
58,110	Carrizo Oil & Gas, Inc.[a]	1,464,372
53,684	Cloud Peak Energy, Inc.[a]	123,473
19,362	CONSOL Energy, Inc.[a]	790,163
313,669	Denbury Resources, Inc.[a]	1,944,748
14,431	Era Group, Inc.[a]	178,223
22,542	Exterran Corporation[a]	598,039
9,431	Geospace Technologies Corporation[a]	129,205
27,184	Green Plains, Inc.	467,565
9,509	Gulf Island Fabrication, Inc.	94,615
97,104	Helix Energy Solutions Group, Inc.[a]	959,388
69,234	HighPoint Resources Corporation[a]	337,862
14,201	KLX Energy Services Holdings, Inc.[a]	454,574
104,273	Laredo Petroleum Holdings, Inc.[a]	851,910
18,725	Matrix Service Company[a]	461,571
61,847	Newpark Resources, Inc.[a]	640,116
172,398	Noble Corporation[a]	1,211,958
41,799	Oil States International, Inc.[a]	1,387,727
17,670	Par Pacific Holdings, Inc.[a]	360,468
44,767	PDC Energy, Inc.[a]	2,191,792
9,385	Penn Virginia Corporation[a]	755,868
54,106	Pioneer Energy Services Corporation[a]	159,613
50,320	ProPetro Holding Corporation[a]	829,777
25,417	Renewable Energy Group, Inc.[a]	732,010
3,938	REX American Resources Corporation[a]	297,516
37,843	Ring Energy, Inc.[a]	375,024
11,916	SEACOR Holdings, Inc.[a]	588,770
168,400	SRC Energy, Inc.[a]	1,497,076
87,701	TETRA Technologies, Inc.[a]	395,531
54,519	U.S. Silica Holdings, Inc.	1,026,593
37,823	Unit Corporation[a]	985,667

	Total	25,136,349

Financials (16.7%)
31,753	Ambac Financial Group, Inc.[a]	648,396
61,269	American Equity Investment Life Holding Company	2,166,472
27,845	Ameris Bancorp	1,272,516
13,511	AMERISAFE, Inc.	837,006
78,261	Apollo Commercial Real Estate Finance, Inc.	1,476,785
29,337	ARMOUR Residential REIT, Inc.	658,616
38,441	Axos Financial, Inc.[a]	1,321,986
29,751	Banc of California, Inc.	562,294
22,616	Banner Corporation	1,406,037
27,562	Berkshire Hills Bancorp, Inc.	1,121,773
32,831	Blucora, Inc.[a]	1,321,448
58,834	Boston Private Financial Holdings, Inc.	803,084
56,208	Brookline Bancorp, Inc.	938,674
64,619	Capstead Mortgage Corporation	511,136
20,693	Central Pacific Financial Corporation	546,916
10,785	City Holding Company	828,288
49,719	Columbia Banking System, Inc.	1,927,606
35,629	Community Bank System, Inc.	2,175,863
20,704	Customers Bancorp, Inc.[a]	487,165
71,820	CVB Financial Corporation	1,603,022
21,679	Dime Community Bancshares, Inc.	386,970
23,724	Donnelley Financial Solutions, Inc.[a]	425,134
11,701	eHealth, Inc.[a]	330,670
22,951	Employers Holdings, Inc.	1,039,680
17,960	Encore Capital Group, Inc.[a,b]	643,866
23,742	Enova International, Inc.[a]	683,770
36,037	EZCORP, Inc.[a]	385,596

Shares	Common Stock (97.6%)	Value
Financials (16.7%) - continued
15,502	Fidelity Southern Corporation	$384,140
148,156	First BanCorp[a]	1,348,220
70,153	First Commonwealth Financial Corporation	1,132,269
68,343	First Financial Bancorp	2,029,787
46,087	First Financial Bankshares, Inc.[b]	2,723,742
72,168	First Midwest Bancorp, Inc.	1,918,947
30,238	FirstCash, Inc.	2,479,516
8,449	Franklin Financial Network, Inc.[a]	330,356
57,642	Glacier Bancorp, Inc.	2,483,794
30,496	Granite Point Mortgage Trust, Inc.	587,963
41,140	Great Western Bancorp, Inc.	1,735,697
18,483	Green Bancorp, Inc.	408,474
32,673	Green Dot Corporation[a]	2,902,016
13,037	Greenhill & Company, Inc.	343,525
22,763	Hanmi Financial Corporation	566,799
5,305	HCI Group, Inc.	232,094
22,605	Heritage Financial Corporation	794,566
18,863	HomeStreet, Inc.[a]	499,869
84,233	Hope Bancorp, Inc.	1,362,048
28,602	Horace Mann Educators Corporation	1,284,230
19,289	Independent Bank Corporation	1,593,271
10,956	INTL FCStone, Inc.[a]	529,394
78,102	Invesco Mortgage Capital. Inc.	1,235,574
23,091	Investment Technology Group, Inc.	500,151
20,983	James River Group Holdings, Ltd.	894,295
31,138	Legacy Texas Financial Group, Inc.	1,326,479
47,198	Maiden Holdings, Ltd.	134,514
6,363	Meta Financial Group, Inc.	525,902
19,039	National Bank Holdings Corporation	716,818
15,839	Navigators Group, Inc.	1,094,475
30,451	NBT Bancorp, Inc.	1,168,709
95,822	New York Mortgage Trust, Inc.	582,598
44,757	NMI Holdings, Inc.[a]	1,013,746
32,724	Northfield Bancorp, Inc.	520,966
71,805	Northwest Bancshares, Inc.	1,243,663
30,770	OFG Bancorp	496,935
103,929	Old National Bancorp	2,005,830
14,737	Opus Bank	403,794
27,730	Oritani Financial Corporation	431,201
30,623	Pacific Premier Bancorp, Inc.[a]	1,139,176
42,629	PennyMac Mortgage Investment Trust	862,811
9,978	Piper Jaffray Companies	761,820
31,767	PRA Group, Inc.[a]	1,143,612
9,645	Preferred Bank	564,232
37,466	ProAssurance Corporation	1,759,029
42,676	Provident Financial Services, Inc.	1,047,696
58,090	Redwood Trust, Inc.	943,382
26,477	RLI Corporation	2,080,563
24,434	S&T Bancorp, Inc.	1,059,458
9,906	Safety Insurance Group, Inc.	887,578
32,891	Seacoast Banking Corporation of Florida[a]	960,417
40,135	Selective Insurance Group, Inc.	2,548,572
31,655	ServisFirst Bancshares, Inc.	1,239,293
62,906	Simmons First National Corporation	1,852,582
22,457	Southside Bancshares, Inc.	781,504
16,589	Stewart Information Services Corporation	746,671
53,414	Third Point Reinsurance, Ltd.[a]	694,382
8,686	Tompkins Financial Corporation	705,216
16,170	Triumph Bancorp, Inc.[a]	617,694
67,483	TrustCo Bank Corporation	573,605
53,978	United Community Banks, Inc.	1,505,446
14,835	United Fire Group, Inc.	753,173

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
280

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (97.6%)	Value
Financials (16.7%) - continued
14,379	United Insurance Holdings Corporation	$321,802
22,845	Universal Insurance Holdings, Inc.	1,109,125
5,041	Virtus Investment Partners, Inc.	573,414
54,103	Waddell & Reed Financial, Inc.	1,145,902
19,800	Walker & Dunlop, Inc.	1,047,024
18,643	Westamerica Bancorporation[b]	1,121,563
81,085	WisdomTree Investments, Inc.	687,601
4,257	World Acceptance Corporation[a]	486,830

	Total	100,198,309

Health Care (11.6%)
21,679	Aceto Corporation	48,995
26,849	Acorda Therapeutics, Inc.[a]	527,583
24,095	AMAG Pharmaceuticals, Inc.[a]	481,900
19,754	Amedisys, Inc.[a]	2,468,460
32,398	AMN Healthcare Services, Inc.[a]	1,772,171
25,062	Amphastar Pharmaceuticals, Inc.[a]	482,193
25,781	AngioDynamics, Inc.[a]	560,479
6,351	ANI Pharmaceuticals, Inc.[a]	359,086
10,289	Anika Therapeutics, Inc.[a]	433,990
44,409	Assertio Therapeutics, Inc.[a]	261,125
21,782	Biotelemetry, Inc.[a]	1,403,850
23,065	Cambrex Corporation[a]	1,577,646
80,881	Community Health Systems, Inc.[a,b]	279,848
8,042	Computer Programs and Systems, Inc.	215,928
17,473	CONMED Corporation	1,384,211
72,041	Corcept Therapeutics, Inc.[a,b]	1,010,015
6,796	CorVel Corporation[a]	409,459
25,473	Cross Country Healthcare, Inc.[a]	222,379
23,658	CryoLife, Inc.[a]	832,762
9,541	Cutera, Inc.[a]	310,560
35,525	Cytokinetics, Inc.[a]	349,921
38,557	Diplomat Pharmacy, Inc.[a]	748,391
7,556	Eagle Pharmaceuticals, Inc.[a]	523,857
30,000	Emergent Biosolutions, Inc.[a]	1,974,900
10,849	Enanta Pharmaceuticals, Inc.[a]	927,156
135,956	Endo International plc[a]	2,288,139
34,016	Ensign Group, Inc.	1,289,887
18,103	HealthStream, Inc.	561,374
4,698	Heska Corporation[a]	532,330
58,351	HMS Holdings Corporation[a]	1,914,496
48,166	Innoviva, Inc.[a]	734,050
19,897	Integer Holdings Corporation[a]	1,650,456
23,169	Invacare Corporation	337,109
21,361	Lannett Company, Inc.[a,b]	101,465
26,127	Lantheus Holdings, Inc.[a]	390,599
10,698	LeMaitre Vascular, Inc.	414,441
19,761	LHC Group, Inc.[a]	2,035,185
14,387	Ligand Pharmaceuticals, Inc.[a]	3,949,088
29,036	Luminex Corporation	880,081
17,246	Magellan Health Services, Inc.[a]	1,242,574
45,367	Medicines Company[a,b]	1,356,927
29,534	Meridian Bioscience, Inc.	440,057
37,696	Merit Medical Systems, Inc.[a]	2,316,419
72,573	MiMedx Group, Inc.[a,b]	448,501
54,299	Momenta Pharmaceuticals, Inc.[a]	1,428,064
48,870	Myriad Genetics, Inc.[a]	2,248,020
23,390	Natus Medical, Inc.[a]	833,853
35,340	Neogen Corporation[a]	2,527,870
33,066	NextGen Healthcare, Inc.[a]	663,965
27,356	Omnicell, Inc.[a]	1,966,896
42,838	OraSure Technologies, Inc.[a]	661,847
13,194	Orthifix Medical, Inc.[a]	762,745
43,130	Owens & Minor, Inc.	712,508

Shares	Common Stock (97.6%)	Value
Health Care (11.6%) - continued
13,862	Phibro Animal Health Corporation	$594,680
58,064	Progenics Pharmaceuticals, Inc.[a]	364,061
7,648	Providence Service Corporation[a]	514,557
19,818	Quorum Health Corporation[a]	116,133
20,438	REGENXBIO, Inc.[a]	1,543,069
26,350	Repligen Corporation[a]	1,461,371
74,866	Select Medical Holdings Corporation[a]	1,377,534
65,366	Spectrum Pharmaceuticals, Inc.[a]	1,098,149
36,269	Supernus Pharmaceuticals, Inc.[a]	1,826,144
9,208	Surmodics, Inc.[a]	687,377
11,418	Tabula Rasa HealthCare, Inc.[a]	927,027
11,368	Tactile Systems Technology, Inc.[a]	807,696
27,251	Tivity Health, Inc.[a]	876,120
8,863	U.S. Physical Therapy, Inc.	1,051,152
36,259	Vanda Pharmaceuticals, Inc.[a]	832,144
26,616	Varex Imaging Corporation[a]	762,815

	Total	69,095,840

Industrials (19.5%)
20,663	A. Schulman, Inc. CVR[c]	41,326
28,216	AAON, Inc.	1,066,565
22,576	AAR Corporation	1,081,165
45,949	ABM Industries, Inc.	1,481,855
42,506	Actuant Corporation	1,185,917
22,748	Aegion Corporation[a]	577,344
47,405	Aerojet Rocketdyne Holdings, Inc.[a]	1,611,296
14,855	Aerovironment, Inc.[a]	1,666,285
6,704	Alamo Group, Inc.	614,153
20,281	Albany International Corporation	1,612,339
8,854	Allegiant Travel Company	1,122,687
10,669	American Woodmark Corporation[a]	836,983
19,709	Apogee Enterprises, Inc.	814,376
26,230	Applied Industrial Technologies, Inc.	2,052,497
17,945	ArcBest Corporation	871,230
35,690	ASGN, Inc.[a]	2,817,012
15,739	Astec Industries, Inc.	793,403
17,918	Atlas Air Worldwide Holdings, Inc.[a]	1,142,272
40,124	Axon Enterprise, Inc.[a]	2,745,685
18,262	AZZ, Inc.	922,231
32,119	Barnes Group, Inc.	2,281,413
33,777	Brady Corporation	1,477,744
29,662	Briggs & Stratton Corporation	570,400
21,643	Chart Industries, Inc.[a]	1,695,296
13,837	CIRCOR International, Inc.	657,257
25,947	Comfort Systems USA, Inc.	1,463,411
17,578	Cubic Corporation	1,284,073
11,060	DXP Enterprises, Inc.[a]	443,174
18,649	Echo Global Logistics, Inc.[a]	577,187
14,608	Encore Wire Corporation	731,861
12,392	Engility Holdings, Inc.[a]	445,988
14,723	EnPro Industries, Inc.	1,073,748
18,104	ESCO Technologies, Inc.	1,231,977
26,386	Essendant, Inc.	338,269
36,433	Exponent, Inc.	1,952,809
41,960	Federal Signal Corporation	1,123,689
6,892	Forrester Research, Inc.	316,343
20,615	Forward Air Corporation	1,478,095
27,062	Franklin Electric Company, Inc.	1,278,680
26,461	FTI Consulting, Inc.[a]	1,936,681
22,209	Gibraltar Industries, Inc.[a]	1,012,730
21,941	Greenbrier Companies, Inc.	1,318,654
23,730	Griffon Corporation	383,240
56,388	Harsco Corporation[a]	1,609,877
35,573	Hawaiian Holdings, Inc.	1,426,477
34,405	Heartland Express, Inc.	678,811

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
281

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Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (97.6%)	Value
Industrials (19.5%) - continued
13,180	Heidrick & Struggles International, Inc.	$446,143
42,466	Hillenbrand, Inc.	2,220,972
23,539	Hub Group, Inc.[a]	1,073,378
26,157	Insperity, Inc.	3,085,218
12,664	Insteel Industries, Inc.	454,384
41,680	Interface, Inc.	973,228
21,587	John Bean Technologies Corporation	2,575,329
19,529	Kaman Corporation	1,304,147
21,463	Kelly Services, Inc.	515,756
39,491	Korn/Ferry International	1,944,537
7,505	Lindsay Corporation	752,301
23,341	LSC Communications, Inc.	258,151
12,130	Lydall, Inc.[a]	522,803
27,065	Marten Transport, Ltd.	569,718
29,817	Matson, Inc.	1,181,946
22,444	Matthews International Corporation	1,125,567
33,764	Mercury Systems, Inc.[a]	1,867,824
31,399	Mobile Mini, Inc.	1,376,846
22,682	Moog, Inc.	1,949,972
40,399	Mueller Industries, Inc.	1,170,763
9,745	Multi-Color Corporation	606,626
11,620	MYR Group, Inc.[a]	379,277
3,527	National Presto Industries, Inc.[b]	457,276
31,695	Navigant Consulting, Inc.	730,887
19,741	Orion Group Holdings, Inc.[a]	149,045
16,382	Patrick Industries, Inc.[a]	969,814
40,092	PGT Innovations, Inc.[a]	865,987
6,093	Powell Industries, Inc.	220,932
18,425	Proto Labs, Inc.[a]	2,980,244
24,547	Quanex Building Products Corporation	446,755
49,902	R.R. Donnelley & Sons Company	269,471
25,049	Raven Industries, Inc.	1,145,992
20,764	Resources Connection, Inc.	344,682
17,919	Saia, Inc.[a]	1,369,908
28,837	Simpson Manufacturing Company, Inc.	2,089,529
36,303	SkyWest, Inc.	2,138,247
30,090	SPX Corporation[a]	1,002,298
29,750	SPX FLOW, Inc.[a]	1,547,000
9,000	Standex International Corporation	938,250
20,940	Team, Inc.[a,b]	471,150
12,567	Tennant Company	954,464
37,692	Tetra Tech, Inc.	2,574,364
34,652	Titan International, Inc.	257,118
40,042	Trex Company, Inc.[a]	3,082,433
34,794	Triumph Group, Inc.	810,700
28,481	TrueBlue, Inc.[a]	741,930
15,326	U.S. Ecology, Inc.	1,130,293
10,425	UniFirst Corporation	1,810,301
43,029	Universal Forest Products, Inc.	1,520,215
7,838	Veritiv Corporation[a]	285,303
14,272	Viad Corporation	845,616
11,468	Vicor Corporation[a]	527,528
40,596	Wabash National Corporation	740,065
27,765	WageWorks, Inc.[a]	1,186,954
19,469	Watts Water Technologies, Inc.	1,615,927

	Total	116,420,069

Information Technology (14.6%)
79,108	3D Systems Corporation[a,b]	1,495,141
65,233	8x8, Inc.[a]	1,386,201
33,583	ADTRAN, Inc.	592,740
27,519	Advanced Energy Industries, Inc.[a]	1,421,356
10,812	Agilysys, Inc.[a]	176,236

Shares	Common Stock (97.6%)	Value
Information Technology (14.6%) - continued
23,737	Alarm.com Holdings, Inc.[a]	$1,362,504
20,342	Anixter International, Inc.[a]	1,430,043
13,708	Applied Optoelectronics, Inc.[a,b]	338,039
22,443	Axcelis Technologies, Inc.[a]	441,005
20,316	Badger Meter, Inc.	1,075,732
6,755	Bel Fuse, Inc.	179,007
33,164	Benchmark Electronics, Inc.	776,038
25,337	Bottomline Technologies (de), Inc.[a]	1,842,253
49,248	Brooks Automation, Inc.	1,725,157
17,347	Cabot Microelectronics Corporation	1,789,690
16,848	CACI International, Inc.[a]	3,102,559
24,972	CalAmp Corporation[a]	598,329
25,443	Cardtronics, Inc.[a]	805,017
15,655	CEVA, Inc.[a]	450,081
20,139	Cohu, Inc.	505,489
16,549	Comtech Telecommunications Corporation	600,232
17,796	Control4 Corporation[a]	610,937
28,514	Cray, Inc.[a]	613,051
23,563	CSG Systems International, Inc.	945,819
23,042	CTS Corporation	790,341
27,228	Daktronics, Inc.	213,468
52,121	Diebold Nixdorf, Inc.[b]	234,544
19,038	Digi International, Inc.[a]	256,061
26,947	Diodes, Inc.[a]	897,066
15,869	DSP Group, Inc.[a]	188,841
15,445	Ebix, Inc.[b]	1,222,472
24,105	Electro Scientific Industries, Inc.[a]	420,632
31,324	Electronics for Imaging, Inc.[a]	1,067,522
9,565	ePlus, Inc.[a]	886,675
42,138	EVERTEC, Inc.	1,015,526
24,111	ExlService Holdings, Inc.[a]	1,596,148
81,612	Extreme Networks, Inc.[a]	447,234
25,711	Fabrinet[a]	1,189,391
11,835	FARO Technologies, Inc.[a]	761,582
80,267	Finisar Corporation[a]	1,529,086
50,836	FormFactor, Inc.[a]	698,995
71,707	GameStop Corporation[b]	1,094,966
60,233	Harmonic, Inc.[a]	331,281
17,018	Ichor Holdings, Ltd.[a,b]	347,508
40,106	II-VI, Inc.[a]	1,897,014
24,776	Insight Enterprises, Inc.[a]	1,340,134
22,770	Itron, Inc.[a]	1,461,834
39,112	KEMET Corporation[a]	725,528
63,025	Knowles Corporation[a]	1,047,476
42,525	Kopin Corporation[a]	102,911
45,840	Kulicke and Soffa Industries, Inc.	1,092,826
18,197	Liquidity Services, Inc.[a]	115,551
39,092	LivePerson, Inc.[a]	1,014,437
18,433	ManTech International Corporation	1,166,809
43,405	MaxLinear, Inc.[a]	862,891
25,819	Methode Electronics, Inc.	934,648
6,574	MicroStrategy, Inc.[a]	924,436
29,557	Monotype Imaging Holdings, Inc.	597,051
12,440	MTS Systems Corporation	681,090
16,741	Nanometrics, Inc.[a]	628,122
21,997	NETGEAR, Inc.[a]	1,382,511
46,406	NIC, Inc.	686,809
119,323	Oclaro, Inc.[a]	1,066,748
21,249	OneSpan, Inc.[a]	404,793
11,878	OSI Systems, Inc.[a]	906,410
13,340	Park Electrochemical Corporation	259,997
19,283	PDF Solutions, Inc.[a]	174,125
24,543	Perficient, Inc.[a]	654,071
49,043	Photronics, Inc.[a]	483,074
21,989	Plexus Corporation[a]	1,286,576

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
282

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (97.6%)	Value
Information Technology (14.6%) - continued
20,644	Power Integrations, Inc.	$1,304,701
31,685	Progress Software Corporation	1,118,164
22,833	Qualys, Inc.[a]	2,034,420
25,778	QuinStreet, Inc.[a]	349,807
75,377	Rambus, Inc.[a]	822,363
12,862	Rogers Corporation[a]	1,894,830
22,139	Rudolph Technologies, Inc.[a]	541,299
48,088	Sanmina Corporation[a]	1,327,229
17,939	ScanSource, Inc.[a]	715,766
45,136	Semtech Corporation[a]	2,509,562
12,934	Shutterstock, Inc.	705,938
29,141	Solaredge Technology, Ltd.[a,b]	1,097,159
12,133	SPS Commerce, Inc.[a]	1,204,079
27,932	Sykes Enterprises, Inc.[a]	851,647
86,053	TiVo Corp	1,071,360
88,321	Travelport Worldwide, Ltd.	1,489,975
9,961	TTEC Holdings, Inc.	257,990
65,154	TTM Technologies, Inc.[a]	1,036,600
26,962	Ultra Clean Holdings, Inc.[a]	338,373
35,659	Unisys Corporation[a]	727,444
34,076	Veeco Instruments, Inc.[a]	349,279
158,669	Viavi Solutions, Inc.[a]	1,799,306
19,396	Virtusa Corporation[a]	1,041,759
17,057	XO Group, Inc.[a]	588,125
34,417	Xperi Corporation	511,092

	Total	87,038,134

Materials (4.8%)
21,302	AdvanSix, Inc.[a]	723,203
220,397	AK Steel Holding Corporation[a]	1,079,945
18,486	American Vanguard Corporation	332,748
21,851	Balchem Corporation	2,449,279
27,052	Boise Cascade Company	995,514
35,200	Century Aluminum Company[a]	421,344
11,531	Clearwater Paper Corporation[a]	342,471
40,078	Flotek Industries, Inc.[a]	96,187
17,885	FutureFuel Corporation	331,588
34,331	H.B. Fuller Company	1,773,883
6,671	Hawkins, Inc.	276,513
8,707	Haynes International, Inc.	309,098
28,664	Ingevity Corporation[a]	2,920,288
13,691	Innophos Holdings, Inc.	607,880
17,123	Innospec, Inc.	1,314,190
11,669	Kaiser Aluminum Corporation	1,272,621
61,601	KapStone Paper and Packaging Corporation[b]	2,088,890
14,883	Koppers Holdings, Inc.[a]	463,605
22,325	Kraton Performance Polymers, Inc.[a]	1,052,624
14,197	LSB Industries, Inc.[a]	138,847
14,144	Materion Corporation	855,712
23,967	Myers Industries, Inc.	557,233
11,793	Neenah, Inc.	1,017,736
6,382	Olympic Steel, Inc.	133,192
30,680	PH Glatfelter Company	586,295
9,019	Quaker Chemical Corporation	1,823,732
36,441	Rayonier Advanced Materials, Inc.	671,608
21,485	Schweitzer-Mauduit International, Inc.	823,090
13,972	Stepan Company	1,215,704
45,291	SunCoke Energy, Inc.[a]	526,281
27,360	TimkenSteel Corporation[a]	406,843
17,731	Tredegar Corporation	383,876
11,068	US Concrete, Inc.[a,b]	507,468

	Total	28,499,488

Shares	Common Stock (97.6%)	Value
Real Estate (5.6%)
57,141	Acadia Realty Trust	$1,601,662
21,710	Agree Realty Corporation	1,153,235
25,770	American Assets Trust, Inc.	960,963
34,303	Armada Hoffler Properties, Inc.	518,318
56,672	CareTrust REIT, Inc.	1,003,661
120,834	CBL & Associates Properties, Inc.	482,128
55,078	Cedar Realty Trust, Inc.	256,664
32,071	Chatham Lodging Trust	669,963
42,243	Chesapeake Lodging Trust	1,354,733
12,094	Community Healthcare Trust, Inc.	374,672
140,299	DiamondRock Hospitality Company	1,637,289
42,231	Easterly Government Properties, Inc.	818,015
24,490	EastGroup Properties, Inc.	2,341,734
45,481	Four Corners Property Trust, Inc.	1,168,407
75,043	Franklin Street Properties Corporation	599,594
23,152	Getty Realty Corporation	661,221
47,361	Global Net Lease, Inc.	987,477
69,515	Government Properties Income Trust	784,824
25,885	Hersha Hospitality Trust	586,813
25,955	HFF, Inc.	1,102,569
60,957	Independence Realty Trust, Inc.	641,877
47,440	iSTAR Financial, Inc.	529,905
58,557	Kite Realty Group Trust	974,974
151,577	Lexington Realty Trust	1,258,089
27,714	LTC Properties, Inc.	1,222,465
39,503	National Storage Affiliates Trust	1,004,956
49,330	Pennsylvania REIT	466,662
13,980	PS Business Parks, Inc.	1,776,718
56,093	Ramco-Gershenson Properties Trust	762,865
12,424	RE/MAX Holdings, Inc.	551,004
78,884	Retail Opportunity Investments Corporation	1,472,764
8,482	Saul Centers, Inc.	474,992
73,329	Summit Hotel Properties, Inc.	992,141
8,934	Universal Health Realty Income Trust	664,779
20,966	Urstadt Biddle Properties, Inc.	446,366
130,076	Washington Prime Group, Inc.	949,555
27,849	Whitestone REIT	386,544

	Total	33,640,598

Telecommunications Services (1.3%)
7,574	ATN International, Inc.	559,567
34,509	Cincinnati Bell, Inc.[a]	550,419
29,115	Cogent Communications Holdings	1,624,617
45,416	Consolidated Communications Holdings, Inc.	592,225
72,070	Frontier Communications Corporation[b]	467,734
65,648	Iridium Communications, Inc.[a]	1,477,080
13,885	Spok Holdings, Inc.	213,829
150,656	Vonage Holdings Corporation[a]	2,133,289

	Total	7,618,760

Utilities (2.1%)
25,676	American States Water Company	1,569,831
44,579	Avista Corporation	2,253,914
33,602	California Water Service Group	1,441,526
28,458	El Paso Electric Company	1,627,797
20,143	Northwest Natural Gas Company	1,347,567
58,029	South Jersey Industries, Inc.	2,046,683

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
283

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (97.6%)	Value
Utilities (2.1%) - continued
34,387	Spire, Inc.	$2,529,164

	Total	12,816,482

	Total Common Stock (cost $419,446,526)	583,755,733

Shares	Registered Investment Companies (2.2%)	Value
Equity Funds/Exchange Traded Funds (2.2%)
148,147	iShares Core S&P Small-Cap ETF	12,924,344

	Total	12,924,344

	Total Registered Investment Companies (cost $13,149,838)	12,924,344

Shares	Collateral Held for Securities Loaned (2.5%)	Value
15,289,032	Thrivent Cash Management Trust	15,289,032

	Total Collateral Held for Securities Loaned (cost $15,289,032)	15,289,032

Shares or Principal Amount	Short-Term Investments (0.1%)	Value
	Federal Home Loan Bank Discount Notes
100,000	1.910%, 10/4/2018[d,e]	99,983
400,000	2.100%, 11/28/2018[d,e]	398,614
	Thrivent Core Short-Term Reserve Fund
34,303	2.340%	343,032

	Total Short-Term Investments (cost $841,606)	841,629

	Total Investments (cost $448,727,002) 102.4%	$612,810,738

	Other Assets and Liabilities, Net (2.4%)	(14,511,086)

	Total Net Assets 100.0%	$598,299,653

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of September 28, 2018:

Securities Lending Transactions

Common Stock	$14,731,047
Total lending	$14,731,047
Gross amount payable upon return of collateral for securities loaned	$15,289,032
Net amounts due to counterparty	$557,985

    Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
284

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	84,560,020	84,560,020	–	–
Consumer Staples	18,731,684	18,731,684	–	–
Energy	25,136,349	25,136,349	–	–
Financials	100,198,309	100,198,309	–	–
Health Care	69,095,840	69,095,840	–	–
Industrials	116,420,069	116,378,743	–	41,326
Information Technology	87,038,134	87,038,134	–	–
Materials	28,499,488	28,499,488	–	–
Real Estate	33,640,598	33,640,598	–	–
Telecommunications Services	7,618,760	7,618,760	–	–
Utilities	12,816,482	12,816,482	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	12,924,344	12,924,344	–	–
Short-Term Investments	498,597	–	498,597	–

Subtotal Investments in Securities	$597,178,674	$596,638,751	$498,597	$41,326

Other Investments*	Total
Short-Term Investments	343,032
Collateral Held for Securities Loaned	15,289,032

Subtotal Other Investments	$15,632,064

Total Investments at Value	$612,810,738

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	9,815	9,815	–	–

Total Liability Derivatives	$9,815	$9,815	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Small Cap Index Portfolio’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $199,636 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME E-mini Russell 2000 Index	7	December 2018	$605,095	($9,815)

Total Futures Long Contracts			$605,095	($9,815)

Total Futures Contracts			$605,095	($9,815)

Reference Description:

CME	-	Chicago Mercantile Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
285

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$7,472	$61,748	$68,877	34	$343	<0.1

Total Affiliated Short-Term Investments	7,472				343	–

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	23,050	118,056	125,817	15,289	15,289	2.5%

Total Collateral Held for Securities Loaned	23,050				15,289	2.5

Total Value	$30,522				$15,632

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$116

Total Income from Affiliated Investments				$116

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	264

Total Affiliated Income from Securities Loaned, Net				$264

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
286

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (94.6%)	Value
Consumer Discretionary (8.9%)
95,386	Children’s Place, Inc.	$12,190,331
198,137	Core-Mark Holding Company, Inc.	6,728,732
415,434	Crocs, Inc.[a]	8,844,590
74,809	G-III Apparel Group, Ltd.[a]	3,605,046
224,965	Michaels Companies, Inc.[a]	3,651,182
219,909	Nutrisystem, Inc.	8,147,628
46,810	Oxford Industries, Inc.	4,222,262
26,009	Stamps.com, Inc.[a]	5,883,236
116,685	Zumiez, Inc.[a]	3,074,650

	Total	56,347,657

Consumer Staples (5.3%)
24,317	Casey’s General Stores, Inc.	3,139,568
600,594	Cott Corporation	9,699,593
221,184	Hain Celestial Group, Inc.[a]	5,998,510
61,194	John B. Sanfilippo & Son, Inc.	4,368,028
43,073	MGP Ingredients, Inc.	3,401,905
162,393	Turning Point Brands, Inc.	6,732,814

	Total	33,340,418

Energy (5.7%)
549,246	Callon Petroleum Company[a]	6,585,460
744,690	Euronav NV	6,478,803
186,631	Nine Energy Service, Inc.[a]	5,707,176
287,652	Ring Energy, Inc.[a]	2,850,631
98,062	Talos Energy, Inc.[a]	3,218,395
804,414	Transocean, Ltd.[a]	11,221,575

	Total	36,062,040

Financials (22.0%)
104,706	Argo Group International Holdings, Ltd.	6,601,713
240,570	Assured Guaranty, Ltd.	10,159,271
213,432	BancorpSouth Bank	6,979,226
255,591	CoBiz Financial, Inc.	5,658,785
136,938	First Interstate BancSystem, Inc.	6,134,822
111,738	Hamilton Lane, Inc.	4,947,759
121,629	Hancock Whitney Corporation	5,783,459
373,651	Heritage Commerce Corporation	5,574,873
103,820	Horace Mann Educators Corporation	4,661,518
107,371	Houlihan Lokey, Inc.	4,824,179
97,849	IBERIABANK Corporation	7,960,016
309,560	Investment Technology Group, Inc.	6,705,070
101,412	Kemper Corporation	8,158,595
44,170	National Bank Holdings Corporation	1,663,001
306,413	PCSB Financial Corporation	6,232,440
71,743	Primerica, Inc.	8,648,619
239,360	Santander Consumer USA Holdings Inc.	4,796,774
228,862	Seacoast Banking Corporation of Florida[a]	6,682,770
96,875	State Auto Financial Corporation	2,958,563
287,393	Sterling Bancorp	6,322,646
75,505	Stifel Financial Corporation	3,870,386
217,991	Synovus Financial Corporation	9,981,808
134,096	United Community Banks, Inc.	3,739,938

	Total	139,046,231

Health Care (12.6%)
145,151	Catalent, Inc.[a]	6,611,628
171,352	Halozyme Therapeutics, Inc.[a]	3,113,466
26,565	Heska Corporation[a]	3,010,080
92,544	LHC Group, Inc.[a]	9,531,107
152,166	Myriad Genetics, Inc.[a]	6,999,636
27,836	Neurocrine Biosciences, Inc.[a]	3,422,436
93,115	NuVasive, Inc.[a]	6,609,303

Shares	Common Stock (94.6%)	Value
Health Care (12.6%) - continued
173,779	Omnicell, Inc.[a]	$12,494,710
213,456	Optinose, Inc.[a,b]	2,653,258
81,509	PerkinElmer, Inc.	7,928,381
127,548	Syneos Health, Inc.[a]	6,575,099
24,537	Teleflex, Inc.	6,529,050
35,698	West Pharmaceutical Services, Inc.	4,407,632

	Total	79,885,786

Industrials (17.8%)
57,855	AGCO Corporation	3,517,005
47,287	BWX Technologies, Inc.	2,957,329
32,912	Curtiss-Wright Corporation	4,522,767
129,011	Encore Wire Corporation	6,463,451
81,245	Genesee & Wyoming, Inc.[a]	7,392,483
46,680	Granite Construction, Inc.	2,133,276
491,801	KeyW Holding Corporation[a,b]	4,258,997
113,630	Kirby Corporation[a]	9,346,068
63,408	Lindsay Corporation	6,356,018
593,629	MRC Global, Inc.[a]	11,142,416
599,477	Nexeo Solutions, Inc.[a]	7,343,593
86,514	Oshkosh Corporation	6,163,257
380,105	Primoris Services Corporation	9,434,206
84,133	Raven Industries, Inc.	3,849,085
136,217	Terex Corporation	5,436,421
44,526	TransUnion	3,276,223
227,442	Univar, Inc.[a]	6,973,372
35,426	Valmont Industries, Inc.	4,906,501
90,916	Waste Connections, Inc.	7,252,369

	Total	112,724,837

Information Technology (13.9%)
25,197	Arista Networks, Inc.[a]	6,698,874
67,689	Belden, Inc.	4,833,672
68,474	Blackline, Inc.[a]	3,866,727
53,277	Booz Allen Hamilton Holding Corporation	2,644,138
226,285	Ciena Corporation[a]	7,069,143
176,926	Dolby Laboratories, Inc.	12,379,512
52,414	Guidewire Software, Inc.[a]	5,294,338
123,781	M/A-COM Technology Solutions Holdings, Inc.[a,b]	2,549,889
181,403	National Instruments Corporation	8,767,207
51,650	Pegasystems, Inc.	3,233,290
148,298	Plexus Corporation[a]	8,676,916
23,814	Q2 Holdings, Inc.[a]	1,441,938
33,595	Rogers Corporation[a]	4,949,215
134,137	SailPoint Technologies Holdings, Inc.[a]	4,563,341
202,006	Virtusa Corporation[a]	10,849,742

	Total	87,817,942

Materials (4.2%)
35,048	Balchem Corporation	3,928,530
116,324	Scotts Miracle-Gro Company	9,158,188
132,913	Sensient Technologies Corporation	10,169,174
39,565	United States Lime & Minerals, Inc.	3,123,657

	Total	26,379,549

Real Estate (2.1%)
35,000	Americold Realty Trust	875,700
224,797	Cousins Properties, Inc.	1,998,445
56,129	CyrusOne, Inc.	3,558,579
120,106	Physicians Realty Trust	2,024,987
135,152	Terreno Realty Corporation	5,095,230

	Total	13,552,941

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
287

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (94.6%)	Value
Utilities (2.1%)
91,356	MDU Resources Group, Inc.	$2,346,936
69,113	New Jersey Resources Corporation	3,186,109
116,776	PNM Resources, Inc.	4,606,813
45,043	Southwest Gas Holdings, Inc.	3,559,748

	Total	13,699,606

	Total Common Stock (cost $450,522,484)	598,857,007

Shares	Registered Investment Companies (3.7%)	Value
Equity Funds/Exchange Traded Funds (3.7%)
46,746	iShares Russell 2000 Index Fund	7,879,038
1,675	SPDR S&P Biotech ETF[b]	160,582
59,601	SPDR S&P Health Care Equipment ETF	5,233,564
93,123	SPDR S&P Retail ETF[b]	4,751,136
67,916	Vanguard REIT ETF	5,479,463

	Total	23,503,783

	Total Registered Investment Companies (cost $22,809,069)	23,503,783

Shares	Collateral Held for Securities Loaned (1.7%)	Value
10,735,746	Thrivent Cash Management Trust	10,735,746

	Total Collateral Held for Securities Loaned (cost $10,735,746)	10,735,746

Shares or Principal Amount	Short-Term Investments (1.0%)	Value
	Thrivent Core Short-Term Reserve Fund
601,223	2.340%	6,012,232

	Total Short-Term Investments (cost $6,012,231)	6,012,232

	Total Investments (cost $490,079,530) 101.0%	$639,108,768

	Other Assets and Liabilities, Net (1.0%)	(6,208,490)

	Total Net Assets 100.0%	$632,900,278

a	Non-income producing security.
b	All or a portion of the security is on loan.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of September 28, 2018:

Securities Lending Transactions
Common Stock	$10,503,769
Total lending	$10,503,769
Gross amount payable upon return of collateral for securities loaned	$10,735,746
Net amounts due to counterparty	$231,977

    Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
288

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	56,347,657	56,347,657	–	–
Consumer Staples	33,340,418	33,340,418	–	–
Energy	36,062,040	36,062,040	–	–
Financials	139,046,231	139,046,231	–	–
Health Care	79,885,786	79,885,786	–	–
Industrials	112,724,837	112,724,837	–	–
Information Technology	87,817,942	87,817,942	–	–
Materials	26,379,549	26,379,549	–	–
Real Estate	13,552,941	13,552,941	–	–
Utilities	13,699,606	13,699,606	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	23,503,783	23,503,783	–	–

Subtotal Investments in Securities	$622,360,790	$622,360,790	$–	$–

Other Investments *	Total

Short-Term Investments	6,012,232
Collateral Held for Securities Loaned	10,735,746

Subtotal Other Investments	$16,747,978

Total Investments at Value	$639,108,768

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$19,132	$102,801	$115,921	601	$6,012	1.0%

Total Affiliated Short-Term Investments	19,132				6,012	1.0

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	22,739	124,982	136,985	10,736	10,736	1.7

Total Collateral Held for Securities Loaned	22,739				10,736	1.7

Total Value	$41,871				$16,748

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	$–	$–	–	$130

Total Income from Affiliated Investments				$130

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	97

Total Affiliated Income from Securities Loaned, Net				$97

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
289

NOTES TO SCHEDULE OF INVESTMENTS

as of September 28, 2018

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund’s Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.

Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – The Portfolios value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation – The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and

290

NOTES TO SCHEDULE OF INVESTMENTS

as of September 28, 2018

(unaudited)

foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Portfolios, with the exception of the Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

291

NOTES TO SCHEDULE OF INVESTMENTS

as of September 28, 2018

(unaudited)

Options – All Portfolios, with the exception of the Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over- the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

During the period ended September 28, 2018, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Moderate Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderately Conservative Allocation Portfolio and Opportunity Income Plus Portfolio used treasury options to manage the duration of the Portfolio versus the benchmark. Options on mortgage backed securities were used to generate income.

Futures Contracts – All Portfolios, with the exception of the Money Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the period ended September 28, 2018, Aggressive Allocation Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Government Bond Portfolio, Income Portfolio, Limited Maturity Bond Portfolio, Moderate Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderately Conservative Allocation Portfolio, Multidimensional Income Portfolio, Opportunity Income Plus Portfolio, and Partner Worldwide Allocation Portfolio used treasury futures to manage the duration and yield curve exposure of the repective Portfolio versus its benchmark.

During the period ended September 28, 2018, Aggressive Allocation Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Large Cap Index Portfolio, Large Cap Stock, Low Volatility Equity Portfolio, Mid Cap Index Portfolio, Moderate Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderately Conservative Allocation Portfolio, Opportunity Income Plus Portfolio, Partner Worldwide Allocation Portfolio, and Small Cap Index Portfolio used equity futures to manage exposure to the equities market.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, with the exception of the Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time

292

NOTES TO SCHEDULE OF INVESTMENTS

as of September 28, 2018

(unaudited)

a forward contract is closed. These contracts are over-the- counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.

During the period ended September 28, 2018, Partner Healthcare Portfolio used foreign currency forward contracts in order to hedge unwanted currency exposure.

During the period ended September 28, 2018, Partner Worldwide Allocation Portfolio used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.

Swap Agreements – All Portfolios, with the exception of the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and in these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements.

As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Portfolio’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio’s most recent annual or semiannual shareholder report.

293

Item 2. Controls and Procedures

(a) Registrant’s principal executive and principal financial officers have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s principal executive and principal financial officers are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications of registrant’s principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 21, 2018	THRIVENT SERIES FUND, INC.

	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 21, 2018	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer (Principal Executive Officer)

Date: November 21, 2018	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer (Principal Financial Officer)